UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2023

Item 1.

Reports to Stockholders

Fidelity® 500 Index Fund

Annual Report
February 28, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's ® ; and S&P ® ; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones ® ; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended February 28, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® 500 Index Fund	-7.71%	9.81%	12.24%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® 500 Index Fund on February 28, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

38,000
35,000
30,000
25,000
20,000
15,000
$10,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022
'23

Period Ending Values

$31,723 Fidelity® 500 Index Fund

$31,761 S&P 500® Index

Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -7.69% for the 12 months ending February 28, 2023, according to the S&P 500 ® index. The new year began with an encouraging upturn in January (+6.28%), but stocks lost momentum in February (-2.44%) amid higher-than-expected inflation and strong jobs data. Investors took these as signs that the economy continued to run hot, even after a year of historic policy adjustment by the Federal Reserve aimed at cooling economic growth. Record inflation in 2022 prompted the Fed to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the central bank has hiked its benchmark rate eight times, by 4.5 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive asset portfolio. The latest bump came on February 2, along with a signal that the Fed plans to lift rates in March while it considers whether and when to pause increases. Against this dynamic backdrop, stocks struggled to gain traction until a strong rally ignited heading into the summer. But in September, the index returned -9.21%, one of its worst monthly results ever, before advancing 7.56% in Q4, as risky assets regained favor. For the full 12 months, value stocks handily outpaced growth. The headwind for the latter was most pronounced in the growth-oriented communication services (-25%) and consumer discretionary (-18%) sectors. In sharp contrast, energy gained 24%.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending February 28, 2023, the fund returned -7.71%, roughly in line with the -7.69% result of the benchmark S&P 500 ® Index. By sector, information technology returned -11% and detracted most, followed by communication services, which returned -25%, especially in the media & entertainment industry (-27%). The consumer discretionary sector returned -18%, and financials (-5%) also hurt. Real estate (-12%) and health care (-1%), especially in the health care equipment & services industry (-6%), hampered results. Other notable detractors included the consumer staples (-1%) and utilities (-1%) sectors. In contrast, energy gained 24% and contributed most. Industrials stocks also helped (+3%), benefiting from the capital goods industry (+6%) and the materials sector generated a roughly flat return. Turning to individual stocks, the biggest individual detractor was Amazon.com (-39%), from the retailing industry, followed by Alphabet (-33%), which is in the media & entertainment segment. Within software & services, Microsoft returned about -16% and hurt. Other detractors were Apple (-10%), a stock in the technology hardware & equipment category, and Tesla (-29%), from the automobiles & components group. In contrast, the biggest individual contributor was Exxon Mobil (+45%), from the energy sector. In pharmaceuticals, biotechnology & life sciences, Merck (+43%) and Eli Lilly (+26%) helped. Chevron, within the energy sector, advanced roughly 15% and lifted the fund. Another contributor was Caterpillar (+31%), a stock in the capital goods industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary February 28, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.6
Microsoft Corp.	5.6
Amazon.com, Inc.	2.5
NVIDIA Corp.	1.7
Tesla, Inc.	1.7
Berkshire Hathaway, Inc. Class B	1.6
Alphabet, Inc. Class A	1.6
Alphabet, Inc. Class C	1.5
Exxon Mobil Corp.	1.4
UnitedHealth Group, Inc.	1.3
25.5

Market Sectors (% of Fund's net assets)

Information Technology	27.2
Health Care	14.3
Financials	11.7
Consumer Discretionary	10.6
Industrials	8.5
Communication Services	7.7
Consumer Staples	6.7
Energy	4.8
Utilities	2.8
Materials	2.8
Real Estate	2.7

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.5%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 28, 2023
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	78,151,533	1,477,845
Lumen Technologies, Inc. (a)	10,437,180	35,486
Verizon Communications, Inc.	46,053,336	1,787,330
		3,300,661
Entertainment - 1.4%
Activision Blizzard, Inc.	7,809,548	595,478
Electronic Arts, Inc.	2,876,003	319,064
Live Nation Entertainment, Inc. (a)(b)	1,566,320	112,869
Netflix, Inc. (a)(b)	4,879,893	1,571,960
Take-Two Interactive Software, Inc. (a)(b)	1,729,816	189,501
The Walt Disney Co. (b)	19,990,848	1,991,288
Warner Bros Discovery, Inc. (a)(b)	24,232,130	378,506
		5,158,666
Interactive Media & Services - 4.3%
Alphabet, Inc.:
Class A (b)	65,497,492	5,898,704
Class C (b)	58,060,449	5,242,859
Match Group, Inc. (b)	3,062,747	126,859
Meta Platforms, Inc. Class A (b)	24,657,944	4,313,661
		15,582,083
Media - 0.8%
Charter Communications, Inc. Class A (a)(b)	1,177,851	432,990
Comcast Corp. Class A	47,305,021	1,758,328
DISH Network Corp. Class A (a)(b)	2,756,225	31,449
Fox Corp.:
Class A	3,316,391	116,140
Class B	1,528,258	49,286
Interpublic Group of Companies, Inc.	4,260,396	151,414
News Corp.:
Class A (a)	4,188,143	71,827
Class B (a)	1,297,342	22,392
Omnicom Group, Inc.	2,236,054	202,519
Paramount Global Class B	5,537,940	118,623
		2,954,968
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (b)	6,548,565	931,075
TOTAL COMMUNICATION SERVICES		27,927,453
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.1%
Aptiv PLC (b)	2,971,118	345,482
BorgWarner, Inc.	2,567,631	129,100
		474,582
Automobiles - 2.0%
Ford Motor Co.	43,310,009	522,752
General Motors Co.	15,578,733	603,520
Tesla, Inc. (a)(b)	29,432,538	6,054,567
		7,180,839
Distributors - 0.2%
Genuine Parts Co.	1,545,727	273,377
LKQ Corp.	2,783,238	159,452
Pool Corp.	428,216	152,813
		585,642
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc. (a)(b)	425,343	1,073,566
Caesars Entertainment, Inc. (b)	2,352,837	119,430
Carnival Corp. (a)(b)	10,981,312	116,622
Chipotle Mexican Grill, Inc. (b)	303,976	453,253
Darden Restaurants, Inc.	1,342,042	191,899
Domino's Pizza, Inc.	388,170	114,126
Expedia, Inc. (b)	1,651,052	179,915
Hilton Worldwide Holdings, Inc.	2,965,701	428,573
Las Vegas Sands Corp. (b)	3,603,189	207,075
Marriott International, Inc. Class A	2,950,382	499,323
McDonald's Corp.	8,031,438	2,119,577
MGM Resorts International	3,495,126	150,325
Norwegian Cruise Line Holdings Ltd. (a)(b)	4,620,844	68,481
Royal Caribbean Cruises Ltd. (a)(b)	2,406,463	169,993
Starbucks Corp.	12,587,364	1,285,044
Wynn Resorts Ltd. (b)	1,130,722	122,536
Yum! Brands, Inc. (a)	3,088,866	392,780
		7,692,518
Household Durables - 0.3%
D.R. Horton, Inc. (a)	3,432,190	317,409
Garmin Ltd.	1,681,363	164,992
Lennar Corp. Class A (a)	2,793,663	270,259
Mohawk Industries, Inc. (b)	578,249	59,473
Newell Brands, Inc.	4,127,173	60,628
NVR, Inc. (b)	32,943	170,435
PulteGroup, Inc.	2,498,174	136,575
Whirlpool Corp.	597,382	82,427
		1,262,198
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (b)	97,324,147	9,170,854
eBay, Inc.	5,950,561	273,131
Etsy, Inc. (a)(b)	1,378,239	167,332
		9,611,317
Leisure Products - 0.0%
Hasbro, Inc.	1,423,627	78,314
Multiline Retail - 0.5%
Dollar General Corp. (a)	2,473,523	535,023
Dollar Tree, Inc. (a)(b)	2,308,259	335,344
Target Corp.	5,047,041	850,426
		1,720,793
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	659,228	95,562
AutoZone, Inc. (b)	208,137	517,541
Bath & Body Works, Inc. (a)	2,504,250	102,349
Best Buy Co., Inc. (a)	2,197,132	182,604
CarMax, Inc. (a)(b)	1,732,724	119,627
Lowe's Companies, Inc. (a)	6,806,333	1,400,403
O'Reilly Automotive, Inc. (b)	686,181	569,599
Ross Stores, Inc.	3,805,739	420,686
The Home Depot, Inc.	11,225,727	3,328,877
TJX Companies, Inc.	12,731,594	975,240
Tractor Supply Co.	1,211,289	282,545
Ulta Beauty, Inc. (b)	561,667	291,393
		8,286,426
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	13,813,182	1,640,868
Ralph Lauren Corp. (a)	450,585	53,255
Tapestry, Inc.	2,642,274	114,965
VF Corp.	3,621,719	89,891
		1,898,979
TOTAL CONSUMER DISCRETIONARY		38,791,608
CONSUMER STAPLES - 6.7%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	2,005,109	130,071
Constellation Brands, Inc. Class A (sub. vtg.)	1,780,040	398,195
Keurig Dr. Pepper, Inc. (a)	9,317,994	321,937
Molson Coors Beverage Co. Class B	2,061,507	109,652
Monster Beverage Corp. (a)(b)	4,176,487	424,999
PepsiCo, Inc.	15,107,348	2,621,578
The Coca-Cola Co.	42,678,630	2,539,805
		6,546,237
Food & Staples Retailing - 1.5%
Costco Wholesale Corp. (a)	4,853,400	2,349,919
Kroger Co.	7,142,785	308,140
Sysco Corp.	5,556,994	414,385
Walgreens Boots Alliance, Inc. (a)	7,871,023	279,657
Walmart, Inc.	15,476,831	2,199,722
		5,551,823
Food Products - 1.1%
Archer Daniels Midland Co.	6,023,754	479,491
Campbell Soup Co. (a)	2,202,300	115,665
Conagra Brands, Inc. (a)	5,255,301	191,346
General Mills, Inc. (a)	6,508,454	517,487
Hormel Foods Corp.	3,174,365	140,878
Kellogg Co.	2,806,754	185,077
Lamb Weston Holdings, Inc.	1,577,188	158,728
McCormick & Co., Inc. (non-vtg.)	2,747,981	204,230
Mondelez International, Inc.	14,974,773	976,056
The Hershey Co.	1,611,598	384,076
The J.M. Smucker Co.	1,168,458	172,803
The Kraft Heinz Co.	8,730,831	339,979
Tyson Foods, Inc. Class A	3,175,814	188,135
		4,053,951
Household Products - 1.4%
Church & Dwight Co., Inc. (a)	2,674,150	224,040
Colgate-Palmolive Co.	9,158,586	671,324
Kimberly-Clark Corp.	3,700,789	462,784
Procter & Gamble Co. (a)	25,985,084	3,574,508
The Clorox Co. (a)	1,352,986	210,308
		5,142,964
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	2,536,005	616,376
Tobacco - 0.7%
Altria Group, Inc. (a)	19,652,168	912,450
Philip Morris International, Inc.	16,998,828	1,653,986
		2,566,436
TOTAL CONSUMER STAPLES		24,477,787
ENERGY - 4.8%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A (a)	10,981,659	336,039
Halliburton Co.	9,957,245	360,751
Schlumberger Ltd.	15,549,163	827,371
		1,524,161
Oil, Gas & Consumable Fuels - 4.4%
APA Corp.	3,525,560	135,311
Chevron Corp.	19,507,157	3,136,166
ConocoPhillips Co.	13,663,864	1,412,160
Coterra Energy, Inc.	8,645,983	215,890
Devon Energy Corp. (a)	7,168,184	386,508
Diamondback Energy, Inc.	1,929,928	271,309
EOG Resources, Inc. (a)	6,441,048	727,967
EQT Corp. (a)	4,024,866	133,545
Exxon Mobil Corp.	45,159,384	4,963,468
Hess Corp.	3,042,692	409,851
Kinder Morgan, Inc.	21,690,021	370,032
Marathon Oil Corp.	6,963,878	175,142
Marathon Petroleum Corp. (a)	5,139,129	635,196
Occidental Petroleum Corp.	7,973,399	466,922
ONEOK, Inc. (a)	4,901,101	320,777
Phillips 66 Co.	5,182,674	531,535
Pioneer Natural Resources Co.	2,605,405	522,149
Targa Resources Corp.	2,482,329	183,941
The Williams Companies, Inc.	13,356,051	402,017
Valero Energy Corp.	4,227,475	556,885
		15,956,771
TOTAL ENERGY		17,480,932
FINANCIALS - 11.7%
Banks - 4.0%
Bank of America Corp.	76,534,288	2,625,126
Citigroup, Inc.	21,238,669	1,076,588
Citizens Financial Group, Inc. (a)	5,400,441	225,522
Comerica, Inc.	1,435,962	100,661
Fifth Third Bancorp	7,526,718	273,220
First Republic Bank (a)	2,005,875	246,743
Huntington Bancshares, Inc. (a)	15,820,391	242,368
JPMorgan Chase & Co.	32,164,231	4,610,743
KeyCorp	10,230,542	187,117
M&T Bank Corp.	1,892,799	293,933
PNC Financial Services Group, Inc.	4,422,617	698,420
Regions Financial Corp.	10,246,726	238,954
Signature Bank (a)	690,030	79,388
SVB Financial Group (b)	648,109	186,727
Truist Financial Corp.	14,548,728	683,063
U.S. Bancorp (a)	14,826,519	707,670
Wells Fargo & Co.	41,784,161	1,954,245
Zions Bancorp NA	1,640,645	83,049
		14,513,537
Capital Markets - 3.1%
Ameriprise Financial, Inc. (a)	1,166,922	400,103
Bank of New York Mellon Corp.	8,065,552	410,375
BlackRock, Inc. Class A	1,646,983	1,135,479
Cboe Global Markets, Inc.	1,163,249	146,767
Charles Schwab Corp.	16,725,883	1,303,281
CME Group, Inc.	3,944,586	731,168
FactSet Research Systems, Inc.	417,766	173,185
Franklin Resources, Inc. (a)	3,114,915	91,797
Goldman Sachs Group, Inc.	3,713,322	1,305,790
Intercontinental Exchange, Inc.	6,124,835	623,508
Invesco Ltd. (a)	4,987,137	88,073
MarketAxess Holdings, Inc.	412,711	140,920
Moody's Corp.	1,727,646	501,276
Morgan Stanley (a)	14,455,731	1,394,978
MSCI, Inc.	876,784	457,813
NASDAQ, Inc.	3,717,142	208,383
Northern Trust Corp.	2,285,399	217,730
Raymond James Financial, Inc. (a)	2,122,823	230,241
S&P Global, Inc.	3,651,531	1,245,902
State Street Corp. (a)	4,023,703	356,822
T. Rowe Price Group, Inc. (a)	2,450,419	275,133
		11,438,724
Consumer Finance - 0.6%
American Express Co. (a)	6,555,061	1,140,515
Capital One Financial Corp.	4,185,542	456,559
Discover Financial Services	2,996,076	335,561
Synchrony Financial	4,940,436	176,423
		2,109,058
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	19,756,871	6,029,402
Insurance - 2.4%
AFLAC, Inc. (a)	6,204,621	422,845
Allstate Corp.	2,908,176	374,515
American International Group, Inc.	8,147,190	497,875
Aon PLC (a)	2,268,258	689,664
Arch Capital Group Ltd. (b)	4,055,865	283,911
Arthur J. Gallagher & Co.	2,311,979	433,149
Assurant, Inc.	579,322	73,800
Brown & Brown, Inc.	2,577,722	144,533
Chubb Ltd. (a)	4,551,254	960,406
Cincinnati Financial Corp. (a)	1,723,611	208,040
Everest Re Group Ltd.	429,466	164,902
Globe Life, Inc. (a)	991,957	120,711
Hartford Financial Services Group, Inc.	3,488,134	273,051
Lincoln National Corp.	1,688,539	53,560
Loews Corp. (a)	2,160,922	132,011
Marsh & McLennan Companies, Inc.	5,439,026	881,884
MetLife, Inc.	7,227,061	518,397
Principal Financial Group, Inc. (a)	2,495,270	223,476
Progressive Corp.	6,415,619	920,770
Prudential Financial, Inc.	4,035,326	403,533
The Travelers Companies, Inc.	2,569,757	475,713
W.R. Berkley Corp.	2,241,541	148,368
Willis Towers Watson PLC	1,186,890	278,160
		8,683,274
TOTAL FINANCIALS		42,773,995
HEALTH CARE - 14.3%
Biotechnology - 2.3%
AbbVie, Inc.	19,392,382	2,984,488
Amgen, Inc.	5,850,992	1,355,441
Biogen, Inc. (b)	1,579,051	426,123
Gilead Sciences, Inc.	13,753,486	1,107,568
Incyte Corp. (b)	2,024,838	155,872
Moderna, Inc. (a)(b)	3,622,963	502,903
Regeneron Pharmaceuticals, Inc. (b)	1,174,236	892,913
Vertex Pharmaceuticals, Inc. (b)	2,814,760	817,097
		8,242,405
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories (a)	19,119,262	1,944,811
Align Technology, Inc. (b)	796,584	246,543
Baxter International, Inc.	5,527,969	220,842
Becton, Dickinson & Co.	3,127,322	733,513
Boston Scientific Corp. (b)	15,706,088	733,788
Dentsply Sirona, Inc.	2,356,631	89,717
DexCom, Inc. (b)	4,235,534	470,187
Edwards Lifesciences Corp. (b)	6,779,565	545,348
GE HealthCare Technologies, Inc. (a)(b)	3,993,905	303,537
Hologic, Inc. (b)	2,737,585	218,021
IDEXX Laboratories, Inc. (a)(b)	908,135	429,766
Intuitive Surgical, Inc. (b)	3,875,063	888,901
Medtronic PLC	14,574,904	1,206,802
ResMed, Inc.	1,606,279	342,137
STERIS PLC (a)	1,094,615	205,820
Stryker Corp. (a)	3,693,229	970,876
Teleflex, Inc.	514,351	122,534
The Cooper Companies, Inc. (a)	541,107	176,926
Zimmer Biomet Holdings, Inc.	2,301,145	285,043
		10,135,112
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	1,775,904	276,260
Cardinal Health, Inc.	2,874,447	217,624
Centene Corp. (b)	6,209,357	424,720
Cigna Group	3,352,599	979,294
CVS Health Corp. (a)	14,408,381	1,203,676
DaVita HealthCare Partners, Inc. (a)(b)	602,678	49,576
Elevance Health, Inc.	2,618,882	1,230,010
HCA Holdings, Inc. (a)	2,325,112	566,049
Henry Schein, Inc. (a)(b)	1,486,360	116,397
Humana, Inc.	1,388,240	687,207
Laboratory Corp. of America Holdings	971,549	232,550
McKesson Corp.	1,554,839	543,898
Molina Healthcare, Inc. (b)	640,389	176,318
Quest Diagnostics, Inc.	1,248,835	172,789
UnitedHealth Group, Inc.	10,245,659	4,876,319
Universal Health Services, Inc. Class B	703,518	93,969
		11,846,656
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	3,246,255	460,871
Bio-Rad Laboratories, Inc. Class A (b)	236,106	112,821
Bio-Techne Corp.	1,721,265	125,033
Charles River Laboratories International, Inc. (a)(b)	557,917	122,374
Danaher Corp.	7,184,269	1,778,322
Illumina, Inc. (b)	1,724,882	343,596
IQVIA Holdings, Inc. (b)	2,036,743	424,600
Mettler-Toledo International, Inc. (b)	244,466	350,493
PerkinElmer, Inc.	1,384,117	172,419
Thermo Fisher Scientific, Inc. (a)	4,300,648	2,329,919
Waters Corp. (b)	651,442	202,527
West Pharmaceutical Services, Inc. (a)	811,813	257,369
		6,680,344
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co. (a)	23,314,531	1,607,770
Catalent, Inc. (a)(b)	1,973,406	134,626
Eli Lilly & Co.	8,647,963	2,691,419
Johnson & Johnson	28,669,278	4,393,854
Merck & Co., Inc.	27,802,033	2,953,688
Organon & Co.	2,789,245	68,309
Pfizer, Inc. (a)	61,553,134	2,497,211
Viatris, Inc.	13,297,777	151,595
Zoetis, Inc. Class A	5,110,739	853,493
		15,351,965
TOTAL HEALTH CARE		52,256,482
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.8%
General Dynamics Corp.	2,468,679	562,637
Howmet Aerospace, Inc.	4,037,561	170,304
Huntington Ingalls Industries, Inc.	437,570	94,165
L3Harris Technologies, Inc.	2,087,875	440,938
Lockheed Martin Corp.	2,557,671	1,213,001
Northrop Grumman Corp.	1,586,467	736,295
Raytheon Technologies Corp.	16,120,040	1,581,215
Textron, Inc.	2,289,292	166,042
The Boeing Co. (a)(b)	6,143,169	1,238,156
TransDigm Group, Inc.	566,440	421,358
		6,624,111
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,290,746	129,023
Expeditors International of Washington, Inc. (a)	1,745,016	182,459
FedEx Corp.	2,625,181	533,489
United Parcel Service, Inc. Class B	8,002,894	1,460,448
		2,305,419
Airlines - 0.2%
Alaska Air Group, Inc. (a)(b)	1,390,848	66,524
American Airlines Group, Inc. (b)	7,126,530	113,882
Delta Air Lines, Inc. (a)(b)	7,030,988	269,568
Southwest Airlines Co.	6,510,825	218,634
United Airlines Holdings, Inc. (b)	3,584,950	186,274
		854,882
Building Products - 0.5%
A.O. Smith Corp. (a)	1,391,201	91,305
Allegion PLC	963,270	108,570
Carrier Global Corp. (a)	9,170,079	412,929
Johnson Controls International PLC	7,551,979	473,660
Masco Corp.	2,473,052	129,662
Trane Technologies PLC	2,525,444	467,131
		1,683,257
Commercial Services & Supplies - 0.5%
Cintas Corp.	946,473	415,000
Copart, Inc. (b)	4,699,008	331,092
Republic Services, Inc.	2,252,334	290,393
Rollins, Inc.	2,538,109	89,341
Waste Management, Inc.	4,096,009	613,418
		1,739,244
Construction & Engineering - 0.1%
Quanta Services, Inc.	1,566,990	252,912
Electrical Equipment - 0.6%
AMETEK, Inc.	2,518,285	356,488
Eaton Corp. PLC	4,361,003	762,870
Emerson Electric Co.	6,483,935	536,286
Generac Holdings, Inc. (a)(b)	694,734	83,375
Rockwell Automation, Inc.	1,259,329	371,414
		2,110,433
Industrial Conglomerates - 0.8%
3M Co. (a)	6,061,131	653,026
General Electric Co.	11,981,712	1,014,971
Honeywell International, Inc.	7,372,382	1,411,664
		3,079,661
Machinery - 1.9%
Caterpillar, Inc.	5,706,575	1,367,010
Cummins, Inc.	1,546,385	375,895
Deere & Co. (a)	3,011,759	1,262,650
Dover Corp.	1,539,060	230,705
Fortive Corp.	3,879,703	258,621
IDEX Corp.	827,034	186,066
Illinois Tool Works, Inc. (a)	3,065,304	714,706
Ingersoll Rand, Inc.	4,440,241	257,845
Nordson Corp.	589,710	129,524
Otis Worldwide Corp. (a)	4,568,099	386,553
PACCAR, Inc.	5,720,206	412,999
Parker Hannifin Corp.	1,408,043	495,420
Pentair PLC	1,803,813	100,905
Snap-On, Inc.	582,874	144,949
Stanley Black & Decker, Inc.	1,622,268	138,882
Westinghouse Air Brake Tech Co.	1,994,285	208,064
Xylem, Inc. (a)	1,976,236	202,861
		6,873,655
Professional Services - 0.3%
CoStar Group, Inc. (b)	4,459,583	315,114
Equifax, Inc. (a)	1,342,656	271,928
Jacobs Solutions, Inc.	1,399,272	167,213
Leidos Holdings, Inc.	1,498,883	145,497
Robert Half International, Inc.	1,189,753	95,918
Verisk Analytics, Inc.	1,714,882	293,433
		1,289,103
Road & Rail - 0.9%
CSX Corp.	23,054,084	702,919
J.B. Hunt Transport Services, Inc.	908,273	164,207
Norfolk Southern Corp.	2,538,680	570,746
Old Dominion Freight Lines, Inc.	993,428	337,030
Union Pacific Corp.	6,741,636	1,397,406
		3,172,308
Trading Companies & Distributors - 0.3%
Fastenal Co. (a)	6,280,634	323,829
United Rentals, Inc. (a)	760,001	356,083
W.W. Grainger, Inc. (a)	493,130	329,623
		1,009,535
TOTAL INDUSTRIALS		30,994,520
INFORMATION TECHNOLOGY - 27.2%
Communications Equipment - 0.9%
Arista Networks, Inc. (b)	2,714,131	376,450
Cisco Systems, Inc.	45,024,244	2,180,074
F5, Inc. (b)	656,399	93,852
Juniper Networks, Inc.	3,558,939	109,544
Motorola Solutions, Inc.	1,833,474	481,855
		3,241,775
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	6,525,548	505,860
CDW Corp.	1,484,638	300,520
Corning, Inc.	8,347,312	283,391
Keysight Technologies, Inc. (a)(b)	1,960,598	313,617
TE Connectivity Ltd.	3,487,936	444,084
Teledyne Technologies, Inc. (a)(b)	513,967	221,042
Trimble, Inc. (b)	2,704,382	140,790
Zebra Technologies Corp. Class A (b)	566,152	169,987
		2,379,291
IT Services - 4.4%
Accenture PLC Class A	6,909,179	1,834,732
Akamai Technologies, Inc. (b)	1,724,247	125,180
Automatic Data Processing, Inc.	4,548,821	999,922
Broadridge Financial Solutions, Inc. (a)	1,290,153	181,628
Cognizant Technology Solutions Corp. Class A	5,635,431	352,947
DXC Technology Co. (a)(b)	2,522,792	69,982
EPAM Systems, Inc. (a)(b)	630,662	194,023
Fidelity National Information Services, Inc.	6,506,732	412,332
Fiserv, Inc. (a)(b)	6,963,436	801,422
FleetCor Technologies, Inc. (b)	808,732	173,708
Gartner, Inc. (b)	866,542	284,061
Global Payments, Inc. (a)	2,965,098	332,684
IBM Corp.	9,914,246	1,281,912
Jack Henry & Associates, Inc.	799,927	131,380
MasterCard, Inc. Class A	9,308,495	3,307,215
Paychex, Inc.	3,517,269	388,306
PayPal Holdings, Inc. (b)	12,501,043	920,077
VeriSign, Inc. (b)	1,011,397	199,073
Visa, Inc. Class A	17,928,853	3,943,272
		15,933,856
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc. (a)(b)	17,680,383	1,389,324
Analog Devices, Inc.	5,640,047	1,034,779
Applied Materials, Inc.	9,433,768	1,095,732
Broadcom, Inc.	4,441,139	2,639,324
Enphase Energy, Inc. (b)	1,490,483	313,791
First Solar, Inc. (b)	1,087,165	183,883
Intel Corp. (a)	45,254,859	1,128,204
KLA Corp.	1,554,017	589,563
Lam Research Corp. (a)	1,495,472	726,814
Microchip Technology, Inc. (a)	6,031,156	488,705
Micron Technology, Inc.	11,921,415	689,296
Monolithic Power Systems, Inc.	489,008	236,822
NVIDIA Corp.	27,304,241	6,338,953
NXP Semiconductors NV	2,841,560	507,162
onsemi (b)	4,741,771	367,060
Qorvo, Inc. (b)	1,111,787	112,168
Qualcomm, Inc.	12,292,391	1,518,479
Skyworks Solutions, Inc.	1,759,381	196,294
SolarEdge Technologies, Inc. (a)(b)	612,920	194,860
Teradyne, Inc. (a)	1,707,952	172,742
Texas Instruments, Inc.	9,952,034	1,706,276
		21,630,231
Software - 8.5%
Adobe, Inc. (b)	5,097,888	1,651,461
ANSYS, Inc. (b)	955,232	290,018
Autodesk, Inc. (b)	2,367,014	470,302
Cadence Design Systems, Inc. (a)(b)	3,008,028	580,369
Ceridian HCM Holding, Inc. (a)(b)	1,684,256	122,833
Fortinet, Inc. (b)	7,110,352	422,639
Gen Digital, Inc.	6,356,852	124,022
Intuit, Inc.	3,090,862	1,258,537
Microsoft Corp.	81,742,461	20,388,205
Oracle Corp.	16,852,031	1,472,868
Paycom Software, Inc. (b)	533,008	154,071
PTC, Inc. (a)(b)	1,159,273	145,292
Roper Technologies, Inc.	1,162,919	500,288
Salesforce.com, Inc. (b)	10,965,558	1,794,075
ServiceNow, Inc. (a)(b)	2,215,043	957,275
Synopsys, Inc. (a)(b)	1,676,754	609,936
Tyler Technologies, Inc. (a)(b)	456,606	146,685
		31,088,876
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc. (a)	163,974,918	24,171,549
Hewlett Packard Enterprise Co.	14,109,399	220,248
HP, Inc.	9,707,002	286,551
NetApp, Inc.	2,383,541	153,858
Seagate Technology Holdings PLC (a)	2,105,412	135,925
Western Digital Corp. (b)	3,483,211	134,034
		25,102,165
TOTAL INFORMATION TECHNOLOGY		99,376,194
MATERIALS - 2.8%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	2,432,150	695,546
Albemarle Corp.	1,284,648	326,699
Celanese Corp. Class A (a)	1,093,856	127,139
CF Industries Holdings, Inc.	2,151,322	184,777
Corteva, Inc.	7,834,803	488,030
Dow, Inc.	7,717,110	441,419
DuPont de Nemours, Inc.	5,447,568	397,836
Eastman Chemical Co.	1,315,758	112,103
Ecolab, Inc. (a)	2,717,269	433,051
FMC Corp. (a)	1,381,288	178,393
International Flavors & Fragrances, Inc.	2,795,801	260,569
Linde PLC	5,421,153	1,888,567
LyondellBasell Industries NV Class A	2,785,107	267,342
PPG Industries, Inc. (a)	2,577,202	340,345
Sherwin-Williams Co.	2,585,899	572,389
The Mosaic Co.	3,733,565	198,588
		6,912,793
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	680,863	245,022
Vulcan Materials Co.	1,457,400	263,658
		508,680
Containers & Packaging - 0.3%
Amcor PLC	16,327,944	181,893
Avery Dennison Corp.	887,871	161,761
Ball Corp.	3,442,309	193,492
International Paper Co.	3,900,123	141,925
Packaging Corp. of America (a)	1,014,688	138,728
Sealed Air Corp.	1,586,256	77,124
WestRock Co.	2,788,520	87,560
		982,483
Metals & Mining - 0.5%
Freeport-McMoRan, Inc. (a)	15,673,367	642,138
Newmont Corp.	8,703,792	379,572
Nucor Corp. (a)	2,813,148	471,034
Steel Dynamics, Inc.	1,828,973	230,652
		1,723,396
TOTAL MATERIALS		10,127,352
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	1,637,368	245,245
American Tower Corp.	5,105,629	1,010,966
AvalonBay Communities, Inc.	1,534,049	264,654
Boston Properties, Inc.	1,564,205	102,424
Camden Property Trust (SBI)	1,168,139	134,056
Crown Castle International Corp.	4,748,611	620,881
Digital Realty Trust, Inc.	3,152,839	328,620
Equinix, Inc.	1,014,731	698,409
Equity Residential (SBI)	3,729,685	233,180
Essex Property Trust, Inc.	710,064	161,937
Extra Space Storage, Inc.	1,468,530	241,793
Federal Realty Investment Trust (SBI)	801,452	85,579
Healthpeak Properties, Inc.	5,894,429	141,820
Host Hotels & Resorts, Inc.	7,840,685	131,724
Invitation Homes, Inc.	6,369,231	199,102
Iron Mountain, Inc.	3,187,843	168,159
Kimco Realty Corp.	6,781,773	139,772
Mid-America Apartment Communities, Inc. (a)	1,266,270	202,730
Prologis (REIT), Inc.	10,122,042	1,249,060
Public Storage	1,733,372	518,192
Realty Income Corp.	6,877,094	439,790
Regency Centers Corp.	1,688,814	106,226
SBA Communications Corp. Class A	1,183,907	307,046
Simon Property Group, Inc.	3,585,145	437,710
UDR, Inc.	3,355,566	143,752
Ventas, Inc.	4,383,133	213,239
VICI Properties, Inc.	10,560,908	354,107
Welltower, Inc.	5,181,457	384,050
Weyerhaeuser Co.	8,069,743	252,179
		9,516,402
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)(b)	3,464,558	294,972
TOTAL REAL ESTATE		9,811,374
UTILITIES - 2.8%
Electric Utilities - 1.8%
Alliant Energy Corp.	2,752,597	141,126
American Electric Power Co., Inc.	5,634,807	495,694
Constellation Energy Corp.	3,585,935	268,551
Duke Energy Corp.	8,444,169	795,947
Edison International (a)	4,187,473	277,253
Entergy Corp.	2,231,316	229,535
Evergy, Inc.	2,516,992	148,024
Eversource Energy	3,819,381	287,829
Exelon Corp.	10,896,936	440,127
FirstEnergy Corp. (a)	5,956,113	235,505
NextEra Energy, Inc.	21,790,362	1,547,769
NRG Energy, Inc. (a)	2,526,290	82,837
PG&E Corp. (a)(b)	17,654,956	275,770
Pinnacle West Capital Corp.	1,240,643	91,411
PPL Corp.	8,074,139	218,567
Southern Co.	11,937,903	752,804
Xcel Energy, Inc. (a)	6,000,881	387,477
		6,676,226
Gas Utilities - 0.0%
Atmos Energy Corp.	1,533,994	173,050
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp. (a)	7,324,447	180,767
Multi-Utilities - 0.8%
Ameren Corp. (a)	2,834,838	234,469
CenterPoint Energy, Inc. (a)	6,903,215	192,047
CMS Energy Corp.	3,182,776	187,688
Consolidated Edison, Inc.	3,891,272	347,685
Dominion Energy, Inc.	9,137,324	508,218
DTE Energy Co. (a)	2,124,490	233,078
NiSource, Inc.	4,453,487	122,159
Public Service Enterprise Group, Inc.	5,471,267	330,629
Sempra Energy	3,446,837	516,888
WEC Energy Group, Inc.	3,458,922	306,668
		2,979,529
Water Utilities - 0.1%
American Water Works Co., Inc.	1,993,846	279,896
TOTAL UTILITIES		10,289,468
TOTAL COMMON STOCKS (Cost $217,652,290)		364,307,165

U.S. Treasury Obligations - 0.0%
	Principal Amount (c) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $83,707)	85,000	83,676

Money Market Funds - 0.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (e)	119,210,194	119,234
Fidelity Securities Lending Cash Central Fund 4.63% (e)(f)	1,542,853,845	1,543,008
TOTAL MONEY MARKET FUNDS (Cost $1,662,235)		1,662,242

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $219,398,232)	366,053,083
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(1,008,312)
NET ASSETS - 100.0%	365,044,771

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3,766	Mar 2023	748,587	9,398	9,398

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $40,629,000.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	1,073,614	16,573,320	17,527,700	12,469	-	-	119,234	0.3%
Fidelity Securities Lending Cash Central Fund 4.63%	5,904,527	19,506,148	23,867,667	3,443	-	-	1,543,008	4.9%
Total	6,978,141	36,079,468	41,395,367	15,912	-	-	1,662,242

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	27,927,453	27,927,453	-	-
Consumer Discretionary	38,791,608	38,791,608	-	-
Consumer Staples	24,477,787	24,477,787	-	-
Energy	17,480,932	17,480,932	-	-
Financials	42,773,995	42,773,995	-	-
Health Care	52,256,482	52,256,482	-	-
Industrials	30,994,520	30,994,520	-	-
Information Technology	99,376,194	99,376,194	-	-
Materials	10,127,352	10,127,352	-	-
Real Estate	9,811,374	9,811,374	-	-
Utilities	10,289,468	10,289,468	-	-

U.S. Government and Government Agency Obligations	83,676	-	83,676	-

Money Market Funds	1,662,242	1,662,242	-	-
Total Investments in Securities:	366,053,083	365,969,407	83,676	-
Derivative Instruments:

Assets
Futures Contracts	9,398	9,398	-	-
Total Assets	9,398	9,398	-	-
Total Derivative Instruments:	9,398	9,398	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	9,398	0
Total Equity Risk	9,398	0
Total Value of Derivatives	9,398	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		February 28, 2023

Assets
Investment in securities, at value (including securities loaned of $1,499,857) - See accompanying schedule:
Unaffiliated issuers (cost $217,735,997)	$364,390,841
Fidelity Central Funds (cost $1,662,235)	1,662,242

Total Investment in Securities (cost $219,398,232)		$366,053,083
Cash		1,141
Receivable for fund shares sold		381,538
Dividends receivable		588,174
Distributions receivable from Fidelity Central Funds		749
Other receivables		3,712
Total assets		367,028,397
Liabilities
Payable for investments purchased	$100,838
Payable for fund shares redeemed	329,416
Accrued management fee	4,495
Payable for daily variation margin on futures contracts	2,361
Other payables and accrued expenses	3,713
Collateral on securities loaned	1,542,803
Total Liabilities		1,983,626
Net Assets		$365,044,771
Net Assets consist of:
Paid in capital		$222,304,093
Total accumulated earnings (loss)		142,740,678
Net Assets		$365,044,771
Net Asset Value , offering price and redemption price per share ($365,044,771 ÷ 2,644,669 shares)		$138.03

Statement of Operations
Amounts in thousands		Year ended February 28, 2023
Investment Income
Dividends		$6,028,526
Interest		1,212
Income from Fidelity Central Funds (including $3,443 from security lending)		15,912
Total Income		6,045,650
Expenses
Management fee	$53,228
Independent trustees' fees and expenses	1,238
Total expenses before reductions	54,466
Expense reductions	(46)
Total expenses after reductions		54,420
Net Investment income (loss)		5,991,230
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,354,838)
Redemptions in-kind	5,081,546
Futures contracts	(77,236)
Total net realized gain (loss)		3,649,472
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(39,223,958)
Futures contracts	18,708
Total change in net unrealized appreciation (depreciation)		(39,205,250)
Net gain (loss)		(35,555,778)
Net increase (decrease) in net assets resulting from operations		$(29,564,548)
Statement of Changes in Net Assets

Amount in thousands	Year ended February 28, 2023	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,991,230	$4,853,909
Net realized gain (loss)	3,649,472	2,483,806
Change in net unrealized appreciation (depreciation)	(39,205,250)	40,694,888
Net increase (decrease) in net assets resulting from operations	(29,564,548)	48,032,603
Distributions to shareholders	(5,855,694)	(4,694,552)
Share transactions
Proceeds from sales of shares	88,613,713	98,523,858
Reinvestment of distributions	5,503,007	4,431,085
Cost of shares redeemed	(74,660,362)	(57,596,648)
Net increase (decrease) in net assets resulting from share transactions	19,456,358	45,358,295
Total increase (decrease) in net assets	(15,963,884)	88,696,346

Net Assets
Beginning of period	381,008,655	292,312,309
End of period	$365,044,771	$381,008,655

Other Information
Shares
Sold	634,500	647,125
Issued in reinvestment of distributions	40,707	28,989
Redeemed	(536,089)	(378,181)
Net increase (decrease)	139,118	297,933

Financial Highlights
Fidelity® 500 Index Fund

Years ended February 28,	2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$152.07	$132.41	$102.76	$97.10	$95.15
Income from Investment Operations
Net investment income (loss) B,C	2.30	2.08	1.95	2.05	1.86
Net realized and unrealized gain (loss)	(14.08)	19.60	29.78	5.92	2.46
Total from investment operations	(11.78)	21.68	31.73	7.97	4.32
Distributions from net investment income	(2.26)	(2.02)	(2.08)	(2.19)	(1.81)
Distributions from net realized gain	-	-	-	(.12)	(.57)
Total distributions	(2.26)	(2.02)	(2.08)	(2.31)	(2.37) D
Net asset value, end of period	$138.03	$152.07	$132.41	$102.76	$97.10
Total Return E	(7.71)%	16.37%	31.29%	8.18%	4.67%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.02%	.02%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.65%	1.36%	1.69%	1.96%	1.99%
Supplemental Data
Net assets, end of period (in millions)	$365,045	$381,009	$292,312	$219,404	$179,593
Portfolio turnover rate H,I	3%	2%	7%	4%	4%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended February 28, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity 500 Index Fund	$3,712

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, redemptions in-kind, deferred Trustee compensation, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$162,619,644
Gross unrealized depreciation	(18,787,512)
Net unrealized appreciation (depreciation)	$143,832,132
Tax Cost	$222,220,951

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$919,676
Capital loss carryforward	$(2,011,034)
Net unrealized appreciation (depreciation) on securities and other investments	$143,832,132

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(970,267)
Long-term	(1,040,767)
Total capital loss carryforward	$(2,011,034)

The tax character of distributions paid was as follows:

	February 28, 2023	February 28, 2022
Ordinary Income	$5,855,694	$4,694,552

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity 500 Index Fund	37,633,746	10,391,450

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity 500 Index Fund	46,807	5,081,546	6,524,092

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity 500 Index Fund	15,650	2,000,139	2,466,602

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity 500 Index Fund	728	105,156

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015% of average net assets. This expense contract will remain in place through April 30, 2024.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity 500 Index Fund	Borrower	$86,363	3.62%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7.Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity 500 Index Fund	$349	$- A	$-

A In the amount of less than five hundred dollars.
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $46.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity 500 Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of February 28, 2023, the related statement of operations for the year ended February 28, 2023, the statement of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2023 and the financial highlights for each of the five years in the period ended February 28, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 11, 2023

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 318 funds. Mr. Chiel oversees 187 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Bettina Doulton (1964)
Year of Election or Appointment: 2021
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity ® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity ® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ®  funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ®  funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2020
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® 500 Index Fund	.02%
Actual		$ 1,000	$ 1,012.50	$ .10
Hypothetical- B		$ 1,000	$ 1,024.70	$ .10

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund is available on Fidelity.com or Institutional.Fidelity.com .

A total of 0.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 97%, 90%, 90%, and 90% of the dividends distributed in April, July, October, and December respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 98.15%, 94.12%, 94.12%, and 94.12% of the dividends distributed in April, July, October, and December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1.86%, 5.89%, 5.89% and 5.89% the dividends distributed in April, July, October, and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity 500 Index Fund

At its September 2022 meeting, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Contract) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, to Geode on behalf of the fund by 0.05 basis points, effective October 1, 2022. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided . The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreement (Advisory Contracts). At its May 2022 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should continue to benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract should continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the Amended Contract would result in no change in the fund's management fee and total expense ratio and considered that it received and reviewed information regarding the fund's current management fee and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the annual renewal of the Advisory Contracts. Based on its review, the Board concluded at its May 2022 and September 2022 meetings that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered and that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board previously reviewed information regarding the revenues earned and the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its May 2022 meeting, the Board concluded that it was satisfied that Fidelity's profitability in connection with the operation of the fund was not excessive. At the September 2022 meeting, the Board concluded that the Amended Contract would not have a meaningful effect on Fidelity's profitability.

Economies of Scale. The Board has previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its May 2022 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.  At the September 2022 meeting, the Board concluded that the Amended Contract would not have a meaningful effect on any potential economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the sub-advisory fee arrangement is fair and reasonable, and that the fund's Amended Contract should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.925889.111
U5I-U5A-ANN-0423
Fidelity® Total Market Index Fund
Fidelity® Extended Market Index Fund
Fidelity® International Index Fund

Annual Report
February 28, 2023

Contents

Fidelity® Total Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Extended Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's ® ; and S&P ® ; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones ® ; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Total Market Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended February 28, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Total Market Index Fund	-8.22%	9.31%	11.79%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Market Index Fund on February 28, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

Fidelity® Total Market Index Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -7.69% for the 12 months ending February 28, 2023, according to the S&P 500 ® index. The new year began with an encouraging upturn in January (+6.28%), but stocks lost momentum in February (-2.44%) amid higher-than-expected inflation and strong jobs data. Investors took these as signs that the economy continued to run hot, even after a year of historic policy adjustment by the Federal Reserve aimed at cooling economic growth. Record inflation in 2022 prompted the Fed to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the central bank has hiked its benchmark rate eight times, by 4.5 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive asset portfolio. The latest bump came on February 2, along with a signal that the Fed plans to lift rates in March while it considers whether and when to pause increases. Against this dynamic backdrop, stocks struggled to gain traction until a strong rally ignited heading into the summer. But in September, the index returned -9.21%, one of its worst monthly results ever, before advancing 7.56% in Q4, as risky assets regained favor. For the full 12 months, value stocks handily outpaced growth. The headwind for the latter was most pronounced in the growth-oriented communication services (-25%) and consumer discretionary (-18%) sectors. In sharp contrast, energy gained 24%.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending February 28, 2023, the fund returned -8.22%, roughly in line with the -8.23% result of the benchmark Dow Jones U.S. Total Stock Market Index. By sector, information technology returned roughly -13% and detracted most, followed by communication services, which returned about -26%, especially in the media & entertainment industry (-28%). The consumer discretionary sector returned roughly -18%, and financials (-6%) also hurt. Real estate (-13%) and health care (-2%) hampered results. Other notable detractors included the consumer staples (-1%) and utilities (-1%) sectors. Conversely, energy gained 24% and contributed most. Industrials stocks also helped (+2%), benefiting from the capital goods industry (+6%), and the materials sector rose about 1%. Turning to individual stocks, the biggest individual detractor was Amazon.com (-39%), from the retailing group, followed by Alphabet (-33%), which is in the media & entertainment segment. Within software & services, Microsoft returned roughly -16% and hurt. Other detractors were Apple (-10%), a stock in the technology hardware & equipment industry, and Tesla (-29%), from the automobiles & components category. Conversely, the biggest individual contributor was Exxon Mobil (+45%), from the energy sector. In pharmaceuticals, biotechnology & life sciences, Merck (+43%) and Eli Lilly (+26%) helped. Chevron, within the energy sector, advanced roughly 15% and lifted the fund. Another contributor was Caterpillar (+31%), a stock in the capital goods group.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Total Market Index Fund
Investment Summary February 28, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	5.6
Microsoft Corp.	4.7
Amazon.com, Inc.	2.1
NVIDIA Corp.	1.5
Tesla, Inc.	1.4
Berkshire Hathaway, Inc. Class B	1.4
Alphabet, Inc. Class A	1.4
Alphabet, Inc. Class C	1.2
Exxon Mobil Corp.	1.2
UnitedHealth Group, Inc.	1.1
21.6

Market Sectors (% of Fund's net assets)

Information Technology	25.9
Health Care	14.1
Financials	12.4
Consumer Discretionary	11.0
Industrials	9.6
Communication Services	7.0
Consumer Staples	6.1
Energy	4.7
Real Estate	3.3
Materials	3.0
Utilities	2.7

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.5%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Total Market Index Fund
Schedule of Investments February 28, 2023
Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 0.8%
Anterix, Inc. (a)	30,350	916,570
AST SpaceMobile, Inc. (a)(b)	79,690	513,204
AT&T, Inc.	12,046,273	227,795,022
ATN International, Inc.	17,036	716,364
Bandwidth, Inc. (a)	37,243	592,164
Charge Enterprises, Inc. (a)	176,008	198,889
Cogent Communications Group, Inc.	72,251	4,677,530
Consolidated Communications Holdings, Inc. (a)	110,609	335,145
EchoStar Holding Corp. Class A (a)(b)	61,823	1,233,987
Frontier Communications Parent, Inc. (a)(b)	375,739	10,280,219
Globalstar, Inc. (a)(b)	1,158,413	1,482,769
IDT Corp. Class B (a)	36,964	1,124,075
Iridium Communications, Inc.	212,946	13,068,496
Liberty Global PLC:
Class A (a)	158,279	3,243,137
Class C (a)	564,197	11,989,186
Liberty Latin America Ltd.:
Class A (a)	54,858	483,848
Class C (a)	264,040	2,318,271
Lumen Technologies, Inc. (b)	1,608,306	5,468,240
Ooma, Inc. (a)	34,826	455,872
Radius Global Infrastructure, Inc. (a)	131,566	1,793,245
Verizon Communications, Inc.	7,104,071	275,708,996
		564,395,229
Entertainment - 1.4%
Activision Blizzard, Inc.	1,202,910	91,721,888
AMC Entertainment Holdings, Inc. Class A (a)(b)	860,246	6,142,156
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	16,218	71,197
Cinedigm Corp. (a)(b)	172,863	85,049
Cinemark Holdings, Inc. (a)(b)	177,956	2,421,981
CuriosityStream, Inc. Class A (a)(b)	37,463	62,563
Dolphin Entertainment, Inc. (a)(b)	7,242	13,615
Electronic Arts, Inc.	443,063	49,153,409
Endeavor Group Holdings, Inc. (a)	298,225	6,653,400
FG Group Holdings, Inc. (a)	23,510	53,838
Gaia, Inc. Class A (a)	15,337	50,152
Genius Brands International, Inc. (a)(b)	56,066	174,926
Golden Matrix Group, Inc. (a)	33,726	107,249
Liberty Media Corp. Liberty Braves:
Class A (a)(b)	24,095	825,254
Class C (a)	55,573	1,860,028
Liberty Media Corp. Liberty Formula One:
Class A (a)	37,306	2,266,713
Series C (a)	352,249	23,907,140
Lions Gate Entertainment Corp.:
Class A (a)	235,357	2,497,138
Class B (a)	97,775	972,861
Live Nation Entertainment, Inc. (a)	240,640	17,340,518
LiveOne, Inc. (a)	76,855	74,473
Loop Media, Inc. (a)(b)	65,166	376,659
Madison Square Garden Entertainment Corp. (a)(b)	44,854	2,715,013
Madison Square Garden Sports Corp.	30,548	5,838,945
Marcus Corp.	41,151	662,120
Motorsport Games, Inc. Class A (a)	314	2,857
Netflix, Inc. (a)	752,374	242,362,237
Playstudios, Inc. Class A (a)	136,116	506,352
Playtika Holding Corp. (a)	160,134	1,537,286
Reading International, Inc. Class A (a)	27,398	96,167
Reservoir Media, Inc. (a)	52,019	351,648
Roblox Corp. (a)	613,099	22,463,947
Roku, Inc. Class A (a)	208,745	13,503,714
Sciplay Corp. (A Shares) (a)	39,902	659,979
Skillz, Inc. (a)	515,060	322,170
Take-Two Interactive Software, Inc. (a)	266,271	29,169,988
The Walt Disney Co. (a)	3,082,573	307,055,097
Vivid Seats, Inc. Class A (a)(b)	51,628	395,987
Warner Bros Discovery, Inc. (a)	3,732,036	58,294,402
Warner Music Group Corp. Class A	195,768	6,178,438
World Wrestling Entertainment, Inc. Class A (b)	73,005	6,132,420
		905,080,974
Interactive Media & Services - 3.7%
Alphabet, Inc.:
Class A (a)	10,083,401	908,111,094
Class C (a)	8,963,375	809,392,763
Angi, Inc. (a)	120,975	309,696
Bumble, Inc. (a)	130,251	3,149,469
BuzzFeed, Inc. (a)	73,974	114,660
CarGurus, Inc. Class A (a)	160,944	2,744,095
Cars.com, Inc. (a)	110,752	2,126,438
DHI Group, Inc. (a)	72,006	305,305
Eventbrite, Inc. (a)	139,402	1,221,162
EverQuote, Inc. Class A (a)	31,519	430,234
FaZe Holdings, Inc. Class A (a)(b)	41,922	25,245
fuboTV, Inc. (a)(b)	362,293	691,980
IAC, Inc. (a)	132,916	6,903,657
Izea Worldwide, Inc. (a)(b)	76,210	49,537
Kubient, Inc. (a)(b)	10,430	8,554
Liberty TripAdvisor Holdings, Inc. (a)	107,591	119,426
Match Group, Inc. (a)	473,000	19,591,660
MediaAlpha, Inc. Class A (a)	40,315	610,369
Meta Platforms, Inc. Class A (a)	3,801,197	664,981,403
Nextdoor Holdings, Inc. (a)(b)	219,382	451,927
Outbrain, Inc. (a)	61,295	270,924
Pinterest, Inc. Class A (a)	993,434	24,945,128
Professional Diversity Network, Inc. (a)(b)	6,283	15,393
QuinStreet, Inc. (a)	87,339	1,482,143
Shutterstock, Inc.	42,804	3,219,717
Snap, Inc. Class A (a)	1,703,548	17,291,012
Society Pass, Inc. (a)	4,312	4,743
Super League Gaming, Inc. (a)(b)	63,028	39,582
System1, Inc. (a)(b)	36,839	162,092
The Arena Group Holdings, Inc. (b)	23,034	181,047
Travelzoo, Inc. (a)	7,598	37,838
TripAdvisor, Inc. (a)	177,332	3,825,051
TrueCar, Inc. (a)	153,372	357,357
Vimeo, Inc. (a)	270,195	1,034,847
Vinco Ventures, Inc. (a)(b)	350,677	171,867
Wejo Group Ltd. (a)	49,984	32,989
Yelp, Inc. (a)	115,992	3,482,080
Zedge, Inc. (a)	20,075	55,206
Ziff Davis, Inc. (a)	79,719	6,296,207
ZipRecruiter, Inc. (a)(b)	94,188	1,606,847
Zoominfo Technologies, Inc. (a)	453,866	10,969,941
		2,496,820,685
Media - 0.9%
AdTheorent Holding Co., Inc. Class A (a)	57,507	87,411
Advantage Solutions, Inc. Class A (a)(b)	170,835	375,837
Altice U.S.A., Inc. Class A (a)	355,788	1,408,920
AMC Networks, Inc. Class A (a)	47,913	1,071,335
Audacy, Inc. Class A (a)	191,452	41,162
Boston Omaha Corp. (a)	34,508	831,298
Cable One, Inc.	8,165	5,638,831
Cardlytics, Inc. (a)(b)	53,560	291,902
Cbdmd, Inc. (a)(b)	50,529	12,228
Charter Communications, Inc. Class A (a)	181,583	66,751,727
Clear Channel Outdoor Holdings, Inc. (a)	791,425	1,400,822
Comcast Corp. Class A	7,295,428	271,171,059
comScore, Inc. (a)(b)	146,166	169,553
Cumulus Media, Inc. (a)	27,829	150,833
Daily Journal Corp. (a)	1,984	602,501
DallasNews Corp.	3,909	17,630
Digital Media Solutions, Inc. Class A (a)(b)	25,067	30,206
DISH Network Corp. Class A (a)	421,166	4,805,504
E.W. Scripps Co. Class A (a)	95,768	1,208,592
Emerald Holding, Inc. (a)	42,037	160,161
Entravision Communication Corp. Class A	94,991	623,141
Fluent, Inc. (a)	74,191	106,835
Fox Corp.:
Class A	622,146	21,787,553
Class B	115,318	3,719,006
Gannett Co., Inc. (a)(b)	252,601	765,381
Gray Television, Inc.	143,029	1,673,439
Harte-Hanks, Inc. (a)	10,160	107,899
iHeartMedia, Inc. (a)	179,686	1,304,520
Innovid Corp. (a)(b)	131,249	221,811
Insignia Systems, Inc. (a)(b)	507	4,685
Integral Ad Science Holding Corp. (a)	66,064	721,419
Interpublic Group of Companies, Inc.	655,261	23,287,976
John Wiley & Sons, Inc. Class A	75,683	3,367,137
Lee Enterprises, Inc. (a)	8,452	158,898
Liberty Broadband Corp.:
Class A (a)	27,078	2,348,475
Class C (a)	202,436	17,545,128
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	44,225	1,432,448
Series C (a)	339,910	10,951,900
Loyalty Ventures, Inc. (a)	31,511	55,459
Magnite, Inc. (a)	202,738	2,256,474
Marchex, Inc. Class B (a)	35,256	74,038
Mediaco Holding, Inc. (a)	178	208
National CineMedia, Inc. (b)	107,997	24,839
News Corp.:
Class A	642,499	11,018,858
Class B	200,465	3,460,026
Nexstar Broadcasting Group, Inc. Class A	63,768	11,854,471
Nextplay Technologies, Inc. (a)(b)	5,001	10,002
Omnicom Group, Inc.	344,631	31,213,230
Paramount Global:
Class A (b)	70,305	1,728,097
Class B	792,107	16,966,932
PubMatic, Inc. (a)(b)	71,046	1,078,478
Quotient Technology, Inc. (a)	146,280	552,938
Saga Communications, Inc. Class A	8,825	212,241
Salem Communications Corp. Class A (a)	7,646	10,246
Scholastic Corp.	50,277	2,293,134
Sinclair Broadcast Group, Inc. Class A	74,081	1,205,298
Sirius XM Holdings, Inc. (b)	1,170,130	5,136,871
Stagwell, Inc. (a)	172,591	1,183,974
TechTarget, Inc. (a)	45,171	1,704,302
TEGNA, Inc.	378,889	6,592,669
The New York Times Co. Class A	277,799	10,695,262
The Trade Desk, Inc. (a)	751,127	42,033,067
Thryv Holdings, Inc. (a)	50,898	1,213,408
Townsquare Media, Inc. (a)	9,598	69,394
Urban One, Inc.:
Class A (a)	10,957	74,836
Class D (non-vtg.) (a)	38,819	193,707
WideOpenWest, Inc. (a)	90,571	989,941
		600,257,563
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	106,885	1,759,327
KORE Group Holdings, Inc. (a)	53,177	91,464
NII Holdings, Inc. (a)(c)	149,032	38,748
Shenandoah Telecommunications Co.	86,160	1,681,843
Spok Holdings, Inc.	30,552	305,214
SurgePays, Inc. (a)(b)	16,874	97,363
T-Mobile U.S., Inc. (a)	1,008,428	143,378,293
Telephone & Data Systems, Inc.	176,069	2,234,316
U.S. Cellular Corp. (a)	28,689	692,266
		150,278,834
TOTAL COMMUNICATION SERVICES		4,716,833,285
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.3%
Adient PLC (a)	158,942	6,790,002
American Axle & Manufacturing Holdings, Inc. (a)	194,418	1,710,878
Aptiv PLC (a)	457,544	53,203,216
Autoliv, Inc.	132,486	12,265,554
BorgWarner, Inc.	393,738	19,797,147
Cooper-Standard Holding, Inc. (a)(b)	28,839	459,982
Dana, Inc.	210,769	3,338,581
Dorman Products, Inc. (a)	48,208	4,484,790
Fox Factory Holding Corp. (a)	71,540	8,405,950
Garrett Motion, Inc. (a)(b)	98,449	760,026
Gentex Corp.	394,231	11,255,295
Gentherm, Inc. (a)	55,338	3,514,516
Holley, Inc. (a)(b)	86,002	187,484
LCI Industries	43,081	4,859,968
Lear Corp.	99,182	13,850,766
Luminar Technologies, Inc. (a)(b)	399,784	3,578,067
Mobileye Global, Inc. (b)	79,846	3,154,715
Modine Manufacturing Co. (a)	86,585	2,113,540
Motorcar Parts of America, Inc. (a)	33,019	432,219
Patrick Industries, Inc.	36,284	2,643,289
QuantumScape Corp. Class A (a)(b)	479,227	4,586,202
Solid Power, Inc. (a)(b)	179,303	606,044
Spruce Power Holding Corp. (Class A) (a)	173,152	166,226
Standard Motor Products, Inc.	32,227	1,255,886
Stoneridge, Inc. (a)	43,731	1,041,235
Strattec Security Corp. (a)	4,907	100,692
Superior Industries International, Inc. (a)	42,371	230,498
Sypris Solutions, Inc. (a)	11,882	24,833
The Goodyear Tire & Rubber Co. (a)	473,963	5,384,220
Visteon Corp. (a)	47,055	7,860,067
Worksport Ltd. (a)(b)	29,425	46,786
XPEL, Inc. (a)(b)	33,519	2,239,404
		180,348,078
Automobiles - 1.7%
Arcimoto, Inc. (a)(b)	2,159	3,800
AYRO, Inc. (a)(b)	34,158	23,132
Canoo, Inc. (a)(b)	383,693	287,194
Envirotech Vehicles, Inc. (a)(b)	23,929	87,341
Faraday Future Intelligent Electric, Inc. (a)(b)	395,532	210,423
Fisker, Inc. (a)(b)	276,816	2,056,743
Ford Motor Co.	6,669,166	80,496,834
General Motors Co.	2,397,070	92,862,492
Harley-Davidson, Inc.	225,123	10,704,599
Lordstown Motors Corp. Class A (a)(b)	284,604	295,988
Lucid Group, Inc. Class A (a)(b)	1,000,547	9,134,994
Mullen Automotive, Inc. (a)(b)	664,972	154,274
Rivian Automotive, Inc. (a)	929,222	17,933,985
Tesla, Inc. (a)	4,537,462	933,401,308
Thor Industries, Inc. (b)	91,517	8,327,132
Volcon, Inc. (a)(b)	15,265	25,798
Winnebago Industries, Inc.	53,934	3,428,045
Workhorse Group, Inc. (a)(b)	283,474	583,956
		1,160,018,038
Distributors - 0.1%
Amcon Distributing Co.	152	24,887
Educational Development Corp.	5,163	18,897
Funko, Inc. (a)(b)	56,101	606,452
Genuine Parts Co.	237,960	42,085,606
LKQ Corp.	429,704	24,617,742
Pool Corp.	66,123	23,596,654
Weyco Group, Inc.	11,010	291,765
		91,242,003
Diversified Consumer Services - 0.1%
2U, Inc. (a)	131,391	1,177,263
ADT, Inc.	356,430	2,687,482
Adtalem Global Education, Inc. (a)	77,289	3,023,546
American Public Education, Inc. (a)	35,371	390,496
Aspen Group, Inc. (a)	21,363	3,510
Bright Horizons Family Solutions, Inc. (a)	97,254	7,667,505
Carriage Services, Inc.	23,992	813,809
Chegg, Inc. (a)	213,131	3,386,652
Coursera, Inc. (a)	145,268	1,637,170
Duolingo, Inc. (a)	42,520	3,860,391
European Wax Center, Inc. (b)	49,808	919,456
Frontdoor, Inc. (a)	139,540	3,942,005
Graham Holdings Co.	6,492	4,068,277
Grand Canyon Education, Inc. (a)	52,270	5,921,668
H&R Block, Inc.	261,438	9,620,918
Laureate Education, Inc. Class A	225,207	2,670,955
Lincoln Educational Services Corp. (a)	39,148	229,016
Mister Car Wash, Inc. (a)(b)	132,500	1,222,975
Nerdy, Inc. Class A (a)(b)	99,862	250,654
OneSpaWorld Holdings Ltd. (a)	94,442	1,094,583
Perdoceo Education Corp. (a)	113,955	1,570,870
Regis Corp. (a)	39,837	57,365
Rover Group, Inc. Class A (a)	164,278	686,682
Service Corp. International	259,218	17,504,992
Strategic Education, Inc.	37,303	3,180,081
Stride, Inc. (a)	69,044	2,932,299
The Beachbody Co., Inc. (a)(b)	232,790	150,266
Udemy, Inc. (a)	107,293	1,012,846
Universal Technical Institute, Inc. (a)	52,955	384,453
Vivint Smart Home, Inc. Class A (a)	79,191	890,107
Wag! Group Co. (a)(b)	16,732	36,643
WW International, Inc. (a)(b)	96,850	354,471
Xwell, Inc. (a)(b)	140,249	57,053
		83,406,459
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment, Inc. (a)	93,729	857,620
Airbnb, Inc. Class A (a)	673,921	83,080,981
Allied Esports Entertainment, Inc. (a)	25,037	35,052
ARAMARK Holdings Corp.	431,855	15,892,264
Bally's Corp. (a)	46,457	917,526
Biglari Holdings, Inc.:
Class A (a)	174	155,730
Class B (a)	1,581	284,264
BJ's Restaurants, Inc. (a)	42,226	1,351,232
Bloomin' Brands, Inc.	146,725	3,829,523
Bluegreen Vacations Holding Corp. Class A	17,942	595,136
Booking Holdings, Inc. (a)	65,515	165,359,860
Bowlero Corp. Class A (a)	58,244	895,793
Boyd Gaming Corp.	135,113	8,799,910
Brinker International, Inc. (a)	75,009	2,850,342
BurgerFi International, Inc. (a)(b)	21,228	33,753
Caesars Entertainment, Inc. (a)	361,156	18,332,279
Canterbury Park Holding Co.	5,046	132,811
Carnival Corp. (a)(b)	1,696,511	18,016,947
Carrols Restaurant Group, Inc. (a)	60,237	125,293
Century Casinos, Inc. (a)	39,038	361,492
Chipotle Mexican Grill, Inc. (a)	46,819	69,810,875
Choice Hotels International, Inc.	46,680	5,525,045
Churchill Downs, Inc.	55,503	13,641,527
Chuy's Holdings, Inc. (a)	33,724	1,205,633
Cracker Barrel Old Country Store, Inc. (b)	38,443	4,188,749
Darden Restaurants, Inc.	206,318	29,501,411
Dave & Buster's Entertainment, Inc. (a)	69,960	2,799,799
Denny's Corp. (a)	103,084	1,202,990
Dine Brands Global, Inc.	26,090	2,000,320
Domino's Pizza, Inc.	60,058	17,657,653
Draftkings Holdings, Inc. (a)	760,114	14,335,750
Dutch Bros, Inc. (a)(b)	52,455	1,749,374
Ebet, Inc. (a)(b)	3,383	1,760
El Pollo Loco Holdings, Inc.	35,969	430,549
Elys Game Technology Corp. (a)(b)	54,751	39,968
Esports Entertainment Group, Inc. (a)	237	739
Everi Holdings, Inc. (a)	152,649	2,898,805
Expedia, Inc. (a)	254,064	27,685,354
F45 Training Holdings, Inc. (a)(b)	66,974	138,636
FAT Brands, Inc. Class B	2,371	14,629
Fiesta Restaurant Group, Inc. (a)	35,860	288,673
First Watch Restaurant Group, Inc. (a)	21,106	322,500
Full House Resorts, Inc. (a)	53,281	515,760
GAN Ltd. (a)	71,082	133,634
Global Business Travel Group, Inc. (a)	34,805	250,248
Golden Entertainment, Inc. (a)	36,293	1,492,005
Good Times Restaurants, Inc. (a)	5,599	15,845
Hall of Fame Resort & Entertainment Co. (a)(b)	4,049	40,045
Hilton Grand Vacations, Inc. (a)	133,666	6,381,215
Hilton Worldwide Holdings, Inc.	455,842	65,873,727
Hyatt Hotels Corp. Class A (a)	81,758	9,503,550
Inspirato, Inc. (a)(b)	32,286	33,255
Inspired Entertainment, Inc. (a)	44,757	707,608
Jack in the Box, Inc.	35,134	2,754,506
Krispy Kreme, Inc.	111,399	1,449,301
Kura Sushi U.S.A., Inc. Class A (a)	6,490	406,404
Las Vegas Sands Corp. (a)	554,627	31,874,414
Life Time Group Holdings, Inc. (a)(b)	93,839	1,695,671
Light & Wonder, Inc. Class A (a)	159,586	9,991,679
Lindblad Expeditions Holdings (a)(b)	56,117	481,484
Lottery.Com, Inc. (a)(b)	82,135	49,692
Marriott International, Inc. Class A	454,557	76,929,227
Marriott Vacations Worldwide Corp.	64,785	9,911,457
McDonald's Corp.	1,238,274	326,792,891
Membership Collective Group, Inc. Class A (a)(b)	74,471	498,211
MGM Resorts International	535,742	23,042,263
Monarch Casino & Resort, Inc.	22,194	1,633,922
Nathan's Famous, Inc.	6,187	472,377
Noodles & Co. (a)	63,938	373,398
Norwegian Cruise Line Holdings Ltd. (a)(b)	710,667	10,532,085
Papa John's International, Inc.	53,498	4,491,157
Penn Entertainment, Inc. (a)	261,060	7,970,162
Planet Fitness, Inc. (a)	140,848	11,415,730
Playa Hotels & Resorts NV (a)	219,671	1,959,465
PlayAGS, Inc. (a)	49,322	316,647
Portillo's, Inc. (a)	60,854	1,382,603
Potbelly Corp. (a)	36,935	265,932
Rave Restaurant Group, Inc. (a)	6,403	10,309
RCI Hospitality Holdings, Inc.	14,203	1,189,785
Red Robin Gourmet Burgers, Inc. (a)	25,958	220,903
Red Rock Resorts, Inc.	82,742	3,613,343
Royal Caribbean Cruises Ltd. (a)(b)	370,575	26,177,418
Rush Street Interactive, Inc. (a)	87,753	367,685
Ruth's Hospitality Group, Inc.	49,781	928,416
SeaWorld Entertainment, Inc. (a)	69,150	4,467,090
Shake Shack, Inc. Class A (a)	62,792	3,503,166
Six Flags Entertainment Corp. (a)(b)	127,926	3,377,246
Sonder Holdings, Inc. (a)(b)	238,427	245,580
Starbucks Corp.	1,940,867	198,143,112
Sweetgreen, Inc. Class A (a)	130,540	1,138,309
Target Hospitality Corp. (a)	40,329	598,079
Texas Roadhouse, Inc. Class A	112,597	11,433,099
The Cheesecake Factory, Inc.	83,631	3,131,145
The ONE Group Hospitality, Inc. (a)(b)	41,898	356,133
Travel+Leisure Co.	135,179	5,670,759
Vacasa, Inc. Class A (a)	136,660	198,157
Vail Resorts, Inc.	68,241	15,933,591
Wendy's Co.	283,943	6,235,388
Wingstop, Inc.	50,575	8,615,451
Wyndham Hotels & Resorts, Inc.	149,808	11,538,212
Wynn Resorts Ltd. (a)	174,778	18,940,692
Xponential Fitness, Inc. (a)(b)	29,925	759,796
Yum! Brands, Inc.	475,294	60,438,385
		1,516,217,366
Household Durables - 0.5%
Aterian, Inc. (a)(b)	120,266	144,319
Bassett Furniture Industries, Inc.	12,880	238,924
Beazer Homes U.S.A., Inc. (a)	48,298	720,123
Cavco Industries, Inc. (a)	13,928	3,969,480
Century Communities, Inc.	48,941	2,927,161
Cricut, Inc. (b)	65,540	699,312
D.R. Horton, Inc.	527,955	48,825,278
Dixie Group, Inc. (a)	7,832	7,151
Dream Finders Homes, Inc. (a)(b)	37,140	446,794
Emerson Radio Corp. (a)(b)	16,730	9,218
Ethan Allen Interiors, Inc. (b)	37,945	1,121,275
Flexsteel Industries, Inc.	10,259	215,234
Garmin Ltd.	260,158	25,529,305
GoPro, Inc. Class A (a)	212,794	1,104,401
Green Brick Partners, Inc. (a)	44,076	1,375,171
Hamilton Beach Brands Holding Co. Class A	10,452	135,876
Helen of Troy Ltd. (a)	40,396	4,552,225
Hooker Furnishings Corp.	18,614	409,229
Hovnanian Enterprises, Inc. Class A (a)	8,315	566,335
Installed Building Products, Inc.	40,264	4,645,660
iRobot Corp. (a)(b)	45,682	1,877,073
KB Home	139,864	4,933,003
Koss Corp. (a)(b)	11,662	59,709
La-Z-Boy, Inc.	74,632	2,416,584
Landsea Homes Corp. (a)	19,593	128,040
Legacy Housing Corp. (a)	15,990	319,160
Leggett & Platt, Inc.	224,377	7,738,763
Lennar Corp.:
Class A	419,123	40,545,959
Class B	38,108	3,111,899
LGI Homes, Inc. (a)	34,423	3,590,663
Lifetime Brands, Inc. (b)	17,450	138,204
Live Ventures, Inc. (a)	1,880	61,025
Lovesac (a)	25,186	725,105
M.D.C. Holdings, Inc.	95,520	3,534,240
M/I Homes, Inc. (a)	46,618	2,696,385
Meritage Homes Corp.	61,472	6,714,587
Mohawk Industries, Inc. (a)	89,537	9,208,880
Nephros, Inc. (a)	3,446	3,653
Newell Brands, Inc.	634,301	9,317,882
Nova LifeStyle, Inc. (a)	3,687	2,463
NVR, Inc. (a)	5,063	26,194,038
PulteGroup, Inc.	383,714	20,977,644
Purple Innovation, Inc. (a)(b)	85,456	369,170
Skyline Champion Corp. (a)	88,988	6,087,669
Snap One Holdings Corp. (a)(b)	30,708	358,977
Sonos, Inc. (a)	213,285	4,144,128
Taylor Morrison Home Corp. (a)	182,966	6,555,672
Tempur Sealy International, Inc.	288,942	12,349,381
Toll Brothers, Inc.	177,924	10,664,765
TopBuild Corp. (a)	54,276	11,267,155
Traeger, Inc. (a)(b)	103,332	411,261
TRI Pointe Homes, Inc. (a)	167,929	4,003,427
Tupperware Brands Corp. (a)	63,851	261,789
Universal Electronics, Inc. (a)	23,102	293,857
Vizio Holding Corp. (a)(b)	92,286	945,932
VOXX International Corp. (a)	27,867	318,520
Vuzix Corp. (a)(b)	97,307	403,824
Whirlpool Corp.	92,244	12,727,827
ZAGG, Inc. rights (a)(c)	43,858	0
		313,100,784
Internet & Direct Marketing Retail - 2.5%
1-800-FLOWERS.com, Inc. Class A (a)	51,597	510,810
1stDibs.com, Inc. (a)	32,279	163,977
Amazon.com, Inc. (a)	15,003,056	1,413,737,967
BARK, Inc. (a)	187,609	253,272
Boxed, Inc. Class A (a)(b)	112,044	68,694
CarParts.com, Inc. (a)	91,930	576,401
Chewy, Inc. (a)(b)	155,455	6,303,700
ContextLogic, Inc. (a)	861,614	419,348
Doordash, Inc. (a)	445,167	24,332,828
Duluth Holdings, Inc. (a)(b)	20,432	122,796
eBay, Inc.	916,317	42,058,950
Etsy, Inc. (a)	211,883	25,724,715
Groupon, Inc. (a)(b)	35,364	265,584
Grove Collaborative Holdings, Inc. Class A (a)(b)	150,178	65,418
iMedia Brands, Inc. (a)(b)	24,675	19,000
Lands' End, Inc. (a)(b)	23,736	180,394
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	14,593	44,509
Lyft, Inc. (a)	531,046	5,310,460
Overstock.com, Inc. (a)(b)	75,715	1,466,600
PetMed Express, Inc. (b)	36,754	690,240
Polished.Com, Inc. (a)(b)	168,222	114,391
Qurate Retail, Inc. Series A (a)	576,339	1,216,075
Rent the Runway, Inc. Class A (a)(b)	77,038	262,700
Revolve Group, Inc. (a)(b)	67,659	1,832,206
RumbleON, Inc. Class B (a)	19,100	173,619
Stitch Fix, Inc. (a)(b)	124,433	579,858
The RealReal, Inc. (a)(b)	165,483	223,402
thredUP, Inc. (a)	93,019	147,900
Uber Technologies, Inc. (a)	3,373,182	112,192,033
Wayfair LLC Class A (a)(b)	130,827	5,297,185
Xometry, Inc. (a)(b)	51,200	1,556,992
		1,645,912,024
Leisure Products - 0.1%
Acushnet Holdings Corp.	56,675	2,735,136
American Outdoor Brands, Inc. (a)	21,630	199,645
AMMO, Inc. (a)(b)	141,631	276,180
Brunswick Corp.	123,285	10,777,575
Clarus Corp.	54,243	537,006
Escalade, Inc.	10,982	141,119
Hasbro, Inc.	218,647	12,027,771
JAKKS Pacific, Inc. (a)	11,881	229,779
Johnson Outdoors, Inc. Class A	12,565	814,966
Latham Group, Inc. (a)(b)	71,319	226,794
Malibu Boats, Inc. Class A (a)	34,585	2,066,800
Marine Products Corp.	18,594	238,003
MasterCraft Boat Holdings, Inc. (a)	30,461	1,028,668
Mattel, Inc. (a)	597,650	10,751,724
Nautilus, Inc. (a)	53,757	87,086
Peloton Interactive, Inc. Class A (a)(b)	531,117	6,862,032
Polaris, Inc.	91,706	10,431,558
Smith & Wesson Brands, Inc.	77,606	849,010
Solo Brands, Inc. Class A (a)(b)	38,754	160,054
Sturm, Ruger & Co., Inc.	30,033	1,750,023
Topgolf Callaway Brands Corp. (a)(b)	232,576	5,391,112
Vista Outdoor, Inc. (a)	96,049	2,743,159
YETI Holdings, Inc. (a)	144,702	5,640,484
		75,965,684
Multiline Retail - 0.4%
Big Lots, Inc. (b)	49,376	708,546
Dillard's, Inc. Class A (b)	5,756	2,051,496
Dollar General Corp.	381,192	82,451,830
Dollar Tree, Inc. (a)	355,838	51,696,145
Franchise Group, Inc.	47,283	1,314,940
Kohl's Corp.	199,256	5,587,138
Macy's, Inc.	453,376	9,276,073
Nordstrom, Inc.	188,755	3,676,947
Ollie's Bargain Outlet Holdings, Inc. (a)	98,242	5,652,845
Target Corp.	778,055	131,102,268
		293,518,228
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	84,035	2,471,469
Academy Sports & Outdoors, Inc.	135,103	7,991,342
Advance Auto Parts, Inc.	101,374	14,695,175
America's Car Mart, Inc. (a)	10,463	888,936
American Eagle Outfitters, Inc.	301,865	4,337,800
Arhaus, Inc. (a)(b)	35,886	520,706
Arko Corp.	126,616	1,015,460
Asbury Automotive Group, Inc. (a)	37,272	8,464,471
AutoNation, Inc. (a)	57,778	7,887,275
AutoZone, Inc. (a)	32,097	79,810,474
Barnes & Noble Education, Inc. (a)	70,687	145,615
Bath & Body Works, Inc.	383,939	15,691,587
Bed Bath & Beyond, Inc. (a)(b)	134,512	189,662
Best Buy Co., Inc.	337,813	28,075,638
Big 5 Sporting Goods Corp. (b)	38,656	341,332
Boot Barn Holdings, Inc. (a)	50,606	3,919,435
Brilliant Earth Group, Inc. Class A (a)	19,054	98,128
Build-A-Bear Workshop, Inc. (a)	23,020	482,269
Burlington Stores, Inc. (a)	110,548	23,684,909
Caleres, Inc.	60,481	1,579,159
Camping World Holdings, Inc. (b)	65,207	1,488,676
CarMax, Inc. (a)(b)	266,441	18,395,087
Carvana Co. Class A (a)(b)	163,477	1,539,953
Chico's FAS, Inc. (a)	218,915	1,258,761
Citi Trends, Inc. (a)	15,082	422,899
Conn's, Inc. (a)	29,861	255,909
Designer Brands, Inc. Class A (b)	95,997	939,811
Destination XL Group, Inc. (a)	90,443	540,849
Dick's Sporting Goods, Inc.	94,033	12,095,465
Envela Corp. (a)	402	2,935
EVgo, Inc. Class A (a)(b)	118,741	704,134
Express, Inc. (a)(b)	96,752	98,687
Five Below, Inc. (a)	93,673	19,137,394
Floor & Decor Holdings, Inc. Class A (a)(b)	180,185	16,542,785
Foot Locker, Inc.	134,838	5,895,117
GameStop Corp. Class A (b)	427,716	8,224,979
Gap, Inc. (b)	365,804	4,759,110
Genesco, Inc. (a)	21,564	969,733
Group 1 Automotive, Inc.	24,599	5,438,101
GrowGeneration Corp. (a)(b)	113,152	479,199
Guess?, Inc. (b)	55,111	1,159,535
Haverty Furniture Companies, Inc.	23,557	889,041
Hibbett, Inc.	21,427	1,541,244
J.Jill, Inc. (a)	8,081	224,248
JOANN, Inc. (b)	13,717	49,793
Kirkland's, Inc. (a)(b)	25,171	81,554
Lazydays Holdings, Inc. (a)(b)	12,717	155,783
Leslie's, Inc. (a)(b)	255,121	3,217,076
Lithia Motors, Inc. Class A (sub. vtg.)	46,034	11,746,956
LL Flooring Holdings, Inc. (a)	50,665	255,858
Lowe's Companies, Inc.	1,049,260	215,885,245
MarineMax, Inc. (a)	35,375	1,187,893
Monro, Inc.	53,112	2,678,969
Murphy U.S.A., Inc.	34,785	8,873,306
National Vision Holdings, Inc. (a)	134,039	5,007,697
O'Reilly Automotive, Inc. (a)	105,662	87,710,026
OneWater Marine, Inc. Class A (a)(b)	18,903	525,881
Penske Automotive Group, Inc.	42,153	6,076,355
Petco Health & Wellness Co., Inc. (a)(b)	133,327	1,373,268
RH (a)(b)	32,166	9,618,599
Ross Stores, Inc.	586,107	64,788,268
Sally Beauty Holdings, Inc. (a)	183,067	2,945,548
Shift Technologies, Inc. Class A (a)(b)	230,072	48,200
Shoe Carnival, Inc.	30,232	796,613
Signet Jewelers Ltd.	78,490	5,621,454
Sleep Number Corp. (a)(b)	36,322	1,447,795
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	30,618	1,741,858
Sportsman's Warehouse Holdings, Inc. (a)	71,936	646,705
The Aaron's Co., Inc.	54,327	779,592
The Buckle, Inc.	50,192	2,047,332
The Cato Corp. Class A (sub. vtg.)	41,620	384,985
The Children's Place, Inc. (a)	21,890	916,534
The Container Store Group, Inc. (a)	52,697	229,232
The Home Depot, Inc.	1,730,382	513,127,478
The ODP Corp. (a)	69,178	3,132,380
Tile Shop Holdings, Inc. (a)(b)	51,012	278,526
Tilly's, Inc. (a)(b)	36,368	315,674
TJX Companies, Inc.	1,962,063	150,294,026
Torrid Holdings, Inc. (a)(b)	13,880	37,892
Tractor Supply Co.	186,386	43,476,398
TravelCenters of America LLC (a)	21,123	1,781,725
Ulta Beauty, Inc. (a)	86,443	44,846,628
Upbound Group, Inc.	88,388	2,373,218
Urban Outfitters, Inc. (a)	100,040	2,696,078
Victoria's Secret & Co. (a)	136,073	5,393,934
Volta, Inc. (a)(b)	210,537	180,620
Vroom, Inc. (a)(b)	203,379	215,582
Warby Parker, Inc. (a)	103,360	1,344,714
Williams-Sonoma, Inc. (b)	112,604	14,066,492
Winmark Corp.	4,695	1,370,940
Zumiez, Inc. (a)(b)	26,429	614,739
		1,527,679,913
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds, Inc. Class A (a)(b)	163,095	466,452
Capri Holdings Ltd. (a)	216,650	10,739,341
Carter's, Inc.	64,637	4,872,983
Charles & Colvard Ltd. (a)	34,272	29,135
Columbia Sportswear Co.	60,041	5,235,575
Crocs, Inc. (a)	104,069	12,666,238
Crown Crafts, Inc.	2,254	12,735
Culp, Inc.	17,685	97,975
Deckers Outdoor Corp. (a)	44,574	18,558,385
Delta Apparel, Inc. (a)	10,797	138,724
Fossil Group, Inc. (a)	73,749	319,333
G-III Apparel Group Ltd. (a)	70,446	1,170,460
Hanesbrands, Inc. (b)	582,964	3,311,236
Kontoor Brands, Inc.	84,565	4,410,065
Lakeland Industries, Inc.	10,472	158,860
Levi Strauss & Co. Class A (b)	164,259	2,946,806
lululemon athletica, Inc. (a)	196,078	60,627,318
Movado Group, Inc.	27,839	963,786
NIKE, Inc. Class B	2,130,537	253,086,490
Oxford Industries, Inc.	24,833	2,920,609
PLBY Group, Inc. (a)(b)	62,287	132,671
PVH Corp.	111,360	8,935,526
Ralph Lauren Corp.	69,508	8,215,151
Rocky Brands, Inc.	10,160	270,459
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	225,360	10,030,774
Steven Madden Ltd.	125,331	4,549,515
Superior Group of Companies, Inc.	16,600	192,228
Tapestry, Inc.	406,090	17,668,976
Toughbuilt Industries, Inc. (a)(b)	21,867	41,110
Under Armour, Inc.:
Class A (sub. vtg.) (a)	341,429	3,390,390
Class C (non-vtg.) (a)	315,611	2,777,377
Unifi, Inc. (a)	23,352	241,693
Vera Bradley, Inc. (a)	33,550	177,815
VF Corp.	557,961	13,848,592
Vince Holding Corp. (a)	3,162	22,071
Wolverine World Wide, Inc.	134,660	2,255,555
		455,482,409
TOTAL CONSUMER DISCRETIONARY		7,342,890,986
CONSUMER STAPLES - 6.1%
Beverages - 1.6%
Alkaline Water Co., Inc. (a)(b)	257,867	63,074
Boston Beer Co., Inc. Class A (a)	16,024	5,188,571
Brown-Forman Corp.:
Class A	80,608	5,233,071
Class B (non-vtg.)	322,030	20,890,086
Celsius Holdings, Inc. (a)	67,354	6,115,743
Coca-Cola Bottling Co. Consolidated	7,844	4,367,931
Constellation Brands, Inc. Class A (sub. vtg.)	274,781	61,468,510
Duckhorn Portfolio, Inc. (a)	73,158	1,115,660
Keurig Dr. Pepper, Inc.	1,436,480	49,630,384
MGP Ingredients, Inc.	25,528	2,589,560
Molson Coors Beverage Co. Class B	316,977	16,860,007
Monster Beverage Corp. (a)	643,315	65,463,734
National Beverage Corp. (a)(b)	39,999	1,865,953
PepsiCo, Inc.	2,328,382	404,044,128
Splash Beverage Group, Inc. (a)	41,300	56,168
The Coca-Cola Co.	6,577,515	391,427,918
The Vita Coco Co., Inc. (a)(b)	40,252	680,661
Vintage Wine Estates, Inc. (a)(b)	65,670	100,475
Willamette Valley Vineyards, Inc. (a)	6,462	41,098
Zevia PBC (a)(b)	71,120	248,209
		1,037,450,941
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc.	270,370	5,374,956
Andersons, Inc.	53,699	2,450,285
BJ's Wholesale Club Holdings, Inc. (a)	228,101	16,377,652
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(b)	20,436	56
warrants 11/4/28 (a)(b)	20,436	20
warrants 11/4/28 (a)(b)	20,436	8
Class A (a)(b)	35,908	32,784
Casey's General Stores, Inc.	62,821	13,063,627
Chefs' Warehouse Holdings (a)	58,721	1,911,369
Costco Wholesale Corp.	748,143	362,235,878
Grocery Outlet Holding Corp. (a)	152,911	4,136,243
HF Foods Group, Inc. (a)	55,310	214,603
Ingles Markets, Inc. Class A	24,368	2,178,499
Kroger Co.	1,101,043	47,498,995
MedAvail Holdings, Inc. (a)	18,315	6,806
Natural Grocers by Vitamin Cottage, Inc.	14,534	159,583
Performance Food Group Co. (a)	261,482	14,797,266
PriceSmart, Inc.	42,448	2,959,475
Rite Aid Corp. (a)(b)	92,312	356,324
SpartanNash Co.	62,031	1,659,950
Sprouts Farmers Market LLC (a)	178,044	5,392,953
Sysco Corp.	855,404	63,787,476
U.S. Foods Holding Corp. (a)	345,225	12,956,294
United Natural Foods, Inc. (a)	98,402	4,007,913
Village Super Market, Inc. Class A	15,048	336,022
Walgreens Boots Alliance, Inc.	1,216,858	43,234,965
Walmart, Inc.	2,385,618	339,067,886
Weis Markets, Inc.	28,274	2,161,265
		946,359,153
Food Products - 1.1%
Alico, Inc. (b)	7,630	196,396
AppHarvest, Inc. (a)(b)	112,964	115,223
Arcadia Biosciences, Inc. (a)(b)	10,882	2,722
Archer Daniels Midland Co.	927,939	73,863,944
B&G Foods, Inc. Class A (b)	123,110	1,559,804
Barfresh Food Group, Inc. (a)(b)	3,165	3,798
Benson Hill, Inc. (a)	215,182	479,856
Better Choice Co., Inc. (a)	17,919	12,622
Beyond Meat, Inc. (a)(b)	100,362	1,790,458
BRC, Inc. Class A (a)(b)	60,098	400,253
Bunge Ltd.	252,937	24,155,484
Cal-Maine Foods, Inc.	63,596	3,612,253
Calavo Growers, Inc.	29,166	941,187
Campbell Soup Co.	338,803	17,793,934
Coffee Holding Co., Inc.	10,373	21,265
Conagra Brands, Inc.	808,983	29,455,071
Darling Ingredients, Inc. (a)	270,415	17,109,157
Farmer Brothers Co. (a)	23,211	104,914
Flowers Foods, Inc.	321,504	8,963,532
Fresh Del Monte Produce, Inc.	52,012	1,626,935
Freshpet, Inc. (a)(b)	81,330	5,057,099
General Mills, Inc.	1,003,886	79,818,976
Hormel Foods Corp.	492,086	21,838,777
Hostess Brands, Inc. Class A (a)	231,302	5,713,159
Ingredion, Inc.	110,679	11,001,493
J&J Snack Foods Corp.	24,991	3,528,979
John B. Sanfilippo & Son, Inc.	16,536	1,484,437
Kalera PLC Class A (a)(b)	332	1,547
Kellogg Co.	432,145	28,495,641
Laird Superfood, Inc. (a)	5,131	5,747
Lamb Weston Holdings, Inc.	241,881	24,342,904
Lancaster Colony Corp.	33,281	6,389,286
Lifecore Biomedical (a)	46,512	269,304
Lifeway Foods, Inc. (a)	4,739	28,529
Limoneira Co.	21,703	341,388
Local Bounti Corp. (a)(b)	66,302	45,490
McCormick & Co., Inc. (non-vtg.)	425,484	31,621,971
Mission Produce, Inc. (a)	70,289	809,729
Mondelez International, Inc.	2,306,741	150,353,378
Nuzee, Inc. (a)(b)	616	7,472
Pilgrim's Pride Corp. (a)	77,074	1,802,761
Post Holdings, Inc. (a)	91,609	8,241,146
RiceBran Technologies (a)(b)	6,132	7,236
S&W Seed Co. (a)(b)	21,041	38,505
Seaboard Corp.	457	1,805,141
Seneca Foods Corp. Class A (a)	11,293	627,891
Sovos Brands, Inc. (a)	64,724	845,943
Tattooed Chef, Inc. (a)(b)	69,948	88,134
The Hain Celestial Group, Inc. (a)	157,185	2,802,609
The Hershey Co.	248,291	59,172,711
The J.M. Smucker Co.	179,698	26,575,537
The Kraft Heinz Co.	1,344,803	52,366,629
The Real Good Food Co., Inc. (a)	8,530	32,926
The Simply Good Foods Co. (a)	142,405	5,452,687
Tootsie Roll Industries, Inc.	30,759	1,354,319
TreeHouse Foods, Inc. (a)	85,791	4,185,743
Tyson Foods, Inc. Class A	490,725	29,070,549
Utz Brands, Inc. Class A (b)	118,330	1,940,612
Vital Farms, Inc. (a)	46,810	756,450
Westrock Coffee Holdings (a)(b)	33,280	372,070
Whole Earth Brands, Inc. Class A (a)	69,040	237,498
		751,141,211
Household Products - 1.2%
Central Garden & Pet Co. (a)	81,568	3,303,504
Central Garden & Pet Co. Class A (non-vtg.) (a)	9,047	347,676
Church & Dwight Co., Inc.	411,845	34,504,374
Colgate-Palmolive Co.	1,411,597	103,470,060
Energizer Holdings, Inc.	114,234	4,138,698
Kimberly-Clark Corp.	570,346	71,321,767
Oil-Dri Corp. of America	9,041	338,405
Procter & Gamble Co.	4,004,996	550,927,250
Reynolds Consumer Products, Inc.	92,574	2,540,231
Spectrum Brands Holdings, Inc.	68,622	4,393,180
The Clorox Co.	208,302	32,378,463
WD-40 Co. (b)	23,290	4,039,185
		811,702,793
Personal Products - 0.2%
BellRing Brands, Inc. (a)	229,784	7,095,730
Coty, Inc. Class A (a)	610,549	6,899,204
Cyanotech Corp. (a)	1,622	1,898
Edgewell Personal Care Co.	88,625	3,784,288
elf Beauty, Inc. (a)	83,551	6,245,437
Estee Lauder Companies, Inc. Class A	390,887	95,005,085
Guardion Health Sciences, Inc. (a)(b)	430	2,903
Herbalife Nutrition Ltd. (a)	163,991	3,173,226
Inter Parfums, Inc.	30,625	3,687,556
Lifemd, Inc. (a)(b)	30,706	54,657
LifeVantage Corp.	21,148	82,054
Mannatech, Inc.	422	7,069
MediFast, Inc. (b)	19,094	2,141,010
Natural Alternatives International, Inc. (a)	1,931	17,379
Natural Health Trends Corp. (b)	15,505	78,920
Nature's Sunshine Products, Inc. (a)	22,697	246,035
Nu Skin Enterprises, Inc. Class A	84,699	3,374,408
Olaplex Holdings, Inc. (a)(b)	140,447	690,999
The Beauty Health Co. (a)(b)	175,059	2,207,494
The Honest Co., Inc. (a)	101,266	282,532
Thorne HealthTech, Inc. (a)	11,940	59,103
USANA Health Sciences, Inc. (a)	20,194	1,227,391
Veru, Inc. (a)(b)	85,887	339,683
		136,704,061
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	365,390	330,130
Altria Group, Inc.	3,033,674	140,853,484
Philip Morris International, Inc.	2,621,711	255,092,480
Turning Point Brands, Inc.	27,584	659,258
Universal Corp.	39,521	1,999,367
Vector Group Ltd.	224,541	2,979,659
		401,914,378
TOTAL CONSUMER STAPLES		4,085,272,537
ENERGY - 4.7%
Energy Equipment & Services - 0.5%
Archrock, Inc.	221,194	2,448,618
Baker Hughes Co. Class A	1,696,742	51,920,305
Bristow Group, Inc. (a)	39,590	1,078,432
Cactus, Inc.	103,451	4,753,573
Championx Corp.	335,467	10,255,226
Core Laboratories NV (b)	79,796	1,904,731
Diamond Offshore Drilling, Inc. (a)	169,406	2,012,543
DMC Global, Inc. (a)	31,227	835,947
Dril-Quip, Inc. (a)	58,780	2,013,215
ENGlobal Corp. (a)(b)	22,963	18,256
Enservco Corp. (a)(b)	19,986	11,790
Expro Group Holdings NV (a)	114,495	2,602,471
Forum Energy Technologies, Inc. (a)	6,537	191,403
Geospace Technologies Corp. (a)	18,281	102,922
Gulf Island Fabrication, Inc. (a)	16,117	64,629
Halliburton Co.	1,537,202	55,692,828
Helix Energy Solutions Group, Inc. (a)	241,389	1,998,701
Helmerich & Payne, Inc.	179,942	7,571,959
Independence Contract Drilling, Inc. (a)(b)	17,283	65,675
KLX Energy Services Holdings, Inc. (a)(b)	19,909	254,636
Liberty Oilfield Services, Inc. Class A	264,060	4,026,915
Mammoth Energy Services, Inc. (a)	36,336	203,845
MIND Technology, Inc. (a)	16,422	9,543
Nabors Industries Ltd. (a)	14,798	2,224,287
Natural Gas Services Group, Inc. (a)	16,673	183,403
NCS Multistage Holdings, Inc. (a)	1,463	35,375
Newpark Resources, Inc. (a)	154,268	683,407
Nextier Oilfield Solutions, Inc. (a)	267,599	2,443,179
Nine Energy Service, Inc. (a)(b)	20,239	194,294
Noble Corp. PLC (a)	165,786	6,911,618
NOV, Inc.	662,643	14,498,629
Oceaneering International, Inc. (a)	167,706	3,503,378
Oil States International, Inc. (a)	112,351	1,025,765
Patterson-UTI Energy, Inc.	364,927	4,999,500
Profire Energy, Inc. (a)	29,334	34,027
ProFrac Holding Corp.	46,580	891,075
ProPetro Holding Corp. (a)	162,567	1,432,215
Ranger Energy Services, Inc. Class A (a)	24,752	266,827
RPC, Inc.	138,500	1,214,645
Schlumberger Ltd.	2,396,000	127,491,160
SEACOR Marine Holdings, Inc. (a)	36,271	376,856
Select Energy Services, Inc. Class A	139,617	1,035,958
Smart Sand, Inc. (a)	29,122	51,546
Solaris Oilfield Infrastructure, Inc. Class A	51,951	463,922
Superior Drilling Products, Inc. (a)(b)	18,281	20,840
TechnipFMC PLC (a)	756,302	11,563,858
TETRA Technologies, Inc. (a)	210,342	748,818
Tidewater, Inc. (a)	86,967	4,247,468
Transocean Ltd. (United States) (a)(b)	1,126,840	7,876,612
U.S. Silica Holdings, Inc. (a)	131,299	1,593,970
Valaris Ltd. (a)	100,784	6,777,724
Weatherford International PLC (a)	108,901	7,254,985
		360,083,504
Oil, Gas & Consumable Fuels - 4.2%
Adams Resources & Energy, Inc.	5,219	303,694
Aemetis, Inc. (a)(b)	55,466	198,014
Alto Ingredients, Inc. (a)	114,502	334,346
American Resources Corp. (a)(b)	93,679	152,697
Amplify Energy Corp. (a)	57,284	480,040
Antero Midstream GP LP	578,460	6,096,968
Antero Resources Corp. (a)	465,541	12,197,174
APA Corp.	544,126	20,883,556
Arch Resources, Inc.	30,453	4,791,780
Barnwell Industries, Inc.	2,008	4,839
Battalion Oil Corp. (a)	3,202	28,850
Berry Corp.	115,341	1,087,666
California Resources Corp.	124,113	5,237,569
Callon Petroleum Co. (a)	85,962	3,331,887
Camber Energy, Inc. (a)(b)	14,885	25,602
Centrus Energy Corp. Class A (a)(b)	19,492	873,437
Cheniere Energy, Inc.	421,018	66,242,972
Chesapeake Energy Corp.	179,967	14,543,133
Chevron Corp.	3,006,923	483,423,011
Chord Energy Corp.	70,579	9,501,345
Civitas Resources, Inc.	89,090	6,251,445
Clean Energy Fuels Corp. (a)	301,483	1,688,305
CNX Resources Corp. (a)(b)	312,134	4,791,257
Comstock Mining, Inc. (a)(b)	126,992	37,463
Comstock Resources, Inc.	150,023	1,821,279
ConocoPhillips Co.	2,106,753	217,732,923
CONSOL Energy, Inc.	55,191	3,020,603
Coterra Energy, Inc.	1,330,633	33,225,906
Crescent Energy, Inc. Class A	71,055	819,975
CVR Energy, Inc.	47,964	1,521,898
Delek U.S. Holdings, Inc.	117,059	2,946,375
Denbury, Inc. (a)	84,106	7,011,917
Devon Energy Corp.	1,105,021	59,582,732
Diamondback Energy, Inc.	296,986	41,750,292
Dorian LPG Ltd.	55,994	1,229,068
DT Midstream, Inc.	164,269	8,246,304
Earthstone Energy, Inc. (a)(b)	63,241	882,212
Ecoark Holdings, Inc. (a)(b)	38,632	8,499
Empire Petroleum Corp. (a)	18,448	239,824
Enviva, Inc. (b)	51,352	2,236,893
EOG Resources, Inc.	993,096	112,239,710
Epsilon Energy Ltd.	30,870	177,503
EQT Corp.	618,405	20,518,678
Equitrans Midstream Corp.	734,292	4,427,781
Evolution Petroleum Corp.	55,563	361,715
Excelerate Energy, Inc.	29,432	636,026
Exxon Mobil Corp.	6,960,913	765,073,948
Gevo, Inc. (a)(b)	391,448	724,179
Granite Ridge Resources, Inc.	25,487	134,826
Green Plains, Inc. (a)	100,004	3,467,139
Gulfport Energy Corp. (a)	19,429	1,284,645
Hallador Energy Co. (a)	41,674	317,973
Hess Corp.	469,424	63,231,413
HF Sinclair Corp.	227,263	11,299,516
HighPeak Energy, Inc. (b)	22,028	589,249
Houston American Energy Corp. (a)(b)	17,123	55,992
International Seaways, Inc.	69,499	3,575,029
Kinder Morgan, Inc.	3,336,830	56,926,320
Kinetik Holdings, Inc. (b)	34,897	1,038,186
Kosmos Energy Ltd. (a)	771,233	6,069,604
Lightbridge Corp. (a)(b)	11,250	47,925
Magnolia Oil & Gas Corp. Class A	283,905	6,203,324
Marathon Oil Corp.	1,069,406	26,895,561
Marathon Petroleum Corp.	791,694	97,853,378
Matador Resources Co.	190,817	10,264,046
Murphy Oil Corp.	247,108	9,642,154
NACCO Industries, Inc. Class A	7,470	279,303
New Fortress Energy, Inc.	79,985	2,638,705
Nextdecade Corp. (a)(b)	104,496	737,742
Northern Oil & Gas, Inc.	114,827	3,564,230
Occidental Petroleum Corp.	1,229,165	71,979,902
ONEOK, Inc.	753,091	49,289,806
OPAL Fuels, Inc. (a)	7,417	58,743
Overseas Shipholding Group, Inc. (a)	117,734	435,616
Ovintiv, Inc.	420,301	17,976,274
Par Pacific Holdings, Inc. (a)	91,868	2,552,093
PBF Energy, Inc. Class A	193,266	8,447,657
PDC Energy, Inc.	155,359	10,426,142
Peabody Energy Corp. (a)(b)	194,770	5,317,221
Pedevco Corp. (a)	45,076	45,978
Permian Resource Corp. Class A	349,581	3,778,971
Phillips 66 Co.	798,331	81,876,827
Phx Minerals, Inc. Class A	35,580	102,115
Pioneer Natural Resources Co.	401,410	80,446,578
PrimeEnergy Corp. (a)	553	50,047
Range Resources Corp.	408,510	11,005,259
Ranger Oil Corp.	33,078	1,372,737
Rex American Resources Corp. (a)	26,922	888,695
Riley Exploration Permian, Inc.	6,788	207,713
Ring Energy, Inc. (a)(b)	158,658	333,182
SandRidge Energy, Inc. (a)	51,200	747,008
SilverBow Resources, Inc. (a)(b)	22,227	547,229
Sitio Royalties Corp.	126,430	2,972,369
SM Energy Co.	207,968	6,137,136
Southwestern Energy Co. (a)	1,859,294	9,854,258
Stabilis Solutions, Inc. (a)	7,800	29,250
Talos Energy, Inc. (a)	107,888	1,921,485
Targa Resources Corp.	383,607	28,425,279
Tellurian, Inc. (a)(b)	843,934	1,257,462
Texas Pacific Land Corp.	10,454	18,610,106
The Williams Companies, Inc.	2,057,510	61,931,051
U.S. Energy Corp.	20,023	43,250
Uranium Energy Corp. (a)(b)	618,105	2,286,989
VAALCO Energy, Inc.	173,123	811,947
Valero Energy Corp.	651,667	85,844,094
Vertex Energy, Inc. (a)(b)	102,087	966,764
Vital Energy, Inc. (a)	29,248	1,503,055
Vitesse Energy, Inc.	36,235	630,127
W&T Offshore, Inc. (a)	156,523	878,094
World Fuel Services Corp.	105,386	2,892,846
		2,809,940,905
TOTAL ENERGY		3,170,024,409
FINANCIALS - 12.4%
Banks - 4.3%
1st Source Corp.	26,739	1,332,137
ACNB Corp.	13,867	513,634
Affinity Bancshares, Inc. (a)	1,202	19,244
Amalgamated Financial Corp.	30,726	723,597
Amerant Bancorp, Inc. Class A	41,305	1,173,062
American National Bankshares, Inc.	20,045	674,514
Ameris Bancorp	109,905	5,261,152
Ames National Corp.	15,118	366,158
Arrow Financial Corp.	27,316	832,592
Associated Banc-Corp.	256,351	5,934,526
Atlantic Union Bankshares Corp.	130,020	4,870,549
Auburn National Bancorp., Inc.	4,890	117,898
Banc of California, Inc.	92,601	1,625,148
BancFirst Corp.	28,581	2,579,435
Bancorp, Inc., Delaware (a)	94,684	3,275,120
Bank First National Corp.	11,756	958,467
Bank of America Corp.	11,796,961	404,635,762
Bank of Hawaii Corp.	65,859	4,930,205
Bank of Marin Bancorp	24,756	717,924
Bank of South Carolina Corp.	10,872	180,149
Bank of the James Financial Group, Inc.	10,484	135,768
Bank OZK	185,349	8,531,614
Bank7 Corp.	4,593	134,850
BankFinancial Corp.	26,395	271,605
BankUnited, Inc.	127,720	4,523,842
Bankwell Financial Group, Inc.	14,320	432,178
Banner Corp.	57,055	3,593,324
Bar Harbor Bankshares	23,926	714,670
BayCom Corp.	21,291	437,104
BayFirst Financial Corp.	7,293	139,734
BCB Bancorp, Inc.	24,133	418,708
Berkshire Hills Bancorp, Inc.	79,586	2,312,769
Blue Ridge Bankshares, Inc.	28,307	346,478
BOK Financial Corp.	49,228	5,153,187
Brookline Bancorp, Inc., Delaware	173,435	2,247,718
Business First Bancshares, Inc.	50,775	1,058,151
Byline Bancorp, Inc.	39,282	968,301
C & F Financial Corp.	4,598	266,224
Cadence Bank	309,830	8,229,085
California Bancorp, Inc. (a)	5,512	140,280
Cambridge Bancorp	12,884	1,024,665
Camden National Corp.	24,222	996,735
Capital Bancorp, Inc.	18,695	379,695
Capital City Bank Group, Inc.	21,876	780,317
Capstar Financial Holdings, Inc.	31,481	544,621
Carter Bankshares, Inc. (a)	39,560	687,157
Cathay General Bancorp	122,645	5,263,923
CB Financial Services, Inc.	5,665	139,642
Central Pacific Financial Corp.	48,171	1,080,476
Central Valley Community Bancorp	22,607	576,705
Chemung Financial Corp.	6,174	310,429
ChoiceOne Financial Services, Inc.	8,388	238,555
Citigroup, Inc.	3,272,855	165,901,020
Citizens & Northern Corp.	28,579	643,028
Citizens Community Bancorp, Inc.	14,126	176,292
Citizens Financial Group, Inc.	831,038	34,704,147
Citizens Holding Co.	9,876	153,078
City Holding Co.	27,037	2,655,033
Civista Bancshares, Inc.	27,243	581,093
CNB Financial Corp., Pennsylvania	32,117	765,669
Coastal Financial Corp. of Washington (a)	19,684	908,417
Codorus Valley Bancorp, Inc.	18,082	455,666
Colony Bankcorp, Inc.	20,092	252,556
Columbia Banking Systems, Inc.	132,772	3,947,312
Comerica, Inc.	221,557	15,531,146
Commerce Bancshares, Inc.	192,536	12,736,256
Community Bank System, Inc.	92,373	5,639,372
Community Financial Corp.	7,161	285,008
Community Trust Bancorp, Inc.	27,110	1,158,953
Community West Bancshares	9,741	147,187
ConnectOne Bancorp, Inc.	63,313	1,535,340
CrossFirst Bankshares, Inc. (a)	97,081	1,373,696
Cullen/Frost Bankers, Inc.	108,727	14,332,393
Customers Bancorp, Inc. (a)	49,497	1,524,508
CVB Financial Corp.	225,968	5,407,414
Dime Community Bancshares, Inc.	55,613	1,703,982
Eagle Bancorp Montana, Inc.	6,459	109,803
Eagle Bancorp, Inc.	54,074	2,368,982
East West Bancorp, Inc.	238,162	18,150,326
Eastern Bankshares, Inc.	268,372	4,208,073
Enterprise Bancorp, Inc.	12,979	459,327
Enterprise Financial Services Corp.	62,635	3,411,102
Equity Bancshares, Inc.	23,831	716,360
Esquire Financial Holdings, Inc.	9,982	459,072
Evans Bancorp, Inc.	8,480	330,466
Farmers & Merchants Bancorp, Inc. (b)	19,300	499,870
Farmers National Banc Corp.	63,290	901,883
FB Financial Corp.	58,458	2,203,282
Fidelity D & D Bancorp, Inc.	6,708	332,516
Fifth Third Bancorp	1,162,571	42,201,327
Financial Institutions, Inc.	21,673	540,958
Finward Bancorp	3,651	130,633
FinWise BanCorp (a)	15,960	147,630
First Bancorp, North Carolina	65,155	2,703,281
First Bancorp, Puerto Rico	309,955	4,497,447
First Bancshares, Inc.	42,619	1,334,401
First Bank Hamilton New Jersey	22,930	312,536
First Busey Corp.	88,598	2,138,756
First Business Finance Services, Inc.	10,141	359,194
First Capital, Inc.	5,994	159,500
First Citizens Bancshares, Inc.	19,991	14,668,596
First Commonwealth Financial Corp.	159,996	2,561,536
First Community Bankshares, Inc.	24,687	770,728
First Community Corp.	13,413	269,937
First Financial Bancorp, Ohio	157,860	3,889,670
First Financial Bankshares, Inc.	219,041	8,034,424
First Financial Corp., Indiana	19,546	859,047
First Financial Northwest, Inc.	16,857	251,844
First Foundation, Inc.	90,128	1,358,229
First Guaranty Bancshares, Inc.	7,645	156,799
First Hawaiian, Inc.	212,115	5,801,345
First Horizon National Corp.	904,649	22,408,156
First Internet Bancorp	13,430	362,744
First Interstate Bancsystem, Inc.	151,625	5,388,753
First Merchants Corp.	103,019	4,215,537
First Mid-Illinois Bancshares, Inc.	31,128	964,657
First National Corp.	11,796	212,446
First Northwest Bancorp	20,578	294,471
First of Long Island Corp.	34,934	594,577
First Republic Bank	308,368	37,932,348
First Savings Financial Group, Inc.	7,302	141,294
First United Corp.	6,102	119,111
First Western Financial, Inc. (a)	10,890	281,724
Five Star Bancorp	19,400	530,008
Flushing Financial Corp.	46,712	909,016
FNB Corp., Pennsylvania	603,668	8,614,342
FNCB Bancorp, Inc.	19,280	154,240
Franklin Financial Services Corp.	8,527	279,003
Fulton Financial Corp.	284,426	4,892,127
FVCBankcorp, Inc. (a)	26,097	353,614
German American Bancorp, Inc.	44,979	1,767,675
Glacier Bancorp, Inc.	185,392	8,783,873
Great Southern Bancorp, Inc.	19,286	1,122,252
Guaranty Bancshares, Inc. Texas	16,206	505,789
Hancock Whitney Corp.	145,240	7,134,189
Hanmi Financial Corp.	52,122	1,231,122
HarborOne Bancorp, Inc.	87,809	1,200,349
Hawthorn Bancshares, Inc.	7,911	200,148
HBT Financial, Inc.	20,193	458,785
Heartland Financial U.S.A., Inc.	64,324	3,180,179
Heritage Commerce Corp.	94,602	1,145,630
Heritage Financial Corp., Washington	58,219	1,622,564
Hilltop Holdings, Inc.	80,036	2,654,794
Home Bancshares, Inc.	314,377	7,576,486
HomeStreet, Inc.	30,534	770,373
HomeTrust Bancshares, Inc.	25,888	757,742
Hope Bancorp, Inc.	200,944	2,574,093
Horizon Bancorp, Inc. Indiana	69,865	1,063,345
Huntington Bancshares, Inc.	2,435,000	37,304,200
Independent Bank Corp.	77,967	6,212,411
Independent Bank Corp.	39,714	875,694
Independent Bank Group, Inc.	61,557	3,623,245
International Bancshares Corp.	88,064	4,273,746
Investar Holding Corp.	17,521	345,164
John Marshall Bankcorp, Inc.	22,510	598,991
JPMorgan Chase & Co.	4,957,754	710,694,036
KeyCorp	1,570,623	28,726,695
Lakeland Bancorp, Inc.	112,936	2,174,018
Lakeland Financial Corp.	42,143	3,018,282
Landmark Bancorp, Inc.	8,363	193,436
LCNB Corp.	17,540	320,456
Limestone Bancorp, Inc.	4,935	135,959
LINKBANCORP, Inc.	11,548	92,384
Live Oak Bancshares, Inc.	55,505	1,918,253
M&T Bank Corp.	291,228	45,224,796
Macatawa Bank Corp.	40,525	442,128
Mainstreet Bancshares, Inc.	12,877	380,773
Malvern Bancorp, Inc. (a)	7,642	136,104
Mercantile Bank Corp.	23,539	814,214
Meridian Corp.	4,950	156,420
Metrocity Bankshares, Inc.	29,056	586,060
Metropolitan Bank Holding Corp. (a)	18,525	1,033,880
Mid Penn Bancorp, Inc.	20,755	635,103
Middlefield Banc Corp.	10,954	309,341
Midland States Bancorp, Inc.	35,763	931,269
MidWestOne Financial Group, Inc.	23,660	710,746
MVB Financial Corp.	16,558	451,868
National Bank Holdings Corp.	66,366	2,687,159
National Bankshares, Inc.	11,039	461,761
NBT Bancorp, Inc.	71,469	2,900,927
Nicolet Bankshares, Inc. (a)	25,623	1,907,889
Northeast Bank	10,980	483,998
Northrim Bancorp, Inc.	11,189	587,534
Northwest Bancshares, Inc.	210,802	2,913,284
Norwood Financial Corp.	10,454	354,600
Oak Valley Bancorp Oakdale California	9,505	259,962
OceanFirst Financial Corp.	94,375	2,238,575
OFG Bancorp	85,671	2,606,112
Ohio Valley Banc Corp.	8,521	221,631
Old National Bancorp, Indiana	499,124	8,819,521
Old Point Financial Corp.	6,627	185,556
Old Second Bancorp, Inc.	62,983	1,044,258
Orange County Bancorp, Inc.	8,338	452,920
Origin Bancorp, Inc.	49,524	1,877,455
Orrstown Financial Services, Inc.	17,921	412,183
Pacific Premier Bancorp, Inc.	160,464	5,202,243
PacWest Bancorp	197,218	5,472,800
Park National Corp.	24,944	3,187,095
Parke Bancorp, Inc.	13,231	270,045
Partners Bancorp	3,887	35,333
Pathfinder Bancorp, Inc.	4,716	90,736
Pathward Financial, Inc.	48,474	2,472,659
PCB Bancorp	21,803	398,123
Peapack-Gladstone Financial Corp.	27,332	1,015,384
Penns Woods Bancorp, Inc.	11,259	302,867
Peoples Bancorp of North Carolina	5,200	175,188
Peoples Bancorp, Inc.	49,685	1,545,700
Peoples Financial Services Corp.	10,516	521,068
Pinnacle Financial Partners, Inc.	130,147	9,642,591
Plumas Bancorp	9,307	390,894
PNC Financial Services Group, Inc.	682,416	107,767,135
Popular, Inc.	122,078	8,716,369
Preferred Bank, Los Angeles	21,696	1,527,398
Premier Financial Corp.	64,269	1,595,157
Primis Financial Corp.	33,221	389,018
Princeton Bancorp, Inc.	13,350	464,580
Prosperity Bancshares, Inc.	153,026	11,245,881
QCR Holdings, Inc.	27,728	1,483,171
RBB Bancorp	20,535	405,772
Red River Bancshares, Inc.	6,351	321,424
Regions Financial Corp.	1,577,989	36,798,703
Renasant Corp.	93,780	3,374,204
Republic Bancorp, Inc., Kentucky Class A	17,004	756,678
Republic First Bancorp, Inc. (a)(b)	81,890	163,780
Richmond Mutual Bancorp., Inc.	20,641	272,255
Riverview Bancorp, Inc.	36,754	256,910
S&T Bancorp, Inc.	63,512	2,366,457
Salisbury Bancorp, Inc.	9,070	267,293
Sandy Spring Bancorp, Inc.	74,560	2,456,752
SB Financial Group, Inc.	11,350	190,113
Seacoast Banking Corp., Florida	144,195	4,399,389
ServisFirst Bancshares, Inc.	82,384	6,092,297
Shore Bancshares, Inc.	28,409	484,658
Sierra Bancorp	23,953	484,090
Signature Bank	106,346	12,235,107
Silvergate Capital Corp. (a)(b)	52,030	723,737
Simmons First National Corp. Class A	220,551	4,902,849
SmartFinancial, Inc.	25,926	707,780
Sound Financial Bancorp, Inc.	4,860	193,622
South Plains Financial, Inc.	22,555	592,971
Southern First Bancshares, Inc. (a)	13,815	556,054
Southern States Bancshares, Inc.	11,495	332,895
Southside Bancshares, Inc.	52,721	2,013,415
Southstate Corp.	126,941	10,241,600
Stellar Bancorp, Inc.	77,042	2,253,479
Stock Yards Bancorp, Inc.	48,819	2,857,376
Summit Financial Group, Inc.	17,114	435,894
Summit State Bank	1,403	22,392
SVB Financial Group (a)	100,182	28,863,436
Synovus Financial Corp.	243,102	10,164,095
Texas Capital Bancshares, Inc. (a)	84,772	5,614,450
The First Bancorp, Inc.	14,713	430,797
Third Coast Bancshares, Inc. (a)	22,790	420,476
Tompkins Financial Corp.	19,976	1,494,005
TowneBank	107,103	3,248,434
Trico Bancshares	56,604	2,859,068
Triumph Bancorp, Inc. (a)	38,327	2,332,198
Truist Financial Corp.	2,245,897	105,444,864
Trustmark Corp.	102,660	3,018,204
U.S. Bancorp	2,283,524	108,992,601
UMB Financial Corp.	72,799	6,599,957
Umpqua Holdings Corp.	365,502	6,454,765
Union Bankshares, Inc.	7,001	175,725
United Bancorp, Inc.	8,541	127,773
United Bankshares, Inc., West Virginia	224,831	9,166,360
United Community Bank, Inc.	176,398	5,840,538
United Security Bancshares, California	17,486	134,642
Unity Bancorp, Inc.	8,532	225,330
Univest Corp. of Pennsylvania	49,540	1,397,028
USCB Financial Holdings, Inc. (a)	20,539	261,051
Valley National Bancorp	706,430	8,180,459
Veritex Holdings, Inc.	91,115	2,429,126
Virginia National Bankshares C	5,752	227,837
Washington Federal, Inc.	108,669	3,811,022
Washington Trust Bancorp, Inc.	28,510	1,197,420
Webster Financial Corp.	293,901	15,612,021
Wells Fargo & Co.	6,440,506	301,222,466
WesBanco, Inc.	103,697	3,748,647
West Bancorp., Inc.	30,143	634,812
Westamerica Bancorp.	46,150	2,543,788
Western Alliance Bancorp.	184,689	13,711,311
Wintrust Financial Corp.	102,976	9,487,179
Zions Bancorp NA	251,094	12,710,378
		2,847,603,426
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	63,303	10,091,131
Ameriprise Financial, Inc.	179,886	61,677,513
Ares Management Corp.	264,343	21,313,976
Artisan Partners Asset Management, Inc.	115,290	3,801,111
Ashford, Inc. (a)	2,235	30,105
Assetmark Financial Holdings, Inc. (a)	41,945	1,312,879
Associated Capital Group, Inc.	5,126	184,639
Avantax, Inc. (a)	80,680	2,306,641
B. Riley Financial, Inc.	27,652	1,099,997
Bakkt Holdings, Inc. Class A (a)(b)	117,074	170,928
Bank of New York Mellon Corp.	1,242,793	63,233,308
BGC Partners, Inc. Class A	549,129	2,668,767
BlackRock, Inc. Class A	253,891	175,040,072
Blackstone, Inc.	1,185,995	107,688,346
Blue Owl Capital, Inc. Class A	601,605	7,423,806
Bridge Investment Group Holdings, Inc.	47,325	643,147
BrightSphere Investment Group, Inc.	53,057	1,330,139
Carlyle Group LP	366,113	12,594,287
Cboe Global Markets, Inc.	179,362	22,630,104
Charles Schwab Corp.	2,578,543	200,920,071
CME Group, Inc.	608,294	112,753,376
Cohen & Co., Inc.	486	4,333
Cohen & Steers, Inc.	43,360	3,137,530
Coinbase Global, Inc. (a)(b)	270,849	17,559,141
Cowen Group, Inc. Class A	44,103	1,719,576
Diamond Hill Investment Group, Inc.	5,542	967,633
Donnelley Financial Solutions, Inc. (a)	42,126	1,782,351
Evercore, Inc. Class A	60,348	7,916,451
FactSet Research Systems, Inc.	64,264	26,640,641
Federated Hermes, Inc.	143,823	5,659,435
Focus Financial Partners, Inc. Class A (a)	98,166	5,090,889
Forge Global Holdings, Inc. Class A (a)	168,454	303,217
Franklin Resources, Inc. (b)	476,080	14,030,078
GCM Grosvenor, Inc. Class A	75,903	624,682
Goldman Sachs Group, Inc.	572,206	201,216,240
Greenhill & Co., Inc.	26,471	297,534
Hamilton Lane, Inc. Class A	59,346	4,617,119
Heritage Global, Inc. (a)	17,766	44,415
Houlihan Lokey	84,464	8,083,205
Interactive Brokers Group, Inc.	173,621	14,950,504
Intercontinental Exchange, Inc.	944,102	96,109,584
Invesco Ltd.	766,177	13,530,686
Janus Henderson Group PLC	225,665	6,196,761
Jefferies Financial Group, Inc.	307,885	11,634,974
KKR & Co. LP	977,230	55,066,911
Lazard Ltd. Class A	190,434	7,114,614
LPL Financial	134,695	33,614,484
MarketAxess Holdings, Inc.	63,394	21,645,881
MarketWise, Inc. Class A (a)	32,026	63,091
Moelis & Co. Class A	107,924	4,622,385
Moody's Corp.	266,536	77,335,420
Morgan Stanley	2,228,083	215,010,010
Morningstar, Inc.	42,605	8,833,295
MSCI, Inc.	135,088	70,536,199
NASDAQ, Inc.	572,125	32,073,328
Northern Trust Corp.	352,549	33,587,343
Open Lending Corp. (a)	181,930	1,288,064
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,722	605,003
P10, Inc.	70,465	758,908
Perella Weinberg Partners Class A	80,733	816,211
Piper Jaffray Companies	23,798	3,593,260
PJT Partners, Inc.	41,411	3,266,500
Raymond James Financial, Inc.	326,802	35,444,945
Robinhood Markets, Inc. (a)(b)	857,656	8,636,596
S&P Global, Inc.	563,055	192,114,366
Safeguard Scientifics, Inc. (a)(b)	30,517	96,434
Sculptor Capital Management, Inc. Class A	34,842	312,533
SEI Investments Co.	172,758	10,408,670
Siebert Financial Corp. (a)(b)	8,951	17,007
Silvercrest Asset Management Group Class A	12,013	213,711
State Street Corp.	619,031	54,895,669
StepStone Group, Inc. Class A	82,617	2,362,846
Stifel Financial Corp.	180,289	12,048,714
StoneX Group, Inc. (a)	29,254	2,949,681
T. Rowe Price Group, Inc.	377,175	42,349,209
TPG, Inc.	84,871	2,802,440
Tradeweb Markets, Inc. Class A	187,302	13,277,839
U.S. Global Investors, Inc. Class A	16,788	46,839
Value Line, Inc.	1,293	64,986
Victory Capital Holdings, Inc.	45,770	1,554,349
Virtu Financial, Inc. Class A	158,277	2,909,131
Virtus Investment Partners, Inc.	11,542	2,428,783
Westwood Holdings Group, Inc.	13,508	173,578
WisdomTree Investments, Inc.	197,978	1,181,929
		2,207,152,484
Consumer Finance - 0.6%
Ally Financial, Inc.	501,644	15,074,402
American Express Co.	1,010,838	175,875,704
Atlanticus Holdings Corp. (a)(b)	8,957	287,072
Bread Financial Holdings, Inc.	82,800	3,400,596
Capital One Financial Corp.	645,416	70,401,977
Consumer Portfolio Services, Inc. (a)(b)	16,212	179,305
Credit Acceptance Corp. (a)(b)	10,278	4,566,927
CURO Group Holdings Corp.	29,847	87,153
Discover Financial Services	462,349	51,783,088
Encore Capital Group, Inc. (a)(b)	40,379	2,086,787
Enova International, Inc. (a)	52,825	2,575,219
EZCORP, Inc. (non-vtg.) Class A (a)(b)	87,514	771,873
FirstCash Holdings, Inc.	64,527	5,694,508
Green Dot Corp. Class A (a)	79,879	1,512,109
Katapult Holdings, Inc. (a)(b)	141,000	136,403
LendingClub Corp. (a)	177,495	1,668,453
LendingTree, Inc. (a)	18,680	615,132
Medallion Financial Corp. (b)	35,405	299,172
MoneyLion, Inc. (a)	201,081	134,483
Navient Corp.	176,278	3,181,818
Nelnet, Inc. Class A	30,425	2,855,995
NerdWallet, Inc. (a)	53,109	1,096,170
Nicholas Financial, Inc. (a)	4,023	25,787
OneMain Holdings, Inc.	204,883	8,828,408
Oportun Financial Corp. (a)	48,533	293,139
OppFi, Inc. Class A (a)(b)	8,549	18,038
PRA Group, Inc. (a)	64,624	2,750,397
PROG Holdings, Inc. (a)	83,431	2,062,414
Regional Management Corp.	15,004	472,926
SLM Corp.	420,979	6,053,678
SoFi Technologies, Inc. (a)(b)	1,385,362	9,143,389
Sunlight Financial Holdings, Inc. Class A (a)	67,319	88,188
Synchrony Financial	762,804	27,239,731
Upstart Holdings, Inc. (a)(b)	115,167	2,131,741
World Acceptance Corp. (a)(b)	6,665	622,244
		404,014,426
Diversified Financial Services - 1.5%
A-Mark Precious Metals, Inc.	30,598	896,827
Acacia Research Corp. (a)	84,790	366,293
Acacia Research Corp. rights 3/1/23	21,197	0
Alerus Financial Corp.	31,339	626,780
Apollo Global Management, Inc.	737,016	52,254,434
Berkshire Hathaway, Inc. Class B (a)	3,044,573	929,142,788
Cannae Holdings, Inc. (a)	126,629	2,859,283
Corebridge Financial, Inc.	128,943	2,607,227
Equitable Holdings, Inc.	580,028	18,224,480
FlexShopper, Inc. (a)	26,556	27,618
Jackson Financial, Inc.	98,701	4,479,051
LM Funding America, Inc. (a)	11,991	15,708
SWK Holdings Corp. (a)(b)	10,876	203,925
Voya Financial, Inc.	162,833	12,129,430
		1,023,833,844
Insurance - 2.5%
AFLAC, Inc.	954,336	65,037,998
Allstate Corp.	447,573	57,638,451
AMBAC Financial Group, Inc. (a)	75,325	1,246,629
American Equity Investment Life Holding Co.	116,799	4,864,678
American Financial Group, Inc.	118,095	15,837,720
American International Group, Inc.	1,253,552	76,604,563
Amerisafe, Inc.	31,043	1,693,085
Aon PLC	349,422	106,241,759
Arch Capital Group Ltd. (a)	623,794	43,665,580
Argo Group International Holdings, Ltd.	57,951	1,683,477
Arthur J. Gallagher & Co.	356,144	66,723,578
Assurant, Inc.	89,164	11,358,602
Assured Guaranty Ltd.	102,223	6,379,737
Axis Capital Holdings Ltd.	130,824	7,943,633
Bright Health Group, Inc. (a)	435,796	379,143
Brighthouse Financial, Inc. (a)	116,532	6,739,046
Brown & Brown, Inc.	397,662	22,296,908
BRP Group, Inc. (a)	103,701	2,980,367
Chubb Ltd.	701,996	148,135,196
Cincinnati Financial Corp.	266,282	32,140,237
Citizens, Inc. Class A (a)(b)	89,803	264,919
CNA Financial Corp.	53,087	2,324,149
CNO Financial Group, Inc.	200,159	5,128,074
Crawford & Co.:
Class A	27,890	153,953
Class B	22,240	122,765
Donegal Group, Inc. Class A	33,447	514,080
eHealth, Inc. (a)	49,391	363,518
Employers Holdings, Inc.	46,903	2,082,962
Enstar Group Ltd. (a)	22,845	5,585,831
Erie Indemnity Co. Class A	42,357	9,970,414
Everest Re Group Ltd.	66,317	25,463,738
F&G Annuities & Life, Inc.	31,331	638,212
Fidelity National Financial, Inc.	461,110	18,379,845
First American Financial Corp.	175,321	9,954,726
Genworth Financial, Inc. Class A (a)	831,388	5,179,547
Globe Life, Inc.	151,929	18,488,240
GoHealth, Inc. (a)(b)	8,887	144,058
Goosehead Insurance (a)(b)	35,827	1,671,330
Greenlight Capital Re, Ltd. (a)	42,996	394,703
Hagerty, Inc. Class A (a)(b)	54,191	486,635
Hallmark Financial Services, Inc. (a)(b)	2,524	27,789
Hanover Insurance Group, Inc.	60,455	8,432,263
Hartford Financial Services Group, Inc.	536,834	42,023,366
HCI Group, Inc.	12,326	647,115
Heritage Insurance Holdings, Inc.	42,724	108,946
Hippo Holdings, Inc. (a)(b)	23,932	411,870
Horace Mann Educators Corp.	69,703	2,576,223
Investors Title Co.	2,479	404,945
James River Group Holdings Ltd.	61,647	1,485,693
Kemper Corp.	108,618	6,690,869
Kingstone Companies, Inc.	8,338	11,256
Kingsway Financial Services, Inc. (a)	24,878	236,590
Kinsale Capital Group, Inc.	36,713	11,700,433
Lemonade, Inc. (a)(b)	75,170	1,225,271
Lincoln National Corp.	258,688	8,205,583
Loews Corp.	332,796	20,330,508
Maiden Holdings Ltd. (a)(b)	88,227	207,333
Markel Corp. (a)	22,653	30,125,319
Marsh & McLennan Companies, Inc.	838,415	135,940,608
MBIA, Inc. (a)	80,780	1,113,956
Mercury General Corp.	48,377	1,647,237
MetLife, Inc.	1,113,230	79,851,988
Midwest Holding, Inc. (a)	909	14,280
National Western Life Group, Inc.	4,031	1,087,523
NI Holdings, Inc. (a)	9,696	134,193
Old Republic International Corp.	480,176	12,662,241
Oscar Health, Inc. (a)	185,893	1,029,847
Palomar Holdings, Inc. (a)	43,491	2,609,460
Primerica, Inc.	62,786	12,051,145
Principal Financial Group, Inc.	383,910	34,382,980
ProAssurance Corp.	90,527	1,800,582
Progressive Corp.	989,022	141,944,437
Prudential Financial, Inc.	621,697	62,169,700
Reinsurance Group of America, Inc.	112,326	16,227,737
Reliance Global Group, Inc. (a)(b)	955	5,214
RenaissanceRe Holdings Ltd.	74,236	15,953,316
RLI Corp.	67,812	9,351,953
Root, Inc. (a)(b)	17,260	86,473
Ryan Specialty Group Holdings, Inc. (a)(b)	140,577	5,921,103
Safety Insurance Group, Inc.	23,962	1,933,494
Selective Insurance Group, Inc.	102,928	10,450,280
Selectquote, Inc. (a)	199,454	466,722
Siriuspoint Ltd. (a)	151,223	1,073,683
Stewart Information Services Corp.	46,718	1,985,048
The Travelers Companies, Inc.	396,363	73,374,719
Tiptree, Inc.	34,571	556,593
Trean Insurance Group, Inc. (a)	31,614	192,529
Trupanion, Inc. (a)(b)	59,132	3,511,258
United Fire Group, Inc.	35,716	1,019,335
United Insurance Holdings Corp. (b)	35,027	63,049
Universal Insurance Holdings, Inc.	51,387	993,311
Unum Group	316,201	14,086,755
W.R. Berkley Corp.	345,941	22,897,835
White Mountains Insurance Group Ltd.	4,360	6,293,965
Willis Towers Watson PLC	183,068	42,903,816
		1,639,541,823
Mortgage Real Estate Investment Trusts - 0.1%
Acres Commercial Realty Corp. (a)	14,835	143,900
AG Mortgage Investment Trust, Inc.	27,853	176,867
AGNC Investment Corp.	979,815	10,650,589
Angel Oak Mortgage, Inc. (b)	37,075	278,804
Annaly Capital Management, Inc.	780,888	16,148,764
Apollo Commercial Real Estate Finance, Inc.	205,384	2,359,862
Arbor Realty Trust, Inc.	293,923	4,432,359
Ares Commercial Real Estate Corp.	93,983	1,062,948
Arlington Asset Investment Corp. (a)	71,308	217,489
Armour Residential REIT, Inc.	294,206	1,597,539
Blackstone Mortgage Trust, Inc.	289,808	6,135,235
BrightSpire Capital, Inc.	161,550	1,193,855
Broadmark Realty Capital, Inc.	216,880	1,106,088
Cherry Hill Mortgage Investment Corp. (b)	22,382	152,198
Chimera Investment Corp.	375,131	2,434,600
Claros Mortgage Trust, Inc.	202,852	2,827,757
Dynex Capital, Inc.	74,524	985,953
Ellington Financial LLC	94,998	1,222,624
Ellington Residential Mortgage REIT	39,518	306,660
Franklin BSP Realty Trust, Inc. (b)	144,359	2,022,470
Granite Point Mortgage Trust, Inc.	87,209	522,382
Great Ajax Corp.	33,856	283,713
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	147,821	4,643,058
Invesco Mortgage Capital, Inc.	53,971	676,257
KKR Real Estate Finance Trust, Inc.	94,406	1,368,887
Ladder Capital Corp. Class A	189,543	2,141,836
Lument Finance Trust, Inc.	80,044	168,092
Manhattan Bridge Capital, Inc.	23,826	132,234
MFA Financial, Inc.	190,857	2,044,078
New York Mortgage Trust, Inc.	655,911	1,751,282
Nexpoint Real Estate Finance, Inc.	15,867	286,399
Orchid Island Capital, Inc.	67,426	765,959
PennyMac Mortgage Investment Trust	178,486	2,325,673
Ready Capital Corp.	172,559	1,943,014
Redwood Trust, Inc.	202,130	1,538,209
Rithm Capital Corp.	778,113	7,080,828
Sachem Capital Corp.	68,047	258,579
Seven Hills Realty Trust	22,757	250,782
Starwood Property Trust, Inc.	515,958	9,885,755
TPG RE Finance Trust, Inc.	106,881	907,420
Two Harbors Investment Corp.	162,633	2,694,829
Western Asset Mortgage Capital Corp.	7,504	76,016
		97,201,843
Thrifts & Mortgage Finance - 0.1%
1895 Bancorp of Wisconsin, Inc. (a)(b)	15,889	156,189
Axos Financial, Inc. (a)	89,575	4,244,959
Blue Foundry Bancorp (a)	44,743	547,654
Bridgewater Bancshares, Inc. (a)	40,020	588,694
Broadway Financial Corp. (a)	90,618	118,710
Capitol Federal Financial, Inc.	219,873	1,844,734
Cf Bankshares, Inc.	105	2,195
Columbia Financial, Inc. (a)	56,275	1,187,403
Cullman Bancorp, Inc.	14,044	165,157
ECB Bancorp, Inc. (a)	16,159	254,504
Enact Holdings, Inc.	47,906	1,161,721
ESSA Bancorp, Inc.	14,301	280,300
Essent Group Ltd.	181,769	7,806,979
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	16,148	2,290,755
Finance of America Companies, Inc. (a)	79,830	116,552
FS Bancorp, Inc.	13,648	490,373
Greene County Bancorp, Inc.	5,956	335,323
Guild Holdings Co. Class A (a)(b)	23,456	281,707
Hingham Institution for Savings	2,412	686,696
HMN Financial, Inc.	8,156	178,698
Home Bancorp, Inc.	11,351	448,932
Home Federal Bancorp, Inc.	709	12,932
IF Bancorp, Inc.	4,130	74,547
Impac Mortgage Holdings, Inc. (a)(b)	16,166	5,823
Kearny Financial Corp.	136,724	1,372,709
loanDepot, Inc. (b)	97,180	202,134
Luther Burbank Corp.	25,110	292,029
Magyar Bancorp, Inc.	12,011	150,978
Merchants Bancorp	41,818	1,264,995
MGIC Investment Corp.	494,761	6,807,911
Mr. Cooper Group, Inc. (a)	119,318	5,539,935
New York Community Bancorp, Inc.	1,133,790	10,068,055
NMI Holdings, Inc. (a)	141,292	3,297,755
Northeast Community Bancorp, Inc. (b)	23,171	362,858
Northfield Bancorp, Inc.	70,790	1,041,321
Ocwen Financial Corp. (a)	12,933	422,392
OP Bancorp	28,065	316,293
PennyMac Financial Services, Inc.	53,431	3,230,973
Pioneer Bancorp, Inc. (a)	18,130	205,050
Ponce Financial Group, Inc. (a)	31,055	284,464
Provident Bancorp, Inc.	26,851	246,224
Provident Financial Holdings, Inc.	15,190	213,571
Provident Financial Services, Inc.	131,514	3,070,852
Radian Group, Inc.	267,331	5,707,517
Rocket Companies, Inc. (b)	204,972	1,611,080
Security National Financial Corp. Class A	26,758	184,898
Southern Missouri Bancorp, Inc.	12,181	563,737
Sterling Bancorp, Inc. (a)	31,816	197,259
TC Bancshares, Inc. (b)	8,801	142,400
Territorial Bancorp, Inc.	10,478	240,784
TFS Financial Corp.	109,346	1,584,424
Timberland Bancorp, Inc./Washington	10,535	355,872
Trustco Bank Corp., New York	31,580	1,182,987
UWM Holdings Corp. Class A	157,254	669,902
Velocity Financial, Inc. (a)	41,453	399,607
Walker & Dunlop, Inc.	50,966	4,445,764
Waterstone Financial, Inc.	41,989	676,023
Western New England Bancorp, Inc.	31,628	318,810
William Penn Bancorp, Inc.	17,081	202,751
WSFS Financial Corp.	106,879	5,334,331
		85,490,182
TOTAL FINANCIALS		8,304,838,028
HEALTH CARE - 14.1%
Biotechnology - 2.8%
180 Life Sciences Corp. (a)(b)	1,915	5,496
2seventy bio, Inc. (a)	64,093	864,615
4D Molecular Therapeutics, Inc. (a)	50,774	976,892
89Bio, Inc. (a)(b)	56,736	772,744
Aadi Bioscience, Inc. (a)(b)	26,241	282,616
Aadi Bioscience, Inc. rights (a)(c)	85,026	1
AbbVie, Inc.	2,989,630	460,104,057
Abeona Therapeutics, Inc. (a)(b)	3,965	9,080
Absci Corp. (a)(b)	82,308	174,493
ACADIA Pharmaceuticals, Inc. (a)	203,251	4,205,263
Aceragen, Inc. (a)(b)	5,354	24,093
Achieve Life Sciences, Inc. (a)(b)	12,876	62,449
Acorda Therapeutics, Inc. (a)(b)	10,397	9,394
Actinium Pharmaceuticals, Inc. (a)(b)	46,721	450,858
Acumen Pharmaceuticals, Inc. (a)	31,422	165,594
Acurx Pharmaceuticals, Inc. (a)(b)	20,097	67,124
Adicet Bio, Inc. (a)	52,104	410,580
Adicet Bio, Inc. rights (a)(c)	3,198	0
ADMA Biologics, Inc. (a)	304,802	1,082,047
Adverum Biotechnologies, Inc. (a)	128,644	92,624
Aeglea BioTherapeutics, Inc. (a)	125,415	49,163
Aerovate Therapeutics, Inc. (a)(b)	16,077	395,012
Aevi Genomic Medicine, Inc. rights (a)(c)	29,385	0
Agenus, Inc. (a)	463,122	954,031
AgeX Therapeutics, Inc. (a)(b)	24,431	14,414
Agios Pharmaceuticals, Inc. (a)	91,124	2,306,348
Aileron Therapeutics, Inc. (a)	2,405	3,583
AIM ImmunoTech, Inc. (a)(b)	36,509	18,996
Akebia Therapeutics, Inc. (a)	290,002	244,385
Akero Therapeutics, Inc. (a)	51,959	2,364,654
Alaunos Therapeutics, Inc. (a)(b)	356,461	197,836
Albireo Pharma, Inc. (a)	30,122	1,341,935
Aldeyra Therapeutics, Inc. (a)	83,344	563,405
Alector, Inc. (a)	112,966	964,730
Aligos Therapeutics, Inc. (a)	24,753	36,139
Alkermes PLC (a)	279,093	7,462,947
Allakos, Inc. (a)	115,448	686,916
Allogene Therapeutics, Inc. (a)(b)	150,895	958,183
Allovir, Inc. (a)(b)	76,721	517,867
Alnylam Pharmaceuticals, Inc. (a)	207,380	39,702,901
Alpine Immune Sciences, Inc. (a)	92,129	734,268
Altimmune, Inc. (a)(b)	73,173	921,248
ALX Oncology Holdings, Inc. (a)(b)	35,269	233,481
Alzamend Neuro, Inc. (a)(b)	105,961	56,890
Amgen, Inc.	901,888	208,931,374
Amicus Therapeutics, Inc. (a)	416,584	5,494,743
AnaptysBio, Inc. (a)(b)	34,439	857,531
Anavex Life Sciences Corp. (a)(b)	138,191	1,315,578
Anika Therapeutics, Inc. (a)	27,108	859,324
Anixa Biosciences, Inc. (a)	52,257	230,976
Annexon, Inc. (a)	69,367	369,726
Annovis Bio, Inc. (a)(b)	10,741	183,779
Apellis Pharmaceuticals, Inc. (a)	158,445	10,374,979
Apexigen, Inc. (a)	31,169	28,052
Applied Molecular Transport, Inc. (a)	28,241	14,872
Applied Therapeutics, Inc. (a)	76,735	77,502
Aprea Therapeutics, Inc. (a)(b)	833	4,273
Aptevo Therapeutics, Inc. (a)	5,943	12,599
Aptinyx, Inc. (a)	41,124	8,060
AquaBounty Technologies, Inc. (a)	111,133	73,359
Aravive, Inc. (a)(b)	19,699	37,625
Arbutus Biopharma Corp. (a)	201,678	560,665
ARCA Biopharma, Inc. (a)(b)	52,959	116,510
Arcellx, Inc.	45,253	1,267,537
Arcturus Therapeutics Holdings, Inc. (a)(b)	41,433	673,286
Arcus Biosciences, Inc. (a)(b)	86,213	1,569,939
Arcutis Biotherapeutics, Inc. (a)	66,241	1,071,779
Ardelyx, Inc. (a)	319,065	918,907
Aridis Pharmaceuticals, Inc. (a)(b)	11,612	6,549
Arrowhead Pharmaceuticals, Inc. (a)	181,971	5,877,663
Ars Pharmaceuticals, Inc. (a)	51,763	461,726
Assembly Biosciences, Inc. (a)	104,278	141,818
Astria Therapeutics, Inc. (a)	21,588	262,942
Atara Biotherapeutics, Inc. (a)	161,873	655,586
Athenex, Inc. (a)	5,225	13,794
Athersys, Inc. (a)(b)	12,554	19,961
Atossa Therapeutics, Inc. (a)(b)	182,911	135,354
Atreca, Inc. (a)(b)	36,913	52,786
aTyr Pharma, Inc. (a)	34,154	72,065
Aura Biosciences, Inc. (a)	24,920	248,951
Avalo Therapeutics, Inc. (a)(b)	14,996	38,540
Avid Bioservices, Inc. (a)	107,239	1,765,154
Avidity Biosciences, Inc. (a)	111,648	2,646,058
Avita Medical, Inc. (a)(b)	40,787	546,954
AVROBIO, Inc. (a)	47,959	67,143
Axcella Health, Inc. (a)	45,038	26,131
Beam Therapeutics, Inc. (a)(b)	101,389	4,079,893
Bellerophon Therapeutics, Inc. (a)	7,640	13,523
Bellicum Pharmaceuticals, Inc. (a)(b)	5,352	4,833
Bio-Path Holdings, Inc. (a)(b)	3,392	6,140
BioAtla, Inc. (a)	65,025	193,775
Biocept, Inc. (a)(b)	14,680	7,648
BioCryst Pharmaceuticals, Inc. (a)	324,627	2,872,949
Biogen, Inc. (a)	243,646	65,750,310
Biohaven Ltd. (a)	112,838	1,724,165
BioMarin Pharmaceutical, Inc. (a)	314,164	31,287,593
Biomea Fusion, Inc. (a)	28,671	368,136
Biora Therapeutics, Inc. (a)(b)	8,430	25,796
BioVie, Inc. (a)	13,045	100,316
BioXcel Therapeutics, Inc. (a)(b)	34,500	1,101,240
Black Diamond Therapeutics, Inc. (a)(b)	27,214	48,169
bluebird bio, Inc. (a)	144,152	749,590
Blueprint Medicines Corp. (a)	102,149	4,328,053
Bolt Biotherapeutics, Inc. (a)(b)	21,951	35,341
BrainStorm Cell Therpeutic, Inc. (a)(b)	47,807	108,044
BridgeBio Pharma, Inc. (a)(b)	177,928	2,031,938
C4 Therapeutics, Inc. (a)(b)	72,875	384,051
Cabaletta Bio, Inc. (a)(b)	44,398	392,478
Calyxt, Inc. (a)	14,780	6,209
Candel Therapeutics, Inc. (a)	29,522	53,140
Capricor Therapeutics, Inc. (a)	43,587	198,321
Cardiff Oncology, Inc. (a)	75,260	130,200
CareDx, Inc. (a)	94,552	1,590,365
Caribou Biosciences, Inc. (a)	90,338	550,158
CASI Pharmaceuticals, Inc. (a)(b)	14,678	27,448
Catalyst Biosciences, Inc. (a)	35,667	10,593
Catalyst Biosciences, Inc. rights (a)(c)	35,667	0
Catalyst Pharmaceutical Partners, Inc. (a)	161,125	2,458,768
Cel-Sci Corp. (a)(b)	62,124	152,825
Celcuity, Inc. (a)	12,131	142,903
Celldex Therapeutics, Inc. (a)	80,495	3,444,381
Cellectar Biosciences, Inc. (a)	5,651	8,816
Celularity, Inc. Class A (a)(b)	101,948	69,936
Century Therapeutics, Inc. (a)	36,598	165,057
Cerevel Therapeutics Holdings (a)	107,725	2,875,180
Checkpoint Therapeutics, Inc. (a)(b)	11,121	51,935
Chimerix, Inc. (a)	156,538	247,330
Chinook Therapeutics, Inc. (a)	74,531	1,626,266
Chinook Therapeutics, Inc. rights (a)(c)	14,580	0
Cidara Therapeutics, Inc. (a)	123,525	186,523
Clene, Inc. (a)(b)	37,359	47,072
Codiak Biosciences, Inc. (a)	20,613	9,894
Cogent Biosciences, Inc. (a)	108,584	1,436,566
Cogent Biosciences, Inc. rights (a)(c)	11,491	0
CohBar, Inc. (a)	2,042	3,982
Coherus BioSciences, Inc. (a)	109,415	740,740
Compass Therapeutics, Inc. (a)	148,784	563,891
Concert Pharmaceuticals, Inc. (a)	73,013	611,849
ContraFect Corp. (a)(b)	651	2,259
Corbus Pharmaceuticals Holdings, Inc. (a)	5,245	15,683
Corvus Pharmaceuticals, Inc. (a)(b)	58,129	42,434
Crinetics Pharmaceuticals, Inc. (a)	73,024	1,434,191
CRISPR Therapeutics AG (a)(b)	132,459	6,532,878
CTI BioPharma Corp. (a)	180,441	985,208
Cue Biopharma, Inc. (a)	47,568	133,190
Cullinan Oncology, Inc. (a)	44,855	506,413
Curis, Inc. (a)	130,100	80,922
Cyclerion Therapeutics, Inc. (a)	45,211	29,432
Cyclo Therapeutics, Inc. (a)(b)	5,309	7,857
Cyteir Therapeutics, Inc. (a)	6,729	10,161
Cytokinetics, Inc. (a)(b)	159,298	6,907,161
CytomX Therapeutics, Inc. (a)(b)	119,731	257,422
Day One Biopharmaceuticals, Inc. (a)	45,165	831,939
Decibel Therapeutics, Inc. (a)(b)	25,211	107,903
Deciphera Pharmaceuticals, Inc. (a)	80,688	1,169,976
Denali Therapeutics, Inc. (a)	184,504	5,009,284
DermTech, Inc. (a)(b)	39,764	154,682
Design Therapeutics, Inc. (a)(b)	48,734	344,549
DiaMedica Therapeutics, Inc. (a)	22,097	38,228
Diffusion Pharmaceuticals, Inc. (a)(b)	1,688	9,655
Disc Medicine, Inc. (a)	6,288	157,200
Disc Medicine, Inc. rights (a)(b)(c)	62,884	1
Dominari Holdings, Inc. (a)(b)	7,418	29,375
Dyadic International, Inc. (a)(b)	37,918	51,948
Dynavax Technologies Corp. (a)(b)	198,626	2,045,848
Dyne Therapeutics, Inc. (a)	38,912	501,187
Eagle Pharmaceuticals, Inc. (a)	18,690	523,320
Edesa Biotech, Inc. (a)(b)	8,424	12,046
Editas Medicine, Inc. (a)(b)	116,121	1,049,734
Effector Therapeutics, Inc. Class A (a)	9,490	4,556
Eiger Biopharmaceuticals, Inc. (a)	71,583	134,576
Eledon Pharmaceuticals, Inc. (a)	18,468	43,030
Eliem Therapeutics, Inc. (a)	7,452	26,529
Emergent BioSolutions, Inc. (a)	73,925	915,192
Enanta Pharmaceuticals, Inc. (a)	32,339	1,568,442
Enochian Biosciences, Inc. (a)(b)	23,157	23,852
Ensysce Biosciences, Inc. (a)(b)	764	374
Entrada Therapeutics, Inc. (a)	29,049	370,375
EQRx, Inc. (a)	378,775	856,032
Equillium, Inc. (a)	21,675	19,941
Erasca, Inc. (a)	100,610	362,196
Eterna Therapeutics, Inc. (a)(b)	2,047	7,779
Evelo Biosciences, Inc. (a)(b)	101,849	63,136
Exact Sciences Corp. (a)	299,527	18,669,518
Exagen, Inc. (a)(b)	10,039	26,101
Exelixis, Inc. (a)	543,395	9,281,187
Exicure, Inc. (a)(b)	4,479	5,196
F-star Therapeutics, Inc. (a)	62,698	335,434
F-star Therapeutics, Inc.:
rights (a)(c)	1,612	0
rights (a)(c)	1,612	0
Fate Therapeutics, Inc. (a)	137,174	839,505
FibroGen, Inc. (a)	145,842	3,237,692
Finch Therapeutics Group, Inc. (a)	48,236	19,970
First Wave BioPharma, Inc. (a)(b)	28	100
Foghorn Therapeutics, Inc. (a)	31,617	181,165
Forte Biosciences, Inc. (a)	16,638	16,971
Fortress Biotech, Inc. (a)	118,327	91,112
Frequency Therapeutics, Inc. (a)	54,830	37,284
Fresh Tracks Therapeutics, Inc. (a)(b)	2,082	3,727
G1 Therapeutics, Inc. (a)	64,723	234,297
Gain Therapeutics, Inc. (a)(b)	23,458	97,585
Galectin Therapeutics, Inc. (a)(b)	63,339	131,112
Galecto, Inc. (a)	11,675	25,568
Galera Therapeutics, Inc. (a)	37,969	67,205
Gelesis Holdings, Inc. Class A (a)(b)	21,776	5,880
Generation Bio Co. (a)	76,796	304,112
Genprex, Inc. (a)(b)	68,088	87,153
GeoVax Labs, Inc. (a)	8,310	5,588
Geron Corp. (a)	542,932	1,509,351
Gilead Sciences, Inc.	2,120,354	170,752,108
GlycoMimetics, Inc. (a)(b)	81,160	124,986
Gossamer Bio, Inc. (a)(b)	128,134	221,672
Graphite Bio, Inc. (a)(b)	51,627	135,779
GreenLight Biosciences Holdings PBC Class A (a)	131,032	62,895
Greenwich Lifesciences, Inc. (a)(b)	4,975	77,660
Gritstone Bio, Inc. (a)(b)	128,367	314,499
Gt Biopharma, Inc. (a)	29,786	20,433
Halozyme Therapeutics, Inc. (a)	228,632	10,972,050
Harpoon Therapeutics, Inc. (a)	34,224	26,503
HCW Biologics, Inc. (a)	29,023	51,080
Heron Therapeutics, Inc. (a)(b)	170,063	403,049
HilleVax, Inc.	20,917	352,451
Histogen, Inc. (a)	128	129
Homology Medicines, Inc. (a)	61,627	93,673
Hookipa Pharma, Inc. (a)	77,302	66,866
Horizon Therapeutics PLC (a)	382,154	41,842,041
Humacyte, Inc. Class A (a)(b)	86,972	266,134
Humanigen, Inc. (a)(b)	75,276	11,291
iBio, Inc. (a)(b)	13,734	17,580
Icosavax, Inc. (a)	34,725	284,051
Ideaya Biosciences, Inc. (a)(b)	71,301	1,258,463
IGM Biosciences, Inc. (a)(b)	15,512	326,062
Immix Biopharma, Inc. (a)	4,692	9,759
Immucell Corp. (a)	13,848	81,149
Immuneering Corp. (a)	30,922	151,209
Immunic, Inc. (a)(b)	72,193	142,942
ImmunityBio, Inc. (a)(b)	174,167	424,967
ImmunoGen, Inc. (a)	332,062	1,288,401
Immunome, Inc. (a)(b)	11,659	53,282
Immunovant, Inc. (a)	93,800	1,638,686
Impel Pharmaceuticals, Inc. (a)(b)	20,297	28,213
Imunon, Inc. (a)	8,015	11,381
Incyte Corp. (a)	313,140	24,105,517
Infinity Pharmaceuticals, Inc. (a)	116,752	24,985
Inhibrx, Inc. (a)(b)	51,065	1,228,624
Inmune Bio, Inc. (a)(b)	15,186	143,356
Inovio Pharmaceuticals, Inc. (a)(b)	429,722	541,450
Inozyme Pharma, Inc. (a)(b)	37,524	106,193
Insmed, Inc. (a)	230,433	4,696,225
Instil Bio, Inc. (a)	105,722	82,157
Intellia Therapeutics, Inc. (a)	149,570	6,008,227
Intercept Pharmaceuticals, Inc. (a)	72,536	1,463,776
Invivyd, Inc. (a)	91,440	159,106
Ionis Pharmaceuticals, Inc. (a)	239,295	8,590,691
Iovance Biotherapeutics, Inc. (a)	225,570	1,644,405
Ironwood Pharmaceuticals, Inc. Class A (a)	221,512	2,496,440
iTeos Therapeutics, Inc. (a)	41,197	729,599
Iveric Bio, Inc. (a)	214,707	4,461,611
Janux Therapeutics, Inc. (a)(b)	30,174	501,794
Jasper Therapeutics, Inc. (a)	15,107	29,157
Jounce Therapeutics, Inc. (a)	73,380	82,186
Kalvista Pharmaceuticals, Inc. (a)	34,538	253,164
Karuna Therapeutics, Inc. (a)	47,372	9,446,924
Karyopharm Therapeutics, Inc. (a)(b)	117,204	353,956
Keros Therapeutics, Inc. (a)	29,958	1,594,365
Kezar Life Sciences, Inc. (a)	86,786	545,884
Kineta, Inc.	417	2,761
Kineta, Inc. rights (a)(c)	58,487	1
Kiniksa Pharmaceuticals Ltd. (a)	42,836	550,871
Kinnate Biopharma, Inc. (a)	27,233	143,790
Kintara Therapeutics, Inc. (a)(b)	1,381	6,767
Kodiak Sciences, Inc. (a)	53,766	349,479
Kronos Bio, Inc. (a)(b)	77,287	134,479
Krystal Biotech, Inc. (a)	35,546	2,911,573
Kura Oncology, Inc. (a)	103,457	1,233,207
Kymera Therapeutics, Inc. (a)	67,286	2,111,435
Lantern Pharma, Inc. (a)(b)	6,165	32,798
Larimar Therapeutics, Inc. (a)	44,620	270,397
Leap Therapeutics, Inc. (a)(b)	105,092	59,913
Lexicon Pharmaceuticals, Inc. (a)	158,120	355,770
Lineage Cell Therapeutics, Inc. (a)(b)	256,547	346,338
Lisata Therapeutics, Inc. (a)(b)	3,262	9,916
Longeveron, Inc. (a)(b)	4,231	14,851
Lumos Pharma, Inc. (a)	3,251	10,923
Lyell Immunopharma, Inc. (a)	239,417	514,747
Macrogenics, Inc. (a)	92,923	565,901
Madrigal Pharmaceuticals, Inc. (a)	20,245	5,486,597
Magenta Therapeutics, Inc. (a)	49,503	39,964
MannKind Corp. (a)(b)	461,737	2,437,971
Marker Therapeutics, Inc. (a)(b)	8,951	19,424
Matinas BioPharma Holdings, Inc. (a)	385,417	185,000
MediciNova, Inc. (a)	61,340	134,948
MEI Pharma, Inc. (a)	134,168	29,812
Merrimack Pharmaceuticals, Inc. (a)	25,209	289,399
Mersana Therapeutics, Inc. (a)	156,405	947,814
MiMedx Group, Inc. (a)	191,431	920,783
Minerva Neurosciences, Inc. (a)	5,733	12,383
Mirati Therapeutics, Inc. (a)	88,077	4,037,450
Mirum Pharmaceuticals, Inc. (a)	40,271	946,771
Moderna, Inc. (a)	558,580	77,536,490
Molecular Templates, Inc. (a)(b)	59,475	27,953
Moleculin Biotech, Inc. (a)	30,817	37,289
Monte Rosa Therapeutics, Inc. (a)	50,180	305,094
Morphic Holding, Inc. (a)	52,732	2,242,165
Mustang Bio, Inc. (a)	96,783	53,231
Myovant Sciences Ltd. (a)(b)	74,672	2,013,157
Myriad Genetics, Inc. (a)	136,905	2,590,243
NanoViricides, Inc. (a)(b)	8,252	11,408
Natera, Inc. (a)	183,772	8,922,131
Navidea Biopharmaceuticals, Inc. (a)	7,141	2,078
Neoleukin Therapeutics, Inc. (a)	48,248	24,293
Neubase Therapeutics, Inc. (a)	27,182	6,252
Neurobo Pharmaceuticals, Inc. rights (a)(c)	380	0
Neurocrine Biosciences, Inc. (a)	162,072	16,709,623
Neximmune, Inc. (a)(b)	6,510	2,799
NextCure, Inc. (a)(b)	28,995	44,942
Nighthawk Biosciences, Inc. (a)(b)	35,946	33,070
Nkarta, Inc. (a)(b)	54,669	229,610
Novavax, Inc. (a)(b)	128,920	1,193,799
Nurix Therapeutics, Inc. (a)	73,894	696,820
Nuvalent, Inc. Class A (a)(b)	44,563	1,349,813
Nuvectis Pharma, Inc. (b)	4,368	49,489
Ocugen, Inc. (a)(b)	361,796	360,421
Olema Pharmaceuticals, Inc. (a)	62,876	257,792
Omega Therapeutics, Inc. (a)(b)	31,223	201,701
Omniab, Inc. (c)	10,389	32,414
Omniab, Inc. (c)	10,389	30,648
OncoCyte Corp. (a)(b)	131,228	47,754
Oncorus, Inc. (a)	15,974	6,390
OncoSec Medical, Inc. (a)(b)	895	967
Oncternal Therapeutics, Inc. (a)	80,553	71,821
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
OpGen, Inc. (a)(b)	3,032	3,153
Oragenics, Inc. (a)	1,390	6,394
Organogenesis Holdings, Inc. Class A (a)	136,217	333,732
Organovo Holdings, Inc. (a)(b)	11,895	28,191
Orgenesis, Inc. (a)(b)	40,821	58,782
ORIC Pharmaceuticals, Inc. (a)(b)	62,904	278,665
Outlook Therapeutics, Inc. (a)(b)	155,532	169,530
Ovid Therapeutics, Inc. (a)	80,268	198,262
Palatin Technologies, Inc. (a)(b)	10,930	34,648
Pardes Biosciences, Inc. (a)	44,132	62,226
Passage Bio, Inc. (a)	44,674	54,949
PDL BioPharma, Inc. (a)(c)	218,274	275,025
PDS Biotechnology Corp. (a)	53,646	410,392
PepGen, Inc.	16,200	247,374
Perspective Therapeutics, Inc. (a)(b)	190,229	69,434
PharmaCyte Biotech, Inc. (a)	21,430	64,290
Pieris Pharmaceuticals, Inc. (a)(b)	100,668	151,002
PMV Pharmaceuticals, Inc. (a)(b)	54,655	394,063
Point Biopharma Global, Inc. (a)(b)	130,796	979,662
Polarityte, Inc. (a)(b)	3,639	2,748
Poseida Therapeutics, Inc. (a)	87,585	498,359
Praxis Precision Medicines, Inc. (a)	56,623	173,550
Precigen, Inc. (a)	172,216	216,992
Precision BioSciences, Inc. (a)	151,736	169,944
Prelude Therapeutics, Inc. (a)	24,019	135,948
Prime Medicine, Inc. (b)	20,813	341,958
ProKidney Corp. (a)(b)	18,576	217,153
Prometheus Biosciences, Inc. (a)	57,787	7,072,551
Protagonist Therapeutics, Inc. (a)	81,198	1,317,032
Protara Therapeutics, Inc. (a)	11,701	41,188
Prothena Corp. PLC (a)	66,779	3,723,597
PTC Therapeutics, Inc. (a)	122,034	5,329,225
Puma Biotechnology, Inc. (a)	67,391	260,129
Pyxis Oncology, Inc. (a)(b)	45,168	102,531
Qualigen Therapeutics, Inc. (a)(b)	1,512	1,709
Quince Therapeutics, Inc. (a)(b)	25,276	23,446
Rallybio Corp. (a)	24,028	189,100
RAPT Therapeutics, Inc. (a)	36,478	1,074,277
Recursion Pharmaceuticals, Inc. (a)(b)	246,963	2,012,748
Regeneron Pharmaceuticals, Inc. (a)	180,846	137,518,915
REGENXBIO, Inc. (a)	61,477	1,367,863
Regulus Therapeutics, Inc. (a)(b)	5,076	6,802
Relay Therapeutics, Inc. (a)(b)	153,223	2,474,551
Reneo Pharmaceuticals, Inc. (a)	19,130	58,155
Repligen Corp. (a)	87,210	15,206,808
Replimune Group, Inc. (a)	55,544	1,216,414
Revolution Medicines, Inc. (a)	130,883	3,502,429
Rezolute, Inc. (a)(b)	54,697	135,649
Rhythm Pharmaceuticals, Inc. (a)	78,229	1,901,747
Rigel Pharmaceuticals, Inc. (a)	301,530	455,310
Rocket Pharmaceuticals, Inc. (a)	105,409	2,024,907
Roivant Sciences Ltd. (a)	187,920	1,520,273
Rubius Therapeutics, Inc. (a)	69,675	10,166
S.A.B. Biotherapeutics, Inc. (a)(b)	85,867	55,814
Sage Therapeutics, Inc. (a)	89,597	3,730,819
Salarius Pharmaceuticals, Inc. (a)(b)	2,571	5,463
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	7,499	0
Sana Biotechnology, Inc. (a)(b)	137,536	504,757
Sangamo Therapeutics, Inc. (a)	224,908	685,969
Sarepta Therapeutics, Inc. (a)	147,039	17,957,873
Savara, Inc. (a)	118,206	295,515
Scholar Rock Holding Corp. (a)	60,104	515,692
Seagen, Inc. (a)	232,197	41,723,479
Selecta Biosciences, Inc. (a)(b)	188,029	306,487
Sellas Life Sciences Group, Inc. (a)(b)	36,800	62,192
Sensei Biotherapeutics, Inc. (a)	11,330	17,788
Senti Biosciences, Inc. (a)	38,123	57,185
Sera Prognostics, Inc. (a)(b)	32,638	119,455
Seres Therapeutics, Inc. (a)	153,678	776,074
Sesen Bio, Inc.	335,306	194,477
Shattuck Labs, Inc. (a)	67,552	318,845
Sigilon Therapeutics, Inc. (a)	12,132	13,224
Sio Gene Therapies, Inc. (a)	38,531	15,832
Societal Cdmo, Inc. (a)	57,578	84,640
Soleno Therapeutics, Inc. (a)	2,452	4,978
Solid Biosciences, Inc. (a)	5,987	33,647
Soligenix, Inc. (a)(b)	1,577	4,731
Spectrum Pharmaceuticals, Inc. (a)(b)	326,441	253,971
Spero Therapeutics, Inc. (a)(b)	39,004	57,726
SpringWorks Therapeutics, Inc. (a)(b)	81,415	2,597,139
Spruce Biosciences, Inc. (a)(b)	5,509	12,505
SQZ Biotechnologies Co. (a)(b)	20,477	15,032
Stoke Therapeutics, Inc. (a)	34,516	306,847
Summit Therapeutics, Inc. (a)(b)	58,026	104,447
Summit Therapeutics, Inc. rights 3/1/23	58,026	93,671
Surface Oncology, Inc. (a)	51,934	34,276
Surrozen, Inc. (a)(b)	11,713	11,572
Sutro Biopharma, Inc. (a)	87,666	494,436
Synaptogenix, Inc. (a)(b)	7,462	7,910
Syndax Pharmaceuticals, Inc. (a)	106,988	2,712,146
Synlogic, Inc. (a)	57,398	40,179
Syros Pharmaceuticals, Inc. (a)(b)	13,479	50,681
T2 Biosystems, Inc. (a)(b)	4,844	2,979
Talaris Therapeutics, Inc. (a)	38,404	74,504
Tango Therapeutics, Inc. (a)	78,878	412,532
Taysha Gene Therapies, Inc. (a)	63,789	64,427
TCR2 Therapeutics, Inc. (a)	40,487	50,609
Tempest Therapeutics, Inc. (a)(b)	2,810	4,889
Tenaya Therapeutics, Inc. (a)	42,263	129,747
TG Therapeutics, Inc. (a)	230,497	3,692,562
Theriva Biologics, Inc. (a)(b)	9,758	8,782
TONIX Pharmaceuticals Holding (a)(b)	84,423	59,096
TRACON Pharmaceuticals, Inc. (a)	24,147	37,186
Travere Therapeutics, Inc. (a)	95,192	2,109,455
Trevena, Inc. (a)	8,946	9,662
TScan Therapeutics, Inc. (a)(b)	24,700	72,865
Twist Bioscience Corp. (a)	93,206	1,813,789
Tyra Biosciences, Inc. (a)(b)	24,045	317,634
Ultragenyx Pharmaceutical, Inc. (a)	119,184	5,302,496
uniQure B.V. (a)	69,015	1,446,554
United Therapeutics Corp. (a)	77,001	18,945,326
UNITY Biotechnology, Inc. (a)	27,728	124,776
Vanda Pharmaceuticals, Inc. (a)	89,284	574,989
Vaxart, Inc. (a)(b)	200,059	155,926
Vaxcyte, Inc. (a)	109,024	4,466,713
Vaxxinity, Inc. Class A (a)(b)	64,022	150,452
VBI Vaccines, Inc. (a)	359,977	172,789
Vera Therapeutics, Inc. (a)	22,681	168,520
Veracyte, Inc. (a)	124,248	3,057,743
Verastem, Inc. (a)	319,608	166,100
Vericel Corp. (a)	81,656	2,483,159
Vertex Pharmaceuticals, Inc. (a)	433,841	125,939,704
Verve Therapeutics, Inc. (a)(b)	70,277	1,335,263
Vigil Neuroscience, Inc. (a)	17,590	211,080
Viking Therapeutics, Inc. (a)	119,664	1,317,501
Vincerx Pharma, Inc. (a)	27,455	31,848
Vir Biotechnology, Inc. (a)	127,821	2,914,319
Viracta Therapeutics, Inc. (a)	41,223	70,079
Viridian Therapeutics, Inc. (a)	67,674	2,217,000
Viridian Therapeutics, Inc. rights (a)(c)	27,850	0
Virios Therapeutics, Inc. (a)	14,707	4,412
VistaGen Therapeutics, Inc. (a)	268,335	47,120
Vor Biopharma, Inc. (a)(b)	33,558	187,254
Voyager Therapeutics, Inc. (a)	41,094	295,055
vTv Therapeutics, Inc. Class A (a)(b)	39,197	31,750
Vyant Bio, Inc. (a)(b)	3,601	2,630
Werewolf Therapeutics, Inc. (a)	24,346	70,238
X4 Pharmaceuticals, Inc. (a)	115,894	108,709
Xbiotech, Inc. (a)	22,712	76,312
Xencor, Inc. (a)	99,739	3,204,614
Xilio Therapeutics, Inc. (a)	11,070	39,963
XOMA Corp. (a)(b)	16,955	360,802
Y-mAbs Therapeutics, Inc. (a)	57,506	218,523
Zentalis Pharmaceuticals, Inc. (a)	72,648	1,375,227
		1,875,740,952
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	2,947,740	299,844,113
Accelerate Diagnostics, Inc. (a)(b)	88,589	45,180
Accuray, Inc. (a)(b)	143,156	415,152
Acutus Medical, Inc. (a)	22,522	34,909
Aethlon Medical, Inc. (a)	25,344	12,335
Align Technology, Inc. (a)	122,996	38,067,262
Alphatec Holdings, Inc. (a)(b)	115,279	1,707,282
Angiodynamics, Inc. (a)	67,151	831,329
Apollo Endosurgery, Inc. (a)	66,836	663,681
Apyx Medical Corp. (a)(b)	57,479	186,807
Artivion, Inc. (a)	70,240	929,978
Asensus Surgical, Inc. (a)(b)	410,079	282,914
Aspira Women's Health, Inc. (a)(b)	97,584	36,770
Atricure, Inc. (a)	80,221	3,088,509
Atrion Corp.	2,373	1,347,864
Avanos Medical, Inc. (a)	78,830	2,212,758
Avinger, Inc. (a)(b)	7,694	8,310
AxoGen, Inc. (a)	73,587	607,093
Axonics Modulation Technologies, Inc. (a)	83,742	5,032,057
Baxter International, Inc.	852,935	34,074,753
Becton, Dickinson & Co.	481,986	113,049,816
Beyond Air, Inc. (a)(b)	44,674	272,065
BioLase Technology, Inc. (a)(b)	10,705	5,460
Biomerica, Inc. (a)(b)	13,757	36,731
BioSig Technologies, Inc. (a)(b)	47,484	57,456
Bioventus, Inc. (a)(b)	57,583	122,652
Boston Scientific Corp. (a)	2,418,637	112,998,721
Butterfly Network, Inc. Class A (a)(b)	238,190	585,947
Cardiovascular Systems, Inc. (a)	69,614	1,372,092
Cerus Corp. (a)	303,335	867,538
Chembio Diagnostics, Inc. (a)	13,955	6,252
ClearPoint Neuro, Inc. (a)(b)	38,429	325,878
Co.-Diagnostics, Inc. (a)(b)	53,591	154,878
ConforMis, Inc. (a)(b)	11,744	20,552
CONMED Corp.	51,787	4,981,392
Cue Health, Inc. (a)	160,774	345,664
Cutera, Inc. (a)(b)	29,766	965,311
CVRx, Inc. (a)	21,822	242,661
CytoSorbents Corp. (a)(b)	62,586	192,765
DarioHealth Corp. (a)(b)	29,090	133,814
Delcath Systems, Inc. (a)(b)	4,791	23,572
Dentsply Sirona, Inc.	361,478	13,761,467
DexCom, Inc. (a)	653,415	72,535,599
Eargo, Inc. (a)(b)	13,634	82,486
Edwards Lifesciences Corp. (a)	1,045,231	84,078,382
Ekso Bionics Holdings, Inc. (a)(b)	14,838	21,367
electroCore, Inc. (a)	3,904	13,078
Electromed, Inc. (a)	6,101	81,296
Embecta Corp.	97,602	3,118,384
ENDRA Life Sciences, Inc. (a)(b)	1,924	7,369
Enovis Corp. (a)	80,951	4,664,397
Envista Holdings Corp. (a)	276,383	10,684,967
Envveno Medical Corp. (a)	10,208	58,798
Figs, Inc. Class A (a)(b)	218,419	2,011,639
Fonar Corp. (a)	12,634	212,251
GE HealthCare Technologies, Inc. (a)	615,957	46,812,732
Glaukos Corp. (a)	80,845	3,818,309
Globus Medical, Inc. (a)	130,442	7,609,986
Haemonetics Corp. (a)	86,377	6,717,539
Heartbeam, Inc. (a)	12,341	42,823
Helius Medical Technologies, Inc. (U.S.) (a)	534	146
Heska Corp. (a)	18,209	1,482,759
Hologic, Inc. (a)	421,082	33,534,970
Hyperfine, Inc. (a)(b)	66,299	106,741
ICU Medical, Inc. (a)	33,853	5,776,676
IDEXX Laboratories, Inc. (a)	139,912	66,211,955
Inari Medical, Inc. (a)	82,110	4,619,509
Inogen, Inc. (a)	38,742	607,087
Inspire Medical Systems, Inc. (a)	48,690	12,655,992
Insulet Corp. (a)	117,145	32,374,192
Integer Holdings Corp. (a)	56,096	4,206,078
Integra LifeSciences Holdings Corp. (a)	122,566	6,817,121
Intuitive Surgical, Inc. (a)	597,120	136,973,357
INVO Bioscience, Inc. (a)(b)	23,986	14,272
IRadimed Corp.	12,574	477,309
iRhythm Technologies, Inc. (a)	50,856	5,984,734
Iridex Corp. (a)	14,475	31,700
Kewaunee Scientific Corp. (a)	970	14,793
KORU Medical Systems, Inc. (a)	71,893	299,794
Lantheus Holdings, Inc. (a)	116,732	8,633,499
LeMaitre Vascular, Inc.	32,885	1,647,867
LENSAR, Inc. (a)	16,562	51,177
LivaNova PLC (a)	89,393	4,230,077
LogicMark, Inc. (a)	2,348	479
Lucid Diagnostics, Inc. (a)(b)	3,903	5,308
Masimo Corp. (a)	81,987	13,717,245
Medtronic PLC	2,248,154	186,147,151
Merit Medical Systems, Inc. (a)	98,740	6,969,069
Mesa Laboratories, Inc.	8,973	1,583,914
Microbot Medical, Inc. (a)	10,061	28,372
Milestone Scientific, Inc. (a)(b)	55,851	44,122
Minerva Surgical, Inc. (a)(b)	7,017	2,089
Motus GI Holdings, Inc. (a)	2,318	2,118
Myomo, Inc. (a)(b)	6,750	4,388
NanoVibronix, Inc. (a)	1,952	8,218
Nemaura Medical, Inc. (a)(b)	15,517	15,300
Neogen Corp. (a)	367,345	6,498,333
NeuroMetrix, Inc. (a)	14,942	26,597
Neuronetics, Inc. (a)	40,422	230,001
NeuroOne Medical Technologies Corp. (a)	11,708	18,850
NeuroPace, Inc. (a)(b)	9,942	51,002
Nevro Corp. (a)	58,841	1,849,961
Novocure Ltd. (a)	151,807	11,684,585
NuVasive, Inc. (a)	87,636	3,788,504
Nuwellis, Inc. (a)	93	722
Omnicell, Inc. (a)	75,973	4,135,970
OraSure Technologies, Inc. (a)	114,677	723,612
Orthofix International NV (a)	58,352	1,202,051
OrthoPediatrics Corp. (a)	27,580	1,206,901
Outset Medical, Inc. (a)	80,724	1,841,314
Owlet, Inc. (a)(b)	110,618	40,652
Paragon 28, Inc. (a)	42,507	748,548
PAVmed, Inc. (a)(b)	117,738	54,513
Penumbra, Inc. (a)	64,237	16,700,978
Predictive Oncology, Inc. (a)	75,628	32,218
Pro-Dex, Inc. (a)	4,562	71,350
PROCEPT BioRobotics Corp. (a)	56,080	2,100,196
Pulmonx Corp. (a)(b)	65,299	733,308
Pulse Biosciences, Inc. (a)(b)	22,939	62,623
QuidelOrtho Corp. (a)	90,919	7,904,498
ResMed, Inc.	247,195	52,652,535
Retractable Technologies, Inc. (a)(b)	32,187	62,443
Rockwell Medical Technologies, Inc. (a)(b)	7,463	12,239
RxSight, Inc. (a)	22,739	311,979
Sanara Medtech, Inc. (a)(b)	4,734	196,461
Semler Scientific, Inc. (a)	9,790	215,380
Senseonics Holdings, Inc. (a)(b)	805,353	837,567
Sensus Healthcare, Inc. (a)(b)	23,984	164,770
Shockwave Medical, Inc. (a)	61,096	11,622,903
SI-BONE, Inc. (a)(b)	51,563	1,019,658
Sientra, Inc. (a)(b)	7,715	11,958
Sight Sciences, Inc. (a)(b)	46,351	508,934
Silk Road Medical, Inc. (a)	65,763	3,484,781
Sintx Technologies, Inc. (a)(b)	359	1,005
SmileDirectClub, Inc. (a)(b)	228,398	137,039
Sonendo, Inc. (a)(b)	57,422	143,555
Staar Surgical Co. (a)	81,376	4,507,417
Stereotaxis, Inc. (a)	91,596	227,158
STERIS PLC	168,561	31,694,525
STRATA Skin Sciences, Inc. (a)	566	634
Stryker Corp.	569,046	149,590,812
Surgalign Holdings, Inc. (a)	4,658	7,965
SurModics, Inc. (a)	24,724	539,972
Tactile Systems Technology, Inc. (a)(b)	34,917	504,551
Talis Biomedical Corp. (a)(b)	29,289	16,988
Tandem Diabetes Care, Inc. (a)	109,507	3,926,921
Tela Bio, Inc. (a)(b)	14,596	154,134
Teleflex, Inc.	79,063	18,835,178
The Cooper Companies, Inc.	83,146	27,186,248
TransMedics Group, Inc. (a)	54,326	4,349,883
Treace Medical Concepts, Inc. (a)	52,708	1,131,114
UFP Technologies, Inc. (a)	11,796	1,388,625
Utah Medical Products, Inc.	6,131	562,703
Vapotherm, Inc. (a)(b)	38,832	38,055
Varex Imaging Corp. (a)	66,514	1,176,633
Venus Concept, Inc. (a)	16,173	3,660
Vicarious Surgical, Inc. (a)(b)	68,771	192,559
ViewRay, Inc. (a)	235,446	1,017,127
Vivani Medical, Inc. (a)	14,822	16,304
VolitionRx Ltd. (a)(b)	47,456	94,912
Zimmer Biomet Holdings, Inc.	355,125	43,989,334
Zimvie, Inc. (a)	33,340	379,409
Zomedica Corp. (a)(b)	1,677,336	403,064
Zynex, Inc. (a)	44,671	577,149
		1,843,406,248
Health Care Providers & Services - 3.0%
23andMe Holding Co. Class A (a)(b)	517,461	1,298,827
Acadia Healthcare Co., Inc. (a)	154,320	11,189,743
Accolade, Inc. (a)	103,848	1,153,751
AdaptHealth Corp. (a)	129,995	2,078,620
Addus HomeCare Corp. (a)	27,096	2,943,709
Agiliti, Inc. (a)(b)	56,716	1,081,007
agilon health, Inc. (a)(b)	335,067	7,106,771
AirSculpt Technologies, Inc. (b)	11,103	72,725
Akumin, Inc. (a)	95,868	118,876
Alerislife, Inc. (a)	29,657	39,444
Alignment Healthcare, Inc. (a)	136,400	1,355,816
Amedisys, Inc. (a)	55,810	5,131,730
AmerisourceBergen Corp.	273,671	42,572,261
AMN Healthcare Services, Inc. (a)	73,038	6,574,150
Apollo Medical Holdings, Inc. (a)(b)	67,504	2,355,890
ATI Physical Therapy, Inc. (a)(b)	89,658	31,192
Aveanna Healthcare Holdings, Inc. (a)	88,069	107,444
Biodesix, Inc. (a)	19,025	39,192
Brookdale Senior Living, Inc. (a)	313,755	1,013,429
Cano Health, Inc. (a)(b)	320,948	529,564
Cardinal Health, Inc.	443,761	33,597,145
CareMax, Inc. Class A (a)	115,874	498,258
Castle Biosciences, Inc. (a)	43,028	1,083,445
Centene Corp. (a)	958,222	65,542,385
Chemed Corp.	25,249	13,169,373
Cigna Group	516,664	150,917,554
Clover Health Investments Corp. (a)(b)	550,491	726,648
Community Health Systems, Inc. (a)	221,982	1,345,211
Corvel Corp. (a)	15,216	2,743,140
Cross Country Healthcare, Inc. (a)	61,193	1,618,555
CVS Health Corp.	2,221,678	185,598,980
DaVita HealthCare Partners, Inc. (a)	93,480	7,689,665
DocGo, Inc. Class A (a)(b)	142,056	1,299,812
Elevance Health, Inc.	403,830	189,666,836
Encompass Health Corp.	167,491	9,466,591
Enhabit Home Health & Hospice (a)	84,100	1,290,935
Enzo Biochem, Inc. (a)	55,775	63,026
Fulgent Genetics, Inc. (a)	33,657	1,103,613
GeneDx Holdings Corp. Class A (a)	439,910	219,955
Great Elm Group, Inc. (a)	40,893	94,054
Guardant Health, Inc. (a)	171,693	5,303,597
HCA Holdings, Inc.	358,251	87,216,206
HealthEquity, Inc. (a)	142,932	9,314,878
Henry Schein, Inc. (a)	228,803	17,917,563
Hims & Hers Health, Inc. (a)(b)	207,700	2,340,779
Humana, Inc.	214,102	105,984,772
InfuSystems Holdings, Inc. (a)	30,736	288,611
Innovage Holding Corp. (a)(b)	38,861	294,955
Invitae Corp. (a)(b)	369,463	794,345
Laboratory Corp. of America Holdings	149,528	35,791,022
LifeStance Health Group, Inc. (a)	156,100	799,232
McKesson Corp.	239,693	83,847,008
Modivcare, Inc. (a)	21,869	2,147,317
Molina Healthcare, Inc. (a)	98,593	27,145,611
MSP Recovery, Inc. (a)(b)	38,633	44,042
National Healthcare Corp.	23,234	1,294,598
National Research Corp. Class A	24,295	1,097,162
NeoGenomics, Inc. (a)	215,236	3,626,727
Oak Street Health, Inc. (a)	195,198	6,910,009
Ontrak, Inc. (a)(b)	11,611	7,210
Opko Health, Inc. (a)	684,094	779,867
Option Care Health, Inc. (a)	260,053	7,975,826
Owens & Minor, Inc. (a)	130,703	2,003,677
P3 Health Partners, Inc. Class A (a)(b)	54,060	64,872
Patterson Companies, Inc.	147,060	3,900,031
Pediatrix Medical Group, Inc. (a)	139,334	2,193,117
Pennant Group, Inc. (a)	50,351	756,272
PetIQ, Inc. Class A (a)	46,814	436,306
Precipio, Inc. (a)	37,582	31,231
Premier, Inc.	201,996	6,502,251
Privia Health Group, Inc. (a)	85,991	2,401,729
Progyny, Inc. (a)	126,718	4,759,528
Psychemedics Corp.	1,921	10,623
Quest Diagnostics, Inc.	192,689	26,660,450
R1 Rcm, Inc. (a)	234,592	3,331,206
RadNet, Inc. (a)	82,173	1,938,050
Select Medical Holdings Corp.	175,835	4,780,954
Signify Health, Inc. (a)	116,213	3,345,772
Sonida Senior Living, Inc. (a)(b)	5,304	61,739
Surgery Partners, Inc. (a)	104,302	3,488,902
Talkspace, Inc. Class A (a)	193,412	176,005
Tenet Healthcare Corp. (a)	183,392	10,733,934
The Ensign Group, Inc.	94,305	8,438,411
The Joint Corp. (a)	22,958	360,441
The Oncology Institute, Inc. (a)	42,029	59,261
U.S. Physical Therapy, Inc.	21,681	2,196,936
UnitedHealth Group, Inc.	1,579,422	751,710,107
Universal Health Services, Inc. Class B	107,954	14,419,416
Vivos Therapeutics, Inc. (a)(b)	22,495	13,722
		2,010,225,602
Health Care Technology - 0.1%
American Well Corp. (a)	404,790	1,129,364
Augmedix, Inc. (a)	46,963	76,080
Biotricity, Inc. (a)(b)	59,907	43,433
CareCloud, Inc. (a)	4,478	16,479
Certara, Inc. (a)	181,975	3,297,387
Computer Programs & Systems, Inc. (a)	23,788	713,878
Definitive Healthcare Corp. (a)(b)	67,659	772,666
Doximity, Inc. (a)(b)	191,743	6,448,317
Evolent Health, Inc. (a)	157,220	5,504,272
Forian, Inc. (a)(b)	20,350	105,210
GoodRx Holdings, Inc. (a)(b)	129,036	682,600
Health Catalyst, Inc. (a)	93,417	1,304,101
HealthStream, Inc.	43,232	1,108,901
HTG Molecular Diagnostics (a)	249	894
iCAD, Inc. (a)	34,731	92,037
MultiPlan Corp. Class A (a)(b)	415,543	419,698
NantHealth, Inc. (a)(b)	3,860	11,503
Nextgen Healthcare, Inc. (a)	95,142	1,723,022
OptimizeRx Corp. (a)	28,785	513,812
Pear Therapeutics, Inc. Class A (a)	82,147	81,145
Phreesia, Inc. (a)	89,902	3,308,394
Schrodinger, Inc. (a)	88,730	1,928,103
Sharecare, Inc. Class A (a)	529,184	1,238,291
Simulations Plus, Inc.	26,515	1,008,631
Streamline Health Solutions, Inc. (a)	94,959	179,473
Tabula Rasa HealthCare, Inc. (a)(b)	38,854	252,940
Teladoc Health, Inc. (a)(b)	274,259	7,265,121
UpHealth, Inc. (a)(b)	10,559	21,540
Veeva Systems, Inc. Class A (a)	236,844	39,235,577
Veradigm, Inc. (a)	183,505	3,048,018
		81,530,887
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	162,730	7,732,930
Adaptive Biotechnologies Corp. (a)	190,392	1,627,852
Agilent Technologies, Inc.	500,080	70,996,358
Akoya Biosciences, Inc. (a)	29,686	342,280
Alpha Teknova, Inc. (a)	7,482	40,552
Applied DNA Sciences, Inc. (a)(b)	30,076	42,106
Avantor, Inc. (a)	1,140,964	27,805,293
Azenta, Inc. (a)	125,721	5,517,895
Berkeley Lights, Inc. (a)	100,721	176,262
Bio-Rad Laboratories, Inc. Class A (a)	36,482	17,432,559
Bio-Techne Corp.	267,817	19,454,227
BioLife Solutions, Inc. (a)	57,074	1,327,541
BioNano Genomics, Inc. (a)(b)	500,085	670,114
Bruker Corp.	168,371	11,604,129
Champions Oncology, Inc. (a)	6,812	31,335
Charles River Laboratories International, Inc. (a)	86,117	18,888,903
ChromaDex, Inc. (a)(b)	81,329	135,819
Codexis, Inc. (a)	111,703	540,084
CryoPort, Inc. (a)(b)	83,452	1,807,570
Cytek Biosciences, Inc. (a)	132,910	1,368,973
Danaher Corp.	1,107,204	274,066,206
Harvard Bioscience, Inc. (a)	56,746	160,591
Illumina, Inc. (a)	266,103	53,007,718
Inotiv, Inc. (a)(b)	29,273	219,548
IQVIA Holdings, Inc. (a)	314,243	65,510,238
IsoPlexis Corp. (a)(b)	12,886	13,659
Maravai LifeSciences Holdings, Inc. (a)	187,588	2,766,923
MaxCyte, Inc. (a)	150,541	683,456
Medpace Holdings, Inc. (a)	42,600	8,259,288
Mettler-Toledo International, Inc. (a)	37,649	53,977,748
Miromatrix Medical, Inc. (a)(b)	30,469	80,743
Nanostring Technologies, Inc. (a)	76,221	743,917
Nautilus Biotechnology, Inc. (a)	76,085	161,300
OmniAb, Inc. (a)	198,255	826,723
Pacific Biosciences of California, Inc. (a)(b)	381,810	3,466,835
PerkinElmer, Inc.	213,722	26,623,350
Personalis, Inc. (a)(b)	70,142	211,127
Quanterix Corp. (a)	60,812	668,932
Quantum-Si, Inc. (a)	146,687	266,970
Rapid Micro Biosystems, Inc. (a)	8,506	9,101
Science 37 Holdings, Inc. (a)	109,685	36,196
Seer, Inc. (a)	58,297	238,435
Singular Genomics Systems, Inc. (a)	78,330	168,410
SomaLogic, Inc. Class A (a)	259,192	658,348
Sotera Health Co. (a)	168,360	2,809,928
Standard BioTools, Inc. (a)	112,984	205,631
Syneos Health, Inc. (a)	174,769	7,029,209
Telesis Bio, Inc. (a)(b)	11,274	20,068
Thermo Fisher Scientific, Inc.	662,785	359,070,402
Waters Corp. (a)	100,348	31,197,190
West Pharmaceutical Services, Inc.	125,319	39,729,883
		1,120,430,855
Pharmaceuticals - 3.7%
9 Meters Biopharma, Inc. (a)(b)	17,426	29,624
AcelRx Pharmaceuticals, Inc. (a)(b)	8,051	11,432
Acer Therapeutics, Inc. (a)(b)	6,588	13,374
Aclaris Therapeutics, Inc. (a)	86,199	1,074,040
Adamis Pharmaceuticals Corp. (a)(b)	200,206	45,006
Adial Pharmaceuticals, Inc. (a)	12,772	5,620
Agile Therapeutics, Inc. (a)(b)	2,144	514
Alimera Sciences, Inc. (a)(b)	13,038	26,858
Amneal Pharmaceuticals, Inc. (a)	186,979	385,177
Amphastar Pharmaceuticals, Inc. (a)	63,471	2,022,186
Amylyx Pharmaceuticals, Inc. (a)	66,157	2,303,587
AN2 Therapeutics, Inc. (b)	8,413	94,899
Angion Biomedica Corp. (a)	6,656	4,260
ANI Pharmaceuticals, Inc. (a)	21,042	880,397
Aquestive Therapeutics, Inc. (a)(b)	78,342	61,303
Arvinas Holding Co. LLC (a)	83,251	2,551,643
Assertio Holdings, Inc. (a)(b)	79,725	440,879
Atea Pharmaceuticals, Inc. (a)	129,142	457,163
Athira Pharma, Inc. (a)	48,208	148,481
Avenue Therapeutics, Inc. (a)	411	452
Axsome Therapeutics, Inc. (a)(b)	58,824	4,011,209
Aytu BioScience, Inc. (a)(b)	1,589	4,290
Baudax Bio, Inc. (a)(b)	54	119
Biofrontera, Inc. (a)(b)	8,427	6,239
Bright Green Corp. (a)(b)	105,981	93,528
Bristol-Myers Squibb Co.	3,595,228	247,926,923
Cara Therapeutics, Inc. (a)	81,848	831,576
Cassava Sciences, Inc. (a)(b)	63,159	1,560,027
Catalent, Inc. (a)	303,364	20,695,492
Citius Pharmaceuticals, Inc. (a)(b)	224,231	257,866
Clearside Biomedical, Inc. (a)	75,812	94,007
Clever Leaves Holdings, Inc. (a)	37,601	15,537
Cocrystal Pharma, Inc. (a)(b)	8,526	16,540
Cognition Therapeutics, Inc. (a)	21,968	35,368
Collegium Pharmaceutical, Inc. (a)	55,936	1,483,982
Corcept Therapeutics, Inc. (a)	161,711	3,368,440
CorMedix, Inc. (a)(b)	59,573	241,271
Cumberland Pharmaceuticals, Inc. (a)	5,048	11,509
CymaBay Therapeutics, Inc. (a)	140,868	1,126,944
Dare Bioscience, Inc. (a)	186,895	194,371
DICE Therapeutics, Inc. (a)	57,372	1,711,980
Durect Corp. (a)	37,258	188,525
Edgewise Therapeutics, Inc. (a)	69,169	662,639
Elanco Animal Health, Inc. (a)	750,596	8,609,336
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,333,327	414,958,029
Eloxx Pharmaceuticals, Inc. (a)(b)	2,779	8,921
Enliven Therapeutics, Inc. (a)(b)	7,719	166,267
Enliven Therapeutics, Inc. rights (a)(c)	30,877	9,649
Enveric Biosciences, Inc. (a)(b)	463	977
Esperion Therapeutics, Inc. (a)(b)	107,452	664,053
Eton Pharmaceuticals, Inc. (a)(b)	30,410	113,429
Evoke Pharma, Inc. (a)	494	1,413
Evolus, Inc. (a)	66,179	600,244
Eyenovia, Inc. (a)(b)	58,613	170,564
Eyepoint Pharmaceuticals, Inc. (a)(b)	42,504	141,963
Fulcrum Therapeutics, Inc. (a)	77,763	469,689
Graybug Vision, Inc. (a)(b)	6,561	3,609
Harmony Biosciences Holdings, Inc. (a)	49,426	2,176,227
Harrow Health, Inc. (a)	45,670	818,406
Hepion Pharmaceuticals, Inc. (a)(b)	105,370	92,041
Ikena Oncology, Inc. (a)	44,381	177,968
Innoviva, Inc. (a)	104,480	1,261,074
Intra-Cellular Therapies, Inc. (a)	151,315	7,418,974
Jaguar Health, Inc. (a)(b)	854	1,640
Jazz Pharmaceuticals PLC (a)	106,376	14,935,190
Johnson & Johnson	4,419,470	677,327,972
Kala Pharmaceuticals, Inc. (a)	1,543	15,631
Landos Biopharma, Inc. (a)(b)	9,145	3,385
Lannett Co., Inc. (a)(b)	13,527	28,677
Ligand Pharmaceuticals, Inc. Class B (a)	27,397	1,976,420
Lipocine, Inc. (a)	129,114	58,269
Liquidia Corp. (a)	77,898	589,688
Longboard Pharmaceuticals, Inc. (a)	22,780	118,456
Lyra Therapeutics, Inc. (a)	31,462	74,880
Mallinckrodt PLC (a)	42,240	392,410
Marinus Pharmaceuticals, Inc. (a)(b)	76,786	529,823
Merck & Co., Inc.	4,286,174	455,363,126
Mind Medicine (MindMed), Inc. (a)(b)	58,384	217,188
MyMD Pharmaceuticals, Inc. (a)(b)	46,364	88,555
Nektar Therapeutics (a)	332,669	459,083
NGM Biopharmaceuticals, Inc. (a)	58,005	274,944
NovaBay Pharmaceuticals, Inc. (a)(b)	129	297
Novan, Inc. (a)(b)	20,460	29,053
NRX Pharmaceuticals, Inc. (a)	44,573	45,464
Nutriband, Inc. (a)	6,344	25,313
Nuvation Bio, Inc. (a)	238,724	463,125
Ocular Therapeutix, Inc. (a)	133,303	805,150
Ocuphire Pharma, Inc. (a)	23,026	79,440
Ocuphire Pharma, Inc. rights (a)(c)	621	0
Omeros Corp. (a)(b)	102,323	385,758
Onconova Therapeutics, Inc. (a)	23,169	18,790
Opiant Pharmaceuticals, Inc. (a)	7,158	148,672
OptiNose, Inc. (a)(b)	99,846	179,723
Organon & Co.	427,377	10,466,463
Pacira Biosciences, Inc. (a)	80,478	3,425,948
Palisade Bio, Inc. rights (a)(b)(c)	289	0
Paratek Pharmaceuticals, Inc. (a)(b)	77,984	136,472
Perrigo Co. PLC	227,732	8,583,219
Petros Pharmaceuticals, Inc. (a)(b)	110	228
Pfizer, Inc.	9,489,415	384,985,567
Phathom Pharmaceuticals, Inc. (a)(b)	37,249	318,851
Phibro Animal Health Corp. Class A	34,319	539,151
Pliant Therapeutics, Inc. (a)	71,199	2,268,400
PLx Pharma PLC (a)(b)	35,408	6,019
Prestige Brands Holdings, Inc. (a)	85,532	5,153,303
Processa Pharmaceuticals, Inc. (a)	8,812	5,903
ProPhase Labs, Inc. (b)	21,313	155,798
Provention Bio, Inc. (a)(b)	134,975	1,120,293
Pulmatrix, Inc. (a)	4,453	15,318
Rain Oncology, Inc. (a)(b)	16,524	147,890
Rani Therapeutics Holdings, Inc. (a)(b)	13,242	83,425
Reata Pharmaceuticals, Inc. (a)(b)	46,503	1,449,499
Relmada Therapeutics, Inc. (a)	43,769	157,568
Revance Therapeutics, Inc. (a)	139,321	4,834,439
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	24,503	114,919
Royalty Pharma PLC	626,453	22,458,340
RVL Pharmaceuticals PLC (a)(b)	63,268	73,391
Satsuma Pharmaceuticals, Inc. (a)	37,071	34,865
Scilex Holding Co.	119,846	984,835
scPharmaceuticals, Inc. (a)(b)	12,249	91,868
SCYNEXIS, Inc. (a)(b)	42,296	63,021
Seelos Therapeutics, Inc. (a)(b)	197,130	155,733
Seelos Therapeutics, Inc. rights (a)(b)(c)	1,387	0
SIGA Technologies, Inc. (b)	65,193	446,572
Supernus Pharmaceuticals, Inc. (a)	93,967	3,532,220
Tarsus Pharmaceuticals, Inc. (a)	32,198	498,747
Terns Pharmaceuticals, Inc. (a)	32,632	330,562
TFF Pharmaceuticals, Inc. (a)	28,255	22,601
TherapeuticsMD, Inc. (a)(b)	14,835	73,582
Theravance Biopharma, Inc. (a)	97,788	1,056,110
Theseus Pharmaceuticals, Inc. (a)	27,099	251,479
Third Harmonics Bio, Inc. (b)	26,762	113,471
Trevi Therapeutics, Inc. (a)	57,535	137,509
Ventyx Biosciences, Inc. (a)	49,634	2,146,671
Verrica Pharmaceuticals, Inc. (a)	28,012	217,093
Viatris, Inc.	2,042,145	23,280,453
Vyne Therapeutics, Inc. (a)(b)	4,217	14,000
WAVE Life Sciences (a)	108,841	457,132
Xeris Biopharma Holdings, Inc. (a)(b)	242,252	334,308
Xeris Biopharma Holdings, Inc. rights (a)(c)	72,002	1
Zevra Therapeutics, Inc. (a)(b)	51,355	298,373
Zoetis, Inc. Class A	787,523	131,516,341
Zynerba Pharmaceuticals, Inc. (a)	56,274	25,999
		2,500,178,183
TOTAL HEALTH CARE		9,431,512,727
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.7%
AAR Corp. (a)	56,997	3,100,067
Aerojet Rocketdyne Holdings, Inc. (a)	127,866	7,203,970
AeroVironment, Inc. (a)	42,610	3,653,381
AerSale Corp. (a)	25,215	500,770
Air Industries Group, Inc. (a)(b)	1,717	8,103
Archer Aviation, Inc. Class A (a)(b)	224,092	661,071
Astra Space, Inc. Class A (a)(b)	205,493	117,131
Astronics Corp. (a)	44,588	679,521
Axon Enterprise, Inc. (a)	113,837	22,802,689
BWX Technologies, Inc.	153,565	9,384,357
Byrna Technologies, Inc. (a)(b)	36,119	298,704
Cadre Holdings, Inc.	25,518	548,127
Curtiss-Wright Corp.	64,282	11,235,851
Ducommun, Inc. (a)	19,147	1,030,109
General Dynamics Corp.	381,021	86,838,496
HEICO Corp.	72,857	12,062,933
HEICO Corp. Class A	110,356	14,362,833
Hexcel Corp.	141,799	10,344,237
Howmet Aerospace, Inc.	622,185	26,243,763
Huntington Ingalls Industries, Inc.	67,220	14,465,744
Innovative Solutions & Support, Inc. (a)	27,730	216,571
Kaman Corp.	49,040	1,275,040
Kratos Defense & Security Solutions, Inc. (a)	215,840	2,730,376
L3Harris Technologies, Inc.	322,382	68,083,855
Lockheed Martin Corp.	394,419	187,057,155
Maxar Technologies, Inc.	125,800	6,478,700
Mercury Systems, Inc. (a)	98,086	5,133,821
Momentus, Inc. Class A (a)(b)	98,824	81,550
Moog, Inc. Class A	49,726	4,903,978
National Presto Industries, Inc.	8,226	564,550
Northrop Grumman Corp.	244,797	113,612,736
Park Aerospace Corp.	27,998	459,727
Parsons Corp. (a)	56,095	2,525,958
Raytheon Technologies Corp.	2,485,910	243,842,912
Redwire Corp. (a)(b)	24,954	96,822
Rocket Lab U.S.A., Inc. Class A (a)(b)	357,898	1,610,541
SIFCO Industries, Inc. (a)	3,677	12,502
Spirit AeroSystems Holdings, Inc. Class A	177,106	6,053,483
Terran Orbital Corp. Class A (a)	98,504	262,021
Textron, Inc.	352,208	25,545,646
The Boeing Co. (a)	947,045	190,876,920
TransDigm Group, Inc.	87,084	64,779,175
Triumph Group, Inc. (a)	114,218	1,441,431
V2X, Inc. (a)	17,920	830,950
Virgin Galactic Holdings, Inc. (a)(b)	410,296	2,355,099
VirTra, Inc. (a)	10,373	45,641
Woodward, Inc.	102,507	10,148,193
		1,166,567,210
Air Freight & Logistics - 0.6%
Air T, Inc. (a)	2,344	52,154
Air Transport Services Group, Inc. (a)	98,400	2,059,512
Atlas Air Worldwide Holdings, Inc. (a)	42,711	4,305,696
C.H. Robinson Worldwide, Inc.	198,298	19,821,868
Expeditors International of Washington, Inc.	267,614	27,981,720
FedEx Corp.	404,452	82,192,735
Forward Air Corp.	45,062	4,650,849
GXO Logistics, Inc. (a)	201,209	9,973,930
Hub Group, Inc. Class A (a)	55,705	5,109,820
Radiant Logistics, Inc. (a)	65,808	373,789
United Parcel Service, Inc. Class B	1,234,290	225,245,582
		381,767,655
Airlines - 0.2%
Alaska Air Group, Inc. (a)	217,918	10,423,018
Allegiant Travel Co. (a)	27,369	2,806,691
American Airlines Group, Inc. (a)	1,091,573	17,443,337
Blade Air Mobility, Inc. (a)(b)	82,254	382,481
Delta Air Lines, Inc. (a)	1,079,694	41,395,468
Frontier Group Holdings, Inc. (a)	61,663	725,157
Hawaiian Holdings, Inc. (a)	88,296	988,915
JetBlue Airways Corp. (a)	538,420	4,468,886
Joby Aviation, Inc. (a)(b)	491,355	2,309,369
Mesa Air Group, Inc. (a)	68,627	207,940
SkyWest, Inc. (a)	87,662	1,671,714
Southwest Airlines Co.	1,000,712	33,603,909
Spirit Airlines, Inc.	182,110	3,336,255
Sun Country Airlines Holdings, Inc. (a)	57,252	1,147,903
United Airlines Holdings, Inc. (a)	551,670	28,664,773
Wheels Up Experience, Inc. Class A (a)	304,396	337,880
		149,913,696
Building Products - 0.7%
A.O. Smith Corp.	214,445	14,074,025
AAON, Inc.	71,605	6,513,191
Advanced Drain Systems, Inc.	107,167	9,508,928
Allegion PLC	147,829	16,661,807
Alpha PRO Tech Ltd. (a)(b)	16,469	69,334
American Woodmark Corp. (a)	29,395	1,498,557
Apogee Enterprises, Inc.	36,336	1,662,735
Armstrong World Industries, Inc.	77,917	6,143,755
AZZ, Inc.	41,474	1,685,918
Builders FirstSource, Inc. (a)	248,488	21,066,813
Carlisle Companies, Inc.	87,165	22,507,746
Carrier Global Corp.	1,415,329	63,732,265
CSW Industrials, Inc.	26,257	3,716,941
Fortune Brands Home & Security, Inc.	216,822	13,432,123
Gibraltar Industries, Inc. (a)	54,389	2,904,916
Griffon Corp.	79,668	2,905,492
Hayward Holdings, Inc. (a)(b)	169,178	2,082,581
Insteel Industries, Inc.	33,317	991,181
Janus International Group, Inc. (a)	130,593	1,356,861
Jeld-Wen Holding, Inc. (a)	151,616	1,993,750
Johnson Controls International PLC	1,163,447	72,971,396
Lennox International, Inc.	54,589	13,910,915
Masco Corp.	381,615	20,008,074
Masonite International Corp. (a)	37,611	3,339,857
MasterBrand, Inc. (a)	215,922	2,103,080
Molekule Group, Inc. (a)(b)	16,065	36,307
Owens Corning	157,287	15,381,096
PGT Innovations, Inc. (a)	103,559	2,190,273
Quanex Building Products Corp.	54,142	1,404,985
Resideo Technologies, Inc. (a)	244,309	4,480,627
Simpson Manufacturing Co. Ltd.	72,110	7,777,785
Tecnoglass, Inc.	34,853	1,279,454
The AZEK Co., Inc. (a)(b)	186,330	4,488,690
Trane Technologies PLC	389,076	71,967,388
Trex Co., Inc. (a)	186,799	9,551,033
UFP Industries, Inc.	104,156	8,908,463
View, Inc. Class A (a)	119,339	75,780
Zurn Elkay Water Solutions Cor	249,738	5,743,974
		440,128,096
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	113,062	5,473,331
ACCO Brands Corp.	163,699	928,173
Acme United Corp.	9,376	228,962
ACV Auctions, Inc. Class A (a)	201,658	2,468,294
Aqua Metals, Inc. (a)(b)	89,321	105,399
ARC Document Solutions, Inc.	47,602	158,991
Aris Water Solution, Inc. Class A (b)	42,902	607,492
Aurora Innovation, Inc. (a)	601,442	938,250
Brady Corp. Class A	79,599	4,390,681
BrightView Holdings, Inc. (a)	67,146	424,363
Casella Waste Systems, Inc. Class A (a)	86,033	6,695,088
CECO Environmental Corp. (a)	48,247	754,101
Charah Solutions, Inc. (a)(b)	3,761	21,250
Cimpress PLC (a)	33,733	1,184,703
Cintas Corp.	145,835	63,944,272
Clean Harbors, Inc. (a)	85,000	11,225,950
Copart, Inc. (a)	723,309	50,964,352
CoreCivic, Inc. (a)	195,332	1,896,674
Deluxe Corp.	71,451	1,317,556
Driven Brands Holdings, Inc. (a)	93,610	2,618,740
DSS, Inc. (a)	33,676	7,577
Ennis, Inc.	45,280	984,840
Fuel Tech, Inc. (a)	36,624	49,076
Harsco Corp. (a)	142,514	1,205,668
Healthcare Services Group, Inc.	124,317	1,649,687
Heritage-Crystal Clean, Inc. (a)	27,312	982,686
HNI Corp.	72,559	2,267,469
IAA, Inc. (a)	225,870	9,240,342
Interface, Inc.	99,933	881,409
KAR Auction Services, Inc. (a)	193,398	2,763,657
Kimball International, Inc. Class B	60,393	417,316
Knightscope, Inc. Class A (a)(b)	43,579	47,937
Liquidity Services, Inc. (a)	47,418	600,312
Matthews International Corp. Class A	51,046	1,947,915
Millerknoll, Inc.	131,049	3,128,140
Montrose Environmental Group, Inc. (a)(b)	46,071	2,243,197
MSA Safety, Inc.	62,103	8,343,538
NL Industries, Inc.	10,778	78,356
Odyssey Marine Exploration, Inc. (a)(b)	13,660	43,302
Performant Financial Corp. (a)	98,988	322,701
Perma-Fix Environmental Services, Inc. (a)	26,105	182,213
Pitney Bowes, Inc.	271,890	1,180,003
Quad/Graphics, Inc. (a)	51,262	250,671
Quest Resource Holding Corp. (a)	24,111	162,990
Republic Services, Inc.	347,661	44,823,933
Rollins, Inc.	392,508	13,816,282
Shapeways Holdings, Inc. (a)	16,765	7,930
SP Plus Corp. (a)	36,498	1,241,662
Steelcase, Inc. Class A	155,367	1,222,738
Stericycle, Inc. (a)	157,100	7,490,528
Team, Inc. (a)(b)	5,004	36,579
Tetra Tech, Inc.	89,005	12,183,894
The Brink's Co.	79,510	5,188,028
The GEO Group, Inc. (a)	209,251	1,833,039
UniFirst Corp.	25,513	5,003,865
Viad Corp. (a)	34,731	892,934
Virco Manufacturing Co. (a)	20,965	94,762
VSE Corp.	17,116	982,630
Waste Management, Inc.	631,369	94,553,821
		384,700,249
Construction & Engineering - 0.3%
AECOM	234,718	20,270,246
Ameresco, Inc. Class A (a)(b)	57,206	2,514,204
API Group Corp. (a)	340,066	7,988,150
Arcosa, Inc.	82,233	4,983,320
Argan, Inc.	24,446	949,972
Bowman Consulting Group Ltd. (a)	15,643	430,808
Comfort Systems U.S.A., Inc.	60,349	8,777,159
Concrete Pumping Holdings, Inc. (a)	49,943	390,055
Construction Partners, Inc. Class A (a)	68,815	1,861,446
Dycom Industries, Inc. (a)	49,966	4,207,637
EMCOR Group, Inc.	80,431	13,449,672
Fluor Corp. (a)	237,858	8,722,253
Granite Construction, Inc.	72,759	3,143,189
Great Lakes Dredge & Dock Corp. (a)	111,001	636,591
IES Holdings, Inc. (a)	18,535	779,582
INNOVATE Corp. (a)(b)	108,565	321,352
iSun, Inc. (a)(b)	5,821	8,033
Limbach Holdings, Inc. (a)	12,920	182,818
MasTec, Inc. (a)	99,829	9,755,290
Matrix Service Co. (a)	45,828	290,091
MDU Resources Group, Inc.	342,793	10,917,957
MYR Group, Inc. (a)	28,918	3,487,800
Northwest Pipe Co. (a)	16,274	626,549
Orbital Infrastructure Group I (a)(b)	98,610	15,718
Orion Group Holdings, Inc. (a)	65,396	181,147
Primoris Services Corp.	88,256	2,427,040
Quanta Services, Inc.	240,921	38,884,649
Safe & Green Holdings Corp. (a)	5,593	5,985
Sterling Construction Co., Inc. (a)	51,687	1,987,882
Tutor Perini Corp. (a)	78,509	636,708
Valmont Industries, Inc.	35,657	11,315,036
Williams Industrial Services G (a)(b)	15,203	15,963
Willscot Mobile Mini Holdings (a)	353,298	18,159,517
		178,323,819
Electrical Equipment - 0.7%
Acuity Brands, Inc.	54,439	10,558,988
Advent Technologies Holdings, Inc. Class A (a)(b)	74,346	130,106
Allied Motion Technologies, Inc.	23,369	1,008,606
American Superconductor Corp. (a)	43,447	232,876
AMETEK, Inc.	389,024	55,070,237
Amprius Technologies, Inc. (a)(b)	22,030	139,450
Array Technologies, Inc. (a)	234,708	4,398,428
Atkore, Inc. (a)	69,951	10,214,245
Ault Alliance, Inc. (a)	519,664	63,191
Babcock & Wilcox Enterprises, Inc. (a)	127,558	827,851
Beam Global (a)(b)	12,935	218,343
Blink Charging Co. (a)(b)	72,252	653,881
Bloom Energy Corp. Class A (a)(b)	303,023	6,572,569
Broadwind, Inc. (a)(b)	37,581	169,866
Capstone Turbine Corp. (a)(b)	19,527	32,415
ChargePoint Holdings, Inc. Class A (a)(b)	444,237	5,046,532
Dragonfly Energy Holdings Corp. (a)(b)	14,016	58,587
Eaton Corp. PLC	672,360	117,615,935
Emerson Electric Co.	999,918	82,703,218
Encore Wire Corp.	30,715	5,928,302
Energous Corp. (a)	167,184	97,635
Energy Focus, Inc. (a)(b)	1,128	546
Energy Vault Holdings, Inc. Class A (a)(b)	124,507	415,853
EnerSys	69,146	6,270,851
Enovix Corp. (a)(b)	188,861	1,741,298
Eos Energy Enterprises, Inc. (a)(b)	96,315	210,930
Espey Manufacturing & Electronics Corp. (a)	1,421	27,951
ESS Tech, Inc. Class A (a)(b)	94,690	172,336
Fluence Energy, Inc. (a)(b)	62,693	1,170,478
Flux Power Holdings, Inc. (a)	13,273	90,389
FTC Solar, Inc. (a)(b)	58,253	178,837
FuelCell Energy, Inc. (a)(b)	696,895	2,327,629
Generac Holdings, Inc. (a)	107,171	12,861,592
GrafTech International Ltd.	331,218	1,871,382
Heliogen, Inc. (a)	185,139	57,393
Hubbell, Inc. Class B	90,450	22,751,793
Ideal Power, Inc. (a)(b)	8,368	98,659
KULR Technology Group, Inc. (a)(b)	109,220	143,078
LSI Industries, Inc.	47,574	690,774
NeoVolta, Inc. (a)	48,745	121,863
NuScale Power Corp. (a)(b)	29,390	304,187
Nuvve Holding Corp. (a)(b)	20,830	21,663
nVent Electric PLC	280,840	12,873,706
Ocean Power Technologies, Inc. (a)(b)	72,330	41,257
Orion Energy Systems, Inc. (a)	45,571	93,421
Pineapple Energy, Inc. (a)	760	1,383
Pineapple Energy, Inc. rights (a)(c)	760	0
Plug Power, Inc. (a)(b)	883,462	13,137,080
Polar Power, Inc. (a)(b)	7,081	11,117
Powell Industries, Inc.	15,265	677,003
Preformed Line Products Co.	4,822	429,954
Regal Rexnord Corp.	112,196	17,686,577
Rockwell Automation, Inc.	194,384	57,329,673
Sensata Technologies, Inc. PLC	258,705	13,085,299
SES AI Corp. Class A (a)(b)	236,857	765,048
Shoals Technologies Group, Inc. (a)	230,721	5,661,893
SKYX Platforms Corp. (b)	66,949	212,898
Stem, Inc. (a)(b)	248,314	2,026,242
SunPower Corp. (a)(b)	143,429	2,154,304
Sunrun, Inc. (a)	358,711	8,623,412
Sunworks, Inc. (a)(b)	69,800	131,922
Thermon Group Holdings, Inc. (a)	56,882	1,504,529
TPI Composites, Inc. (a)	72,173	834,320
Ultralife Corp. (a)	35,865	144,895
Vertiv Holdings Co.	509,532	8,279,895
Vicor Corp. (a)	38,324	1,801,228
Westwater Resources, Inc. (a)	45,895	42,086
		500,819,885
Industrial Conglomerates - 0.7%
3M Co.	936,252	100,871,790
General Electric Co.	1,846,727	156,436,244
Honeywell International, Inc.	1,135,658	217,455,794
		474,763,828
Machinery - 2.1%
3D Systems Corp. (a)	224,826	2,201,047
AGCO Corp.	104,412	14,702,254
AgEagle Aerial Systems, Inc. (a)(b)	92,813	40,374
Agrify Corp. (a)(b)	2,902	1,133
Alamo Group, Inc.	17,591	3,208,422
Albany International Corp. Class A	52,609	5,309,300
Allison Transmission Holdings, Inc.	154,420	7,334,950
Altra Industrial Motion Corp.	109,256	6,722,522
Astec Industries, Inc.	40,141	1,807,549
Atlis Motor Vehicles, Inc. (a)(b)	7,685	6,955
Barnes Group, Inc.	85,914	3,620,416
Berkshire Grey, Inc. Class A (a)(b)	98,518	130,044
Blue Bird Corp. (a)	30,138	612,103
Caterpillar, Inc.	879,779	210,751,059
Chart Industries, Inc. (a)	70,916	9,467,286
CIRCOR International, Inc. (a)	34,985	1,024,011
Columbus McKinnon Corp. (NY Shares)	46,628	1,730,831
Commercial Vehicle Group, Inc. (a)	49,365	389,984
Crane Holdings Co.	79,862	9,565,870
Cummins, Inc.	238,528	57,981,386
Deere & Co.	464,308	194,656,486
Desktop Metal, Inc. (a)(b)	392,815	597,079
Donaldson Co., Inc.	207,027	13,094,458
Douglas Dynamics, Inc.	37,087	1,382,974
Dover Corp.	237,042	35,532,596
Eastern Co.	9,630	202,230
Energy Recovery, Inc. (a)	92,483	2,041,100
Enerpac Tool Group Corp. Class A	99,918	2,690,792
EnPro Industries, Inc.	34,874	3,748,955
ESAB Corp.	87,598	5,137,623
ESCO Technologies, Inc.	44,777	4,172,769
Evoqua Water Technologies Corp. (a)	203,960	9,904,298
Fathom Digital Manufacturing Corp. (a)	11,044	13,142
Federal Signal Corp.	101,454	5,353,728
Flowserve Corp.	223,467	7,752,070
Fortive Corp.	600,067	40,000,466
Franklin Electric Co., Inc.	66,930	6,396,500
FreightCar America, Inc. (a)(b)	13,689	50,239
Gates Industrial Corp. PLC (a)	170,347	2,391,672
Gencor Industries, Inc. (a)	10,152	142,128
Gorman-Rupp Co.	38,288	1,066,704
Graco, Inc.	286,218	19,903,600
Graham Corp. (a)(b)	19,661	282,332
Helios Technologies, Inc.	55,284	3,744,938
Hillenbrand, Inc.	116,444	5,489,170
Hillman Solutions Corp. Class A (a)(b)	202,996	1,804,634
Hurco Companies, Inc.	9,916	290,836
Hydrofarm Holdings Group, Inc. (a)(b)	84,346	161,944
Hyliion Holdings Corp. Class A (a)(b)	213,843	605,176
Hyster-Yale Materials Handling, Inc. Class A	15,771	613,650
Hyzon Motors, Inc. Class A (a)(b)	152,523	198,280
IDEX Corp.	127,663	28,721,622
Illinois Tool Works, Inc.	472,752	110,226,856
Ingersoll Rand, Inc.	686,022	39,837,298
ITT, Inc.	140,630	12,781,861
John Bean Technologies Corp.	53,457	5,927,847
Kadant, Inc.	19,807	4,251,771
Kennametal, Inc.	134,824	3,819,564
L.B. Foster Co. Class A (a)	14,144	177,790
Laser Photonics Corp. (b)	8,288	44,092
Lightning eMotors, Inc. (a)(b)	43,434	29,157
Lincoln Electric Holdings, Inc.	97,496	16,372,503
Lindsay Corp.	18,596	2,798,512
LiqTech International, Inc. (a)(b)	36,587	18,367
Luxfer Holdings PLC sponsored	48,395	801,905
Manitex International, Inc. (a)	15,946	81,644
Manitowoc Co., Inc. (a)	54,859	1,037,384
Markforged Holding Corp. (a)(b)	153,980	204,793
Mayville Engineering Co., Inc. (a)	21,728	352,428
Microvast Holdings, Inc. (a)(b)	314,540	405,757
Middleby Corp. (a)	91,457	14,220,649
Miller Industries, Inc.	19,020	528,946
Mueller Industries, Inc.	96,131	7,110,810
Mueller Water Products, Inc. Class A	257,600	3,572,912
Nikola Corp. (a)(b)	580,035	1,287,678
NN, Inc. (a)(b)	70,310	129,370
Nordson Corp.	91,017	19,990,974
Omega Flex, Inc. (b)	5,326	619,840
Oshkosh Corp.	110,536	9,858,706
Otis Worldwide Corp.	703,473	59,527,885
PACCAR, Inc.	881,410	63,637,802
Park-Ohio Holdings Corp.	15,706	209,047
Parker Hannifin Corp.	217,261	76,443,283
Pentair PLC	278,452	15,576,605
Perma-Pipe International Holdings, Inc. (a)	14,037	142,195
Proterra, Inc. Class A (a)(b)	322,266	1,353,517
Proto Labs, Inc. (a)	47,462	1,492,205
RBC Bearings, Inc. (a)	48,958	11,251,038
REV Group, Inc.	54,109	632,534
Sarcos Technology and Robotics Corp. Class A (a)	136,994	86,306
Shyft Group, Inc. (The)	56,566	1,466,756
Snap-On, Inc.	89,724	22,312,564
SPX Technologies, Inc. (a)	76,804	5,410,074
Standex International Corp.	19,575	2,264,436
Stanley Black & Decker, Inc.	249,456	21,355,928
Symbotic, Inc. (a)	16,372	267,682
Tennant Co.	31,897	2,258,946
Terex Corp.	114,478	6,778,242
The Greenbrier Companies, Inc.	56,558	1,816,077
The L.S. Starrett Co. Class A (a)	13,475	148,225
Timken Co.	112,276	9,593,984
Titan International, Inc. (a)	85,722	1,063,810
Toro Co.	175,206	19,349,751
Trinity Industries, Inc.	138,585	3,867,907
Twin Disc, Inc. (a)	13,536	148,355
Urban-Gro, Inc. (a)(b)	10,932	37,606
Velo3D, Inc. (a)(b)	107,482	340,718
Wabash National Corp.	88,082	2,413,447
Watts Water Technologies, Inc. Class A	46,520	8,151,700
Westinghouse Air Brake Tech Co.	306,357	31,962,226
Xos, Inc. Class A (a)(b)	75,804	58,187
Xylem, Inc.	303,548	31,159,202
		1,393,819,341
Marine - 0.0%
Eagle Bulk Shipping, Inc. (b)	17,210	1,123,297
Genco Shipping & Trading Ltd.	65,075	1,239,679
Kirby Corp. (a)	100,784	7,309,864
Matson, Inc.	63,696	4,236,421
Pangaea Logistics Solutions Ltd.	62,794	416,952
		14,326,213
Professional Services - 0.6%
Alight, Inc. Class A (a)	455,871	4,376,362
ASGN, Inc. (a)	84,072	7,465,594
Atlas Technical Consultants, Inc. (a)	54,889	671,292
Barrett Business Services, Inc.	11,823	1,134,772
BGSF, Inc.	14,883	210,446
BlackSky Technology, Inc. Class A (a)(b)	120,376	229,918
Booz Allen Hamilton Holding Corp. Class A	223,118	21,135,968
CACI International, Inc. Class A (a)	39,894	11,688,942
CBIZ, Inc. (a)	86,061	4,310,795
Clarivate Analytics PLC (a)	737,634	7,472,232
CoStar Group, Inc. (a)	686,185	48,485,832
CRA International, Inc.	12,291	1,529,861
DLH Holdings Corp. (a)	18,283	233,108
Dun & Bradstreet Holdings, Inc.	365,814	4,393,426
Equifax, Inc.	206,480	41,818,394
Exponent, Inc.	85,597	8,807,931
First Advantage Corp. (a)	97,702	1,417,656
FiscalNote Holdings, Inc. Class A (a)	121,332	285,130
Forrester Research, Inc. (a)	18,246	600,111
Franklin Covey Co. (a)	19,917	933,510
FTI Consulting, Inc. (a)	58,690	10,781,940
Gee Group, Inc. (a)(b)	144,333	61,067
Heidrick & Struggles International, Inc.	34,771	1,193,688
Hirequest, Inc.	5,687	129,550
HireRight Holdings Corp. (a)	32,565	358,866
Hudson Global, Inc. (a)	3,194	81,511
Huron Consulting Group, Inc. (a)	34,598	2,428,434
ICF International, Inc.	28,953	2,880,534
Innodata, Inc. (a)	36,421	246,206
Insperity, Inc.	59,793	7,419,713
Jacobs Solutions, Inc.	216,350	25,853,825
KBR, Inc.	232,482	12,812,083
Kelly Services, Inc. Class A (non-vtg.)	59,921	1,002,478
Kforce, Inc.	32,992	2,061,670
Korn Ferry	89,729	5,014,954
LegalZoom.com, Inc. (a)	161,115	1,316,310
Leidos Holdings, Inc.	231,313	22,453,553
Manpower, Inc.	84,914	7,207,500
Mastech Digital, Inc. (a)	3,834	45,471
MISTRAS Group, Inc. (a)	27,338	150,906
NV5 Global, Inc. (a)	21,089	2,218,985
Planet Labs PBC Class A (a)(b)	314,773	1,451,104
RCM Technologies, Inc. (a)(b)	11,207	161,605
Red Violet, Inc. (a)	17,446	355,375
Resources Connection, Inc.	53,775	971,177
Robert Half International, Inc.	183,742	14,813,280
Science Applications International Corp.	93,261	9,945,353
ShiftPixy, Inc. (a)(b)	351	1,794
Skillsoft Corp. (a)	126,123	196,752
Spire Global, Inc. (a)(b)	194,667	200,507
Sterling Check Corp. (a)(b)	39,375	500,850
TransUnion Holding Co., Inc.	325,060	21,268,676
TriNet Group, Inc. (a)	61,042	5,058,551
TrueBlue, Inc. (a)	57,204	1,069,715
Upwork, Inc. (a)	206,146	2,337,696
Verisk Analytics, Inc.	263,828	45,143,609
Willdan Group, Inc. (a)	19,268	347,980
		376,744,548
Road & Rail - 0.9%
ArcBest Corp.	41,370	3,979,794
Avis Budget Group, Inc. (a)	41,760	9,173,002
Bird Global, Inc. Class A (a)	273,684	55,339
Covenant Transport Group, Inc. Class A	14,474	501,524
CSX Corp.	3,551,688	108,290,967
Daseke, Inc. (a)	103,395	842,669
FTAI Infrastructure LLC	165,689	518,607
Heartland Express, Inc.	81,030	1,307,014
Hertz Global Holdings, Inc. (a)	280,789	5,197,404
J.B. Hunt Transport Services, Inc.	139,999	25,310,419
Knight-Swift Transportation Holdings, Inc. Class A	270,600	15,380,904
Landstar System, Inc.	60,617	10,958,947
Marten Transport Ltd.	102,571	2,263,742
Norfolk Southern Corp.	391,200	87,949,584
Old Dominion Freight Lines, Inc.	152,802	51,839,607
P.A.M. Transportation Services, Inc.	10,708	310,532
Patriot Transportation Holding, Inc. (a)	903	7,224
RXO, Inc. (a)	193,489	3,980,069
Ryder System, Inc.	84,549	8,278,193
Saia, Inc. (a)	44,846	12,147,436
Schneider National, Inc. Class B	63,348	1,777,545
TuSimple Holdings, Inc. (a)(b)	227,742	437,265
U-Haul Holding Co. (b)	16,370	1,051,118
U-Haul Holding Co. (non-vtg.)	149,933	8,340,773
U.S. Xpress Enterprises, Inc. (a)	38,464	60,388
Union Pacific Corp.	1,040,072	215,586,124
Universal Logistics Holdings, Inc.	13,605	404,069
Werner Enterprises, Inc.	97,977	4,551,032
XPO, Inc. (a)	194,015	6,472,340
Yellow Corp. (a)(b)	54,966	133,018
		587,106,649
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	173,614	7,514,014
Alta Equipment Group, Inc.	41,687	784,132
Applied Industrial Technologies, Inc.	64,784	9,255,042
Beacon Roofing Supply, Inc. (a)	85,618	5,565,170
BlueLinx Corp. (a)	15,563	1,313,362
Boise Cascade Co.	66,377	4,587,314
Core & Main, Inc. (a)(b)	122,094	2,846,011
Custom Truck One Source, Inc. Class A (a)	107,248	776,476
Distribution Solutions Group I (a)	8,379	372,111
DXP Enterprises, Inc. (a)	30,426	879,616
EVI Industries, Inc. (a)	7,991	161,418
Fastenal Co.	970,470	50,037,433
Ferguson PLC (b)	352,484	50,792,944
FTAI Aviation Ltd.	177,397	4,482,822
GATX Corp.	59,722	6,515,073
Global Industrial Co.	28,032	788,540
GMS, Inc. (a)	71,061	4,314,113
H&E Equipment Services, Inc.	56,469	3,134,030
Herc Holdings, Inc.	42,706	6,132,155
Hudson Technologies, Inc. (a)	64,307	651,430
India Globalization Capital, Inc. (a)	57,861	21,987
Karat Packaging, Inc.	5,763	89,327
McGrath RentCorp.	40,951	4,211,401
Mega Matrix Corp. (a)	12,120	19,150
MRC Global, Inc. (a)	138,850	1,555,120
MSC Industrial Direct Co., Inc. Class A	79,495	6,718,917
NOW, Inc. (a)	186,267	2,393,531
Rush Enterprises, Inc.:
Class A	84,056	4,764,294
Class B	1,366	81,933
SiteOne Landscape Supply, Inc. (a)(b)	76,339	11,324,127
Titan Machinery, Inc. (a)	32,741	1,499,210
Transcat, Inc. (a)	13,138	1,182,289
Triton International Ltd.	98,027	6,757,981
United Rentals, Inc.	116,723	54,688,227
Univar Solutions, Inc. (a)	275,711	9,580,957
Veritiv Corp.	23,272	3,524,312
W.W. Grainger, Inc.	75,967	50,778,622
Watsco, Inc. (b)	56,042	17,076,558
WESCO International, Inc.	75,583	12,515,033
Willis Lease Finance Corp. (a)	5,069	293,647
		349,979,829
TOTAL INDUSTRIALS		6,398,961,018
INFORMATION TECHNOLOGY - 25.9%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	117,596	2,052,050
Airspan Networks Holdings, Inc. (a)(b)	38,468	48,470
Applied Optoelectronics, Inc. (a)(b)	46,759	131,393
Arista Networks, Inc. (a)	419,024	58,118,629
Aviat Networks, Inc. (a)	17,621	626,074
BK Technologies Corp.	6,655	23,159
CalAmp Corp. (a)	55,099	235,273
Calix, Inc. (a)	95,410	4,880,222
Cambium Networks Corp. (a)	19,057	382,474
Casa Systems, Inc. (a)(b)	51,702	187,161
Ciena Corp. (a)	251,666	12,135,335
Cisco Systems, Inc.	6,940,989	336,082,687
Clearfield, Inc. (a)	19,689	1,234,303
ClearOne, Inc. (a)	23,778	37,569
CommScope Holding Co., Inc. (a)	348,137	2,520,512
COMSovereign Holding Corp. (a)(b)	749	2,689
Comtech Telecommunications Corp.	51,353	821,134
Digi International, Inc. (a)	59,785	1,995,025
DZS, Inc. (a)(b)	29,592	313,675
EMCORE Corp. (a)	52,233	74,954
Extreme Networks, Inc. (a)	219,883	4,116,210
F5, Inc. (a)	101,021	14,443,983
Franklin Wireless Corp. (a)	2,616	12,871
Genasys, Inc. (a)	69,050	253,414
Harmonic, Inc. (a)	179,282	2,364,730
Infinera Corp. (a)(b)	319,363	2,257,896
Inseego Corp. (a)(b)	125,101	112,028
Juniper Networks, Inc.	547,041	16,837,922
KVH Industries, Inc. (a)	21,024	208,138
Lantronix, Inc. (a)	49,310	253,947
Lumentum Holdings, Inc. (a)	115,980	6,240,884
Motorola Solutions, Inc.	282,618	74,274,837
NETGEAR, Inc. (a)	49,273	891,841
NetScout Systems, Inc. (a)	116,474	3,312,521
Network-1 Security Solutions, Inc. (b)	15,146	33,624
Ondas Holdings, Inc. (a)(b)	57,259	107,647
Optical Cable Corp. (a)	398	1,719
PCTEL, Inc.	20,765	93,027
Ribbon Communications, Inc. (a)	159,339	710,652
Tessco Technologies, Inc. (a)	10,550	50,640
Ubiquiti, Inc.	7,248	1,944,638
ViaSat, Inc. (a)	129,744	4,120,669
Viavi Solutions, Inc. (a)	388,379	4,248,866
Vislink Technologies, Inc. (a)(b)	65,360	32,785
		558,828,277
Electronic Equipment & Components - 0.9%
908 Devices, Inc. (a)(b)	36,724	330,516
Advanced Energy Industries, Inc.	64,018	5,958,795
Aeva Technologies, Inc. (a)	163,649	292,932
AEye, Inc. Class A (a)	192,732	113,847
Airgain, Inc. (a)	15,261	116,136
Akoustis Technologies, Inc. (a)	103,438	386,858
Alpine 4 Holdings, Inc. (a)(b)	281,186	158,870
Amphenol Corp. Class A	1,004,760	77,888,995
Arlo Technologies, Inc. (a)	153,156	581,993
Arrow Electronics, Inc. (a)	103,679	12,233,085
Astrotech Corp. (a)(b)	7,758	96,975
Avnet, Inc.	155,724	6,962,420
Badger Meter, Inc.	48,777	5,932,259
Bel Fuse, Inc. Class B (non-vtg.)	20,685	734,731
Belden, Inc.	73,245	6,180,413
Benchmark Electronics, Inc.	58,759	1,397,877
CDW Corp.	228,334	46,219,368
Cepton, Inc. (a)	52,479	54,578
ClearSign Combustion Corp. (a)(b)	41,576	33,548
Climb Global Solutions, Inc.	4,905	193,600
Coda Octopus Group, Inc. (a)(b)	5,872	40,223
Cognex Corp.	293,950	13,939,109
Coherent Corp. (a)	234,844	10,128,822
Corning, Inc.	1,286,095	43,662,925
CPS Technologies Corp. (a)	12,397	38,059
CTS Corp.	54,664	2,367,498
Daktronics, Inc. (a)	71,423	289,977
Digital Ally, Inc. (a)(b)	3,677	17,686
eMagin Corp. (a)(b)	90,283	96,603
ePlus, Inc. (a)	44,608	2,416,415
Evolv Technologies Holdings, Inc. (a)	121,836	335,049
Fabrinet (a)	61,732	7,523,279
FARO Technologies, Inc. (a)	32,882	894,390
Focus Universal, Inc. (a)(b)	30,414	153,591
Frequency Electronics, Inc.	1,929	12,191
Identiv, Inc. (a)	35,097	246,381
Insight Enterprises, Inc. (a)	51,755	6,931,030
IPG Photonics Corp. (a)	54,504	6,717,073
Iteris, Inc. (a)	71,414	345,644
Itron, Inc. (a)	76,986	4,293,509
Jabil, Inc.	225,918	18,757,972
KEY Tronic Corp. (a)	6,355	43,468
Keysight Technologies, Inc. (a)	301,670	48,255,133
Kimball Electronics, Inc. (a)	42,796	1,070,328
Knowles Corp. (a)	151,215	2,567,631
LGL Group, Inc. (a)	914	4,232
LightPath Technologies, Inc. Class A (a)	29,403	51,455
Lightwave Logic, Inc. (a)(b)	184,954	1,091,229
Littelfuse, Inc.	41,752	10,802,495
Luna Innovations, Inc. (a)	56,347	565,724
M-Tron Industries, Inc. (a)	457	4,748
Methode Electronics, Inc. Class A	62,108	3,026,523
MicroVision, Inc. (a)(b)	275,294	704,753
Mirion Technologies, Inc. Class A (a)(b)	204,744	1,859,076
Napco Security Technologies, Inc. (a)	49,107	1,551,781
National Instruments Corp.	222,575	11,242,263
Neonode, Inc. (a)	16,275	130,200
nLIGHT, Inc. (a)	71,401	806,831
Novanta, Inc. (a)	60,971	9,566,960
OSI Systems, Inc. (a)	26,014	2,407,596
Ouster, Inc. (a)	443,901	532,681
Par Technology Corp. (a)(b)	46,117	1,574,896
PC Connection, Inc.	19,804	867,415
Plexus Corp. (a)	46,706	4,478,638
Powerfleet, Inc. (a)	51,313	142,650
Red Cat Holdings, Inc. (a)(b)	36,475	47,782
Research Frontiers, Inc. (a)(b)	31,238	58,727
RF Industries Ltd. (a)	7,617	37,704
Richardson Electronics Ltd.	19,323	405,397
Rogers Corp. (a)	31,999	4,710,253
Sanmina Corp. (a)	97,220	5,877,921
ScanSource, Inc. (a)	44,394	1,384,205
Sigmatron International, Inc. (a)(b)	7,949	31,160
Smartrent, Inc. (a)(b)	208,150	539,109
Sobr Safe, Inc. (a)(b)	17,367	29,003
Sono-Tek Corp. (a)(b)	20,858	111,069
TD SYNNEX Corp.	72,050	6,954,266
TE Connectivity Ltd.	538,491	68,560,674
Teledyne Technologies, Inc. (a)	79,077	34,008,645
Tingo Group, Inc. (a)(b)	182,309	165,537
Trimble, Inc. (a)	418,396	21,781,696
TTM Technologies, Inc. (a)	174,433	2,318,215
Vishay Intertechnology, Inc.	218,305	4,634,615
Vishay Precision Group, Inc. (a)	20,987	915,033
Vontier Corp.	267,667	7,004,845
Wireless Telecom Group, Inc. (a)	7,898	14,848
Wrap Technologies, Inc. (a)(b)	42,925	98,728
Zebra Technologies Corp. Class A (a)	87,304	26,213,026
		574,326,386
IT Services - 4.3%
Accenture PLC Class A	1,065,083	282,832,791
Affirm Holdings, Inc. (a)(b)	355,829	4,846,391
AgileThought, Inc. Class A (a)	52,890	227,427
Akamai Technologies, Inc. (a)	265,979	19,310,075
AppTech Payments Corp. (a)	18,896	34,958
Automatic Data Processing, Inc.	701,269	154,152,952
AvidXchange Holdings, Inc. (a)	220,243	2,191,418
Backblaze, Inc. Class A (a)	23,297	130,463
BigCommerce Holdings, Inc. (a)	101,818	969,307
Block, Inc. Class A (a)	908,934	69,742,506
BM Technologies, Inc. (a)(b)	21,878	72,854
Brightcove, Inc. (a)	67,314	361,476
Broadridge Financial Solutions, Inc.	199,116	28,031,550
Cantaloupe, Inc. (a)	103,731	597,491
Cass Information Systems, Inc.	20,495	990,933
Cerberus Cyber Sentinel Corp. (a)	67,013	38,204
Cloudflare, Inc. (a)	480,901	28,858,869
Cognizant Technology Solutions Corp. Class A	869,509	54,457,349
Computer Task Group, Inc. (a)	14,035	104,140
Concentrix Corp.	71,692	9,810,333
Conduent, Inc. (a)	280,791	1,117,548
Crexendo, Inc.	4,063	8,126
CSG Systems International, Inc.	54,734	3,076,051
CSP, Inc.	2,607	29,472
Cyxtera Technologies, Inc. Class A (a)	95,630	214,211
DecisionPoint Systems, Inc. (a)	6,942	52,898
Digitalocean Holdings, Inc. (a)(b)	106,778	3,414,760
DXC Technology Co. (a)	387,533	10,750,165
Edgio, Inc. (a)	224,073	275,610
EPAM Systems, Inc. (a)	97,042	29,854,971
Euronet Worldwide, Inc. (a)	79,993	8,707,238
EVERTEC, Inc.	111,254	4,095,260
EVO Payments, Inc. Class A (a)	79,324	2,685,117
Exela Technologies, Inc. (a)	114,199	5,710
ExlService Holdings, Inc. (a)	55,987	9,210,421
Fastly, Inc. Class A (a)	185,695	2,579,304
Fidelity National Information Services, Inc.	1,002,013	63,497,564
Fiserv, Inc. (a)	1,073,094	123,502,388
FleetCor Technologies, Inc. (a)	124,587	26,760,042
Flywire Corp. (a)	107,084	2,648,187
Gartner, Inc. (a)	133,345	43,711,824
Genpact Ltd.	284,771	13,592,120
Global Payments, Inc.	457,199	51,297,728
GoDaddy, Inc. (a)	260,983	19,759,023
Grid Dynamics Holdings, Inc. (a)	90,154	1,050,294
Hackett Group, Inc.	43,271	806,571
i3 Verticals, Inc. Class A (a)	41,003	1,009,084
IBM Corp.	1,528,062	197,578,417
Information Services Group, Inc.	51,969	273,877
Inpixon (a)(b)	1,194	1,421
International Money Express, Inc. (a)	59,138	1,510,976
Jack Henry & Associates, Inc.	123,375	20,263,110
Kyndryl Holdings, Inc. (a)	347,121	5,446,328
Marqeta, Inc. Class A (a)	772,563	4,480,865
MasterCard, Inc. Class A	1,434,620	509,706,140
Maximus, Inc.	102,837	8,440,861
MoneyGram International, Inc. (a)	157,879	1,712,987
MongoDB, Inc. Class A (a)	116,037	24,312,072
Okta, Inc. (a)	255,642	18,224,718
OMNIQ Corp. (a)(b)	2,813	14,093
Paychex, Inc.	542,668	59,910,547
Paymentus Holdings, Inc. (a)(b)	27,935	250,018
Payoneer Global, Inc. (a)	340,957	1,977,551
PayPal Holdings, Inc. (a)	1,927,363	141,853,917
Paysign, Inc. (a)	43,478	168,695
Perficient, Inc. (a)	58,404	4,135,003
PFSweb, Inc. (a)	26,610	171,368
Priority Technology Holdings, Inc. (a)	16,070	62,994
Rackspace Technology, Inc. (a)(b)	101,318	238,097
Remitly Global, Inc. (a)	164,041	2,399,920
Repay Holdings Corp. (a)	132,743	1,125,661
Ryvyl, Inc. (a)(b)	53,497	26,749
Sabre Corp. (a)(b)	556,535	2,816,067
Shift4 Payments, Inc. (a)	89,504	5,773,008
Snowflake, Inc. (a)	481,296	74,302,476
Squarespace, Inc. Class A (a)	69,429	1,625,333
SS&C Technologies Holdings, Inc.	370,325	21,738,078
StarTek, Inc. (a)	9,620	36,845
TaskUs, Inc. (a)	45,878	789,331
The Glimpse Group, Inc. (a)(b)	15,898	65,182
The Western Union Co.	647,410	8,390,434
Thoughtworks Holding, Inc. (a)	109,010	802,314
Toast, Inc. (a)	527,096	9,972,656
Ttec Holdings, Inc.	33,238	1,338,162
Tucows, Inc. (a)(b)	17,083	394,959
Twilio, Inc. Class A (a)	294,184	19,772,107
Unisys Corp. (a)	110,846	552,013
Usio, Inc. (a)	20,216	37,602
VeriSign, Inc. (a)	155,768	30,659,815
Verra Mobility Corp. (a)	242,933	4,185,736
Visa, Inc. Class A	2,763,359	607,773,178
WaveDancer, Inc. (a)(b)	11,443	8,582
WEX, Inc. (a)	73,998	14,267,554
WidePoint Corp. (a)	10,560	21,490
		2,891,082,481
Semiconductors & Semiconductor Equipment - 5.4%
ACM Research, Inc.	68,976	715,971
Advanced Micro Devices, Inc. (a)	2,725,742	214,188,806
AEHR Test Systems (a)	41,084	1,370,151
Allegro MicroSystems LLC (a)	108,029	4,718,707
Alpha & Omega Semiconductor Ltd. (a)	37,894	1,012,149
Ambarella, Inc. (a)	61,126	5,764,793
Amkor Technology, Inc.	168,326	4,336,078
Amtech Systems, Inc. (a)	21,399	205,002
Analog Devices, Inc.	869,405	159,509,735
Applied Materials, Inc.	1,454,147	168,899,174
Atomera, Inc. (a)(b)	43,547	288,717
Axcelis Technologies, Inc. (a)	55,990	7,196,955
AXT, Inc. (a)	69,951	305,686
Broadcom, Inc.	684,489	406,784,968
CEVA, Inc. (a)	39,602	1,249,839
Cirrus Logic, Inc. (a)	93,891	9,647,300
Cohu, Inc. (a)	82,545	3,070,674
Credo Technology Group Holding Ltd. (a)(b)	155,166	1,646,311
CVD Equipment Corp. (a)(b)	17,135	201,165
Diodes, Inc. (a)	77,788	7,132,382
Enphase Energy, Inc. (a)	229,654	48,349,057
Entegris, Inc.	252,113	21,487,591
Everspin Technologies, Inc. (a)	20,884	144,100
First Solar, Inc. (a)	167,651	28,356,490
FormFactor, Inc. (a)	131,882	3,969,648
GSI Technology, Inc. (a)	19,727	32,155
Ichor Holdings Ltd. (a)	47,923	1,579,063
Impinj, Inc. (a)	35,666	4,730,025
indie Semiconductor, Inc. (a)(b)	107,330	1,122,672
Intel Corp.	6,976,742	173,930,178
Intest Corp. (a)	15,245	226,846
KLA Corp.	239,281	90,778,426
Kopin Corp. (a)	136,418	156,881
Kulicke & Soffa Industries, Inc. (b)	98,153	5,231,555
Lam Research Corp.	230,519	112,034,539
Lattice Semiconductor Corp. (a)	230,846	19,612,676
MACOM Technology Solutions Holdings, Inc. (a)	87,027	5,964,831
Marvell Technology, Inc.	1,441,110	65,066,117
MaxLinear, Inc. Class A (a)	124,081	4,244,811
Meta Materials, Inc. (a)(b)	552,168	353,388
Microchip Technology, Inc.	930,062	75,362,924
Micron Technology, Inc.	1,837,724	106,257,202
MKS Instruments, Inc.	96,486	9,352,388
Monolithic Power Systems, Inc.	75,182	36,409,891
Navitas Semiconductor Corp. (a)(b)	131,697	854,714
NVE Corp.	8,223	624,784
NVIDIA Corp.	4,209,046	977,172,119
NXP Semiconductors NV	438,285	78,225,107
onsemi (a)	730,850	56,575,099
Onto Innovation, Inc. (a)	83,793	6,910,409
PDF Solutions, Inc. (a)	48,536	1,817,188
Peraso, Inc. (a)	10,535	8,217
Photronics, Inc. (a)	106,745	1,880,847
Pixelworks, Inc. (a)	76,064	121,702
Power Integrations, Inc.	96,155	7,908,749
Qorvo, Inc. (a)	171,924	17,345,412
Qualcomm, Inc.	1,894,999	234,089,226
QuickLogic Corp. (a)(b)	18,425	104,838
Rambus, Inc. (a)	185,112	8,187,504
Rigetti Computing, Inc. Class A (a)	126,829	95,084
Semtech Corp. (a)	109,652	3,378,378
Silicon Laboratories, Inc. (a)	56,896	10,157,643
SiTime Corp. (a)	27,581	3,424,181
SkyWater Technology, Inc. (a)(b)	15,689	205,997
Skyworks Solutions, Inc.	271,584	30,300,627
SMART Global Holdings, Inc. (a)	82,494	1,377,650
SolarEdge Technologies, Inc. (a)	94,471	30,034,220
Synaptics, Inc. (a)	66,989	7,878,576
Teradyne, Inc.	261,996	26,498,275
Texas Instruments, Inc.	1,533,501	262,918,746
Transphorm, Inc. (a)	41,271	156,004
Ultra Clean Holdings, Inc. (a)	77,860	2,480,620
Universal Display Corp.	73,444	9,977,367
Veeco Instruments, Inc. (a)(b)	89,096	1,895,072
Wolfspeed, Inc. (a)(b)	209,107	15,469,736
		3,611,072,108
Software - 8.6%
8x8, Inc. (a)(b)	217,741	1,158,382
A10 Networks, Inc.	110,232	1,677,731
ACI Worldwide, Inc. (a)	193,880	5,011,798
Adeia, Inc.	195,256	1,925,224
Adobe, Inc. (a)	785,769	254,549,868
Agilysys, Inc. (a)	33,525	2,678,983
Alarm.com Holdings, Inc. (a)	85,777	4,360,045
Alkami Technology, Inc. (a)	61,592	946,053
Altair Engineering, Inc. Class A (a)(b)	90,734	5,812,420
Alteryx, Inc. Class A (a)	101,859	6,652,411
American Software, Inc. Class A	62,151	841,525
Amplitude, Inc. (a)	94,430	1,246,476
ANSYS, Inc. (a)	146,824	44,577,235
AppFolio, Inc. (a)	31,569	4,169,002
Appian Corp. Class A (a)(b)	71,341	2,957,084
AppLovin Corp. (a)	209,500	2,828,250
Arteris, Inc. (a)	27,867	183,086
Asana, Inc. (a)(b)	124,497	1,841,311
Aspen Technology, Inc. (a)	48,783	10,342,484
Asure Software, Inc. (a)	33,293	444,462
Atlassian Corp. PLC (a)	250,828	41,218,565
AudioEye, Inc. (a)(b)	7,282	49,445
Authid, Inc. (a)	52,473	24,799
Autodesk, Inc. (a)	364,873	72,496,616
AvePoint, Inc. (a)(b)	168,039	840,195
Bentley Systems, Inc. Class B	331,373	13,407,352
Bill Holdings, Inc. (a)	159,871	13,529,883
Black Knight, Inc. (a)	263,452	15,701,739
Blackbaud, Inc. (a)	75,361	4,196,854
BlackLine, Inc. (a)	91,488	6,254,120
Blend Labs, Inc. (a)	277,956	439,170
Box, Inc. Class A (a)	242,551	8,089,076
Braze, Inc. (a)	55,856	1,714,779
BSQUARE Corp. (a)	7,885	9,541
BTCS, Inc.	11,578	16,788
C3.ai, Inc. (a)(b)	143,694	3,244,611
Cadence Design Systems, Inc. (a)	463,245	89,378,490
CCC Intelligent Solutions Holdings, Inc. Class A (a)	174,317	1,561,880
Cerence, Inc. (a)	64,901	1,776,989
Ceridian HCM Holding, Inc. (a)	258,404	18,845,404
Cipher Mining, Inc. (a)(b)	86,576	131,596
Cleanspark, Inc. (a)(b)	113,103	312,164
Clear Secure, Inc. (b)	126,427	3,886,366
Clearwater Analytics Holdings, Inc. (a)(b)	89,784	1,545,183
CommVault Systems, Inc. (a)	75,435	4,441,613
Confluent, Inc. (a)	261,000	6,365,790
Consensus Cloud Solutions, Inc. (a)	29,570	1,213,553
CoreCard Corp. (a)(b)	9,899	329,340
Couchbase, Inc. (a)(b)	41,590	676,253
Coupa Software, Inc. (a)	128,501	10,408,581
Crowdstrike Holdings, Inc. (a)	363,565	43,878,660
CS Disco, Inc. (a)	29,508	206,556
Cvent Holding Corp. (a)	106,132	770,518
D-Wave Quantum, Inc. (a)(b)	61,173	42,515
Datadog, Inc. Class A (a)	419,952	32,134,727
DatChat, Inc. (a)	1,409	930
Dave, Inc. (a)(b)	9,953	83,705
Digimarc Corp. (a)(b)	21,760	443,686
Digital Turbine, Inc. (a)	153,573	1,649,374
DocuSign, Inc. (a)	338,502	20,767,098
Dolby Laboratories, Inc. Class A	104,434	8,592,830
Domo, Inc. Class B (a)	51,469	791,079
DoubleVerify Holdings, Inc. (a)	122,799	3,225,930
Dropbox, Inc. Class A (a)	454,284	9,267,394
Duck Creek Technologies, Inc. (a)	129,176	2,446,593
Dynatrace, Inc. (a)	364,418	15,498,698
E2open Parent Holdings, Inc. (a)(b)	292,971	1,816,420
Ebix, Inc.	39,031	678,359
eGain Communications Corp. (a)	36,168	282,472
Elastic NV (a)	130,687	7,713,147
Embark Technology, Inc. (a)(b)	23,945	98,175
Enfusion, Inc. Class A (a)(b)	22,643	242,733
EngageSmart, Inc. (a)	50,009	1,052,189
Envestnet, Inc. (a)(b)	92,470	5,780,300
Everbridge, Inc. (a)	67,342	2,200,737
EverCommerce, Inc. (a)(b)	51,029	510,290
Expensify, Inc. (a)	73,559	619,367
Fair Isaac Corp. (a)	42,194	28,581,794
Five9, Inc. (a)	119,350	7,877,100
ForgeRock, Inc. (a)	64,766	1,323,817
Fortinet, Inc. (a)	1,096,316	65,165,023
Foxo Technologies, Inc. Class A (a)(b)	47,700	25,376
Freshworks, Inc. (a)(b)	275,610	4,117,613
Gen Digital, Inc.	980,170	19,123,117
GitLab, Inc. (a)(b)	102,811	4,527,796
Greenidge Generation Holdings, Inc. (a)(b)	12,717	6,549
GSE Systems, Inc. (a)	274	225
Guidewire Software, Inc. (a)	138,531	9,726,262
HashiCorp, Inc. (a)	128,526	3,752,959
HubSpot, Inc. (a)	82,279	31,830,454
Informatica, Inc. (a)(b)	62,946	1,085,819
Instructure Holdings, Inc. (a)(b)	29,511	760,498
Intapp, Inc. (a)	25,984	1,028,447
Intellicheck, Inc. (a)(b)	21,753	52,207
InterDigital, Inc.	49,320	3,599,867
Intrusion, Inc. (a)(b)	19,226	46,527
Intuit, Inc.	476,204	193,900,745
Inuvo, Inc. (a)(b)	121,663	46,840
IronNet, Inc. Class A (a)	100,061	47,649
Issuer Direct Corp. (a)	1,431	37,335
Jamf Holding Corp. (a)	74,753	1,586,259
Kaltura, Inc. (a)(b)	120,179	231,945
Kaspien Holdings, Inc. (a)(b)	105	68
Latch, Inc. (a)(b)	154,028	121,682
LivePerson, Inc. (a)	116,570	1,179,688
Liveramp Holdings, Inc. (a)	113,355	2,678,579
Livevox Holdings, Inc. (a)	31,761	72,415
Manhattan Associates, Inc. (a)	105,623	15,183,306
Marathon Digital Holdings, Inc. (a)(b)	182,667	1,296,936
Marin Software, Inc. (a)	17,179	18,725
Matterport, Inc. (a)(b)	363,346	1,108,205
MeridianLink, Inc. (a)(b)	35,043	552,278
Microsoft Corp.	12,600,603	3,142,842,400
MicroStrategy, Inc. Class A (a)(b)	15,698	4,117,114
Mitek Systems, Inc. (a)	78,096	726,293
Model N, Inc. (a)	56,062	1,861,258
Momentive Global, Inc. (a)	217,446	1,500,377
N-able, Inc. (a)	116,706	1,381,799
nCino, Inc. (a)(b)	132,298	3,605,121
NCR Corp. (a)	230,977	5,896,843
NetSol Technologies, Inc. (a)	11,760	31,870
New Relic, Inc. (a)	99,224	7,240,375
Nextnav, Inc. (a)	28,910	79,792
Nutanix, Inc. Class A (a)	392,630	11,091,798
Oblong, Inc. (a)(b)	1,050	2,247
Olo, Inc. (a)(b)	184,021	1,459,287
ON24, Inc. (a)	74,525	718,421
Onespan, Inc. (a)	60,732	821,097
Oracle Corp.	2,597,131	226,989,249
Pagerduty, Inc. (a)	136,774	4,084,072
Palantir Technologies, Inc. (a)(b)	2,983,292	23,389,009
Palo Alto Networks, Inc. (a)	507,600	95,616,612
Park City Group, Inc. (b)	13,889	84,862
Paycom Software, Inc. (a)	81,993	23,700,897
Paycor HCM, Inc. (a)(b)	83,830	2,076,469
Paylocity Holding Corp. (a)	69,675	13,420,102
Pegasystems, Inc.	70,044	3,248,641
Phunware, Inc. (a)(b)	166,087	167,748
Porch Group, Inc. Class A (a)(b)	153,179	382,948
PowerSchool Holdings, Inc. (a)	53,700	1,232,415
Procore Technologies, Inc. (a)(b)	115,562	7,741,498
Progress Software Corp.	72,510	4,164,974
PROS Holdings, Inc. (a)	68,199	1,779,312
PTC, Inc. (a)	178,755	22,403,364
Q2 Holdings, Inc. (a)	94,874	3,062,533
Qualtrics International, Inc. (a)	189,470	3,205,832
Qualys, Inc. (a)	58,654	6,929,970
Quantum Computing, Inc. (a)(b)	39,536	56,932
Rapid7, Inc. (a)	100,583	4,757,576
Rekor Systems, Inc. (a)(b)	83,515	124,437
Remark Holdings, Inc. (a)(b)	13,932	19,505
Rimini Street, Inc. (a)	85,187	364,600
RingCentral, Inc. (a)	131,241	4,336,203
Riot Platforms, Inc. (a)(b)	334,138	2,088,363
Roper Technologies, Inc.	179,123	77,058,715
Salesforce.com, Inc. (a)	1,690,501	276,582,869
Samsara, Inc. (a)(b)	178,010	2,965,647
SeaChange International, Inc. (a)	41,040	17,237
SecureWorks Corp. (a)	18,591	140,734
Semrush Holdings, Inc. (a)	60,004	480,032
SentinelOne, Inc. (a)	358,871	5,738,347
ServiceNow, Inc. (a)	341,276	147,489,249
ShotSpotter, Inc. (a)	15,062	513,614
Sigma Additive Solutions, Inc. (a)(b)	24,802	14,633
Smartsheet, Inc. (a)	222,345	9,787,627
Smith Micro Software, Inc. (a)(b)	72,155	101,017
SolarWinds, Inc. (a)	72,102	614,309
Soluna Holdings, Inc. (a)	9,510	3,233
SoundHound AI, Inc. (a)(b)	200,205	598,613
Splunk, Inc. (a)	252,928	25,925,120
Sprinklr, Inc. (a)	97,970	1,062,975
Sprout Social, Inc. (a)	78,934	4,813,395
SPS Commerce, Inc. (a)	60,397	9,098,204
SRAX, Inc. (a)(b)	35,558	59,026
Stronghold Digital Mining, Inc. Class A (a)(b)	11,479	6,773
Sumo Logic, Inc. (a)	188,156	2,233,412
Synchronoss Technologies, Inc. (a)	125,684	134,482
Synopsys, Inc. (a)	258,267	93,947,204
Telos Corp. (a)	87,648	339,198
Tenable Holdings, Inc. (a)	190,500	8,425,815
Teradata Corp. (a)	172,382	7,026,290
TeraWulf, Inc. (a)	49,447	31,883
Tyler Technologies, Inc. (a)	70,512	22,651,980
UiPath, Inc. Class A (a)	586,641	8,705,752
Unity Software, Inc. (a)(b)	413,352	12,582,435
Upland Software, Inc. (a)	45,690	264,545
Varonis Systems, Inc. (a)	185,335	5,018,872
Verb Technology Co., Inc. (a)(b)	169,772	22,342
Verint Systems, Inc. (a)	110,003	4,111,912
Veritone, Inc. (a)(b)	55,280	391,935
Vertex, Inc. Class A (a)	59,657	929,456
Viant Technology, Inc. (a)	17,145	67,380
VirnetX Holding Corp. (a)(b)	93,487	166,407
VMware, Inc. Class A (a)	350,651	38,617,195
Weave Communications, Inc. (a)	47,373	244,918
Workday, Inc. Class A (a)	339,407	62,949,816
Workiva, Inc. (a)	77,711	6,931,821
Xperi, Inc. (a)	68,820	804,506
Yext, Inc. (a)	188,838	1,386,071
ZeroFox Holdings, Inc. (a)	50,826	139,772
Zeta Global Holdings Corp. (a)(b)	214,821	2,279,251
Zoom Video Communications, Inc. Class A (a)	373,026	27,824,009
Zscaler, Inc. (a)	143,370	18,802,976
Zuora, Inc. (a)	203,831	1,726,449
		5,768,432,820
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	25,277,297	3,726,126,275
Astro-Med, Inc. (a)	8,893	110,896
Avid Technology, Inc. (a)	56,341	1,637,269
Boxlight Corp. (a)	66,134	39,661
CompoSecure, Inc. (a)	7,956	54,976
Corsair Gaming, Inc. (a)(b)	71,715	1,255,013
CPI Card Group (a)	8,059	260,064
Dell Technologies, Inc.	437,411	17,776,383
Diebold Nixdorf, Inc. (a)	123,042	396,195
Eastman Kodak Co. (a)(b)	124,455	430,614
Hewlett Packard Enterprise Co.	2,170,900	33,887,749
HP, Inc.	1,499,158	44,255,144
Immersion Corp.	49,764	380,695
Intevac, Inc. (a)	41,497	300,023
IonQ, Inc. (a)	248,953	1,180,037
Movano, Inc. (a)	47,458	60,272
NetApp, Inc.	367,488	23,721,350
One Stop Systems, Inc. (a)(b)	15,326	44,139
Pure Storage, Inc. Class A (a)	473,730	13,520,254
Quantum Corp. (a)	184,996	209,045
Seagate Technology Holdings PLC	326,015	21,047,528
Socket Mobile, Inc. (a)(b)	1,516	3,199
Sonim Technologies, Inc. (a)	6,807	3,009
Super Micro Computer, Inc. (a)	77,617	7,604,137
Transact Technologies, Inc. (a)	14,803	102,289
Turtle Beach Corp. (a)	27,960	226,196
Western Digital Corp. (a)	539,005	20,740,912
Xerox Holdings Corp.	188,855	3,114,219
		3,918,487,543
TOTAL INFORMATION TECHNOLOGY		17,322,229,615
MATERIALS - 3.0%
Chemicals - 1.9%
Advanced Emissions Solutions, Inc. (a)	27,740	78,227
AdvanSix, Inc.	47,037	1,935,573
AgroFresh Solutions, Inc. (a)	44,541	132,732
Air Products & Chemicals, Inc.	374,682	107,151,558
Albemarle Corp.	198,140	50,388,983
American Vanguard Corp.	50,212	1,047,924
Amyris, Inc. (a)(b)	376,648	470,810
Ashland, Inc.	83,601	8,508,910
Aspen Aerogels, Inc. (a)	92,293	1,001,379
Avient Corp.	144,842	6,319,456
Axalta Coating Systems Ltd. (a)	372,229	11,092,424
Balchem Corp.	54,622	7,100,860
Cabot Corp.	95,228	7,573,483
Celanese Corp. Class A	168,186	19,548,259
CF Industries Holdings, Inc.	332,263	28,538,069
Chase Corp.	13,412	1,313,571
Core Molding Technologies, Inc. (a)	12,523	210,512
Corteva, Inc.	1,207,179	75,195,180
Danimer Scientific, Inc. (a)(b)	137,656	355,152
Diversey Holdings Ltd. (a)	131,356	776,314
Dow, Inc.	1,189,159	68,019,895
DuPont de Nemours, Inc.	840,541	61,384,709
Eastman Chemical Co.	202,532	17,255,726
Ecolab, Inc.	419,214	66,810,135
Ecovyst, Inc. (a)	115,755	1,162,180
Element Solutions, Inc.	384,097	7,889,352
Flotek Industries, Inc. (a)(b)	92,584	105,546
FMC Corp.	212,930	27,499,910
FutureFuel Corp.	46,867	410,086
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,558,074	2,290,369
H.B. Fuller Co.	89,115	6,216,662
Hawkins, Inc.	32,114	1,306,076
Huntsman Corp.	305,671	8,968,387
Ingevity Corp. (a)	60,459	4,991,495
Innospec, Inc.	42,317	4,632,019
International Flavors & Fragrances, Inc.	431,373	40,203,964
Intrepid Potash, Inc. (a)	16,359	518,090
Koppers Holdings, Inc.	36,431	1,307,509
Kronos Worldwide, Inc.	48,675	549,541
Linde PLC	835,614	291,102,849
Livent Corp. (a)(b)	303,009	7,105,561
Loop Industries, Inc. (a)(b)	33,272	86,507
LSB Industries, Inc. (a)	86,380	1,173,904
LyondellBasell Industries NV Class A	429,484	41,226,169
Mativ, Inc.	94,745	2,454,843
Minerals Technologies, Inc.	55,301	3,359,536
NewMarket Corp.	11,607	3,987,005
Northern Technologies International Corp.	7,327	94,005
Olin Corp.	214,110	12,364,853
Origin Materials, Inc. Class A (a)(b)	205,325	985,560
Orion Engineered Carbons SA	98,087	2,501,219
Perimeter Solutions SA (a)(b)	255,060	2,183,314
PPG Industries, Inc.	396,121	52,311,739
PureCycle Technologies, Inc. (a)(b)	226,697	1,446,327
Quaker Houghton	23,163	4,534,852
Rayonier Advanced Materials, Inc. (a)	111,979	918,228
RPM International, Inc.	217,903	19,312,743
Sensient Technologies Corp.	70,015	5,278,431
Sherwin-Williams Co.	398,473	88,201,999
Stepan Co.	35,125	3,656,161
The Chemours Co. LLC	254,053	8,683,532
The Mosaic Co.	574,588	30,562,336
The Scotts Miracle-Gro Co. Class A	69,124	5,702,730
Trinseo PLC	62,069	1,438,759
Tronox Holdings PLC	193,823	3,023,639
Valhi, Inc.	4,257	100,848
Valvoline, Inc.	297,324	10,465,805
Westlake Corp.	58,021	6,912,622
		1,261,437,103
Construction Materials - 0.1%
Eagle Materials, Inc.	62,030	8,704,050
Martin Marietta Materials, Inc.	104,930	37,761,159
Smith-Midland Corp. (a)	5,629	108,865
Summit Materials, Inc.	200,897	5,934,497
United States Lime & Minerals, Inc.	4,636	747,787
Vulcan Materials Co.	224,929	40,691,905
		93,948,263
Containers & Packaging - 0.4%
Amcor PLC	2,511,575	27,978,946
Aptargroup, Inc.	110,137	12,855,191
Avery Dennison Corp.	136,660	24,898,085
Ball Corp.	531,035	29,849,477
Berry Global Group, Inc.	210,523	13,073,478
Crown Holdings, Inc.	202,419	17,511,268
Cryptyde, Inc. (a)	25,139	4,309
Graphic Packaging Holding Co.	519,589	12,366,218
Greif, Inc.:
Class A	42,394	3,012,094
Class B (b)	10,570	869,700
International Paper Co.	601,538	21,889,968
Myers Industries, Inc.	59,545	1,538,643
O-I Glass, Inc. (a)	259,010	5,755,202
Packaging Corp. of America	157,192	21,491,290
Pactiv Evergreen, Inc.	69,904	755,662
Ranpak Holdings Corp. (A Shares) (a)	65,732	414,112
Sealed Air Corp.	243,516	11,839,748
Silgan Holdings, Inc.	141,687	7,566,086
Sonoco Products Co.	164,673	9,725,587
TriMas Corp.	70,955	2,127,940
WestRock Co.	427,475	13,422,715
		238,945,719
Metals & Mining - 0.6%
5E Advanced Materials, Inc. (a)(b)	49,444	334,241
Alcoa Corp.	297,899	14,579,177
Alpha Metallurgical Resources	24,334	4,081,785
Ampco-Pittsburgh Corp. (a)	10,622	31,016
Arconic Corp. (a)	173,197	4,579,329
Ascent Industries Co. (a)	13,621	125,858
ATI, Inc. (a)	221,033	8,984,991
Carpenter Technology Corp.	81,800	3,953,394
Century Aluminum Co. (a)	92,295	1,114,001
Cleveland-Cliffs, Inc. (a)	868,631	18,527,899
Coeur d'Alene Mines Corp. (a)	497,478	1,552,131
Commercial Metals Co.	198,457	10,270,150
Compass Minerals International, Inc.	57,661	2,221,678
Contango ORE, Inc. (a)	5,702	136,221
Dakota Gold Corp. (a)	90,101	253,184
Freeport-McMoRan, Inc.	2,414,674	98,929,194
Friedman Industries	10,864	129,119
Gatos Silver, Inc. (a)	77,452	312,906
Gold Resource Corp.	159,439	145,791
Golden Minerals Co. (a)(b)	97,441	21,564
Haynes International, Inc.	21,795	1,192,404
Hecla Mining Co.	950,651	4,895,853
Hycroft Mining Holding Corp. (a)(b)	273,755	106,463
Idaho Strategic Resources, Inc. (a)(b)	19,075	100,144
Kaiser Aluminum Corp.	26,703	2,118,082
Materion Corp.	34,822	3,888,921
McEwen Mining, Inc. (a)(b)	69,952	475,674
MP Materials Corp. (a)(b)	154,925	5,422,375
Newmont Corp.	1,343,767	58,601,679
Nucor Corp.	433,323	72,555,603
Olympic Steel, Inc.	16,906	887,565
Paramount Gold Nevada Corp. (a)	5,612	1,684
Piedmont Lithium, Inc. (a)(b)	27,991	1,816,616
Ramaco Resources, Inc.	41,092	408,865
Reliance Steel & Aluminum Co.	98,929	24,518,563
Royal Gold, Inc.	110,533	13,130,215
Ryerson Holding Corp.	35,474	1,274,581
Schnitzer Steel Industries, Inc. Class A	43,053	1,407,403
Solitario Exploration & Royalty Corp. (a)	12,775	9,454
Steel Dynamics, Inc.	281,627	35,515,981
SunCoke Energy, Inc.	141,952	1,349,964
TimkenSteel Corp. (a)	70,027	1,280,794
Tredegar Corp.	40,525	470,901
U.S. Antimony Corp. (a)	69,277	27,593
U.S. Gold Corp. (a)	4,474	18,612
United States Steel Corp.	392,628	12,026,196
Universal Stainless & Alloy Products, Inc. (a)	11,782	114,639
Warrior Metropolitan Coal, Inc.	88,023	3,368,640
Worthington Industries, Inc.	51,381	3,105,468
		420,374,561
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	27,194	1,049,416
Glatfelter Corp.	77,025	295,776
Louisiana-Pacific Corp.	120,729	7,063,854
Mercer International, Inc. (SBI) (b)	69,747	751,873
Sylvamo Corp.	56,337	2,779,104
		11,940,023
TOTAL MATERIALS		2,026,645,669
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust (SBI)	172,709	2,516,370
Agree Realty Corp.	149,977	10,615,372
Alexander & Baldwin, Inc.	122,362	2,284,499
Alexanders, Inc.	4,201	919,641
Alexandria Real Estate Equities, Inc.	252,932	37,884,155
Alpine Income Property Trust, Inc.	17,803	324,549
American Assets Trust, Inc.	89,582	2,260,154
American Homes 4 Rent Class A	521,278	16,170,044
American Strategic Investment Co.	2,751	32,434
American Tower Corp.	787,022	155,838,226
Americold Realty Trust	455,132	13,380,881
Apartment Income (REIT) Corp.	253,431	9,579,692
Apartment Investment & Management Co. Class A	255,032	1,912,740
Apple Hospitality (REIT), Inc.	355,631	5,871,468
Armada Hoffler Properties, Inc.	121,666	1,559,758
Ashford Hospitality Trust, Inc. (a)	61,890	306,356
AvalonBay Communities, Inc.	237,235	40,927,782
Bluerock Homes Trust, Inc. (a)	5,498	118,152
Boston Properties, Inc.	240,595	15,754,161
Braemar Hotels & Resorts, Inc.	89,458	416,874
Brandywine Realty Trust (SBI)	297,178	1,750,378
Brixmor Property Group, Inc.	508,253	11,506,848
Broadstone Net Lease, Inc.	293,545	5,210,424
BRT Apartments Corp.	21,219	449,206
Camden Property Trust (SBI)	180,991	20,770,527
CareTrust (REIT), Inc.	164,186	3,229,539
CBL & Associates Properties, Inc.	40,932	1,045,813
Centerspace	27,102	1,696,856
Chatham Lodging Trust	86,951	1,061,672
City Office REIT, Inc.	65,824	556,871
Clipper Realty, Inc.	18,245	121,329
Community Healthcare Trust, Inc.	39,903	1,545,842
CorEnergy Infrastructure Trust, Inc.	20,064	31,500
Corporate Office Properties Trust (SBI)	192,356	4,891,613
Cousins Properties, Inc.	253,716	6,213,505
Creative Media & Community Trust Corp.	40,536	205,923
Crown Castle International Corp.	732,363	95,756,462
CTO Realty Growth, Inc.	29,238	514,004
CubeSmart	379,803	17,846,943
DiamondRock Hospitality Co.	357,301	3,115,665
Digital Realty Trust, Inc.	485,889	50,644,210
Diversified Healthcare Trust (SBI)	369,964	362,565
Douglas Emmett, Inc.	307,971	4,351,630
Easterly Government Properties, Inc.	158,844	2,398,544
EastGroup Properties, Inc.	74,024	12,085,898
Elme Communities (SBI)	148,795	2,769,075
Empire State Realty Trust, Inc.	226,638	1,652,191
EPR Properties	125,821	5,138,530
Equinix, Inc.	156,336	107,601,379
Equity Commonwealth	183,105	3,887,319
Equity Lifestyle Properties, Inc.	295,952	20,275,672
Equity Residential (SBI)	577,301	36,092,859
Essential Properties Realty Trust, Inc.	243,777	6,279,696
Essex Property Trust, Inc.	110,140	25,118,528
Extra Space Storage, Inc.	226,575	37,305,574
Farmland Partners, Inc.	82,365	882,953
Federal Realty Investment Trust (SBI)	123,594	13,197,367
First Industrial Realty Trust, Inc.	221,644	11,691,721
Four Corners Property Trust, Inc.	138,537	3,761,280
Franklin Street Properties Corp.	166,446	402,799
Gaming & Leisure Properties	433,352	23,349,006
Getty Realty Corp.	72,568	2,491,259
Gladstone Commercial Corp.	68,755	940,568
Gladstone Land Corp.	56,337	991,531
Global Medical REIT, Inc.	111,695	1,123,652
Global Net Lease, Inc.	177,350	2,504,182
Global Self Storage, Inc.	28,364	159,122
Healthcare Trust of America, Inc.	648,305	12,641,948
Healthpeak Properties, Inc.	908,894	21,867,990
Hersha Hospitality Trust	63,989	534,948
Highwoods Properties, Inc. (SBI)	181,176	4,801,164
Host Hotels & Resorts, Inc.	1,202,805	20,207,124
Hudson Pacific Properties, Inc.	218,002	2,012,158
Independence Realty Trust, Inc.	380,647	6,885,904
Indus Realty Trust, Inc.	10,779	717,127
Industrial Logistics Properties Trust	114,465	469,307
InvenTrust Properties Corp.	112,715	2,726,576
Invitation Homes, Inc.	986,359	30,833,582
Iron Mountain, Inc.	489,638	25,828,405
iStar Financial, Inc.	143,372	1,103,964
JBG SMITH Properties	169,767	2,928,481
Kilroy Realty Corp.	178,690	6,436,414
Kimco Realty Corp.	1,043,931	21,515,418
Kite Realty Group Trust	370,600	8,049,432
Lamar Advertising Co. Class A	147,345	15,406,393
Life Storage, Inc.	144,422	17,405,739
LTC Properties, Inc.	68,775	2,463,521
LXP Industrial Trust (REIT)	476,107	4,965,796
Medical Properties Trust, Inc. (b)	1,010,096	10,403,989
Mid-America Apartment Communities, Inc.	196,343	31,434,514
Modiv, Inc.	11,324	136,795
National Health Investors, Inc.	75,236	4,137,980
National Retail Properties, Inc.	301,561	13,666,745
National Storage Affiliates Trust	145,877	6,170,597
Necessity Retail (REIT), Inc./The	214,470	1,471,264
NETSTREIT Corp.	99,464	2,008,178
NexPoint Diversified Real Estate Trust	77,039	940,646
NexPoint Residential Trust, Inc.	40,319	1,952,649
Office Properties Income Trust	81,752	1,344,003
Omega Healthcare Investors, Inc.	394,817	10,577,147
One Liberty Properties, Inc.	29,137	659,953
Orion Office (REIT), Inc.	103,850	888,956
Outfront Media, Inc.	246,675	4,304,479
Paramount Group, Inc.	297,476	1,567,699
Park Hotels & Resorts, Inc.	379,446	5,217,383
Pebblebrook Hotel Trust	222,276	3,171,879
Phillips Edison & Co., Inc.	198,094	6,753,024
Physicians Realty Trust	384,049	5,695,447
Piedmont Office Realty Trust, Inc. Class A	206,647	1,890,820
Plymouth Industrial REIT, Inc.	65,848	1,424,292
Postal Realty Trust, Inc.	34,051	498,166
Potlatch Corp.	135,256	6,243,417
Prologis (REIT), Inc.	1,559,820	192,481,788
Public Storage	267,080	79,843,566
Rayonier, Inc.	249,172	8,367,196
Realty Income Corp.	1,060,534	67,821,149
Regency Centers Corp.	259,939	16,350,163
Retail Opportunity Investments Corp.	218,906	3,115,032
Rexford Industrial Realty, Inc.	312,455	18,891,029
RLJ Lodging Trust	270,255	3,064,692
RPT Realty	156,253	1,675,032
Ryman Hospitality Properties, Inc.	92,621	8,592,450
Sabra Health Care REIT, Inc.	388,935	4,632,216
Safehold, Inc.	41,317	1,234,552
Saul Centers, Inc.	24,642	968,923
SBA Communications Corp. Class A	182,552	47,344,861
Service Properties Trust	282,280	3,099,434
Simon Property Group, Inc.	552,106	67,406,622
SITE Centers Corp.	322,154	4,307,199
SL Green Realty Corp.	110,868	3,775,055
Sotherly Hotels, Inc. (a)	1,919	4,299
Spirit Realty Capital, Inc.	237,664	9,787,004
Stag Industrial, Inc.	304,851	10,255,188
Summit Hotel Properties, Inc.	187,072	1,384,333
Sun Communities, Inc.	210,381	30,113,936
Sunstone Hotel Investors, Inc.	357,349	3,777,179
Tanger Factory Outlet Centers, Inc.	176,158	3,327,625
Terreno Realty Corp.	121,875	7,581,844
The Macerich Co.	368,331	4,401,555
UDR, Inc.	520,533	22,299,634
UMH Properties, Inc.	89,761	1,526,835
Uniti Group, Inc.	398,282	2,186,568
Universal Health Realty Income Trust (SBI)	23,068	1,223,065
Urban Edge Properties	203,917	3,140,322
Urstadt Biddle Properties, Inc. Class A	59,716	1,033,087
Ventas, Inc.	674,180	32,798,857
Veris Residential, Inc. (a)	135,701	2,190,214
VICI Properties, Inc.	1,627,111	54,557,032
Vornado Realty Trust	275,292	5,445,276
Welltower, Inc.	798,191	59,161,917
Weyerhaeuser Co.	1,245,442	38,920,063
Wheeler REIT, Inc. (a)	4,774	7,113
Whitestone REIT Class B	74,493	703,959
WP Carey, Inc.	351,551	28,531,879
Xenia Hotels & Resorts, Inc.	190,160	2,669,846
		2,066,014,340
Real Estate Management & Development - 0.2%
Alset, Inc. (a)	474	948
Altisource Asset Management Corp. (a)(b)	2,244	116,710
Altisource Portfolio Solutions SA (a)(b)	15,310	88,645
American Realty Investments, Inc. (a)	4,842	114,416
Amrep Corp. (a)	2,310	31,162
Anywhere Real Estate, Inc. (a)	188,869	1,093,552
CBRE Group, Inc. (a)	532,300	45,320,022
Compass, Inc. (a)	422,005	1,523,438
Comstock Holding Companies, Inc. (a)	1,055	6,794
Cushman & Wakefield PLC (a)	275,418	3,563,909
Digitalbridge Group, Inc.	243,878	2,992,383
Doma Holdings, Inc. Class A (a)	290,170	165,397
Douglas Elliman, Inc.	116,480	491,546
eXp World Holdings, Inc.	121,800	1,471,344
Fathom Holdings, Inc. (a)(b)	11,335	53,728
Forestar Group, Inc. (a)	28,176	402,072
FRP Holdings, Inc. (a)	12,591	688,098
Howard Hughes Corp. (a)	59,715	4,963,511
Jones Lang LaSalle, Inc. (a)	79,942	13,946,681
Kennedy-Wilson Holdings, Inc.	203,945	3,407,921
Marcus & Millichap, Inc.	42,520	1,461,412
Maui Land & Pineapple, Inc. (a)	22,080	203,578
Newmark Group, Inc.	214,302	1,718,702
Offerpad Solutions, Inc. (a)(b)	130,169	73,988
Opendoor Technologies, Inc. (a)(b)	829,549	1,194,551
Rafael Holdings, Inc. (a)	15,875	34,449
RE/MAX Holdings, Inc.	28,435	525,763
Redfin Corp. (a)(b)	182,569	1,352,836
Seritage Growth Properties (a)(b)	62,696	757,368
Stratus Properties, Inc.	9,831	209,499
Tejon Ranch Co. (a)	38,006	730,095
The RMR Group, Inc.	23,696	666,805
The St. Joe Co.	58,689	2,513,650
Transcontinental Realty Investors, Inc. (a)	87	3,794
Trinity Place Holdings, Inc. (a)	9,882	8,499
WeWork, Inc. (a)(b)	390,511	452,993
Zillow Group, Inc.:
Class A (a)	108,370	4,481,100
Class C (a)(b)	266,430	11,190,060
		108,021,419
TOTAL REAL ESTATE		2,174,035,759
UTILITIES - 2.7%
Electric Utilities - 1.7%
Allete, Inc.	96,518	5,905,936
Alliant Energy Corp.	424,665	21,772,575
American Electric Power Co., Inc.	870,646	76,590,729
Avangrid, Inc.	119,685	4,671,306
Constellation Energy Corp.	552,857	41,403,461
Duke Energy Corp.	1,301,372	122,667,325
Edison International	643,345	42,595,872
Entergy Corp.	344,513	35,440,052
Evergy, Inc.	389,482	22,905,436
Eversource Energy	587,229	44,253,577
Exelon Corp.	1,678,360	67,788,960
FirstEnergy Corp.	916,527	36,239,478
Genie Energy Ltd. Class B	35,001	399,711
Hawaiian Electric Industries, Inc.	183,969	7,441,546
IDACORP, Inc.	87,160	9,012,344
MGE Energy, Inc.	62,388	4,415,823
NextEra Energy, Inc.	3,358,466	238,551,840
NRG Energy, Inc.	389,970	12,787,116
OGE Energy Corp.	335,984	12,001,348
Otter Tail Corp. (b)	70,768	5,016,744
PG&E Corp. (a)	2,721,683	42,512,688
Pinnacle West Capital Corp.	191,234	14,090,121
PNM Resources, Inc.	143,194	7,016,506
Portland General Electric Co.	152,074	7,269,137
PPL Corp.	1,239,356	33,549,367
Southern Co.	1,839,705	116,011,797
Via Renewables, Inc. Class A,	22,429	131,434
Xcel Energy, Inc.	925,384	59,752,045
		1,092,194,274
Gas Utilities - 0.1%
Atmos Energy Corp.	235,370	26,552,090
Chesapeake Utilities Corp.	30,975	3,967,588
National Fuel Gas Co.	153,547	8,795,172
New Jersey Resources Corp.	161,445	8,238,538
Northwest Natural Holding Co.	59,059	2,854,912
ONE Gas, Inc.	96,052	7,699,528
RGC Resources, Inc.	11,687	281,598
Southwest Gas Corp.	104,665	6,594,942
Spire, Inc.	88,112	6,203,085
UGI Corp.	351,269	13,077,745
		84,265,198
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)	59,285	401,359
Clearway Energy, Inc.:
Class A	55,112	1,637,378
Class C	143,131	4,495,745
Montauk Renewables, Inc. (a)(b)	104,280	1,028,201
Ormat Technologies, Inc.	82,122	6,940,951
Sunnova Energy International, Inc. (a)(b)	166,813	2,965,935
The AES Corp.	1,124,320	27,748,218
Vistra Corp.	632,602	13,910,918
		59,128,705
Multi-Utilities - 0.7%
Ameren Corp.	435,627	36,030,709
Avista Corp.	126,423	5,198,514
Black Hills Corp.	109,893	6,748,529
CenterPoint Energy, Inc.	1,058,767	29,454,898
CMS Energy Corp.	490,771	28,940,766
Consolidated Edison, Inc.	599,315	53,548,795
Dominion Energy, Inc.	1,410,120	78,430,874
DTE Energy Co.	327,799	35,962,828
NiSource, Inc.	689,267	18,906,594
NorthWestern Energy Corp.	97,975	5,660,996
Public Service Enterprise Group, Inc.	842,815	50,931,310
Sempra Energy	531,377	79,685,295
Unitil Corp.	25,972	1,410,799
WEC Energy Group, Inc.	534,393	47,379,283
		478,290,190
Water Utilities - 0.1%
American States Water Co.	63,185	5,642,421
American Water Works Co., Inc.	306,779	43,065,636
Artesian Resources Corp. Class A	15,316	862,750
Cadiz, Inc. (a)	51,666	213,897
California Water Service Group	92,437	5,291,094
Consolidated Water Co., Inc.	22,720	348,298
Essential Utilities, Inc.	403,714	17,270,885
Global Water Resources, Inc.	17,742	234,194
Middlesex Water Co.	29,842	2,282,913
Pure Cycle Corp. (a)	34,178	301,792
SJW Group	44,846	3,428,028
York Water Co.	26,043	1,132,350
		80,074,258
TOTAL UTILITIES		1,793,952,625
TOTAL COMMON STOCKS (Cost $40,959,668,010)		66,767,196,658

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c) (Cost $2,077)	35,558	0

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $7,878,333)	8,000,000	7,875,400

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (g)	57,400,891	57,412,371
Fidelity Securities Lending Cash Central Fund 4.63% (d)(g)	699,313,166	699,383,097
TOTAL MONEY MARKET FUNDS (Cost $756,764,883)		756,795,468

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $41,724,313,303)	67,531,867,526
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(604,660,858)
NET ASSETS - 100.0%	66,927,206,668

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	207	Mar 2023	19,655,685	683,796	683,796
CME E-mini S&P 500 Index Contracts (United States)	668	Mar 2023	132,781,700	1,692,911	1,692,911
CME E-mini S&P MidCap 400 Index Contracts (United States)	37	Mar 2023	9,631,840	298,409	298,409

TOTAL FUTURES CONTRACTS					2,675,116
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Investment made with cash collateral received from securities on loan.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,875,400.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	105,050,927	3,453,248,784	3,500,887,340	2,394,274	-	-	57,412,371	0.1%
Fidelity Securities Lending Cash Central Fund 4.63%	922,424,338	3,599,944,890	3,822,986,131	19,111,607	-	-	699,383,097	2.2%
Total	1,027,475,265	7,053,193,674	7,323,873,471	21,505,881	-	-	756,795,468

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,716,833,285	4,716,794,537	-	38,748
Consumer Discretionary	7,342,890,986	7,342,890,986	-	-
Consumer Staples	4,085,272,537	4,085,272,453	84	-
Energy	3,170,024,409	3,170,024,409	-	-
Financials	8,304,838,028	8,304,838,028	-	-
Health Care	9,431,512,727	9,430,086,480	1,078,506	347,741
Industrials	6,398,961,018	6,398,961,018	-	-
Information Technology	17,322,229,615	17,322,229,615	-	-
Materials	2,026,645,669	2,026,645,669	-	-
Real Estate	2,174,035,759	2,174,035,759	-	-
Utilities	1,793,952,625	1,793,952,625	-	-

U.S. Government and Government Agency Obligations	7,875,400	-	7,875,400	-

Money Market Funds	756,795,468	756,795,468	-	-
Total Investments in Securities:	67,531,867,526	67,522,527,047	8,953,990	386,489
Derivative Instruments:

Assets
Futures Contracts	2,675,116	2,675,116	-	-
Total Assets	2,675,116	2,675,116	-	-
Total Derivative Instruments:	2,675,116	2,675,116	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,675,116	0
Total Equity Risk	2,675,116	0
Total Value of Derivatives	2,675,116	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Total Market Index Fund
Financial Statements
Statement of Assets and Liabilities
		February 28, 2023

Assets
Investment in securities, at value (including securities loaned of $676,684,027) - See accompanying schedule:
Unaffiliated issuers (cost $40,967,548,420)	$66,775,072,058
Fidelity Central Funds (cost $756,764,883)	756,795,468

Total Investment in Securities (cost $41,724,313,303)		$67,531,867,526
Segregated cash with brokers for derivative instruments		691,797
Cash		18,464
Receivable for investments sold		1,874,147
Receivable for fund shares sold		31,363,939
Dividends receivable		97,847,591
Distributions receivable from Fidelity Central Funds		1,831,017
Other receivables		1,038,017
Total assets		67,666,532,498
Liabilities
Payable for fund shares redeemed	$27,461,548
Accrued management fee	859,045
Payable for daily variation margin on futures contracts	398,149
Deferred dividend income	10,408,581
Other payables and accrued expenses	1,056,479
Collateral on securities loaned	699,142,028
Total Liabilities		739,325,830
Net Assets		$66,927,206,668
Net Assets consist of:
Paid in capital		$41,679,371,144
Total accumulated earnings (loss)		25,247,835,524
Net Assets		$66,927,206,668
Net Asset Value , offering price and redemption price per share ($66,927,206,668 ÷ 604,284,900 shares)		$110.75

Statement of Operations
		Year ended February 28, 2023
Investment Income
Dividends		$1,058,072,030
Interest		127,504
Income from Fidelity Central Funds (including $19,111,607 from security lending)		21,505,881
Total Income		1,079,705,415
Expenses
Management fee	$9,696,078
Independent trustees' fees and expenses	225,725
Total expenses before reductions	9,921,803
Expense reductions	(9,300)
Total expenses after reductions		9,912,503
Net Investment income (loss)		1,069,792,912
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(130,316,034)
Futures contracts	(7,665,297)
Total net realized gain (loss)		(137,981,331)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,785,871,923)
Futures contracts	2,582,721
Total change in net unrealized appreciation (depreciation)		(6,783,289,202)
Net gain (loss)		(6,921,270,533)
Net increase (decrease) in net assets resulting from operations		$(5,851,477,621)
Statement of Changes in Net Assets

	Year ended February 28, 2023	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,069,792,912	$914,107,445
Net realized gain (loss)	(137,981,331)	220,110,781
Change in net unrealized appreciation (depreciation)	(6,783,289,202)	6,034,559,018
Net increase (decrease) in net assets resulting from operations	(5,851,477,621)	7,168,777,244
Distributions to shareholders	(1,021,658,404)	(871,074,643)
Share transactions
Proceeds from sales of shares	8,994,729,861	12,792,374,740
Reinvestment of distributions	908,411,211	779,440,230
Cost of shares redeemed	(7,390,642,120)	(8,465,837,461)
Net increase (decrease) in net assets resulting from share transactions	2,512,498,952	5,105,977,509
Total increase (decrease) in net assets	(4,360,637,073)	11,403,680,110

Net Assets
Beginning of period	71,287,843,741	59,884,163,631
End of period	$66,927,206,668	$71,287,843,741

Other Information
Shares
Sold	80,789,262	102,705,876
Issued in reinvestment of distributions	8,417,326	5,952,763
Redeemed	(66,445,242)	(67,608,808)
Net increase (decrease)	22,761,346	41,049,831

Financial Highlights
Fidelity® Total Market Index Fund

Years ended February 28,	2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$122.59	$110.80	$83.06	$79.36	$77.42
Income from Investment Operations
Net investment income (loss) B,C	1.81	1.62	1.50	1.57	1.45
Net realized and unrealized gain (loss)	(11.93)	11.70	27.80	3.88	2.28
Total from investment operations	(10.12)	13.32	29.30	5.45	3.73
Distributions from net investment income	(1.72)	(1.53)	(1.56)	(1.63)	(1.46)
Distributions from net realized gain	-	-	-	(.13)	(.34)
Total distributions	(1.72)	(1.53)	(1.56)	(1.75) D	(1.79) D
Net asset value, end of period	$110.75	$122.59	$110.80	$83.06	$79.36
Total Return E	(8.22)%	11.94%	35.50%	6.77%	5.02%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.01% H	.02%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.01% H	.02%	.02%	.02%	.02%
Expenses net of all reductions	.01% H	.02%	.02%	.02%	.02%
Net investment income (loss)	1.62%	1.29%	1.60%	1.84%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$66,927,207	$71,287,844	$59,884,164	$45,985,996	$43,922,333
Portfolio turnover rate I	2%	3%	6% J	11% J	8%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Extended Market Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended February 28, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Extended Market Index Fund	-10.77%	6.81%	9.72%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Extended Market Index Fund on February 28, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market Index℠ performed over the same period.

Fidelity® Extended Market Index Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -7.69% for the 12 months ending February 28, 2023, according to the S&P 500 ® index. The new year began with an encouraging upturn in January (+6.28%), but stocks lost momentum in February (-2.44%) amid higher-than-expected inflation and strong jobs data. Investors took these as signs that the economy continued to run hot, even after a year of historic policy adjustment by the Federal Reserve aimed at cooling economic growth. Record inflation in 2022 prompted the Fed to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the central bank has hiked its benchmark rate eight times, by 4.5 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive asset portfolio. The latest bump came on February 2, along with a signal that the Fed plans to lift rates in March while it considers whether and when to pause increases. Against this dynamic backdrop, stocks struggled to gain traction until a strong rally ignited heading into the summer. But in September, the index returned -9.21%, one of its worst monthly results ever, before advancing 7.56% in Q4, as risky assets regained favor. For the full 12 months, value stocks handily outpaced growth. The headwind for the latter was most pronounced in the growth-oriented communication services (-25%) and consumer discretionary (-18%) sectors. In sharp contrast, energy gained 24%.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending February 28, 2023, the fund returned -10.77%, roughly in line with the -10.96% result of the benchmark Dow Jones U.S. Completion Total Stock Market Index. By sector, information technology returned -23% and detracted most, followed by consumer discretionary, which returned roughly -15%. The communication services sector returned about -34%, hampered by the media & entertainment industry (-37%), and health care (-12%) also hurt. Other notable detractors included the real estate (-14%), financials (-6%), and consumer staples (-3%) sectors. In contrast, energy advanced roughly 23% and contributed most. Industrials stocks also helped (+1%), benefiting from the capital goods industry (+6%). The utilities sector rose about 2%, and materials (+1%) also contributed. Turning to individual stocks, the biggest individual detractor was Snap (-75%), from the media & entertainment segment. In software & services, Snowflake (-42%), Block (-40%), and Datadog (-52%) hurt. Blackstone, within the diversified financials group, returned about -26% and hindered the fund. In contrast, the top contributor was First Solar (+106%), from the semiconductors & semiconductor equipment industry, followed by Seagen (+39%), within the pharmaceuticals, biotechnology & life sciences category. In materials, Steel Dynamics advanced approximately 50%, and Cheniere Energy (+20%) from the energy sector also helped. LPL Financial Holdings, within the diversified financials segment, rose roughly 39% and boosted the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Extended Market Index Fund
Investment Summary February 28, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Uber Technologies, Inc.	1.1
Blackstone, Inc.	1.0
Palo Alto Networks, Inc.	0.9
Airbnb, Inc. Class A	0.8
Snowflake, Inc.	0.7
Block, Inc. Class A	0.7
Cheniere Energy, Inc.	0.6
Marvell Technology, Inc.	0.6
Workday, Inc. Class A	0.6
lululemon athletica, Inc.	0.6
7.6

Market Sectors (% of Fund's net assets)

Information Technology	18.9
Financials	16.1
Industrials	15.3
Health Care	12.9
Consumer Discretionary	12.8
Real Estate	6.2
Energy	4.5
Materials	4.4
Communication Services	3.9
Consumer Staples	2.9
Utilities	1.9

Asset Allocation (% of Fund's net assets)

Foreign investments - 5.1%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Extended Market Index Fund
Schedule of Investments February 28, 2023
Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	100,908	3,047,422
AST SpaceMobile, Inc. (a)(b)	239,554	1,542,728
ATN International, Inc.	53,489	2,249,212
Bandwidth, Inc. (a)	113,726	1,808,243
Charge Enterprises, Inc. (a)	507,485	573,458
Cogent Communications Group, Inc.	219,203	14,191,202
Consolidated Communications Holdings, Inc. (a)	366,013	1,109,019
Cuentas, Inc. (a)	9,624	6,929
EchoStar Holding Corp. Class A (a)(b)	186,846	3,729,446
Frontier Communications Parent, Inc. (a)(b)	1,145,203	31,332,754
Globalstar, Inc. (a)(b)	3,651,787	4,674,287
IDT Corp. Class B (a)	106,990	3,253,566
Iridium Communications, Inc.	649,022	39,830,480
Liberty Global PLC:
Class A (a)	554,869	11,369,266
Class B (a)	299	6,417
Class C (a)	1,633,526	34,712,428
Liberty Latin America Ltd.:
Class A (a)	238,927	2,107,336
Class C (a)	677,266	5,946,395
Ooma, Inc. (a)	119,093	1,558,927
Radius Global Infrastructure, Inc. (a)	395,521	5,390,951
		168,440,466
Entertainment - 1.0%
AMC Entertainment Holdings, Inc. Class A (a)(b)	2,661,862	19,005,695
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	40,904	179,569
Cinedigm Corp. (a)(b)	839,774	413,169
Cinemark Holdings, Inc. (a)(b)	531,154	7,229,006
CuriosityStream, Inc. Class A (a)(b)	123,529	206,293
Dolphin Entertainment, Inc. (a)	42,340	79,599
Endeavor Group Holdings, Inc. (a)	904,172	20,172,077
FG Group Holdings, Inc. (a)	107,433	246,022
Gaia, Inc. Class A (a)	92,420	302,213
Genius Brands International, Inc. (a)(b)	172,472	538,113
Golden Matrix Group, Inc. (a)	58,793	186,962
Grom Social Enterprises, Inc. (a)(b)	1,928	1,783
Liberty Media Corp. Liberty Braves:
Class A (a)(b)	88,958	3,046,812
Class C (a)	173,419	5,804,334
Liberty Media Corp. Liberty Formula One:
Class A (a)	24,595	1,494,392
Series C (a)	1,117,346	75,834,273
Lions Gate Entertainment Corp.:
Class A (a)	364,328	3,865,520
Class B (a)	558,439	5,556,468
LiveOne, Inc. (a)(b)	335,028	324,642
Loop Media, Inc. (a)(b)	80,373	464,556
Madison Square Garden Entertainment Corp. (a)(b)	138,793	8,401,140
Madison Square Garden Sports Corp.	90,965	17,387,050
Marcus Corp.	155,150	2,496,364
Motorsport Games, Inc. Class A (a)(b)	1,876	17,072
Moving Image Technologies, Inc. (a)(b)	73,018	98,574
Playstudios, Inc. Class A (a)	437,534	1,627,626
Playtika Holding Corp. (a)(b)	463,952	4,453,939
Reading International, Inc. Class A (a)	96,106	337,332
Reservoir Media, Inc. (a)	178,420	1,206,119
Roblox Corp. (a)	1,857,641	68,063,966
Roku, Inc. Class A (a)	625,664	40,474,204
Sciplay Corp. (A Shares) (a)	117,654	1,945,997
Skillz, Inc. (a)(b)	1,471,265	920,276
Vivid Seats, Inc. Class A (a)	144,783	1,110,486
Warner Music Group Corp. Class A	600,921	18,965,067
World Wrestling Entertainment, Inc. Class A (b)	227,283	19,091,772
		331,548,482
Interactive Media & Services - 0.9%
Angi, Inc. (a)	417,679	1,069,258
Bumble, Inc. (a)	403,533	9,757,428
BuzzFeed, Inc. (a)	175,835	272,544
CarGurus, Inc. Class A (a)	480,616	8,194,503
Cars.com, Inc. (a)	320,740	6,158,208
DHI Group, Inc. (a)	205,395	870,875
Eventbrite, Inc. (a)	428,270	3,751,645
EverQuote, Inc. Class A (a)	98,107	1,339,161
FaZe Holdings, Inc. Class A (a)(b)	124,369	74,895
fuboTV, Inc. (a)(b)	1,006,080	1,921,613
IAC, Inc. (a)	399,017	20,724,943
Izea Worldwide, Inc. (a)(b)	290,841	189,047
Kubient, Inc. (a)(b)	55,974	45,904
Liberty TripAdvisor Holdings, Inc. (a)	380,411	422,256
MediaAlpha, Inc. Class A (a)	121,432	1,838,480
Nextdoor Holdings, Inc. (a)(b)	697,033	1,435,888
Outbrain, Inc. (a)	164,761	728,244
Paltalk, Inc. (a)(b)	35,806	94,528
Pinterest, Inc. Class A (a)	3,014,843	75,702,708
Professional Diversity Network, Inc. (a)(b)	16,343	40,040
QuinStreet, Inc. (a)	257,980	4,377,921
Shutterstock, Inc.	123,282	9,273,272
Snap, Inc. Class A (a)	5,155,691	52,330,264
Society Pass, Inc. (a)	72,444	79,688
Super League Gaming, Inc. (a)(b)	184,414	115,812
System1, Inc. (a)(b)	102,433	450,705
The Arena Group Holdings, Inc. (b)	65,756	516,842
Travelzoo, Inc. (a)(b)	35,370	176,143
TripAdvisor, Inc. (a)(b)	532,235	11,480,309
TrueCar, Inc. (a)	426,057	992,713
Vimeo, Inc. (a)	801,448	3,069,546
Vinco Ventures, Inc. (a)(b)	1,029,655	504,634
Wejo Group Ltd. (a)	214,207	141,377
Yelp, Inc. (a)	357,356	10,727,827
Zedge, Inc. (a)	63,008	173,272
Ziff Davis, Inc. (a)	245,659	19,402,148
ZipRecruiter, Inc. (a)	266,666	4,549,322
Zoominfo Technologies, Inc. (a)	1,384,872	33,472,356
		286,466,319
Media - 1.4%
AdTheorent Holding Co., Inc. Class A (a)(b)	155,919	236,997
Advantage Solutions, Inc. Class A (a)	518,784	1,141,325
Altice U.S.A., Inc. Class A (a)	1,112,591	4,405,860
AMC Networks, Inc. Class A (a)	137,080	3,065,109
Audacy, Inc. Class A (a)	560,064	120,414
Beasley Broadcast Group, Inc. Class A (a)	103,390	109,593
Boston Omaha Corp. (a)	111,822	2,693,792
Cable One, Inc.	24,053	16,611,242
Cardlytics, Inc. (a)(b)	179,616	978,907
Cbdmd, Inc. (a)(b)	206,499	49,973
Clear Channel Outdoor Holdings, Inc. (a)	2,504,867	4,433,615
comScore, Inc. (a)(b)	407,927	473,195
Creative Realities, Inc. (a)	127,475	93,184
Cumulus Media, Inc. (a)	94,733	513,453
Daily Journal Corp. (a)	4,345	1,319,490
DallasNews Corp.	24,111	108,741
Digital Media Solutions, Inc. Class A (a)(b)	41,817	50,389
Direct Digital Holdings, Inc. (a)(b)	22,518	93,225
E.W. Scripps Co. Class A (a)	284,985	3,596,511
Emerald Holding, Inc. (a)	125,599	478,532
Entravision Communication Corp. Class A	286,002	1,876,173
Fluent, Inc. (a)	242,851	349,705
Gannett Co., Inc. (a)(b)	714,829	2,165,932
Gray Television, Inc.	422,702	4,945,613
Harte-Hanks, Inc. (a)	29,576	314,097
IDW Media Holdings, Inc. Class B (a)	17,754	15,803
iHeartMedia, Inc. (a)	554,278	4,024,058
Innovid Corp. (a)(b)	393,744	665,427
Insignia Systems, Inc. (a)(b)	8,936	82,569
Integral Ad Science Holding Corp. (a)	205,514	2,244,213
John Wiley & Sons, Inc. Class A	244,150	10,862,234
Lee Enterprises, Inc. (a)	26,209	492,729
Liberty Broadband Corp.:
Class A (a)	20,323	1,762,614
Class C (a)	660,342	57,231,841
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	385,087	12,472,968
Series C (a)	745,228	24,011,246
Loyalty Ventures, Inc. (a)(b)	95,483	168,050
Magnite, Inc. (a)	603,644	6,718,558
Marchex, Inc. Class B (a)	163,215	342,752
Mediaco Holding, Inc. (a)	11,191	13,093
Mobiquity Technologies, Inc. (a)	3,607	884
National CineMedia, Inc. (b)	224,162	51,557
Nexstar Broadcasting Group, Inc. Class A	187,905	34,931,540
Nextplay Technologies, Inc. (a)(b)	18,753	37,506
PubMatic, Inc. (a)	233,638	3,546,625
Quotient Technology, Inc. (a)	494,258	1,868,295
Saga Communications, Inc. Class A	30,093	723,737
Salem Communications Corp. Class A (a)	83,539	111,942
Scholastic Corp.	147,804	6,741,340
Sinclair Broadcast Group, Inc. Class A	210,585	3,426,218
Sirius XM Holdings, Inc. (b)	3,716,349	16,314,772
SPAR Group, Inc. (a)(b)	77,883	101,248
Stagwell, Inc. (a)(b)	561,804	3,853,975
Stran & Co., Inc. (a)(b)	36,292	62,785
TechTarget, Inc. (a)	143,223	5,403,804
TEGNA, Inc.	1,108,250	19,283,550
The New York Times Co. Class A	825,354	31,776,129
The Trade Desk, Inc. (a)	2,285,011	127,869,216
Thryv Holdings, Inc. (a)	172,015	4,100,838
Townsquare Media, Inc. (a)	56,942	411,691
Treasure Global, Inc. (b)	23,022	35,914
Troika Media Group, Inc. (a)(b)	272,497	106,955
Urban One, Inc.:
Class A (a)	29,513	201,574
Class D (non-vtg.) (a)	84,123	419,774
WideOpenWest, Inc. (a)	279,333	3,053,110
Xcel Brands, Inc. (a)	41,179	30,884
		435,799,085
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	331,593	5,458,021
KORE Group Holdings, Inc. (a)	129,034	221,938
NII Holdings, Inc. (a)(c)	487,940	126,864
Shenandoah Telecommunications Co.	256,998	5,016,601
Spok Holdings, Inc.	102,629	1,025,264
SurgePays, Inc. (a)(b)	44,401	256,194
Telephone & Data Systems, Inc.	490,513	6,224,610
U.S. Cellular Corp. (a)	82,767	1,997,168
		20,326,660
TOTAL COMMUNICATION SERVICES		1,242,581,012
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 1.0%
Adient PLC (a)	483,713	20,664,219
American Axle & Manufacturing Holdings, Inc. (a)	564,090	4,963,992
Autoliv, Inc.	398,880	36,928,310
Cooper-Standard Holding, Inc. (a)(b)	90,612	1,445,261
Dana, Inc.	645,013	10,217,006
Dorman Products, Inc. (a)	144,835	13,474,000
Fox Factory Holding Corp. (a)	216,321	25,417,718
Garrett Motion, Inc. (a)(b)	295,110	2,278,249
Gentex Corp.	1,195,884	34,142,488
Gentherm, Inc. (a)	169,482	10,763,802
Holley, Inc. (a)(b)	278,647	607,450
LCI Industries	129,749	14,636,985
Lear Corp.	301,266	42,071,797
Luminar Technologies, Inc. (a)(b)	1,202,582	10,763,109
Mobileye Global, Inc. (b)	237,870	9,398,244
Modine Manufacturing Co. (a)	265,623	6,483,857
Motorcar Parts of America, Inc. (a)(b)	99,881	1,307,442
Patrick Industries, Inc.	109,849	8,002,500
QuantumScape Corp. Class A (a)(b)	1,424,600	13,633,422
Solid Power, Inc. (a)(b)	574,942	1,943,304
Spruce Power Holding Corp. (Class A) (a)	599,808	575,816
Standard Motor Products, Inc.	99,855	3,891,349
Stoneridge, Inc. (a)	138,961	3,308,661
Strattec Security Corp. (a)	19,351	397,083
Superior Industries International, Inc. (a)	102,505	557,627
Sypris Solutions, Inc. (a)	63,631	132,989
The Goodyear Tire & Rubber Co. (a)	1,441,974	16,380,825
Unique Fabricating, Inc. (a)(b)	27,077	7,040
Visteon Corp. (a)	144,935	24,209,942
Worksport Ltd. (a)(b)	66,892	106,358
XPEL, Inc. (a)	100,527	6,716,209
		325,427,054
Automobiles - 0.5%
Arcimoto, Inc. (a)(b)	7,987	14,057
AYRO, Inc. (a)(b)	118,851	80,486
Canoo, Inc. (a)(b)	1,092,526	817,756
Envirotech Vehicles, Inc. (a)(b)	65,082	237,549
Faraday Future Intelligent Electric, Inc. (a)(b)	1,221,131	649,642
Fisker, Inc. (a)(b)	830,065	6,167,383
Harley-Davidson, Inc.	679,956	32,331,908
Lordstown Motors Corp. Class A (a)(b)	882,523	917,824
Lucid Group, Inc. Class A (a)(b)	3,033,590	27,696,677
Mullen Automotive, Inc. (a)(b)	1,980,221	459,411
Rivian Automotive, Inc. (a)	2,816,094	54,350,614
Thor Industries, Inc. (b)	274,998	25,022,068
Volcon, Inc. (a)	73,342	123,948
Winnebago Industries, Inc.	155,650	9,893,114
Workhorse Group, Inc. (a)(b)	899,899	1,853,792
		160,616,229
Distributors - 0.0%
Amcon Distributing Co.	1,002	164,057
Educational Development Corp.	33,157	121,355
Funko, Inc. (a)(b)	180,971	1,956,297
Kaival Brands Innovations Group, Inc. (a)(b)	69,524	44,808
Weyco Group, Inc.	34,772	921,458
		3,207,975
Diversified Consumer Services - 0.8%
2U, Inc. (a)	399,845	3,582,611
ADT, Inc.	1,093,945	8,248,345
Adtalem Global Education, Inc. (a)	232,441	9,093,092
American Public Education, Inc. (a)	96,967	1,070,516
Amesite, Inc. (a)(b)	6,784	20,216
Aspen Group, Inc. (a)	109,809	18,042
Bright Horizons Family Solutions, Inc. (a)	297,786	23,477,448
Carriage Services, Inc.	68,620	2,327,590
Chegg, Inc. (a)(b)	651,752	10,356,339
Coursera, Inc. (a)	436,145	4,915,354
Duolingo, Inc. (a)	126,733	11,506,089
European Wax Center, Inc. (b)	147,827	2,728,886
Frontdoor, Inc. (a)	414,462	11,708,552
Graham Holdings Co.	19,718	12,356,482
Grand Canyon Education, Inc. (a)	156,063	17,680,377
H&R Block, Inc.	794,166	29,225,309
Laureate Education, Inc. Class A	689,086	8,172,560
Lincoln Educational Services Corp. (a)	121,514	710,857
Mister Car Wash, Inc. (a)(b)	417,178	3,850,553
Nerdy, Inc. Class A (a)(b)	317,881	797,881
OneSpaWorld Holdings Ltd. (a)	301,822	3,498,117
Perdoceo Education Corp. (a)	347,060	4,784,222
Regis Corp. (a)(b)	208,659	300,469
Rover Group, Inc. Class A (a)	492,606	2,059,093
Service Corp. International	787,056	53,149,892
Strategic Education, Inc.	113,083	9,640,326
Stride, Inc. (a)	209,007	8,876,527
The Beachbody Co., Inc. (a)(b)	656,214	423,586
Udemy, Inc. (a)	338,881	3,199,037
Universal Technical Institute, Inc. (a)	171,397	1,244,342
Vivint Smart Home, Inc. Class A (a)	230,230	2,587,785
Wag! Group Co. (a)(b)	43,195	94,597
WW International, Inc. (a)(b)	275,845	1,009,593
Xwell, Inc. (a)(b)	543,540	221,112
		252,935,797
Hotels, Restaurants & Leisure - 3.1%
Accel Entertainment, Inc. (a)	283,421	2,593,302
Airbnb, Inc. Class A (a)	2,038,666	251,326,744
Allied Esports Entertainment, Inc. (a)	91,113	127,558
ARAMARK Holdings Corp.	1,315,850	48,423,280
Ark Restaurants Corp.	10,304	184,957
Bally's Corp. (a)	144,031	2,844,612
Biglari Holdings, Inc.:
Class A (a)(b)	348	311,460
Class B (a)	3,121	561,156
BJ's Restaurants, Inc. (a)	119,567	3,826,144
Bloomin' Brands, Inc.	445,804	11,635,484
Bluegreen Vacations Holding Corp. Class A	45,834	1,520,314
Bowlero Corp. Class A (a)	175,661	2,701,666
Boyd Gaming Corp.	407,990	26,572,389
Brinker International, Inc. (a)	224,536	8,532,368
BurgerFi International, Inc. (a)(b)	60,209	95,732
Canterbury Park Holding Co.	13,499	355,294
Carrols Restaurant Group, Inc. (a)	159,324	331,394
Century Casinos, Inc. (a)	137,449	1,272,778
Choice Hotels International, Inc.	141,914	16,796,941
Churchill Downs, Inc.	168,034	41,299,397
Chuy's Holdings, Inc. (a)	95,140	3,401,255
Cracker Barrel Old Country Store, Inc. (b)	113,094	12,322,722
Dave & Buster's Entertainment, Inc. (a)	216,772	8,675,215
Denny's Corp. (a)	294,411	3,435,776
Dine Brands Global, Inc.	79,747	6,114,202
Draftkings Holdings, Inc. (a)	2,298,920	43,357,631
Dutch Bros, Inc. (a)(b)	150,886	5,032,048
Ebet, Inc. (a)(b)	56,140	29,198
El Pollo Loco Holdings, Inc.	105,492	1,262,739
Elys Game Technology Corp. (a)	153,006	111,694
Esports Entertainment Group, Inc. (a)(b)	1,108	3,457
Everi Holdings, Inc. (a)	456,094	8,661,225
F45 Training Holdings, Inc. (a)(b)	179,921	372,436
FAT Brands, Inc.:
Class A (b)	11,828	84,688
Class B	16,621	102,552
Fiesta Restaurant Group, Inc. (a)	93,472	752,450
First Watch Restaurant Group, Inc. (a)	61,276	936,297
Flanigans Enterprises, Inc. (b)	5,262	153,650
Full House Resorts, Inc. (a)	168,328	1,629,415
GAN Ltd. (a)	226,051	424,976
Global Business Travel Group, Inc. (a)(b)	112,666	810,069
Golden Entertainment, Inc. (a)	112,315	4,617,270
Good Times Restaurants, Inc. (a)	49,295	139,505
Hall of Fame Resort & Entertainment Co. (a)(b)	17,548	173,550
Hilton Grand Vacations, Inc. (a)	406,458	19,404,305
Hyatt Hotels Corp. Class A (a)	246,737	28,680,709
Inspirato, Inc. (a)(b)	71,068	73,200
Inspired Entertainment, Inc. (a)	127,612	2,017,546
Jack in the Box, Inc.	107,678	8,441,955
Krispy Kreme, Inc. (b)	341,921	4,448,392
Kura Sushi U.S.A., Inc. Class A (a)	19,786	1,238,999
Life Time Group Holdings, Inc. (a)(b)	286,551	5,177,977
Light & Wonder, Inc. Class A (a)	478,523	29,960,325
Lindblad Expeditions Holdings (a)	172,207	1,477,536
Lottery.Com, Inc. (a)	174,096	105,328
Marriott Vacations Worldwide Corp.	195,719	29,943,050
Membership Collective Group, Inc. Class A (a)(b)	205,835	1,377,036
Monarch Casino & Resort, Inc.	71,919	5,294,677
Muscle Maker, Inc. (a)(b)	148,798	203,109
Nathan's Famous, Inc.	13,340	1,018,509
Noodles & Co. (a)	195,792	1,143,425
Papa John's International, Inc.	163,882	13,757,894
Penn Entertainment, Inc. (a)	793,278	24,218,777
Planet Fitness, Inc. (a)	427,776	34,671,245
Playa Hotels & Resorts NV (a)	682,904	6,091,504
PlayAGS, Inc. (a)	143,949	924,153
Portillo's, Inc. (a)	182,039	4,135,926
Potbelly Corp. (a)	127,119	915,257
Rave Restaurant Group, Inc. (a)	97,673	157,254
RCI Hospitality Holdings, Inc.	43,049	3,606,215
Red Robin Gourmet Burgers, Inc. (a)(b)	84,564	719,640
Red Rock Resorts, Inc.	250,790	10,951,999
Rush Street Interactive, Inc. (a)	287,415	1,204,269
Ruth's Hospitality Group, Inc.	160,904	3,000,860
SeaWorld Entertainment, Inc. (a)	204,975	13,241,385
Shake Shack, Inc. Class A (a)	189,658	10,581,020
Six Flags Entertainment Corp. (a)	376,228	9,932,419
Sonder Holdings, Inc. (a)(b)	738,823	760,988
Sweetgreen, Inc. Class A (a)(b)	390,335	3,403,721
Target Hospitality Corp. (a)	125,399	1,859,667
Texas Roadhouse, Inc. Class A	341,628	34,688,907
The Cheesecake Factory, Inc.	244,136	9,140,452
The ONE Group Hospitality, Inc. (a)	129,231	1,098,464
Travel+Leisure Co.	413,106	17,329,797
Vacasa, Inc. Class A (a)(b)	469,789	681,194
Vail Resorts, Inc.	207,077	48,350,409
Wendy's Co.	868,666	19,075,905
Wingstop, Inc.	153,162	26,091,147
Wyndham Hotels & Resorts, Inc.	451,256	34,755,737
Xponential Fitness, Inc. (a)	93,209	2,366,577
		1,001,635,850
Household Durables - 1.1%
Aterian, Inc. (a)(b)	407,061	488,473
Bassett Furniture Industries, Inc.	46,909	870,162
Beazer Homes U.S.A., Inc. (a)	149,903	2,235,054
Cavco Industries, Inc. (a)	42,386	12,080,010
Century Communities, Inc.	146,984	8,791,113
Cricut, Inc. (b)	201,079	2,145,513
Dixie Group, Inc. (a)	66,357	60,591
Dream Finders Homes, Inc. (a)(b)	109,300	1,314,879
Emerson Radio Corp. (a)	23,862	13,148
Ethan Allen Interiors, Inc. (b)	115,494	3,412,848
Flexsteel Industries, Inc.	26,878	563,900
GoPro, Inc. Class A (a)	660,108	3,425,961
Green Brick Partners, Inc. (a)	139,892	4,364,630
Hamilton Beach Brands Holding Co. Class A	28,612	371,956
Harbor Custom Development, Inc. (a)(b)	65,264	29,565
Helen of Troy Ltd. (a)	122,477	13,801,933
Hooker Furnishings Corp.	59,612	1,310,570
Hovnanian Enterprises, Inc. Class A (a)	26,006	1,771,269
Installed Building Products, Inc.	120,504	13,903,752
iRobot Corp. (a)(b)	137,739	5,659,696
KB Home	423,478	14,936,069
Koss Corp. (a)(b)	33,303	170,511
La-Z-Boy, Inc.	223,456	7,235,505
Landsea Homes Corp. (a)	49,058	320,594
Legacy Housing Corp. (a)	44,518	888,579
Leggett & Platt, Inc. (b)	677,526	23,367,872
LGI Homes, Inc. (a)	104,073	10,855,855
Lifetime Brands, Inc.	60,654	480,380
Live Ventures, Inc. (a)	8,076	262,147
Lovesac (a)	79,108	2,277,519
M.D.C. Holdings, Inc.	292,361	10,817,357
M/I Homes, Inc. (a)	139,946	8,094,477
Meritage Homes Corp.	187,979	20,532,946
Nova LifeStyle, Inc. (a)	18,847	12,590
Purple Innovation, Inc. (a)(b)	249,265	1,076,825
Skyline Champion Corp. (a)	272,735	18,657,801
Snap One Holdings Corp. (a)	85,674	1,001,529
Sonos, Inc. (a)(b)	655,602	12,738,347
Taylor Morrison Home Corp. (a)	555,362	19,898,620
Tempur Sealy International, Inc.	873,127	37,317,448
Toll Brothers, Inc.	537,487	32,216,971
TopBuild Corp. (a)	163,673	33,976,878
Traeger, Inc. (a)(b)	304,168	1,210,589
TRI Pointe Homes, Inc. (a)	521,203	12,425,480
Tupperware Brands Corp. (a)	204,927	840,201
Universal Electronics, Inc. (a)	63,505	807,784
Vizio Holding Corp. (a)(b)	295,358	3,027,420
VOXX International Corp. (a)(b)	68,983	788,476
Vuzix Corp. (a)(b)	298,414	1,238,418
ZAGG, Inc. rights (a)(c)	138,785	1
		354,090,212
Internet & Direct Marketing Retail - 1.5%
1-800-FLOWERS.com, Inc. Class A (a)	143,391	1,419,571
1stDibs.com, Inc. (a)(b)	94,738	481,269
a.k.a. Brands Holding Corp. (a)(b)	77,914	109,859
BARK, Inc. (a)(b)	511,819	690,956
Boxed, Inc. Class A (a)(b)	250,202	153,399
CarParts.com, Inc. (a)	256,444	1,607,904
Chewy, Inc. (a)(b)	474,922	19,258,087
ContextLogic, Inc. (a)	2,942,394	1,432,063
Digital Brands Group, Inc. (a)(b)	131	202
Doordash, Inc. (a)	1,347,522	73,655,553
Duluth Holdings, Inc. (a)(b)	70,034	420,904
Groupon, Inc. (a)(b)	108,250	812,958
Grove Collaborative Holdings, Inc. Class A (a)	329,289	143,438
iMedia Brands, Inc. (a)(b)	72,760	56,025
iPower, Inc. (a)(b)	15,769	11,354
Kidpik Corp. (a)(b)	17,334	14,077
Lands' End, Inc. (a)(b)	66,002	501,615
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	44,361	135,301
Lyft, Inc. (a)	1,618,850	16,188,500
Overstock.com, Inc. (a)(b)	232,210	4,497,908
PARTS iD, Inc. (a)(b)	15,012	6,362
PetMed Express, Inc.	114,076	2,142,347
Polished.Com, Inc. (a)(b)	572,592	389,363
Qurate Retail, Inc. (a)(b)	10,290	60,711
Qurate Retail, Inc. Series A (a)(b)	1,737,876	3,666,918
Rent the Runway, Inc. Class A (a)(b)	235,522	803,130
Revolve Group, Inc. (a)(b)	208,038	5,633,669
RumbleON, Inc. Class B (a)	57,136	519,366
Stitch Fix, Inc. (a)(b)	382,278	1,781,415
The RealReal, Inc. (a)(b)	465,600	628,560
thredUP, Inc. (a)(b)	333,092	529,616
Uber Technologies, Inc. (a)	10,213,827	339,711,851
Wayfair LLC Class A (a)(b)	394,061	15,955,530
Xometry, Inc. (a)(b)	153,009	4,653,004
		498,072,785
Leisure Products - 0.6%
Acushnet Holdings Corp.	164,955	7,960,728
American Outdoor Brands, Inc. (a)	67,681	624,696
AMMO, Inc. (a)(b)	497,520	970,164
Brunswick Corp.	370,910	32,424,952
Clarus Corp.	157,892	1,563,131
Escalade, Inc.	50,039	643,001
JAKKS Pacific, Inc. (a)	37,051	716,566
Johnson Outdoors, Inc. Class A	28,930	1,876,400
Latham Group, Inc. (a)	225,238	716,257
Malibu Boats, Inc. Class A (a)	105,286	6,291,891
Marine Products Corp.	46,711	597,901
MasterCraft Boat Holdings, Inc. (a)	92,395	3,120,179
Mattel, Inc. (a)	1,826,454	32,857,907
Nautilus, Inc. (a)	174,873	283,294
Peloton Interactive, Inc. Class A (a)(b)	1,615,300	20,869,676
Polaris, Inc.	278,364	31,663,905
Smith & Wesson Brands, Inc.	233,251	2,551,766
Solo Brands, Inc. Class A (a)(b)	108,433	447,828
Sturm, Ruger & Co., Inc.	91,859	5,352,624
Topgolf Callaway Brands Corp. (a)(b)	706,456	16,375,650
Vista Outdoor, Inc. (a)	289,755	8,275,403
YETI Holdings, Inc. (a)	440,111	17,155,527
		193,339,446
Multiline Retail - 0.3%
Big Lots, Inc. (b)	154,374	2,215,267
Dillard's, Inc. Class A (b)	17,379	6,194,049
Franchise Group, Inc.	138,867	3,861,891
Kohl's Corp.	596,627	16,729,421
Macy's, Inc.	1,381,901	28,273,694
Nordstrom, Inc.	575,577	11,212,240
Ollie's Bargain Outlet Holdings, Inc. (a)	300,694	17,301,933
		85,788,495
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A (a)	256,768	7,551,547
Academy Sports & Outdoors, Inc.	407,242	24,088,364
America's Car Mart, Inc. (a)	29,926	2,542,513
American Eagle Outfitters, Inc.	901,634	12,956,481
Arhaus, Inc. (a)(b)	111,207	1,613,614
Arko Corp.	375,755	3,013,555
Asbury Automotive Group, Inc. (a)	109,898	24,957,836
AutoNation, Inc. (a)	175,334	23,934,844
Barnes & Noble Education, Inc. (a)	202,480	417,109
Bed Bath & Beyond, Inc. (a)(b)	384,695	542,420
Big 5 Sporting Goods Corp. (b)	125,374	1,107,052
Boot Barn Holdings, Inc. (a)	152,112	11,781,074
Brilliant Earth Group, Inc. Class A (a)	47,672	245,511
Build-A-Bear Workshop, Inc. (a)	67,375	1,411,506
Burlington Stores, Inc. (a)	335,518	71,884,732
Caleres, Inc. (b)	186,029	4,857,217
Camping World Holdings, Inc.	203,738	4,651,339
Carvana Co. Class A (a)(b)	512,501	4,827,759
Chico's FAS, Inc. (a)	637,292	3,664,429
Citi Trends, Inc. (a)	44,655	1,252,126
Conn's, Inc. (a)	74,389	637,514
Designer Brands, Inc. Class A (b)	259,131	2,536,892
Destination XL Group, Inc. (a)	286,189	1,711,410
Dick's Sporting Goods, Inc.	284,289	36,568,094
Envela Corp. (a)(b)	42,214	308,162
EVgo, Inc. Class A (a)(b)	363,837	2,157,553
Express, Inc. (a)(b)	352,565	359,616
Five Below, Inc. (a)	283,527	57,924,566
Floor & Decor Holdings, Inc. Class A (a)(b)	542,497	49,806,650
Foot Locker, Inc.	404,854	17,700,217
GameStop Corp. Class A (b)	1,295,447	24,911,446
Gap, Inc. (b)	1,087,312	14,145,929
Genesco, Inc. (a)	65,224	2,933,123
Group 1 Automotive, Inc.	74,518	16,473,694
GrowGeneration Corp. (a)(b)	324,622	1,374,774
Guess?, Inc. (b)	156,647	3,295,853
Haverty Furniture Companies, Inc.	71,489	2,697,995
Hibbett, Inc. (b)	63,171	4,543,890
J.Jill, Inc. (a)(b)	22,539	625,457
JOANN, Inc. (b)	62,539	227,017
Kirkland's, Inc. (a)(b)	67,801	219,675
Lazydays Holdings, Inc. (a)(b)	47,724	584,619
Leslie's, Inc. (a)(b)	768,981	9,696,850
Lithia Motors, Inc. Class A (sub. vtg.)	140,140	35,760,925
LL Flooring Holdings, Inc. (a)	146,817	741,426
MarineMax, Inc. (a)	112,220	3,768,348
Monro, Inc.	161,194	8,130,625
Murphy U.S.A., Inc.	106,517	27,171,422
National Vision Holdings, Inc. (a)	403,373	15,070,015
OneWater Marine, Inc. Class A (a)(b)	59,370	1,651,673
Penske Automotive Group, Inc.	123,223	17,762,595
Petco Health & Wellness Co., Inc. (a)(b)	408,431	4,206,839
RH (a)	98,256	29,381,492
Sally Beauty Holdings, Inc. (a)	548,485	8,825,124
Shift Technologies, Inc. Class A (a)(b)	627,221	131,403
Shoe Carnival, Inc. (b)	88,693	2,337,061
Signet Jewelers Ltd.	236,871	16,964,701
Sleep Number Corp. (a)(b)	111,335	4,437,813
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	86,036	4,894,588
Sportsman's Warehouse Holdings, Inc. (a)	210,072	1,888,547
The Aaron's Co., Inc.	156,134	2,240,523
The Buckle, Inc.	150,605	6,143,178
The Cato Corp. Class A (sub. vtg.)	86,630	801,328
The Children's Place, Inc. (a)	68,477	2,867,132
The Container Store Group, Inc. (a)	164,029	713,526
The ODP Corp. (a)	199,100	9,015,248
Tile Shop Holdings, Inc. (a)(b)	174,917	955,047
Tilly's, Inc. (a)	114,042	989,885
Torrid Holdings, Inc. (a)(b)	62,706	171,187
TravelCenters of America LLC (a)(b)	64,854	5,470,435
Upbound Group, Inc.	257,394	6,911,029
Urban Outfitters, Inc. (a)(b)	305,725	8,239,289
Victoria's Secret & Co. (a)	415,519	16,471,173
Volta, Inc. (a)(b)	621,539	533,218
Vroom, Inc. (a)(b)	657,642	697,101
Warby Parker, Inc. (a)	316,731	4,120,670
Williams-Sonoma, Inc. (b)	341,171	42,619,081
Winmark Corp.	13,920	4,064,640
Zumiez, Inc. (a)(b)	80,209	1,865,661
		756,755,972
Textiles, Apparel & Luxury Goods - 1.5%
Allbirds, Inc. Class A (a)(b)	525,377	1,502,578
Capri Holdings Ltd. (a)	656,496	32,542,507
Carter's, Inc.	194,503	14,663,581
Charles & Colvard Ltd. (a)	136,800	116,294
Columbia Sportswear Co.	181,454	15,822,789
Crocs, Inc. (a)	316,120	38,474,965
Crown Crafts, Inc.	21,673	122,452
Culp, Inc.	47,719	264,363
Deckers Outdoor Corp. (a)	135,253	56,312,587
Delta Apparel, Inc. (a)	30,662	393,958
Forward Industries, Inc. (NY Shares) (a)(b)	23,626	26,697
Fossil Group, Inc. (a)	252,383	1,092,818
G-III Apparel Group Ltd. (a)	222,676	3,699,762
Hanesbrands, Inc. (b)	1,783,894	10,132,518
Jerash Holdings U.S., Inc.	22,613	106,281
Kontoor Brands, Inc.	252,030	13,143,365
Lakeland Industries, Inc.	42,420	643,511
Levi Strauss & Co. Class A (b)	495,647	8,891,907
lululemon athletica, Inc. (a)	593,829	183,611,927
Movado Group, Inc.	86,662	3,000,238
Oxford Industries, Inc.	76,515	8,998,929
PLBY Group, Inc. (a)(b)	165,945	353,463
PVH Corp.	333,408	26,752,658
Rocky Brands, Inc.	35,612	947,991
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	685,824	30,526,026
Steven Madden Ltd.	374,845	13,606,874
Superior Group of Companies, Inc.	51,315	594,228
Toughbuilt Industries, Inc. (a)	62,838	118,135
Under Armour, Inc.:
Class A (sub. vtg.) (a)	1,045,102	10,377,863
Class C (non-vtg.) (a)	918,606	8,083,733
Unifi, Inc. (a)	68,314	707,050
Vera Bradley, Inc. (a)	131,927	699,213
Vince Holding Corp. (a)	16,567	115,638
Wolverine World Wide, Inc.	407,681	6,828,657
		493,275,556
TOTAL CONSUMER DISCRETIONARY		4,125,145,371
CONSUMER STAPLES - 2.9%
Beverages - 0.2%
Alkaline Water Co., Inc. (a)(b)	668,891	163,611
Boston Beer Co., Inc. Class A (a)	48,508	15,706,890
Celsius Holdings, Inc. (a)(b)	207,163	18,810,400
Coca-Cola Bottling Co. Consolidated	23,508	13,090,430
Duckhorn Portfolio, Inc. (a)	217,631	3,318,873
Eastside Distilling, Inc. (a)(b)	64,681	18,428
MGP Ingredients, Inc.	79,186	8,032,628
National Beverage Corp. (a)(b)	120,068	5,601,172
Splash Beverage Group, Inc. (a)	131,211	178,447
The Vita Coco Co., Inc. (a)(b)	124,663	2,108,051
Vintage Wine Estates, Inc. (a)(b)	178,461	273,045
Willamette Valley Vineyards, Inc. (a)	13,510	85,924
Zevia PBC (a)(b)	204,329	713,108
		68,101,007
Food & Staples Retailing - 0.8%
Albertsons Companies, Inc.	825,143	16,403,843
Andersons, Inc.	162,120	7,397,536
BJ's Wholesale Club Holdings, Inc. (a)	689,860	49,531,948
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(b)	89,331	245
warrants 11/4/28 (a)(b)	89,331	86
warrants 11/4/28 (a)(b)	89,331	35
Class A (a)(b)	156,270	142,675
Casey's General Stores, Inc.	190,129	39,537,326
Chefs' Warehouse Holdings (a)	173,461	5,646,156
Grocery Outlet Holding Corp. (a)	455,129	12,311,239
HF Foods Group, Inc. (a)	174,886	678,558
Ingles Markets, Inc. Class A	75,291	6,731,015
MedAvail Holdings, Inc. (a)(b)	110,559	41,084
Natural Grocers by Vitamin Cottage, Inc.	48,873	536,626
Performance Food Group Co. (a)	795,462	45,015,195
PriceSmart, Inc.	127,512	8,890,137
Rite Aid Corp. (a)(b)	279,136	1,077,465
SpartanNash Co.	183,004	4,897,187
Sprouts Farmers Market LLC (a)	540,212	16,363,021
U.S. Foods Holding Corp. (a)	1,047,808	39,324,234
United Natural Foods, Inc. (a)	297,453	12,115,261
Village Super Market, Inc. Class A	27,952	624,168
Weis Markets, Inc.	85,829	6,560,769
		273,825,809
Food Products - 1.2%
Alico, Inc. (b)	27,857	717,039
AppHarvest, Inc. (a)(b)	403,045	411,106
Arcadia Biosciences, Inc. (a)(b)	121,860	30,477
B&G Foods, Inc. Class A (b)	373,363	4,730,509
Barfresh Food Group, Inc. (a)(b)	24,256	29,107
Benson Hill, Inc. (a)(b)	649,598	1,448,604
Better Choice Co., Inc. (a)	94,390	66,488
Beyond Meat, Inc. (a)(b)	312,901	5,582,154
Blue Star Foods Corp. (a)(b)	51,097	7,808
BRC, Inc. Class A (a)(b)	189,727	1,263,582
Bridgford Foods Corp. (a)	8,670	110,716
Bunge Ltd.	768,404	73,382,582
Cal-Maine Foods, Inc.	193,920	11,014,656
Calavo Growers, Inc.	89,440	2,886,229
Coffee Holding Co., Inc.	28,737	58,911
Darling Ingredients, Inc. (a)	821,868	51,999,588
Farmer Brothers Co. (a)(b)	91,520	413,670
Flowers Foods, Inc.	981,312	27,358,979
Fresh Del Monte Produce, Inc.	158,995	4,973,364
Freshpet, Inc. (a)	244,820	15,222,908
Hostess Brands, Inc. Class A (a)	683,084	16,872,175
Ingredion, Inc.	336,813	33,479,212
J&J Snack Foods Corp.	77,379	10,926,689
John B. Sanfilippo & Son, Inc.	47,112	4,229,244
Kalera PLC Class A (a)(b)	957	4,460
Laird Superfood, Inc. (a)	19,546	21,892
Lancaster Colony Corp.	101,593	19,503,824
Lifecore Biomedical (a)	121,368	702,721
Lifeway Foods, Inc. (a)(b)	26,445	159,199
Limoneira Co.	78,438	1,233,830
Local Bounti Corp. (a)(b)	209,830	143,964
MamaMancini's Holdings, Inc. (a)	58,399	107,454
Mission Produce, Inc. (a)	203,108	2,339,804
Nuzee, Inc. (a)	1,677	20,342
Pilgrim's Pride Corp. (a)	229,790	5,374,788
Post Holdings, Inc. (a)	277,139	24,931,424
RiceBran Technologies (a)(b)	19,029	22,454
Rocky Mountain Chocolate Factory, Inc. (a)	27,891	139,734
S&W Seed Co. (a)(b)	102,751	188,034
Seaboard Corp.	1,322	5,221,874
Seneca Foods Corp. Class A (a)	31,245	1,737,222
Sovos Brands, Inc. (a)	202,739	2,649,799
Stryve Foods, Inc. (a)(b)	40,836	27,768
Tattooed Chef, Inc. (a)(b)	238,675	300,731
The Hain Celestial Group, Inc. (a)	457,033	8,148,898
The Real Good Food Co., Inc. (a)	29,480	113,793
The Simply Good Foods Co. (a)	429,852	16,459,033
Tootsie Roll Industries, Inc.	89,748	3,951,604
TreeHouse Foods, Inc. (a)	258,313	12,603,091
Utz Brands, Inc. Class A	344,074	5,642,814
Vital Farms, Inc. (a)	139,167	2,248,939
Westrock Coffee Holdings (a)(b)	58,427	653,214
Whole Earth Brands, Inc. Class A (a)	174,675	600,882
		382,469,383
Household Products - 0.2%
Central Garden & Pet Co. (a)	8,761	354,821
Central Garden & Pet Co. Class A (non-vtg.) (a)	255,872	9,833,161
Energizer Holdings, Inc.	337,876	12,241,247
Oil-Dri Corp. of America	26,382	987,478
Reynolds Consumer Products, Inc.	282,716	7,757,727
Spectrum Brands Holdings, Inc.	208,646	13,357,517
WD-40 Co. (b)	67,826	11,763,063
		56,295,014
Personal Products - 0.4%
BellRing Brands, Inc. (a)	691,170	21,343,330
Coty, Inc. Class A (a)	1,875,615	21,194,450
Cyanotech Corp. (a)	22,741	26,607
Edgewell Personal Care Co.	264,258	11,283,817
elf Beauty, Inc. (a)	257,800	19,270,550
Guardion Health Sciences, Inc. (a)(b)	1,967	13,277
Herbalife Nutrition Ltd. (a)	498,464	9,645,278
Inter Parfums, Inc.	90,364	10,880,729
Jupiter Wellness, Inc. (a)(b)	52,507	24,405
Lifemd, Inc. (a)	112,180	199,680
LifeVantage Corp.	65,371	253,639
Mannatech, Inc.	4,371	73,214
MediFast, Inc. (b)	55,522	6,225,682
Natural Alternatives International, Inc. (a)	21,893	197,037
Natural Health Trends Corp.	33,646	171,258
Nature's Sunshine Products, Inc. (a)	58,546	634,639
Nu Skin Enterprises, Inc. Class A	251,466	10,018,405
Olaplex Holdings, Inc. (a)	435,752	2,143,900
The Beauty Health Co. (a)(b)	513,197	6,471,414
The Honest Co., Inc. (a)	283,842	791,919
Thorne HealthTech, Inc. (a)	60,489	299,421
United-Guardian, Inc.	15,444	176,370
Upexi, Inc. (a)(b)	38,202	178,785
USANA Health Sciences, Inc. (a)	57,035	3,466,587
Veru, Inc. (a)(b)	271,784	1,074,906
Zivo Bioscience, Inc. (a)(b)	270,396	862,563
		126,921,862
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	1,112,970	1,005,568
Turning Point Brands, Inc.	79,219	1,893,334
Universal Corp.	129,636	6,558,285
Vector Group Ltd.	653,913	8,677,426
		18,134,613
TOTAL CONSUMER STAPLES		925,747,688
ENERGY - 4.5%
Energy Equipment & Services - 1.2%
Archrock, Inc.	686,228	7,596,544
Bristow Group, Inc. (a)	123,146	3,354,497
Cactus, Inc.	309,395	14,216,700
Championx Corp.	1,019,392	31,162,813
Core Laboratories NV (b)	226,644	5,409,992
Diamond Offshore Drilling, Inc. (a)	514,977	6,117,927
DMC Global, Inc. (a)	96,627	2,586,705
Dril-Quip, Inc. (a)	175,739	6,019,061
Energy Services of America Corp.	46,832	108,650
ENGlobal Corp. (a)(b)	109,121	86,751
Enservco Corp. (a)(b)	69,754	41,148
Expro Group Holdings NV (a)	350,738	7,972,275
Forum Energy Technologies, Inc. (a)	23,743	695,195
Geospace Technologies Corp. (a)	66,740	375,746
Gulf Island Fabrication, Inc. (a)	51,916	208,183
Helix Energy Solutions Group, Inc. (a)(b)	729,748	6,042,313
Helmerich & Payne, Inc.	539,741	22,712,301
Independence Contract Drilling, Inc. (a)(b)	57,810	219,678
KLX Energy Services Holdings, Inc. (a)(b)	59,451	760,378
Liberty Oilfield Services, Inc. Class A	805,608	12,285,522
Mammoth Energy Services, Inc. (a)	98,901	554,835
MIND Technology, Inc. (a)	39,830	23,145
Nabors Industries Ltd. (a)	45,882	6,896,523
Natural Gas Services Group, Inc. (a)	52,506	577,566
NCS Multistage Holdings, Inc. (a)	4,159	100,565
Newpark Resources, Inc. (a)	438,710	1,943,485
Nextier Oilfield Solutions, Inc. (a)	813,571	7,427,903
Nine Energy Service, Inc. (a)(b)	64,380	618,048
Noble Corp. PLC (a)	501,632	20,913,038
NOV, Inc.	2,016,989	44,131,719
Oceaneering International, Inc. (a)	514,552	10,748,991
Oil States International, Inc. (a)	324,794	2,965,369
Patterson-UTI Energy, Inc.	1,104,641	15,133,582
Profire Energy, Inc. (a)	140,467	162,942
ProFrac Holding Corp. (b)	140,748	2,692,509
ProPetro Holding Corp. (a)	501,395	4,417,290
Ranger Energy Services, Inc. Class A (a)	64,700	697,466
RPC, Inc.	433,730	3,803,812
SEACOR Marine Holdings, Inc. (a)	112,745	1,171,421
Select Energy Services, Inc. Class A	435,824	3,233,814
Smart Sand, Inc. (a)	122,996	217,703
Solaris Oilfield Infrastructure, Inc. Class A	174,910	1,561,946
Superior Drilling Products, Inc. (a)(b)	60,109	68,524
TechnipFMC PLC (a)	2,279,005	34,845,986
TETRA Technologies, Inc. (a)	590,744	2,103,049
Tidewater, Inc. (a)	256,874	12,545,726
Transocean Ltd. (United States) (a)(b)	3,417,524	23,888,493
U.S. Silica Holdings, Inc. (a)	390,323	4,738,521
Valaris Ltd. (a)	308,306	20,733,579
Weatherford International PLC (a)	330,258	22,001,788
		378,891,717
Oil, Gas & Consumable Fuels - 3.3%
Adams Resources & Energy, Inc.	7,990	464,938
Aemetis, Inc. (a)(b)	158,302	565,138
Alto Ingredients, Inc. (a)	329,658	962,601
American Resources Corp. (a)(b)	284,065	463,026
Amplify Energy Corp. (a)	189,932	1,591,630
Antero Midstream GP LP	1,711,137	18,035,384
Antero Resources Corp. (a)	1,413,430	37,031,866
Arch Resources, Inc.	92,362	14,533,161
Barnwell Industries, Inc.	51,032	122,987
Battalion Oil Corp. (a)	14,677	132,240
Berry Corp.	339,359	3,200,155
California Resources Corp.	375,459	15,844,370
Callon Petroleum Co. (a)	261,950	10,153,182
Camber Energy, Inc. (a)(b)	44,972	77,352
Centrus Energy Corp. Class A (a)(b)	60,159	2,695,725
Cheniere Energy, Inc.	1,273,774	200,415,601
Chesapeake Energy Corp.	549,160	44,377,620
Chord Energy Corp.	212,987	28,672,310
Civitas Resources, Inc.	262,402	18,412,748
Clean Energy Fuels Corp. (a)	890,840	4,988,704
CNX Resources Corp. (a)(b)	919,582	14,115,584
Comstock Mining, Inc. (a)(b)	313,649	92,526
Comstock Resources, Inc.	464,487	5,638,872
CONSOL Energy, Inc.	169,050	9,252,107
Crescent Energy, Inc. Class A	199,470	2,301,884
CVR Energy, Inc.	147,842	4,691,027
Delek U.S. Holdings, Inc.	354,501	8,922,790
Denbury, Inc. (a)	254,473	21,215,414
Dorian LPG Ltd.	165,475	3,632,176
DT Midstream, Inc.	494,411	24,819,432
Earthstone Energy, Inc. (a)(b)	193,798	2,703,482
Ecoark Holdings, Inc. (a)(b)	90,516	19,914
Empire Petroleum Corp. (a)(b)	52,454	681,902
Enviva, Inc. (b)	157,234	6,849,113
Epsilon Energy Ltd.	84,686	486,945
Equitrans Midstream Corp.	2,207,170	13,309,235
Evolution Petroleum Corp.	161,084	1,048,657
Excelerate Energy, Inc.	93,362	2,017,553
Gevo, Inc. (a)(b)	1,158,187	2,142,646
Granite Ridge Resources, Inc.	52,558	278,032
Green Plains, Inc. (a)	302,067	10,472,663
Gulfport Energy Corp. (a)(b)	59,385	3,926,536
Hallador Energy Co. (a)	125,236	955,551
HF Sinclair Corp.	687,143	34,164,750
HighPeak Energy, Inc. (b)	70,699	1,891,198
Houston American Energy Corp. (a)(b)	40,751	133,256
International Seaways, Inc.	205,325	10,561,918
Kinetik Holdings, Inc. (b)	111,696	3,322,956
Kosmos Energy Ltd. (a)	2,354,399	18,529,120
Lightbridge Corp. (a)(b)	47,134	200,791
Magnolia Oil & Gas Corp. Class A	855,777	18,698,727
Matador Resources Co.	574,407	30,897,353
Mexco Energy Corp. (a)(b)	8,154	102,088
Murphy Oil Corp.	746,780	29,139,356
NACCO Industries, Inc. Class A	20,474	765,523
New Concept Energy, Inc. (a)	18,203	22,985
New Fortress Energy, Inc.	244,858	8,077,865
Nextdecade Corp. (a)(b)	293,778	2,074,073
Northern Oil & Gas, Inc.	345,611	10,727,765
OPAL Fuels, Inc. (a)	15,372	121,746
Overseas Shipholding Group, Inc. (a)	338,635	1,252,950
Ovintiv, Inc.	1,270,170	54,325,171
Par Pacific Holdings, Inc. (a)	280,811	7,800,930
PBF Energy, Inc. Class A	585,113	25,575,289
PDC Energy, Inc.	474,426	31,838,729
Peabody Energy Corp. (a)(b)	596,477	16,283,822
Pedevco Corp. (a)	84,513	86,203
Permian Resource Corp. Class A	1,045,511	11,301,974
Phx Minerals, Inc. Class A	151,443	434,641
PrimeEnergy Corp. (a)	2,574	232,947
Range Resources Corp.	1,237,398	33,335,502
Ranger Oil Corp.	96,951	4,023,467
Rex American Resources Corp. (a)	78,911	2,604,852
Riley Exploration Permian, Inc.	21,489	657,563
Ring Energy, Inc. (a)(b)	518,884	1,089,656
SandRidge Energy, Inc. (a)	163,269	2,382,095
SilverBow Resources, Inc. (a)	69,211	1,703,975
Sitio Royalties Corp.	381,117	8,960,061
SM Energy Co.	627,941	18,530,539
Southwestern Energy Co. (a)	5,635,025	29,865,633
Stabilis Solutions, Inc. (a)	16,243	60,911
Talos Energy, Inc. (a)	335,860	5,981,667
Tellurian, Inc. (a)(b)	2,633,224	3,923,504
Texas Pacific Land Corp.	31,652	56,346,574
U.S. Energy Corp.	25,732	55,581
Uranium Energy Corp. (a)(b)	1,857,317	6,872,073
VAALCO Energy, Inc.	554,719	2,601,632
Vertex Energy, Inc. (a)(b)	316,580	2,998,013
Vital Energy, Inc. (a)	86,136	4,426,529
Vitesse Energy, Inc.	112,472	1,955,888
W&T Offshore, Inc. (a)	491,724	2,758,572
World Fuel Services Corp.	315,900	8,671,455
		1,060,684,647
TOTAL ENERGY		1,439,576,364
FINANCIALS - 16.1%
Banks - 5.8%
1st Source Corp.	88,494	4,408,771
ACNB Corp.	45,450	1,683,468
Affinity Bancshares, Inc. (a)	5,282	84,565
Amalgamated Financial Corp.	94,860	2,233,953
Amerant Bancorp, Inc. Class A	131,295	3,728,778
American National Bankshares, Inc.	53,999	1,817,066
Ameris Bancorp	331,016	15,845,736
AmeriServ Financial, Inc.	97,571	388,333
Ames National Corp.	49,302	1,194,094
Arrow Financial Corp.	86,409	2,633,746
Associated Banc-Corp.	763,979	17,686,114
Atlantic Union Bankshares Corp.	384,141	14,389,922
Auburn National Bancorp., Inc.	5,319	128,241
Banc of California, Inc.	291,120	5,109,156
BancFirst Corp.	90,351	8,154,178
Bancorp, Inc., Delaware (a)	286,229	9,900,661
Bank First National Corp.	35,650	2,906,545
Bank of Hawaii Corp.	203,321	15,220,610
Bank of Marin Bancorp	73,857	2,141,853
Bank of South Carolina Corp.	11,021	182,618
Bank of the James Financial Group, Inc.	20,732	268,479
Bank OZK	565,759	26,041,887
Bank7 Corp.	18,182	533,824
BankFinancial Corp.	60,795	625,581
BankUnited, Inc.	390,220	13,821,592
Bankwell Financial Group, Inc.	30,261	913,277
Banner Corp.	175,118	11,028,932
Bar Harbor Bankshares	75,581	2,257,604
BayCom Corp.	67,847	1,392,899
BayFirst Financial Corp.	12,850	246,206
BCB Bancorp, Inc.	78,940	1,369,609
Berkshire Hills Bancorp, Inc.	229,262	6,662,354
Blue Ridge Bankshares, Inc.	68,440	837,706
BOK Financial Corp.	148,217	15,515,356
Brookline Bancorp, Inc., Delaware	461,166	5,976,711
Business First Bancshares, Inc.	119,602	2,492,506
Byline Bancorp, Inc.	118,112	2,911,461
C & F Financial Corp.	16,689	966,293
Cadence Bank	934,358	24,816,548
California Bancorp, Inc. (a)	32,556	828,550
Cambridge Bancorp	41,370	3,290,156
Camden National Corp.	76,089	3,131,062
Capital Bancorp, Inc.	45,567	925,466
Capital City Bank Group, Inc.	66,299	2,364,885
Capstar Financial Holdings, Inc.	95,056	1,644,469
Carter Bankshares, Inc. (a)	124,139	2,156,294
Cathay General Bancorp	380,547	16,333,077
CB Financial Services, Inc.	25,577	630,473
Central Pacific Financial Corp.	143,367	3,215,722
Central Valley Community Bancorp	49,918	1,273,408
Chemung Financial Corp.	16,976	853,553
ChoiceOne Financial Services, Inc.	34,286	975,094
Citizens & Northern Corp.	80,091	1,802,048
Citizens Community Bancorp, Inc.	27,672	345,347
Citizens Holding Co.	17,804	275,962
City Holding Co.	76,777	7,539,501
Civista Bancshares, Inc.	70,577	1,505,407
CNB Financial Corp., Pennsylvania	103,640	2,470,778
Coastal Financial Corp. of Washington (a)	56,044	2,586,431
Codorus Valley Bancorp, Inc.	42,413	1,068,808
Colony Bankcorp, Inc.	80,239	1,008,604
Columbia Banking Systems, Inc. (b)	400,446	11,905,260
Commerce Bancshares, Inc.	588,626	38,937,610
Community Bank System, Inc.	276,705	16,892,840
Community Financial Corp.	25,298	1,006,860
Community Trust Bancorp, Inc.	76,816	3,283,884
Community West Bancshares	7,923	119,717
ConnectOne Bancorp, Inc.	183,251	4,443,837
CrossFirst Bankshares, Inc. (a)	219,596	3,107,283
Cullen/Frost Bankers, Inc.	328,723	43,332,266
Customers Bancorp, Inc. (a)	155,117	4,777,604
CVB Financial Corp.	673,139	16,108,216
Dime Community Bancshares, Inc.	167,232	5,123,988
Eagle Bancorp Montana, Inc.	30,733	522,461
Eagle Bancorp, Inc.	163,409	7,158,948
East West Bancorp, Inc.	719,658	54,845,136
Eastern Bankshares, Inc.	863,886	13,545,732
Enterprise Bancorp, Inc.	45,714	1,617,818
Enterprise Financial Services Corp.	193,233	10,523,469
Equity Bancshares, Inc.	70,448	2,117,667
Esquire Financial Holdings, Inc.	35,434	1,629,610
Evans Bancorp, Inc.	28,417	1,107,410
Farmers & Merchants Bancorp, Inc. (b)	59,811	1,549,105
Farmers National Banc Corp.	178,202	2,539,379
FB Financial Corp.	181,171	6,828,335
Fidelity D & D Bancorp, Inc.	24,274	1,203,262
Financial Institutions, Inc.	76,116	1,899,855
Finward Bancorp	15,616	558,740
FinWise BanCorp (a)	41,633	385,105
First Bancorp, North Carolina	185,965	7,715,688
First Bancorp, Puerto Rico	919,575	13,343,033
First Bancshares, Inc.	123,781	3,875,583
First Bank Hamilton New Jersey	76,856	1,047,547
First Busey Corp.	273,482	6,601,855
First Business Finance Services, Inc.	37,413	1,325,168
First Capital, Inc.	17,277	459,741
First Citizens Bancshares, Inc.	60,884	44,674,244
First Commonwealth Financial Corp.	487,917	7,811,551
First Community Bankshares, Inc.	76,142	2,377,153
First Community Corp.	39,094	786,767
First Financial Bancorp, Ohio	486,566	11,988,986
First Financial Bankshares, Inc.	681,074	24,981,794
First Financial Corp., Indiana	56,080	2,464,716
First Financial Northwest, Inc.	37,255	556,590
First Foundation, Inc.	268,541	4,046,913
First Guaranty Bancshares, Inc.	31,343	642,845
First Hawaiian, Inc.	649,848	17,773,343
First Horizon National Corp.	2,732,318	67,679,517
First Internet Bancorp	43,046	1,162,672
First Interstate Bancsystem, Inc.	457,765	16,268,968
First Merchants Corp.	307,085	12,565,918
First Mid-Illinois Bancshares, Inc.	85,102	2,637,311
First National Corp.	13,827	249,024
First Northwest Bancorp	49,595	709,704
First of Long Island Corp.	109,921	1,870,855
First Savings Financial Group, Inc.	29,012	561,382
First U.S. Bancshares, Inc.	8,263	81,804
First United Corp.	31,269	610,371
First Western Financial, Inc. (a)	36,951	955,922
Five Star Bancorp	53,915	1,472,958
Flushing Financial Corp.	145,549	2,832,384
FNB Corp., Pennsylvania	1,785,214	25,475,004
FNCB Bancorp, Inc.	76,912	615,296
Franklin Financial Services Corp.	21,698	709,959
Fulton Financial Corp.	856,262	14,727,706
FVCBankcorp, Inc. (a)	71,336	966,603
German American Bancorp, Inc.	143,303	5,631,808
Glacier Bancorp, Inc.	568,842	26,951,734
Glen Burnie Bancorp	17,949	153,464
Great Southern Bancorp, Inc.	47,718	2,776,710
Guaranty Bancshares, Inc. Texas	43,389	1,354,171
Hancock Whitney Corp.	437,278	21,479,095
Hanmi Financial Corp.	154,845	3,657,439
Hanover Bancorp, Inc. (b)	7,047	140,235
HarborOne Bancorp, Inc.	223,641	3,057,172
Hawthorn Bancshares, Inc.	28,632	724,390
HBT Financial, Inc.	48,942	1,111,962
Heartland Financial U.S.A., Inc.	196,944	9,736,911
Heritage Commerce Corp.	309,532	3,748,433
Heritage Financial Corp., Washington	182,739	5,092,936
Hilltop Holdings, Inc.	233,615	7,749,010
Home Bancshares, Inc.	968,682	23,345,236
HomeStreet, Inc.	95,285	2,404,041
HomeTrust Bancshares, Inc.	73,545	2,152,662
Hope Bancorp, Inc.	621,440	7,960,646
Horizon Bancorp, Inc. Indiana	201,624	3,068,717
Independent Bank Corp.	107,163	2,362,944
Independent Bank Corp.	233,479	18,603,607
Independent Bank Group, Inc.	181,750	10,697,805
International Bancshares Corp.	270,813	13,142,555
Investar Holding Corp.	43,542	857,777
John Marshall Bankcorp, Inc.	58,592	1,559,133
Lakeland Bancorp, Inc.	331,765	6,386,476
Lakeland Financial Corp.	132,300	9,475,326
Landmark Bancorp, Inc.	9,607	222,210
LCNB Corp.	55,022	1,005,252
Limestone Bancorp, Inc.	20,482	564,279
LINKBANCORP, Inc.	47,052	376,416
Live Oak Bancshares, Inc.	170,972	5,908,792
Macatawa Bank Corp.	126,388	1,378,893
Mainstreet Bancshares, Inc.	30,055	888,726
Malvern Bancorp, Inc. (a)	29,678	528,565
Mercantile Bank Corp.	73,236	2,533,233
Meridian Corp.	25,725	812,910
Metrocity Bankshares, Inc.	92,135	1,858,363
Metropolitan Bank Holding Corp. (a)	57,108	3,187,197
Mid Penn Bancorp, Inc.	65,429	2,002,127
Middlefield Banc Corp.	28,377	801,366
Midland States Bancorp, Inc.	115,054	2,996,006
MidWestOne Financial Group, Inc.	72,263	2,170,781
MVB Financial Corp.	56,432	1,540,029
National Bank Holdings Corp.	192,772	7,805,338
National Bankshares, Inc.	30,676	1,283,177
NBT Bancorp, Inc.	222,296	9,022,995
Nicolet Bankshares, Inc. (a)	68,347	5,089,118
Northeast Bank	35,594	1,568,984
Northrim Bancorp, Inc.	30,266	1,589,268
Northwest Bancshares, Inc.	658,323	9,098,024
Norwood Financial Corp.	40,781	1,383,292
Oak Valley Bancorp Oakdale California	33,148	906,598
OceanFirst Financial Corp.	310,542	7,366,056
OFG Bancorp	242,009	7,361,914
Ohio Valley Banc Corp.	21,129	549,565
Old National Bancorp, Indiana	1,501,057	26,523,677
Old Point Financial Corp.	13,547	379,316
Old Second Bancorp, Inc.	205,561	3,408,201
OptimumBank Holdings, Inc. (a)	5,745	22,463
Orange County Bancorp, Inc.	13,541	735,547
Origin Bancorp, Inc.	149,796	5,678,766
Orrstown Financial Services, Inc.	54,174	1,246,002
Pacific Premier Bancorp, Inc.	486,963	15,787,340
PacWest Bancorp	603,986	16,760,612
Park National Corp.	74,856	9,564,351
Parke Bancorp, Inc.	48,832	996,661
Partners Bancorp	23,028	209,325
Pathfinder Bancorp, Inc.	4,888	94,045
Pathward Financial, Inc.	147,503	7,524,128
Patriot National Bancorp, Inc. (a)(b)	7,268	78,567
PCB Bancorp	64,072	1,169,955
Peapack-Gladstone Financial Corp.	83,038	3,084,862
Penns Woods Bancorp, Inc.	35,130	944,997
Peoples Bancorp of North Carolina	23,529	792,692
Peoples Bancorp, Inc.	147,419	4,586,205
Peoples Financial Services Corp.	34,184	1,693,817
Pinnacle Financial Partners, Inc.	391,947	29,039,353
Plumas Bancorp	25,842	1,085,364
Popular, Inc.	371,808	26,547,091
Preferred Bank, Los Angeles	68,250	4,804,800
Premier Financial Corp.	186,741	4,634,912
Primis Financial Corp.	103,797	1,215,463
Princeton Bancorp, Inc.	27,568	959,366
Prosperity Bancshares, Inc.	474,379	34,862,113
QCR Holdings, Inc.	86,535	4,628,757
RBB Bancorp	72,868	1,439,872
Red River Bancshares, Inc.	22,581	1,142,824
Renasant Corp.	286,152	10,295,749
Republic Bancorp, Inc., Kentucky Class A	45,803	2,038,234
Republic First Bancorp, Inc. (a)(b)	249,010	498,020
Richmond Mutual Bancorp., Inc.	62,419	823,307
Riverview Bancorp, Inc.	103,649	724,507
S&T Bancorp, Inc.	202,093	7,529,985
Salisbury Bancorp, Inc.	26,187	771,731
Sandy Spring Bancorp, Inc.	232,732	7,668,519
SB Financial Group, Inc.	33,489	560,941
Seacoast Banking Corp., Florida	422,144	12,879,613
ServisFirst Bancshares, Inc.	251,175	18,574,391
Shore Bancshares, Inc.	90,126	1,537,550
Sierra Bancorp	67,419	1,362,538
Silvergate Capital Corp. (a)(b)	166,696	2,318,741
Simmons First National Corp. Class A	651,613	14,485,357
SmartFinancial, Inc.	77,995	2,129,264
Sound Financial Bancorp, Inc.	11,429	455,331
South Plains Financial, Inc.	65,909	1,732,748
Southern First Bancshares, Inc. (a)	36,838	1,482,730
Southern States Bancshares, Inc.	29,816	863,471
Southside Bancshares, Inc.	157,241	6,005,034
Southstate Corp.	394,446	31,823,903
Stellar Bancorp, Inc.	234,746	6,866,321
Stock Yards Bancorp, Inc.	150,187	8,790,445
Summit Financial Group, Inc.	53,267	1,356,710
Summit State Bank	5,658	90,302
Synovus Financial Corp.	743,583	31,089,205
Texas Capital Bancshares, Inc. (a)	258,660	17,131,052
The First Bancorp, Inc.	45,027	1,318,391
Third Coast Bancshares, Inc. (a)	59,805	1,103,402
Tompkins Financial Corp.	67,218	5,027,234
TowneBank	344,096	10,436,432
Trico Bancshares	172,198	8,697,721
Triumph Bancorp, Inc. (a)	116,021	7,059,878
Trustmark Corp.	312,523	9,188,176
UMB Financial Corp.	223,267	20,241,386
Umpqua Holdings Corp.	1,107,685	19,561,717
Union Bankshares, Inc.	19,877	498,913
United Bancorp, Inc.	32,098	480,186
United Bankshares, Inc., West Virginia	690,120	28,136,192
United Community Bank, Inc.	543,693	18,001,675
United Security Bancshares, California	71,248	548,610
Unity Bancorp, Inc.	32,367	854,812
Univest Corp. of Pennsylvania	154,683	4,362,061
USCB Financial Holdings, Inc. (a)	56,690	720,530
Valley National Bancorp	2,150,735	24,905,511
Veritex Holdings, Inc.	276,278	7,365,571
Village Bank & Trust Financial Corp.	8,590	455,270
Virginia National Bankshares C	20,850	825,869
Washington Federal, Inc.	333,809	11,706,682
Washington Trust Bancorp, Inc.	92,905	3,902,010
Webster Financial Corp.	889,775	47,264,848
WesBanco, Inc.	302,096	10,920,770
West Bancorp., Inc.	80,964	1,705,102
Westamerica Bancorp.	139,069	7,665,483
Western Alliance Bancorp.	557,412	41,382,267
Wintrust Financial Corp.	310,169	28,575,870
		1,850,062,181
Capital Markets - 4.2%
Affiliated Managers Group, Inc.	191,813	30,576,910
Ares Management Corp.	796,959	64,258,804
Artisan Partners Asset Management, Inc.	344,789	11,367,693
Ashford, Inc. (a)	11,390	153,422
Assetmark Financial Holdings, Inc. (a)	107,517	3,365,282
Associated Capital Group, Inc.	15,625	562,813
Avantax, Inc. (a)	244,815	6,999,261
B. Riley Financial, Inc. (b)	82,600	3,285,828
Bakkt Holdings, Inc. Class A (a)(b)	389,336	568,431
BGC Partners, Inc. Class A	1,671,151	8,121,794
Blackstone, Inc.	3,594,213	326,354,540
Blue Owl Capital, Inc. Class A (b)	1,798,808	22,197,291
Bridge Investment Group Holdings, Inc.	141,587	1,924,167
BrightSphere Investment Group, Inc.	166,348	4,170,344
Carlyle Group LP	1,113,359	38,299,550
Cohen & Co., Inc.	5,372	47,891
Cohen & Steers, Inc.	126,799	9,175,176
Coinbase Global, Inc. (a)(b)	815,943	52,897,585
Cowen Group, Inc. Class A	132,020	5,147,460
Diamond Hill Investment Group, Inc.	15,822	2,762,521
Donnelley Financial Solutions, Inc. (a)	126,411	5,348,449
Evercore, Inc. Class A	181,750	23,841,965
Federated Hermes, Inc.	431,220	16,968,507
Focus Financial Partners, Inc. Class A (a)	295,447	15,321,881
Forge Global Holdings, Inc. Class A (a)(b)	524,187	943,537
GCM Grosvenor, Inc. Class A	223,496	1,839,372
Greenhill & Co., Inc.	70,560	793,094
Hamilton Lane, Inc. Class A	181,703	14,136,493
Hennessy Advisors, Inc. (b)	20,212	170,185
Heritage Global, Inc. (a)	149,786	374,465
Houlihan Lokey	255,245	24,426,947
Interactive Brokers Group, Inc.	525,937	45,288,435
Janus Henderson Group PLC	686,896	18,862,164
Jefferies Financial Group, Inc.	935,239	35,342,682
KKR & Co. LP	2,952,238	166,358,611
Lazard Ltd. Class A	575,660	21,506,658
LPL Financial	407,094	101,594,379
MarketWise, Inc. Class A (a)(b)	88,383	174,115
Moelis & Co. Class A	325,451	13,939,066
Morningstar, Inc.	128,050	26,548,607
National Holdings Corp. warrants 1/18/22 (a)(c)	3,483	0
Open Lending Corp. (a)	537,989	3,808,962
Oppenheimer Holdings, Inc. Class A (non-vtg.)	37,057	1,633,843
P10, Inc.	206,580	2,224,867
Perella Weinberg Partners Class A	222,052	2,244,946
Piper Jaffray Companies	72,276	10,912,953
PJT Partners, Inc.	125,488	9,898,493
Robinhood Markets, Inc. (a)(b)	2,614,891	26,331,952
Safeguard Scientifics, Inc. (a)(b)	93,666	295,985
Sculptor Capital Management, Inc. Class A	101,601	911,361
SEI Investments Co.	524,145	31,579,736
Siebert Financial Corp. (a)(b)	57,271	108,815
Silvercrest Asset Management Group Class A	46,441	826,185
StepStone Group, Inc. Class A	249,190	7,126,834
Stifel Financial Corp.	542,915	36,283,009
StoneX Group, Inc. (a)	87,985	8,871,528
TPG, Inc.	260,069	8,587,478
Tradeweb Markets, Inc. Class A	569,593	40,378,448
U.S. Global Investors, Inc. Class A	65,831	183,668
Value Line, Inc.	4,064	204,257
Victory Capital Holdings, Inc.	140,396	4,767,848
Virtu Financial, Inc. Class A	459,539	8,446,327
Virtus Investment Partners, Inc.	34,349	7,228,060
Westwood Holdings Group, Inc.	41,662	535,357
WisdomTree Investments, Inc.	583,142	3,481,358
		1,342,888,645
Consumer Finance - 0.7%
Ally Financial, Inc.	1,525,629	45,845,151
Atlanticus Holdings Corp. (a)(b)	24,307	779,039
Bread Financial Holdings, Inc.	255,116	10,477,614
Consumer Portfolio Services, Inc. (a)(b)	44,014	486,795
Credit Acceptance Corp. (a)(b)	31,196	13,861,631
CURO Group Holdings Corp.	108,035	315,462
Encore Capital Group, Inc. (a)(b)	120,089	6,206,200
Enova International, Inc. (a)	160,500	7,824,375
EZCORP, Inc. (non-vtg.) Class A (a)(b)	271,293	2,392,804
FirstCash Holdings, Inc.	191,210	16,874,283
Green Dot Corp. Class A (a)	242,422	4,589,048
Katapult Holdings, Inc. (a)	397,743	384,777
LendingClub Corp. (a)	538,836	5,065,058
LendingTree, Inc. (a)	54,979	1,810,458
Medallion Financial Corp. (b)	103,762	876,789
MoneyLion, Inc. (a)	575,434	384,850
Navient Corp.	543,299	9,806,547
Nelnet, Inc. Class A	92,741	8,705,598
NerdWallet, Inc. (a)	164,150	3,388,056
Nicholas Financial, Inc. (a)	55,502	355,768
OneMain Holdings, Inc.	624,807	26,922,934
Oportun Financial Corp. (a)	143,106	864,360
OppFi, Inc. Class A (a)(b)	42,985	90,698
PRA Group, Inc. (a)	201,333	8,568,732
PROG Holdings, Inc. (a)	255,793	6,323,203
Regional Management Corp.	46,799	1,475,104
SLM Corp.	1,279,875	18,404,603
SoFi Technologies, Inc. (a)(b)	4,195,202	27,688,333
Sunlight Financial Holdings, Inc. Class A (a)(b)	197,930	259,288
Upstart Holdings, Inc. (a)(b)	358,637	6,638,371
World Acceptance Corp. (a)(b)	16,921	1,579,745
		239,245,674
Diversified Financial Services - 0.9%
A-Mark Precious Metals, Inc.	91,881	2,693,032
Acacia Research Corp. (a)	201,034	868,467
Acacia Research Corp. rights 3/1/23	50,258	1
Alerus Financial Corp.	83,440	1,668,800
Apollo Global Management, Inc.	2,228,199	157,979,309
Cannae Holdings, Inc. (a)	367,829	8,305,579
Corebridge Financial, Inc.	401,849	8,125,387
Equitable Holdings, Inc.	1,758,262	55,244,592
FlexShopper, Inc. (a)	76,461	79,519
Jackson Financial, Inc.	301,211	13,668,955
LM Funding America, Inc. (a)	52,675	69,004
SWK Holdings Corp. (a)(b)	19,287	361,631
Voya Financial, Inc.	497,087	37,028,011
		286,092,287
Insurance - 2.8%
AMBAC Financial Group, Inc. (a)	231,442	3,830,365
American Equity Investment Life Holding Co.	353,417	14,719,818
American Financial Group, Inc.	357,015	47,879,282
Amerisafe, Inc.	97,470	5,316,014
Argo Group International Holdings, Ltd.	180,933	5,256,104
Assured Guaranty Ltd.	299,213	18,673,883
Atlantic American Corp. (b)	38,858	94,814
Axis Capital Holdings Ltd.	396,531	24,077,362
Bright Health Group, Inc. (a)(b)	1,323,841	1,151,742
Brighthouse Financial, Inc. (a)	352,747	20,399,359
BRP Group, Inc. (a)	314,873	9,049,450
Citizens, Inc. Class A (a)(b)	246,961	728,535
CNA Financial Corp.	149,941	6,564,417
CNO Financial Group, Inc.	583,361	14,945,709
Conifer Holdings, Inc. (a)	13,002	21,193
Crawford & Co.:
Class A	54,476	300,708
Class B	50,258	277,424
Donegal Group, Inc. Class A	79,729	1,225,435
eHealth, Inc. (a)	141,579	1,042,021
Employers Holdings, Inc.	142,944	6,348,143
Enstar Group Ltd. (a)	69,865	17,082,691
Erie Indemnity Co. Class A	127,426	29,994,806
F&G Annuities & Life, Inc.	97,959	1,995,425
FG Financial Group, Inc. (a)(b)	9,506	24,906
Fidelity National Financial, Inc.	1,391,452	55,463,277
First American Financial Corp.	530,343	30,112,876
Genworth Financial, Inc. Class A (a)	2,459,168	15,320,617
GoHealth, Inc. (a)(b)	27,110	439,453
Goosehead Insurance (a)(b)	109,257	5,096,839
Greenlight Capital Re, Ltd. (a)	145,831	1,338,729
Hagerty, Inc. Class A (a)(b)	160,708	1,443,158
Hallmark Financial Services, Inc. (a)(b)	9,006	99,156
Hanover Insurance Group, Inc.	182,388	25,439,478
HCI Group, Inc.	35,439	1,860,548
Heritage Insurance Holdings, Inc.	139,226	355,026
Hippo Holdings, Inc. (a)(b)	78,550	1,351,846
Horace Mann Educators Corp.	211,698	7,824,358
Investors Title Co.	7,384	1,206,176
James River Group Holdings Ltd.	196,901	4,745,314
Kemper Corp.	326,164	20,091,702
Kingstone Companies, Inc.	37,720	50,922
Kingsway Financial Services, Inc. (a)	46,907	446,086
Kinsale Capital Group, Inc.	110,807	35,314,191
Lemonade, Inc. (a)(b)	229,774	3,745,316
Maiden Holdings Ltd. (a)	368,218	865,312
Markel Corp. (a)	68,947	91,689,857
Marpai, Inc. (a)(b)	26,306	25,517
MBIA, Inc. (a)	249,963	3,446,990
Mercury General Corp.	139,609	4,753,686
Midwest Holding, Inc. (a)(b)	8,582	134,823
National Western Life Group, Inc.	12,429	3,353,220
NI Holdings, Inc. (a)	38,485	532,632
Old Republic International Corp.	1,450,462	38,248,683
Oscar Health, Inc. (a)	579,809	3,212,142
Oxbridge Re Holdings Ltd. (a)	14,639	28,619
Palomar Holdings, Inc. (a)	129,945	7,796,700
Primerica, Inc.	188,324	36,146,909
ProAssurance Corp.	279,122	5,551,737
Reinsurance Group of America, Inc.	341,245	49,299,665
Reliance Global Group, Inc. (a)(b)	3,670	20,038
RenaissanceRe Holdings Ltd.	224,564	48,258,804
RLI Corp.	207,335	28,593,570
Root, Inc. (a)(b)	42,294	211,893
Ryan Specialty Group Holdings, Inc. (a)(b)	426,139	17,948,975
Safety Insurance Group, Inc.	76,365	6,161,892
Selective Insurance Group, Inc.	308,734	31,345,763
Selectquote, Inc. (a)	630,464	1,475,286
Siriuspoint Ltd. (a)	438,889	3,116,112
Stewart Information Services Corp.	139,846	5,942,057
Tiptree, Inc.	107,376	1,728,754
Trean Insurance Group, Inc. (a)	92,692	564,494
Trupanion, Inc. (a)(b)	178,687	10,610,434
United Fire Group, Inc.	111,043	3,169,167
United Insurance Holdings Corp. (b)	115,867	208,561
Universal Insurance Holdings, Inc.	141,909	2,743,101
Unum Group	955,114	42,550,329
Vericity, Inc. (a)	18,063	122,467
White Mountains Insurance Group Ltd.	13,006	18,775,071
		911,377,934
Mortgage Real Estate Investment Trusts - 0.9%
Acres Commercial Realty Corp. (a)(b)	37,213	360,966
AG Mortgage Investment Trust, Inc. (b)	119,825	760,889
AGNC Investment Corp.	2,918,246	31,721,334
Angel Oak Mortgage, Inc. (b)	101,109	760,340
Annaly Capital Management, Inc.	2,394,003	49,507,982
Apollo Commercial Real Estate Finance, Inc.	661,325	7,598,624
Arbor Realty Trust, Inc.	901,092	13,588,467
Ares Commercial Real Estate Corp.	277,563	3,139,238
Arlington Asset Investment Corp. (a)	136,861	417,426
Armour Residential REIT, Inc.	697,804	3,789,076
Blackstone Mortgage Trust, Inc. (b)	880,517	18,640,545
BrightSpire Capital, Inc.	502,169	3,711,029
Broadmark Realty Capital, Inc.	732,103	3,733,725
Cherry Hill Mortgage Investment Corp. (b)	103,729	705,357
Chimera Investment Corp. (b)	1,202,467	7,804,011
Claros Mortgage Trust, Inc.	624,424	8,704,471
Dynex Capital, Inc.	241,703	3,197,731
Ellington Financial LLC	296,623	3,817,538
Ellington Residential Mortgage REIT	80,406	623,951
Franklin BSP Realty Trust, Inc.	420,511	5,891,359
Granite Point Mortgage Trust, Inc.	295,709	1,771,297
Great Ajax Corp.	121,254	1,016,109
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	453,601	14,247,607
Invesco Mortgage Capital, Inc. (b)	182,011	2,280,598
KKR Real Estate Finance Trust, Inc.	308,054	4,466,783
Ladder Capital Corp. Class A	583,825	6,597,223
Lument Finance Trust, Inc. (b)	230,540	484,134
Manhattan Bridge Capital, Inc.	34,609	192,080
MFA Financial, Inc.	472,065	5,055,816
New York Mortgage Trust, Inc.	1,858,083	4,961,082
Nexpoint Real Estate Finance, Inc.	46,021	830,679
Orchid Island Capital, Inc.	184,429	2,095,113
PennyMac Mortgage Investment Trust	445,281	5,802,011
Ready Capital Corp.	510,153	5,744,323
Redwood Trust, Inc. (b)	576,419	4,386,549
Rithm Capital Corp.	2,415,926	21,984,927
Sachem Capital Corp. (b)	202,394	769,097
Seven Hills Realty Trust	70,761	779,786
Starwood Property Trust, Inc.	1,588,541	30,436,446
TPG RE Finance Trust, Inc.	312,400	2,652,276
Two Harbors Investment Corp.	490,989	8,135,688
Western Asset Mortgage Capital Corp.	29,634	300,192
		293,463,875
Thrifts & Mortgage Finance - 0.8%
1895 Bancorp of Wisconsin, Inc. (a)	20,268	199,234
Axos Financial, Inc. (a)	274,615	13,014,005
Blue Foundry Bancorp (a)	126,435	1,547,564
Bogota Financial Corp. (a)	10,919	124,149
Bridgewater Bancshares, Inc. (a)	104,472	1,536,783
Broadway Financial Corp. (a)	197,900	259,249
Capitol Federal Financial, Inc.	704,764	5,912,970
Carver Bancorp, Inc. (a)	22,619	100,881
Cf Bankshares, Inc.	11,532	241,019
Columbia Financial, Inc. (a)	180,623	3,811,145
Cullman Bancorp, Inc.	15,459	181,798
ECB Bancorp, Inc. (a)	45,253	712,735
Enact Holdings, Inc.	152,012	3,686,291
ESSA Bancorp, Inc.	42,591	834,784
Essent Group Ltd.	553,377	23,767,542
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	50,120	7,110,023
Finance of America Companies, Inc. (a)	149,957	218,937
First Seacoast Bancorp, Inc. (a)(b)	3,058	31,345
FS Bancorp, Inc.	41,614	1,495,191
Greene County Bancorp, Inc.	18,034	1,015,314
Guild Holdings Co. Class A (a)(b)	52,653	632,363
Hingham Institution for Savings	7,732	2,201,300
HMN Financial, Inc.	18,651	408,643
Home Bancorp, Inc.	39,555	1,564,400
Home Federal Bancorp, Inc.	1,327	24,204
HV Bancorp, Inc. (a)	2,283	72,485
IF Bancorp, Inc.	5,404	97,542
Impac Mortgage Holdings, Inc. (a)(b)	64,113	23,094
Income Opportun Realty Investments, Inc. (a)	12,361	143,473
Kearny Financial Corp.	362,549	3,639,992
Kentucky First Federal Bancorp	23,000	159,850
loanDepot, Inc. (b)	284,893	592,577
Luther Burbank Corp.	64,840	754,089
Magyar Bancorp, Inc.	11,956	150,287
Merchants Bancorp	133,446	4,036,742
MGIC Investment Corp.	1,516,915	20,872,750
Mr. Cooper Group, Inc. (a)	360,492	16,737,644
New York Community Bancorp, Inc.	3,490,002	30,991,218
NMI Holdings, Inc. (a)	428,557	10,002,520
Northeast Community Bancorp, Inc. (b)	83,476	1,307,234
Northfield Bancorp, Inc.	226,478	3,331,491
NSTS Bancorp, Inc. (a)	8,771	93,455
Oconee Federal Financial Corp. (b)	3,114	74,923
Ocwen Financial Corp. (a)	35,242	1,151,004
OP Bancorp	64,378	725,540
PB Bankshares, Inc. (a)(b)	13,230	188,131
PennyMac Financial Services, Inc.	149,576	9,044,861
Pioneer Bancorp, Inc. (a)	49,166	556,067
Ponce Financial Group, Inc. (a)	134,504	1,232,057
Provident Bancorp, Inc.	81,874	750,785
Provident Financial Holdings, Inc.	32,132	451,776
Provident Financial Services, Inc.	408,371	9,535,463
Radian Group, Inc.	805,878	17,205,495
Rocket Companies, Inc. (b)	612,281	4,812,529
Security National Financial Corp. Class A	61,802	427,052
Southern Missouri Bancorp, Inc.	39,721	1,838,288
Sterling Bancorp, Inc. (a)	72,859	451,726
TC Bancshares, Inc. (b)	8,754	141,640
Territorial Bancorp, Inc.	44,025	1,011,695
TFS Financial Corp.	258,464	3,745,143
Timberland Bancorp, Inc./Washington	42,333	1,430,009
Trustco Bank Corp., New York	102,291	3,831,821
UWM Holdings Corp. Class A (b)	488,977	2,083,042
Velocity Financial, Inc. (a)	89,801	865,682
Walker & Dunlop, Inc.	157,681	13,754,514
Waterstone Financial, Inc.	115,411	1,858,117
Western New England Bancorp, Inc.	118,424	1,193,714
William Penn Bancorp, Inc.	58,258	691,522
WSFS Financial Corp.	317,587	15,850,767
		258,541,675
TOTAL FINANCIALS		5,181,672,271
HEALTH CARE - 12.9%
Biotechnology - 5.7%
180 Life Sciences Corp. (a)(b)	5,740	16,474
2seventy bio, Inc. (a)	195,614	2,638,833
4D Molecular Therapeutics, Inc. (a)	149,019	2,867,126
89Bio, Inc. (a)(b)	165,427	2,253,116
Aadi Bioscience, Inc. (a)(b)	74,700	804,519
Aadi Bioscience, Inc. rights (a)(c)	252,937	3
Abeona Therapeutics, Inc. (a)	20,236	46,340
Absci Corp. (a)(b)	228,471	484,359
ABVC BioPharma, Inc. (a)(b)	89,226	59,246
ACADIA Pharmaceuticals, Inc. (a)	615,705	12,738,936
Aceragen, Inc. (a)(b)	13,177	59,297
Achieve Life Sciences, Inc. (a)(b)	45,362	220,006
Acorda Therapeutics, Inc. (a)(b)	20,520	18,540
Actinium Pharmaceuticals, Inc. (a)(b)	135,305	1,305,693
Acumen Pharmaceuticals, Inc. (a)	83,040	437,621
Acurx Pharmaceuticals, Inc. (a)	43,817	146,349
Adicet Bio, Inc. (a)(b)	162,684	1,281,950
Adicet Bio, Inc. rights (a)(c)	11,207	0
Aditxt, Inc. (a)(b)	1,573	1,825
ADMA Biologics, Inc. (a)	939,227	3,334,256
Adverum Biotechnologies, Inc. (a)	439,211	316,232
Aeglea BioTherapeutics, Inc. (a)	324,238	127,101
Aerovate Therapeutics, Inc. (a)(b)	51,549	1,266,559
Aevi Genomic Medicine, Inc. rights (a)(c)	123,543	1
Agenus, Inc. (a)	1,435,777	2,957,701
AgeX Therapeutics, Inc. (a)(b)	60,587	35,746
Agios Pharmaceuticals, Inc. (a)	281,205	7,117,299
Aileron Therapeutics, Inc. (a)	17,732	26,421
AIM ImmunoTech, Inc. (a)(b)	266,745	138,787
Akebia Therapeutics, Inc. (a)	957,678	807,035
Akero Therapeutics, Inc. (a)	157,464	7,166,187
Alaunos Therapeutics, Inc. (a)(b)	1,058,142	587,269
Albireo Pharma, Inc. (a)	91,553	4,078,686
Aldeyra Therapeutics, Inc. (a)	248,787	1,681,800
Alector, Inc. (a)	312,656	2,670,082
Aligos Therapeutics, Inc. (a)	102,444	149,568
Alkermes PLC (a)	840,322	22,470,210
Allakos, Inc. (a)	373,241	2,220,784
Allarity Therapeutics, Inc. (a)(b)	11,267	2,084
Allogene Therapeutics, Inc. (a)(b)	475,944	3,022,244
Allovir, Inc. (a)	234,675	1,584,056
Alnylam Pharmaceuticals, Inc. (a)	631,039	120,812,417
Alpine Immune Sciences, Inc. (a)	140,494	1,119,737
Altimmune, Inc. (a)(b)	231,113	2,909,713
ALX Oncology Holdings, Inc. (a)(b)	108,907	720,964
Alzamend Neuro, Inc. (a)(b)	281,427	151,098
Amicus Therapeutics, Inc. (a)	1,277,121	16,845,226
AnaptysBio, Inc. (a)(b)	104,358	2,598,514
Anavex Life Sciences Corp. (a)(b)	399,303	3,801,365
Anika Therapeutics, Inc. (a)	75,246	2,385,298
Anixa Biosciences, Inc. (a)	138,448	611,940
Annexon, Inc. (a)(b)	199,293	1,062,232
Annovis Bio, Inc. (a)(b)	30,812	527,193
Apellis Pharmaceuticals, Inc. (a)	484,003	31,692,516
Apexigen, Inc. (a)	91,283	82,155
Applied Molecular Transport, Inc. (a)(b)	88,826	46,776
Applied Therapeutics, Inc. (a)	196,988	198,958
Aprea Therapeutics, Inc. (a)(b)	5,187	26,609
Aptevo Therapeutics, Inc. (a)(b)	32,682	69,286
Aptinyx, Inc. (a)	200,128	39,225
AquaBounty Technologies, Inc. (a)	245,248	161,888
Aravive, Inc. (a)	72,537	138,546
Arbutus Biopharma Corp. (a)	556,605	1,547,362
ARCA Biopharma, Inc. (a)(b)	56,425	124,135
Arcellx, Inc.	140,323	3,930,447
Arcturus Therapeutics Holdings, Inc. (a)	123,001	1,998,766
Arcus Biosciences, Inc. (a)	266,668	4,856,024
Arcutis Biotherapeutics, Inc. (a)	207,227	3,352,933
Ardelyx, Inc. (a)(b)	948,230	2,730,902
Aridis Pharmaceuticals, Inc. (a)(b)	79,603	44,896
Armata Pharmaceuticals, Inc. (a)	15,743	41,089
Arrowhead Pharmaceuticals, Inc. (a)	540,314	17,452,142
Ars Pharmaceuticals, Inc. (a)	178,049	1,588,197
Assembly Biosciences, Inc. (a)	218,999	297,839
Astria Therapeutics, Inc. (a)	66,934	815,256
Atara Biotherapeutics, Inc. (a)	478,527	1,938,034
Athenex, Inc. (a)	15,122	39,922
Athersys, Inc. (a)(b)	44,929	71,437
Atossa Therapeutics, Inc. (a)(b)	670,788	496,383
Atreca, Inc. (a)(b)	151,322	216,390
aTyr Pharma, Inc. (a)	142,676	301,046
Aura Biosciences, Inc. (a)	71,589	715,174
Avalo Therapeutics, Inc. (a)	21,549	55,381
Avid Bioservices, Inc. (a)	318,534	5,243,070
Avidity Biosciences, Inc. (a)	339,975	8,057,408
Avita Medical, Inc. (a)(b)	132,266	1,773,687
AVROBIO, Inc. (a)	226,824	317,554
Axcella Health, Inc. (a)	205,085	118,990
Aziyo Biologics, Inc. (a)	6,011	24,525
Beam Therapeutics, Inc. (a)(b)	303,214	12,201,331
Bellerophon Therapeutics, Inc. (a)	38,218	67,646
Bellicum Pharmaceuticals, Inc. (a)(b)	37,163	33,558
Benitec Biopharma, Inc. (a)(b)	30,132	9,040
Bio-Path Holdings, Inc. (a)(b)	36,299	65,701
bioAffinity Technologies, Inc. (a)(b)	6,407	10,892
BioAtla, Inc. (a)	193,152	575,593
BioCardia, Inc. (a)(b)	57,748	125,313
Biocept, Inc. (a)(b)	89,884	46,830
BioCryst Pharmaceuticals, Inc. (a)	954,312	8,445,661
Biohaven Ltd. (a)	327,996	5,011,779
BioMarin Pharmaceutical, Inc. (a)	954,563	95,064,929
Biomea Fusion, Inc. (a)	83,001	1,065,733
Biora Therapeutics, Inc. (a)(b)	25,219	77,170
BioRestorative Therapies, Inc. (a)(b)	7,023	19,173
BioVie, Inc. (a)(b)	31,951	245,703
BioXcel Therapeutics, Inc. (a)	98,661	3,149,259
Black Diamond Therapeutics, Inc. (a)(b)	117,207	207,456
Blue Water Vaccines, Inc.	42,550	49,784
bluebird bio, Inc. (a)	420,329	2,185,711
Blueprint Medicines Corp. (a)	305,690	12,952,085
Bolt Biotherapeutics, Inc. (a)(b)	75,036	120,808
BrainStorm Cell Therpeutic, Inc. (a)(b)	151,636	342,697
BridgeBio Pharma, Inc. (a)(b)	549,212	6,272,001
C4 Therapeutics, Inc. (a)(b)	230,505	1,214,761
Cabaletta Bio, Inc. (a)(b)	117,051	1,034,731
Calyxt, Inc. (a)(b)	79,753	33,504
Candel Therapeutics, Inc. (a)	70,769	127,384
Capricor Therapeutics, Inc. (a)	116,018	527,882
Cardiff Oncology, Inc. (a)	209,101	361,745
Cardio Diagnostics Holdings, Inc. (a)(b)	63,500	219,075
CareDx, Inc. (a)(b)	273,545	4,601,027
Caribou Biosciences, Inc. (a)	279,543	1,702,417
CASI Pharmaceuticals, Inc. (a)(b)	42,200	78,914
Catalyst Biosciences, Inc. (a)	163,033	48,421
Catalyst Biosciences, Inc. rights (a)(c)	163,033	2
Catalyst Pharmaceutical Partners, Inc. (a)	487,228	7,435,099
Cel-Sci Corp. (a)(b)	212,828	523,557
Celcuity, Inc. (a)	31,592	372,154
Celldex Therapeutics, Inc. (a)	241,233	10,322,360
Cellectar Biosciences, Inc. (a)	25,431	39,672
Celularity, Inc. Class A (a)(b)	292,983	200,986
Century Therapeutics, Inc. (a)	101,794	459,091
Cerevel Therapeutics Holdings (a)	327,901	8,751,678
Checkpoint Therapeutics, Inc. (a)(b)	38,609	180,304
Chimerix, Inc. (a)	436,472	689,626
Chinook Therapeutics, Inc. (a)	228,544	4,986,830
Chinook Therapeutics, Inc. rights (a)(c)	51,768	1
Cidara Therapeutics, Inc. (a)	349,726	528,086
Clene, Inc. (a)(b)	190,781	240,384
Codiak Biosciences, Inc. (a)	91,096	43,726
Cogent Biosciences, Inc. (a)	336,577	4,452,914
Cogent Biosciences, Inc. rights (a)(c)	43,783	0
CohBar, Inc. (a)	7,888	15,382
Coherus BioSciences, Inc. (a)	324,534	2,197,095
Comera Life Sciences Holdings, Inc. (a)	43,355	53,327
Compass Therapeutics, Inc. (a)	488,594	1,851,771
Concert Pharmaceuticals, Inc. (a)	224,973	1,885,274
ContraFect Corp. (a)(b)	2,273	7,887
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	18,816	56,260
Corvus Pharmaceuticals, Inc. (a)	158,682	115,838
Creative Medical Technology Holdings, Inc. (a)(b)	114,589	65,316
Crinetics Pharmaceuticals, Inc. (a)	226,004	4,438,719
CRISPR Therapeutics AG (a)(b)	399,516	19,704,129
CTI BioPharma Corp. (a)(b)	554,889	3,029,694
Cue Biopharma, Inc. (a)	158,946	445,049
Cullinan Oncology, Inc. (a)	149,080	1,683,113
Curis, Inc. (a)	419,433	260,887
Cyclacel Pharmaceuticals, Inc. (a)	38,398	32,254
Cyclerion Therapeutics, Inc. (a)	200,039	130,225
Cyclo Therapeutics, Inc. (a)	28,199	41,735
Cyteir Therapeutics, Inc. (a)	70,008	105,712
Cytokinetics, Inc. (a)	483,508	20,964,907
CytomX Therapeutics, Inc. (a)(b)	324,973	698,692
Day One Biopharmaceuticals, Inc. (a)	141,530	2,606,983
Decibel Therapeutics, Inc. (a)(b)	64,272	275,084
Deciphera Pharmaceuticals, Inc. (a)	252,473	3,660,859
Denali Therapeutics, Inc. (a)	562,370	15,268,346
Dermata Therapeutics, Inc. (a)	10,769	2,800
DermTech, Inc. (a)(b)	141,357	549,879
Design Therapeutics, Inc. (a)(b)	158,941	1,123,713
DiaMedica Therapeutics, Inc. (a)	84,029	145,370
Diffusion Pharmaceuticals, Inc. (a)	10,027	57,354
Disc Medicine, Inc. (a)(b)	13,259	331,475
Disc Medicine, Inc. rights (a)(b)(c)	153,676	2
Dominari Holdings, Inc. (a)(b)	23,480	92,981
Dyadic International, Inc. (a)(b)	101,779	139,437
Dynavax Technologies Corp. (a)(b)	603,259	6,213,568
Dyne Therapeutics, Inc. (a)	129,711	1,670,678
Eagle Pharmaceuticals, Inc. (a)	56,089	1,570,492
Edesa Biotech, Inc. (a)(b)	40,617	58,082
Editas Medicine, Inc. (a)(b)	351,971	3,181,818
Effector Therapeutics, Inc. Class A (a)	56,361	27,059
Eiger Biopharmaceuticals, Inc. (a)	207,540	390,175
Eledon Pharmaceuticals, Inc. (a)	75,450	175,799
Elevation Oncology, Inc. (a)	68,373	75,210
Eliem Therapeutics, Inc. (a)	30,098	107,149
Emergent BioSolutions, Inc. (a)	231,308	2,863,593
Enanta Pharmaceuticals, Inc. (a)	101,629	4,929,007
Enochian Biosciences, Inc. (a)(b)	80,547	82,963
Ensysce Biosciences, Inc. (a)(b)	3,076	1,504
Entrada Therapeutics, Inc. (a)	84,538	1,077,860
EQRx, Inc. (a)	1,190,867	2,691,359
Equillium, Inc. (a)	89,710	82,533
Erasca, Inc. (a)	293,331	1,055,992
Eterna Therapeutics, Inc. (a)(b)	6,807	25,867
Evelo Biosciences, Inc. (a)(b)	281,834	174,709
Exact Sciences Corp. (a)	909,704	56,701,850
Exagen, Inc. (a)(b)	40,067	104,174
Exelixis, Inc. (a)	1,650,587	28,192,026
Exicure, Inc. (a)(b)	12,682	14,711
F-star Therapeutics, Inc. (a)	109,999	588,495
F-star Therapeutics, Inc.:
rights (a)(c)	13,735	0
rights (a)(c)	13,735	0
Fate Therapeutics, Inc. (a)	420,130	2,571,196
FibroGen, Inc. (a)	446,427	9,910,679
Finch Therapeutics Group, Inc. (a)	113,054	46,804
First Wave BioPharma, Inc. (a)(b)	305	1,086
Foghorn Therapeutics, Inc. (a)(b)	103,474	592,906
Forte Biosciences, Inc. (a)	61,310	62,536
Fortress Biotech, Inc. (a)	367,070	282,644
Frequency Therapeutics, Inc. (a)(b)	188,169	127,955
Fresh Tracks Therapeutics, Inc. (a)(b)	7,100	12,709
G1 Therapeutics, Inc. (a)	188,139	681,063
Gain Therapeutics, Inc. (a)(b)	46,683	194,201
Galectin Therapeutics, Inc. (a)(b)	251,697	521,013
Galecto, Inc. (a)	61,635	134,981
Galera Therapeutics, Inc. (a)	96,930	171,566
Gelesis Holdings, Inc. Class A (a)(b)	126,167	34,065
Generation Bio Co. (a)	242,375	959,805
Genprex, Inc. (a)(b)	250,727	320,931
GeoVax Labs, Inc. (a)	121,953	82,001
Geron Corp. (a)	1,673,589	4,652,577
GlycoMimetics, Inc. (a)	213,965	329,506
Gossamer Bio, Inc. (a)(b)	390,508	675,579
Graphite Bio, Inc. (a)(b)	132,870	349,448
GreenLight Biosciences Holdings PBC Class A (a)	451,860	216,893
Greenwich Lifesciences, Inc. (a)(b)	21,272	332,056
Gritstone Bio, Inc. (a)	381,746	935,278
Gt Biopharma, Inc. (a)(b)	111,627	76,576
Halozyme Therapeutics, Inc. (a)	693,511	33,281,593
Harpoon Therapeutics, Inc. (a)(b)	124,536	96,441
HCW Biologics, Inc. (a)	67,360	118,554
Heron Therapeutics, Inc. (a)(b)	553,912	1,312,771
HilleVax, Inc. (b)	59,106	995,936
Hillstream BioPharma, Inc. (a)(b)	38,313	41,761
Histogen, Inc. (a)	7,001	7,071
Homology Medicines, Inc. (a)	203,435	309,221
Hookipa Pharma, Inc. (a)	227,608	196,881
Horizon Therapeutics PLC (a)	1,161,276	127,148,109
Humacyte, Inc. Class A (a)(b)	248,658	760,893
Humanigen, Inc. (a)(b)	272,053	40,808
iBio, Inc. (a)(b)	47,624	60,959
Icosavax, Inc. (a)(b)	102,829	841,141
Ideaya Biosciences, Inc. (a)(b)	207,731	3,666,452
IGM Biosciences, Inc. (a)(b)	44,120	927,402
Immix Biopharma, Inc. (a)	55,851	116,170
Immucell Corp. (a)	12,827	75,166
Immuneering Corp. (a)	89,481	437,562
Immunic, Inc. (a)(b)	186,247	368,769
ImmunityBio, Inc. (a)(b)	539,312	1,315,921
ImmunoGen, Inc. (a)	1,023,185	3,969,958
Immunome, Inc. (a)(b)	46,532	212,651
Immunovant, Inc. (a)	284,531	4,970,757
Impel Pharmaceuticals, Inc. (a)(b)	48,658	67,635
Imunon, Inc. (a)(b)	29,429	41,789
In8bio, Inc. (a)(b)	44,141	67,536
Indaptus Therapeutics, Inc. (a)	24,378	42,662
Infinity Pharmaceuticals, Inc. (a)	478,590	102,418
Inhibikase Therapeutics, Inc. (a)	42,707	31,556
Inhibrx, Inc. (a)(b)	155,254	3,735,411
Inmune Bio, Inc. (a)(b)	58,866	555,695
Inovio Pharmaceuticals, Inc. (a)(b)	1,293,477	1,629,781
Inozyme Pharma, Inc. (a)	134,414	380,392
Insmed, Inc. (a)	695,943	14,183,318
Instil Bio, Inc. (a)	304,631	236,729
Intellia Therapeutics, Inc. (a)	435,053	17,476,079
Intercept Pharmaceuticals, Inc. (a)	186,010	3,753,682
Invivyd, Inc. (a)	264,464	460,167
Ionis Pharmaceuticals, Inc. (a)	725,153	26,032,993
Iovance Biotherapeutics, Inc. (a)	696,593	5,078,163
Ironwood Pharmaceuticals, Inc. Class A (a)	685,782	7,728,763
iTeos Therapeutics, Inc. (a)	126,590	2,241,909
Iveric Bio, Inc. (a)	649,471	13,496,007
Janux Therapeutics, Inc. (a)(b)	92,946	1,545,692
Jasper Therapeutics, Inc. (a)	76,532	147,707
Jounce Therapeutics, Inc. (a)	173,075	193,844
Kalvista Pharmaceuticals, Inc. (a)	86,925	637,160
Karuna Therapeutics, Inc. (a)	141,909	28,299,493
Karyopharm Therapeutics, Inc. (a)(b)	375,082	1,132,748
Keros Therapeutics, Inc. (a)	89,138	4,743,924
Kezar Life Sciences, Inc. (a)	283,079	1,780,567
Kineta, Inc.	3,382	22,389
Kineta, Inc. rights (a)(c)	198,769	2
Kiniksa Pharmaceuticals Ltd. (a)	143,737	1,848,458
Kinnate Biopharma, Inc. (a)	79,841	421,560
Kintara Therapeutics, Inc. (a)	9,240	45,276
Kiromic BioPharma, Inc. (a)	4,285	795
Kodiak Sciences, Inc. (a)	155,623	1,011,550
Kronos Bio, Inc. (a)(b)	220,392	383,482
Krystal Biotech, Inc. (a)	110,733	9,070,140
Kura Oncology, Inc. (a)	327,316	3,901,607
Kymera Therapeutics, Inc. (a)	201,283	6,316,261
Lantern Pharma, Inc. (a)(b)	32,536	173,092
Larimar Therapeutics, Inc. (a)	155,718	943,651
Leap Therapeutics, Inc. (a)(b)	330,481	188,407
Lexicon Pharmaceuticals, Inc. (a)	450,969	1,014,680
Lineage Cell Therapeutics, Inc. (a)(b)	688,031	928,842
Lisata Therapeutics, Inc. (a)(b)	15,526	47,199
Lixte Biotechnology Holdings, Inc. (a)	75,415	68,439
Longeveron, Inc. (a)(b)	18,915	66,392
Lumos Pharma, Inc. (a)	12,830	43,109
Lyell Immunopharma, Inc. (a)(b)	778,464	1,673,698
Macrogenics, Inc. (a)	271,587	1,653,965
Madrigal Pharmaceuticals, Inc. (a)	62,449	16,924,303
Magenta Therapeutics, Inc. (a)	193,715	156,386
MannKind Corp. (a)(b)	1,355,755	7,158,386
Marker Therapeutics, Inc. (a)	37,568	81,523
Matinas BioPharma Holdings, Inc. (a)	1,038,044	498,261
MediciNova, Inc. (a)(b)	260,488	573,074
MEI Pharma, Inc. (a)(b)	556,938	123,752
Merrimack Pharmaceuticals, Inc. (a)	71,330	818,868
Mersana Therapeutics, Inc. (a)	460,928	2,793,224
MiMedx Group, Inc. (a)	583,408	2,806,192
Minerva Neurosciences, Inc. (a)	20,763	44,848
MiNK Therapeutics, Inc. (a)(b)	2,789	5,885
Mirati Therapeutics, Inc. (a)	268,582	12,311,799
Mirum Pharmaceuticals, Inc. (a)	126,794	2,980,927
Molecular Templates, Inc. (a)(b)	211,171	99,250
Moleculin Biotech, Inc. (a)	144,240	174,530
Monopar Therapeutics, Inc. (a)(b)	23,353	73,095
Monte Rosa Therapeutics, Inc. (a)	150,182	913,107
Morphic Holding, Inc. (a)	152,046	6,464,996
Mustang Bio, Inc. (a)(b)	351,806	193,493
Myovant Sciences Ltd. (a)(b)	219,788	5,925,484
Myriad Genetics, Inc. (a)	414,766	7,847,373
NanoViricides, Inc. (a)(b)	82,613	114,212
Natera, Inc. (a)(b)	561,773	27,274,079
Navidea Biopharmaceuticals, Inc. (a)(b)	69,656	20,270
Neoleukin Therapeutics, Inc. (a)	174,634	87,928
Neubase Therapeutics, Inc. (a)(b)	143,724	33,057
Neurobo Pharmaceuticals, Inc. (a)(b)	1,113	712
Neurobo Pharmaceuticals, Inc. rights (a)(b)(c)	1,349	0
Neurocrine Biosciences, Inc. (a)	491,917	50,716,643
Neximmune, Inc. (a)(b)	34,116	14,670
NextCure, Inc. (a)(b)	79,202	122,763
Nighthawk Biosciences, Inc. (a)(b)	156,630	144,100
Nkarta, Inc. (a)(b)	158,538	665,860
Novavax, Inc. (a)(b)	403,014	3,731,910
Nurix Therapeutics, Inc. (a)	232,385	2,191,391
Nuvalent, Inc. Class A (a)(b)	133,334	4,038,687
Nuvectis Pharma, Inc. (b)	17,603	199,442
Ocugen, Inc. (a)(b)	1,083,358	1,079,241
Olema Pharmaceuticals, Inc. (a)	174,553	715,667
Omega Therapeutics, Inc. (a)	87,077	562,517
Omniab, Inc. (c)	29,843	93,110
Omniab, Inc. (c)	29,843	88,037
OncoCyte Corp. (a)(b)	601,267	218,801
Oncorus, Inc. (a)	71,928	28,771
OncoSec Medical, Inc. (a)(b)	7,517	8,118
Oncternal Therapeutics, Inc. (a)(b)	221,943	197,884
Oncternal Therapeutics, Inc. rights (a)(c)	6,762	0
OpGen, Inc. (a)(b)	9,821	10,214
Oragenics, Inc. (a)	8,066	37,104
Organogenesis Holdings, Inc. Class A (a)	394,178	965,736
Organovo Holdings, Inc. (a)(b)	36,389	86,242
Orgenesis, Inc. (a)(b)	109,329	157,434
ORIC Pharmaceuticals, Inc. (a)(b)	143,673	636,471
Outlook Therapeutics, Inc. (a)(b)	528,285	575,831
Ovid Therapeutics, Inc. (a)	275,686	680,944
Palatin Technologies, Inc. (a)(b)	41,158	130,471
Panbela Therapeutics, Inc. (a)(b)	172	236
Pardes Biosciences, Inc. (a)(b)	105,506	148,763
Pasithea Therapeutics Corp. (a)	84,300	40,472
Passage Bio, Inc. (a)	200,351	246,432
PDL BioPharma, Inc. (a)(c)	562,926	709,287
PDS Biotechnology Corp. (a)	148,886	1,138,978
PepGen, Inc.	47,646	727,554
Perspective Therapeutics, Inc. (a)(b)	717,371	261,840
PharmaCyte Biotech, Inc. (a)(b)	82,382	247,146
Phio Pharmaceuticals Corp. (a)(b)	5,511	28,878
Pieris Pharmaceuticals, Inc. (a)(b)	358,041	537,062
Plus Therapeutics, Inc. (a)	92,472	31,459
PMV Pharmaceuticals, Inc. (a)(b)	158,886	1,145,568
Point Biopharma Global, Inc. (a)(b)	396,778	2,971,867
Polarityte, Inc. (a)(b)	13,841	10,451
Poseida Therapeutics, Inc. (a)	271,200	1,543,128
Praxis Precision Medicines, Inc. (a)(b)	211,414	647,984
Precigen, Inc. (a)(b)	509,538	642,018
Precision BioSciences, Inc. (a)	412,618	462,132
Prelude Therapeutics, Inc. (a)	64,750	366,485
Prime Medicine, Inc. (b)	45,548	748,354
ProKidney Corp. (a)(b)	51,329	600,036
Prometheus Biosciences, Inc. (a)	176,918	21,652,994
Protagenic Therapeutics, Inc. (a)	68,415	29,439
Protagonist Therapeutics, Inc. (a)	237,592	3,853,742
Protara Therapeutics, Inc. (a)	53,887	189,682
Prothena Corp. PLC (a)	203,836	11,365,895
PTC Therapeutics, Inc. (a)	367,789	16,061,346
Puma Biotechnology, Inc. (a)	206,605	797,495
Pyxis Oncology, Inc. (a)(b)	106,614	242,014
Qualigen Therapeutics, Inc. (a)(b)	12,025	13,588
Qualigen Therapeutics, Inc. rights (a)(c)	2,906	0
Quince Therapeutics, Inc. (a)(b)	68,648	63,678
Rallybio Corp. (a)	69,232	544,856
RAPT Therapeutics, Inc. (a)	111,753	3,291,126
Recursion Pharmaceuticals, Inc. (a)(b)	675,975	5,509,196
REGENXBIO, Inc. (a)	193,202	4,298,745
Regulus Therapeutics, Inc. (a)(b)	38,589	51,709
Relay Therapeutics, Inc. (a)(b)	458,447	7,403,919
Reneo Pharmaceuticals, Inc. (a)	45,446	138,156
RenovoRx, Inc. (a)	30,334	141,053
Repligen Corp. (a)	264,650	46,147,021
Replimune Group, Inc. (a)	165,513	3,624,735
Revolution Medicines, Inc. (a)	387,208	10,361,686
Rezolute, Inc. (a)	133,271	330,512
Rhythm Pharmaceuticals, Inc. (a)(b)	227,121	5,521,312
Rigel Pharmaceuticals, Inc. (a)	899,051	1,357,567
Rocket Pharmaceuticals, Inc. (a)	299,345	5,750,417
Roivant Sciences Ltd. (a)	557,804	4,512,634
Rubius Therapeutics, Inc. (a)	224,493	32,754
S.A.B. Biotherapeutics, Inc. (a)	139,777	90,855
Sage Therapeutics, Inc. (a)	264,442	11,011,365
Salarius Pharmaceuticals, Inc. (a)(b)	8,469	17,997
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	42,326	0
Sana Biotechnology, Inc. (a)(b)	449,114	1,648,248
Sangamo Therapeutics, Inc. (a)	672,817	2,052,092
Sarepta Therapeutics, Inc. (a)	450,910	55,069,638
Savara, Inc. (a)	387,232	968,080
Scholar Rock Holding Corp. (a)	184,793	1,585,524
Seagen, Inc. (a)	704,829	126,650,723
Selecta Biosciences, Inc. (a)(b)	611,298	996,416
Sellas Life Sciences Group, Inc. (a)(b)	103,371	174,697
Sensei Biotherapeutics, Inc. (a)	46,953	73,716
Senti Biosciences, Inc. (a)(b)	96,511	144,767
Sera Prognostics, Inc. (a)	67,171	245,846
Seres Therapeutics, Inc. (a)	480,524	2,426,646
Sesen Bio, Inc.	1,018,958	590,996
Shattuck Labs, Inc. (a)	175,774	829,653
Sigilon Therapeutics, Inc. (a)	51,460	56,091
Silo Pharma, Inc. (b)	23,546	52,508
Sio Gene Therapies, Inc. (a)	268,443	110,303
Societal Cdmo, Inc. (a)	210,331	309,187
Soleno Therapeutics, Inc. (a)(b)	17,554	35,635
Solid Biosciences, Inc. (a)	21,405	120,296
Soligenix, Inc. (a)(b)	12,514	37,542
Sonnet Biotherapeutics Holding (a)	18,597	15,709
Spectrum Pharmaceuticals, Inc. (a)(b)	895,733	696,880
Spero Therapeutics, Inc. (a)	159,922	236,685
SpringWorks Therapeutics, Inc. (a)(b)	227,037	7,242,480
Spruce Biosciences, Inc. (a)(b)	32,153	72,987
SQZ Biotechnologies Co. (a)(b)	83,721	61,460
Stoke Therapeutics, Inc. (a)	110,089	978,691
Summit Therapeutics, Inc. (a)	149,415	268,947
Summit Therapeutics, Inc. rights 3/1/23	149,415	241,201
Surface Oncology, Inc. (a)	196,141	129,453
Surrozen, Inc. (a)(b)	100,963	99,751
Sutro Biopharma, Inc. (a)	274,198	1,546,477
Synaptogenix, Inc. (a)(b)	38,296	40,594
Syndax Pharmaceuticals, Inc. (a)	325,430	8,249,651
Synlogic, Inc. (a)	191,174	133,822
Syros Pharmaceuticals, Inc. (a)(b)	37,772	142,023
T2 Biosystems, Inc. (a)(b)	17,448	10,731
Talaris Therapeutics, Inc. (a)	103,848	201,465
Tango Therapeutics, Inc. (a)	220,994	1,155,799
Taysha Gene Therapies, Inc. (a)	198,180	200,162
TCR2 Therapeutics, Inc. (a)	185,778	232,223
Tempest Therapeutics, Inc. (a)(b)	48,262	83,976
Tenax Therapeutics, Inc. (a)	74	50
Tenaya Therapeutics, Inc. (a)	107,810	330,977
TG Therapeutics, Inc. (a)	703,365	11,267,907
Theriva Biologics, Inc. (a)(b)	67,814	61,033
TONIX Pharmaceuticals Holding (a)(b)	317,532	222,272
TRACON Pharmaceuticals, Inc. (a)	79,958	123,135
TransCode Therapeutics, Inc. (a)	53,383	27,813
Travere Therapeutics, Inc. (a)	285,372	6,323,844
Trevena, Inc. (a)	33,639	36,330
TScan Therapeutics, Inc. (a)(b)	54,526	160,852
Twist Bioscience Corp. (a)	289,153	5,626,917
Tyra Biosciences, Inc. (a)(b)	71,444	943,775
Ultragenyx Pharmaceutical, Inc. (a)	358,315	15,941,434
uniQure B.V. (a)	211,986	4,443,227
United Therapeutics Corp. (a)	234,127	57,604,607
UNITY Biotechnology, Inc. (a)(b)	65,161	293,225
Vaccinex, Inc. (a)(b)	166,845	82,421
Vanda Pharmaceuticals, Inc. (a)	281,895	1,815,404
Vaxart, Inc. (a)(b)	641,964	500,347
Vaxcyte, Inc. (a)	322,511	13,213,276
Vaxxinity, Inc. Class A (a)	176,768	415,405
VBI Vaccines, Inc. (a)(b)	955,287	458,538
Vera Therapeutics, Inc. (a)	69,773	518,413
Veracyte, Inc. (a)	364,756	8,976,645
Verastem, Inc. (a)	974,819	506,613
Vericel Corp. (a)	242,616	7,377,953
Verve Therapeutics, Inc. (a)(b)	214,966	4,084,354
Vigil Neuroscience, Inc. (a)	63,274	759,288
Viking Therapeutics, Inc. (a)	350,407	3,857,981
Vincerx Pharma, Inc. (a)(b)	75,301	87,349
Vir Biotechnology, Inc. (a)	388,141	8,849,615
Viracta Therapeutics, Inc. (a)	117,285	199,385
Viridian Therapeutics, Inc. (a)	204,283	6,692,311
Viridian Therapeutics, Inc. rights (a)(c)	167,699	2
Virios Therapeutics, Inc. (a)(b)	35,274	10,582
VistaGen Therapeutics, Inc. (a)(b)	1,009,765	177,315
Vor Biopharma, Inc. (a)(b)	80,918	451,522
Voyager Therapeutics, Inc. (a)	138,746	996,196
vTv Therapeutics, Inc. Class A (a)(b)	156,952	127,131
Vyant Bio, Inc. (a)(b)	22,682	16,567
Werewolf Therapeutics, Inc. (a)	65,567	189,161
Windtree Therapeutics, Inc. (a)(b)	2,586	16,240
X4 Pharmaceuticals, Inc. (a)	305,213	286,290
Xbiotech, Inc. (a)	84,551	284,091
Xencor, Inc. (a)	307,663	9,885,212
Xenetic Biosciences, Inc. (a)	62,056	32,269
Xilio Therapeutics, Inc. (a)	39,893	144,014
XOMA Corp. (a)(b)	40,574	863,415
Y-mAbs Therapeutics, Inc. (a)	163,715	622,117
Yield10 Bioscience, Inc. (a)(b)	22,165	64,500
Zentalis Pharmaceuticals, Inc. (a)	227,572	4,307,938
		1,832,860,927
Health Care Equipment & Supplies - 2.6%
Accelerate Diagnostics, Inc. (a)(b)	217,748	111,051
Accuray, Inc. (a)(b)	483,939	1,403,423
Acutus Medical, Inc. (a)	104,843	162,507
Aethlon Medical, Inc. (a)	88,593	43,118
Alphatec Holdings, Inc. (a)(b)	359,142	5,318,893
Angiodynamics, Inc. (a)	205,599	2,545,316
Apollo Endosurgery, Inc. (a)	191,530	1,901,893
Apyx Medical Corp. (a)(b)	156,098	507,319
Artivion, Inc. (a)	205,955	2,726,844
Asensus Surgical, Inc. (a)(b)	1,218,756	840,820
Aspira Women's Health, Inc. (a)(b)	330,960	124,706
Atricure, Inc. (a)	238,420	9,179,170
Atrion Corp.	6,938	3,940,784
Avanos Medical, Inc. (a)	239,960	6,735,677
Avinger, Inc. (a)(b)	23,822	25,728
AxoGen, Inc. (a)	213,036	1,757,547
Axonics Modulation Technologies, Inc. (a)	256,324	15,402,509
Beyond Air, Inc. (a)(b)	126,152	768,266
BioLase Technology, Inc. (a)	29,679	15,136
Biomerica, Inc. (a)(b)	51,085	136,397
BioSig Technologies, Inc. (a)(b)	147,936	179,003
Bioventus, Inc. (a)(b)	155,485	331,183
Bluejay Diagnostics, Inc. (a)(b)	17,639	12,173
Butterfly Network, Inc. Class A (a)(b)	743,795	1,829,736
Cardiovascular Systems, Inc. (a)	217,838	4,293,587
Cerus Corp. (a)	950,231	2,717,661
Chembio Diagnostics, Inc. (a)	157,758	70,676
ClearPoint Neuro, Inc. (a)(b)	111,440	945,011
Co.-Diagnostics, Inc. (a)(b)	167,930	485,318
ConforMis, Inc. (a)(b)	37,575	65,756
CONMED Corp. (b)	155,389	14,946,868
Cue Health, Inc. (a)	479,175	1,030,226
Cutera, Inc. (a)(b)	92,016	2,984,079
CVRx, Inc. (a)	59,150	657,748
CytoSorbents Corp. (a)(b)	212,733	655,218
DarioHealth Corp. (a)(b)	102,390	470,994
Delcath Systems, Inc. (a)(b)	39,075	192,249
Dynatronics Corp. (a)(b)	12,032	23,222
Eargo, Inc. (a)	23,485	142,084
Ekso Bionics Holdings, Inc. (a)	69,768	100,466
electroCore, Inc. (a)	20,012	67,040
Electromed, Inc. (a)	34,213	455,888
Embecta Corp.	299,197	9,559,344
ENDRA Life Sciences, Inc. (a)	9,679	37,071
Enovis Corp. (a)	243,920	14,054,670
Envista Holdings Corp. (a)	834,758	32,271,744
Envveno Medical Corp. (a)	39,882	229,720
Figs, Inc. Class A (a)	650,572	5,991,768
Fonar Corp. (a)	32,729	549,847
Glaukos Corp. (a)	243,261	11,489,217
Globus Medical, Inc. (a)	398,310	23,237,405
Haemonetics Corp. (a)	260,465	20,256,363
Heartbeam, Inc. (a)	39,241	136,166
Helius Medical Technologies, Inc. (U.S.) (a)	10,204	2,796
Heska Corp. (a)	52,476	4,273,121
Hyperfine, Inc. (a)(b)	239,875	386,199
ICU Medical, Inc. (a)(b)	102,887	17,556,638
Inari Medical, Inc. (a)	246,132	13,847,386
Inogen, Inc. (a)	121,601	1,905,488
Inspire Medical Systems, Inc. (a)	148,200	38,521,626
Insulet Corp. (a)	355,770	98,320,597
Integer Holdings Corp. (a)	169,462	12,706,261
Integra LifeSciences Holdings Corp. (a)	372,796	20,734,914
Intelligent Bio Solutions, Inc. (a)	3,559	22,101
InVivo Therapeutics Holdings Corp. (a)	6,821	13,847
INVO Bioscience, Inc. (a)(b)	43,494	25,879
IRadimed Corp.	37,451	1,421,640
iRhythm Technologies, Inc. (a)	155,317	18,277,705
Iridex Corp. (a)(b)	58,579	128,288
Kewaunee Scientific Corp. (a)	10,617	161,909
KORU Medical Systems, Inc. (a)(b)	163,031	679,839
Lantheus Holdings, Inc. (a)	354,767	26,238,567
LeMaitre Vascular, Inc.	100,876	5,054,896
LENSAR, Inc. (a)	43,420	134,168
LivaNova PLC (a)	273,824	12,957,352
LogicMark, Inc. (a)(b)	51,866	10,581
Lucid Diagnostics, Inc. (a)(b)	16,210	22,046
Masimo Corp. (a)	248,189	41,524,502
Merit Medical Systems, Inc. (a)	290,249	20,485,774
Mesa Laboratories, Inc.	26,059	4,599,935
Microbot Medical, Inc. (a)(b)	31,387	88,511
Milestone Scientific, Inc. (a)(b)	236,361	186,725
Minerva Surgical, Inc. (a)(b)	9,131	2,718
Motus GI Holdings, Inc. (a)(b)	10,808	9,877
Myomo, Inc. (a)(b)	28,817	18,731
NanoVibronix, Inc. (a)	5,450	22,945
Nemaura Medical, Inc. (a)	68,576	67,616
Neogen Corp. (a)	1,104,654	19,541,329
NeuroMetrix, Inc. (a)(b)	26,170	46,583
Neuronetics, Inc. (a)	141,028	802,449
NeuroOne Medical Technologies Corp. (a)	75,566	121,661
NeuroPace, Inc. (a)(b)	32,039	164,360
Nevro Corp. (a)	182,744	5,745,471
NEXGEL, Inc. (a)	179	251
Novocure Ltd. (a)(b)	461,259	35,503,105
NuVasive, Inc. (a)	266,198	11,507,740
Nuwellis, Inc. (a)	300	2,328
Omnicell, Inc. (a)	228,941	12,463,548
OraSure Technologies, Inc. (a)	371,799	2,346,052
Orthofix International NV (a)	177,560	3,657,736
OrthoPediatrics Corp. (a)	82,825	3,624,422
Outset Medical, Inc. (a)	246,761	5,628,618
Owlet, Inc. (a)(b)	358,215	131,644
Paragon 28, Inc. (a)	134,143	2,362,258
PAVmed, Inc. (a)(b)	427,805	198,074
Penumbra, Inc. (a)	194,096	50,463,019
PetVivo Holdings, Inc. (a)(b)	28,277	86,528
Predictive Oncology, Inc. (a)	330,927	140,975
Pro-Dex, Inc. (a)(b)	11,052	172,853
PROCEPT BioRobotics Corp. (a)	167,316	6,265,984
Pulmonx Corp. (a)(b)	200,735	2,254,254
Pulse Biosciences, Inc. (a)(b)	72,342	197,494
QuidelOrtho Corp. (a)	276,027	23,997,787
Ra Medical Systems, Inc. (a)(b)	12,726	34,487
Reshape Lifesciences, Inc. (a)(b)	1,733	7,261
Retractable Technologies, Inc. (a)	95,592	185,448
Rockwell Medical Technologies, Inc. (a)(b)	38,610	63,320
RxSight, Inc. (a)	63,768	874,897
Sanara Medtech, Inc. (a)(b)	13,499	560,209
SeaStar Medical Holding Corp. (Class A) (a)(b)	12,590	37,392
Semler Scientific, Inc. (a)	25,047	551,034
Senseonics Holdings, Inc. (a)(b)	2,451,222	2,549,271
Sensus Healthcare, Inc. (a)(b)	73,065	501,957
Shockwave Medical, Inc. (a)	185,346	35,260,223
SI-BONE, Inc. (a)	159,319	3,150,533
Sientra, Inc. (a)(b)	32,892	50,983
Sight Sciences, Inc. (a)(b)	134,155	1,473,022
Silk Road Medical, Inc. (a)	197,728	10,477,607
Sintx Technologies, Inc. (a)(b)	807	2,260
SmileDirectClub, Inc. (a)(b)	563,191	337,915
Sonendo, Inc. (a)(b)	199,516	498,790
Staar Surgical Co. (a)	248,678	13,774,274
Stereotaxis, Inc. (a)	235,236	583,385
STRATA Skin Sciences, Inc. (a)	18,460	20,675
Surgalign Holdings, Inc. (a)	19,625	33,559
SurModics, Inc. (a)	71,525	1,562,106
Tactile Systems Technology, Inc. (a)(b)	103,039	1,488,914
Talis Biomedical Corp. (a)(b)	79,363	46,031
Tandem Diabetes Care, Inc. (a)	328,414	11,776,926
Tela Bio, Inc. (a)(b)	47,863	505,433
Tenon Medical, Inc. (b)	30,107	69,848
Thermogenesis Holdings, Inc. (a)(b)	707	2,262
TransMedics Group, Inc. (a)	163,128	13,061,659
Treace Medical Concepts, Inc. (a)	163,440	3,507,422
UFP Technologies, Inc. (a)	35,739	4,207,195
Utah Medical Products, Inc.	17,132	1,572,375
Vapotherm, Inc. (a)(b)	120,812	118,396
Varex Imaging Corp. (a)(b)	207,135	3,664,218
Venus Concept, Inc. (a)	99,423	22,499
Vicarious Surgical, Inc. (a)(b)	198,126	554,753
ViewRay, Inc. (a)	737,585	3,186,367
Vivani Medical, Inc. (a)(b)	50,927	56,020
VolitionRx Ltd. (a)(b)	173,789	347,578
Xtant Medical Holdings, Inc. (a)(b)	21,131	19,227
Zimvie, Inc. (a)	110,669	1,259,413
Zomedica Corp. (a)(b)	5,126,422	1,231,879
Zynex, Inc. (a)(b)	111,206	1,436,782
		852,680,111
Health Care Providers & Services - 1.7%
23andMe Holding Co. Class A (a)(b)	1,490,750	3,741,783
Acadia Healthcare Co., Inc. (a)	464,417	33,674,877
Accolade, Inc. (a)	319,332	3,547,779
AdaptHealth Corp. (a)(b)	395,030	6,316,530
Addus HomeCare Corp. (a)	83,080	9,025,811
Agiliti, Inc. (a)(b)	172,237	3,282,837
agilon health, Inc. (a)(b)	1,011,977	21,464,032
AirSculpt Technologies, Inc. (b)	51,736	338,871
Akumin, Inc. (a)	268,336	332,737
Alerislife, Inc. (a)	96,819	128,769
Alignment Healthcare, Inc. (a)	421,637	4,191,072
Amedisys, Inc. (a)	165,877	15,252,390
American Shared Hospital Services (a)(b)	6,046	22,249
AMN Healthcare Services, Inc. (a)	223,077	20,079,161
Apollo Medical Holdings, Inc. (a)(b)	204,645	7,142,111
Assure Holdings Corp. (a)(b)	6,383	1,807
ATI Physical Therapy, Inc. (a)(b)	361,522	125,774
Aveanna Healthcare Holdings, Inc. (a)	216,141	263,692
Biodesix, Inc. (a)	59,797	123,182
Brookdale Senior Living, Inc. (a)	989,771	3,196,960
Cano Health, Inc. (a)	928,642	1,532,259
CareMax, Inc. Class A (a)	357,146	1,535,728
Castle Biosciences, Inc. (a)	128,433	3,233,943
Chemed Corp.	76,498	39,899,827
Clover Health Investments Corp. (a)	1,732,258	2,286,581
Community Health Systems, Inc. (a)	641,802	3,889,320
Corvel Corp. (a)	46,754	8,428,811
Cosmos Health, Inc. (a)(b)	3,816	12,822
Cross Country Healthcare, Inc. (a)	181,051	4,788,799
Cryo-Cell International, Inc.	18,475	70,575
DocGo, Inc. Class A (a)(b)	425,367	3,892,108
Encompass Health Corp.	509,571	28,800,953
Enhabit Home Health & Hospice (a)	255,438	3,920,973
Enzo Biochem, Inc. (a)	221,670	250,487
Fulgent Genetics, Inc. (a)	103,250	3,385,568
GeneDx Holdings Corp. Class A (a)	1,323,616	661,808
Great Elm Group, Inc. (a)	107,498	247,245
Guardant Health, Inc. (a)	521,561	16,111,019
HealthEquity, Inc. (a)	433,361	28,242,136
Hims & Hers Health, Inc. (a)(b)	621,617	7,005,624
IMAC Holdings, Inc. (a)	113,989	23,402
InfuSystems Holdings, Inc. (a)	102,339	960,963
Innovage Holding Corp. (a)(b)	93,546	710,014
Invitae Corp. (a)(b)	1,186,962	2,551,968
LifeStance Health Group, Inc. (a)	482,615	2,470,989
Modivcare, Inc. (a)	64,982	6,380,583
MSP Recovery, Inc. (a)(b)	133,486	152,174
National Healthcare Corp.	72,113	4,018,136
National Research Corp. Class A	71,165	3,213,811
NeoGenomics, Inc. (a)	646,858	10,899,557
Novo Integrated Sciences, Inc. (a)(b)	7,705	976
Oak Street Health, Inc. (a)	597,844	21,163,678
Ontrak, Inc. (a)(b)	75,116	46,647
Opko Health, Inc. (a)	2,137,956	2,437,270
Option Care Health, Inc. (a)	793,422	24,334,253
Owens & Minor, Inc. (a)	390,481	5,986,074
P3 Health Partners, Inc. Class A (a)(b)	148,054	177,665
Patterson Companies, Inc.	444,004	11,774,986
Pediatrix Medical Group, Inc. (a)	421,166	6,629,153
Pennant Group, Inc. (a)	147,827	2,220,362
PetIQ, Inc. Class A (a)	132,481	1,234,723
Precipio, Inc. (a)	124,558	103,508
Premier, Inc.	606,511	19,523,589
Privia Health Group, Inc. (a)	258,762	7,227,223
Progyny, Inc. (a)	390,076	14,651,255
Psychemedics Corp.	23,667	130,879
R1 Rcm, Inc. (a)	703,172	9,985,042
RadNet, Inc. (a)	250,877	5,916,934
Regional Health Properties, Inc. (a)	10,828	41,146
Select Medical Holdings Corp.	539,273	14,662,833
Signify Health, Inc. (a)	350,206	10,082,431
Sonida Senior Living, Inc. (a)	15,046	175,135
Star Equity Holdings, Inc. (a)(b)	26,088	21,413
SunLink Health Systems, Inc. (a)	28,814	33,424
Surgery Partners, Inc. (a)	318,968	10,669,480
Talkspace, Inc. Class A (a)	467,144	425,101
Tenet Healthcare Corp. (a)	552,903	32,361,413
The Ensign Group, Inc.	287,517	25,727,021
The Joint Corp. (a)	77,718	1,220,173
The Oncology Institute, Inc. (a)(b)	120,913	170,487
U.S. Physical Therapy, Inc.	67,426	6,832,277
Vivos Therapeutics, Inc. (a)(b)	111,642	68,102
		557,865,260
Health Care Technology - 0.8%
American Well Corp. (a)	1,234,495	3,444,241
Augmedix, Inc. (a)	100,738	163,196
Better Therapeutics, Inc. (a)	32,542	37,423
Biotricity, Inc. (a)(b)	213,654	154,899
CareCloud, Inc. (a)(b)	41,802	153,831
Certara, Inc. (a)	539,768	9,780,596
Computer Programs & Systems, Inc. (a)	75,653	2,270,347
Definitive Healthcare Corp. (a)(b)	195,169	2,228,830
Doximity, Inc. (a)(b)	584,483	19,656,163
Evolent Health, Inc. (a)	469,947	16,452,844
Forian, Inc. (a)(b)	96,526	499,039
GoodRx Holdings, Inc. (a)(b)	377,010	1,994,383
Health Catalyst, Inc. (a)	279,705	3,904,682
HealthStream, Inc.	122,051	3,130,608
HTG Molecular Diagnostics (a)(b)	2,421	8,691
iCAD, Inc. (a)	116,689	309,226
iSpecimen, Inc. (a)(b)	12,588	20,393
MultiPlan Corp. Class A (a)(b)	1,232,502	1,244,827
NantHealth, Inc. (a)(b)	15,395	45,877
Nextgen Healthcare, Inc. (a)	280,100	5,072,611
OptimizeRx Corp. (a)	89,328	1,594,505
Pear Therapeutics, Inc. Class A (a)	226,719	223,953
Phreesia, Inc. (a)	269,313	9,910,718
Schrodinger, Inc. (a)	271,977	5,910,060
SCWorx, Corp. (a)	36,930	15,141
Sharecare, Inc. Class A (a)	1,643,709	3,846,279
Simulations Plus, Inc.	83,813	3,188,247
Streamline Health Solutions, Inc. (a)	196,589	371,553
Tabula Rasa HealthCare, Inc. (a)(b)	123,151	801,713
Teladoc Health, Inc. (a)(b)	828,655	21,951,071
Trxade Health, Inc. (a)	24,550	10,232
UpHealth, Inc. (a)(b)	25,387	51,789
Veeva Systems, Inc. Class A (a)	719,754	119,234,448
Veradigm, Inc. (a)	560,732	9,313,759
		246,996,175
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)(b)	490,783	23,322,008
Adaptive Biotechnologies Corp. (a)	560,534	4,792,566
Akoya Biosciences, Inc. (a)	87,987	1,014,490
Alpha Teknova, Inc. (a)	31,033	168,199
Applied DNA Sciences, Inc. (a)(b)	65,231	91,323
Avantor, Inc. (a)	3,451,608	84,115,687
Azenta, Inc. (a)	386,143	16,947,816
Berkeley Lights, Inc. (a)(b)	277,186	485,076
BioLife Solutions, Inc. (a)	175,010	4,070,733
BioNano Genomics, Inc. (a)(b)	1,545,065	2,070,387
Bruker Corp.	511,311	35,239,554
Champions Oncology, Inc. (a)(b)	20,972	96,471
ChromaDex, Inc. (a)(b)	298,838	499,059
Codexis, Inc. (a)	350,084	1,692,656
CryoPort, Inc. (a)(b)	253,121	5,482,601
Cytek Biosciences, Inc. (a)	413,410	4,258,123
Harvard Bioscience, Inc. (a)	188,977	534,805
Inotiv, Inc. (a)(b)	93,646	702,345
IsoPlexis Corp. (a)	90,750	96,195
Maravai LifeSciences Holdings, Inc. (a)	559,839	8,257,625
MaxCyte, Inc. (a)	456,808	2,073,908
Medpace Holdings, Inc. (a)	128,392	24,892,641
Miromatrix Medical, Inc. (a)	80,138	212,366
Nanostring Technologies, Inc. (a)	224,589	2,191,989
Nautilus Biotechnology, Inc. (a)(b)	283,942	601,957
OmniAb, Inc. (a)	532,173	2,219,161
Pacific Biosciences of California, Inc. (a)(b)	1,155,473	10,491,695
Personalis, Inc. (a)	199,869	601,606
Quanterix Corp. (a)	179,501	1,974,511
Quantum-Si, Inc. (a)(b)	438,327	797,755
Rapid Micro Biosystems, Inc. (a)	45,775	48,979
Science 37 Holdings, Inc. (a)	305,933	100,958
Seer, Inc. (a)	183,434	750,245
SeqLL, Inc. (a)	58,881	37,690
Singular Genomics Systems, Inc. (a)(b)	212,518	456,914
SomaLogic, Inc. Class A (a)	780,319	1,982,010
Sotera Health Co. (a)	505,621	8,438,814
Standard BioTools, Inc. (a)(b)	388,105	706,351
Syneos Health, Inc. (a)	525,628	21,140,758
Telesis Bio, Inc. (a)(b)	39,504	70,317
		273,728,344
Pharmaceuticals - 1.3%
9 Meters Biopharma, Inc. (a)(b)	61,233	104,096
AcelRx Pharmaceuticals, Inc. (a)(b)	30,667	43,547
Acer Therapeutics, Inc. (a)(b)	57,629	116,987
Aclaris Therapeutics, Inc. (a)	268,865	3,350,058
Adamis Pharmaceuticals Corp. (a)	783,328	176,092
Adial Pharmaceuticals, Inc. (a)	73,973	32,548
Agile Therapeutics, Inc. (a)(b)	207,974	49,893
Alimera Sciences, Inc. (a)	14,012	28,865
Amneal Pharmaceuticals, Inc. (a)	511,342	1,053,365
Amphastar Pharmaceuticals, Inc. (a)	201,257	6,412,048
Amylyx Pharmaceuticals, Inc. (a)	203,200	7,075,424
AN2 Therapeutics, Inc.	25,851	291,599
Anebulo Pharmaceuticals, Inc. (a)(b)	1,879	5,581
Angion Biomedica Corp. (a)	108,540	69,466
ANI Pharmaceuticals, Inc. (a)	62,918	2,632,489
Aquestive Therapeutics, Inc. (a)(b)	200,521	156,908
Artelo Biosciences, Inc. (a)(b)	6,776	19,583
Arvinas Holding Co. LLC (a)	249,845	7,657,749
Assertio Holdings, Inc. (a)(b)	255,487	1,412,843
Atea Pharmaceuticals, Inc. (a)	392,779	1,390,438
Athira Pharma, Inc. (a)	168,022	517,508
Avenue Therapeutics, Inc. (a)(b)	3,511	3,862
Axsome Therapeutics, Inc. (a)(b)	174,828	11,921,521
Aytu BioScience, Inc. (a)(b)	8,844	23,879
Baudax Bio, Inc. (a)(b)	919	2,022
Biofrontera, Inc. (a)(b)	38,929	28,823
Bright Green Corp. (a)	372,465	328,700
Cara Therapeutics, Inc. (a)(b)	235,213	2,389,764
Cassava Sciences, Inc. (a)(b)	192,925	4,765,248
Citius Pharmaceuticals, Inc. (a)(b)	713,194	820,173
Clearside Biomedical, Inc. (a)	290,564	360,299
Clever Leaves Holdings, Inc. (a)	104,177	43,046
CNS Pharmaceuticals, Inc. (a)(b)	2,168	4,011
Cocrystal Pharma, Inc. (a)	44,987	87,275
Cognition Therapeutics, Inc. (a)	65,862	106,038
Collegium Pharmaceutical, Inc. (a)	172,255	4,569,925
Context Therapeutics, Inc. (a)	39,517	30,428
Corcept Therapeutics, Inc. (a)	490,163	10,210,095
CorMedix, Inc. (a)(b)	209,534	848,613
Cumberland Pharmaceuticals, Inc. (a)	32,413	73,902
CymaBay Therapeutics, Inc. (a)	396,912	3,175,296
Dare Bioscience, Inc. (a)(b)	453,886	472,041
DICE Therapeutics, Inc. (a)	173,435	5,175,300
Durect Corp. (a)(b)	118,468	599,448
Edgewise Therapeutics, Inc. (a)	209,384	2,005,899
Elanco Animal Health, Inc. (a)	2,277,105	26,118,394
Elanco Animal Health, Inc. rights (a)(c)	223,265	2
Eloxx Pharmaceuticals, Inc. (a)(b)	8,984	28,839
Enliven Therapeutics, Inc. (a)	18,004	387,806
Enliven Therapeutics, Inc. rights (a)(c)	72,018	22,506
Enveric Biosciences, Inc. (a)(b)	2,397	5,058
Esperion Therapeutics, Inc. (a)(b)	330,283	2,041,149
Eton Pharmaceuticals, Inc. (a)(b)	93,455	348,587
Evoke Pharma, Inc. (a)	11,800	33,748
Evolus, Inc. (a)	197,960	1,795,497
Eyenovia, Inc. (a)	134,624	391,756
Eyepoint Pharmaceuticals, Inc. (a)(b)	114,252	381,602
Fulcrum Therapeutics, Inc. (a)	219,563	1,326,161
Graybug Vision, Inc. (a)	42,957	23,626
Harmony Biosciences Holdings, Inc. (a)	153,297	6,749,667
Harrow Health, Inc. (a)(b)	128,366	2,300,319
Hepion Pharmaceuticals, Inc. (a)(b)	398,350	347,959
Hoth Therapeutics, Inc. (a)(b)	2,593	7,546
Ikena Oncology, Inc. (a)	123,551	495,440
Innoviva, Inc. (a)	326,708	3,943,366
Intra-Cellular Therapies, Inc. (a)	451,706	22,147,145
Jaguar Health, Inc. (a)(b)	2,825	5,424
Jazz Pharmaceuticals PLC (a)	322,173	45,233,089
Journey Medical Corp. (a)(b)	25,394	42,408
Kala Pharmaceuticals, Inc. (a)	5,147	52,139
Kiora Pharmaceuticals, Inc. (a)(b)	3,097	13,782
Landos Biopharma, Inc. (a)(b)	35,344	13,081
Lannett Co., Inc. (a)(b)	56,800	120,416
Lexaria Bioscience Corp. (a)(b)	39,684	120,243
Ligand Pharmaceuticals, Inc.:
Class B (a)	81,962	5,912,739
General CVR (a)	26,087	86
Glucagon CVR (a)	26,087	97
rights (a)	26,087	201
TR Beta CVR (a)	26,087	3,157
Lipocine, Inc. (a)	484,827	218,802
Liquidia Corp. (a)(b)	253,957	1,922,454
Longboard Pharmaceuticals, Inc. (a)	44,094	229,289
Lyra Therapeutics, Inc. (a)	76,037	180,968
Mallinckrodt PLC (a)	62,588	581,443
Marinus Pharmaceuticals, Inc. (a)(b)	226,295	1,561,436
Mind Medicine (MindMed), Inc. (a)(b)	180,198	670,337
MyMD Pharmaceuticals, Inc. (a)(b)	153,928	294,002
Nektar Therapeutics (a)	980,229	1,352,716
NGM Biopharmaceuticals, Inc. (a)	193,572	917,531
NovaBay Pharmaceuticals, Inc. (a)(b)	4,024	9,255
Novan, Inc. (a)(b)	81,805	116,163
NRX Pharmaceuticals, Inc. (a)	229,819	234,415
Nutriband, Inc. (a)	35,333	140,979
Nuvation Bio, Inc. (a)(b)	704,041	1,365,840
Ocular Therapeutix, Inc. (a)	392,261	2,369,256
Ocuphire Pharma, Inc. (a)(b)	92,085	317,693
Ocuphire Pharma, Inc. rights (a)(c)	5,723	0
Omeros Corp. (a)(b)	331,561	1,249,985
Onconova Therapeutics, Inc. (a)	83,258	67,522
Opiant Pharmaceuticals, Inc. (a)	27,691	575,142
OptiNose, Inc. (a)	248,984	448,171
Pacira Biosciences, Inc. (a)	236,036	10,048,053
Palisade Bio, Inc. (a)(b)	1,218	2,631
Palisade Bio, Inc. rights (a)(b)(c)	117,971	1
Paratek Pharmaceuticals, Inc. (a)(b)	246,091	430,659
PaxMedica, Inc. (b)	27,802	57,828
Perrigo Co. PLC	688,910	25,965,018
Petros Pharmaceuticals, Inc. (a)(b)	4,961	10,269
Phathom Pharmaceuticals, Inc. (a)(b)	113,601	972,425
Phibro Animal Health Corp. Class A	104,869	1,647,492
Pliant Therapeutics, Inc. (a)	215,470	6,864,874
PLx Pharma PLC (a)	133,886	22,761
Prestige Brands Holdings, Inc. (a)	253,334	15,263,374
Processa Pharmaceuticals, Inc. (a)	31,094	20,830
ProPhase Labs, Inc. (b)	65,226	476,802
Provention Bio, Inc. (a)(b)	416,054	3,453,248
Pulmatrix, Inc. (a)(b)	14,002	48,167
Rain Oncology, Inc. (a)(b)	52,970	474,082
Rani Therapeutics Holdings, Inc. (a)(b)	50,768	319,838
Reata Pharmaceuticals, Inc. (a)(b)	142,710	4,448,271
Relmada Therapeutics, Inc. (a)	125,065	450,234
Revance Therapeutics, Inc. (a)	419,531	14,557,726
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	80,286	376,541
Royalty Pharma PLC	1,902,005	68,186,879
RVL Pharmaceuticals PLC (a)(b)	136,429	158,258
Satsuma Pharmaceuticals, Inc. (a)	102,799	96,682
Scilex Holding Co.	338,415	2,780,925
scPharmaceuticals, Inc. (a)(b)	47,965	359,738
SCYNEXIS, Inc. (a)(b)	150,955	224,923
Seelos Therapeutics, Inc. (a)(b)	577,399	456,145
Seelos Therapeutics, Inc. rights (a)(b)(c)	3,233	0
SenesTech, Inc. (a)(b)	4,065	8,577
SIGA Technologies, Inc. (b)	204,525	1,400,996
Sonoma Pharmaceuticals, Inc. (a)	29,517	36,011
Supernus Pharmaceuticals, Inc. (a)	277,290	10,423,331
Tarsus Pharmaceuticals, Inc. (a)	91,053	1,410,411
Terns Pharmaceuticals, Inc. (a)(b)	97,382	986,480
TFF Pharmaceuticals, Inc. (a)	109,595	87,665
TherapeuticsMD, Inc. (a)(b)	46,998	233,110
Theravance Biopharma, Inc. (a)	297,528	3,213,302
Theseus Pharmaceuticals, Inc. (a)	79,793	740,479
Third Harmonics Bio, Inc. (b)	58,290	247,150
Timber Pharmaceuticals, Inc. (a)(b)	14,175	40,399
Titan Pharmaceuticals, Inc. (a)(b)	30,561	28,422
Trevi Therapeutics, Inc. (a)	101,919	243,586
Vallon Pharamceuticals, Inc. (a)(b)	8,271	3,722
Ventyx Biosciences, Inc. (a)	142,099	6,145,782
Verrica Pharmaceuticals, Inc. (a)	94,231	730,290
Virpax Pharmaceuticals, Inc. (a)	44,450	42,228
Vyne Therapeutics, Inc. (a)(b)	14,942	49,607
WAVE Life Sciences (a)	331,366	1,391,737
Xeris Biopharma Holdings, Inc. (a)(b)	672,253	927,709
Xeris Biopharma Holdings, Inc. rights (a)(c)	264,044	3
Zevra Therapeutics, Inc. (a)(b)	163,424	949,493
Zynerba Pharmaceuticals, Inc. (a)	242,897	112,218
		403,506,511
TOTAL HEALTH CARE		4,167,637,328
INDUSTRIALS - 15.3%
Aerospace & Defense - 1.4%
AAR Corp. (a)	170,176	9,255,873
Aerojet Rocketdyne Holdings, Inc. (a)	384,073	21,638,673
AeroVironment, Inc. (a)	127,580	10,938,709
AerSale Corp. (a)	84,556	1,679,282
Air Industries Group, Inc. (a)(b)	12,050	56,864
Archer Aviation, Inc. Class A (a)(b)	751,262	2,216,223
Astra Space, Inc. Class A (a)(b)	721,468	411,237
Astronics Corp. (a)	130,516	1,989,064
Axon Enterprise, Inc. (a)	345,463	69,199,694
BWX Technologies, Inc.	465,781	28,463,877
Byrna Technologies, Inc. (a)(b)	83,467	690,272
Cadre Holdings, Inc.	80,519	1,729,548
CPI Aerostructures, Inc. (a)	17,764	71,056
Curtiss-Wright Corp.	195,635	34,195,042
Ducommun, Inc. (a)	56,057	3,015,867
HEICO Corp.	221,396	36,656,536
HEICO Corp. Class A	333,809	43,445,241
Hexcel Corp.	432,390	31,542,851
Innovative Solutions & Support, Inc. (a)	67,612	528,050
Kaman Corp.	148,902	3,871,452
Kratos Defense & Security Solutions, Inc. (a)	649,351	8,214,290
Maxar Technologies, Inc.	381,109	19,627,114
Mercury Systems, Inc. (a)	297,398	15,565,811
Momentus, Inc. Class A (a)(b)	269,876	222,702
Moog, Inc. Class A	148,189	14,614,399
National Presto Industries, Inc.	25,758	1,767,772
Park Aerospace Corp.	99,288	1,630,309
Parsons Corp. (a)	168,557	7,590,122
Redwire Corp. (a)(b)	118,469	459,660
Rocket Lab U.S.A., Inc. Class A (a)(b)	1,122,573	5,051,579
Sidus Space, Inc. Class A (a)	18,413	13,929
SIFCO Industries, Inc. (a)	15,530	52,802
Spirit AeroSystems Holdings, Inc. Class A	543,174	18,565,687
Terran Orbital Corp. Class A (a)(b)	312,873	832,242
Triumph Group, Inc. (a)	336,299	4,244,093
V2X, Inc. (a)	57,706	2,675,827
Virgin Galactic Holdings, Inc. (a)(b)	1,229,849	7,059,333
VirTra, Inc. (a)	50,135	220,594
Woodward, Inc.	309,701	30,660,399
		440,664,075
Air Freight & Logistics - 0.3%
Air T, Inc. (a)	7,606	169,234
Air Transport Services Group, Inc. (a)	290,301	6,076,000
Atlas Air Worldwide Holdings, Inc. (a)(b)	129,612	13,066,186
Forward Air Corp.	135,924	14,028,716
GXO Logistics, Inc. (a)	610,914	30,283,007
Hub Group, Inc. Class A (a)	166,991	15,318,084
Radiant Logistics, Inc. (a)	186,231	1,057,792
		79,999,019
Airlines - 0.2%
Allegiant Travel Co. (a)	80,909	8,297,218
Blade Air Mobility, Inc. (a)(b)	244,115	1,135,135
Frontier Group Holdings, Inc. (a)	193,510	2,275,678
Hawaiian Holdings, Inc. (a)	271,917	3,045,470
JetBlue Airways Corp. (a)	1,655,013	13,736,608
Joby Aviation, Inc. (a)(b)	1,507,754	7,086,444
Mesa Air Group, Inc. (a)	163,364	494,993
SkyWest, Inc. (a)	257,770	4,915,674
Spirit Airlines, Inc.	553,479	10,139,735
Sun Country Airlines Holdings, Inc. (a)	171,344	3,435,447
Wheels Up Experience, Inc. Class A (a)	871,767	967,661
		55,530,063
Building Products - 1.7%
AAON, Inc.	215,611	19,611,977
Advanced Drain Systems, Inc.	326,928	29,008,321
Alpha PRO Tech Ltd. (a)(b)	59,242	249,409
American Woodmark Corp. (a)	86,002	4,384,382
Apogee Enterprises, Inc.	113,383	5,188,406
Applied UV, Inc. (a)(b)	21,528	22,174
Armstrong World Industries, Inc.	232,898	18,364,007
AZZ, Inc.	128,181	5,210,558
Builders FirstSource, Inc. (a)	752,365	63,785,505
Carlisle Companies, Inc.	264,799	68,376,398
CEA Industrie, Inc. (a)	42,912	41,625
CSW Industrials, Inc.	81,060	11,474,854
Fortune Brands Home & Security, Inc.	655,302	40,595,959
Gibraltar Industries, Inc. (a)	159,022	8,493,365
Griffon Corp.	240,818	8,782,632
Hayward Holdings, Inc. (a)(b)	513,636	6,322,859
Insteel Industries, Inc.	102,411	3,046,727
Janus International Group, Inc. (a)	399,315	4,148,883
Jeld-Wen Holding, Inc. (a)	432,702	5,690,031
Lennox International, Inc.	164,659	41,960,053
Masonite International Corp. (a)	114,091	10,131,281
MasterBrand, Inc. (a)	663,779	6,465,207
Molekule Group, Inc. (a)(b)	41,871	94,628
Owens Corning	477,877	46,731,592
PGT Innovations, Inc. (a)	309,922	6,554,850
Quanex Building Products Corp.	170,735	4,430,573
Resideo Technologies, Inc. (a)	746,053	13,682,612
Simpson Manufacturing Co. Ltd.	218,323	23,548,319
Tecnoglass, Inc.	102,903	3,777,569
The AZEK Co., Inc. (a)(b)	557,356	13,426,706
Trex Co., Inc. (a)	564,507	28,863,243
UFP Industries, Inc.	315,122	26,952,385
View, Inc. Class A (a)	377,346	239,615
Zurn Elkay Water Solutions Cor	745,140	17,138,220
		546,794,925
Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	336,979	16,313,153
ACCO Brands Corp.	488,461	2,769,574
Acme United Corp.	16,819	410,720
ACV Auctions, Inc. Class A (a)	604,709	7,401,638
Aqua Metals, Inc. (a)(b)	423,880	500,178
ARC Document Solutions, Inc.	183,891	614,196
Aris Water Solution, Inc. Class A (b)	139,705	1,978,223
Aurora Innovation, Inc. (a)	1,915,647	2,988,409
Avalon Holdings Corp. Class A (a)	10,189	27,307
Brady Corp. Class A	236,073	13,021,787
BrightView Holdings, Inc. (a)	200,787	1,268,974
Casella Waste Systems, Inc. Class A (a)	259,411	20,187,364
CECO Environmental Corp. (a)	150,974	2,359,724
Charah Solutions, Inc. (a)(b)	8,824	49,856
Cimpress PLC (a)	102,388	3,595,867
Clean Harbors, Inc. (a)	257,039	33,947,141
CompX International, Inc. Class A	7,169	134,419
CoreCivic, Inc. (a)	586,090	5,690,934
Deluxe Corp.	221,269	4,080,200
Driven Brands Holdings, Inc. (a)	284,034	7,945,851
DSS, Inc. (a)(b)	374,138	84,181
Ennis, Inc.	132,358	2,878,787
Fuel Tech, Inc. (a)	99,039	132,712
Greenwave Technology Solutions, Inc. (a)(b)	38,774	46,917
Harsco Corp. (a)	417,772	3,534,351
Healthcare Services Group, Inc.	382,874	5,080,738
Heritage-Crystal Clean, Inc. (a)	81,795	2,942,984
HNI Corp.	212,205	6,631,406
IAA, Inc. (a)	682,474	27,920,011
Interface, Inc.	300,316	2,648,787
JanOne, Inc. (a)(b)	13,050	21,011
KAR Auction Services, Inc. (a)	554,775	7,927,735
Kimball International, Inc. Class B	187,493	1,295,577
Knightscope, Inc. Class A (a)(b)	119,602	131,562
Liquidity Services, Inc. (a)	143,258	1,813,646
Matthews International Corp. Class A	158,155	6,035,195
Millerknoll, Inc.	387,068	9,239,313
Montrose Environmental Group, Inc. (a)	140,724	6,851,852
MSA Safety, Inc.	188,246	25,290,850
NL Industries, Inc.	43,464	315,983
Odyssey Marine Exploration, Inc. (a)(b)	78,409	248,557
Performant Financial Corp. (a)	333,442	1,087,021
Perma-Fix Environmental Services, Inc. (a)	44,542	310,903
Pitney Bowes, Inc.	828,896	3,597,409
Quad/Graphics, Inc. (a)	172,640	844,210
Quest Resource Holding Corp. (a)(b)	61,007	412,407
Shapeways Holdings, Inc. (a)(b)	54,660	25,854
SP Plus Corp. (a)	101,835	3,464,427
Steelcase, Inc. Class A	486,756	3,830,770
Stericycle, Inc. (a)	471,039	22,459,140
Team, Inc. (a)	19,242	140,659
Tetra Tech, Inc.	270,322	37,004,379
The Brink's Co.	239,161	15,605,255
The GEO Group, Inc. (a)(b)	635,448	5,566,524
TOMI Environmental Solutions, Inc. (a)(b)	100,084	69,158
UniFirst Corp.	76,738	15,050,624
Viad Corp. (a)	108,008	2,776,886
Virco Manufacturing Co. (a)	42,092	190,256
VSE Corp.	54,455	3,126,262
Wilhelmina International, Inc. (a)	27,194	121,013
		352,040,827
Construction & Engineering - 1.3%
AECOM	712,612	61,541,172
Ameresco, Inc. Class A (a)(b)	173,775	7,637,411
API Group Corp. (a)	1,037,100	24,361,479
Arcosa, Inc.	247,591	15,004,015
Argan, Inc.	69,755	2,710,679
Bowman Consulting Group Ltd. (a)	43,696	1,203,388
Comfort Systems U.S.A., Inc.	183,975	26,757,324
Concrete Pumping Holdings, Inc. (a)	129,335	1,010,106
Construction Partners, Inc. Class A (a)	211,601	5,723,807
Dycom Industries, Inc. (a)	150,231	12,650,953
EMCOR Group, Inc.	244,149	40,826,596
Fluor Corp. (a)	730,652	26,793,009
FTE Networks, Inc. (a)(b)(c)	20,159	29,835
Granite Construction, Inc.	224,896	9,715,507
Great Lakes Dredge & Dock Corp. (a)	361,805	2,074,952
IES Holdings, Inc. (a)	46,675	1,963,151
INNOVATE Corp. (a)(b)	254,841	754,329
iSun, Inc. (a)(b)	31,528	43,509
Limbach Holdings, Inc. (a)	45,414	642,608
MasTec, Inc. (a)	302,664	29,576,326
Matrix Service Co. (a)	134,998	854,537
MDU Resources Group, Inc.	1,040,283	33,133,014
MYR Group, Inc. (a)	85,707	10,337,121
Northwest Pipe Co. (a)	50,720	1,952,720
Orbital Infrastructure Group I (a)(b)	364,409	58,087
Orion Group Holdings, Inc. (a)	154,189	427,104
Primoris Services Corp.	271,958	7,478,845
QualTek Services, Inc. Class A (a)(b)	78,127	31,251
Safe & Green Holdings Corp. (a)(b)	44,881	48,023
Sterling Construction Co., Inc. (a)	156,435	6,016,490
Tutor Perini Corp. (a)	221,511	1,796,454
Valmont Industries, Inc.	109,508	34,750,174
Williams Industrial Services G (a)(b)	93,951	98,649
Willscot Mobile Mini Holdings (a)	1,067,347	54,861,636
		422,864,261
Electrical Equipment - 1.7%
Acuity Brands, Inc.	165,164	32,035,209
Advent Technologies Holdings, Inc. Class A (a)(b)	158,293	277,013
Allied Motion Technologies, Inc.	72,582	3,132,639
American Superconductor Corp. (a)	147,904	792,765
Amprius Technologies, Inc. (a)(b)	65,142	412,349
Array Technologies, Inc. (a)	718,546	13,465,552
Atkore, Inc. (a)	211,185	30,837,234
Ault Alliance, Inc. (a)	1,402,114	170,497
Babcock & Wilcox Enterprises, Inc. (a)	384,341	2,494,373
Beam Global (a)(b)	40,839	689,362
Blink Charging Co. (a)(b)	208,006	1,882,454
Bloom Energy Corp. Class A (a)(b)	920,643	19,968,747
Broadwind, Inc. (a)(b)	105,810	478,261
Capstone Turbine Corp. (a)(b)	63,131	104,797
ChargePoint Holdings, Inc. Class A (a)(b)	1,336,075	15,177,812
Dragonfly Energy Holdings Corp. (a)(b)	37,520	156,834
Encore Wire Corp.	93,803	18,104,917
Energous Corp. (a)(b)	373,896	218,355
Energy Focus, Inc. (a)(b)	14,609	7,075
Energy Vault Holdings, Inc. Class A (a)(b)	354,245	1,183,178
EnerSys	207,550	18,822,710
Enovix Corp. (a)(b)	563,294	5,193,571
Eos Energy Enterprises, Inc. (a)(b)	364,326	797,874
Espey Manufacturing & Electronics Corp. (a)	5,195	102,186
ESS Tech, Inc. Class A (a)(b)	271,626	494,359
Expion360, Inc. (b)	18,116	80,979
Fluence Energy, Inc. (a)(b)	185,678	3,466,608
Flux Power Holdings, Inc. (a)(b)	57,295	390,179
FTC Solar, Inc. (a)(b)	166,374	510,768
FuelCell Energy, Inc. (a)(b)	2,084,607	6,962,587
GrafTech International Ltd.	992,173	5,605,777
Heliogen, Inc. (a)	468,195	145,140
Hubbell, Inc. Class B	274,479	69,042,448
Ideal Power, Inc. (a)(b)	25,217	297,308
KULR Technology Group, Inc. (a)(b)	346,639	454,097
LSI Industries, Inc.	148,132	2,150,877
NeoVolta, Inc. (a)	138,254	345,635
NuScale Power Corp. (a)(b)	86,958	900,015
Nuvve Holding Corp. (a)(b)	71,215	74,064
nVent Electric PLC	854,549	39,172,526
Ocean Power Technologies, Inc. (a)(b)	312,489	178,244
Orion Energy Systems, Inc. (a)	146,247	299,806
Pineapple Energy, Inc. (a)	13,724	24,978
Pineapple Energy, Inc. rights (a)(c)	13,969	0
Pioneer Power Solutions, Inc. (a)(b)	18,355	51,945
Plug Power, Inc. (a)(b)	2,687,698	39,966,069
Polar Power, Inc. (a)(b)	50,887	79,893
Powell Industries, Inc.	47,354	2,100,150
Preformed Line Products Co.	15,373	1,370,734
Regal Rexnord Corp.	338,589	53,375,170
Sensata Technologies, Inc. PLC	784,386	39,674,244
SES AI Corp. Class A (a)(b)	724,678	2,340,710
Shoals Technologies Group, Inc. (a)	696,125	17,082,908
SKYX Platforms Corp.	197,385	627,684
Stem, Inc. (a)(b)	741,486	6,050,526
SunPower Corp. (a)(b)	432,885	6,501,933
Sunrun, Inc. (a)	1,093,116	26,278,509
Sunworks, Inc. (a)(b)	173,560	328,028
Thermon Group Holdings, Inc. (a)	174,046	4,603,517
TPI Composites, Inc. (a)	212,105	2,451,934
Ultralife Corp. (a)	51,674	208,763
Vertiv Holdings Co.	1,547,014	25,138,978
Vicor Corp. (a)	113,883	5,352,501
Westwater Resources, Inc. (a)	261,285	239,598
		530,925,953
Industrial Conglomerates - 0.0%
Gaucho Group Holdings, Inc. (a)(b)	6,191	6,810
Machinery - 3.1%
3D Systems Corp. (a)(b)	673,080	6,589,453
AGCO Corp.	316,801	44,608,749
AgEagle Aerial Systems, Inc. (a)(b)	457,536	199,028
Agrify Corp. (a)(b)	10,369	4,047
Alamo Group, Inc.	53,025	9,671,230
Albany International Corp. Class A	159,040	16,050,317
Allison Transmission Holdings, Inc.	474,905	22,557,988
Altra Industrial Motion Corp.	331,509	20,397,749
Art's-Way Manufacturing Co., Inc. (a)	31,198	66,452
Astec Industries, Inc.	118,341	5,328,895
Atlis Motor Vehicles, Inc. (a)(b)	23,805	21,544
Barnes Group, Inc.	260,723	10,986,867
Berkshire Grey, Inc. Class A (a)(b)	270,677	357,294
Blue Bird Corp. (a)	85,951	1,745,665
Chart Industries, Inc. (a)	214,751	28,669,259
Chicago Rivet & Machine Co.	755	22,378
CIRCOR International, Inc. (a)	102,800	3,008,956
Columbus McKinnon Corp. (NY Shares)	147,774	5,485,371
Commercial Vehicle Group, Inc. (a)	159,066	1,256,621
Crane Holdings Co.	245,555	29,412,578
Desktop Metal, Inc. (a)(b)	1,253,879	1,905,896
Donaldson Co., Inc.	628,882	39,776,787
Douglas Dynamics, Inc.	117,028	4,363,974
Eastern Co.	28,421	596,841
Energy Recovery, Inc. (a)	289,162	6,381,805
Enerpac Tool Group Corp. Class A	291,349	7,846,029
EnPro Industries, Inc.	106,952	11,497,340
ESAB Corp.	263,503	15,454,451
ESCO Technologies, Inc.	132,211	12,320,743
Evoqua Water Technologies Corp. (a)	619,924	30,103,509
Fathom Digital Manufacturing Corp. (a)	11,615	13,822
Federal Signal Corp.	310,194	16,368,937
Flowserve Corp.	675,207	23,422,931
Franklin Electric Co., Inc.	198,677	18,987,561
FreightCar America, Inc. (a)(b)	60,947	223,675
Gates Industrial Corp. PLC (a)	524,158	7,359,178
Gencor Industries, Inc. (a)	33,292	466,088
Gorman-Rupp Co.	116,140	3,235,660
Graco, Inc.	865,435	60,182,350
Graham Corp. (a)	49,775	714,769
Helios Technologies, Inc.	167,687	11,359,117
Hillenbrand, Inc.	355,212	16,744,694
Hillman Solutions Corp. Class A (a)(b)	624,080	5,548,071
Hurco Companies, Inc.	30,146	884,182
Hydrofarm Holdings Group, Inc. (a)(b)	223,442	429,009
Hyliion Holdings Corp. Class A (a)(b)	645,042	1,825,469
Hyster-Yale Materials Handling, Inc. Class A	51,183	1,991,531
Hyzon Motors, Inc. Class A (a)(b)	438,051	569,466
ITT, Inc.	422,737	38,422,566
John Bean Technologies Corp.	162,631	18,034,152
Kadant, Inc.	59,979	12,875,092
Kennametal, Inc. (b)	410,816	11,638,417
L.B. Foster Co. Class A (a)	56,709	712,832
Laser Photonics Corp. (b)	22,009	117,088
Lightning eMotors, Inc. (a)(b)	148,306	99,558
Lincoln Electric Holdings, Inc.	295,208	49,574,279
Lindsay Corp.	56,246	8,464,461
LiqTech International, Inc. (a)(b)	83,568	41,951
Luxfer Holdings PLC sponsored	143,605	2,379,535
Manitex International, Inc. (a)	78,943	404,188
Manitowoc Co., Inc. (a)	183,526	3,470,477
Markforged Holding Corp. (a)	474,214	630,705
Mayville Engineering Co., Inc. (a)	51,669	838,071
Microvast Holdings, Inc. (a)(b)	955,094	1,232,071
Middleby Corp. (a)	275,369	42,817,126
Miller Industries, Inc.	59,521	1,655,279
Mueller Industries, Inc.	292,664	21,648,356
Mueller Water Products, Inc. Class A	803,937	11,150,606
Nikola Corp. (a)(b)	1,775,894	3,942,485
NN, Inc. (a)(b)	225,643	415,183
Omega Flex, Inc. (b)	15,923	1,853,119
Oshkosh Corp.	333,503	29,745,133
P&F Industries, Inc. Class A	17,644	93,513
Park-Ohio Holdings Corp.	43,443	578,226
Perma-Pipe International Holdings, Inc. (a)	40,336	408,604
Proterra, Inc. Class A (a)(b)	1,009,172	4,238,522
Proto Labs, Inc. (a)	142,519	4,480,797
RBC Bearings, Inc. (a)	149,360	34,324,422
REV Group, Inc.	158,619	1,854,256
Sarcos Technology and Robotics Corp. Class A (a)	388,969	245,050
Shyft Group, Inc. (The)	165,431	4,289,626
SPX Technologies, Inc. (a)	231,251	16,289,320
Standex International Corp.	62,444	7,223,522
Symbotic, Inc. (a)	54,395	889,358
Taylor Devices, Inc. (a)	3,704	60,894
Tennant Co.	94,973	6,725,988
Terex Corp.	344,456	20,395,240
The Greenbrier Companies, Inc.	171,146	5,495,498
The L.S. Starrett Co. Class A (a)	32,989	362,879
Timken Co.	338,213	28,900,301
Titan International, Inc. (a)	262,013	3,251,581
Toro Co.	532,439	58,802,563
Trinity Industries, Inc.	415,365	11,592,837
Twin Disc, Inc. (a)	50,653	555,157
Urban-Gro, Inc. (a)(b)	46,438	159,747
Velo3D, Inc. (a)(b)	334,196	1,059,401
Wabash National Corp.	243,805	6,680,257
Watts Water Technologies, Inc. Class A	139,468	24,438,978
Xos, Inc. Class A (a)(b)	281,203	215,851
		1,012,789,444
Marine - 0.1%
Eagle Bulk Shipping, Inc.	50,358	3,286,867
Genco Shipping & Trading Ltd.	194,141	3,698,386
Kirby Corp. (a)	306,059	22,198,459
Matson, Inc.	194,963	12,966,989
Pangaea Logistics Solutions Ltd.	187,095	1,242,311
		43,393,012
Professional Services - 1.7%
Alight, Inc. Class A (a)	1,365,506	13,108,858
ASGN, Inc. (a)	258,391	22,945,121
Atlas Technical Consultants, Inc. (a)	168,619	2,062,210
Barrett Business Services, Inc.	37,141	3,564,793
BGSF, Inc.	46,885	662,954
BlackSky Technology, Inc. Class A (a)(b)	355,925	679,817
Booz Allen Hamilton Holding Corp. Class A	677,330	64,163,471
CACI International, Inc. Class A (a)	120,130	35,198,090
CBIZ, Inc. (a)	258,879	12,967,249
Clarivate Analytics PLC (a)	2,202,051	22,306,777
CRA International, Inc.	37,222	4,633,022
DLH Holdings Corp. (a)	53,246	678,887
Dun & Bradstreet Holdings, Inc.	1,112,400	13,359,924
Exponent, Inc.	258,984	26,649,454
First Advantage Corp. (a)	301,437	4,373,851
FiscalNote Holdings, Inc. Class A (a)	366,259	860,709
Forrester Research, Inc. (a)	58,575	1,926,532
Franklin Covey Co. (a)	61,127	2,865,022
FTI Consulting, Inc. (a)	176,340	32,395,421
Gee Group, Inc. (a)	516,335	218,461
Heidrick & Struggles International, Inc.	100,456	3,448,654
Hirequest, Inc.	25,232	574,785
HireRight Holdings Corp. (a)	102,757	1,132,382
Hudson Global, Inc. (a)	13,879	354,192
Huron Consulting Group, Inc. (a)	102,395	7,187,105
ICF International, Inc.	87,266	8,682,094
Innodata, Inc. (a)	119,426	807,320
Insperity, Inc.	182,594	22,658,089
KBR, Inc.	704,103	38,803,116
Kelly Services, Inc. Class A (non-vtg.)	181,637	3,038,787
Kforce, Inc.	99,960	6,246,500
Korn Ferry	272,149	15,210,408
LegalZoom.com, Inc. (a)	482,790	3,944,394
Manpower, Inc.	259,619	22,036,461
Mastech Digital, Inc. (a)	15,204	180,319
MISTRAS Group, Inc. (a)	92,580	511,042
NV5 Global, Inc. (a)	63,668	6,699,147
Planet Labs PBC Class A (a)(b)	975,172	4,495,543
RCM Technologies, Inc. (a)(b)	38,102	549,431
Recruiter.com Group, Inc. (a)(b)	58,412	19,825
Red Violet, Inc. (a)(b)	57,864	1,178,690
Resources Connection, Inc.	168,165	3,037,060
Science Applications International Corp.	282,312	30,105,752
ShiftPixy, Inc. (a)(b)	4,991	25,504
Skillsoft Corp. (a)	421,391	657,370
Spire Global, Inc. (a)(b)	520,519	536,135
Staffing 360 Solutions, Inc. (a)	2,581	4,646
Sterling Check Corp. (a)(b)	125,028	1,590,356
TransUnion Holding Co., Inc.	984,802	64,435,595
TriNet Group, Inc. (a)	182,671	15,137,946
TrueBlue, Inc. (a)	166,044	3,105,023
Upwork, Inc. (a)	608,765	6,903,395
Where Food Comes From, Inc. (a)(b)	11,963	161,620
Willdan Group, Inc. (a)	62,112	1,121,743
		540,201,052
Road & Rail - 0.9%
ArcBest Corp.	125,152	12,039,622
Avis Budget Group, Inc. (a)	127,150	27,929,769
Bird Global, Inc. Class A (a)(b)	745,594	150,759
Covenant Transport Group, Inc. Class A	43,748	1,515,868
Daseke, Inc. (a)	305,155	2,487,013
FTAI Infrastructure LLC	515,862	1,614,648
Heartland Express, Inc.	247,943	3,999,321
Helbiz, Inc. (a)(b)	304,179	42,250
Hertz Global Holdings, Inc. (a)	852,685	15,783,199
Knight-Swift Transportation Holdings, Inc. Class A	821,421	46,689,570
Landstar System, Inc.	183,308	33,140,253
Marten Transport Ltd.	298,544	6,588,866
P.A.M. Transportation Services, Inc.	35,459	1,028,311
Patriot Transportation Holding, Inc. (a)	5,646	45,168
RXO, Inc. (a)	587,087	12,076,380
Ryder System, Inc.	257,568	25,218,483
Saia, Inc. (a)	135,618	36,734,848
Schneider National, Inc. Class B	190,297	5,339,734
TuSimple Holdings, Inc. (a)	695,990	1,336,301
U-Haul Holding Co. (b)	54,260	3,484,035
U-Haul Holding Co. (non-vtg.)	449,017	24,978,816
U.S. Xpress Enterprises, Inc. (a)	148,758	233,550
Universal Logistics Holdings, Inc.	34,922	1,037,183
Werner Enterprises, Inc.	301,810	14,019,075
XPO, Inc. (a)	588,406	19,629,224
Yellow Corp. (a)(b)	165,410	400,292
		297,542,538
Trading Companies & Distributors - 1.8%
Air Lease Corp. Class A	529,284	22,907,412
Alta Equipment Group, Inc.	130,617	2,456,906
Applied Industrial Technologies, Inc.	196,987	28,141,563
Beacon Roofing Supply, Inc. (a)	262,653	17,072,445
BlueLinx Corp. (a)	46,500	3,924,135
Boise Cascade Co.	202,855	14,019,309
Core & Main, Inc. (a)(b)	373,846	8,714,350
Custom Truck One Source, Inc. Class A (a)(b)	315,971	2,287,630
Distribution Solutions Group I (a)	23,220	1,031,200
DXP Enterprises, Inc. (a)	80,286	2,321,068
EVI Industries, Inc. (a)	28,433	574,347
Ferguson PLC	1,067,585	153,838,999
FTAI Aviation Ltd.	508,171	12,841,481
GATX Corp.	180,383	19,677,981
Global Industrial Co.	82,405	2,318,053
GMS, Inc. (a)	219,090	13,300,954
H&E Equipment Services, Inc.	171,198	9,501,489
Herc Holdings, Inc.	127,017	18,238,371
Hudson Technologies, Inc. (a)	201,196	2,038,115
India Globalization Capital, Inc. (a)(b)	178,988	68,015
Karat Packaging, Inc.	28,760	445,780
McGrath RentCorp.	128,053	13,168,971
Mega Matrix Corp. (a)	40,211	63,533
MRC Global, Inc. (a)	427,732	4,790,598
MSC Industrial Direct Co., Inc. Class A	241,405	20,403,551
NOW, Inc. (a)	567,716	7,295,151
Rush Enterprises, Inc. Class A	253,205	14,351,659
SiteOne Landscape Supply, Inc. (a)(b)	231,549	34,347,979
Titan Machinery, Inc. (a)	103,011	4,716,874
Transcat, Inc. (a)	37,005	3,330,080
Triton International Ltd.	299,682	20,660,077
Univar Solutions, Inc. (a)	833,441	28,962,075
Veritiv Corp.	69,138	10,470,259
Watsco, Inc. (b)	170,407	51,924,717
WESCO International, Inc.	228,551	37,843,475
Willis Lease Finance Corp. (a)	13,020	754,249
		588,802,851
TOTAL INDUSTRIALS		4,911,554,830
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 0.5%
ADTRAN Holdings, Inc.	366,971	6,403,644
Airspan Networks Holdings, Inc. (a)(b)	154,685	194,903
Applied Optoelectronics, Inc. (a)(b)	147,836	415,419
Aviat Networks, Inc. (a)	54,316	1,929,847
BK Technologies Corp.	66,720	232,186
CalAmp Corp. (a)	187,537	800,783
Calix, Inc. (a)	286,263	14,642,352
Cambium Networks Corp. (a)	60,225	1,208,716
Casa Systems, Inc. (a)(b)	183,547	664,440
Ciena Corp. (a)	761,983	36,742,820
Clearfield, Inc. (a)	58,772	3,684,417
ClearOne, Inc. (a)	67,187	106,155
CommScope Holding Co., Inc. (a)	1,062,044	7,689,199
COMSovereign Holding Corp. (a)(b)	2,037	7,313
Comtech Telecommunications Corp.	143,522	2,294,917
Digi International, Inc. (a)	179,512	5,990,315
DZS, Inc. (a)(b)	82,215	871,479
EMCORE Corp. (a)	190,203	272,941
Extreme Networks, Inc. (a)	676,392	12,662,058
Franklin Wireless Corp. (a)	19,379	95,345
Genasys, Inc. (a)	180,043	660,758
Harmonic, Inc. (a)	544,111	7,176,824
Infinera Corp. (a)(b)	975,902	6,899,627
Inseego Corp. (a)(b)	432,175	387,013
KVH Industries, Inc. (a)	81,315	805,019
Lantronix, Inc. (a)	146,797	756,005
Lumentum Holdings, Inc. (a)	354,419	19,071,286
NETGEAR, Inc. (a)	146,609	2,653,623
NetScout Systems, Inc. (a)	353,506	10,053,711
Network-1 Security Solutions, Inc.	44,035	97,758
Ondas Holdings, Inc. (a)(b)	174,153	327,408
Optical Cable Corp. (a)	11,019	47,602
PCTEL, Inc.	82,694	370,469
Ribbon Communications, Inc. (a)	466,390	2,080,099
Tessco Technologies, Inc. (a)	29,341	140,837
Ubiquiti, Inc.	21,446	5,753,962
ViaSat, Inc. (a)(b)	386,128	12,263,425
Viavi Solutions, Inc. (a)	1,164,963	12,744,695
Vislink Technologies, Inc. (a)(b)	292,778	146,857
		179,346,227
Electronic Equipment & Components - 2.0%
908 Devices, Inc. (a)(b)	117,045	1,053,405
ADDvantage Technologies Group, Inc. (a)(b)	11,567	16,425
Advanced Energy Industries, Inc.	191,185	17,795,500
Aeva Technologies, Inc. (a)	512,771	917,860
AEye, Inc. Class A (a)(b)	590,919	349,056
Airgain, Inc. (a)	50,956	387,775
Akoustis Technologies, Inc. (a)(b)	292,563	1,094,186
Alpine 4 Holdings, Inc. (a)(b)	805,338	455,016
AmpliTech Group, Inc. (a)(b)	60,616	160,026
Arlo Technologies, Inc. (a)	457,887	1,739,971
Arrow Electronics, Inc. (a)	315,639	37,242,246
Astrotech Corp. (a)	8,905	111,313
Avnet, Inc.	475,023	21,238,278
Badger Meter, Inc.	150,233	18,271,337
Bel Fuse, Inc. Class B (non-vtg.)	62,485	2,219,467
Belden, Inc.	217,870	18,383,871
Benchmark Electronics, Inc.	192,824	4,587,283
Cemtrex, Inc. (a)(b)	2,871	23,112
Cepton, Inc. (a)(b)	108,094	112,418
ClearSign Combustion Corp. (a)	155,966	125,849
Climb Global Solutions, Inc.	20,934	826,265
Coda Octopus Group, Inc. (a)(b)	23,556	161,359
Cognex Corp.	884,697	41,952,332
Coherent Corp. (a)	716,812	30,916,102
CPS Technologies Corp. (a)(b)	52,113	159,987
CTS Corp.	164,190	7,111,069
Daktronics, Inc. (a)	204,785	831,427
Data I/O Corp. (a)	26,950	119,658
Digital Ally, Inc. (a)(b)	16,859	81,092
Electro-Sensors, Inc. (a)	12,385	56,723
eMagin Corp. (a)(b)	337,655	361,291
ePlus, Inc. (a)	139,963	7,581,796
Evolv Technologies Holdings, Inc. (a)	372,995	1,025,736
Fabrinet (a)	187,063	22,797,368
FARO Technologies, Inc. (a)	96,549	2,626,133
Focus Universal, Inc. (a)(b)	89,933	454,162
Frequency Electronics, Inc.	20,142	127,297
Identiv, Inc. (a)	112,298	788,332
Insight Enterprises, Inc. (a)	154,922	20,747,154
IPG Photonics Corp. (a)	164,192	20,235,022
Iteris, Inc. (a)	212,640	1,029,178
Itron, Inc. (a)	230,556	12,858,108
Jabil, Inc.	687,772	57,105,709
KEY Tronic Corp. (a)	28,744	196,609
Kimball Electronics, Inc. (a)	128,445	3,212,409
Knowles Corp. (a)	474,778	8,061,730
LGL Group, Inc. (a)	9,384	43,448
LGL Group, Inc. warrants 11/16/25 (a)	6,067	1,213
LightPath Technologies, Inc. Class A (a)	155,391	271,934
Lightwave Logic, Inc. (a)(b)	582,834	3,438,721
Littelfuse, Inc.	126,857	32,821,712
Luna Innovations, Inc. (a)	166,500	1,671,660
M-Tron Industries, Inc. (a)	4,691	48,739
Methode Electronics, Inc. Class A	189,616	9,239,988
MicroVision, Inc. (a)(b)	875,244	2,240,625
Mirion Technologies, Inc. Class A (a)(b)	625,438	5,678,977
Napco Security Technologies, Inc. (a)	150,016	4,740,506
National Instruments Corp.	667,545	33,717,698
Neonode, Inc. (a)(b)	49,798	398,384
nLIGHT, Inc. (a)	232,287	2,624,843
Novanta, Inc. (a)	184,426	28,938,284
OSI Systems, Inc. (a)	81,199	7,514,967
Ouster, Inc. (a)(b)	1,342,679	1,611,215
Par Technology Corp. (a)(b)	141,713	4,839,499
PC Connection, Inc.	61,925	2,712,315
Plexus Corp. (a)	141,523	13,570,640
Powerfleet, Inc. (a)	187,504	521,261
Red Cat Holdings, Inc. (a)(b)	141,990	186,007
Research Frontiers, Inc. (a)(b)	116,573	219,157
RF Industries Ltd. (a)	44,925	222,379
Richardson Electronics Ltd.	56,681	1,189,167
Rogers Corp. (a)	96,494	14,203,917
Sanmina Corp. (a)	292,523	17,685,941
ScanSource, Inc. (a)	129,222	4,029,142
Sigmatron International, Inc. (a)(b)	22,207	87,051
Smartrent, Inc. (a)(b)	652,297	1,689,449
Sobr Safe, Inc. (a)(b)	34,999	58,448
Sono-Tek Corp. (a)	51,630	274,930
Taitron Components, Inc. Class A (sub. vtg.)	12,368	46,998
TD SYNNEX Corp.	218,452	21,084,987
Tingo Group, Inc. (a)(b)	537,831	488,351
TTM Technologies, Inc. (a)	526,005	6,990,606
Universal Security Instruments, Inc. (a)(b)	11,790	30,654
VerifyMe, Inc. (a)(b)	31,554	55,851
Vishay Intertechnology, Inc.	663,012	14,075,745
Vishay Precision Group, Inc. (a)	63,974	2,789,266
Vontier Corp.	806,175	21,097,600
Wireless Telecom Group, Inc. (a)	113,201	212,818
Wrap Technologies, Inc. (a)(b)	130,642	300,477
		631,374,012
IT Services - 4.1%
Affirm Holdings, Inc. (a)(b)	1,065,792	14,516,087
AgileThought, Inc. Class A (a)(b)	136,823	588,339
AppTech Payments Corp. (a)(b)	58,905	108,974
AvidXchange Holdings, Inc. (a)	682,200	6,787,890
Backblaze, Inc. Class A (a)	57,604	322,582
BigCommerce Holdings, Inc. (a)	311,968	2,969,935
Block, Inc. Class A (a)	2,750,859	211,073,411
BM Technologies, Inc. (a)(b)	51,258	170,689
Brightcove, Inc. (a)	220,262	1,182,807
Cantaloupe, Inc. (a)	302,598	1,742,964
Cass Information Systems, Inc.	62,703	3,031,690
Castellum, Inc. (a)(b)	182,831	181,003
Cerberus Cyber Sentinel Corp. (a)	228,326	130,169
Cloudflare, Inc. (a)	1,458,081	87,499,441
Computer Task Group, Inc. (a)	73,880	548,190
Concentrix Corp.	218,549	29,906,245
Conduent, Inc. (a)	809,908	3,223,434
Crexendo, Inc.	64,392	128,784
CSG Systems International, Inc.	161,575	9,080,515
CSP, Inc.	3,661	41,388
Cyxtera Technologies, Inc. Class A (a)	300,312	672,699
Data Storage Corp. (a)	23,681	41,797
DecisionPoint Systems, Inc. (a)	28,004	213,390
Digitalocean Holdings, Inc. (a)(b)	312,466	9,992,663
Edgio, Inc. (a)	685,702	843,413
Euronet Worldwide, Inc. (a)	240,999	26,232,741
EVERTEC, Inc.	333,460	12,274,663
EVO Payments, Inc. Class A (a)	236,592	8,008,639
Exela Technologies, Inc. (a)	322,280	16,114
ExlService Holdings, Inc. (a)	169,131	27,823,741
Fastly, Inc. Class A (a)	573,917	7,971,707
Flywire Corp. (a)	321,177	7,942,707
Genpact Ltd.	864,878	41,280,627
GoDaddy, Inc. (a)	792,931	60,032,806
Grid Dynamics Holdings, Inc. (a)	268,736	3,130,774
Hackett Group, Inc.	117,055	2,181,905
i3 Verticals, Inc. Class A (a)	117,640	2,895,120
Information Services Group, Inc.	176,911	932,321
Inpixon (a)(b)	8,957	10,659
International Money Express, Inc. (a)	172,828	4,415,755
Kyndryl Holdings, Inc. (a)	1,044,322	16,385,412
Marqeta, Inc. Class A (a)	2,284,288	13,248,870
Maximus, Inc.	309,856	25,432,980
MoneyGram International, Inc. (a)	482,671	5,236,980
MongoDB, Inc. Class A (a)	351,947	73,739,935
Okta, Inc. (a)	779,004	55,535,195
OMNIQ Corp. (a)(b)	27,917	139,864
Paymentus Holdings, Inc. (a)(b)	85,318	763,596
Payoneer Global, Inc. (a)	1,024,099	5,939,774
Paysign, Inc. (a)	155,262	602,417
Perficient, Inc. (a)	176,793	12,516,944
PFSweb, Inc. (a)	85,845	552,842
Priority Technology Holdings, Inc. (a)	82,529	323,514
Rackspace Technology, Inc. (a)(b)	314,849	739,895
Remitly Global, Inc. (a)	500,997	7,329,586
Repay Holdings Corp. (a)	387,490	3,285,915
Research Solutions, Inc. (a)	31,616	65,129
Ryvyl, Inc. (a)(b)	95,050	47,525
Sabre Corp. (a)(b)	1,674,318	8,472,049
Shift4 Payments, Inc. (a)	272,396	17,569,542
Snowflake, Inc. (a)	1,458,001	225,086,194
Squarespace, Inc. Class A (a)	211,298	4,946,486
SS&C Technologies Holdings, Inc.	1,124,039	65,981,089
StarTek, Inc. (a)	29,384	112,541
Steel Connect, Inc. (a)(b)	32,390	41,783
TaskUs, Inc. (a)(b)	132,965	2,287,663
The Glimpse Group, Inc. (a)(b)	53,118	217,784
The OLB Group, Inc. (a)	50,637	48,612
The Western Union Co.	1,979,277	25,651,430
Thoughtworks Holding, Inc. (a)	338,004	2,487,709
Toast, Inc. (a)	1,583,556	29,960,880
TSR, Inc. (a)	10,014	87,723
Ttec Holdings, Inc.	98,114	3,950,070
Tucows, Inc. (a)	49,705	1,149,180
Twilio, Inc. Class A (a)	894,135	60,094,813
Unisys Corp. (a)	360,146	1,793,527
Usio, Inc. (a)	87,687	163,098
Verra Mobility Corp. (a)	714,587	12,312,334
WaveDancer, Inc. (a)	53,204	39,903
WEX, Inc. (a)	222,878	42,973,107
WidePoint Corp. (a)(b)	41,960	85,389
		1,317,548,057
Semiconductors & Semiconductor Equipment - 2.6%
ACM Research, Inc.	213,517	2,216,306
AEHR Test Systems (a)	129,551	4,320,526
Allegro MicroSystems LLC (a)	331,755	14,491,058
Alpha & Omega Semiconductor Ltd. (a)	112,746	3,011,446
Ambarella, Inc. (a)	187,944	17,724,999
Amkor Technology, Inc.	512,516	13,202,412
Amtech Systems, Inc. (a)	56,689	543,081
Ascent Solar Technologies, Inc. (a)(b)	20,791	10,210
Atomera, Inc. (a)(b)	123,318	817,598
Axcelis Technologies, Inc. (a)	167,613	21,544,975
AXT, Inc. (a)	204,929	895,540
CEVA, Inc. (a)	117,390	3,704,828
Cirrus Logic, Inc. (a)	281,859	28,961,012
Cohu, Inc. (a)	243,072	9,042,278
Credo Technology Group Holding Ltd. (a)(b)	463,774	4,920,642
CVD Equipment Corp. (a)	27,061	317,696
Diodes, Inc. (a)	232,304	21,299,954
Entegris, Inc.	761,992	64,944,578
Everspin Technologies, Inc. (a)	75,950	524,055
FormFactor, Inc. (a)	394,499	11,874,420
GSI Technology, Inc. (a)	78,747	128,358
Ichor Holdings Ltd. (a)	148,650	4,898,018
Impinj, Inc. (a)	109,159	14,476,667
indie Semiconductor, Inc. (a)(b)	346,192	3,621,168
Intest Corp. (a)	48,885	727,409
Kopin Corp. (a)	449,326	516,725
Kulicke & Soffa Industries, Inc. (b)	296,224	15,788,739
Lattice Semiconductor Corp. (a)	700,448	59,510,062
MACOM Technology Solutions Holdings, Inc. (a)	261,012	17,889,762
Marvell Technology, Inc.	4,369,119	197,265,723
MaxLinear, Inc. Class A (a)	369,292	12,633,479
Meta Materials, Inc. (a)(b)	1,681,459	1,076,134
MKS Instruments, Inc.	292,582	28,359,973
Navitas Semiconductor Corp. (a)(b)	405,552	2,632,032
NVE Corp.	24,645	1,872,527
Onto Innovation, Inc. (a)	252,624	20,833,901
PDF Solutions, Inc. (a)	150,791	5,645,615
Peraso, Inc. (a)	31,007	24,185
Photronics, Inc. (a)	313,241	5,519,306
Pixelworks, Inc. (a)	246,226	393,962
Power Integrations, Inc.	292,276	24,039,701
QuickLogic Corp. (a)(b)	57,962	329,804
Rambus, Inc. (a)	548,335	24,252,857
Rigetti Computing, Inc. Class A (a)	359,525	269,536
Semtech Corp. (a)	324,447	9,996,212
Silicon Laboratories, Inc. (a)	170,007	30,351,350
SiTime Corp. (a)	82,179	10,202,523
SkyWater Technology, Inc. (a)(b)	42,855	562,686
SMART Global Holdings, Inc. (a)(b)	251,513	4,200,267
Synaptics, Inc. (a)	205,292	24,144,392
Transphorm, Inc. (a)	109,646	414,462
Trio-Tech International (a)	7,653	34,439
Ultra Clean Holdings, Inc. (a)	233,556	7,441,094
Universal Display Corp.	222,329	30,203,395
Veeco Instruments, Inc. (a)(b)	265,520	5,647,610
WiSA Technologies, Inc. (a)(b)	727	3,257
Wolfspeed, Inc. (a)(b)	635,803	47,036,706
		837,311,650
Software - 9.2%
8x8, Inc. (a)(b)	572,669	3,046,599
A10 Networks, Inc.	326,563	4,970,289
ACI Worldwide, Inc. (a)	573,886	14,834,953
Adeia, Inc.	521,068	5,137,730
Agilysys, Inc. (a)	101,528	8,113,102
Alarm.com Holdings, Inc. (a)	255,782	13,001,399
Alkami Technology, Inc. (a)	191,217	2,937,093
Altair Engineering, Inc. Class A (a)(b)	267,646	17,145,403
Alteryx, Inc. Class A (a)	315,048	20,575,785
American Software, Inc. Class A	164,963	2,233,599
Amplitude, Inc. (a)	274,171	3,619,057
AppFolio, Inc. (a)	96,125	12,694,268
Appian Corp. Class A (a)(b)	209,052	8,665,205
AppLovin Corp. (a)(b)	627,673	8,473,586
Arteris, Inc. (a)	78,460	515,482
Asana, Inc. (a)(b)	381,765	5,646,304
Aspen Technology, Inc. (a)	148,919	31,572,317
Asure Software, Inc. (a)	97,769	1,305,216
Atlassian Corp. PLC (a)	759,222	124,762,951
Auddia, Inc. (a)	36,097	43,316
AudioEye, Inc. (a)(b)	28,865	195,993
Authid, Inc. (a)	104,785	49,521
AvePoint, Inc. (a)(b)	443,275	2,216,375
Aware, Inc. (a)	23,654	38,083
Bentley Systems, Inc. Class B	1,003,846	40,615,609
Bill Holdings, Inc. (a)	486,966	41,211,933
Bio-Key International, Inc. (a)(b)	62,523	43,078
Black Knight, Inc. (a)	798,158	47,570,217
Blackbaud, Inc. (a)	230,829	12,854,867
Blackboxstocks, Inc. (a)	14,902	15,200
BlackLine, Inc. (a)	280,026	19,142,577
Blend Labs, Inc. (a)	866,129	1,368,484
Box, Inc. Class A (a)	728,237	24,286,704
Braze, Inc. (a)	165,208	5,071,886
Bridgeline Digital, Inc. (a)	30,228	30,228
BSQUARE Corp. (a)	59,023	71,418
BTCS, Inc.	39,146	56,762
C3.ai, Inc. (a)(b)	426,943	9,640,373
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	545,311	4,885,987
Cerence, Inc. (a)	200,960	5,502,285
Cipher Mining, Inc. (a)(b)	218,893	332,717
Cleanspark, Inc. (a)(b)	326,864	902,145
Clear Secure, Inc. (b)	384,742	11,826,969
Clearwater Analytics Holdings, Inc. (a)(b)	272,583	4,691,153
CommVault Systems, Inc. (a)	226,970	13,363,994
Confluent, Inc. (a)	790,663	19,284,271
Consensus Cloud Solutions, Inc. (a)	90,068	3,696,391
CoreCard Corp. (a)	33,816	1,125,058
Couchbase, Inc. (a)	130,945	2,129,166
Coupa Software, Inc. (a)	388,182	31,442,742
Crowdstrike Holdings, Inc. (a)	1,100,498	132,819,104
CS Disco, Inc. (a)	90,399	632,793
Cvent Holding Corp. (a)	325,050	2,359,863
Cyngn, Inc. (a)	80,692	75,850
D-Wave Quantum, Inc. (a)(b)	185,537	128,948
Datadog, Inc. Class A (a)	1,272,380	97,362,518
DatChat, Inc. (a)	42,295	27,910
Dave, Inc. (a)(b)	26,808	225,455
Digimarc Corp. (a)(b)	69,113	1,409,214
Digital Turbine, Inc. (a)	457,815	4,916,933
DocuSign, Inc. (a)	1,028,740	63,113,199
Dolby Laboratories, Inc. Class A	314,638	25,888,415
Domo, Inc. Class B (a)	158,336	2,433,624
DoubleVerify Holdings, Inc. (a)	380,680	10,000,464
Dropbox, Inc. Class A (a)	1,373,538	28,020,175
Duck Creek Technologies, Inc. (a)	384,827	7,288,623
Duos Technologies Group, Inc. (a)(b)	16,186	83,843
Dynatrace, Inc. (a)	1,105,085	46,999,265
E2open Parent Holdings, Inc. (a)(b)	884,267	5,482,455
Ebix, Inc.	120,490	2,094,116
eGain Communications Corp. (a)	117,721	919,401
Elastic NV (a)	395,060	23,316,441
Embark Technology, Inc. (a)(b)	68,269	279,903
Enfusion, Inc. Class A (a)(b)	73,663	789,667
EngageSmart, Inc. (a)	156,967	3,302,586
Envestnet, Inc. (a)(b)	282,259	17,644,010
Everbridge, Inc. (a)	204,780	6,692,210
EverCommerce, Inc. (a)(b)	158,507	1,585,070
Expensify, Inc. (a)	234,772	1,976,780
Fair Isaac Corp. (a)	127,631	86,455,963
Five9, Inc. (a)	360,712	23,806,992
ForgeRock, Inc. (a)	186,849	3,819,194
Foxo Technologies, Inc. Class A (a)(b)	122,223	65,023
Freshworks, Inc. (a)(b)	820,425	12,257,150
GitLab, Inc. (a)(b)	308,099	13,568,680
Greenidge Generation Holdings, Inc. (a)(b)	45,415	23,389
GSE Systems, Inc. (a)	32,127	26,344
Guidewire Software, Inc. (a)	419,759	29,471,279
HashiCorp, Inc. (a)(b)	376,288	10,987,610
HubSpot, Inc. (a)	248,900	96,289,454
Informatica, Inc. (a)(b)	202,881	3,499,697
Instructure Holdings, Inc. (a)(b)	92,688	2,388,570
Intapp, Inc. (a)	76,982	3,046,948
Intellicheck, Inc. (a)	87,568	210,163
InterDigital, Inc. (b)	137,519	10,037,512
Intrusion, Inc. (a)(b)	72,032	174,317
Inuvo, Inc. (a)(b)	474,980	182,867
IronNet, Inc. Class A (a)(b)	280,507	133,577
Issuer Direct Corp. (a)	15,958	416,344
Jamf Holding Corp. (a)	230,732	4,896,133
Kaltura, Inc. (a)	337,001	650,412
Kaspien Holdings, Inc. (a)(b)	3,767	2,426
Latch, Inc. (a)	502,306	396,822
LivePerson, Inc. (a)	357,633	3,619,246
Liveramp Holdings, Inc. (a)	342,196	8,086,091
Livevox Holdings, Inc. (a)	90,737	206,880
Manhattan Associates, Inc. (a)	318,662	45,807,663
Marathon Digital Holdings, Inc. (a)(b)	567,915	4,032,197
Marin Software, Inc. (a)(b)	71,684	78,136
Matterport, Inc. (a)(b)	1,128,946	3,443,285
MeridianLink, Inc. (a)(b)	104,917	1,653,492
MicroStrategy, Inc. Class A (a)(b)	47,664	12,500,837
Mitek Systems, Inc. (a)	230,914	2,147,500
Model N, Inc. (a)	169,197	5,617,340
Momentive Global, Inc. (a)	654,846	4,518,437
N-able, Inc. (a)	342,417	4,054,217
nCino, Inc. (a)(b)	392,582	10,697,860
NCR Corp. (a)	701,558	17,910,776
NetSol Technologies, Inc. (a)	61,485	166,624
New Relic, Inc. (a)	298,943	21,813,871
Nextnav, Inc. (a)	137,754	380,201
Nutanix, Inc. Class A (a)	1,177,261	33,257,623
Oblong, Inc. (a)(b)	4,860	10,400
Olo, Inc. (a)(b)	544,879	4,320,890
ON24, Inc. (a)	224,160	2,160,902
Onespan, Inc. (a)	185,103	2,502,593
Pagerduty, Inc. (a)	423,218	12,637,289
Palantir Technologies, Inc. (a)	9,019,943	70,716,353
Palo Alto Networks, Inc. (a)	1,538,197	289,750,169
Park City Group, Inc. (b)	66,727	407,702
Paycor HCM, Inc. (a)(b)	243,209	6,024,287
Paylocity Holding Corp. (a)	210,829	40,607,774
Pegasystems, Inc.	209,869	9,733,724
Phunware, Inc. (a)(b)	523,240	528,472
Porch Group, Inc. Class A (a)(b)	437,911	1,094,778
PowerSchool Holdings, Inc. (a)	165,815	3,805,454
Procore Technologies, Inc. (a)(b)	353,970	23,712,450
Progress Software Corp.	221,565	12,726,694
PROS Holdings, Inc. (a)	208,358	5,436,060
Q2 Holdings, Inc. (a)	295,834	9,549,522
Qualtrics International, Inc. (a)	564,861	9,557,448
Qualys, Inc. (a)	176,916	20,902,625
Quantum Computing, Inc. (a)(b)	123,851	178,345
Rapid7, Inc. (a)	302,673	14,316,433
Rekor Systems, Inc. (a)	236,161	351,880
Remark Holdings, Inc. (a)(b)	52,656	73,718
Rimini Street, Inc. (a)	262,364	1,122,918
RingCentral, Inc. (a)	394,457	13,032,859
Riot Platforms, Inc. (a)(b)	846,393	5,289,956
Rubicon Technologies, Inc. Class A (a)(b)	116,390	115,727
Samsara, Inc. (a)(b)	510,240	8,500,598
SeaChange International, Inc. (a)	231,944	97,416
SecureWorks Corp. (a)	51,226	387,781
Semrush Holdings, Inc. (a)	182,288	1,458,304
SentinelOne, Inc. (a)	1,076,555	17,214,114
ShotSpotter, Inc. (a)	44,780	1,526,998
Sigma Additive Solutions, Inc. (a)(b)	59,128	34,886
SilverSun Technologies, Inc. (A Shares) (a)(b)	16,709	56,644
Smartsheet, Inc. (a)	670,373	29,509,819
Smith Micro Software, Inc. (a)(b)	252,754	353,856
SolarWinds, Inc. (a)	246,524	2,100,384
Soluna Holdings, Inc. (a)(b)	40,128	13,644
Sonic Foundry, Inc. (a)(b)	6,516	5,930
SoundHound AI, Inc. (a)(b)	586,390	1,753,306
Splunk, Inc. (a)	766,075	78,522,688
Sprinklr, Inc. (a)	307,173	3,332,827
Sprout Social, Inc. (a)	242,021	14,758,441
SPS Commerce, Inc. (a)	184,338	27,768,676
SRAX, Inc. (a)	115,084	191,039
Stronghold Digital Mining, Inc. Class A (a)(b)	98,964	58,389
Sumo Logic, Inc. (a)	551,083	6,541,355
Synchronoss Technologies, Inc. (a)	441,240	472,127
T Stamp, Inc. Class A (a)(b)	72,238	46,247
Telos Corp. (a)	281,754	1,090,388
Tenable Holdings, Inc. (a)	579,146	25,615,628
Teradata Corp. (a)	519,936	21,192,591
TeraWulf, Inc. (a)	53,067	34,218
TeraWulf, Inc. rights (a)(c)	5,763	0
UiPath, Inc. Class A (a)	1,802,454	26,748,417
Unity Software, Inc. (a)(b)	1,247,205	37,964,920
Upland Software, Inc. (a)	151,141	875,106
Varonis Systems, Inc. (a)	569,388	15,419,027
Verb Technology Co., Inc. (a)(b)	346,665	45,621
Verint Systems, Inc. (a)	332,637	12,433,971
Veritone, Inc. (a)(b)	159,571	1,131,358
Vertex, Inc. Class A (a)	183,519	2,859,226
Viant Technology, Inc. (a)	75,860	298,130
VirnetX Holding Corp. (a)(b)	328,461	584,661
VMware, Inc. Class A (a)	1,061,594	116,913,347
Weave Communications, Inc. (a)	134,694	696,368
Workday, Inc. Class A (a)	1,028,917	190,833,236
Workiva, Inc. (a)	234,292	20,898,846
Xperi, Inc. (a)	231,617	2,707,603
Yext, Inc. (a)	539,125	3,957,178
ZeroFox Holdings, Inc. (a)	150,200	413,050
Zeta Global Holdings Corp. (a)(b)	647,077	6,865,487
Zoom Video Communications, Inc. Class A (a)	1,131,440	84,394,110
Zscaler, Inc. (a)	432,223	56,686,046
Zuora, Inc. (a)	633,602	5,366,609
		2,955,021,850
Technology Hardware, Storage & Peripherals - 0.5%
Astro-Med, Inc. (a)	35,219	439,181
Avid Technology, Inc. (a)	170,268	4,947,988
Boxlight Corp. (a)	339,374	203,523
CompoSecure, Inc. (a)	25,857	178,672
Corsair Gaming, Inc. (a)(b)	200,321	3,505,618
CPI Card Group (a)(b)	22,692	732,271
Dell Technologies, Inc.	1,325,656	53,874,660
Diebold Nixdorf, Inc. (a)(b)	394,716	1,270,986
Eastman Kodak Co. (a)(b)	367,193	1,270,488
Immersion Corp.	176,635	1,351,258
Intevac, Inc. (a)	131,474	950,557
IonQ, Inc. (a)(b)	776,532	3,680,762
Movano, Inc. (a)	71,862	91,265
One Stop Systems, Inc. (a)	69,079	198,948
Pure Storage, Inc. Class A (a)	1,443,795	41,205,909
Quantum Corp. (a)	512,234	578,824
Socket Mobile, Inc. (a)(b)	29,027	61,247
Sonim Technologies, Inc. (a)(b)	44,318	19,589
Super Micro Computer, Inc. (a)	236,118	23,132,480
Transact Technologies, Inc. (a)	31,231	215,806
Turtle Beach Corp. (a)	90,742	734,103
Xerox Holdings Corp.	575,300	9,486,697
		148,130,832
TOTAL INFORMATION TECHNOLOGY		6,068,732,628
MATERIALS - 4.4%
Chemicals - 1.8%
Advanced Emissions Solutions, Inc. (a)	95,047	268,033
AdvanSix, Inc.	139,216	5,728,738
AgroFresh Solutions, Inc. (a)	175,813	523,923
American Vanguard Corp.	143,027	2,984,973
Amyris, Inc. (a)(b)	1,151,350	1,439,188
Ashland, Inc.	253,845	25,836,344
Aspen Aerogels, Inc. (a)	282,738	3,067,707
Avient Corp.	437,718	19,097,636
Axalta Coating Systems Ltd. (a)	1,125,074	33,527,205
Balchem Corp.	164,402	21,372,260
Cabot Corp.	287,558	22,869,488
Chase Corp.	38,042	3,725,833
Core Molding Technologies, Inc. (a)	35,396	595,007
Crown ElectroKinetics Corp. (a)	72,292	18,485
Danimer Scientific, Inc. (a)(b)	487,778	1,258,467
Diversey Holdings Ltd. (a)	404,627	2,391,346
Ecovyst, Inc. (a)	339,831	3,411,903
Element Solutions, Inc.	1,151,154	23,644,703
Flotek Industries, Inc. (a)(b)	324,847	370,326
FutureFuel Corp.	131,548	1,151,045
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	4,557,954	6,700,192
H.B. Fuller Co.	271,044	18,908,029
Hawkins, Inc.	97,227	3,954,222
Huntsman Corp.	921,738	27,043,793
Ingevity Corp. (a)	179,002	14,778,405
Innospec, Inc.	126,787	13,878,105
Intrepid Potash, Inc. (a)	51,471	1,630,087
Koppers Holdings, Inc.	105,583	3,789,374
Kronos Worldwide, Inc.	113,037	1,276,188
Livent Corp. (a)(b)	920,029	21,574,680
Loop Industries, Inc. (a)(b)	117,009	304,223
LSB Industries, Inc. (a)	262,805	3,571,520
Mativ, Inc.	284,034	7,359,321
Minerals Technologies, Inc.	166,455	10,112,141
NewMarket Corp.	34,638	11,898,153
Northern Technologies International Corp.	39,299	504,206
Olin Corp.	651,517	37,625,107
Origin Materials, Inc. Class A (a)(b)	628,656	3,017,549
Orion Engineered Carbons SA	291,946	7,444,623
Perimeter Solutions SA (a)(b)	763,548	6,535,971
PureCycle Technologies, Inc. (a)(b)	679,863	4,337,526
Quaker Houghton	69,715	13,648,803
Rayonier Advanced Materials, Inc. (a)	331,551	2,718,718
RPM International, Inc.	660,936	58,578,758
Sensient Technologies Corp.	220,174	16,598,918
Stepan Co.	108,079	11,249,943
The Chemours Co. LLC	770,064	26,320,788
The Scotts Miracle-Gro Co. Class A	209,173	17,256,773
Trinseo PLC	178,915	4,147,250
Tronox Holdings PLC	582,891	9,093,100
Valhi, Inc.	10,431	247,110
Valvoline, Inc.	904,435	31,836,112
Westlake Corp.	175,713	20,934,447
		592,156,745
Construction Materials - 0.2%
Eagle Materials, Inc.	187,672	26,334,135
Smith-Midland Corp. (a)	21,979	425,074
Summit Materials, Inc.	601,376	17,764,647
United States Lime & Minerals, Inc.	11,372	1,834,304
		46,358,160
Containers & Packaging - 0.8%
Aptargroup, Inc.	334,525	39,045,758
Berry Global Group, Inc.	637,210	39,570,741
Crown Holdings, Inc.	614,025	53,119,303
Cryptyde, Inc. (a)	83,009	14,228
Graphic Packaging Holding Co.	1,571,743	37,407,483
Greif, Inc.:
Class A	120,329	8,549,375
Class B (b)	36,602	3,011,613
Myers Industries, Inc.	184,516	4,767,893
O-I Glass, Inc. (a)	792,556	17,610,594
Pactiv Evergreen, Inc.	203,958	2,204,786
Ranpak Holdings Corp. (A Shares) (a)	199,244	1,255,237
Silgan Holdings, Inc.	426,355	22,767,357
Sonoco Products Co.	500,350	29,550,671
TriMas Corp.	216,274	6,486,057
		265,361,096
Metals & Mining - 1.5%
5E Advanced Materials, Inc. (a)(b)	154,408	1,043,798
Alcoa Corp.	907,390	44,407,667
Alpha Metallurgical Resources	74,447	12,487,740
Ampco-Pittsburgh Corp. (a)	60,685	177,200
Arconic Corp. (a)	518,444	13,707,659
Ascent Industries Co. (a)	41,397	382,508
ATI, Inc. (a)	665,483	27,051,884
Carpenter Technology Corp.	246,677	11,921,899
Century Aluminum Co. (a)	266,789	3,220,143
Cleveland-Cliffs, Inc. (a)	2,641,950	56,352,794
Coeur d'Alene Mines Corp. (a)(b)	1,448,422	4,519,077
Commercial Metals Co.	599,668	31,032,819
Compass Minerals International, Inc.	173,222	6,674,244
Contango ORE, Inc. (a)	7,706	184,096
Dakota Gold Corp. (a)	259,162	728,245
Friedman Industries	34,511	410,163
Gatos Silver, Inc. (a)	248,110	1,002,364
Gold Resource Corp.	430,452	393,605
Golden Minerals Co. (a)(b)	534,520	118,289
Haynes International, Inc.	65,309	3,573,055
Hecla Mining Co.	2,868,008	14,770,241
Hycroft Mining Holding Corp. (a)(b)	777,564	302,395
Idaho Strategic Resources, Inc. (a)	36,450	191,363
Kaiser Aluminum Corp.	81,224	6,442,688
Materion Corp.	105,238	11,752,980
McEwen Mining, Inc. (a)(b)	206,628	1,405,070
MP Materials Corp. (a)(b)	471,118	16,489,130
Olympic Steel, Inc.	50,203	2,635,658
Paramount Gold Nevada Corp. (a)	22,246	6,674
Piedmont Lithium, Inc. (a)(b)	84,292	5,470,551
Ramaco Resources, Inc.	129,535	1,288,873
Reliance Steel & Aluminum Co.	300,178	74,396,116
Royal Gold, Inc.	336,104	39,925,794
Ryerson Holding Corp.	105,803	3,801,502
Schnitzer Steel Industries, Inc. Class A	130,480	4,265,391
Solitario Exploration & Royalty Corp. (a)	217,644	161,057
SunCoke Energy, Inc.	431,762	4,106,057
TimkenSteel Corp. (a)	200,859	3,673,711
Tredegar Corp.	132,874	1,543,996
U.S. Antimony Corp. (a)	397,207	158,208
U.S. Gold Corp. (a)	33,395	138,923
United States Steel Corp.	1,200,095	36,758,910
Universal Stainless & Alloy Products, Inc. (a)	44,863	436,517
Warrior Metropolitan Coal, Inc.	264,688	10,129,610
Worthington Industries, Inc.	154,877	9,360,766
		469,001,430
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	86,317	3,330,973
Glatfelter Corp.	231,023	887,128
Louisiana-Pacific Corp.	368,159	21,540,983
Mercer International, Inc. (SBI)	213,635	2,302,985
Sylvamo Corp.	169,073	8,340,371
		36,402,440
TOTAL MATERIALS		1,409,279,871
REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Acadia Realty Trust (SBI)	506,535	7,380,215
Agree Realty Corp.	453,742	32,115,859
Alexander & Baldwin, Inc.	379,591	7,086,964
Alexanders, Inc.	11,626	2,545,048
Alpine Income Property Trust, Inc.	66,636	1,214,774
American Assets Trust, Inc.	276,592	6,978,416
American Homes 4 Rent Class A	1,576,423	48,900,641
American Strategic Investment Co. (b)	8,521	100,463
Americold Realty Trust	1,379,615	40,560,681
Apartment Income (REIT) Corp.	772,862	29,214,184
Apartment Investment & Management Co. Class A	765,633	5,742,248
Apple Hospitality (REIT), Inc.	1,088,260	17,967,173
Armada Hoffler Properties, Inc.	354,431	4,543,805
Ashford Hospitality Trust, Inc. (a)	176,414	873,249
Bluerock Homes Trust, Inc. (a)	17,379	373,475
Braemar Hotels & Resorts, Inc. (b)	314,442	1,465,300
Brandywine Realty Trust (SBI)	993,544	5,851,974
Brixmor Property Group, Inc.	1,536,970	34,797,001
Broadstone Net Lease, Inc.	898,414	15,946,849
BRT Apartments Corp.	64,429	1,363,962
CareTrust (REIT), Inc.	501,947	9,873,297
CBL & Associates Properties, Inc.	124,165	3,172,416
Centerspace	79,533	4,979,561
Chatham Lodging Trust	247,029	3,016,224
City Office REIT, Inc.	216,969	1,835,558
Clipper Realty, Inc.	80,044	532,293
Community Healthcare Trust, Inc.	123,895	4,799,692
CorEnergy Infrastructure Trust, Inc.	88,715	139,283
Corporate Office Properties Trust (SBI)	581,418	14,785,460
Cousins Properties, Inc.	781,355	19,135,384
Creative Media & Community Trust Corp.	70,589	358,592
CTO Realty Growth, Inc.	94,885	1,668,078
CubeSmart	1,149,555	54,017,589
DiamondRock Hospitality Co.	1,069,583	9,326,764
Diversified Healthcare Trust (SBI)	1,295,057	1,269,156
Douglas Emmett, Inc.	907,159	12,818,157
Easterly Government Properties, Inc.	506,414	7,646,851
EastGroup Properties, Inc.	224,185	36,602,685
Elme Communities (SBI)	464,560	8,645,462
Empire State Realty Trust, Inc.	679,717	4,955,137
EPR Properties	385,463	15,742,309
Equity Commonwealth	557,889	11,843,983
Equity Lifestyle Properties, Inc.	895,846	61,374,409
Essential Properties Realty Trust, Inc.	733,927	18,905,960
Farmland Partners, Inc.	266,197	2,853,632
First Industrial Realty Trust, Inc.	678,494	35,790,559
Four Corners Property Trust, Inc.	433,469	11,768,683
Franklin Street Properties Corp.	476,909	1,154,120
Gaming & Leisure Properties	1,318,577	71,044,929
Generation Income Properties, Inc.	1,338	7,292
Getty Realty Corp.	217,762	7,475,769
Gladstone Commercial Corp.	203,462	2,783,360
Gladstone Land Corp.	168,367	2,963,259
Global Medical REIT, Inc.	323,725	3,256,674
Global Net Lease, Inc.	542,778	7,664,025
Global Self Storage, Inc.	73,114	410,170
Healthcare Trust of America, Inc.	1,951,774	38,059,593
Hersha Hospitality Trust	176,288	1,473,768
Highwoods Properties, Inc. (SBI)	545,832	14,464,548
Hudson Pacific Properties, Inc.	662,682	6,116,555
Independence Realty Trust, Inc.	1,159,108	20,968,264
Indus Realty Trust, Inc.	28,205	1,876,479
Industrial Logistics Properties Trust	335,979	1,377,514
InnSuites Hospitality Trust	27,286	45,022
InvenTrust Properties Corp.	344,993	8,345,381
iStar Financial, Inc.	451,384	3,475,657
JBG SMITH Properties	548,520	9,461,970
Kilroy Realty Corp.	541,575	19,507,532
Kite Realty Group Trust	1,121,812	24,365,757
Lamar Advertising Co. Class A	445,627	46,594,759
Life Storage, Inc.	436,927	52,658,442
LTC Properties, Inc.	210,530	7,541,185
LXP Industrial Trust (REIT)	1,424,630	14,858,891
Medalist Diversified (REIT), Inc.	210,454	189,409
Medical Properties Trust, Inc. (b)	3,079,964	31,723,629
Modiv, Inc.	30,783	371,862
National Health Investors, Inc.	225,172	12,384,460
National Retail Properties, Inc.	919,763	41,683,659
National Storage Affiliates Trust	434,138	18,364,037
Necessity Retail (REIT), Inc./The	697,035	4,781,660
NETSTREIT Corp.	291,247	5,880,277
NexPoint Diversified Real Estate Trust	173,464	2,117,995
NexPoint Residential Trust, Inc.	117,024	5,667,472
Office Properties Income Trust	264,344	4,345,815
Omega Healthcare Investors, Inc.	1,201,507	32,188,373
One Liberty Properties, Inc.	88,278	1,999,497
Orion Office (REIT), Inc.	302,530	2,589,657
Outfront Media, Inc.	746,349	13,023,790
Paramount Group, Inc.	853,644	4,498,704
Park Hotels & Resorts, Inc.	1,144,807	15,741,096
Pebblebrook Hotel Trust (b)	670,909	9,573,871
Phillips Edison & Co., Inc.	603,759	20,582,144
Physicians Realty Trust	1,176,244	17,443,699
Piedmont Office Realty Trust, Inc. Class A	662,521	6,062,067
Plymouth Industrial REIT, Inc.	207,165	4,480,979
Postal Realty Trust, Inc.	94,796	1,386,865
Potlatch Corp.	415,236	19,167,294
Presidio Property Trust, Inc. Class A (b)	78,037	87,401
Rayonier, Inc.	752,960	25,284,397
Retail Opportunity Investments Corp.	643,217	9,152,978
Rexford Industrial Realty, Inc.	942,084	56,958,399
RLJ Lodging Trust	831,641	9,430,809
RPT Realty	436,047	4,674,424
Ryman Hospitality Properties, Inc.	282,257	26,184,982
Sabra Health Care REIT, Inc.	1,185,335	14,117,340
Safehold, Inc.	126,051	3,766,404
Saul Centers, Inc.	66,123	2,599,956
Service Properties Trust	850,866	9,342,509
SITE Centers Corp.	946,219	12,650,948
SL Green Realty Corp.	332,995	11,338,480
Sotherly Hotels, Inc. (a)	66,311	148,537
Spirit Realty Capital, Inc.	718,277	29,578,647
Stag Industrial, Inc.	920,322	30,959,632
Summit Hotel Properties, Inc.	559,163	4,137,806
Sun Communities, Inc.	635,260	90,931,116
Sunstone Hotel Investors, Inc.	1,072,661	11,338,027
Tanger Factory Outlet Centers, Inc.	533,787	10,083,236
Terreno Realty Corp.	372,926	23,199,726
The Macerich Co.	1,096,491	13,103,067
UMH Properties, Inc.	280,093	4,764,382
Uniti Group, Inc.	1,228,648	6,745,278
Universal Health Realty Income Trust (SBI)	68,665	3,640,618
Urban Edge Properties (b)	600,177	9,242,726
Urstadt Biddle Properties, Inc. Class A	160,603	2,778,432
Veris Residential, Inc. (a)	405,933	6,551,759
Vornado Realty Trust	823,666	16,292,113
Wheeler REIT, Inc. (a)	41,031	61,136
Whitestone REIT Class B	239,485	2,263,133
WP Carey, Inc.	1,071,657	86,975,682
Xenia Hotels & Resorts, Inc.	583,404	8,190,992
		1,813,653,753
Real Estate Management & Development - 0.6%
Alset, Inc. (a)	8,784	17,568
Altisource Asset Management Corp. (a)	2,397	124,668
Altisource Portfolio Solutions SA (a)(b)	46,127	267,075
American Realty Investments, Inc. (a)(b)	8,616	203,596
Amrep Corp. (a)	12,140	163,769
Anywhere Real Estate, Inc. (a)	565,006	3,271,385
Avalon GloboCare Corp. (a)(b)	7,773	17,956
Compass, Inc. (a)	1,291,766	4,663,275
Comstock Holding Companies, Inc. (a)	13,657	87,951
Cushman & Wakefield PLC (a)	829,781	10,737,366
Digitalbridge Group, Inc. (b)	737,747	9,052,156
Doma Holdings, Inc. Class A (a)(b)	582,798	332,195
Douglas Elliman, Inc.	355,977	1,502,223
eXp World Holdings, Inc.	374,954	4,529,444
Fathom Holdings, Inc. (a)(b)	40,064	189,903
Forestar Group, Inc. (a)	95,211	1,358,661
FRP Holdings, Inc. (a)	33,576	1,834,928
Howard Hughes Corp. (a)	175,955	14,625,380
InterGroup Corp. (a)	2,587	112,612
J.W. Mays, Inc. (a)	1,221	51,563
Jones Lang LaSalle, Inc. (a)	244,274	42,616,042
Kennedy-Wilson Holdings, Inc.	609,081	10,177,744
Marcus & Millichap, Inc.	129,586	4,453,871
Maui Land & Pineapple, Inc. (a)	29,234	269,537
Newmark Group, Inc.	638,399	5,119,960
Offerpad Solutions, Inc. (a)(b)	397,964	226,203
Opendoor Technologies, Inc. (a)(b)	2,574,526	3,707,317
Rafael Holdings, Inc. (a)	54,294	117,818
RE/MAX Holdings, Inc.	99,557	1,840,809
Redfin Corp. (a)(b)	553,911	4,104,481
Seritage Growth Properties (a)(b)	183,711	2,219,229
Stratus Properties, Inc.	35,856	764,091
Tejon Ranch Co. (a)	124,709	2,395,660
The RMR Group, Inc.	74,831	2,105,744
The St. Joe Co.	175,247	7,505,829
Transcontinental Realty Investors, Inc. (a)(b)	5,214	227,383
Trinity Place Holdings, Inc. (a)(b)	50,026	43,022
WeWork, Inc. (a)(b)	1,217,331	1,412,104
Zillow Group, Inc.:
Class A (a)	330,930	13,683,956
Class C (a)(b)	800,970	33,640,740
		189,775,214
TOTAL REAL ESTATE		2,003,428,967
UTILITIES - 1.9%
Electric Utilities - 0.6%
Allete, Inc.	291,186	17,817,671
Avangrid, Inc.	364,152	14,212,853
Genie Energy Ltd. Class B	107,827	1,231,384
Hawaiian Electric Industries, Inc.	550,530	22,268,939
IDACORP, Inc.	259,840	26,867,456
MGE Energy, Inc.	185,337	13,118,153
OGE Energy Corp.	1,023,971	36,576,244
Otter Tail Corp. (b)	212,963	15,096,947
PNM Resources, Inc.	434,493	21,290,157
Portland General Electric Co.	459,412	21,959,894
Via Renewables, Inc. Class A,	63,487	372,034
		190,811,732
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	94,182	12,063,772
National Fuel Gas Co.	468,337	26,826,343
New Jersey Resources Corp.	492,338	25,124,008
Northwest Natural Holding Co.	182,398	8,817,119
ONE Gas, Inc.	280,432	22,479,429
RGC Resources, Inc.	37,887	912,887
Southwest Gas Corp.	316,038	19,913,554
Spire, Inc.	269,051	18,941,190
UGI Corp.	1,069,696	39,824,782
		174,903,084
Independent Power and Renewable Electricity Producers - 0.3%
Altus Power, Inc. Class A (a)(b)	190,353	1,288,690
Clearway Energy, Inc.:
Class A	163,500	4,857,585
Class C	432,214	13,575,842
Montauk Renewables, Inc. (a)(b)	330,235	3,256,117
Ormat Technologies, Inc.	247,815	20,945,324
Sunnova Energy International, Inc. (a)(b)	512,333	9,109,281
Vistra Corp.	1,912,312	42,051,741
		95,084,580
Multi-Utilities - 0.2%
Avista Corp.	375,928	15,458,159
Black Hills Corp.	333,400	20,474,094
NorthWestern Energy Corp.	295,565	17,077,746
Unitil Corp.	83,424	4,531,592
		57,541,591
Water Utilities - 0.3%
American States Water Co.	189,850	16,953,605
Artesian Resources Corp. Class A	38,728	2,181,548
Cadiz, Inc. (a)(b)	153,341	634,832
California Water Service Group	282,638	16,178,199
Consolidated Water Co., Inc.	76,253	1,168,958
Essential Utilities, Inc.	1,222,181	52,284,903
Global Water Resources, Inc.	61,289	809,015
Middlesex Water Co.	90,144	6,896,016
Pure Cycle Corp. (a)	103,365	912,713
SJW Group	136,521	10,435,665
York Water Co.	72,287	3,143,039
		111,598,493
TOTAL UTILITIES		629,939,480
TOTAL COMMON STOCKS (Cost $27,045,681,374)		32,105,295,810

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Regional Health Properties, Inc. (c)	10	0
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	86	1,992
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c)	117,390	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,395)		1,993

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $4,923,958)	5,000,000	4,922,125

Money Market Funds - 6.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (g)	31,202,482	31,208,723
Fidelity Securities Lending Cash Central Fund 4.63% (d)(g)	2,075,312,950	2,075,520,482
TOTAL MONEY MARKET FUNDS (Cost $2,106,729,205)		2,106,729,205

TOTAL INVESTMENT IN SECURITIES - 106.3% (Cost $29,157,340,932)	34,216,949,133
NET OTHER ASSETS (LIABILITIES) - (6.3)%	(2,039,410,955)
NET ASSETS - 100.0%	32,177,538,178

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	465	Mar 2023	44,154,075	688,250	688,250
CME E-mini S&P MidCap 400 Index Contracts (United States)	113	Mar 2023	29,416,160	370,697	370,697

TOTAL FUTURES CONTRACTS					1,058,947
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Investment made with cash collateral received from securities on loan.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,689,625.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	182,474,717	4,429,181,632	4,580,447,626	1,179,584	-	-	31,208,723	0.1%
Fidelity Securities Lending Cash Central Fund 4.63%	3,042,401,863	8,365,345,412	9,332,226,793	54,418,084	-	-	2,075,520,482	6.6%
Total	3,224,876,580	12,794,527,044	13,912,674,419	55,597,668	-	-	2,106,729,205

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Stran & Co., Inc.	36,481	26,676	1,068	-	(30)	726	-
Total	36,481	26,676	1,068	-	(30)	726	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,242,581,012	1,242,454,148	-	126,864
Consumer Discretionary	4,125,145,371	4,125,145,370	-	1
Consumer Staples	925,747,688	925,747,322	366	-
Energy	1,439,576,364	1,439,576,364	-	-
Financials	5,181,672,271	5,181,672,270	1	-
Health Care	4,167,637,328	4,163,702,243	3,022,126	912,959
Industrials	4,911,556,822	4,911,526,987	-	29,835
Information Technology	6,068,732,629	6,068,732,628	-	1
Materials	1,409,279,871	1,409,279,871	-	-
Real Estate	2,003,428,967	2,003,428,967	-	-
Utilities	629,939,480	629,939,480	-	-

U.S. Government and Government Agency Obligations	4,922,125	-	4,922,125	-

Money Market Funds	2,106,729,205	2,106,729,205	-	-
Total Investments in Securities:	34,216,949,133	34,207,934,855	7,944,618	1,069,660
Derivative Instruments:

Assets
Futures Contracts	1,058,947	1,058,947	-	-
Total Assets	1,058,947	1,058,947	-	-
Total Derivative Instruments:	1,058,947	1,058,947	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,058,947	0
Total Equity Risk	1,058,947	0
Total Value of Derivatives	1,058,947	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Extended Market Index Fund
Financial Statements
Statement of Assets and Liabilities
		February 28, 2023

Assets
Investment in securities, at value (including securities loaned of $2,009,470,276) - See accompanying schedule:
Unaffiliated issuers (cost $27,050,611,727)	$32,110,219,928
Fidelity Central Funds (cost $2,106,729,205)	2,106,729,205

Total Investment in Securities (cost $29,157,340,932)		$34,216,949,133
Cash		32,196,912
Receivable for investments sold		8,030,522
Receivable for fund shares sold		33,583,246
Dividends receivable		21,995,236
Distributions receivable from Fidelity Central Funds		5,163,719
Other receivables		762,064
Total assets		34,318,680,832
Liabilities
Payable for investments purchased	$754,164
Payable for fund shares redeemed	31,537,695
Distributions payable	11,989
Accrued management fee	959,572
Payable for daily variation margin on futures contracts	40,152
Deferred dividend income	31,442,742
Other payables and accrued expenses	637,705
Collateral on securities loaned	2,075,758,635
Total Liabilities		2,141,142,654
Net Assets		$32,177,538,178
Net Assets consist of:
Paid in capital		$27,651,331,173
Total accumulated earnings (loss)		4,526,207,005
Net Assets		$32,177,538,178
Net Asset Value , offering price and redemption price per share ($32,177,538,178 ÷ 468,341,112 shares)		$68.71

Statement of Operations
		Year ended February 28, 2023
Investment Income
Dividends		$405,775,658
Interest		80,679
Income from Fidelity Central Funds (including $54,418,084 from security lending)		55,597,668
Total Income		461,454,005
Expenses
Management fee	$11,065,345
Independent trustees' fees and expenses	109,643
Total expenses before reductions	11,174,988
Expense reductions	(63,030)
Total expenses after reductions		11,111,958
Net Investment income (loss)		450,342,047
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(196,878,987)
Redemptions in-kind	599,135,386
Affiliated issuers	(30)
Futures contracts	4,277,972
Total net realized gain (loss)		406,534,341
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,977,037,751)
Affiliated issuers	726
Futures contracts	(802,473)
Total change in net unrealized appreciation (depreciation)		(4,977,839,498)
Net gain (loss)		(4,571,305,157)
Net increase (decrease) in net assets resulting from operations		$(4,120,963,110)
Statement of Changes in Net Assets

	Year ended February 28, 2023	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$450,342,047	$382,481,456
Net realized gain (loss)	406,534,341	971,839,623
Change in net unrealized appreciation (depreciation)	(4,977,839,498)	(4,235,898,923)
Net increase (decrease) in net assets resulting from operations	(4,120,963,110)	(2,881,577,844)
Distributions to shareholders	(557,440,092)	(2,817,769,879)
Share transactions
Proceeds from sales of shares	7,485,216,682	15,982,100,039
Reinvestment of distributions	533,007,585	2,714,273,707
Cost of shares redeemed	(9,894,528,194)	(9,866,506,755)
Net increase (decrease) in net assets resulting from share transactions	(1,876,303,927)	8,829,866,991
Total increase (decrease) in net assets	(6,554,707,129)	3,130,519,268

Net Assets
Beginning of period	38,732,245,307	35,601,726,039
End of period	$32,177,538,178	$38,732,245,307

Other Information
Shares
Sold	111,191,123	181,358,691
Issued in reinvestment of distributions	7,987,572	31,248,026
Redeemed	(144,845,207)	(112,858,194)
Net increase (decrease)	(25,666,512)	99,748,523

Financial Highlights
Fidelity® Extended Market Index Fund

Years ended February 28,	2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$78.40	$90.30	$59.56	$62.22	$61.68
Income from Investment Operations
Net investment income (loss) B,C	.96	.82	.75	.86	.88
Net realized and unrealized gain (loss)	(9.45)	(6.19)	31.78	(.72)	2.89
Total from investment operations	(8.49)	(5.37)	32.53	.14	3.77
Distributions from net investment income	(.87)	(.86)	(.78)	(.92)	(.90)
Distributions from net realized gain	(.33)	(5.67)	(1.01)	(1.88)	(2.33)
Total distributions	(1.20)	(6.53)	(1.79)	(2.80)	(3.23)
Net asset value, end of period	$68.71	$78.40	$90.30	$59.56	$62.22
Total Return D	(10.77)%	(6.58)%	56.23%	-% E	6.77%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.03% H	.03%	.04%	.05%	.05%
Expenses net of fee waivers, if any	.03% H	.03%	.04%	.05%	.05%
Expenses net of all reductions	.03% H	.03%	.04%	.05%	.05%
Net investment income (loss)	1.41%	.93%	1.12%	1.38%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$32,177,538	$38,732,245	$35,601,726	$23,183,527	$23,012,061
Portfolio turnover rate I	18% J	18% J	26% J	15%	13% J

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Amount represents less than .005%.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® International Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended February 28, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® International Index Fund	-3.07%	2.86%	4.97%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® International Index Fund on February 28, 2013.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Fidelity® International Index Fund
Management's Discussion of Fund Performance
Market Recap:
International equities returned -7.03% for the 12 months ending February 28, 2023, according to the MSCI ACWI (All Country World Index) ex USA Index. The new year began with an encouraging upturn in January (+8.12%), but foreign stocks lost momentum in February (-3.51%) amid higher-than-expected inflation in some countries. Some investors took this as a sign that the global economy continued to run hot, even after a year of historic policy adjustment by central banks around the world aimed at cooling economic growth. Though the rate of inflation declined in some markets in the latter months of the one-year period, it remained elevated and above levels targeted by central bankers. Other factors influencing equities abroad the past 12 months included rising sovereign bond yields in some markets, ongoing global supply-chain disruption, a broadly strong U.S. dollar, Russia's ongoing war in Ukraine and the potential for variants of the coronavirus to upend global economic growth. Value stocks handily outpaced growth this period. Among regions within the index, emerging markets (-15%) notably lagged, as did Japan (-9%). Conversely, the U.K. (0%) and Europe ex U.K. (-1%) held up best. Asia Pacific ex Japan (-3%) also topped the broader market. From a sector perspective, real estate (-17%) fared worst, followed by the growth-oriented information technology (-16%) and communication services (-14%) groups. In sharp contrast, energy gained 6% amid elevated prices for oil and natural gas, while the financials (-1%) sector also outperformed.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending February 28, 2023, the fund returned -3.07%, roughly in line with the -2.94% result of the benchmark MSCI EAFE Index (Net MA). By region, Japan returned -9% and detracted most, followed by Europe ex U.K. (-1%). By sector, stocks in the information technology sector returned about -10% and detracted most, followed by consumer staples, which returned -7%. Health care returned -5% and industrials returned -4%. Consumer discretionary (-5%) and communication services (-11%) hampered results. Other notable detractors included the materials (-6%), and real estate (-16%) sectors. Utilities (-9%) also hurt. From a sector standpoint, financials advanced approximately 7% and contributed most, driven by the banks industry (+13%). Energy stocks also helped, gaining about 21%. Turning to individual stocks, the biggest individual detractor was Roche Holding (-23%), from the pharmaceuticals, biotechnology & life sciences segment, followed by Toyota Motor (-25%), which is in the automobiles & components category. Within food, beverage & tobacco, Nestle returned roughly -12% and hurt. Other detractors were Sea (-57%), a stock in the media & entertainment group, and Sony (-18%), from the consumer durables & apparel industry. In contrast, the biggest individual contributor was Novo-Nordisk (+40%), from the pharmaceuticals, biotechnology & life sciences category. In energy, BP (+42%), Shell (+19%), and Total Energies (+28%) helped. LVMH Moet Hennessy Louis Vuitton, within the consumer durables & apparel group, gained roughly 14% and boosted the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® International Index Fund
Investment Summary February 28, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Nestle SA (Reg. S) (Switzerland, Food Products)	2.0
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.6
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.5
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.5
Shell PLC (London) (United Kingdom, Oil, Gas & Consumable Fuels)	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.2
BHP Group Ltd. (Australia, Metals & Mining)	1.0
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	1.0
13.8

Market Sectors (% of Fund's net assets)

Financials	18.8
Industrials	15.3
Health Care	12.7
Consumer Discretionary	11.4
Consumer Staples	9.1
Information Technology	8.2
Materials	7.7
Energy	4.8
Communication Services	4.2
Utilities	3.5
Real Estate	1.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 97.4%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® International Index Fund
Schedule of Investments February 28, 2023
Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($)
Australia - 7.4%
Ampol Ltd.	607,762	13,479,422
ANZ Group Holdings Ltd.	7,628,791	126,191,508
APA Group unit	3,009,183	21,726,954
Aristocrat Leisure Ltd.	1,514,452	37,236,991
ASX Ltd.	493,742	22,605,541
Aurizon Holdings Ltd.	4,694,503	10,456,062
BHP Group Ltd.	12,919,791	392,956,477
BlueScope Steel Ltd.	1,183,355	15,177,089
Brambles Ltd.	3,541,587	30,601,782
Cochlear Ltd.	167,768	25,086,657
Coles Group Ltd.	3,413,413	41,757,380
Commonwealth Bank of Australia	4,321,689	292,813,017
Computershare Ltd.	1,385,768	23,125,586
CSL Ltd.	1,229,837	245,205,233
Dexus unit	2,743,105	15,560,392
Endeavour Group Ltd.	3,654,150	16,794,134
Fortescue Metals Group Ltd.	4,318,900	62,192,419
Goodman Group unit	4,316,328	57,682,518
IDP Education Ltd.	532,398	10,281,793
IGO Ltd.	1,738,192	15,357,234
Insurance Australia Group Ltd.	6,286,954	19,671,785
Lendlease Group unit	1,757,721	9,036,366
Macquarie Group Ltd.	936,381	119,414,804
Medibank Private Ltd.	7,023,768	15,785,820
Mineral Resources Ltd.	435,611	24,200,205
Mirvac Group unit	10,063,462	15,371,767
National Australia Bank Ltd.	8,040,435	161,840,160
Newcrest Mining Ltd.	2,279,301	34,893,242
Northern Star Resources Ltd.	2,956,654	20,631,452
Orica Ltd.	1,154,834	12,588,822
Origin Energy Ltd.	4,393,669	23,681,564
Pilbara Minerals Ltd.	6,499,079	18,236,370
Qantas Airways Ltd. (a)	2,356,968	10,182,144
QBE Insurance Group Ltd.	3,786,575	38,423,634
Ramsay Health Care Ltd.	466,989	21,226,702
REA Group Ltd.	134,780	11,143,506
Reece Ltd.	576,628	6,417,735
Rio Tinto Ltd.	946,744	74,364,485
Santos Ltd.	8,048,501	37,581,758
Scentre Group unit	13,237,461	26,544,313
SEEK Ltd.	859,439	13,983,693
Sonic Healthcare Ltd.	1,164,728	25,244,442
South32 Ltd.	11,698,796	34,165,000
Stockland Corp. Ltd. unit	6,088,206	15,731,535
Suncorp Group Ltd.	3,223,879	27,876,124
Telstra Group Ltd.	10,313,882	28,871,279
The GPT Group unit	4,885,459	15,483,773
The Lottery Corp. Ltd.	5,676,574	19,824,589
Transurban Group unit	7,842,286	74,828,913
Treasury Wine Estates Ltd.	1,840,991	17,355,628
Vicinity Centres unit	9,868,545	13,546,710
Washington H. Soul Pattinson & Co. Ltd.	552,364	10,838,356
Wesfarmers Ltd.	2,893,448	93,923,336
Westpac Banking Corp.	8,929,223	135,370,923
WiseTech Global Ltd.	375,328	15,911,167
Woodside Energy Group Ltd.	4,842,542	117,334,767
Woolworths Group Ltd.	3,102,482	77,076,412
TOTAL AUSTRALIA		2,914,891,470
Austria - 0.2%
Erste Group Bank AG	876,924	34,485,287
OMV AG	375,602	18,318,315
Verbund AG (b)	173,665	15,080,577
Voestalpine AG (b)	295,990	10,963,663
TOTAL AUSTRIA		78,847,842
Bailiwick of Jersey - 0.7%
Experian PLC	2,349,459	79,209,977
Glencore PLC	26,269,296	156,614,013
WPP PLC	2,731,301	33,592,779
TOTAL BAILIWICK OF JERSEY		269,416,769
Belgium - 0.8%
Ageas	411,304	18,589,099
Anheuser-Busch InBev SA NV	2,215,253	134,374,182
D'ieteren Group	63,469	12,318,568
ELIA GROUP SA/NV	84,317	11,129,925
Groupe Bruxelles Lambert SA	253,636	21,332,894
KBC Group NV	637,928	47,703,867
Sofina SA	39,308	9,828,583
Solvay SA Class A	189,018	21,641,810
UCB SA	322,442	27,754,397
Umicore SA	534,153	17,836,217
Warehouses de Pauw	416,183	12,748,098
TOTAL BELGIUM		335,257,640
Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	1,606,615	8,473,751
Hongkong Land Holdings Ltd.	2,839,862	12,978,169
Jardine Matheson Holdings Ltd.	406,493	20,129,533
TOTAL BERMUDA		41,581,453
Cayman Islands - 0.6%
Budweiser Brewing Co. APAC Ltd. (c)	4,390,884	13,145,689
CK Asset Holdings Ltd.	5,057,112	31,697,953
CK Hutchison Holdings Ltd.	6,845,546	40,876,482
ESR Group Ltd. (c)	5,086,584	8,644,614
Futu Holdings Ltd. ADR (a)(b)	152,057	7,482,725
Grab Holdings Ltd. (a)(b)	3,322,010	10,663,652
Sands China Ltd. (a)	6,192,206	21,457,437
Sea Ltd. ADR (a)	921,574	57,589,159
SITC International Holdings Co. Ltd.	3,420,319	7,146,181
WH Group Ltd. (c)	21,269,265	12,377,201
Wharf Real Estate Investment Co. Ltd.	4,258,825	23,330,379
Xinyi Glass Holdings Ltd.	4,712,500	8,801,342
TOTAL CAYMAN ISLANDS		243,212,814
Denmark - 2.9%
A.P. Moller - Maersk A/S:
Series A	7,907	18,112,823
Series B	12,812	29,843,602
Carlsberg A/S Series B	248,259	35,081,730
Chr. Hansen Holding A/S	269,020	18,651,972
Coloplast A/S Series B	302,986	35,008,859
Danske Bank A/S	1,759,122	40,859,237
Demant A/S (a)	235,022	7,043,596
DSV A/S	477,432	86,910,054
Genmab A/S (a)	168,036	63,223,384
Novo Nordisk A/S Series B	4,221,998	596,379,477
Novozymes A/S Series B	521,632	25,143,714
ORSTED A/S (c)	482,460	41,994,793
Pandora A/S	231,384	21,944,662
Rockwool International A/S Series B	23,200	5,283,180
Tryg A/S	918,291	20,350,499
Vestas Wind Systems A/S	2,575,550	73,493,218
TOTAL DENMARK		1,119,324,800
Finland - 1.3%
Elisa Corp. (A Shares)	362,753	20,611,496
Fortum Corp.	1,144,185	17,499,557
Kesko Oyj	696,589	15,155,610
Kone OYJ (B Shares)	866,851	45,064,077
Metso Outotec Oyj	1,691,359	18,032,620
Neste OYJ	1,078,981	52,143,174
Nokia Corp.	13,801,274	63,930,222
Nordea Bank ABP	8,437,473	106,911,198
Orion Oyj (B Shares)	272,655	12,847,649
Sampo Oyj (A Shares)	1,223,560	59,583,099
Stora Enso Oyj (R Shares)	1,405,627	19,914,771
UPM-Kymmene Corp.	1,361,231	49,398,647
Wartsila Corp.	1,207,298	11,691,837
TOTAL FINLAND		492,783,957
France - 11.0%
Accor SA (a)	436,041	14,518,594
Aeroports de Paris SA (a)	75,716	11,007,658
Air Liquide SA	939,748	149,303,818
Alstom SA	815,571	23,935,571
Amundi SA (c)	155,977	10,294,557
Arkema SA	153,112	15,572,781
AXA SA	4,797,241	151,168,224
bioMerieux SA	106,804	10,476,522
BNP Paribas SA	2,833,218	198,073,640
Bollore SA	2,257,388	12,630,612
Bouygues SA	573,049	19,419,890
Bureau Veritas SA	749,847	21,461,642
Capgemini SA	417,681	78,570,785
Carrefour SA	1,514,230	29,935,514
Compagnie de St. Gobain	1,249,609	74,255,147
Compagnie Generale des Etablissements Michelin SCA Series B	1,730,210	54,356,371
Covivio (b)	120,870	7,760,143
Credit Agricole SA	3,103,880	37,828,634
Danone SA	1,637,464	92,045,735
Dassault Aviation SA	63,877	10,992,452
Dassault Systemes SA	1,699,913	65,600,012
Edenred SA	636,546	35,899,007
Eiffage SA	212,447	23,369,340
Electricite de France SA (a)	200,740	2,504,346
Engie SA	4,658,185	67,978,644
EssilorLuxottica SA	741,701	128,971,331
Eurazeo SA	111,129	7,499,125
Gecina SA	117,251	13,530,187
Getlink SE	1,122,169	18,901,672
Hermes International SCA	80,773	146,561,344
Ipsen SA	96,192	10,998,340
Kering SA	190,966	111,967,423
Klepierre SA	548,705	13,737,246
L'Oreal SA (a)	201,944	79,822,998
L'Oreal SA	414,045	163,660,784
La Francaise des Jeux SAEM (c)	267,918	10,595,461
Legrand SA	680,488	62,854,776
LVMH Moet Hennessy Louis Vuitton SE	705,925	586,854,676
Orange SA	5,088,126	58,087,584
Pernod Ricard SA	526,292	110,051,494
Publicis Groupe SA	582,677	46,370,221
Remy Cointreau SA	59,433	10,460,284
Renault SA	490,234	22,021,566
Safran SA	871,706	123,086,182
Sanofi SA	2,909,326	272,017,129
Sartorius Stedim Biotech	70,528	23,028,238
Schneider Electric SA	1,383,681	222,021,497
SEB SA	63,510	7,348,893
Societe Generale Series A	2,059,154	59,343,931
Sodexo SA (a)	84,696	7,860,009
Sodexo SA	140,944	13,079,969
Teleperformance	150,781	39,232,342
Thales SA	272,140	38,052,776
TotalEnergies SE	6,345,803	391,562,854
Valeo SA	527,870	11,018,605
Veolia Environnement SA	1,697,391	50,657,501
VINCI SA	1,372,588	156,560,637
Vivendi SA	1,837,717	18,947,707
Wendel SA	67,954	7,726,557
Worldline SA (a)(c)	610,075	25,411,145
TOTAL FRANCE		4,288,862,123
Germany - 7.7%
adidas AG	413,162	61,704,450
Allianz SE	1,028,606	241,530,543
BASF AG	2,342,474	119,940,052
Bayer AG	2,505,559	148,783,233
Bayerische Motoren Werke AG (BMW)	844,426	87,305,352
Bechtle AG	208,876	8,821,661
Beiersdorf AG	257,079	30,681,254
Brenntag SE	394,034	29,757,361
Carl Zeiss Meditec AG	102,649	13,712,624
Commerzbank AG (a)(b)	2,714,895	33,094,550
Continental AG	280,551	20,141,348
Covestro AG (c)	492,734	21,660,809
Daimler Truck Holding AG (a)	1,154,364	36,647,439
Delivery Hero AG (a)(b)(c)	438,249	17,702,439
Deutsche Bank AG	5,271,067	65,787,449
Deutsche Borse AG	484,573	84,496,953
Deutsche Lufthansa AG (a)(b)	1,524,474	15,837,348
Deutsche Post AG	2,528,061	106,914,168
Deutsche Telekom AG	8,266,302	185,521,200
E.ON SE	5,725,922	62,652,503
Evonik Industries AG	534,816	11,443,603
Fresenius Medical Care AG & Co. KGaA (b)	523,822	20,468,641
Fresenius SE & Co. KGaA	1,077,354	29,661,636
GEA Group AG	386,303	17,005,627
Hannover Reuck SE	153,785	29,880,347
HeidelbergCement AG	369,344	25,439,463
HelloFresh AG (a)(b)	416,559	9,371,444
Henkel AG & Co. KGaA (b)	265,032	18,325,632
Infineon Technologies AG	3,330,601	117,824,746
Knorr-Bremse AG	185,005	12,573,856
LEG Immobilien AG	189,007	13,749,996
Mercedes-Benz Group AG (Germany)	2,046,373	156,839,693
Merck KGaA	329,617	62,527,849
MTU Aero Engines AG	136,282	32,937,240
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	357,306	123,240,546
Nemetschek SE	147,285	8,362,450
Puma AG	269,263	17,201,888
Rational AG	13,049	8,667,610
Rheinmetall AG	111,092	28,270,983
RWE AG	1,638,390	69,732,906
SAP SE	2,663,185	302,567,080
Scout24 AG (c)	204,541	11,232,529
Siemens AG	1,951,044	297,323,401
Siemens Energy AG (b)	1,111,935	22,310,497
Siemens Healthineers AG (c)	719,208	37,535,598
Symrise AG	338,649	34,599,554
Telefonica Deutschland Holding AG	2,655,191	8,062,904
United Internet AG (b)	247,387	5,421,621
Volkswagen AG	75,259	13,370,530
Vonovia SE	1,826,751	45,941,101
Zalando SE (a)(b)(c)	571,196	22,716,191
TOTAL GERMANY		3,007,299,898
Hong Kong - 2.1%
AIA Group Ltd.	30,155,346	320,491,541
BOC Hong Kong (Holdings) Ltd.	9,437,532	31,921,736
CLP Holdings Ltd.	4,188,231	29,618,412
Galaxy Entertainment Group Ltd.	5,567,889	37,027,519
Hang Lung Properties Ltd.	5,163,249	9,958,926
Hang Seng Bank Ltd.	1,950,386	31,705,513
Henderson Land Development Co. Ltd.	3,704,333	13,002,891
Hong Kong & China Gas Co. Ltd.	28,554,354	26,841,177
Hong Kong Exchanges and Clearing Ltd.	3,071,759	123,032,141
Link (REIT)	5,405,054	35,531,478
Link (REIT) rights (a)	1,081,010	1,019,119
MTR Corp. Ltd.	3,954,566	19,925,483
New World Development Co. Ltd.	3,850,665	10,473,628
Power Assets Holdings Ltd.	3,532,922	18,903,703
Sino Land Ltd.	8,858,080	11,352,751
Sun Hung Kai Properties Ltd.	3,695,163	50,499,634
Swire Pacific Ltd. (A Shares)	1,226,205	9,997,850
Swire Properties Ltd.	2,983,866	7,849,878
Techtronic Industries Co. Ltd.	3,509,389	34,895,382
TOTAL HONG KONG		824,048,762
Ireland - 0.8%
AIB Group PLC	2,727,308	11,671,390
Bank of Ireland Group PLC	2,729,745	30,114,031
CRH PLC	1,905,261	89,496,791
DCC PLC (United Kingdom)	251,762	13,996,891
Flutter Entertainment PLC (Ireland) (a)	426,230	68,682,956
James Hardie Industries PLC CDI	1,136,591	23,680,464
Kerry Group PLC Class A	406,214	38,935,114
Kingspan Group PLC (Ireland)	393,906	25,656,345
Smurfit Kappa Group PLC	630,453	23,585,782
TOTAL IRELAND		325,819,764
Isle of Man - 0.1%
Entain PLC	1,501,792	24,558,423
Israel - 0.7%
Azrieli Group	108,237	6,073,407
Bank Hapoalim BM (Reg.)	3,238,976	27,111,153
Bank Leumi le-Israel BM	3,937,297	30,639,227
Bezeq The Israel Telecommunication Corp. Ltd.	5,289,907	7,323,685
Check Point Software Technologies Ltd. (a)	255,878	31,657,226
CyberArk Software Ltd. (a)(b)	103,842	15,033,206
Elbit Systems Ltd. (Israel)	67,857	11,504,523
First International Bank of Israel	140,734	4,988,518
Icl Group Ltd.	1,808,227	13,145,702
Israel Discount Bank Ltd. (Class A)	3,154,855	14,973,774
Mizrahi Tefahot Bank Ltd.	393,497	11,707,758
NICE Ltd. (a)	162,030	33,528,954
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	2,832,572	28,070,789
Tower Semiconductor Ltd. (a)	278,719	11,397,772
Wix.com Ltd. (a)	146,020	13,219,191
TOTAL ISRAEL		260,374,885
Italy - 1.8%
Amplifon SpA	317,558	9,196,424
Assicurazioni Generali SpA	2,832,925	56,062,359
DiaSorin SpA	64,210	7,752,488
Enel SpA	20,743,156	116,360,034
Eni SpA	6,376,068	90,055,782
FinecoBank SpA	1,556,040	26,909,214
Infrastrutture Wireless Italiane SpA (c)	857,108	9,446,388
Intesa Sanpaolo SpA	41,164,440	111,196,861
Mediobanca SpA	1,514,263	16,176,523
Moncler SpA	523,497	32,004,020
Nexi SpA (a)(c)	1,505,333	12,183,443
Poste Italiane SpA (c)	1,332,433	14,375,007
Prysmian SpA	649,677	24,992,131
Recordati SpA	266,675	11,321,975
Snam SpA	5,142,888	25,266,885
Telecom Italia SpA (a)	25,412,424	8,297,751
Terna - Rete Elettrica Nazionale	3,588,377	27,053,799
UniCredit SpA	4,899,564	100,237,941
TOTAL ITALY		698,889,025
Japan - 20.8%
Advantest Corp.	464,042	36,842,525
AEON Co. Ltd.	1,667,767	31,112,542
AGC, Inc.	493,030	18,250,312
Aisin Seiki Co. Ltd.	375,767	10,294,230
Ajinomoto Co., Inc.	1,164,161	34,354,955
Ana Holdings, Inc. (a)(b)	407,612	8,273,187
Asahi Group Holdings	1,163,728	41,162,749
ASAHI INTECC Co. Ltd.	554,199	9,443,220
Asahi Kasei Corp.	3,199,527	22,284,756
Astellas Pharma, Inc.	4,682,143	65,749,399
Azbil Corp.	293,155	7,621,965
Bandai Namco Holdings, Inc.	509,565	31,489,699
BayCurrent Consulting, Inc.	336,900	13,237,964
Bridgestone Corp.	1,456,177	55,881,347
Brother Industries Ltd.	591,664	8,704,073
Canon, Inc.	2,551,202	54,907,598
Capcom Co. Ltd.	441,810	13,904,417
Central Japan Railway Co.	367,807	41,358,196
Chiba Bank Ltd.	1,351,880	9,899,191
Chubu Electric Power Co., Inc.	1,643,257	17,041,452
Chugai Pharmaceutical Co. Ltd.	1,712,922	42,613,192
Concordia Financial Group Ltd.	2,776,440	11,929,179
CyberAgent, Inc.	1,096,755	9,392,357
Dai Nippon Printing Co. Ltd.	566,359	15,182,772
Dai-ichi Mutual Life Insurance Co.	2,498,798	53,286,769
Daifuku Co. Ltd.	258,340	14,097,655
Daiichi Sankyo Kabushiki Kaisha	4,469,117	140,760,814
Daikin Industries Ltd.	635,395	108,649,170
Daito Trust Construction Co. Ltd.	158,193	14,906,659
Daiwa House Industry Co. Ltd.	1,529,332	35,303,077
Daiwa House REIT Investment Corp.	5,621	11,604,885
Daiwa Securities Group, Inc.	3,402,095	16,266,489
DENSO Corp.	1,105,248	58,763,103
Dentsu Group, Inc.	516,810	16,587,417
Disco Corp.	73,641	23,094,787
East Japan Railway Co.	771,139	39,113,407
Eisai Co. Ltd.	642,943	34,717,175
ENEOS Holdings, Inc.	7,826,531	27,034,024
FANUC Corp.	489,186	83,147,420
Fast Retailing Co. Ltd.	442,223	87,369,533
Fuji Electric Co. Ltd.	323,651	12,503,428
FUJIFILM Holdings Corp.	918,725	42,874,508
Fujitsu Ltd.	501,561	64,414,619
GLP J-REIT	11,417	11,999,359
GMO Payment Gateway, Inc.	107,377	8,824,859
Hakuhodo DY Holdings, Inc.	596,094	6,645,887
Hamamatsu Photonics K.K.	357,755	17,552,080
Hankyu Hanshin Holdings, Inc.	583,652	16,610,859
Hikari Tsushin, Inc.	51,745	7,513,486
Hirose Electric Co. Ltd.	75,997	9,293,453
Hitachi Construction Machinery Co. Ltd.	274,262	6,133,655
Hitachi Ltd.	2,470,213	125,002,883
Honda Motor Co. Ltd.	4,157,885	108,118,226
Hoshizaki Corp.	277,047	9,817,868
Hoya Corp.	910,418	90,068,895
Hulic Co. Ltd.	979,234	7,796,186
Ibiden Co. Ltd.	287,399	9,868,094
Idemitsu Kosan Co. Ltd.	531,722	11,852,494
Iida Group Holdings Co. Ltd.	367,770	6,112,618
INPEX Corp.	2,652,365	27,915,530
Isuzu Motors Ltd.	1,487,045	17,791,461
Itochu Corp.	3,031,603	90,599,630
ITOCHU Techno-Solutions Corp.	244,805	5,447,902
Japan Airlines Co. Ltd. (a)	367,906	6,928,214
Japan Exchange Group, Inc.	1,280,656	19,100,477
Japan Post Bank Co. Ltd. (b)	1,051,875	9,085,270
Japan Post Holdings Co. Ltd.	6,063,750	53,888,124
Japan Post Insurance Co. Ltd.	509,716	8,842,490
Japan Real Estate Investment Corp.	3,180	13,172,634
Japan Retail Fund Investment Corp.	17,825	13,392,806
Japan Tobacco, Inc.	3,060,476	62,236,003
JFE Holdings, Inc.	1,253,667	15,524,091
JSR Corp.	451,766	10,269,294
Kajima Corp.	1,078,596	12,888,808
Kansai Electric Power Co., Inc.	1,795,583	16,906,742
Kao Corp.	1,188,243	44,264,397
KDDI Corp.	4,110,942	120,277,440
Keio Corp.	262,302	9,141,221
Keisei Electric Railway Co.	329,783	9,531,021
Keyence Corp.	496,228	214,629,407
Kikkoman Corp.	370,841	17,349,764
Kintetsu Group Holdings Co. Ltd.	437,675	13,259,956
Kirin Holdings Co. Ltd.	2,097,922	31,417,597
Kobayashi Pharmaceutical Co. Ltd. (b)	129,337	7,789,383
Kobe Bussan Co. Ltd.	383,828	10,500,968
Koei Tecmo Holdings Co. Ltd.	300,056	5,029,032
Koito Manufacturing Co. Ltd.	533,100	8,954,498
Komatsu Ltd.	2,358,547	56,429,175
Konami Group Corp.	237,840	10,498,464
Kose Corp.	84,986	9,606,217
Kubota Corp.	2,581,877	38,977,990
Kurita Water Industries Ltd.	266,699	12,066,144
Kyocera Corp.	818,611	40,330,818
Kyowa Hakko Kirin Co., Ltd.	688,630	14,743,171
Lasertec Corp.	192,362	31,277,182
LIXIL Group Corp.	732,257	11,675,884
M3, Inc.	1,125,511	26,882,316
Makita Corp.	571,314	14,266,590
Marubeni Corp.	3,943,885	50,401,086
MatsukiyoCocokara & Co.	291,700	13,561,463
Mazda Motor Corp.	1,450,226	12,975,243
McDonald's Holdings Co. (Japan) Ltd.	220,422	8,725,898
Meiji Holdings Co. Ltd.	283,833	13,008,100
Minebea Mitsumi, Inc.	925,885	16,062,138
Misumi Group, Inc.	725,664	17,268,197
Mitsubishi Chemical Holdings Corp.	3,265,353	19,018,214
Mitsubishi Corp.	3,195,696	108,647,327
Mitsubishi Electric Corp.	4,928,569	55,383,405
Mitsubishi Estate Co. Ltd.	2,870,816	35,684,845
Mitsubishi Heavy Industries Ltd.	817,339	30,105,065
Mitsubishi UFJ Financial Group, Inc.	30,486,768	216,135,736
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,683,582	8,791,648
Mitsui & Co. Ltd.	3,655,261	102,660,336
Mitsui Chemicals, Inc.	470,046	11,340,760
Mitsui Fudosan Co. Ltd.	2,311,043	44,046,540
Mitsui OSK Lines Ltd.	877,125	22,933,899
Mizuho Financial Group, Inc.	6,152,264	95,906,726
MonotaRO Co. Ltd.	639,283	8,695,620
MS&AD Insurance Group Holdings, Inc.	1,093,548	35,756,863
Murata Manufacturing Co. Ltd.	1,465,017	78,418,529
NEC Corp.	626,300	22,424,535
Nexon Co. Ltd.	1,215,051	26,343,730
NGK Insulators Ltd.	606,951	8,059,692
Nidec Corp.	1,140,606	57,885,173
Nihon M&A Center Holdings, Inc.	773,035	6,455,443
Nintendo Co. Ltd.	2,815,330	105,397,733
Nippon Building Fund, Inc.	3,904	16,487,092
Nippon Express Holdings, Inc.	196,397	10,962,632
Nippon Paint Holdings Co. Ltd.	2,115,982	18,478,224
Nippon Prologis REIT, Inc.	5,448	11,627,842
Nippon Sanso Holdings Corp.	441,844	7,879,235
Nippon Shinyaku Co. Ltd.	125,389	5,617,663
Nippon Steel & Sumitomo Metal Corp.	2,060,121	45,951,948
Nippon Telegraph & Telephone Corp.	3,048,341	88,331,224
Nippon Yusen KK	1,236,044	32,128,483
Nissan Chemical Corp.	324,300	14,243,428
Nissan Motor Co. Ltd.	5,920,471	22,985,520
Nisshin Seifun Group, Inc.	504,530	5,832,545
Nissin Food Holdings Co. Ltd.	157,445	13,113,189
Nitori Holdings Co. Ltd.	204,304	23,087,627
Nitto Denko Corp.	362,824	21,851,249
Nomura Holdings, Inc.	7,422,188	30,589,112
Nomura Real Estate Holdings, Inc.	303,126	6,756,912
Nomura Real Estate Master Fund, Inc.	10,823	12,003,033
Nomura Research Institute Ltd.	1,013,488	22,628,648
NTT Data Corp.	1,609,649	22,343,921
Obayashi Corp.	1,656,119	12,248,627
OBIC Co. Ltd.	177,833	26,043,774
Odakyu Electric Railway Co. Ltd.	751,831	9,116,617
Oji Holdings Corp.	2,069,659	8,406,018
Olympus Corp.	3,115,565	52,492,425
OMRON Corp.	473,451	25,425,976
Ono Pharmaceutical Co. Ltd.	923,702	18,860,061
Open House Group Co. Ltd.	199,781	7,189,798
Oracle Corp. Japan	98,122	6,687,761
Oriental Land Co. Ltd.	510,136	81,510,107
ORIX Corp.	3,048,612	54,667,006
Osaka Gas Co. Ltd.	956,441	15,545,547
Otsuka Corp.	290,781	9,802,687
Otsuka Holdings Co. Ltd.	995,844	30,170,027
Pan Pacific International Holdings Ltd.	970,868	17,755,215
Panasonic Holdings Corp.	5,632,905	49,186,680
Persol Holdings Co. Ltd.	452,793	9,068,830
Rakuten Group, Inc.	2,229,375	11,003,195
Recruit Holdings Co. Ltd.	3,676,573	98,590,370
Renesas Electronics Corp. (a)	2,996,896	38,712,394
Resona Holdings, Inc.	5,511,126	30,353,593
Ricoh Co. Ltd.	1,399,034	10,871,272
ROHM Co. Ltd.	223,255	17,184,183
SBI Holdings, Inc. Japan	624,922	13,480,195
SCSK Corp.	398,752	5,784,108
Secom Co. Ltd.	535,456	31,158,737
Seiko Epson Corp.	713,420	9,835,036
Sekisui Chemical Co. Ltd.	931,398	12,484,311
Sekisui House Ltd.	1,571,602	29,774,502
Seven & i Holdings Co. Ltd.	1,921,629	85,909,831
SG Holdings Co. Ltd.	734,917	10,595,586
Sharp Corp.	580,554	4,008,085
Shimadzu Corp.	604,054	17,457,695
SHIMANO, Inc.	185,985	28,920,674
SHIMIZU Corp.	1,407,747	7,599,383
Shin-Etsu Chemical Co. Ltd.	943,299	130,770,636
Shionogi & Co. Ltd.	675,497	29,925,892
Shiseido Co. Ltd.	1,020,175	46,987,018
Shizuoka Financial Group	1,138,321	9,096,201
SMC Corp.	146,059	74,242,711
SoftBank Corp.	7,325,388	82,637,492
SoftBank Group Corp.	3,075,962	124,395,857
Sompo Holdings, Inc.	798,111	34,226,948
Sony Group Corp.	3,216,201	268,927,419
Square Enix Holdings Co. Ltd.	218,733	9,751,455
Subaru Corp.	1,569,344	25,213,470
Sumco Corp.	893,043	12,324,394
Sumitomo Chemical Co. Ltd.	3,800,808	13,315,599
Sumitomo Corp.	2,872,837	49,014,728
Sumitomo Electric Industries Ltd.	1,822,317	22,425,119
Sumitomo Metal Mining Co. Ltd.	630,457	23,430,006
Sumitomo Mitsui Financial Group, Inc.	3,330,664	145,462,962
Sumitomo Mitsui Trust Holdings, Inc.	845,072	31,309,944
Sumitomo Realty & Development Co. Ltd.	789,254	18,636,492
Suntory Beverage & Food Ltd.	354,671	12,451,452
Suzuki Motor Corp.	939,418	33,000,891
Sysmex Corp.	427,814	25,642,760
T&D Holdings, Inc.	1,352,005	20,465,516
Taisei Corp.	460,944	15,031,335
Takeda Pharmaceutical Co. Ltd.	3,833,633	118,169,058
TDK Corp.	991,539	33,207,872
Terumo Corp.	1,646,519	44,272,381
TIS, Inc.	576,489	14,311,137
Tobu Railway Co. Ltd.	481,608	10,753,100
Toho Co. Ltd.	285,363	9,934,418
Tokio Marine Holdings, Inc.	4,682,479	99,406,599
Tokyo Electric Power Co., Inc. (a)	3,893,537	12,925,553
Tokyo Electron Ltd.	380,860	130,673,844
Tokyo Gas Co. Ltd.	998,143	19,265,688
Tokyu Corp.	1,354,568	16,315,901
Toppan, Inc.	668,945	12,100,999
Toray Industries, Inc.	3,536,735	20,240,343
Toshiba Corp.	994,241	30,793,686
Tosoh Corp.	663,267	9,021,854
Toto Ltd.	361,130	12,054,907
Toyota Industries Corp.	373,963	21,945,315
Toyota Motor Corp.	27,046,125	368,627,274
Toyota Tsusho Corp.	541,758	22,123,128
Trend Micro, Inc.	341,097	16,058,402
Unicharm Corp.	1,029,222	38,093,921
USS Co. Ltd.	524,373	8,507,510
Welcia Holdings Co. Ltd.	240,628	5,264,814
West Japan Railway Co.	560,067	21,735,478
Yakult Honsha Co. Ltd.	327,170	22,323,156
Yamaha Corp.	358,296	13,605,011
Yamaha Motor Co. Ltd.	759,197	19,432,276
Yamato Holdings Co. Ltd.	726,507	12,277,864
Yaskawa Electric Corp.	612,114	24,097,029
Yokogawa Electric Corp.	582,359	8,699,778
Z Holdings Corp.	6,815,431	18,297,048
ZOZO, Inc.	317,950	7,066,653
TOTAL JAPAN		8,134,707,300
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	1,343,252	40,413,451
Aroundtown SA (b)	2,548,004	6,608,198
Eurofins Scientific SA	343,763	23,997,476
Tenaris SA	1,204,329	19,813,803
TOTAL LUXEMBOURG		90,832,928
Multi-National - 0.1%
HKT Trust/HKT Ltd. unit	9,665,718	12,560,237
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	300,807	19,070,724
TOTAL MULTI-NATIONAL		31,630,961
Netherlands - 5.8%
ABN AMRO Bank NV GDR (c)	1,030,062	18,200,040
Adyen BV (a)(c)	55,311	78,399,477
AEGON NV	4,572,880	23,793,803
AerCap Holdings NV (a)	344,898	21,535,431
Airbus Group NV	1,507,669	197,460,251
Akzo Nobel NV	463,174	33,883,463
Argenx SE (a)	141,097	51,360,073
ASM International NV (Netherlands)	119,565	40,847,840
ASML Holding NV (Netherlands)	1,028,154	633,709,486
CNH Industrial NV	2,609,809	42,855,132
Davide Campari Milano NV	1,333,137	14,939,575
Euronext NV (c)	218,530	15,980,963
EXOR NV	276,589	22,807,057
Ferrari NV (Italy)	321,477	83,408,432
Heineken Holding NV	293,835	25,158,392
Heineken NV (Bearer)	661,063	67,473,411
IMCD NV	145,341	23,043,704
ING Groep NV (Certificaten Van Aandelen)	9,504,102	133,011,055
JDE Peet's BV	256,439	7,551,197
Just Eat Takeaway.com NV (a)(c)	468,177	10,182,998
Koninklijke Ahold Delhaize NV	2,667,001	84,682,359
Koninklijke DSM NV	445,772	55,023,238
Koninklijke KPN NV	8,424,758	28,880,159
Koninklijke Philips Electronics NV	2,268,096	37,030,728
NN Group NV	711,557	28,825,110
OCI NV	268,698	8,923,939
Prosus NV	2,044,202	146,547,264
QIAGEN NV (Germany) (a)	580,723	26,755,890
Randstad NV	304,959	18,740,453
Stellantis NV (Italy)	5,736,735	100,445,444
STMicroelectronics NV (France)	1,743,090	83,496,818
Universal Music Group NV	1,850,062	43,589,954
Wolters Kluwer NV	656,765	76,030,574
TOTAL NETHERLANDS		2,284,573,710
New Zealand - 0.3%
Auckland International Airport Ltd. (a)	3,192,821	17,253,820
EBOS Group Ltd.	413,277	11,337,829
Fisher & Paykel Healthcare Corp.	1,472,980	23,661,117
Mercury Nz Ltd.	1,767,427	6,851,857
Meridian Energy Ltd.	3,291,486	10,806,518
Spark New Zealand Ltd.	4,777,289	14,768,989
Xero Ltd. (a)	344,662	18,020,422
TOTAL NEW ZEALAND		102,700,552
Norway - 0.7%
Adevinta ASA Class B (a)	743,238	5,560,973
Aker BP ASA	805,950	21,753,696
DNB Bank ASA	2,372,416	47,342,079
Equinor ASA	2,429,601	74,378,228
Gjensidige Forsikring ASA	510,077	9,057,295
Kongsberg Gruppen ASA	226,108	9,410,280
Mowi ASA	1,055,066	18,251,927
Norsk Hydro ASA	3,429,882	24,965,309
Orkla ASA	1,915,526	12,892,963
Salmar ASA	166,572	6,929,272
Telenor ASA	1,784,578	20,010,210
Yara International ASA	422,271	20,091,297
TOTAL NORWAY		270,643,529
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)(d)	2,598,658	27
Energias de Portugal SA	7,079,809	35,764,188
Galp Energia SGPS SA Class B	1,278,409	15,631,122
Jeronimo Martins SGPS SA	722,223	14,834,846
TOTAL PORTUGAL		66,230,183
Singapore - 1.2%
CapitaLand Ascendas REIT	8,571,238	17,607,126
CapitaLand Investment Ltd.	6,635,079	18,304,345
CapitaMall Trust	13,537,684	19,476,515
City Developments Ltd.	1,043,615	5,967,052
DBS Group Holdings Ltd.	4,619,571	117,060,878
Genting Singapore Ltd.	15,422,184	11,665,711
Jardine Cycle & Carriage Ltd.	252,000	5,552,241
Keppel Corp. Ltd.	3,714,485	15,095,389
Mapletree Logistics Trust (REIT)	8,586,199	10,761,004
Mapletree Pan Asia Commercial Trust	6,009,252	7,665,033
Oversea-Chinese Banking Corp. Ltd.	8,635,937	81,143,032
Sembcorp Marine Ltd. (a)	69,993,573	6,592,149
Singapore Airlines Ltd.	3,417,211	14,419,467
Singapore Exchange Ltd.	2,186,445	14,122,834
Singapore Technologies Engineering Ltd.	3,981,829	10,541,829
Singapore Telecommunications Ltd.	21,059,319	36,998,644
United Overseas Bank Ltd.	3,009,784	66,713,782
UOL Group Ltd.	1,184,889	6,001,551
Venture Corp. Ltd.	707,348	9,006,760
Wilmar International Ltd.	4,899,308	14,315,157
TOTAL SINGAPORE		489,010,499
Spain - 2.6%
Acciona SA	62,957	11,859,611
ACS Actividades de Construccion y Servicios SA	552,918	16,760,980
Aena SME SA (c)	191,279	29,619,033
Amadeus IT Holding SA Class A (a)	1,148,946	72,249,057
Banco Bilbao Vizcaya Argentaria SA	15,379,117	119,542,428
Banco Santander SA (Spain)	42,832,185	168,647,768
CaixaBank SA	11,306,763	48,549,801
Cellnex Telecom SA (c)	1,441,427	54,080,603
Corp. ACCIONA Energias Renovables SA	167,943	6,504,932
EDP Renovaveis SA	734,938	15,088,246
Enagas SA	634,767	11,386,826
Endesa SA	810,068	15,910,942
Ferrovial SA	1,242,794	34,518,854
Grifols SA (a)(b)	760,756	9,281,656
Iberdrola SA	15,671,406	179,648,103
Industria de Diseno Textil SA	2,782,030	85,705,347
Naturgy Energy Group SA	370,933	10,224,272
Red Electrica Corporacion SA	1,034,972	17,197,578
Repsol SA	3,512,890	55,752,334
Telefonica SA	13,256,170	54,078,273
TOTAL SPAIN		1,016,606,644
Sweden - 3.1%
Alfa Laval AB	738,882	24,351,766
ASSA ABLOY AB (B Shares)	2,556,245	62,203,063
Atlas Copco AB:
(A Shares)	6,850,488	81,330,538
(B Shares)	3,980,834	42,067,239
Boliden AB	697,559	28,664,024
Electrolux AB (B Shares)	560,850	6,805,423
Embracer Group AB (a)(b)	1,671,976	8,088,352
Epiroc AB:
(A Shares)	1,680,736	32,300,179
(B Shares)	994,581	16,379,993
EQT AB	906,684	20,354,484
Ericsson (B Shares)	7,444,002	41,221,934
Essity AB (B Shares)	1,553,186	41,990,030
Evolution AB (c)	466,324	56,423,957
Fastighets AB Balder (a)	1,609,227	7,996,942
Getinge AB (B Shares)	583,367	12,566,800
H&M Hennes & Mauritz AB (B Shares) (b)	1,862,638	23,469,968
Hexagon AB (B Shares)	4,964,122	55,015,288
Holmen AB (B Shares)	239,258	9,668,144
Husqvarna AB (B Shares)	1,070,176	9,499,499
Industrivarden AB:
(A Shares)	332,564	9,155,994
(C Shares)	392,744	10,790,330
Indutrade AB	696,873	14,845,499
Investment AB Latour (B Shares)	377,591	7,834,616
Investor AB:
(A Shares) (b)	1,271,891	26,123,096
(B Shares)	4,646,638	89,932,065
Kinnevik AB (B Shares) (a)	618,937	9,232,615
L E Lundbergforetagen AB	193,829	9,011,900
Lifco AB	594,520	11,904,031
Nibe Industrier AB (B Shares)	3,865,097	40,024,505
Sagax AB	486,272	11,989,569
Sandvik AB	2,719,292	56,058,771
Securitas AB (B Shares)	1,254,925	10,834,937
Skandinaviska Enskilda Banken AB (A Shares)	4,121,236	51,594,190
Skanska AB (B Shares)	867,670	15,798,424
SKF AB (B Shares)	977,696	18,619,001
Svenska Cellulosa AB SCA (B Shares)	1,545,208	21,595,714
Svenska Handelsbanken AB (A Shares)	3,719,947	39,457,351
Swedbank AB (A Shares)	2,309,640	47,172,433
Swedish Orphan Biovitrum AB (a)	434,567	10,008,990
Tele2 AB (B Shares)	1,447,652	13,323,156
Telia Co. AB	6,779,587	17,507,506
Volvo AB:
(A Shares) (b)	510,701	10,645,296
(B Shares)	3,848,635	77,134,469
Volvo Car AB (a)(b)	1,519,787	7,180,805
TOTAL SWEDEN		1,218,172,886
Switzerland - 9.6%
ABB Ltd. (Reg.)	4,008,685	133,397,309
Adecco SA (Reg.)	408,075	14,497,202
Alcon, Inc. (Switzerland)	1,274,427	86,815,561
Bachem Holding AG (B Shares)	84,641	8,442,981
Baloise Holdings AG	116,808	19,409,091
Banque Cantonale Vaudoise	76,822	6,847,382
Barry Callebaut AG	9,099	18,104,290
BKW AG	53,864	7,857,847
Clariant AG (Reg.)	550,272	8,909,750
Coca-Cola HBC AG	514,192	13,155,407
Compagnie Financiere Richemont SA Series A	1,331,301	201,154,721
Credit Suisse Group AG	9,186,338	27,693,848
Ems-Chemie Holding AG	17,895	13,546,886
Geberit AG (Reg.)	91,493	49,445,174
Givaudan SA	23,549	71,033,295
Holcim AG	1,413,770	87,271,421
Julius Baer Group Ltd.	545,275	36,102,722
Kuehne & Nagel International AG	138,586	35,461,301
Lindt & Spruengli AG	276	30,564,103
Lindt & Spruengli AG (participation certificate)	2,656	29,102,214
Logitech International SA (Reg.)	441,488	24,131,021
Lonza Group AG	189,924	113,126,655
Nestle SA (Reg. S)	7,013,558	790,222,100
Novartis AG	5,517,373	464,342,798
Partners Group Holding AG	57,881	54,915,816
Roche Holding AG:
(Bearer) (b)	68,026	21,032,193
(participation certificate)	1,791,805	516,647,226
Schindler Holding AG:
(participation certificate)	103,844	23,307,981
(Reg.)	59,876	12,873,483
SGS SA (Reg.)	16,248	37,227,992
Sig Group AG	779,950	18,864,215
Sika AG	372,479	104,452,491
Sonova Holding AG	132,584	32,545,969
Straumann Holding AG	284,671	37,740,474
Swatch Group AG (Bearer)	73,798	25,637,528
Swatch Group AG (Bearer) (Reg.)	134,185	8,569,547
Swiss Life Holding AG	78,618	47,261,784
Swiss Prime Site AG	195,662	16,515,506
Swiss Re Ltd.	769,253	80,204,539
Swisscom AG	66,057	40,706,570
Temenos Group AG	162,397	11,945,495
UBS Group AG	8,539,718	185,419,369
VAT Group AG (c)	68,860	20,792,891
Zurich Insurance Group Ltd.	383,731	182,024,070
TOTAL SWITZERLAND		3,769,320,218
United Kingdom - 14.0%
3i Group PLC	2,482,258	48,563,520
Abrdn PLC (b)	5,172,733	13,974,661
Admiral Group PLC	463,412	12,268,707
Anglo American PLC (United Kingdom)	3,240,771	111,983,981
Antofagasta PLC	1,005,726	18,992,879
Ashtead Group PLC	1,119,908	74,224,181
Associated British Foods PLC	907,418	21,906,159
AstraZeneca PLC (United Kingdom)	3,951,864	514,841,288
Auto Trader Group PLC (c)	2,377,014	17,000,600
Aviva PLC	7,148,953	38,386,463
BAE Systems PLC	7,878,202	85,086,188
Barclays PLC	40,436,635	84,859,841
Barratt Developments PLC	2,554,839	14,415,856
Berkeley Group Holdings PLC	277,209	13,991,178
BP PLC	46,282,551	304,147,292
British American Tobacco PLC (United Kingdom)	5,423,723	205,265,103
British Land Co. PLC	2,246,038	12,068,256
BT Group PLC	17,728,308	29,715,684
Bunzl PLC	861,052	30,698,634
Burberry Group PLC	981,463	29,144,120
Compass Group PLC	4,480,398	103,505,293
Croda International PLC	356,124	28,109,229
Diageo PLC	5,798,091	246,050,515
GSK PLC	10,373,405	177,705,976
Haleon PLC	12,953,444	50,163,191
Halma PLC	968,242	25,203,023
Hargreaves Lansdown PLC	907,272	9,053,525
Hikma Pharmaceuticals PLC	421,251	8,776,075
HSBC Holdings PLC (United Kingdom)	50,926,775	390,101,533
Imperial Brands PLC	2,283,456	55,011,376
Informa PLC	3,634,649	29,222,030
InterContinental Hotel Group PLC	447,157	30,143,431
Intertek Group PLC	411,615	20,665,937
J Sainsbury PLC	4,485,344	14,469,916
JD Sports Fashion PLC	6,577,615	14,328,422
Johnson Matthey PLC	467,877	12,279,987
Kingfisher PLC	4,981,207	17,226,811
Land Securities Group PLC	1,796,637	14,863,941
Legal & General Group PLC	15,233,220	46,889,270
Lloyds Banking Group PLC	171,585,845	108,361,726
London Stock Exchange Group PLC	835,460	74,541,255
M&G PLC	5,688,511	14,663,318
Melrose Industries PLC	10,340,346	18,638,171
Mondi PLC	1,238,349	20,801,539
National Grid PLC	9,335,052	117,152,290
NatWest Group PLC	13,554,490	47,616,156
Next PLC	329,671	27,131,593
NMC Health PLC (a)	250,069	499
Ocado Group PLC (a)	1,473,724	9,728,407
Pearson PLC	1,648,333	18,233,325
Persimmon PLC	814,395	14,228,618
Phoenix Group Holdings PLC	1,913,231	14,576,624
Prudential PLC	7,011,811	107,161,154
Reckitt Benckiser Group PLC	1,825,238	126,644,170
RELX PLC (London Stock Exchange)	4,884,812	147,303,924
Rentokil Initial PLC	6,427,071	39,533,782
Rio Tinto PLC	2,868,095	196,821,747
Rolls-Royce Holdings PLC (a)	21,340,591	37,181,698
Sage Group PLC	2,600,491	23,416,212
Schroders PLC	2,261,271	13,529,130
Segro PLC	3,084,332	30,548,047
Severn Trent PLC	641,526	21,228,354
Shell PLC:
(London)	18,000,057	545,192,583
rights (a)(e)	18,275,828	5,254,301
Smith & Nephew PLC	2,220,608	31,684,875
Smiths Group PLC	904,093	19,177,855
Spirax-Sarco Engineering PLC	187,739	26,387,284
SSE PLC	2,756,675	57,694,356
St. James's Place PLC	1,387,956	21,394,679
Standard Chartered PLC (United Kingdom)	6,275,317	59,193,494
Taylor Wimpey PLC	9,007,921	13,348,939
Tesco PLC	18,877,721	57,829,767
Unilever PLC	6,465,129	321,882,717
United Utilities Group PLC	1,739,078	21,295,033
Vodafone Group PLC	66,468,523	79,587,746
Whitbread PLC	515,249	19,144,611
TOTAL UNITED KINGDOM		5,483,414,051
United States of America - 0.1%
Coca-Cola European Partners PLC	524,358	28,839,690
TOTAL COMMON STOCKS (Cost $33,895,338,821)		37,911,852,776

Nonconvertible Preferred Stocks - 0.6%
	Shares	Value ($)
France - 0.1%
Air Liquide SA (a)	395,122	62,775,577
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	151,504	14,382,059
Dr. Ing. h.c. F. Porsche AG Series F (a)	290,425	35,049,526
Henkel AG & Co. KGaA	454,384	33,055,694
Porsche Automobil Holding SE (Germany)	390,528	22,165,900
Sartorius AG (non-vtg.)	62,066	26,429,566
Volkswagen AG	473,313	64,430,037
TOTAL GERMANY		195,512,782
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $220,167,498)		258,288,359

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (g) (Cost $39,391,667)	40,000,000	39,377,000

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (h)	1,214,021,751	1,214,264,555
Fidelity Securities Lending Cash Central Fund 4.63% (h)(i)	184,648,548	184,667,013
TOTAL MONEY MARKET FUNDS (Cost $1,398,931,568)		1,398,931,568

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $35,553,829,554)	39,608,449,703
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(473,661,882)
NET ASSETS - 100.0%	39,134,787,821

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	9,262	Mar 2023	947,780,460	5,154,444	5,154,444

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $817,156,214.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $569,996,426 or 1.5% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,377,000.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	1,172,807,446	6,169,232,203	6,127,775,094	11,215,795	-	-	1,214,264,555	2.8%
Fidelity Securities Lending Cash Central Fund 4.63%	131,263,315	1,386,531,705	1,333,128,007	2,663,440	-	-	184,667,013	0.6%
Total	1,304,070,761	7,555,763,908	7,460,903,101	13,879,235	-	-	1,398,931,568

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,690,237,771	513,667,968	1,176,569,803	-
Consumer Discretionary	4,449,192,639	1,802,153,617	2,647,039,022	-
Consumer Staples	3,853,762,231	1,093,416,285	2,760,345,946	-
Energy	1,840,039,835	254,718,467	1,585,321,368	-
Financials	7,320,982,672	3,444,971,167	3,876,011,478	27
Health Care	4,869,804,357	1,324,519,561	3,545,284,796	-
Industrials	5,884,931,717	3,319,097,070	2,565,834,647	-
Information Technology	3,084,286,302	1,210,387,093	1,873,899,209	-
Materials	2,943,893,652	1,625,766,949	1,318,126,703	-
Real Estate	967,696,993	821,549,403	146,147,590	-
Utilities	1,265,312,966	552,100,771	713,212,195	-

Government Obligations	39,377,000	-	39,377,000	-

Money Market Funds	1,398,931,568	1,398,931,568	-	-
Total Investments in Securities:	39,608,449,703	17,361,279,919	22,247,169,757	27
Derivative Instruments:

Assets
Futures Contracts	5,154,444	5,154,444	-	-
Total Assets	5,154,444	5,154,444	-	-
Total Derivative Instruments:	5,154,444	5,154,444	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,154,444	0
Total Equity Risk	5,154,444	0
Total Value of Derivatives	5,154,444	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® International Index Fund
Financial Statements
Statement of Assets and Liabilities
		February 28, 2023

Assets
Investment in securities, at value (including securities loaned of $172,359,562) - See accompanying schedule:
Unaffiliated issuers (cost $34,154,897,986)	$38,209,518,135
Fidelity Central Funds (cost $1,398,931,568)	1,398,931,568

Total Investment in Securities (cost $35,553,829,554)		$39,608,449,703
Segregated cash with brokers for derivative instruments		9,354,762
Foreign currency held at value (cost $55,937,893)		54,860,203
Receivable for investments sold		59,940,633
Receivable for fund shares sold		51,622,979
Dividends receivable		57,910,896
Reclaims receivable		88,735,309
Distributions receivable from Fidelity Central Funds		4,011,698
Other receivables		437,674
Total assets		39,935,323,857
Liabilities
Payable for investments purchased
Regular delivery	$553,094,545
Delayed delivery	5,254,301
Payable for fund shares redeemed	46,323,583
Accrued management fee	1,161,865
Payable for daily variation margin on futures contracts	9,605,217
Other payables and accrued expenses	436,253
Collateral on securities loaned	184,660,272
Total Liabilities		800,536,036
Net Assets		$39,134,787,821
Net Assets consist of:
Paid in capital		$38,981,386,350
Total accumulated earnings (loss)		153,401,471
Net Assets		$39,134,787,821
Net Asset Value , offering price and redemption price per share ($39,134,787,821 ÷ 901,915,267 shares)		$43.39

Statement of Operations
		Year ended February 28, 2023
Investment Income
Dividends		$1,200,123,975
Non-Cash dividends		61,943,361
Foreign Tax Reclaims		61,499,453
Interest		441,491
Income from Fidelity Central Funds (including $2,663,440 from security lending)		13,879,235
Income before foreign taxes withheld		$1,337,887,515
Less foreign taxes withheld		(163,978,773)
Total Income		1,173,908,742
Expenses
Management fee	$12,620,244
Independent trustees' fees and expenses	123,954
Total expenses before reductions	12,744,198
Expense reductions	(4,873)
Total expenses after reductions		12,739,325
Net Investment income (loss)		1,161,169,417
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(833,880,361)
Redemptions in-kind	345,133,005
Foreign currency transactions	(18,858,103)
Futures contracts	(229,937,489)
Total net realized gain (loss)		(737,542,948)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,902,738,519)
Assets and liabilities in foreign currencies	(6,113,952)
Futures contracts	62,794,177
Total change in net unrealized appreciation (depreciation)		(1,846,058,294)
Net gain (loss)		(2,583,601,242)
Net increase (decrease) in net assets resulting from operations		$(1,422,431,825)
Statement of Changes in Net Assets

	Year ended February 28, 2023	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,161,169,417	$1,059,133,620
Net realized gain (loss)	(737,542,948)	(158,501,119)
Change in net unrealized appreciation (depreciation)	(1,846,058,294)	(307,736,335)
Net increase (decrease) in net assets resulting from operations	(1,422,431,825)	592,896,166
Distributions to shareholders	(929,057,337)	(1,209,317,079)
Share transactions
Proceeds from sales of shares	14,501,359,428	13,946,782,203
Reinvestment of distributions	845,419,482	1,116,402,639
Cost of shares redeemed	(13,143,552,680)	(7,549,788,013)
Net increase (decrease) in net assets resulting from share transactions	2,203,226,230	7,513,396,829
Total increase (decrease) in net assets	(148,262,932)	6,896,975,916

Net Assets
Beginning of period	39,283,050,753	32,386,074,837
End of period	$39,134,787,821	$39,283,050,753

Other Information
Shares
Sold	348,545,293	283,143,293
Issued in reinvestment of distributions	20,262,025	23,044,145
Redeemed	(321,988,513)	(153,892,295)
Net increase (decrease)	46,818,805	152,295,143

Financial Highlights
Fidelity® International Index Fund

Years ended February 28,	2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$45.94	$46.08	$38.65	$39.67	$43.09
Income from Investment Operations
Net investment income (loss) B,C	1.33	1.36	.97	1.28	1.23
Net realized and unrealized gain (loss)	(2.78)	.01	7.30	(.93)	(3.64)
Total from investment operations	(1.45)	1.37	8.27	.35	(2.41)
Distributions from net investment income	(1.10)	(1.51)	(.84)	(1.37)	(1.01)
Total distributions	(1.10)	(1.51)	(.84)	(1.37)	(1.01)
Net asset value, end of period	$43.39	$45.94	$46.08	$38.65	$39.67
Total Return D	(3.07)%	2.81%	21.47%	.58%	(5.43)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.04%	.04%	.04%	.04%	.05%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.05%
Expenses net of all reductions	.04%	.04%	.04%	.04%	.05%
Net investment income (loss)	3.19%	2.76%	2.40%	3.12%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$39,134,788	$39,283,051	$32,386,075	$28,282,191	$25,169,575
Portfolio turnover rate G	4% H	2%	7%	2%	3% H

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended February 28, 2023

1. Organization.
Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. A non-recurring dividend with a payable date of February 28, 2023 and an ex-date of March 1, 2023 is presented in the Statement of Assets and Liabilities as "Deferred dividend income". Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The International Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Market Index Fund	$932,194
Fidelity Extended Market Index Fund	481,363
Fidelity International Index Fund	436,251

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, certain deemed distributions, redemptions in-kind,   partnerships, deferred Trustee compensation, capital loss carryforwards and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Total Market Index Fund	$42,104,085,779	$30,618,163,408	$(5,190,381,661)	$25,427,781,747
Fidelity Extended Market Index Fund	29,729,541,597	11,791,493,724	(7,304,086,188)	4,487,407,536
Fidelity International Index Fund	35,880,841,979	8,270,415,229	(4,542,807,505)	3,727,607,724

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Total Market Index Fund	$132,788,487	$ (311,776,536)	$25,427,781,747
Fidelity Extended Market Index Fund	38,799,469	-	4,487,407,536
Fidelity International Index Fund	-	(3,569,436,294)	3,722,837,764

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Total Market Index Fund	$(217,563,437)	$(94,213,099)	$(311,776,536)
Fidelity International Index Fund	(638,550,595)	(2,930,885,699)	(3,569,436,294)

The tax character of distributions paid was as follows:

February 28, 2023
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index Fund	$1,021,658,404	$-	$1,021,658,404
Fidelity Extended Market Index Fund	397,063,177	160,376,915	557,440,092
Fidelity International Index Fund	929,057,337	-	929,057,337

February 28, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index Fund	$871,074,643	$-	$871,074,643
Fidelity Extended Market Index Fund	413,380,601	2,404,389,278	2,817,769,879
Fidelity International Index Fund	1,209,317,079	-	1,209,317,079

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index Fund	4,705,760,028	1,579,608,085
Fidelity Extended Market Index Fund	6,035,724,684	5,665,900,161
Fidelity International Index Fund	4,886,563,114	1,492,484,715

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Extended Market Index Fund	18,631,939	599,135,386	1,205,102,928
Fidelity International Index Fund	18,103,796	345,133,005	737,189,970

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Extended Market Index Fund	11,358,735	659,324,385	1,030,395,694

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. These expense contracts will remain in place through April 30, 2024.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Total Market Index Fund	Borrower	$27,994,500	4.31%
Fidelity Extended Market Index Fund	Borrower	$42,179,538	1.75%
Fidelity International Index Fund	Borrower	$75,098,500	3.95%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Market Index Fund	$1,991,964	$1,020,554	$6,461,157
Fidelity Extended Market Index Fund	$5,817,143	$1,790,446	$14,925,362
Fidelity International Index Fund	$285,181	$-	$-

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Total Market Index Fund	$9,300
Fidelity Extended Market Index Fund	63,030
Fidelity International Index Fund	4,873

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund, and Fidelity International Index Fund:
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund, and Fidelity International Index Fund (three of the funds constituting Fidelity Concord Street Trust, hereafter collectively referred to as the "Funds") as of February 28, 2023, the related statements of operations for the year ended February 28, 2023, the statements of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2023 and each of the financial highlights for each of the five years in the period ended February 28, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 13, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 318 funds. Mr. Chiel oversees 187 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Bettina Doulton (1964)
Year of Election or Appointment: 2021
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity ® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity ® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ®  funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ®  funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2020
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Total Market Index Fund	.02%
Actual		$ 1,000	$ 1,015.60	$ .10
Hypothetical- B		$ 1,000	$ 1,024.70	$ .10

Fidelity® Extended Market Index Fund	.04%
Actual		$ 1,000	$ 1,032.30	$ .20
Hypothetical- B		$ 1,000	$ 1,024.60	$ .20

Fidelity® International Index Fund	.04%
Actual		$ 1,000	$ 1,128.20	$ .21
Hypothetical- B		$ 1,000	$ 1,024.60	$ .20

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2023, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Extended Market Index Fund	$44,785,035
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Total Market Index Fund
April 2022 December 2022	100% 87%
Fidelity Extended Market Index Fund
April 2022 December 2022	99% 69%
Fidelity International Index Fund
April 2022 December 2022	- 0%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Total Market Index Fund
April 2022 December 2022	99.97% 91.57%
Fidelity Extended Market Index Fund
April 2022 December 2022	99.28% 73.35%
Fidelity International Index Fund
April 2022 December 2022	- 94.09%
A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Total Market Index Fund
April 2022 December 2022	0.04% 7.97%
Fidelity Extended Market Index Fund
April 2022 December 2022	0.73% 26.65%
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity International Index Fund	$6,036,837
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Index Fund	12/12/2022	$1.1695	$0.0935
Fidelity International Index Fund	12/29/2022	$0.0200	$0.0000

The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Total Market Index Fund
Fidelity Extended Market Index Fund
Fidelity International Index Fund

At its September 2022 meeting, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for each fund (the Amended Contracts) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), each fund's investment adviser, to Geode on behalf of Fidelity Total Market Index Fund by 0.10 basis points, Fidelity Extended Market Index Fund by 0.05 basis points, and for Fidelity International Index Fund by 0.15 basis points, effective October 1, 2022. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to each fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of each fund in connection with the annual renewal of each fund's current management contract and sub-advisory agreement (Advisory Contracts). At its May 2022 meeting, the Board concluded that the nature, extent and quality of the services provided to each fund under the existing Advisory Contracts should continue to benefit each fund's shareholders. The Board noted that approval of the Amended Contracts would not change each fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to each fund under the Amended Contracts should continue to benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the Amended Contract would result in no change in the fund's management fee and total expense ratio and considered that it received and reviewed information regarding the fund's current management fee and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the annual renewal of the Advisory Contracts. Based on its review, the Board concluded at its May 2022 and September 2022 meetings that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered and that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board previously reviewed information regarding the revenues earned and the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its May 2022 meeting, the Board concluded that it was satisfied that Fidelity's profitability in connection with the operation of the fund was not excessive. At the September 2022 meeting, the Board concluded that the Amended Contract would not have a meaningful effect on Fidelity's profitability.

Economies of Scale. The Board has previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its May 2022 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.  At the September 2022 meeting, the Board concluded that the Amended Contract would not have a meaningful effect on any potential economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the sub-advisory fee arrangements are fair and reasonable, and that each fund's Amended Contract should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.929379.111
SIF-I-ANN-0423
Fidelity® Series Total Market Index Fund

Annual Report
February 28, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's ® ; and S&P ® ; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones ® ; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended February 28, 2023	Past 1 year	Life of Fund A
Fidelity® Series Total Market Index Fund	-8.18%	9.38%

A     From April 26, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Total Market Index Fund, on April 26, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -7.69% for the 12 months ending February 28, 2023, according to the S&P 500 ® index. The new year began with an encouraging upturn in January (+6.28%), but stocks lost momentum in February (-2.44%) amid higher-than-expected inflation and strong jobs data. Investors took these as signs that the economy continued to run hot, even after a year of historic policy adjustment by the Federal Reserve aimed at cooling economic growth. Record inflation in 2022 prompted the Fed to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the central bank has hiked its benchmark rate eight times, by 4.5 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive asset portfolio. The latest bump came on February 2, along with a signal that the Fed plans to lift rates in March while it considers whether and when to pause increases. Against this dynamic backdrop, stocks struggled to gain traction until a strong rally ignited heading into the summer. But in September, the index returned -9.21%, one of its worst monthly results ever, before advancing 7.56% in Q4, as risky assets regained favor. For the full 12 months, value stocks handily outpaced growth. The headwind for the latter was most pronounced in the growth-oriented communication services (-25%) and consumer discretionary (-18%) sectors. In sharp contrast, energy gained 24%.
Comments from   the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending February 28, 2023, the fund returned -8.18%, roughly in line with the -8.23% result of the benchmark Dow Jones U.S. Total Stock Market Index. By sector, information technology returned roughly -13% and detracted most, followed by communication services, which returned about -26%, especially in the media & entertainment industry (-28%). Consumer discretionary (-18%) and financials (-5%) also hurt, the latter hampered by the banks industry (-11%). Real estate (-13%) and health care (-2%) hurt results. Other notable detractors included the consumer staples (-1%) and utilities (-1%) sectors. Conversely, energy gained 24% and contributed most. Industrials stocks also helped (+2%), benefiting from the capital goods industry (+6%), while the materials sector rose roughly 1%. Turning to individual stocks, the biggest individual detractor was Amazon.com (-39%), from the retailing industry, followed by Alphabet (-33%), which is in the media & entertainment group. Within software & services, Microsoft returned about -16% and hurt. Other detractors were Apple (-10%), a stock in the technology hardware & equipment category, and Tesla (-29%), from the automobiles & components segment. Conversely, the biggest individual contributor was Exxon Mobil (+45%), from the energy sector. In pharmaceuticals, biotechnology & life sciences, Merck (+43%) and Eli Lilly (+26%) helped. Chevron, within the energy sector, advanced approximately 15% and lifted the fund. Another contributor was Linde (+21%), a stock in the materials sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary February 28, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	5.6
Microsoft Corp.	4.7
Amazon.com, Inc.	2.1
NVIDIA Corp.	1.5
Tesla, Inc.	1.4
Berkshire Hathaway, Inc. Class B	1.4
Alphabet, Inc. Class A	1.4
Alphabet, Inc. Class C	1.2
Exxon Mobil Corp.	1.2
UnitedHealth Group, Inc.	1.1
21.6

Market Sectors (% of Fund's net assets)

Information Technology	25.9
Health Care	14.1
Financials	12.4
Consumer Discretionary	11.0
Industrials	9.6
Communication Services	7.1
Consumer Staples	6.1
Energy	4.8
Real Estate	3.3
Materials	3.0
Utilities	2.7

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%*
Foreign investments - 3.6%
Futures - 0.1%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.

Schedule of Investments February 28, 2023
Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 0.9%
Anterix, Inc. (a)	24,013	725,193
AST SpaceMobile, Inc. (a)(b)	58,224	374,963
AT&T, Inc.	9,088,007	171,854,212
ATN International, Inc.	13,469	566,371
Bandwidth, Inc. (a)	27,181	432,178
Charge Enterprises, Inc. (a)	128,378	145,067
Cogent Communications Group, Inc.	54,704	3,541,537
Consolidated Communications Holdings, Inc. (a)	93,165	282,290
Cuentas, Inc. (a)	11,438	8,235
EchoStar Holding Corp. Class A (a)(b)	44,151	881,254
Frontier Communications Parent, Inc. (a)(b)	285,773	7,818,749
Globalstar, Inc. (a)(b)	872,186	1,116,398
IDT Corp. Class B (a)	25,713	781,932
Iridium Communications, Inc.	160,841	9,870,812
Liberty Global PLC:
Class A (a)	83,023	1,701,141
Class C (a)	453,730	9,641,763
Liberty Latin America Ltd.:
Class A (a)	80,338	708,581
Class C (a)	161,725	1,419,946
Lumen Technologies, Inc. (b)	1,232,014	4,188,848
Nextplat Corp. (a)	4,554	7,150
Ooma, Inc. (a)	29,092	380,814
Radius Global Infrastructure, Inc. (a)	99,753	1,359,633
Verizon Communications, Inc.	5,354,565	207,810,668
		425,617,735
Entertainment - 1.4%
Activision Blizzard, Inc.	907,239	69,176,974
AMC Entertainment Holdings, Inc. Class A (a)(b)	659,763	4,710,708
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	11,814	51,863
Cinedigm Corp. (a)(b)	174,436	85,823
Cinemark Holdings, Inc. (a)(b)	138,088	1,879,378
CuriosityStream, Inc. Class A (a)(b)	29,764	49,706
Dolphin Entertainment, Inc. (a)(b)	5,671	10,661
Electronic Arts, Inc.	334,074	37,062,170
Endeavor Group Holdings, Inc. (a)	222,087	4,954,761
FG Group Holdings, Inc. (a)	17,326	39,677
Gaia, Inc. Class A (a)	17,132	56,022
Genius Brands International, Inc. (a)(b)	38,981	121,621
Golden Matrix Group, Inc. (a)	13,192	41,951
Grom Social Enterprises, Inc. (a)(b)	418	387
Liberty Media Corp. Liberty Braves:
Class A (a)(b)	15,624	535,122
Class C (a)	46,713	1,563,484
Liberty Media Corp. Liberty Formula One:
Class A (a)	39,075	2,374,197
Series C (a)	255,847	17,364,336
Lions Gate Entertainment Corp.:
Class A (a)	127,195	1,349,539
Class B (a)	108,928	1,083,834
Live Nation Entertainment, Inc. (a)	182,330	13,138,700
LiveOne, Inc. (a)(b)	83,139	80,562
Loop Media, Inc. (a)(b)	47,955	277,180
Madison Square Garden Entertainment Corp. (a)(b)	34,240	2,072,547
Madison Square Garden Sports Corp.	23,291	4,451,842
Marcus Corp. (b)	30,127	484,743
Motorsport Games, Inc. Class A (a)	269	2,448
Moving Image Technologies, Inc. (a)(b)	7,345	9,916
Netflix, Inc. (a)	567,231	182,722,122
Playstudios, Inc. Class A (a)	106,121	394,770
Playtika Holding Corp. (a)	116,369	1,117,142
Reading International, Inc.:
Class A (a)	17,588	61,734
Class B (a)	168	3,313
Reservoir Media, Inc. (a)	43,020	290,815
Roblox Corp. (a)	462,541	16,947,502
Roku, Inc. Class A (a)	155,438	10,055,284
Sciplay Corp. (A Shares) (a)	28,357	469,025
Skillz, Inc. (a)	365,136	228,393
Snail, Inc. (b)	2,798	4,449
Take-Two Interactive Software, Inc. (a)	201,198	22,041,241
The Walt Disney Co. (a)	2,323,745	231,468,239
Vivid Seats, Inc. Class A (a)(b)	29,718	227,937
Warner Bros Discovery, Inc. (a)	2,818,995	44,032,702
Warner Music Group Corp. Class A	148,555	4,688,396
World Wrestling Entertainment, Inc. Class A (b)	54,780	4,601,520
		682,384,736
Interactive Media & Services - 3.7%
Alphabet, Inc.:
Class A (a)	7,618,520	686,123,911
Class C (a)	6,743,962	608,979,769
Angi, Inc. (a)	94,064	240,804
Bumble, Inc. (a)	100,216	2,423,223
BuzzFeed, Inc. (a)	41,993	65,089
CarGurus, Inc. Class A (a)	120,260	2,050,433
Cars.com, Inc. (a)	79,939	1,534,829
DHI Group, Inc. (a)	50,130	212,551
Eventbrite, Inc. (a)	100,799	882,999
EverQuote, Inc. Class A (a)	23,822	325,170
FaZe Holdings, Inc. Class A (a)(b)	32,298	19,450
fuboTV, Inc. (a)(b)	245,967	469,797
IAC, Inc. (a)	100,632	5,226,826
Izea Worldwide, Inc. (a)(b)	64,396	41,857
Kubient, Inc. (a)(b)	9,055	7,426
Liberty TripAdvisor Holdings, Inc. (a)	86,412	95,917
Match Group, Inc. (a)	356,203	14,753,928
MediaAlpha, Inc. Class A (a)	28,726	434,912
Meta Platforms, Inc. Class A (a)	2,866,279	501,426,848
Nextdoor Holdings, Inc. (a)(b)	158,977	327,493
Onfolio Holdings, Inc. (a)(b)	2,887	4,417
Outbrain, Inc. (a)(b)	45,531	201,247
Paltalk, Inc. (a)(b)	9,237	24,386
Pinterest, Inc. Class A (a)	749,522	18,820,497
Professional Diversity Network, Inc. (a)(b)	2,323	5,691
QuinStreet, Inc. (a)	66,147	1,122,515
Shutterstock, Inc.	31,056	2,336,032
Snap, Inc. Class A (a)	1,282,583	13,018,217
Society Pass, Inc. (a)	19,222	21,144
Super League Gaming, Inc. (a)(b)	51,901	32,594
System1, Inc. (a)(b)	26,575	116,930
The Arena Group Holdings, Inc. (b)	17,206	135,239
Travelzoo, Inc. (a)	9,159	45,612
TripAdvisor, Inc. (a)	132,634	2,860,915
TrueCar, Inc. (a)	102,878	239,706
Vimeo, Inc. (a)	196,079	750,983
Vinco Ventures, Inc. (a)(b)	251,473	123,247
Wejo Group Ltd. (a)	62,964	41,556
Yelp, Inc. (a)	88,486	2,656,350
Zedge, Inc. (a)	15,805	43,464
Ziff Davis, Inc. (a)	60,576	4,784,292
ZipRecruiter, Inc. (a)(b)	67,038	1,143,668
Zoominfo Technologies, Inc. (a)	345,586	8,352,814
		1,882,524,748
Media - 0.9%
AdTheorent Holding Co., Inc. Class A (a)	40,795	62,008
Advantage Solutions, Inc. Class A (a)(b)	117,867	259,307
Altice U.S.A., Inc. Class A (a)	275,152	1,089,602
AMC Networks, Inc. Class A (a)	34,908	780,543
Audacy, Inc. Class A (a)	133,357	28,672
Beasley Broadcast Group, Inc. Class A (a)	5,666	6,006
Boston Omaha Corp. (a)	24,442	588,808
Cable One, Inc.	6,185	4,271,423
Cardlytics, Inc. (a)(b)	41,933	228,535
Cbdmd, Inc. (a)(b)	48,506	11,738
Charter Communications, Inc. Class A (a)	136,899	50,325,441
Clear Channel Outdoor Holdings, Inc. (a)	620,757	1,098,740
Comcast Corp. Class A	5,498,974	204,396,864
comScore, Inc. (a)(b)	92,043	106,770
Cumulus Media, Inc. (a)	21,983	119,148
Daily Journal Corp. (a)	1,204	365,631
DallasNews Corp.	5,654	25,500
Digital Media Solutions, Inc. Class A (a)(b)	10,331	12,449
Direct Digital Holdings, Inc. (a)(b)	4,017	16,630
DISH Network Corp. Class A (a)	320,462	3,656,471
E.W. Scripps Co. Class A (a)	72,670	917,095
Emerald Holding, Inc. (a)	26,899	102,485
Entravision Communication Corp. Class A	78,873	517,407
Fluent, Inc. (a)	58,281	83,925
Fox Corp.:
Class A (b)	403,180	14,119,364
Class B	158,769	5,120,300
Gannett Co., Inc. (a)(b)	183,196	555,084
Gray Television, Inc.	110,345	1,291,037
Harte-Hanks, Inc. (a)	7,563	80,319
iHeartMedia, Inc. (a)	131,222	952,672
Innovid Corp. (a)(b)	97,677	165,074
Insignia Systems, Inc. (a)	1,383	12,779
Integral Ad Science Holding Corp. (a)	46,850	511,602
Interpublic Group of Companies, Inc.	494,530	17,575,596
John Wiley & Sons, Inc. Class A	56,460	2,511,905
Lee Enterprises, Inc. (a)	6,289	118,233
Liberty Broadband Corp.:
Class A (a)	22,342	1,937,722
Class C (a)	151,114	13,097,050
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	85,679	2,775,143
Series C (a)	203,996	6,572,751
Loyalty Ventures, Inc. (a)	24,457	43,044
Magnite, Inc. (a)	150,579	1,675,944
Marchex, Inc. Class B (a)	22,844	47,972
Mediaco Holding, Inc. (a)	1,561	1,826
National CineMedia, Inc. (b)	91,904	21,138
News Corp.:
Class A	434,514	7,451,915
Class B	203,478	3,512,030
Nexstar Broadcasting Group, Inc. Class A	48,008	8,924,687
Nextplay Technologies, Inc. (a)(b)	3,664	7,328
Omnicom Group, Inc.	259,653	23,516,772
Paramount Global:
Class A (b)	23,414	575,516
Class B (b)	631,184	13,519,961
PubMatic, Inc. (a)	54,751	831,120
Quotient Technology, Inc. (a)	113,893	430,516
Saga Communications, Inc. Class A	7,694	185,041
Salem Communications Corp. Class A (a)(b)	11,612	15,560
Scholastic Corp.	38,548	1,758,174
Sinclair Broadcast Group, Inc. Class A (b)	55,221	898,446
Sirius XM Holdings, Inc. (b)	882,505	3,874,197
SPAR Group, Inc. (a)(b)	5,651	7,346
Stagwell, Inc. (a)(b)	127,589	875,261
Stran & Co., Inc. (a)(b)	13,640	23,597
TechTarget, Inc. (a)	34,880	1,316,022
TEGNA, Inc.	284,526	4,950,752
The New York Times Co. Class A	210,144	8,090,544
The Trade Desk, Inc. (a)	567,746	31,771,066
Thryv Holdings, Inc. (a)	38,343	914,097
Townsquare Media, Inc. (a)	14,196	102,637
Treasure Global, Inc. (b)	4,218	6,580
Troika Media Group, Inc. (a)(b)	24,495	9,614
Urban One, Inc.:
Class A (a)	7,985	54,538
Class D (non-vtg.) (a)	23,198	115,758
WideOpenWest, Inc. (a)	64,841	708,712
Xcel Brands, Inc. (a)	4,185	3,139
		452,708,679
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	83,359	1,372,089
KORE Group Holdings, Inc. (a)	37,958	65,288
NII Holdings, Inc. (a)(c)	62,298	16,197
Shenandoah Telecommunications Co.	62,383	1,217,716
Spok Holdings, Inc.	25,380	253,546
SurgePays, Inc. (a)(b)	10,213	58,929
T-Mobile U.S., Inc. (a)	760,964	108,193,862
Telephone & Data Systems, Inc.	131,101	1,663,672
U.S. Cellular Corp. (a)	17,714	427,439
		113,268,738
TOTAL COMMUNICATION SERVICES		3,556,504,636
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.3%
Adient PLC (a)	121,109	5,173,776
American Axle & Manufacturing Holdings, Inc. (a)	147,581	1,298,713
Aptiv PLC (a)	345,303	40,151,833
Autoliv, Inc.	99,123	9,176,807
BorgWarner, Inc.	296,820	14,924,110
Cooper-Standard Holding, Inc. (a)(b)	21,483	342,654
Dana, Inc.	165,080	2,614,867
Dorman Products, Inc. (a)	36,095	3,357,918
Fox Factory Holding Corp. (a)	54,022	6,347,585
Garrett Motion, Inc. (a)(b)	70,656	545,464
Gentex Corp.	297,914	8,505,445
Gentherm, Inc. (a)	42,516	2,700,191
Holley, Inc. (a)(b)	62,533	136,322
LCI Industries	32,518	3,668,356
Lear Corp.	75,187	10,499,865
Luminar Technologies, Inc. (a)(b)	291,468	2,608,639
Mobileye Global, Inc. (b)	58,830	2,324,373
Modine Manufacturing Co. (a)	66,682	1,627,708
Motorcar Parts of America, Inc. (a)	24,704	323,375
Patrick Industries, Inc.	27,497	2,003,156
QuantumScape Corp. Class A (a)(b)	357,558	3,421,830
Solid Power, Inc. (a)(b)	136,363	460,907
Spruce Power Holding Corp. (Class A) (a)	151,033	144,992
Standard Motor Products, Inc.	23,343	909,677
Stoneridge, Inc. (a)	33,906	807,302
Strattec Security Corp. (a)	4,852	99,563
Superior Industries International, Inc. (a)	28,808	156,716
Sypris Solutions, Inc. (a)	11,199	23,406
The Goodyear Tire & Rubber Co. (a)	361,202	4,103,255
Unique Fabricating, Inc. (a)	2,233	581
Visteon Corp. (a)	35,900	5,996,736
Worksport Ltd. (a)(b)	12,999	20,668
XPEL, Inc. (a)(b)	25,128	1,678,802
		136,155,592
Automobiles - 1.7%
Arcimoto, Inc. (a)	4,516	7,948
AYRO, Inc. (a)(b)	31,853	21,571
Canoo, Inc. (a)(b)	270,037	202,123
Envirotech Vehicles, Inc. (a)(b)	17,976	65,612
Faraday Future Intelligent Electric, Inc. (a)(b)	293,060	155,908
Fisker, Inc. (a)(b)	203,981	1,515,579
Ford Motor Co.	5,036,379	60,789,095
General Motors Co.	1,810,463	70,137,337
Harley-Davidson, Inc.	169,438	8,056,777
Lordstown Motors Corp. Class A (a)(b)	221,919	230,796
Lucid Group, Inc. Class A (a)(b)	753,512	6,879,565
Mullen Automotive, Inc. (a)(b)	475,957	110,422
Rivian Automotive, Inc. (a)	701,506	13,539,066
Tesla, Inc. (a)	3,421,366	703,809,200
Thor Industries, Inc. (b)	68,485	6,231,450
Volcon, Inc. (a)(b)	21,850	36,927
Winnebago Industries, Inc.	39,080	2,483,925
Workhorse Group, Inc. (a)(b)	201,569	415,232
		874,688,533
Distributors - 0.1%
Amcon Distributing Co.	229	37,494
Educational Development Corp.	7,003	25,631
Funko, Inc. (a)(b)	42,830	462,992
Genuine Parts Co.	179,487	31,744,071
Kaival Brands Innovations Group, Inc. (a)(b)	17,015	10,966
LKQ Corp.	322,853	18,496,248
Pool Corp.	49,764	17,758,781
Weyco Group, Inc.	8,524	225,886
		68,762,069
Diversified Consumer Services - 0.1%
2U, Inc. (a)	101,852	912,594
ADT, Inc.	274,396	2,068,946
Adtalem Global Education, Inc. (a)	57,892	2,264,735
American Public Education, Inc. (a)	24,040	265,402
Aspen Group, Inc. (a)	20,278	3,332
Bright Horizons Family Solutions, Inc. (a)	73,799	5,818,313
Carriage Services, Inc.	16,523	560,460
Chegg, Inc. (a)	160,912	2,556,892
Coursera, Inc. (a)	112,117	1,263,559
Duolingo, Inc. (a)	31,528	2,862,427
European Wax Center, Inc. (b)	36,734	678,110
Frontdoor, Inc. (a)	103,926	2,935,910
Graham Holdings Co.	4,917	3,081,287
Grand Canyon Education, Inc. (a)	39,137	4,433,831
H&R Block, Inc.	197,500	7,268,000
Laureate Education, Inc. Class A	172,013	2,040,074
Lincoln Educational Services Corp. (a)	29,761	174,102
Mister Car Wash, Inc. (a)(b)	105,246	971,421
Nerdy, Inc. Class A (a)(b)	75,831	190,336
OneSpaWorld Holdings Ltd. (a)(b)	73,605	853,082
Perdoceo Education Corp. (a)	87,673	1,208,572
Regis Corp. (a)(b)	44,048	63,429
Rover Group, Inc. Class A (a)	122,081	510,299
Service Corp. International	195,960	13,233,179
Strategic Education, Inc. (b)	28,338	2,415,815
Stride, Inc. (a)(b)	52,226	2,218,038
The Beachbody Co., Inc. (a)(b)	175,044	112,991
Udemy, Inc. (a)	81,325	767,708
Universal Technical Institute, Inc. (a)	42,328	307,301
Vivint Smart Home, Inc. Class A (a)	57,214	643,085
Wag! Group Co. (a)(b)	2,497	5,468
WW International, Inc. (a)(b)	67,858	248,360
Xwell, Inc. (a)(b)	115,040	46,798
		62,983,856
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment, Inc. (a)	69,126	632,503
Airbnb, Inc. Class A (a)	507,669	62,585,434
Allied Esports Entertainment, Inc. (a)(b)	18,221	25,509
ARAMARK Holdings Corp.	327,436	12,049,645
Ark Restaurants Corp.	2,540	45,593
Bally's Corp. (a)	34,251	676,457
Biglari Holdings, Inc.:
Class A (a)	82	73,390
Class B (a)	947	170,271
BJ's Restaurants, Inc. (a)	29,183	933,856
Bloomin' Brands, Inc.	111,614	2,913,125
Bluegreen Vacations Holding Corp. Class A (b)	11,446	379,664
Booking Holdings, Inc. (a)	49,426	124,751,224
Bowlero Corp. Class A (a)	42,564	654,634
Boyd Gaming Corp.	100,802	6,565,234
Brinker International, Inc. (a)	56,344	2,141,072
BurgerFi International, Inc. (a)(b)	15,389	24,469
Caesars Entertainment, Inc. (a)	273,639	13,889,916
Canterbury Park Holding Co. (b)	3,223	84,829
Carnival Corp. (a)(b)	1,279,463	13,587,897
Carrols Restaurant Group, Inc. (a)	38,623	80,336
Century Casinos, Inc. (a)	34,423	318,757
Chipotle Mexican Grill, Inc. (a)	35,322	52,667,928
Choice Hotels International, Inc. (b)	35,426	4,193,021
Churchill Downs, Inc.	41,872	10,291,300
Chuy's Holdings, Inc. (a)	22,879	817,924
Cracker Barrel Old Country Store, Inc. (b)	28,194	3,072,018
Darden Restaurants, Inc.	155,872	22,288,137
Dave & Buster's Entertainment, Inc. (a)	53,658	2,147,393
Denny's Corp. (a)	75,281	878,529
Dine Brands Global, Inc.	20,392	1,563,455
Domino's Pizza, Inc.	45,108	13,262,203
Draftkings Holdings, Inc. (a)	573,003	10,806,837
Dutch Bros, Inc. (a)(b)	37,090	1,236,952
Ebet, Inc. (a)(b)	10,122	5,264
El Pollo Loco Holdings, Inc.	24,558	293,959
Elys Game Technology Corp. (a)(b)	16,022	11,696
Esports Entertainment Group, Inc. (a)(b)	345	1,076
Everi Holdings, Inc. (a)	115,214	2,187,914
Expedia, Inc. (a)	191,873	20,908,401
F45 Training Holdings, Inc. (a)(b)	46,376	95,998
FAT Brands, Inc.:
Class A (b)	166	1,189
Class B	6,852	42,277
Fiesta Restaurant Group, Inc. (a)	21,882	176,150
First Watch Restaurant Group, Inc. (a)	14,684	224,372
Flanigans Enterprises, Inc. (b)	648	18,922
Full House Resorts, Inc. (a)	40,887	395,786
GAN Ltd. (a)(b)	50,705	95,325
Global Business Travel Group, Inc. (a)(b)	24,913	179,124
Golden Entertainment, Inc. (a)	28,634	1,177,144
Good Times Restaurants, Inc. (a)	10,762	30,456
Hall of Fame Resort & Entertainment Co. (a)(b)	4,967	49,124
Hilton Grand Vacations, Inc. (a)	101,631	4,851,864
Hilton Worldwide Holdings, Inc.	344,617	49,800,603
Hyatt Hotels Corp. Class A (a)	61,253	7,120,049
Inspirato, Inc. (a)(b)	25,787	26,561
Inspired Entertainment, Inc. (a)	30,618	484,071
Jack in the Box, Inc.	27,131	2,127,070
Krispy Kreme, Inc. (b)	87,735	1,141,432
Kura Sushi U.S.A., Inc. Class A (a)	4,661	291,872
Las Vegas Sands Corp. (a)	418,961	24,077,689
Life Time Group Holdings, Inc. (a)(b)	72,328	1,306,967
Light & Wonder, Inc. Class A (a)	119,612	7,488,907
Lindblad Expeditions Holdings (a)	42,205	362,119
Lottery.Com, Inc. (a)(b)	36,408	22,027
Marriott International, Inc. Class A	342,746	58,006,333
Marriott Vacations Worldwide Corp.	48,733	7,455,662
McDonald's Corp.	933,431	246,341,775
Membership Collective Group, Inc. Class A (a)(b)	55,539	371,556
MGM Resorts International	405,933	17,459,178
Monarch Casino & Resort, Inc.	17,233	1,268,693
Muscle Maker, Inc. (a)(b)	35,917	49,027
Nathan's Famous, Inc.	3,715	283,640
Noodles & Co. (a)	46,632	272,331
Norwegian Cruise Line Holdings Ltd. (a)(b)	536,720	7,954,190
Papa John's International, Inc.	40,747	3,420,711
Penn Entertainment, Inc. (a)	198,022	6,045,612
Planet Fitness, Inc. (a)	106,394	8,623,234
Playa Hotels & Resorts NV (a)	171,928	1,533,598
PlayAGS, Inc. (a)	36,624	235,126
Portillo's, Inc. (a)	44,432	1,009,495
Potbelly Corp. (a)	28,021	201,751
Rave Restaurant Group, Inc. (a)	22,026	35,462
RCI Hospitality Holdings, Inc.	11,229	940,653
Red Robin Gourmet Burgers, Inc. (a)(b)	19,312	164,345
Red Rock Resorts, Inc.	61,930	2,704,483
Royal Caribbean Cruises Ltd. (a)(b)	279,853	19,768,816
Rush Street Interactive, Inc. (a)	70,986	297,431
Ruth's Hospitality Group, Inc.	40,547	756,202
SeaWorld Entertainment, Inc. (a)	50,221	3,244,277
Shake Shack, Inc. Class A (a)	48,079	2,682,327
Six Flags Entertainment Corp. (a)	94,817	2,503,169
Sonder Holdings, Inc. (a)(b)	178,147	183,491
Starbucks Corp.	1,462,857	149,343,071
Sweetgreen, Inc. Class A (a)	93,886	818,686
Target Hospitality Corp. (a)	30,285	449,127
Texas Roadhouse, Inc. Class A	85,206	8,651,817
The Cheesecake Factory, Inc. (b)	61,484	2,301,961
The ONE Group Hospitality, Inc. (a)	32,411	275,494
Travel+Leisure Co.	102,722	4,309,188
Vacasa, Inc. Class A (a)	108,004	156,606
Vail Resorts, Inc.	51,426	12,007,457
Wendy's Co. (b)	217,042	4,766,242
Wingstop, Inc.	38,146	6,498,171
Wyndham Hotels & Resorts, Inc.	112,151	8,637,870
Wynn Resorts Ltd. (a)	131,453	14,245,562
Xponential Fitness, Inc. (a)(b)	22,734	577,216
Yoshiharu Global Co. (b)	3,267	4,802
Yum! Brands, Inc.	358,636	45,604,154
		1,143,264,912
Household Durables - 0.5%
Aterian, Inc. (a)(b)	100,397	120,476
Bassett Furniture Industries, Inc.	10,142	188,134
Beazer Homes U.S.A., Inc. (a)	37,026	552,058
Cavco Industries, Inc. (a)	10,629	3,029,265
Century Communities, Inc. (b)	36,260	2,168,711
Cricut, Inc. (b)	49,760	530,939
D.R. Horton, Inc.	398,324	36,837,004
Dixie Group, Inc. (a)	13,394	12,230
Dream Finders Homes, Inc. (a)(b)	26,486	318,627
Emerson Radio Corp. (a)(b)	6,994	3,854
Ethan Allen Interiors, Inc. (b)	29,699	877,605
Flexsteel Industries, Inc.	6,418	134,650
Garmin Ltd.	195,515	19,185,887
GoPro, Inc. Class A (a)	169,560	880,016
Green Brick Partners, Inc. (a)	34,990	1,091,688
Hamilton Beach Brands Holding Co. Class A	8,711	113,243
Harbor Custom Development, Inc. (a)	15,633	7,082
Helen of Troy Ltd. (a)	30,513	3,438,510
Hooker Furnishings Corp.	14,337	315,199
Hovnanian Enterprises, Inc. Class A (a)	6,233	424,530
Installed Building Products, Inc.	30,197	3,484,130
iRobot Corp. (a)(b)	34,570	1,420,481
KB Home	105,465	3,719,751
Koss Corp. (a)(b)	7,625	39,040
La-Z-Boy, Inc. (b)	55,800	1,806,804
Landsea Homes Corp. (a)	15,255	99,691
Legacy Housing Corp. (a)	10,938	218,322
Leggett & Platt, Inc.	169,465	5,844,848
Lennar Corp.:
Class A	332,858	32,200,683
Class B	8,194	669,122
LGI Homes, Inc. (a)	26,373	2,750,968
Lifetime Brands, Inc. (b)	15,395	121,928
Live Ventures, Inc. (a)	1,430	46,418
Lovesac (a)	19,071	549,054
M.D.C. Holdings, Inc.	73,978	2,737,186
M/I Homes, Inc. (a)	34,859	2,016,245
Meritage Homes Corp. (b)	46,431	5,071,658
Mohawk Industries, Inc. (a)	67,367	6,928,696
Nephros, Inc. (a)	3,430	3,636
Newell Brands, Inc. (b)	481,637	7,075,248
Nova LifeStyle, Inc. (a)	1,541	1,029
NVR, Inc. (a)	3,814	19,732,187
PulteGroup, Inc.	289,077	15,803,840
Purple Innovation, Inc. (a)(b)	62,700	270,864
Singing Machine Co., Inc.	1,393	3,636
Skyline Champion Corp. (a)	67,633	4,626,774
Snap One Holdings Corp. (a)(b)	22,284	260,500
Sonos, Inc. (a)	160,962	3,127,492
Taylor Morrison Home Corp. (a)	137,991	4,944,218
Tempur Sealy International, Inc.	217,567	9,298,814
Toll Brothers, Inc.	133,257	7,987,425
TopBuild Corp. (a)	40,844	8,478,806
Traeger, Inc. (a)(b)	75,035	298,639
TRI Pointe Homes, Inc. (a)	129,135	3,078,578
Tupperware Brands Corp. (a)	48,609	199,297
Universal Electronics, Inc. (a)	15,604	198,483
Vizio Holding Corp. (a)(b)	70,386	721,457
VOXX International Corp. (a)(b)	17,991	205,637
Vuzix Corp. (a)(b)	74,258	308,171
Whirlpool Corp. (b)	69,685	9,615,136
Yunhong CTI Ltd. (a)	6,353	11,626
ZAGG, Inc. rights (a)(c)	23,001	0
		236,206,226
Internet & Direct Marketing Retail - 2.5%
1-800-FLOWERS.com, Inc. Class A (a)	35,254	349,015
1stDibs.com, Inc. (a)	24,681	125,379
a.k.a. Brands Holding Corp. (a)(b)	14,967	21,103
Amazon.com, Inc. (a)	11,312,790	1,066,004,202
BARK, Inc. (a)	131,940	178,119
Boxed, Inc. Class A (a)(b)	58,883	36,101
CarParts.com, Inc. (a)	66,779	418,704
Chewy, Inc. (a)(b)	118,100	4,788,955
ContextLogic, Inc. (a)	681,630	331,749
Digital Brands Group, Inc. (a)(b)	371	571
Doordash, Inc. (a)	335,350	18,330,231
Duluth Holdings, Inc. (a)(b)	17,114	102,855
eBay, Inc.	691,685	31,748,342
Etsy, Inc. (a)	160,258	19,456,924
Groupon, Inc. (a)(b)	26,191	196,694
Grove Collaborative Holdings, Inc. Class A (a)(b)	88,880	38,716
iMedia Brands, Inc. (a)(b)	25,039	19,280
iPower, Inc. (a)(b)	2,046	1,473
Lands' End, Inc. (a)(b)	17,119	130,104
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	11,746	35,825
Lyft, Inc. (a)	397,129	3,971,290
Nogin, Inc. (a)(b)	5,385	3,177
Overstock.com, Inc. (a)(b)	57,284	1,109,591
PARTS iD, Inc. (a)(b)	3,233	1,370
PetMed Express, Inc. (b)	28,936	543,418
Polished.Com, Inc. (a)(b)	119,292	81,119
Qurate Retail, Inc. (a)	10,346	61,041
Qurate Retail, Inc. Series A (a)	430,450	908,250
Rent the Runway, Inc. Class A (a)(b)	57,663	196,631
Revolve Group, Inc. (a)(b)	50,903	1,378,453
RumbleON, Inc. Class B (a)	13,309	120,979
Stitch Fix, Inc. (a)(b)	94,998	442,691
The RealReal, Inc. (a)(b)	109,923	148,396
thredUP, Inc. (a)	83,844	133,312
Uber Technologies, Inc. (a)	2,542,583	84,566,311
Wayfair LLC Class A (a)(b)	97,972	3,966,886
Xometry, Inc. (a)(b)	38,368	1,166,771
		1,241,114,028
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	41,748	2,014,758
American Outdoor Brands, Inc. (a)	17,256	159,273
AMMO, Inc. (a)(b)	112,591	219,552
Brunswick Corp.	92,271	8,066,331
Clarus Corp. (b)	37,546	371,705
Escalade, Inc. (b)	14,000	179,900
Forza X1, Inc. (b)	3,639	4,913
Hasbro, Inc.	165,905	9,126,434
JAKKS Pacific, Inc. (a)	8,859	171,333
Johnson Outdoors, Inc. Class A	7,000	454,020
Latham Group, Inc. (a)	52,123	165,751
Malibu Boats, Inc. Class A (a)	26,494	1,583,281
Marine Products Corp.	15,970	204,416
MasterCraft Boat Holdings, Inc. (a)	22,953	775,123
Mattel, Inc. (a)	451,832	8,128,458
Nautilus, Inc. (a)	37,457	60,680
Peloton Interactive, Inc. Class A (a)(b)	401,567	5,188,246
Polaris, Inc. (b)	69,257	7,877,984
Smith & Wesson Brands, Inc. (b)	56,874	622,202
Solo Brands, Inc. Class A (a)(b)	27,191	112,299
Sturm, Ruger & Co., Inc.	22,909	1,334,907
Topgolf Callaway Brands Corp. (a)(b)	177,271	4,109,142
Twin Vee PowerCats Co. (a)	1,690	3,329
Vista Outdoor, Inc. (a)	71,855	2,052,179
YETI Holdings, Inc. (a)	108,539	4,230,850
		57,217,066
Multiline Retail - 0.4%
Big Lots, Inc. (b)	39,264	563,438
Dillard's, Inc. Class A (b)	4,337	1,545,750
Dollar General Corp.	287,406	62,165,918
Dollar Tree, Inc. (a)	268,337	38,983,999
Franchise Group, Inc. (b)	34,657	963,811
Kohl's Corp.	149,068	4,179,867
Macy's, Inc.	343,952	7,037,258
Nordstrom, Inc.	140,691	2,740,661
Ollie's Bargain Outlet Holdings, Inc. (a)	74,646	4,295,131
Target Corp.	586,612	98,844,122
		221,319,955
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	62,929	1,850,742
Academy Sports & Outdoors, Inc.	101,490	6,003,134
Advance Auto Parts, Inc.	76,668	11,113,793
America's Car Mart, Inc. (a)	7,191	610,947
American Eagle Outfitters, Inc.	221,937	3,189,235
Arhaus, Inc. (a)(b)	26,744	388,055
Arko Corp.	90,014	721,912
Asbury Automotive Group, Inc. (a)	28,206	6,405,583
AutoNation, Inc. (a)	43,483	5,935,864
AutoZone, Inc. (a)	24,189	60,146,916
Barnes & Noble Education, Inc. (a)	46,847	96,505
Bath & Body Works, Inc.	291,081	11,896,480
Bed Bath & Beyond, Inc. (a)(b)	96,048	135,428
Best Buy Co., Inc.	255,420	21,227,956
Big 5 Sporting Goods Corp. (b)	28,274	249,659
Boot Barn Holdings, Inc. (a)	38,146	2,954,408
Brilliant Earth Group, Inc. Class A (a)	13,669	70,395
Build-A-Bear Workshop, Inc. (a)	16,118	337,672
Burlington Stores, Inc. (a)	83,522	17,894,589
Caleres, Inc.	46,949	1,225,838
Camping World Holdings, Inc. (b)	52,008	1,187,343
CarMax, Inc. (a)(b)	201,611	13,919,223
Carvana Co. Class A (a)(b)	126,487	1,191,508
Chico's FAS, Inc. (a)	163,055	937,566
Citi Trends, Inc. (a)(b)	10,784	302,383
Conn's, Inc. (a)	15,740	134,892
Designer Brands, Inc. Class A (b)	66,469	650,732
Destination XL Group, Inc. (a)	67,493	403,608
Dick's Sporting Goods, Inc.	70,864	9,115,236
Envela Corp. (a)(b)	11,687	85,315
EVgo, Inc. Class A (a)(b)	87,588	519,397
Express, Inc. (a)(b)	84,247	85,932
Five Below, Inc. (a)	70,710	14,446,053
Floor & Decor Holdings, Inc. Class A (a)(b)	135,337	12,425,290
Foot Locker, Inc.	100,661	4,400,899
GameStop Corp. Class A (b)	322,831	6,208,040
Gap, Inc. (b)	269,659	3,508,264
Genesco, Inc. (a)	15,736	707,648
Group 1 Automotive, Inc. (b)	18,573	4,105,933
GrowGeneration Corp. (a)(b)	75,996	321,843
Guess?, Inc. (b)	39,351	827,945
Haverty Furniture Companies, Inc. (b)	18,069	681,924
Hibbett, Inc.	16,579	1,192,527
J.Jill, Inc. (a)(b)	5,460	151,515
JOANN, Inc. (b)	17,415	63,216
Kirkland's, Inc. (a)(b)	13,524	43,818
Lazydays Holdings, Inc. (a)(b)	11,200	137,200
Leslie's, Inc. (a)(b)	190,157	2,397,880
Lithia Motors, Inc. Class A (sub. vtg.)	34,853	8,893,789
LL Flooring Holdings, Inc. (a)	36,012	181,861
Lowe's Companies, Inc.	791,008	162,749,896
MarineMax, Inc. (a)	26,966	905,518
Monro, Inc. (b)	40,684	2,052,101
Murphy U.S.A., Inc.	26,443	6,745,345
National Vision Holdings, Inc. (a)	101,093	3,776,834
O'Reilly Automotive, Inc. (a)	79,720	66,175,572
OneWater Marine, Inc. Class A (a)(b)	13,679	380,550
Penske Automotive Group, Inc. (b)	31,766	4,579,069
Petco Health & Wellness Co., Inc. (a)(b)	105,002	1,081,521
RH (a)	24,489	7,322,946
Ross Stores, Inc.	442,237	48,884,878
Sally Beauty Holdings, Inc. (a)	137,608	2,214,113
Shift Technologies, Inc. Class A (a)(b)	127,627	26,738
Shoe Carnival, Inc. (b)	21,612	569,476
Signet Jewelers Ltd. (b)	59,102	4,232,885
Sleep Number Corp. (a)(b)	28,292	1,127,719
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	21,761	1,237,983
Sportsman's Warehouse Holdings, Inc. (a)	53,046	476,884
The Aaron's Co., Inc.	38,786	556,579
The Buckle, Inc. (b)	37,824	1,542,841
The Cato Corp. Class A (sub. vtg.)	20,968	193,954
The Children's Place, Inc. (a)(b)	17,139	717,610
The Container Store Group, Inc. (a)	39,823	173,230
The Home Depot, Inc.	1,304,611	386,869,346
The ODP Corp. (a)	51,697	2,340,840
Tile Shop Holdings, Inc. (a)(b)	43,071	235,168
Tilly's, Inc. (a)(b)	28,099	243,899
TJX Companies, Inc.	1,479,096	113,298,754
Torrid Holdings, Inc. (a)(b)	12,770	34,862
Tractor Supply Co.	140,820	32,847,673
TravelCenters of America LLC (a)	15,951	1,345,467
Ulta Beauty, Inc. (a)	65,204	33,827,835
Upbound Group, Inc. (b)	64,709	1,737,437
Urban Outfitters, Inc. (a)(b)	77,176	2,079,893
Victoria's Secret & Co. (a)	103,633	4,108,012
Volta, Inc. (a)(b)	162,964	139,807
Vroom, Inc. (a)(b)	159,288	168,845
Warby Parker, Inc. (a)	81,046	1,054,408
Williams-Sonoma, Inc. (b)	85,019	10,620,573
Winmark Corp.	3,461	1,010,612
Zumiez, Inc. (a)(b)	21,748	505,858
		1,151,877,422
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds, Inc. Class A (a)(b)	120,852	345,637
Capri Holdings Ltd. (a)	163,500	8,104,695
Carter's, Inc. (b)	49,008	3,694,713
Charles & Colvard Ltd. (a)	24,455	20,789
Columbia Sportswear Co.	45,495	3,967,164
Crocs, Inc. (a)	78,625	9,569,449
Crown Crafts, Inc.	6,389	36,098
Culp, Inc.	12,761	70,696
Deckers Outdoor Corp. (a)	33,690	14,026,832
Delta Apparel, Inc. (a)(b)	7,372	94,718
Forward Industries, Inc. (NY Shares) (a)(b)	3,817	4,313
Fossil Group, Inc. (a)	60,572	262,277
G-III Apparel Group Ltd. (a)	55,472	921,667
Hanesbrands, Inc.	442,105	2,511,156
Jerash Holdings U.S., Inc.	2,992	14,062
Kontoor Brands, Inc.	63,334	3,302,868
Lakeland Industries, Inc. (b)	9,273	140,671
Levi Strauss & Co. Class A (b)	121,808	2,185,236
lululemon athletica, Inc. (a)	147,875	45,722,950
Movado Group, Inc.	21,322	738,168
NIKE, Inc. Class B	1,605,474	190,714,256
Oxford Industries, Inc. (b)	19,220	2,260,464
PLBY Group, Inc. (a)(b)	41,182	87,718
PVH Corp.	83,053	6,664,173
Ralph Lauren Corp.	52,295	6,180,746
Rocky Brands, Inc.	8,992	239,367
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	170,912	7,607,293
Steven Madden Ltd.	94,146	3,417,500
Superior Group of Companies, Inc. (b)	14,697	170,191
Tapestry, Inc.	306,316	13,327,809
Toughbuilt Industries, Inc. (a)(b)	15,917	29,924
Under Armour, Inc.:
Class A (sub. vtg.) (a)	213,306	2,118,129
Class C (non-vtg.) (a)	284,295	2,501,796
Unifi, Inc. (a)	15,719	162,692
Vera Bradley, Inc. (a)	27,694	146,778
VF Corp.	421,882	10,471,111
Vince Holding Corp. (a)	1,696	11,838
Wolverine World Wide, Inc.	103,115	1,727,176
		343,573,120
TOTAL CONSUMER DISCRETIONARY		5,537,162,779
CONSUMER STAPLES - 6.1%
Beverages - 1.6%
Alkaline Water Co., Inc. (a)(b)	119,158	29,146
Boston Beer Co., Inc. Class A (a)	11,926	3,861,639
Brown-Forman Corp.:
Class A (b)	55,342	3,592,803
Class B (non-vtg.)	248,732	16,135,245
Celsius Holdings, Inc. (a)	51,051	4,635,431
Coca-Cola Bottling Co. Consolidated	5,906	3,288,756
Constellation Brands, Inc. Class A (sub. vtg.)	206,918	46,287,557
Duckhorn Portfolio, Inc. (a)	53,704	818,986
Eastside Distilling, Inc. (a)(b)	11,228	3,199
Keurig Dr. Pepper, Inc.	1,084,586	37,472,446
MGP Ingredients, Inc. (b)	20,120	2,040,973
Molson Coors Beverage Co. Class B	239,793	12,754,590
Monster Beverage Corp. (a)	485,602	49,414,860
National Beverage Corp. (a)(b)	30,078	1,403,139
PepsiCo, Inc.	1,755,408	304,615,950
Splash Beverage Group, Inc. (a)	35,944	48,884
The Coca-Cola Co.	4,958,835	295,100,271
The Vita Coco Co., Inc. (a)	30,192	510,547
Vintage Wine Estates, Inc. (a)(b)	45,667	69,871
Willamette Valley Vineyards, Inc. (a)	4,326	27,513
Zevia PBC (a)(b)	52,759	184,129
		782,295,935
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc.	203,623	4,048,025
Andersons, Inc.	40,331	1,840,304
BJ's Wholesale Club Holdings, Inc. (a)	171,998	12,349,456
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(d)	17,555	48
warrants 11/4/28 (a)(d)	17,555	17
warrants 11/4/28 (a)(d)	17,555	7
Class A (a)(b)	33,666	30,737
Casey's General Stores, Inc.	47,429	9,862,861
Chefs' Warehouse Holdings (a)	44,134	1,436,562
Costco Wholesale Corp.	563,995	273,075,099
Grocery Outlet Holding Corp. (a)	114,623	3,100,552
HF Foods Group, Inc. (a)	42,908	166,483
Ingles Markets, Inc. Class A	18,583	1,661,320
Kroger Co.	830,829	35,841,963
MedAvail Holdings, Inc. (a)(b)	23,081	8,577
Natural Grocers by Vitamin Cottage, Inc.	11,428	125,479
Performance Food Group Co. (a)	197,737	11,189,937
PriceSmart, Inc.	32,074	2,236,199
Rite Aid Corp. (a)(b)	71,598	276,368
SpartanNash Co.	46,540	1,245,410
Sprouts Farmers Market LLC (a)	135,621	4,107,960
Sysco Corp.	645,160	48,109,581
U.S. Foods Holding Corp. (a)	260,235	9,766,620
United Natural Foods, Inc. (a)	74,661	3,040,943
Village Super Market, Inc. Class A (b)	8,611	192,284
Walgreens Boots Alliance, Inc.	916,105	32,549,211
Walmart, Inc.	1,798,641	255,640,845
Weis Markets, Inc. (b)	21,923	1,675,794
		713,578,642
Food Products - 1.1%
Alico, Inc. (b)	6,646	171,068
AppHarvest, Inc. (a)(b)	90,982	92,802
Arcadia Biosciences, Inc. (a)	27,868	6,970
Archer Daniels Midland Co.	700,207	55,736,477
B&G Foods, Inc. Class A (b)	96,430	1,221,768
Barfresh Food Group, Inc. (a)(b)	3,086	3,703
Benson Hill, Inc. (a)	160,400	357,692
Better Choice Co., Inc. (a)(b)	24,615	17,339
Beyond Meat, Inc. (a)(b)	75,671	1,349,971
Blue Star Foods Corp. (a)(b)	10,512	1,606
BRC, Inc. Class A (a)(b)	46,723	311,175
Bridgford Foods Corp. (a)	1,670	21,326
Bunge Ltd.	191,085	18,248,618
Cal-Maine Foods, Inc. (b)	48,224	2,739,123
Calavo Growers, Inc.	22,219	717,007
Campbell Soup Co.	256,612	13,477,262
Coffee Holding Co., Inc.	4,336	8,889
Conagra Brands, Inc.	611,727	22,272,980
Darling Ingredients, Inc. (a)	204,396	12,932,135
Farmer Brothers Co. (a)	25,069	113,312
Flowers Foods, Inc. (b)	244,008	6,802,943
Fresh Del Monte Produce, Inc.	38,108	1,192,018
Freshpet, Inc. (a)(b)	61,329	3,813,437
General Mills, Inc.	756,757	60,169,749
Hormel Foods Corp.	370,426	16,439,506
Hostess Brands, Inc. Class A (a)	170,122	4,202,013
Ingredion, Inc.	83,490	8,298,906
J&J Snack Foods Corp.	19,316	2,727,612
John B. Sanfilippo & Son, Inc.	11,134	999,499
Kellogg Co.	327,027	21,564,160
Laird Superfood, Inc. (a)	7,014	7,856
Lamb Weston Holdings, Inc.	182,830	18,400,011
Lancaster Colony Corp.	25,352	4,867,077
Lifecore Biomedical (a)	30,882	178,807
Lifeway Foods, Inc. (a)	5,106	30,738
Limoneira Co.	18,863	296,715
Local Bounti Corp. (a)(b)	60,332	41,394
MamaMancini's Holdings, Inc. (a)	22,777	41,910
McCormick & Co., Inc. (non-vtg.)	320,223	23,798,973
Mission Produce, Inc. (a)	49,898	574,825
Mondelez International, Inc.	1,739,828	113,401,989
Nuzee, Inc. (a)(b)	836	10,141
Pilgrim's Pride Corp. (a)	57,349	1,341,393
Post Holdings, Inc. (a)	69,102	6,216,416
RiceBran Technologies (a)(b)	4,707	5,554
Rocky Mountain Chocolate Factory, Inc. (a)	4,008	20,080
S&W Seed Co. (a)(b)	20,820	38,101
Seaboard Corp.	332	1,311,393
Seneca Foods Corp. Class A (a)	7,840	435,904
Sovos Brands, Inc. (a)	48,336	631,752
Stryve Foods, Inc. (a)(b)	15,443	10,501
Tattooed Chef, Inc. (a)(b)	58,496	73,705
The Hain Celestial Group, Inc. (a)	116,163	2,071,186
The Hershey Co.	187,252	44,625,897
The J.M. Smucker Co.	135,813	20,085,385
The Kraft Heinz Co.	1,016,010	39,563,429
The Real Good Food Co., Inc. (a)	7,712	29,768
The Simply Good Foods Co. (a)	108,203	4,143,093
Tootsie Roll Industries, Inc. (b)	21,933	965,710
TreeHouse Foods, Inc. (a)	64,236	3,134,074
Tyson Foods, Inc. Class A	368,913	21,854,406
Utz Brands, Inc. Class A (b)	87,124	1,428,834
Vital Farms, Inc. (a)	33,791	546,063
Westrock Coffee Holdings (a)(b)	18,446	206,226
Whole Earth Brands, Inc. Class A (a)	46,016	158,295
		566,558,667
Household Products - 1.2%
Central Garden & Pet Co. (a)	63,817	2,584,589
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,657	63,679
Church & Dwight Co., Inc.	312,078	26,145,895
Colgate-Palmolive Co.	1,063,450	77,950,885
Energizer Holdings, Inc.	86,708	3,141,431
Kimberly-Clark Corp.	429,407	53,697,345
Oil-Dri Corp. of America (b)	6,394	239,327
Procter & Gamble Co.	3,019,742	415,395,710
Reynolds Consumer Products, Inc.	67,556	1,853,737
Spectrum Brands Holdings, Inc.	51,946	3,325,583
The Clorox Co.	157,491	24,480,401
WD-40 Co. (b)	17,326	3,004,848
		611,883,430
Personal Products - 0.2%
BellRing Brands, Inc. (a)	173,107	5,345,544
Coty, Inc. Class A (a)	466,084	5,266,749
Cyanotech Corp. (a)	678	793
Edgewell Personal Care Co. (b)	65,642	2,802,913
elf Beauty, Inc. (a)	64,182	4,797,605
Estee Lauder Companies, Inc. Class A	294,707	71,628,536
Guardion Health Sciences, Inc. (a)(b)	375	2,531
Herbalife Nutrition Ltd. (a)	124,943	2,417,647
Inter Parfums, Inc.	23,025	2,772,440
Jupiter Wellness, Inc. (a)(b)	27,726	12,887
Lifemd, Inc. (a)(b)	32,416	57,700
LifeVantage Corp.	14,249	55,286
Mannatech, Inc.	1,317	22,060
MediFast, Inc. (b)	13,935	1,562,532
Natural Alternatives International, Inc. (a)	5,740	51,660
Natural Health Trends Corp. (b)	7,985	40,644
Nature's Sunshine Products, Inc. (a)	16,430	178,101
Nu Skin Enterprises, Inc. Class A (b)	63,518	2,530,557
Olaplex Holdings, Inc. (a)	110,809	545,180
The Beauty Health Co. (a)(b)	127,958	1,613,550
The Honest Co., Inc. (a)	74,839	208,801
Thorne HealthTech, Inc. (a)	15,865	78,532
United-Guardian, Inc.	2,834	32,364
Upexi, Inc. (a)(b)	10,874	50,890
USANA Health Sciences, Inc. (a)	14,959	909,208
Veru, Inc. (a)(b)	65,106	257,494
		103,242,204
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	266,297	240,599
Altria Group, Inc.	2,285,029	106,093,896
Philip Morris International, Inc.	1,975,698	192,235,415
Turning Point Brands, Inc.	19,062	455,582
Universal Corp.	33,229	1,681,055
Vector Group Ltd.	170,334	2,260,332
		302,966,879
TOTAL CONSUMER STAPLES		3,080,525,757
ENERGY - 4.8%
Energy Equipment & Services - 0.6%
Archrock, Inc.	170,910	1,891,974
Baker Hughes Co. Class A	1,277,794	39,100,496
Bristow Group, Inc. (a)	29,280	797,587
Cactus, Inc.	78,180	3,592,371
Championx Corp.	254,253	7,772,514
Core Laboratories NV (b)	59,998	1,432,152
Diamond Offshore Drilling, Inc. (a)	130,768	1,553,524
DMC Global, Inc. (a)	23,121	618,949
Dril-Quip, Inc. (a)	45,381	1,554,299
Energy Services of America Corp.	8,604	19,961
ENGlobal Corp. (a)(b)	30,612	24,337
Enservco Corp. (a)(b)	13,463	7,942
Expro Group Holdings NV (a)	88,706	2,016,287
Forum Energy Technologies, Inc. (a)	5,455	159,722
Geospace Technologies Corp. (a)	15,456	87,017
Gulf Island Fabrication, Inc. (a)	14,418	57,816
Halliburton Co.	1,157,834	41,948,326
Helix Energy Solutions Group, Inc. (a)	184,423	1,527,022
Helmerich & Payne, Inc.	134,544	5,661,612
Independence Contract Drilling, Inc. (a)(b)	12,653	48,081
KLX Energy Services Holdings, Inc. (a)(b)	13,850	177,142
Liberty Oilfield Services, Inc. Class A	196,575	2,997,769
Mammoth Energy Services, Inc. (a)	23,413	131,347
MIND Technology, Inc. (a)	11,948	6,943
Nabors Industries Ltd. (a)	11,584	1,741,191
Natural Gas Services Group, Inc. (a)	13,342	146,762
NCS Multistage Holdings, Inc. (a)	895	21,641
Newpark Resources, Inc. (a)	104,173	461,486
Nextier Oilfield Solutions, Inc. (a)	204,246	1,864,766
Nine Energy Service, Inc. (a)	15,286	146,746
Noble Corp. PLC (a)	124,382	5,185,486
NOV, Inc.	501,664	10,976,408
Oceaneering International, Inc. (a)	127,417	2,661,741
Oil States International, Inc. (a)	79,665	727,341
Patterson-UTI Energy, Inc.	277,666	3,804,024
Profire Energy, Inc. (a)	26,827	31,119
ProFrac Holding Corp.	33,996	650,343
ProPetro Holding Corp. (a)	121,236	1,068,089
Ranger Energy Services, Inc. Class A (a)	16,962	182,850
RPC, Inc.	109,343	958,938
Schlumberger Ltd.	1,807,396	96,171,541
SEACOR Marine Holdings, Inc. (a)	30,438	316,251
Select Energy Services, Inc. Class A	103,503	767,992
Smart Sand, Inc. (a)	31,127	55,095
Solaris Oilfield Infrastructure, Inc. Class A	41,493	370,532
Superior Drilling Products, Inc. (a)(b)	12,552	14,309
TechnipFMC PLC (a)	569,090	8,701,386
TETRA Technologies, Inc. (a)	141,944	505,321
Tidewater, Inc. (a)	64,766	3,163,171
Transocean Ltd. (United States) (a)(b)	846,719	5,918,566
U.S. Silica Holdings, Inc. (a)	98,543	1,196,312
Valaris Ltd. (a)	76,450	5,141,263
Weatherford International PLC (a)	82,025	5,464,506
		271,600,366
Oil, Gas & Consumable Fuels - 4.2%
Adams Resources & Energy, Inc.	1,957	113,878
Aemetis, Inc. (a)(b)	40,140	143,300
Alto Ingredients, Inc. (a)	93,684	273,557
American Resources Corp. (a)(b)	66,786	108,861
Amplify Energy Corp. (a)(b)	47,106	394,748
Antero Midstream GP LP (b)	429,128	4,523,009
Antero Resources Corp. (a)	351,927	9,220,487
APA Corp.	408,518	15,678,921
Arch Resources, Inc.	22,987	3,617,004
Barnwell Industries, Inc.	6,293	15,166
Battalion Oil Corp. (a)	4,403	39,671
Berry Corp.	84,769	799,372
California Resources Corp.	93,256	3,935,403
Callon Petroleum Co. (a)	64,548	2,501,880
Camber Energy, Inc. (a)(b)	10,340	17,785
Centrus Energy Corp. Class A (a)(b)	15,319	686,444
Cheniere Energy, Inc.	317,190	49,906,675
Chesapeake Energy Corp.	136,101	10,998,322
Chevron Corp.	2,267,225	364,501,763
Chord Energy Corp.	53,023	7,137,956
Civitas Resources, Inc.	66,534	4,668,691
Clean Energy Fuels Corp. (a)	228,027	1,276,951
CNX Resources Corp. (a)(b)	228,345	3,505,096
Comstock Mining, Inc. (a)(b)	77,218	22,779
Comstock Resources, Inc. (b)	113,389	1,376,542
ConocoPhillips Co.	1,588,268	164,147,498
CONSOL Energy, Inc.	41,321	2,261,498
Coterra Energy, Inc.	1,005,715	25,112,704
Crescent Energy, Inc. Class A (b)	46,756	539,564
CVR Energy, Inc.	37,491	1,189,589
Delek U.S. Holdings, Inc.	89,189	2,244,887
Denbury, Inc. (a)	63,534	5,296,830
Devon Energy Corp.	833,192	44,925,713
Diamondback Energy, Inc.	224,233	31,522,675
Dorian LPG Ltd.	41,339	907,391
DT Midstream, Inc.	122,866	6,167,873
Earthstone Energy, Inc. (a)(b)	49,122	685,252
Ecoark Holdings, Inc. (a)(b)	22,302	4,906
Empire Petroleum Corp. (a)(b)	13,507	175,591
Enviva, Inc. (b)	39,661	1,727,633
EOG Resources, Inc.	748,735	84,622,030
Epsilon Energy Ltd.	22,114	127,156
EQT Corp.	467,975	15,527,411
Equitrans Midstream Corp.	559,196	3,371,952
Evolution Petroleum Corp.	38,679	251,800
Excelerate Energy, Inc. (b)	21,600	466,776
Exxon Mobil Corp.	5,248,665	576,880,770
Gevo, Inc. (a)(b)	293,956	543,819
Granite Ridge Resources, Inc. (b)	18,320	96,913
Green Plains, Inc. (a)	75,372	2,613,147
Gulfport Energy Corp. (a)	14,802	978,708
Hallador Energy Co. (a)	30,313	231,288
Hess Corp.	353,911	47,671,812
HF Sinclair Corp.	171,148	8,509,479
HighPeak Energy, Inc. (b)	17,076	456,783
Houston American Energy Corp. (a)(b)	10,935	35,757
International Seaways, Inc.	51,711	2,660,014
Kinder Morgan, Inc.	2,521,369	43,014,555
Kinetik Holdings, Inc. (b)	28,461	846,715
Kosmos Energy Ltd. (a)	583,184	4,589,658
Lightbridge Corp. (a)(b)	14,365	61,195
Magnolia Oil & Gas Corp. Class A	213,107	4,656,388
Marathon Oil Corp.	808,414	20,331,612
Marathon Petroleum Corp.	596,775	73,761,390
Matador Resources Co. (b)	143,226	7,704,127
Mexco Energy Corp. (a)(b)	1,824	22,836
Murphy Oil Corp.	186,147	7,263,456
NACCO Industries, Inc. Class A	5,526	206,617
New Concept Energy, Inc. (a)	3,775	4,767
New Fortress Energy, Inc.	60,808	2,006,056
Nextdecade Corp. (a)(b)	71,136	502,220
Northern Oil & Gas, Inc.	86,055	2,671,147
Occidental Petroleum Corp.	926,496	54,255,606
ONEOK, Inc.	569,767	37,291,250
OPAL Fuels, Inc. (a)	4,286	33,945
Overseas Shipholding Group, Inc. (a)	81,324	300,899
Ovintiv, Inc.	315,766	13,505,312
Par Pacific Holdings, Inc. (a)	70,498	1,958,434
PBF Energy, Inc. Class A	145,317	6,351,806
PDC Energy, Inc.	117,344	7,874,956
Peabody Energy Corp. (a)(b)	148,545	4,055,279
Pedevco Corp. (a)	29,898	30,496
Permian Resource Corp. Class A (b)	259,990	2,810,492
Phillips 66 Co.	602,019	61,743,069
Phx Minerals, Inc. Class A (b)	39,245	112,633
Pioneer Natural Resources Co.	302,907	60,705,592
PrimeEnergy Corp. (a)	710	64,255
Range Resources Corp.	307,994	8,297,358
Ranger Oil Corp. (b)	24,629	1,022,104
Rex American Resources Corp. (a)	20,762	685,354
Riley Exploration Permian, Inc.	4,942	151,225
Ring Energy, Inc. (a)(b)	128,502	269,854
SandRidge Energy, Inc. (a)	40,550	591,625
SilverBow Resources, Inc. (a)(b)	16,689	410,883
Sitio Royalties Corp.	95,483	2,244,805
SM Energy Co.	156,242	4,610,701
Southwestern Energy Co. (a)	1,403,629	7,439,234
Stabilis Solutions, Inc. (a)	3,281	12,304
Talos Energy, Inc. (a)	83,822	1,492,870
Targa Resources Corp.	288,433	21,372,885
Tellurian, Inc. (a)(b)	663,173	988,128
Texas Pacific Land Corp. (b)	7,871	14,011,875
The Williams Companies, Inc.	1,553,274	46,753,547
U.S. Energy Corp.	12,195	26,341
Uranium Energy Corp. (a)(b)	469,178	1,735,959
VAALCO Energy, Inc. (b)	137,909	646,793
Valero Energy Corp.	491,204	64,706,303
Vertex Energy, Inc. (a)(b)	79,887	756,530
Vital Energy, Inc. (a)	21,327	1,095,995
Vitesse Energy, Inc.	27,108	471,408
W&T Offshore, Inc. (a)	117,788	660,791
World Fuel Services Corp.	79,515	2,182,687
		2,118,793,802
TOTAL ENERGY		2,390,394,168
FINANCIALS - 12.4%
Banks - 4.3%
1st Source Corp.	20,999	1,046,170
ACNB Corp.	10,652	394,550
Affinity Bancshares, Inc. (a)	5,814	93,082
Amalgamated Financial Corp.	22,102	520,502
Amerant Bancorp, Inc. Class A	31,992	908,573
American National Bankshares, Inc.	13,191	443,877
Ameris Bancorp	82,801	3,963,684
AmeriServ Financial, Inc.	17,254	68,671
Ames National Corp. (b)	10,594	256,587
Arrow Financial Corp.	20,647	629,321
Associated Banc-Corp.	193,119	4,470,705
Atlantic Union Bankshares Corp.	96,406	3,611,369
Auburn National Bancorp., Inc.	2,294	55,308
Banc of California, Inc.	69,031	1,211,494
BancFirst Corp.	22,921	2,068,620
Bancorp, Inc., Delaware (a)	71,998	2,490,411
Bank First National Corp.	8,773	715,263
Bank of America Corp.	8,893,641	305,051,886
Bank of Hawaii Corp. (b)	51,732	3,872,658
Bank of Marin Bancorp	18,532	537,428
Bank of South Carolina Corp. (b)	1,655	27,423
Bank of the James Financial Group, Inc.	6,254	80,989
Bank OZK (b)	141,049	6,492,485
Bank7 Corp.	4,646	136,407
BankFinancial Corp.	15,633	160,864
BankUnited, Inc.	99,018	3,507,218
Bankwell Financial Group, Inc.	7,914	238,845
Banner Corp.	44,669	2,813,254
Bar Harbor Bankshares	18,925	565,290
BayCom Corp.	15,106	310,126
BayFirst Financial Corp.	2,789	53,437
BCB Bancorp, Inc.	18,340	318,199
Berkshire Hills Bancorp, Inc.	59,171	1,719,509
Blue Ridge Bankshares, Inc.	18,384	225,020
BOK Financial Corp.	36,553	3,826,368
Brookline Bancorp, Inc., Delaware	117,512	1,522,956
Business First Bancshares, Inc.	29,425	613,217
Byline Bancorp, Inc.	27,886	687,390
C & F Financial Corp.	4,094	237,043
Cadence Bank	232,840	6,184,230
California Bancorp, Inc. (a)	8,230	209,454
Cambridge Bancorp (b)	9,743	774,861
Camden National Corp.	18,251	751,029
Capital Bancorp, Inc.	11,676	237,140
Capital City Bank Group, Inc.	16,536	589,839
Capstar Financial Holdings, Inc.	22,198	384,025
Carter Bankshares, Inc. (a)	29,686	515,646
Cathay General Bancorp	94,737	4,066,112
CB Financial Services, Inc.	5,317	131,064
Central Pacific Financial Corp.	34,432	772,310
Central Valley Community Bancorp	11,846	302,191
Chemung Financial Corp.	4,193	210,824
ChoiceOne Financial Services, Inc.	8,164	232,184
Citigroup, Inc.	2,466,478	125,025,770
Citizens & Northern Corp.	19,540	439,650
Citizens Community Bancorp, Inc.	10,544	131,589
Citizens Financial Group, Inc.	627,030	26,184,773
Citizens Holding Co. (b)	5,779	89,575
City Holding Co.	18,974	1,863,247
Civista Bancshares, Inc.	18,648	397,762
CNB Financial Corp., Pennsylvania	24,109	574,759
Coastal Financial Corp. of Washington (a)	13,443	620,394
Codorus Valley Bancorp, Inc.	11,537	290,732
Colony Bankcorp, Inc.	18,781	236,077
Columbia Banking Systems, Inc. (b)	100,995	3,002,581
Comerica, Inc.	166,571	11,676,627
Commerce Bancshares, Inc.	145,593	9,630,977
Community Bank System, Inc.	68,970	4,210,619
Community Financial Corp.	6,271	249,586
Community Trust Bancorp, Inc.	18,861	806,308
Community West Bancshares	8,703	131,502
ConnectOne Bancorp, Inc.	44,155	1,070,759
CrossFirst Bankshares, Inc. (a)	52,945	749,172
Cullen/Frost Bankers, Inc.	82,064	10,817,676
Customers Bancorp, Inc. (a)	39,377	1,212,812
CVB Financial Corp.	170,590	4,082,219
Dime Community Bancshares, Inc.	40,437	1,238,990
Eagle Bancorp Montana, Inc.	7,389	125,613
Eagle Bancorp, Inc.	41,777	1,830,250
East West Bancorp, Inc.	179,491	13,679,009
Eastern Bankshares, Inc.	205,082	3,215,686
Enterprise Bancorp, Inc.	11,502	407,056
Enterprise Financial Services Corp.	48,796	2,657,430
Equity Bancshares, Inc.	17,139	515,198
Esquire Financial Holdings, Inc. (b)	8,624	396,618
Evans Bancorp, Inc. (b)	6,606	257,436
Farmers & Merchants Bancorp, Inc. (b)	15,854	410,619
Farmers National Banc Corp.	46,101	656,939
FB Financial Corp.	47,204	1,779,119
Fidelity D & D Bancorp, Inc.	5,625	278,831
Fifth Third Bancorp	874,792	31,754,950
Financial Institutions, Inc.	19,059	475,713
Finward Bancorp (b)	4,224	151,135
FinWise BanCorp (a)	12,565	116,226
First Bancorp, North Carolina	47,422	1,967,539
First Bancorp, Puerto Rico	236,995	3,438,797
First Bancshares, Inc.	30,004	939,425
First Bank Hamilton New Jersey (b)	19,313	263,236
First Busey Corp.	63,681	1,537,259
First Business Finance Services, Inc.	9,095	322,145
First Capital, Inc.	3,733	99,335
First Citizens Bancshares, Inc.	15,117	11,092,250
First Commonwealth Financial Corp.	123,810	1,982,198
First Community Bankshares, Inc.	17,689	552,251
First Community Corp.	8,018	161,362
First Financial Bancorp, Ohio	122,018	3,006,524
First Financial Bankshares, Inc. (b)	167,768	6,153,730
First Financial Corp., Indiana	13,520	594,204
First Financial Northwest, Inc.	9,165	136,925
First Foundation, Inc.	63,645	959,130
First Guaranty Bancshares, Inc.	7,017	143,919
First Hawaiian, Inc.	164,073	4,487,397
First Horizon National Corp.	679,257	16,825,196
First Internet Bancorp	10,758	290,574
First Interstate Bancsystem, Inc.	114,919	4,084,221
First Merchants Corp.	77,197	3,158,901
First Mid-Illinois Bancshares, Inc.	21,967	680,757
First National Corp.	3,489	62,837
First Northwest Bancorp	11,907	170,389
First of Long Island Corp.	26,802	456,170
First Republic Bank	233,299	28,698,110
First Savings Financial Group, Inc.	6,470	125,195
First U.S. Bancshares, Inc.	8,570	84,843
First United Corp.	7,415	144,741
First Western Financial, Inc. (a)	9,081	234,925
Five Star Bancorp	13,849	378,355
Flushing Financial Corp.	35,043	681,937
FNB Corp., Pennsylvania	446,652	6,373,724
FNCB Bancorp, Inc.	14,359	114,872
Franklin Financial Services Corp.	5,128	167,788
Fulton Financial Corp.	215,733	3,710,608
FVCBankcorp, Inc. (a)	17,132	232,139
German American Bancorp, Inc.	34,365	1,350,545
Glacier Bancorp, Inc.	142,824	6,767,001
Great Southern Bancorp, Inc.	11,187	650,972
Guaranty Bancshares, Inc. Texas	10,776	336,319
Hancock Whitney Corp.	109,182	5,363,020
Hanmi Financial Corp.	37,853	894,088
Hanover Bancorp, Inc. (b)	1,508	30,009
HarborOne Bancorp, Inc.	54,104	739,602
Hawthorn Bancshares, Inc.	7,250	183,425
HBT Financial, Inc.	12,613	286,567
Heartland Financial U.S.A., Inc.	48,964	2,420,780
Heritage Commerce Corp.	75,435	913,518
Heritage Financial Corp., Washington	43,354	1,208,276
Hilltop Holdings, Inc. (b)	59,576	1,976,136
Home Bancshares, Inc. (b)	243,084	5,858,324
HomeStreet, Inc.	22,335	563,512
HomeTrust Bancshares, Inc.	18,266	534,646
Hope Bancorp, Inc.	154,713	1,981,874
Horizon Bancorp, Inc. Indiana	48,966	745,263
Huntington Bancshares, Inc.	1,836,795	28,139,699
Independent Bank Corp.	58,784	4,683,909
Independent Bank Corp.	26,547	585,361
Independent Bank Group, Inc.	45,826	2,697,318
International Bancshares Corp.	67,485	3,275,047
Investar Holding Corp.	10,422	205,313
John Marshall Bankcorp, Inc.	14,535	386,776
JPMorgan Chase & Co.	3,738,003	535,842,730
KeyCorp	1,187,661	21,722,320
Lakeland Bancorp, Inc.	80,379	1,547,296
Lakeland Financial Corp.	32,982	2,362,171
Landmark Bancorp, Inc. (b)	4,000	92,520
LCNB Corp.	15,550	284,099
Limestone Bancorp, Inc.	4,315	118,878
LINKBANCORP, Inc. (b)	11,888	95,104
Live Oak Bancshares, Inc. (b)	43,087	1,489,087
M&T Bank Corp.	220,001	34,163,955
Macatawa Bank Corp.	31,806	347,003
Mainstreet Bancshares, Inc.	7,340	217,044
Malvern Bancorp, Inc. (a)	7,709	137,297
Mercantile Bank Corp.	18,173	628,604
Meridian Corp.	5,830	184,228
Metrocity Bankshares, Inc. (b)	22,919	462,276
Metropolitan Bank Holding Corp. (a)	13,731	766,327
Mid Penn Bancorp, Inc.	16,248	497,189
Middlefield Banc Corp.	6,453	182,233
Midland States Bancorp, Inc.	27,662	720,318
MidWestOne Financial Group, Inc.	17,818	535,253
MVB Financial Corp.	14,064	383,807
National Bank Holdings Corp.	49,475	2,003,243
National Bankshares, Inc.	7,104	297,160
NBT Bancorp, Inc.	56,188	2,280,671
Nicolet Bankshares, Inc. (a)	16,594	1,235,589
Northeast Bank	8,173	360,266
Northrim Bancorp, Inc.	6,797	356,910
Northwest Bancshares, Inc.	170,084	2,350,561
Norwood Financial Corp. (b)	9,016	305,823
Oak Valley Bancorp Oakdale California	8,227	225,008
OceanFirst Financial Corp.	77,381	1,835,477
OFG Bancorp	58,780	1,788,088
Ohio Valley Banc Corp.	4,796	124,744
Old National Bancorp, Indiana	374,815	6,622,981
Old Point Financial Corp. (b)	6,643	186,004
Old Second Bancorp, Inc.	48,703	807,496
Orange County Bancorp, Inc.	6,464	351,124
Origin Bancorp, Inc.	36,164	1,370,977
Orrstown Financial Services, Inc.	13,399	308,177
Pacific Premier Bancorp, Inc.	122,179	3,961,043
PacWest Bancorp	151,154	4,194,524
Park National Corp. (b)	18,927	2,418,303
Parke Bancorp, Inc.	12,473	254,574
Partners Bancorp	14,005	127,305
Pathfinder Bancorp, Inc.	5,112	98,355
Pathward Financial, Inc.	37,180	1,896,552
Patriot National Bancorp, Inc. (a)(b)	3,407	36,830
PCB Bancorp (b)	15,116	276,018
Peapack-Gladstone Financial Corp.	19,573	727,137
Penns Woods Bancorp, Inc.	8,036	216,168
Peoples Bancorp of North Carolina	5,049	170,101
Peoples Bancorp, Inc. (b)	35,252	1,096,690
Peoples Financial Services Corp.	8,996	445,752
Pinnacle Financial Partners, Inc.	97,769	7,243,705
Plumas Bancorp	6,168	259,056
PNC Financial Services Group, Inc.	513,925	81,159,036
Popular, Inc.	92,408	6,597,931
Preferred Bank, Los Angeles	16,437	1,157,165
Premier Financial Corp.	44,435	1,102,877
Primis Financial Corp.	24,521	287,141
Princeton Bancorp, Inc. (b)	6,141	213,707
Prosperity Bancshares, Inc.	115,843	8,513,302
QCR Holdings, Inc.	20,864	1,116,015
RBB Bancorp	18,395	363,485
Red River Bancshares, Inc.	5,924	299,814
Regions Financial Corp.	1,190,066	27,752,339
Renasant Corp.	72,113	2,594,626
Republic Bancorp, Inc., Kentucky Class A	11,200	498,400
Republic First Bancorp, Inc. (a)(b)	57,208	114,416
Richmond Mutual Bancorp., Inc.	13,189	173,963
Riverview Bancorp, Inc.	23,339	163,140
S&T Bancorp, Inc.	50,083	1,866,093
Salisbury Bancorp, Inc.	6,425	189,345
Sandy Spring Bancorp, Inc.	59,289	1,953,573
SB Financial Group, Inc.	7,227	121,052
Seacoast Banking Corp., Florida (b)	106,581	3,251,786
ServisFirst Bancshares, Inc.	63,101	4,666,319
Shore Bancshares, Inc.	21,474	366,346
Sierra Bancorp	16,465	332,758
Signature Bank	80,189	9,225,744
Silvergate Capital Corp. (a)(b)	40,737	566,652
Simmons First National Corp. Class A	162,922	3,621,756
SmartFinancial, Inc.	19,370	528,801
Sound Financial Bancorp, Inc.	3,078	122,628
South Plains Financial, Inc.	15,643	411,254
Southern First Bancshares, Inc. (a)	9,217	370,984
Southern States Bancshares, Inc.	8,974	259,887
Southside Bancshares, Inc. (b)	37,896	1,447,248
Southstate Corp.	96,796	7,809,501
Stellar Bancorp, Inc.	59,973	1,754,210
Stock Yards Bancorp, Inc.	38,048	2,226,949
Summit Financial Group, Inc.	12,881	328,079
Summit State Bank	4,908	78,332
SVB Financial Group (a)	75,374	21,716,003
Synovus Financial Corp.	185,237	7,744,759
Texas Capital Bancshares, Inc. (a)	63,922	4,233,554
The First Bancorp, Inc.	10,950	320,616
Third Coast Bancshares, Inc. (a)	15,298	282,248
Tompkins Financial Corp.	15,736	1,176,895
TowneBank	86,823	2,633,342
Trico Bancshares	43,753	2,209,964
Triumph Bancorp, Inc. (a)	29,322	1,784,244
Truist Financial Corp.	1,691,208	79,402,216
Trustmark Corp.	79,242	2,329,715
U.S. Bancorp	1,723,048	82,241,081
UMB Financial Corp.	56,130	5,088,746
Umpqua Holdings Corp.	278,037	4,910,133
Union Bankshares, Inc.	4,955	124,371
United Bancorp, Inc.	8,035	120,204
United Bankshares, Inc., West Virginia	172,870	7,047,910
United Community Bank, Inc.	135,986	4,502,496
United Security Bancshares, California	13,325	102,603
Unity Bancorp, Inc.	7,207	190,337
Univest Corp. of Pennsylvania	36,429	1,027,298
USCB Financial Holdings, Inc. (a)	13,929	177,038
Valley National Bancorp	538,494	6,235,761
Veritex Holdings, Inc.	71,065	1,894,593
Village Bank & Trust Financial Corp.	88	4,664
Virginia National Bankshares C	5,789	229,302
Washington Federal, Inc.	84,445	2,961,486
Washington Trust Bancorp, Inc.	21,223	891,366
Webster Financial Corp.	221,940	11,789,453
Wells Fargo & Co.	4,855,082	227,072,185
WesBanco, Inc.	78,762	2,847,246
West Bancorp., Inc.	18,767	395,233
Westamerica Bancorp.	35,224	1,941,547
Western Alliance Bancorp.	138,858	10,308,818
Wintrust Financial Corp.	77,267	7,118,609
Zions Bancorp NA	190,300	9,632,986
		2,147,348,127
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	47,579	7,584,568
Ameriprise Financial, Inc.	135,498	46,458,199
Ares Management Corp.	199,360	16,074,397
Artisan Partners Asset Management, Inc. (b)	87,320	2,878,940
Ashford, Inc. (a)	2,670	35,965
Assetmark Financial Holdings, Inc. (a)	26,358	825,005
Associated Capital Group, Inc.	3,636	130,969
Avantax, Inc. (a)	61,125	1,747,564
B. Riley Financial, Inc. (b)	20,134	800,931
Bakkt Holdings, Inc. Class A (a)(b)	81,492	118,978
Bank of New York Mellon Corp.	937,116	47,680,462
BGC Partners, Inc. Class A	418,349	2,033,176
BlackRock, Inc. Class A	191,392	131,951,387
Blackstone, Inc.	894,680	81,236,944
Blue Owl Capital, Inc. Class A (b)	445,701	5,499,950
Bridge Investment Group Holdings, Inc.	35,482	482,200
BrightSphere Investment Group, Inc.	42,783	1,072,570
Carlyle Group LP	277,576	9,548,614
Cboe Global Markets, Inc.	135,344	17,076,352
Charles Schwab Corp.	1,944,160	151,488,947
CME Group, Inc.	458,586	85,003,501
Cohen & Co., Inc. (b)	1,012	9,022
Cohen & Steers, Inc.	31,916	2,309,442
Coinbase Global, Inc. (a)(b)	203,014	13,161,398
Cowen Group, Inc. Class A	32,572	1,269,982
Diamond Hill Investment Group, Inc.	3,800	663,480
Donnelley Financial Solutions, Inc. (a)	31,984	1,353,243
Evercore, Inc. Class A	45,241	5,934,714
FactSet Research Systems, Inc.	48,552	20,127,232
Federated Hermes, Inc.	107,590	4,233,667
Focus Financial Partners, Inc. Class A (a)	73,882	3,831,521
Forge Global Holdings, Inc. Class A (a)(b)	129,593	233,267
Franklin Resources, Inc. (b)	361,588	10,655,998
GCM Grosvenor, Inc. Class A (b)	54,465	448,247
Goldman Sachs Group, Inc.	431,352	151,684,931
Greenhill & Co., Inc.	16,322	183,459
Hamilton Lane, Inc. Class A	46,154	3,590,781
Hennessy Advisors, Inc. (b)	3,322	27,971
Heritage Global, Inc. (a)	38,073	95,183
Houlihan Lokey	63,815	6,107,096
Interactive Brokers Group, Inc.	131,003	11,280,668
Intercontinental Exchange, Inc.	712,007	72,482,313
Invesco Ltd.	579,018	10,225,458
Janus Henderson Group PLC (b)	169,807	4,662,900
Jefferies Financial Group, Inc.	232,783	8,796,870
KKR & Co. LP	735,953	41,470,952
Lazard Ltd. Class A	143,847	5,374,124
LPL Financial	101,492	25,328,344
MarketAxess Holdings, Inc.	47,988	16,385,503
MarketWise, Inc. Class A (a)(b)	31,232	61,527
Moelis & Co. Class A (b)	81,194	3,477,539
Moody's Corp.	200,775	58,254,866
Morgan Stanley	1,679,656	162,086,804
Morningstar, Inc.	32,082	6,651,561
MSCI, Inc.	101,865	53,188,810
NASDAQ, Inc.	432,382	24,239,335
Netcapital, Inc.	4,756	5,374
Northern Trust Corp.	266,065	25,348,013
Open Lending Corp. (a)	137,290	972,013
Oppenheimer Holdings, Inc. Class A (non-vtg.)	9,209	406,025
P10, Inc.	48,040	517,391
Perella Weinberg Partners Class A (b)	52,852	534,334
Piper Jaffray Companies (b)	18,218	2,750,736
PJT Partners, Inc.	31,186	2,459,952
Raymond James Financial, Inc.	246,744	26,761,854
Robinhood Markets, Inc. (a)(b)	650,514	6,550,676
S&P Global, Inc.	424,430	144,815,516
Safeguard Scientifics, Inc. (a)	19,693	62,230
Sculptor Capital Management, Inc. Class A (b)	26,511	237,804
SEI Investments Co.	130,309	7,851,117
Siebert Financial Corp. (a)(b)	7,387	14,035
Silvercrest Asset Management Group Class A	12,405	220,685
State Street Corp.	467,530	41,460,560
StepStone Group, Inc. Class A	64,383	1,841,354
Stifel Financial Corp.	135,516	9,056,534
StoneX Group, Inc. (a)	22,134	2,231,771
T. Rowe Price Group, Inc.	284,932	31,992,165
TPG, Inc. (b)	66,010	2,179,650
Tradeweb Markets, Inc. Class A	141,921	10,060,780
U.S. Global Investors, Inc. Class A	15,867	44,269
Value Line, Inc.	1,208	60,714
Victory Capital Holdings, Inc.	35,777	1,214,987
Virtu Financial, Inc. Class A	118,302	2,174,391
Virtus Investment Partners, Inc.	8,446	1,777,292
Westwood Holdings Group, Inc.	8,928	114,725
WisdomTree Investments, Inc. (b)	136,634	815,705
		1,664,150,479
Consumer Finance - 0.6%
Ally Financial, Inc.	380,708	11,440,275
American Express Co.	761,959	132,573,246
Atlanticus Holdings Corp. (a)(b)	6,412	205,505
Bread Financial Holdings, Inc. (b)	63,856	2,622,566
Capital One Financial Corp.	486,575	53,075,601
Consumer Portfolio Services, Inc. (a)(b)	13,071	144,565
Credit Acceptance Corp. (a)(b)	7,765	3,450,300
CURO Group Holdings Corp.	26,934	78,647
Discover Financial Services	347,950	38,970,400
Encore Capital Group, Inc. (a)	29,732	1,536,550
Enova International, Inc. (a)	40,541	1,976,374
EZCORP, Inc. (non-vtg.) Class A (a)(b)	66,547	586,945
FirstCash Holdings, Inc.	48,063	4,241,560
Green Dot Corp. Class A (a)	61,178	1,158,100
Katapult Holdings, Inc. (a)(b)	96,352	93,211
LendingClub Corp. (a)	131,275	1,233,985
LendingTree, Inc. (a)	13,874	456,871
Medallion Financial Corp. (b)	23,897	201,930
MoneyLion, Inc. (a)	153,789	102,854
Navient Corp.	134,938	2,435,631
Nelnet, Inc. Class A	22,875	2,147,276
NerdWallet, Inc. (a)	40,158	828,861
Nicholas Financial, Inc. (a)	2,497	16,006
OneMain Holdings, Inc.	155,928	6,718,938
Oportun Financial Corp. (a)	35,417	213,919
OppFi, Inc. Class A (a)(b)	16,122	34,017
PRA Group, Inc. (a)	49,967	2,126,596
PROG Holdings, Inc. (a)	64,486	1,594,094
Regional Management Corp.	11,044	348,107
SLM Corp.	317,839	4,570,525
SoFi Technologies, Inc. (a)(b)	1,039,565	6,861,129
Sunlight Financial Holdings, Inc. Class A (a)	47,034	61,615
Synchrony Financial	573,740	20,488,255
Upstart Holdings, Inc. (a)(b)	90,425	1,673,767
World Acceptance Corp. (a)(b)	4,443	414,798
		304,683,019
Diversified Financial Services - 1.5%
A-Mark Precious Metals, Inc.	23,228	680,813
Acacia Research Corp. (a)	47,382	204,690
Acacia Research Corp. rights 3/1/23	11,845	0
Alerus Financial Corp.	21,842	436,840
Apollo Global Management, Inc.	555,163	39,361,057
Berkshire Hathaway, Inc. Class B (a)	2,295,665	700,591,045
Cannae Holdings, Inc. (a)	95,927	2,166,032
Corebridge Financial, Inc.	98,317	1,987,970
Equitable Holdings, Inc.	437,487	13,745,842
FlexShopper, Inc. (a)	13,495	14,035
Jackson Financial, Inc.	74,548	3,382,988
LM Funding America, Inc. (a)	13,321	17,451
SWK Holdings Corp. (a)(b)	9,125	171,094
Voya Financial, Inc. (b)	123,942	9,232,440
		771,992,297
Insurance - 2.5%
AFLAC, Inc.	719,754	49,051,235
Allstate Corp.	338,304	43,566,789
AMBAC Financial Group, Inc. (a)	57,070	944,509
American Equity Investment Life Holding Co.	88,159	3,671,822
American Financial Group, Inc.	89,026	11,939,277
American International Group, Inc.	944,830	57,738,561
Amerisafe, Inc.	23,783	1,297,125
Aon PLC	263,263	80,045,115
Arch Capital Group Ltd. (a)	471,617	33,013,190
Argo Group International Holdings, Ltd. (b)	46,368	1,346,990
Arthur J. Gallagher & Co.	268,665	50,334,388
Assurant, Inc.	67,573	8,608,124
Assured Guaranty Ltd.	77,354	4,827,663
Atlantic American Corp. (b)	6,710	16,372
Axis Capital Holdings Ltd.	98,484	5,979,948
Bright Health Group, Inc. (a)(b)	315,876	274,812
Brighthouse Financial, Inc. (a)	88,510	5,118,533
Brown & Brown, Inc.	300,195	16,831,934
BRP Group, Inc. (a)	78,684	2,261,378
Chubb Ltd.	528,829	111,593,496
Cincinnati Financial Corp.	200,936	24,252,975
Citizens, Inc. Class A (a)(b)	57,006	168,168
CNA Financial Corp.	37,066	1,622,749
CNO Financial Group, Inc.	146,153	3,744,440
Crawford & Co.:
Class A	18,589	102,611
Class B	9,523	52,567
Donegal Group, Inc. Class A	21,284	327,135
eHealth, Inc. (a)	35,218	259,204
Employers Holdings, Inc.	33,780	1,500,170
Enstar Group Ltd. (a)	17,739	4,337,363
Erie Indemnity Co. Class A	31,925	7,514,826
Everest Re Group Ltd.	49,946	19,177,766
F&G Annuities & Life, Inc.	23,691	482,586
FG Financial Group, Inc. (a)(b)	3,476	9,107
Fidelity National Financial, Inc.	346,727	13,820,538
First American Financial Corp.	131,932	7,491,099
Genworth Financial, Inc. Class A (a)	630,367	3,927,186
Globe Life, Inc.	114,763	13,965,509
GoHealth, Inc. (a)(b)	6,744	109,320
Goosehead Insurance (a)(b)	27,188	1,268,320
Greenlight Capital Re, Ltd. (a)	32,646	299,690
Hagerty, Inc. Class A (a)(b)	39,692	356,434
Hallmark Financial Services, Inc. (a)(b)	1,983	21,833
Hanover Insurance Group, Inc.	45,727	6,378,002
Hartford Financial Services Group, Inc.	405,016	31,704,652
HCI Group, Inc. (b)	9,206	483,315
Heritage Insurance Holdings, Inc.	27,593	70,362
Hippo Holdings, Inc. (a)(b)	19,472	335,113
Horace Mann Educators Corp. (b)	54,016	1,996,431
Investors Title Co.	1,765	288,313
James River Group Holdings Ltd.	46,796	1,127,784
Kemper Corp.	82,096	5,057,114
Kingstone Companies, Inc.	12,782	17,256
Kingsway Financial Services, Inc. (a)	20,658	196,458
Kinsale Capital Group, Inc.	27,583	8,790,702
Lemonade, Inc. (a)(b)	56,741	924,878
Lincoln National Corp.	195,609	6,204,717
Loews Corp.	250,789	15,320,700
Maiden Holdings Ltd. (a)(b)	84,554	198,702
Markel Corp. (a)	17,194	22,865,613
Marpai, Inc. (a)(b)	14,531	14,095
Marsh & McLennan Companies, Inc.	631,659	102,417,190
MBIA, Inc. (a)	59,467	820,050
Mercury General Corp.	33,513	1,141,118
MetLife, Inc.	838,117	60,118,132
Midwest Holding, Inc. (a)(b)	3,303	51,890
National Western Life Group, Inc.	2,990	806,672
NI Holdings, Inc. (a)	8,444	116,865
Old Republic International Corp.	360,803	9,514,375
Oscar Health, Inc. (a)	141,857	785,888
Oxbridge Re Holdings Ltd. (a)	4,100	8,016
Palomar Holdings, Inc. (a)	32,544	1,952,640
Primerica, Inc. (b)	47,024	9,025,787
Principal Financial Group, Inc.	288,906	25,874,421
ProAssurance Corp.	72,376	1,439,559
Progressive Corp.	745,739	107,028,461
Prudential Financial, Inc.	469,318	46,931,800
Reinsurance Group of America, Inc.	85,124	12,297,864
Reliance Global Group, Inc. (a)(b)	495	2,703
RenaissanceRe Holdings Ltd.	55,915	12,016,134
RLI Corp.	51,688	7,128,292
Root, Inc. (a)(b)	10,660	53,407
Ryan Specialty Group Holdings, Inc. (a)(b)	106,840	4,500,101
Safety Insurance Group, Inc.	19,769	1,595,161
Selective Insurance Group, Inc.	77,284	7,846,645
Selectquote, Inc. (a)	156,632	366,519
Siriuspoint Ltd. (a)	107,201	761,127
Stewart Information Services Corp. (b)	34,952	1,485,110
The Travelers Companies, Inc.	298,687	55,292,937
Tiptree, Inc.	26,527	427,085
Trean Insurance Group, Inc. (a)	22,831	139,041
Trupanion, Inc. (a)(b)	45,133	2,679,998
United Fire Group, Inc. (b)	27,129	774,262
United Insurance Holdings Corp. (b)	24,133	43,439
Universal Insurance Holdings, Inc.	35,009	676,724
Unum Group	238,144	10,609,315
W.R. Berkley Corp.	261,199	17,288,762
White Mountains Insurance Group Ltd.	3,273	4,724,805
Willis Towers Watson PLC	137,783	32,290,824
		1,236,280,183
Mortgage Real Estate Investment Trusts - 0.1%
Acres Commercial Realty Corp. (a)	9,778	94,847
AG Mortgage Investment Trust, Inc.	30,113	191,218
AGNC Investment Corp.	722,283	7,851,216
Angel Oak Mortgage, Inc. (b)	26,170	196,798
Annaly Capital Management, Inc.	595,379	12,312,438
Apollo Commercial Real Estate Finance, Inc.	169,172	1,943,786
Arbor Realty Trust, Inc.	220,928	3,331,594
Ares Commercial Real Estate Corp.	67,630	764,895
Arlington Asset Investment Corp. (a)	31,881	97,237
Armour Residential REIT, Inc. (b)	186,414	1,012,228
Blackstone Mortgage Trust, Inc.	221,559	4,690,404
BrightSpire Capital, Inc.	117,951	871,658
Broadmark Realty Capital, Inc. (b)	168,073	857,172
Cherry Hill Mortgage Investment Corp. (b)	25,168	171,142
Chimera Investment Corp.	313,631	2,035,465
Claros Mortgage Trust, Inc. (b)	155,226	2,163,850
Dynex Capital, Inc.	59,054	781,284
Ellington Financial LLC (b)	71,305	917,695
Ellington Residential Mortgage REIT (b)	16,849	130,748
Franklin BSP Realty Trust, Inc. (b)	108,611	1,521,640
Granite Point Mortgage Trust, Inc.	67,054	401,653
Great Ajax Corp.	27,913	233,911
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	113,574	3,567,359
Invesco Mortgage Capital, Inc. (b)	44,229	554,189
KKR Real Estate Finance Trust, Inc.	77,652	1,125,954
Ladder Capital Corp. Class A	149,577	1,690,220
Lument Finance Trust, Inc. (b)	46,890	98,469
Manhattan Bridge Capital, Inc. (b)	9,929	55,106
MFA Financial, Inc.	125,046	1,339,243
New York Mortgage Trust, Inc.	457,386	1,221,221
Nexpoint Real Estate Finance, Inc.	11,473	207,088
Orchid Island Capital, Inc. (b)	43,967	499,465
PennyMac Mortgage Investment Trust (b)	118,332	1,541,866
Ready Capital Corp.	128,914	1,451,572
Redwood Trust, Inc.	142,358	1,083,344
Rithm Capital Corp.	599,001	5,450,909
Sachem Capital Corp.	47,551	180,694
Seven Hills Realty Trust (b)	15,172	167,195
Starwood Property Trust, Inc.	394,617	7,560,862
TPG RE Finance Trust, Inc.	76,140	646,429
Two Harbors Investment Corp.	122,343	2,027,224
Western Asset Mortgage Capital Corp.	7,645	77,444
		73,118,732
Thrifts & Mortgage Finance - 0.1%
1895 Bancorp of Wisconsin, Inc. (a)(b)	4,531	44,540
Axos Financial, Inc. (a)	68,342	3,238,727
Blue Foundry Bancorp (a)	31,459	385,058
Bogota Financial Corp. (a)	4,290	48,777
Bridgewater Bancshares, Inc. (a)	25,177	370,354
Broadway Financial Corp. (a)	41,022	53,739
Capitol Federal Financial, Inc.	177,885	1,492,455
Carver Bancorp, Inc. (a)	2,863	12,769
Catalyst Bancorp, Inc. (a)(b)	17,204	223,136
Cf Bankshares, Inc.	1,500	31,350
CFSB Bancorp, Inc. (a)	534	4,769
Columbia Financial, Inc. (a)	40,974	864,551
Cullman Bancorp, Inc.	14,149	166,392
ECB Bancorp, Inc. (a)	11,945	188,134
Enact Holdings, Inc.	36,274	879,645
ESSA Bancorp, Inc.	10,091	197,784
Essent Group Ltd.	137,281	5,896,219
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	12,579	1,784,457
Finance of America Companies, Inc. (a)	41,074	59,968
First Seacoast Bancorp, Inc. (a)(b)	462	4,736
FS Bancorp, Inc.	8,438	303,177
Greene County Bancorp, Inc.	4,160	234,208
Guild Holdings Co. Class A (a)(b)	17,830	214,138
Hingham Institution for Savings	1,864	530,681
HMN Financial, Inc.	7,447	163,164
Home Bancorp, Inc.	8,912	352,470
Home Federal Bancorp, Inc.	750	13,680
HV Bancorp, Inc. (a)	626	19,876
IF Bancorp, Inc.	10,868	196,167
Impac Mortgage Holdings, Inc. (a)(b)	6,758	2,434
Kearny Financial Corp.	84,579	849,173
Kentucky First Federal Bancorp	1,347	9,362
loanDepot, Inc. (b)	72,742	151,303
Luther Burbank Corp.	15,778	183,498
Magyar Bancorp, Inc.	2,799	35,183
Merchants Bancorp	31,733	959,923
MGIC Investment Corp.	377,254	5,191,015
Mr. Cooper Group, Inc. (a)	89,792	4,169,043
New York Community Bancorp, Inc. (b)	868,001	7,707,849
NMI Holdings, Inc. (a)	106,157	2,477,704
Northeast Community Bancorp, Inc. (b)	19,724	308,878
Northfield Bancorp, Inc.	52,779	776,379
NSTS Bancorp, Inc. (a)(b)	2,864	30,516
Ocwen Financial Corp. (a)	8,732	285,187
OP Bancorp	14,608	164,632
PennyMac Financial Services, Inc.	38,751	2,343,273
Pioneer Bancorp, Inc. (a)	11,061	125,100
Ponce Financial Group, Inc. (a)	29,919	274,058
Provident Bancorp, Inc.	19,395	177,852
Provident Financial Holdings, Inc. (b)	6,929	97,422
Provident Financial Services, Inc.	101,061	2,359,774
Radian Group, Inc.	201,210	4,295,834
Rhinebeck Bancorp, Inc. (a)(b)	764	7,182
Rocket Companies, Inc. (b)	150,539	1,183,237
Security National Financial Corp. Class A	15,440	106,690
Southern Missouri Bancorp, Inc.	9,669	447,481
Sterling Bancorp, Inc. (a)	26,190	162,378
TC Bancshares, Inc. (b)	8,808	142,513
Territorial Bancorp, Inc.	10,885	250,137
Texas Community Bancshares, Inc.	238	3,725
TFS Financial Corp. (b)	60,133	871,327
Timberland Bancorp, Inc./Washington	9,202	310,844
Trustco Bank Corp., New York	23,404	876,714
UWM Holdings Corp. Class A (b)	115,602	492,465
Velocity Financial, Inc. (a)	29,873	287,976
Walker & Dunlop, Inc.	39,926	3,482,745
Waterstone Financial, Inc.	26,585	428,019
Western New England Bancorp, Inc.	26,305	265,154
William Penn Bancorp, Inc. (b)	15,182	180,210
WSFS Financial Corp.	79,408	3,963,253
		64,412,563
TOTAL FINANCIALS		6,261,985,400
HEALTH CARE - 14.1%
Biotechnology - 2.8%
180 Life Sciences Corp. (a)(b)	1,424	4,087
2seventy bio, Inc. (a)	47,486	640,586
4D Molecular Therapeutics, Inc. (a)	35,844	689,639
89Bio, Inc. (a)(b)	42,270	575,717
Aadi Bioscience, Inc. (a)(b)	19,071	205,395
Aadi Bioscience, Inc. rights (a)(c)	36,950	0
AbbVie, Inc.	2,254,370	346,947,543
Abeona Therapeutics, Inc. (a)(b)	9,709	22,234
Absci Corp. (a)(b)	60,562	128,391
ACADIA Pharmaceuticals, Inc. (a)	153,113	3,167,908
Aceragen, Inc. (a)(b)	3,176	14,292
Achieve Life Sciences, Inc. (a)(b)	10,848	52,613
Acorda Therapeutics, Inc. (a)(b)	28,454	25,708
Actinium Pharmaceuticals, Inc. (a)(b)	31,053	299,661
Acumen Pharmaceuticals, Inc. (a)(b)	20,630	108,720
Acurx Pharmaceuticals, Inc. (a)(b)	3,482	11,630
Adicet Bio, Inc. (a)	39,267	309,424
Adicet Bio, Inc. rights (a)(c)	1,929	0
Aditxt, Inc. (a)(b)	713	827
ADMA Biologics, Inc. (a)	223,462	793,290
Adverum Biotechnologies, Inc. (a)	106,897	76,966
Aeglea BioTherapeutics, Inc. (a)(b)	74,199	29,086
Aerovate Therapeutics, Inc. (a)(b)	12,161	298,796
Aevi Genomic Medicine, Inc. rights (a)(c)	12,284	0
Agenus, Inc. (a)	341,679	703,859
AgeX Therapeutics, Inc. (a)(b)	10,213	6,026
Agios Pharmaceuticals, Inc. (a)	71,582	1,811,740
Aileron Therapeutics, Inc. (a)	3,481	5,187
AIM ImmunoTech, Inc. (a)(b)	48,657	25,316
Akebia Therapeutics, Inc. (a)	223,976	188,745
Akero Therapeutics, Inc. (a)	39,763	1,809,614
Alaunos Therapeutics, Inc. (a)(b)	270,049	149,877
Albireo Pharma, Inc. (a)	22,632	1,008,256
Aldeyra Therapeutics, Inc. (a)	58,232	393,648
Alector, Inc. (a)	76,712	655,120
Aligos Therapeutics, Inc. (a)	29,379	42,893
Alkermes PLC (a)	210,293	5,623,235
Allakos, Inc. (a)	88,113	524,272
Allarity Therapeutics, Inc. (a)(b)	14,501	2,683
Allogene Therapeutics, Inc. (a)(b)	113,541	720,985
Allovir, Inc. (a)(b)	56,364	380,457
Alnylam Pharmaceuticals, Inc. (a)	157,058	30,068,754
Alpine Immune Sciences, Inc. (a)	31,211	248,752
Altimmune, Inc. (a)(b)	55,614	700,180
ALX Oncology Holdings, Inc. (a)(b)	26,440	175,033
Alzamend Neuro, Inc. (a)(b)	88,178	47,343
Amgen, Inc.	680,097	157,551,271
Amicus Therapeutics, Inc. (a)	322,891	4,258,932
AnaptysBio, Inc. (a)(b)	24,823	618,093
Anavex Life Sciences Corp. (a)(b)	102,717	977,866
Anika Therapeutics, Inc. (a)	18,012	570,980
Anixa Biosciences, Inc. (a)	38,008	167,995
Annexon, Inc. (a)	52,049	277,421
Annovis Bio, Inc. (a)(b)	7,031	120,300
Apellis Pharmaceuticals, Inc. (a)	120,301	7,877,309
Apexigen, Inc. (a)	22,386	20,147
Applied Molecular Transport, Inc. (a)(b)	16,796	8,845
Applied Therapeutics, Inc. (a)	49,269	49,762
Aprea Therapeutics, Inc. (a)(b)	1,100	5,643
Aptevo Therapeutics, Inc. (a)(b)	4,235	8,978
Aptinyx, Inc. (a)	44,239	8,671
AquaBounty Technologies, Inc. (a)	52,652	34,756
Aravive, Inc. (a)(b)	26,567	50,743
Arbutus Biopharma Corp. (a)	138,136	384,018
ARCA Biopharma, Inc. (a)(b)	14,897	32,773
Arcellx, Inc.	35,261	987,661
Arcturus Therapeutics Holdings, Inc. (a)	30,146	489,873
Arcus Biosciences, Inc. (a)(b)	68,007	1,238,407
Arcutis Biotherapeutics, Inc. (a)	50,007	809,113
Ardelyx, Inc. (a)	236,772	681,903
Aridis Pharmaceuticals, Inc. (a)(b)	25,505	14,385
Armata Pharmaceuticals, Inc. (a)	4,981	13,000
Arrowhead Pharmaceuticals, Inc. (a)	135,353	4,371,902
Ars Pharmaceuticals, Inc. (a)	43,189	385,246
Assembly Biosciences, Inc. (a)	53,532	72,804
Astria Therapeutics, Inc. (a)	15,983	194,673
Atara Biotherapeutics, Inc. (a)	119,302	483,173
Athenex, Inc. (a)	3,537	9,338
Athersys, Inc. (a)(b)	10,642	16,921
Atossa Therapeutics, Inc. (a)(b)	142,167	105,204
Atreca, Inc. (a)(b)	31,977	45,727
aTyr Pharma, Inc. (a)	33,399	70,472
Aura Biosciences, Inc. (a)	18,484	184,655
Avalo Therapeutics, Inc. (a)(b)	6,301	16,194
Avid Bioservices, Inc. (a)	81,259	1,337,523
Avidity Biosciences, Inc. (a)(b)	85,980	2,037,726
Avita Medical, Inc. (a)(b)	32,191	431,681
AVROBIO, Inc. (a)(b)	42,141	58,997
Axcella Health, Inc. (a)	47,502	27,561
Aziyo Biologics, Inc. (a)	3,435	14,015
Beam Therapeutics, Inc. (a)(b)	76,619	3,083,149
Bellerophon Therapeutics, Inc. (a)(b)	9,250	16,373
Bellicum Pharmaceuticals, Inc. (a)(b)	5,837	5,271
Benitec Biopharma, Inc. (a)(b)	5,555	1,667
Bio-Path Holdings, Inc. (a)(b)	9,683	17,526
bioAffinity Technologies, Inc. (a)(b)	3,018	5,131
BioAtla, Inc. (a)(b)	47,675	142,072
BioCardia, Inc. (a)(b)	14,311	31,055
Biocept, Inc. (a)(b)	19,355	10,084
BioCryst Pharmaceuticals, Inc. (a)	236,657	2,094,414
Biogen, Inc. (a)	183,614	49,550,074
Biohaven Ltd. (a)	82,807	1,265,291
BioMarin Pharmaceutical, Inc. (a)	237,327	23,635,396
Biomea Fusion, Inc. (a)	21,065	270,475
Biora Therapeutics, Inc. (a)(b)	5,979	18,296
BioRestorative Therapies, Inc. (a)(b)	1,385	3,781
BioVie, Inc. (a)	8,064	62,012
BioXcel Therapeutics, Inc. (a)(b)	24,260	774,379
Black Diamond Therapeutics, Inc. (a)(b)	25,040	44,321
Blue Water Vaccines, Inc. (b)	6,658	7,790
bluebird bio, Inc. (a)	103,480	538,096
Blueprint Medicines Corp. (a)	76,294	3,232,577
Bolt Biotherapeutics, Inc. (a)	26,112	42,040
BrainStorm Cell Therpeutic, Inc. (a)(b)	35,086	79,294
BridgeBio Pharma, Inc. (a)(b)	140,192	1,600,993
C4 Therapeutics, Inc. (a)(b)	53,346	281,133
Cabaletta Bio, Inc. (a)(b)	27,820	245,929
Calyxt, Inc. (a)(b)	14,195	5,963
Candel Therapeutics, Inc. (a)	11,830	21,294
Capricor Therapeutics, Inc. (a)(b)	32,108	146,091
Cardiff Oncology, Inc. (a)	48,440	83,801
CareDx, Inc. (a)	66,893	1,125,140
Caribou Biosciences, Inc. (a)	67,792	412,853
CASI Pharmaceuticals, Inc. (a)(b)	13,295	24,862
Catalyst Biosciences, Inc. (a)	34,507	10,249
Catalyst Biosciences, Inc. rights (a)(c)	34,507	0
Catalyst Pharmaceutical Partners, Inc. (a)	121,270	1,850,580
Cel-Sci Corp. (a)(b)	53,640	131,954
Celcuity, Inc. (a)	11,249	132,513
Celldex Therapeutics, Inc. (a)	59,925	2,564,191
Cellectar Biosciences, Inc. (a)	8,492	13,248
Celularity, Inc. Class A (a)	76,162	52,247
Century Therapeutics, Inc. (a)	25,475	114,892
Cerevel Therapeutics Holdings (a)	81,350	2,171,232
Checkpoint Therapeutics, Inc. (a)(b)	9,537	44,538
Chimerix, Inc. (a)	110,664	174,849
Chinook Therapeutics, Inc. (a)	55,493	1,210,857
Chinook Therapeutics, Inc. rights (a)(c)	8,006	0
Cidara Therapeutics, Inc. (a)	75,477	113,970
Clene, Inc. (a)(b)	34,189	43,078
Codiak Biosciences, Inc. (a)	18,333	8,800
Cogent Biosciences, Inc. (a)	85,845	1,135,729
Cogent Biosciences, Inc. rights (a)(c)	4,804	0
CohBar, Inc. (a)	1,226	2,391
Coherus BioSciences, Inc. (a)	80,569	545,452
Comera Life Sciences Holdings, Inc. (a)(b)	10,925	13,438
Compass Therapeutics, Inc. (a)	116,067	439,894
Concert Pharmaceuticals, Inc. (a)	53,167	445,539
ContraFect Corp. (a)(b)	579	2,009
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	4,480	13,395
Corvus Pharmaceuticals, Inc. (a)(b)	36,174	26,407
Creative Medical Technology Holdings, Inc. (a)(b)	7,244	4,129
Crinetics Pharmaceuticals, Inc. (a)	54,280	1,066,059
CRISPR Therapeutics AG (a)(b)	100,525	4,957,893
CTI BioPharma Corp. (a)(b)	132,419	723,008
Cue Biopharma, Inc. (a)	44,987	125,964
Cullinan Oncology, Inc. (a)	36,364	410,550
Curis, Inc. (a)(b)	103,026	64,082
Cyclacel Pharmaceuticals, Inc. (a)	8,512	7,150
Cyclerion Therapeutics, Inc. (a)	46,517	30,283
Cyclo Therapeutics, Inc. (a)(b)	8,546	12,648
Cyteir Therapeutics, Inc. (a)	11,317	17,089
Cytokinetics, Inc. (a)(b)	120,549	5,227,005
CytomX Therapeutics, Inc. (a)(b)	80,424	172,912
Day One Biopharmaceuticals, Inc. (a)	33,676	620,312
Decibel Therapeutics, Inc. (a)(b)	12,464	53,346
Deciphera Pharmaceuticals, Inc. (a)	61,448	890,996
Denali Therapeutics, Inc. (a)	142,310	3,863,717
DermTech, Inc. (a)(b)	31,870	123,974
Design Therapeutics, Inc. (a)(b)	36,855	260,565
DiaMedica Therapeutics, Inc. (a)	22,138	38,299
Diffusion Pharmaceuticals, Inc. (a)(b)	1,658	9,484
Disc Medicine, Inc. (a)	2,960	74,000
Disc Medicine, Inc. rights (a)(c)(d)	29,602	0
Dominari Holdings, Inc. (a)(b)	4,839	19,162
Dyadic International, Inc. (a)(b)	19,723	27,021
Dynavax Technologies Corp. (a)(b)	151,744	1,562,963
Dyne Therapeutics, Inc. (a)	31,847	410,189
Eagle Pharmaceuticals, Inc. (a)	12,977	363,356
Edesa Biotech, Inc. (a)(b)	14,557	20,817
Editas Medicine, Inc. (a)(b)	95,606	864,278
Effector Therapeutics, Inc. Class A (a)	10,545	5,063
Eiger Biopharmaceuticals, Inc. (a)	50,405	94,761
Eledon Pharmaceuticals, Inc. (a)	16,812	39,172
Elevation Oncology, Inc. (a)	6,688	7,357
Eliem Therapeutics, Inc. (a)	7,219	25,700
Emergent BioSolutions, Inc. (a)	55,096	682,088
Enanta Pharmaceuticals, Inc. (a)	24,220	1,174,670
Enochian Biosciences, Inc. (a)(b)	17,236	17,753
Ensysce Biosciences, Inc. (a)(b)	1,106	541
Entrada Therapeutics, Inc. (a)	21,329	271,945
EQRx, Inc. (a)	286,169	646,742
Equillium, Inc. (a)	16,678	15,344
Erasca, Inc. (a)	74,733	269,039
Eterna Therapeutics, Inc. (a)(b)	3,129	11,890
Evelo Biosciences, Inc. (a)(b)	78,225	48,492
Exact Sciences Corp. (a)	226,678	14,128,840
Exagen, Inc. (a)	10,962	28,501
Exelixis, Inc. (a)	413,187	7,057,234
Exicure, Inc. (a)(b)	2,072	2,404
F-star Therapeutics, Inc. (a)	29,417	157,381
F-star Therapeutics, Inc.:
rights (a)(c)	1,555	0
rights (a)(c)	1,555	0
Fate Therapeutics, Inc. (a)	103,121	631,101
FibroGen, Inc. (a)	111,735	2,480,517
Finch Therapeutics Group, Inc. (a)	7,011	2,903
First Wave BioPharma, Inc. (a)(b)	1,127	4,012
Foghorn Therapeutics, Inc. (a)	24,757	141,858
Forte Biosciences, Inc. (a)	10,770	10,985
Fortress Biotech, Inc. (a)	88,530	68,168
Frequency Therapeutics, Inc. (a)(b)	44,231	30,077
Fresh Tracks Therapeutics, Inc. (a)(b)	2,328	4,167
G1 Therapeutics, Inc. (a)	44,504	161,104
Gain Therapeutics, Inc. (a)(b)	8,994	37,415
Galectin Therapeutics, Inc. (a)(b)	49,282	102,014
Galecto, Inc. (a)	21,384	46,831
Galera Therapeutics, Inc. (a)	17,059	30,194
Gelesis Holdings, Inc. Class A (a)(b)	27,460	7,414
Generation Bio Co. (a)	58,687	232,401
Genprex, Inc. (a)(b)	54,497	69,756
GeoVax Labs, Inc. (a)(b)	31,078	20,897
Geron Corp. (a)	425,390	1,182,584
Gilead Sciences, Inc.	1,598,902	128,759,578
GlycoMimetics, Inc. (a)(b)	51,246	78,919
Gossamer Bio, Inc. (a)(b)	93,355	161,504
Graphite Bio, Inc. (a)(b)	32,707	86,019
GreenLight Biosciences Holdings PBC Class A (a)	110,240	52,915
Greenwich Lifesciences, Inc. (a)(b)	4,204	65,624
Gritstone Bio, Inc. (a)(b)	93,896	230,045
Gt Biopharma, Inc. (a)	34,566	23,712
Halozyme Therapeutics, Inc. (a)	172,522	8,279,331
Harpoon Therapeutics, Inc. (a)(b)	24,861	19,252
HCW Biologics, Inc. (a)(b)	7,752	13,644
Heron Therapeutics, Inc. (a)(b)	133,896	317,334
HilleVax, Inc.	15,506	261,276
Histogen, Inc. (a)	612	618
Homology Medicines, Inc. (a)	47,190	71,729
Hookipa Pharma, Inc. (a)	47,681	41,244
Horizon Therapeutics PLC (a)	288,930	31,634,946
Humacyte, Inc. Class A (a)(b)	61,443	188,016
Humanigen, Inc. (a)(b)	60,412	9,062
iBio, Inc. (a)(b)	9,488	12,145
Icosavax, Inc. (a)(b)	24,112	197,236
Ideaya Biosciences, Inc. (a)(b)	54,752	966,373
IGM Biosciences, Inc. (a)(b)	11,248	236,433
Immix Biopharma, Inc. (a)	11,417	23,747
Immucell Corp. (a)	7,193	42,151
Immuneering Corp. (a)	22,879	111,878
Immunic, Inc. (a)(b)	40,283	79,760
ImmunityBio, Inc. (a)(b)	129,125	315,065
ImmunoGen, Inc. (a)	247,335	959,660
Immunome, Inc. (a)(b)	10,708	48,936
Immunovant, Inc. (a)	71,801	1,254,363
Impel Pharmaceuticals, Inc. (a)(b)	12,661	17,599
Imunon, Inc. (a)	5,191	7,371
In8bio, Inc. (a)(b)	5,758	8,810
Incyte Corp. (a)	235,860	18,156,503
Indaptus Therapeutics, Inc. (a)	9,314	16,300
Infinity Pharmaceuticals, Inc. (a)	107,639	23,035
Inhibikase Therapeutics, Inc. (a)(b)	19,418	14,348
Inhibrx, Inc. (a)(b)	37,357	898,809
Inmune Bio, Inc. (a)(b)	14,702	138,787
Inovio Pharmaceuticals, Inc. (a)(b)	368,350	464,121
Inozyme Pharma, Inc. (a)(b)	29,791	84,309
Insmed, Inc. (a)	173,683	3,539,660
Instil Bio, Inc. (a)	75,064	58,332
Intellia Therapeutics, Inc. (a)	109,825	4,411,670
Intercept Pharmaceuticals, Inc. (a)	47,601	960,588
Invivyd, Inc. (a)	66,767	116,175
Ionis Pharmaceuticals, Inc. (a)	182,611	6,555,735
Iovance Biotherapeutics, Inc. (a)	181,859	1,325,752
Ironwood Pharmaceuticals, Inc. Class A (a)	174,538	1,967,043
iTeos Therapeutics, Inc. (a)	30,695	543,608
Iveric Bio, Inc. (a)	161,542	3,356,843
Janux Therapeutics, Inc. (a)(b)	21,941	364,879
Jasper Therapeutics, Inc. (a)	16,061	30,998
Jounce Therapeutics, Inc. (a)	50,170	56,190
Kalvista Pharmaceuticals, Inc. (a)	24,600	180,318
Karuna Therapeutics, Inc. (a)	35,250	7,029,555
Karyopharm Therapeutics, Inc. (a)(b)	92,650	279,803
Keros Therapeutics, Inc. (a)	21,566	1,147,743
Kezar Life Sciences, Inc. (a)	64,645	406,617
Kineta, Inc.	1,656	10,963
Kineta, Inc. rights (a)(c)	24,450	0
Kiniksa Pharmaceuticals Ltd. (a)	33,651	432,752
Kinnate Biopharma, Inc. (a)	19,544	103,192
Kintara Therapeutics, Inc. (a)(b)	1,860	9,114
Kodiak Sciences, Inc. (a)	39,544	257,036
Kronos Bio, Inc. (a)(b)	53,162	92,502
Krystal Biotech, Inc. (a)	27,907	2,285,862
Kura Oncology, Inc. (a)	78,076	930,666
Kymera Therapeutics, Inc. (a)	50,750	1,592,535
Lantern Pharma, Inc. (a)(b)	7,922	42,145
Larimar Therapeutics, Inc. (a)	36,625	221,948
Leap Therapeutics, Inc. (a)(b)	86,801	49,485
Lexicon Pharmaceuticals, Inc. (a)	118,482	266,585
Lineage Cell Therapeutics, Inc. (a)(b)	154,501	208,576
Lisata Therapeutics, Inc. (a)(b)	3,452	10,494
Longeveron, Inc. (a)(b)	6,405	22,482
Lumos Pharma, Inc. (a)	5,367	18,033
Lyell Immunopharma, Inc. (a)(b)	181,345	389,892
Macrogenics, Inc. (a)	66,866	407,214
Madrigal Pharmaceuticals, Inc. (a)	15,545	4,212,850
Magenta Therapeutics, Inc. (a)	47,835	38,617
Maia Biotechnology, Inc. (b)	1,049	4,652
MannKind Corp. (a)(b)	342,317	1,807,434
Marker Therapeutics, Inc. (a)	5,604	12,161
Matinas BioPharma Holdings, Inc. (a)	258,904	124,274
MediciNova, Inc. (a)(b)	59,015	129,833
MEI Pharma, Inc. (a)(b)	131,326	29,181
Merrimack Pharmaceuticals, Inc. (a)	16,340	187,583
Mersana Therapeutics, Inc. (a)	111,800	677,508
MiMedx Group, Inc. (a)	142,810	686,916
Minerva Neurosciences, Inc. (a)(b)	6,528	14,100
MiNK Therapeutics, Inc. (a)(b)	6,021	12,704
Mirati Therapeutics, Inc. (a)	65,662	3,009,946
Mirum Pharmaceuticals, Inc. (a)(b)	30,345	713,411
Moderna, Inc. (a)	421,191	58,465,523
Molecular Templates, Inc. (a)(b)	47,342	22,251
Moleculin Biotech, Inc. (a)(b)	33,890	41,007
Monopar Therapeutics, Inc. (a)(b)	4,737	14,827
Monte Rosa Therapeutics, Inc. (a)(b)	37,408	227,441
Morphic Holding, Inc. (a)	38,733	1,646,927
Mustang Bio, Inc. (a)	83,538	45,946
Myovant Sciences Ltd. (a)(b)	55,792	1,504,152
Myriad Genetics, Inc. (a)	103,153	1,951,655
NanoViricides, Inc. (a)(b)	15,314	21,172
Natera, Inc. (a)	139,057	6,751,217
Navidea Biopharmaceuticals, Inc. (a)	17,813	5,184
Neoleukin Therapeutics, Inc. (a)	36,968	18,613
Neubase Therapeutics, Inc. (a)	28,508	6,557
Neurobo Pharmaceuticals, Inc. (a)(b)	122	78
Neurobo Pharmaceuticals, Inc. rights (a)(c)	159	0
Neurocrine Biosciences, Inc. (a)	122,943	12,675,423
Neximmune, Inc. (a)(b)	6,586	2,832
NextCure, Inc. (a)(b)	24,411	37,837
Nighthawk Biosciences, Inc. (a)(b)	29,127	26,797
Nkarta, Inc. (a)(b)	39,448	165,682
Novavax, Inc. (a)(b)	101,966	944,205
Nurix Therapeutics, Inc. (a)	54,793	516,698
Nuvalent, Inc. Class A (a)(b)	33,701	1,020,803
Nuvectis Pharma, Inc. (b)	4,618	52,322
Ocugen, Inc. (a)(b)	271,815	270,782
Olema Pharmaceuticals, Inc. (a)	43,432	178,071
Omega Therapeutics, Inc. (a)(b)	23,868	154,187
Omniab, Inc. (c)	7,074	22,071
Omniab, Inc. (c)	7,074	20,868
OncoCyte Corp. (a)(b)	126,582	46,063
Oncorus, Inc. (a)	19,076	7,630
OncoSec Medical, Inc. (a)(b)	1,003	1,083
Oncternal Therapeutics, Inc. (a)	60,386	53,840
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
OpGen, Inc. (a)(b)	2,732	2,841
Oragenics, Inc. (a)(b)	2,012	9,255
Organogenesis Holdings, Inc. Class A (a)	87,055	213,285
Organovo Holdings, Inc. (a)(b)	6,277	14,876
Orgenesis, Inc. (a)(b)	28,411	40,912
ORIC Pharmaceuticals, Inc. (a)(b)	36,045	159,679
Outlook Therapeutics, Inc. (a)(b)	131,165	142,970
Ovid Therapeutics, Inc. (a)(b)	73,500	181,545
Palatin Technologies, Inc. (a)(b)	9,400	29,798
Pardes Biosciences, Inc. (a)	30,820	43,456
Pasithea Therapeutics Corp. (a)	7,664	3,679
Passage Bio, Inc. (a)	38,362	47,185
PDL BioPharma, Inc. (a)(c)	91,243	114,966
PDS Biotechnology Corp. (a)	35,371	270,588
PepGen, Inc.	11,892	181,591
Perspective Therapeutics, Inc. (a)(b)	158,739	57,940
PharmaCyte Biotech, Inc. (a)(b)	23,200	69,600
Phio Pharmaceuticals Corp. (a)(b)	463	2,426
Pieris Pharmaceuticals, Inc. (a)(b)	75,568	113,352
Plus Therapeutics, Inc. (a)	18,668	6,351
PMV Pharmaceuticals, Inc. (a)(b)	40,017	288,523
Point Biopharma Global, Inc. (a)(b)	94,445	707,393
Polarityte, Inc. (a)(b)	2,586	1,953
Poseida Therapeutics, Inc. (a)	64,225	365,440
Praxis Precision Medicines, Inc. (a)	48,407	148,367
Precigen, Inc. (a)	123,157	155,178
Precision BioSciences, Inc. (a)	116,920	130,950
Prelude Therapeutics, Inc. (a)	14,590	82,579
Prime Medicine, Inc. (b)	13,781	226,422
ProKidney Corp. (a)(b)	13,964	163,239
Prometheus Biosciences, Inc. (a)	43,983	5,383,079
Protagenic Therapeutics, Inc. (a)	13,156	5,661
Protagonist Therapeutics, Inc. (a)	61,006	989,517
Protara Therapeutics, Inc. (a)	13,148	46,281
Prothena Corp. PLC (a)	50,638	2,823,575
PTC Therapeutics, Inc. (a)	92,493	4,039,169
Puma Biotechnology, Inc. (a)	48,435	186,959
Pyxis Oncology, Inc. (a)(b)	27,978	63,510
Qualigen Therapeutics, Inc. (a)(b)	2,925	3,305
Quince Therapeutics, Inc. (a)(b)	18,841	17,477
Rallybio Corp. (a)(b)	17,851	140,487
RAPT Therapeutics, Inc. (a)	27,318	804,515
Recursion Pharmaceuticals, Inc. (a)(b)	169,994	1,385,451
Regeneron Pharmaceuticals, Inc. (a)	136,525	103,816,341
REGENXBIO, Inc. (a)	46,738	1,039,921
Regulus Therapeutics, Inc. (a)(b)	15,178	20,339
Relay Therapeutics, Inc. (a)	113,953	1,840,341
Reneo Pharmaceuticals, Inc. (a)(b)	7,193	21,867
RenovoRx, Inc. (a)	1,931	8,979
Repligen Corp. (a)	65,865	11,484,880
Replimune Group, Inc. (a)	40,162	879,548
Revolution Medicines, Inc. (a)	97,610	2,612,044
Rezolute, Inc. (a)(b)	36,773	91,197
Rhythm Pharmaceuticals, Inc. (a)	56,454	1,372,397
Rigel Pharmaceuticals, Inc. (a)	215,596	325,550
Rocket Pharmaceuticals, Inc. (a)	75,809	1,456,291
Roivant Sciences Ltd. (a)	140,780	1,138,910
Rubius Therapeutics, Inc. (a)	44,204	6,449
S.A.B. Biotherapeutics, Inc. (a)(b)	35,086	22,806
Sage Therapeutics, Inc. (a)	66,339	2,762,356
Salarius Pharmaceuticals, Inc. (a)(b)	2,468	5,245
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	2,725	0
Sana Biotechnology, Inc. (a)(b)	109,951	403,520
Sangamo Therapeutics, Inc. (a)	169,385	516,624
Sarepta Therapeutics, Inc. (a)	112,227	13,706,284
Savara, Inc. (a)	99,203	248,008
Scholar Rock Holding Corp. (a)	44,136	378,687
Seagen, Inc. (a)	175,309	31,501,274
Selecta Biosciences, Inc. (a)	145,588	237,308
Sellas Life Sciences Group, Inc. (a)(b)	25,074	42,375
Sensei Biotherapeutics, Inc. (a)	17,480	27,444
Senti Biosciences, Inc. (a)(b)	24,394	36,591
Sera Prognostics, Inc. (a)(b)	20,060	73,420
Seres Therapeutics, Inc. (a)(b)	115,259	582,058
Sesen Bio, Inc.	236,808	137,349
Shattuck Labs, Inc. (a)	45,417	214,368
Sigilon Therapeutics, Inc. (a)	18,577	20,249
Silo Pharma, Inc. (b)	996	2,221
Sio Gene Therapies, Inc. (a)	72,102	29,627
Societal Cdmo, Inc. (a)(b)	64,382	94,642
Soleno Therapeutics, Inc. (a)(b)	6,196	12,578
Solid Biosciences, Inc. (a)	4,964	27,898
Soligenix, Inc. (a)(b)	2,662	7,986
Sonnet Biotherapeutics Holding (a)(b)	9,291	7,848
Spectrum Pharmaceuticals, Inc. (a)(b)	210,764	163,974
Spero Therapeutics, Inc. (a)(b)	37,767	55,895
SpringWorks Therapeutics, Inc. (a)(b)	57,805	1,843,980
Spruce Biosciences, Inc. (a)(b)	9,911	22,498
SQZ Biotechnologies Co. (a)(b)	20,524	15,067
Stoke Therapeutics, Inc. (a)	28,240	251,054
Summit Therapeutics, Inc. (a)(b)	42,343	76,217
Summit Therapeutics, Inc. rights 3/1/23	54,821	88,498
Surface Oncology, Inc. (a)	58,553	38,645
Surrozen, Inc. (a)	21,025	20,773
Sutro Biopharma, Inc. (a)	66,685	376,103
Synaptogenix, Inc. (a)(b)	7,226	7,660
Syndax Pharmaceuticals, Inc. (a)	82,068	2,080,424
Synlogic, Inc. (a)	52,624	36,837
Syros Pharmaceuticals, Inc. (a)(b)	11,340	42,638
T2 Biosystems, Inc. (a)(b)	9,369	5,762
Talaris Therapeutics, Inc. (a)	25,950	50,343
Tango Therapeutics, Inc. (a)	53,934	282,075
Taysha Gene Therapies, Inc. (a)	49,722	50,219
TCR2 Therapeutics, Inc. (a)	37,941	47,426
Tempest Therapeutics, Inc. (a)(b)	2,967	5,163
Tenax Therapeutics, Inc. (a)	966	657
Tenaya Therapeutics, Inc. (a)	27,657	84,907
TG Therapeutics, Inc. (a)	176,912	2,834,130
Theriva Biologics, Inc. (a)(b)	14,857	13,371
TONIX Pharmaceuticals Holding (a)(b)	57,096	39,967
TRACON Pharmaceuticals, Inc. (a)	21,595	33,256
TransCode Therapeutics, Inc. (a)	3,968	2,067
Travere Therapeutics, Inc. (a)	72,940	1,616,350
Trevena, Inc. (a)	7,358	7,947
TScan Therapeutics, Inc. (a)(b)	5,643	16,647
Twist Bioscience Corp. (a)	73,109	1,422,701
Tyra Biosciences, Inc. (a)(b)	16,952	223,936
Ultragenyx Pharmaceutical, Inc. (a)	90,762	4,038,001
uniQure B.V. (a)	54,124	1,134,439
United Therapeutics Corp. (a)	58,156	14,308,702
UNITY Biotechnology, Inc. (a)	13,925	62,663
Vaccinex, Inc. (a)(b)	26,583	13,132
Vanda Pharmaceuticals, Inc. (a)	69,254	445,996
Vaxart, Inc. (a)(b)	159,715	124,482
Vaxcyte, Inc. (a)	81,406	3,335,204
Vaxxinity, Inc. Class A (a)(b)	49,604	116,569
VBI Vaccines, Inc. (a)	273,164	131,119
Vera Therapeutics, Inc. (a)	17,280	128,390
Veracyte, Inc. (a)	92,339	2,272,463
Verastem, Inc. (a)	246,512	128,112
Vericel Corp. (a)(b)	61,001	1,855,040
Vertex Pharmaceuticals, Inc. (a)	327,272	95,003,789
Verve Therapeutics, Inc. (a)(b)	54,491	1,035,329
Vigil Neuroscience, Inc. (a)	15,482	185,784
Viking Therapeutics, Inc. (a)(b)	85,518	941,553
Vincerx Pharma, Inc. (a)	16,229	18,826
Vir Biotechnology, Inc. (a)	96,241	2,194,295
Viracta Therapeutics, Inc. (a)	28,467	48,394
Viridian Therapeutics, Inc. (a)	51,421	1,684,552
Viridian Therapeutics, Inc. rights (a)(c)	33,262	0
Virios Therapeutics, Inc. (a)(b)	3,308	992
VistaGen Therapeutics, Inc. (a)	213,363	37,467
Vor Biopharma, Inc. (a)(b)	21,203	118,313
Voyager Therapeutics, Inc. (a)	32,339	232,194
vTv Therapeutics, Inc. Class A (a)(b)	31,879	25,822
Vyant Bio, Inc. (a)(b)	6,163	4,501
Werewolf Therapeutics, Inc. (a)	18,213	52,545
Windtree Therapeutics, Inc. (a)(b)	167	1,049
X4 Pharmaceuticals, Inc. (a)	76,366	71,631
Xbiotech, Inc. (a)	21,760	73,114
Xencor, Inc. (a)	77,122	2,477,930
Xenetic Biosciences, Inc. (a)	7,136	3,711
Xilio Therapeutics, Inc. (a)	9,535	34,421
XOMA Corp. (a)(b)	10,782	229,441
Y-mAbs Therapeutics, Inc. (a)	41,786	158,787
Yield10 Bioscience, Inc. (a)(b)	5,106	14,858
Zentalis Pharmaceuticals, Inc. (a)	54,666	1,034,827
		1,414,278,961
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	2,222,050	226,026,926
Accelerate Diagnostics, Inc. (a)(b)	75,243	38,374
Accuray, Inc. (a)(b)	116,537	337,957
Acutus Medical, Inc. (a)(b)	25,878	40,111
Aethlon Medical, Inc. (a)	15,750	7,666
Align Technology, Inc. (a)	92,602	28,660,319
Alphatec Holdings, Inc. (a)(b)	91,564	1,356,063
Angiodynamics, Inc. (a)	48,907	605,469
Apollo Endosurgery, Inc. (a)	47,680	473,462
Apyx Medical Corp. (a)(b)	37,567	122,093
Artivion, Inc. (a)	50,114	663,509
Asensus Surgical, Inc. (a)(b)	331,322	228,579
Aspira Women's Health, Inc. (a)(b)	69,647	26,243
Atricure, Inc. (a)	60,462	2,327,787
Atrion Corp.	1,780	1,011,040
Avanos Medical, Inc. (a)	60,549	1,699,610
Avinger, Inc. (a)(b)	4,588	4,955
AxoGen, Inc. (a)	52,575	433,744
Axonics Modulation Technologies, Inc. (a)	63,513	3,816,496
Baxter International, Inc.	643,705	25,716,015
Becton, Dickinson & Co.	363,502	85,259,394
Beyond Air, Inc. (a)(b)	31,818	193,772
BioLase Technology, Inc. (a)(b)	6,828	3,482
Biomerica, Inc. (a)(b)	14,116	37,690
BioSig Technologies, Inc. (a)(b)	55,689	67,384
Bioventus, Inc. (a)(b)	38,883	82,821
Bluejay Diagnostics, Inc. (a)(b)	8,427	5,815
Boston Scientific Corp. (a)	1,823,975	85,216,112
Butterfly Network, Inc. Class A (a)(b)	181,123	445,563
Cardiovascular Systems, Inc. (a)	52,102	1,026,930
Cerus Corp. (a)	242,376	693,195
Chembio Diagnostics, Inc. (a)(b)	18,346	8,219
ClearPoint Neuro, Inc. (a)(b)	28,215	239,263
Co.-Diagnostics, Inc. (a)(b)	42,475	122,753
ConforMis, Inc. (a)(b)	9,880	17,290
CONMED Corp. (b)	39,230	3,773,534
Cue Health, Inc. (a)	120,599	259,288
Cutera, Inc. (a)(b)	22,111	717,060
CVRx, Inc. (a)	13,746	152,856
CytoSorbents Corp. (a)(b)	49,678	153,008
DarioHealth Corp. (a)(b)	26,791	123,239
Delcath Systems, Inc. (a)(b)	9,160	45,067
Dentsply Sirona, Inc.	275,010	10,469,631
DexCom, Inc. (a)	492,470	54,669,095
Eargo, Inc. (a)	2,704	16,359
Edwards Lifesciences Corp. (a)	788,096	63,394,442
Ekso Bionics Holdings, Inc. (a)(b)	11,780	16,963
electroCore, Inc. (a)(b)	4,747	15,902
Electromed, Inc. (a)(b)	8,530	113,662
Embecta Corp.	73,790	2,357,591
ENDRA Life Sciences, Inc. (a)(b)	4,655	17,829
Enovis Corp. (a)	61,363	3,535,736
Envista Holdings Corp. (a)	207,941	8,038,999
Envveno Medical Corp. (a)	8,634	49,732
Femasys, Inc. (a)	2,323	2,532
Figs, Inc. Class A (a)	163,962	1,510,090
Fonar Corp. (a)	7,338	123,278
GE HealthCare Technologies, Inc. (a)	464,229	35,281,404
Glaukos Corp. (a)	61,333	2,896,758
Globus Medical, Inc. (a)	98,519	5,747,598
Haemonetics Corp. (a)	64,596	5,023,631
Heartbeam, Inc. (a)(b)	6,689	23,211
Helius Medical Technologies, Inc. (U.S.) (a)(b)	21,732	5,955
Heska Corp. (a)	13,359	1,087,823
Hologic, Inc. (a)	318,100	25,333,484
Hyperfine, Inc. (a)(b)	58,309	93,877
ICU Medical, Inc. (a)	25,823	4,406,437
IDEXX Laboratories, Inc. (a)	105,521	49,936,758
Inari Medical, Inc. (a)	61,113	3,438,217
Inogen, Inc. (a)	28,485	446,360
Inspire Medical Systems, Inc. (a)	36,853	9,579,200
Insulet Corp. (a)	88,557	24,473,613
Integer Holdings Corp. (a)	42,542	3,189,799
Integra LifeSciences Holdings Corp. (a)	93,092	5,177,777
Intuitive Surgical, Inc. (a)	450,406	103,318,632
InVivo Therapeutics Holdings Corp. (a)(b)	2,425	4,923
INVO Bioscience, Inc. (a)(b)	10,569	6,289
IRadimed Corp.	9,076	344,525
iRhythm Technologies, Inc. (a)	38,325	4,510,086
Iridex Corp. (a)	16,065	35,182
Kewaunee Scientific Corp. (a)	406	6,192
Know Labs, Inc. (b)	9,710	10,001
KORU Medical Systems, Inc. (a)	46,269	192,942
Lantheus Holdings, Inc. (a)	87,889	6,500,270
LeMaitre Vascular, Inc. (b)	25,795	1,292,587
LENSAR, Inc. (a)	10,457	32,312
LivaNova PLC (a)	68,873	3,259,070
LogicMark, Inc. (a)	9,769	1,993
Lucid Diagnostics, Inc. (a)(b)	8,730	11,873
Masimo Corp. (a)	61,690	10,321,354
Medtronic PLC	1,694,365	140,293,422
Merit Medical Systems, Inc. (a)	72,806	5,138,647
Mesa Laboratories, Inc. (b)	6,562	1,158,324
Microbot Medical, Inc. (a)(b)	4,719	13,308
Milestone Scientific, Inc. (a)(b)	46,839	37,003
Minerva Surgical, Inc. (a)(b)	7,681	2,287
Motus GI Holdings, Inc. (a)(b)	2,749	2,512
Myomo, Inc. (a)(b)	8,164	5,307
NanoVibronix, Inc. (a)	1,540	6,483
Nemaura Medical, Inc. (a)(b)	7,006	6,908
Neogen Corp. (a)	276,867	4,897,777
NeuroMetrix, Inc. (a)	7,672	13,656
Neuronetics, Inc. (a)	33,910	192,948
NeuroOne Medical Technologies Corp. (a)	18,788	30,249
NeuroPace, Inc. (a)(b)	13,196	67,695
Nevro Corp. (a)	45,762	1,438,757
NEXGEL, Inc. (a)(b)	5,058	7,081
Novocure Ltd. (a)(b)	115,100	8,859,247
NuVasive, Inc. (a)	66,990	2,895,978
Nuwellis, Inc. (a)	599	4,648
Omnicell, Inc. (a)	56,837	3,094,206
OraSure Technologies, Inc. (a)	89,940	567,521
Orthofix International NV (a)	42,389	873,213
OrthoPediatrics Corp. (a)	20,730	907,145
Outset Medical, Inc. (a)	62,003	1,414,288
Owlet, Inc. (a)(b)	82,343	30,261
Paragon 28, Inc. (a)	31,636	557,110
PAVmed, Inc. (a)(b)	94,070	43,554
Penumbra, Inc. (a)	48,430	12,591,316
PetVivo Holdings, Inc. (a)(b)	3,291	10,070
Predictive Oncology, Inc. (a)	73,029	31,110
Pro-Dex, Inc. (a)	3,251	50,846
PROCEPT BioRobotics Corp. (a)	41,932	1,570,353
Pulmonx Corp. (a)(b)	47,079	528,697
Pulse Biosciences, Inc. (a)(b)	19,561	53,402
QuidelOrtho Corp. (a)	68,371	5,944,175
Ra Medical Systems, Inc. (a)(b)	480	1,301
Reshape Lifesciences, Inc. (a)	448	1,877
ResMed, Inc.	186,784	39,784,992
Retractable Technologies, Inc. (a)(b)	21,929	42,542
Rockwell Medical Technologies, Inc. (a)(b)	8,225	13,489
RxSight, Inc. (a)	16,976	232,911
Sanara Medtech, Inc. (a)(b)	3,887	161,311
SeaStar Medical Holding Corp. (Class A) (a)(b)	1,738	5,162
Semler Scientific, Inc. (a)	6,386	140,492
Senseonics Holdings, Inc. (a)(b)	592,841	616,555
Sensus Healthcare, Inc. (a)(b)	16,647	114,365
Shockwave Medical, Inc. (a)	46,117	8,773,298
SI-BONE, Inc. (a)	38,036	752,162
Sientra, Inc. (a)(b)	6,798	10,537
Sight Sciences, Inc. (a)(b)	32,520	357,070
Silk Road Medical, Inc. (a)	48,674	2,579,235
Sintx Technologies, Inc. (a)	164	459
SmileDirectClub, Inc. (a)(b)	148,248	88,949
Sonendo, Inc. (a)(b)	40,182	100,455
Staar Surgical Co. (a)	61,625	3,413,409
Stereotaxis, Inc. (a)(b)	55,805	138,396
STERIS PLC (b)	127,372	23,949,757
STRATA Skin Sciences, Inc. (a)	2,761	3,092
Stryker Corp.	429,257	112,843,080
Surgalign Holdings, Inc. (a)	6,071	10,381
SurModics, Inc. (a)	17,400	380,016
Tactile Systems Technology, Inc. (a)(b)	25,565	369,414
Talis Biomedical Corp. (a)(b)	14,676	8,512
Tandem Diabetes Care, Inc. (a)	82,491	2,958,127
Tela Bio, Inc. (a)(b)	13,181	139,191
Teleflex, Inc.	59,822	14,251,395
Tenon Medical, Inc. (b)	3,148	7,303
The Cooper Companies, Inc.	62,892	20,563,797
Thermogenesis Holdings, Inc. (a)(b)	1,538	4,922
Tivic Health Systems, Inc. (a)(b)	2,667	510
TransMedics Group, Inc. (a)	40,811	3,267,737
Treace Medical Concepts, Inc. (a)	39,291	843,185
UFP Technologies, Inc. (a)	8,998	1,059,245
Utah Medical Products, Inc.	4,266	391,533
Vapotherm, Inc. (a)(b)	30,960	30,341
Varex Imaging Corp. (a)(b)	49,689	878,998
Venus Concept, Inc. (a)	28,654	6,484
Vicarious Surgical, Inc. (a)(b)	48,977	137,136
ViewRay, Inc. (a)	181,119	782,434
Vivani Medical, Inc. (a)(b)	17,944	19,738
VolitionRx Ltd. (a)(b)	49,412	98,824
Zimmer Biomet Holdings, Inc.	267,030	33,077,006
Zimvie, Inc. (a)	26,244	298,657
Zomedica Corp. (a)(b)	1,260,724	302,952
Zynex, Inc. (a)(b)	27,179	351,153
		1,390,265,518
Health Care Providers & Services - 3.0%
23andMe Holding Co. Class A (a)(b)	358,864	900,749
Acadia Healthcare Co., Inc. (a)	116,083	8,417,178
Accolade, Inc. (a)	78,465	871,746
AdaptHealth Corp. (a)	99,321	1,588,143
Addus HomeCare Corp. (a)	21,019	2,283,504
Agiliti, Inc. (a)(b)	41,811	796,918
agilon health, Inc. (a)(b)	253,002	5,366,172
AirSculpt Technologies, Inc. (b)	11,914	78,037
Akumin, Inc. (a)	72,299	89,651
Alerislife, Inc. (a)	18,341	24,394
Alignment Healthcare, Inc. (a)	106,736	1,060,956
Amedisys, Inc. (a)	41,259	3,793,765
AmerisourceBergen Corp.	206,068	32,055,938
AMN Healthcare Services, Inc. (a)	54,936	4,944,789
Apollo Medical Holdings, Inc. (a)(b)	51,001	1,779,935
ATI Physical Therapy, Inc. (a)(b)	88,629	30,834
Aveanna Healthcare Holdings, Inc. (a)	63,712	77,729
Biodesix, Inc. (a)	20,961	43,180
Brookdale Senior Living, Inc. (a)	232,759	751,812
Cano Health, Inc. (a)(b)	229,595	378,832
Cardinal Health, Inc.	334,125	25,296,604
CareMax, Inc. Class A (a)	84,596	363,763
Castle Biosciences, Inc. (a)	31,003	780,656
Centene Corp. (a)	721,954	49,381,654
Chemed Corp.	18,967	9,892,808
Cigna Group	389,649	113,816,473
Clover Health Investments Corp. (a)	406,753	536,914
Community Health Systems, Inc. (a)	161,417	978,187
Corvel Corp. (a)	11,957	2,155,608
Cross Country Healthcare, Inc. (a)	45,628	1,206,861
CVS Health Corp.	1,674,792	139,912,124
DaVita HealthCare Partners, Inc. (a)	69,874	5,747,835
DocGo, Inc. Class A (a)(b)	107,432	983,003
Elevance Health, Inc.	304,427	142,980,229
Encompass Health Corp.	127,370	7,198,952
Enhabit Home Health & Hospice (a)	64,698	993,114
Enzo Biochem, Inc. (a)(b)	52,369	59,177
Fulgent Genetics, Inc. (a)	25,930	850,245
GeneDx Holdings Corp. Class A (a)	307,214	153,607
Great Elm Group, Inc. (a)	30,049	69,113
Guardant Health, Inc. (a)	129,715	4,006,896
HCA Holdings, Inc.	270,196	65,779,216
HealthEquity, Inc. (a)	108,311	7,058,628
Henry Schein, Inc. (a)	172,799	13,531,890
Hims & Hers Health, Inc. (a)(b)	156,563	1,764,465
Humana, Inc.	161,365	79,878,902
IMAC Holdings, Inc. (a)	24,559	5,042
InfuSystems Holdings, Inc. (a)	25,467	239,135
Innovage Holding Corp. (a)(b)	23,860	181,097
Invitae Corp. (a)(b)	285,553	613,939
Laboratory Corp. of America Holdings	112,944	27,034,276
LifeStance Health Group, Inc. (a)	117,554	601,876
McKesson Corp.	180,614	63,180,583
Modivcare, Inc. (a)	16,355	1,605,897
Molina Healthcare, Inc. (a)	74,465	20,502,448
MSP Recovery, Inc. (a)(b)	33,216	37,866
National Healthcare Corp.	16,957	944,844
National Research Corp. Class A	17,544	792,287
NeoGenomics, Inc. (a)	160,551	2,705,284
Novo Integrated Sciences, Inc. (a)(b)	4,809	609
Oak Street Health, Inc. (a)	148,792	5,267,237
Ontrak, Inc. (a)(b)	7,794	4,840
Opko Health, Inc. (a)(b)	510,354	581,804
Option Care Health, Inc. (a)	198,122	6,076,402
Owens & Minor, Inc. (a)	97,916	1,501,052
P3 Health Partners, Inc. Class A (a)(b)	41,550	49,860
Patterson Companies, Inc.	112,441	2,981,935
Pediatrix Medical Group, Inc. (a)	106,406	1,674,830
Pennant Group, Inc. (a)	35,388	531,528
PetIQ, Inc. Class A (a)	31,714	295,574
Precipio, Inc. (a)	20,654	17,163
Premier, Inc.	152,515	4,909,458
Privia Health Group, Inc. (a)	65,191	1,820,785
Progyny, Inc. (a)	95,808	3,598,548
Psychemedics Corp.	2,812	15,550
Quest Diagnostics, Inc.	145,090	20,074,652
R1 Rcm, Inc. (a)	174,750	2,481,450
RadNet, Inc. (a)	63,125	1,488,803
Regional Health Properties, Inc. (a)	1,040	3,952
Select Medical Holdings Corp.	133,953	3,642,182
Signify Health, Inc. (a)(b)	86,728	2,496,899
Sonida Senior Living, Inc. (a)(b)	3,889	45,268
Star Equity Holdings, Inc. (a)(b)	11,072	9,088
SunLink Health Systems, Inc. (a)	3,788	4,394
Surgery Partners, Inc. (a)	79,371	2,654,960
Talkspace, Inc. Class A (a)	120,778	109,908
Tenet Healthcare Corp. (a)	137,965	8,075,091
The Ensign Group, Inc.	71,143	6,365,876
The Joint Corp. (a)	18,473	290,026
The Oncology Institute, Inc. (a)	31,321	44,163
U.S. Physical Therapy, Inc.	16,800	1,702,344
UnitedHealth Group, Inc.	1,190,916	566,804,561
Universal Health Services, Inc. Class B	81,766	10,921,485
Vivos Therapeutics, Inc. (a)(b)	21,264	12,971
		1,515,711,008
Health Care Technology - 0.1%
Akili, Inc. (a)(b)	8,540	14,091
American Well Corp. (a)	324,340	904,909
Augmedix, Inc. (a)	46,982	76,111
Better Therapeutics, Inc. (a)(b)	13,172	15,148
Biotricity, Inc. (a)(b)	48,003	34,802
CareCloud, Inc. (a)(b)	12,276	45,176
Certara, Inc. (a)	133,667	2,422,046
Computer Programs & Systems, Inc. (a)	17,916	537,659
Definitive Healthcare Corp. (a)(b)	47,726	545,031
Doximity, Inc. (a)(b)	144,912	4,873,391
Evolent Health, Inc. (a)	117,909	4,127,994
Forian, Inc. (a)(b)	20,460	105,778
GoodRx Holdings, Inc. (a)(b)	92,838	491,113
Health Catalyst, Inc. (a)	68,388	954,696
HealthStream, Inc.	32,466	832,753
HTG Molecular Diagnostics (a)	313	1,124
iCAD, Inc. (a)	28,299	74,992
iSpecimen, Inc. (a)(b)	3,041	4,926
MultiPlan Corp. Class A (a)(b)	292,985	295,915
NantHealth, Inc. (a)(b)	2,780	8,284
Nextgen Healthcare, Inc. (a)	71,207	1,289,559
OptimizeRx Corp. (a)	21,972	392,200
Pear Therapeutics, Inc. Class A (a)	56,375	55,687
Phreesia, Inc. (a)	67,524	2,484,883
Schrodinger, Inc. (a)	69,461	1,509,388
SCWorx, Corp. (a)	5,597	2,295
Sharecare, Inc. Class A (a)	412,762	965,863
Simulations Plus, Inc. (b)	20,076	763,691
Streamline Health Solutions, Inc. (a)(b)	32,601	61,616
Tabula Rasa HealthCare, Inc. (a)(b)	31,539	205,319
Teladoc Health, Inc. (a)(b)	205,575	5,445,682
Trxade Health, Inc. (a)	1,931	805
UpHealth, Inc. (a)(b)	7,782	15,875
Veeva Systems, Inc. Class A (a)	179,122	29,673,351
Veradigm, Inc. (a)	140,062	2,326,430
		61,558,583
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	122,095	5,801,954
Adaptive Biotechnologies Corp. (a)	144,190	1,232,825
Agilent Technologies, Inc.	377,121	53,539,868
Akoya Biosciences, Inc. (a)	21,769	250,997
Alpha Teknova, Inc. (a)	9,050	49,051
Applied DNA Sciences, Inc. (a)(b)	17,493	24,490
Avantor, Inc. (a)	859,644	20,949,524
Azenta, Inc. (a)	95,963	4,211,816
Berkeley Lights, Inc. (a)	74,885	131,049
Bio-Rad Laboratories, Inc. Class A (a)	27,544	13,161,625
Bio-Techne Corp.	200,135	14,537,806
BioLife Solutions, Inc. (a)(b)	44,417	1,033,139
BioNano Genomics, Inc. (a)(b)	369,845	495,592
Bruker Corp.	127,617	8,795,364
Champions Oncology, Inc. (a)	6,780	31,188
Charles River Laboratories International, Inc. (a)	64,837	14,221,348
ChromaDex, Inc. (a)(b)	68,136	113,787
Codexis, Inc. (a)	83,062	401,605
CryoPort, Inc. (a)(b)	63,351	1,372,183
Cytek Biosciences, Inc. (a)	104,024	1,071,447
Danaher Corp.	834,935	206,671,461
Harvard Bioscience, Inc. (a)	45,048	127,486
Illumina, Inc. (a)	200,626	39,964,699
Inotiv, Inc. (a)(b)	22,399	167,993
IQVIA Holdings, Inc. (a)	236,657	49,335,885
IsoPlexis Corp. (a)(b)	23,839	25,269
Maravai LifeSciences Holdings, Inc. (a)	139,075	2,051,356
MaxCyte, Inc. (a)	112,195	509,365
Medpace Holdings, Inc. (a)	32,061	6,215,987
Mettler-Toledo International, Inc. (a)	28,362	40,662,883
Miromatrix Medical, Inc. (a)(b)	14,231	37,712
Nanostring Technologies, Inc. (a)	53,983	526,874
Nautilus Biotechnology, Inc. (a)	63,734	135,116
OmniAb, Inc. (a)	140,235	584,780
Pacific Biosciences of California, Inc. (a)(b)	286,484	2,601,275
PerkinElmer, Inc.	160,989	20,054,400
Personalis, Inc. (a)(b)	47,183	142,021
Quanterix Corp. (a)	43,106	474,166
Quantum-Si, Inc. (a)	107,945	196,460
Rapid Micro Biosystems, Inc. (a)	15,369	16,445
Science 37 Holdings, Inc. (a)	72,676	23,983
Seer, Inc. (a)	46,836	191,559
Singular Genomics Systems, Inc. (a)(b)	59,283	127,458
SomaLogic, Inc. Class A (a)(b)	188,469	478,711
Sotera Health Co. (a)	126,460	2,110,617
Standard BioTools, Inc. (a)(b)	85,149	154,971
Syneos Health, Inc. (a)	131,248	5,278,795
Telesis Bio, Inc. (a)(b)	11,530	20,523
Thermo Fisher Scientific, Inc.	499,800	270,771,648
Waters Corp. (a)	75,651	23,519,139
West Pharmaceutical Services, Inc.	94,432	29,937,777
		844,543,472
Pharmaceuticals - 3.7%
9 Meters Biopharma, Inc. (a)(b)	14,800	25,160
AcelRx Pharmaceuticals, Inc. (a)(b)	9,920	14,086
Acer Therapeutics, Inc. (a)(b)	14,533	29,502
Aclaris Therapeutics, Inc. (a)	64,112	798,836
Adamis Pharmaceuticals Corp. (a)(b)	167,252	37,598
Adial Pharmaceuticals, Inc. (a)	23,937	10,532
Agile Therapeutics, Inc. (a)(b)	25,133	6,029
Alimera Sciences, Inc. (a)(b)	3,266	6,728
Amneal Pharmaceuticals, Inc. (a)	125,264	258,044
Amphastar Pharmaceuticals, Inc. (a)	49,416	1,574,394
Amylyx Pharmaceuticals, Inc. (a)	50,485	1,757,888
AN2 Therapeutics, Inc.	6,067	68,436
Angion Biomedica Corp. (a)	4,530	2,899
ANI Pharmaceuticals, Inc. (a)	15,257	638,353
Aquestive Therapeutics, Inc. (a)(b)	53,568	41,917
Artelo Biosciences, Inc. (a)	3,048	8,809
Arvinas Holding Co. LLC (a)	62,005	1,900,453
Assertio Holdings, Inc. (a)(b)	60,070	332,187
Atea Pharmaceuticals, Inc. (a)	94,288	333,780
Athira Pharma, Inc. (a)	38,518	118,635
Avenue Therapeutics, Inc. (a)(b)	6,236	6,860
Axsome Therapeutics, Inc. (a)(b)	43,388	2,958,628
Aytu BioScience, Inc. (a)(b)	1,593	4,301
Baudax Bio, Inc. (a)(b)	189	416
Biofrontera, Inc. (a)(b)	19,681	14,572
Biote Corp. Class A (a)(b)	6,870	32,014
Bright Green Corp. (a)(b)	77,441	68,342
Bristol-Myers Squibb Co.	2,710,527	186,917,942
Cara Therapeutics, Inc. (a)(b)	56,490	573,938
Cassava Sciences, Inc. (a)(b)	48,608	1,200,618
Catalent, Inc. (a)	229,654	15,666,996
Citius Pharmaceuticals, Inc. (a)(b)	161,307	185,503
Clearside Biomedical, Inc. (a)(b)	63,524	78,770
Clever Leaves Holdings, Inc. (a)	30,908	12,771
CNS Pharmaceuticals, Inc. (a)	756	1,399
Cocrystal Pharma, Inc. (a)(b)	8,667	16,814
Cognition Therapeutics, Inc. (a)	16,309	26,257
Collegium Pharmaceutical, Inc. (a)	44,046	1,168,540
Context Therapeutics, Inc. (a)(b)	13,624	10,490
Corcept Therapeutics, Inc. (a)	121,796	2,537,011
CorMedix, Inc. (a)(b)	52,068	210,875
Cumberland Pharmaceuticals, Inc. (a)	22,081	50,345
CymaBay Therapeutics, Inc. (a)	98,184	785,472
Dare Bioscience, Inc. (a)	97,011	100,891
DICE Therapeutics, Inc. (a)	43,404	1,295,175
Durect Corp. (a)(b)	28,773	145,591
Edgewise Therapeutics, Inc. (a)	50,751	486,195
Elanco Animal Health, Inc. (a)	569,043	6,526,923
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	1,005,355	312,886,583
Eloxx Pharmaceuticals, Inc. (a)(b)	1,607	5,158
Enliven Therapeutics, Inc. (a)	4,922	106,020
Enliven Therapeutics, Inc. rights (a)(c)	19,688	6,153
Enveric Biosciences, Inc. (a)(b)	880	1,857
Esperion Therapeutics, Inc. (a)(b)	82,158	507,736
Eton Pharmaceuticals, Inc. (a)(b)	27,239	101,601
Evoke Pharma, Inc. (a)	2,958	8,460
Evolus, Inc. (a)(b)	47,595	431,687
Eyenovia, Inc. (a)(b)	33,330	96,990
Eyepoint Pharmaceuticals, Inc. (a)(b)	30,883	103,149
Fulcrum Therapeutics, Inc. (a)	53,681	324,233
Graybug Vision, Inc. (a)(b)	13,171	7,244
Harmony Biosciences Holdings, Inc. (a)	38,355	1,688,771
Harrow Health, Inc. (a)	31,227	559,588
Hepion Pharmaceuticals, Inc. (a)(b)	68,049	59,441
Hoth Therapeutics, Inc. (a)	702	2,043
Ikena Oncology, Inc. (a)	33,430	134,054
Innoviva, Inc. (a)	81,599	984,900
Intra-Cellular Therapies, Inc. (a)	112,669	5,524,161
Jaguar Health, Inc. (a)(b)	891	1,711
Jazz Pharmaceuticals PLC (a)	80,490	11,300,796
Johnson & Johnson	3,332,545	510,745,847
Journey Medical Corp. (a)(b)	2,483	4,147
Kala Pharmaceuticals, Inc. (a)	1,032	10,454
Kiora Pharmaceuticals, Inc. (a)(b)	1,944	8,651
Landos Biopharma, Inc. (a)(b)	20,677	7,653
Lannett Co., Inc. (a)(b)	9,487	20,112
Lexaria Bioscience Corp. (a)(b)	5,481	16,607
Ligand Pharmaceuticals, Inc. Class B (a)	20,949	1,511,261
Lipocine, Inc. (a)	101,741	45,916
Liquidia Corp. (a)	59,491	450,347
Longboard Pharmaceuticals, Inc. (a)	6,710	34,892
Lyra Therapeutics, Inc. (a)	20,602	49,033
Mallinckrodt PLC (a)	24,159	224,437
Marinus Pharmaceuticals, Inc. (a)	55,821	385,165
Merck & Co., Inc.	3,231,936	343,360,881
Mind Medicine (MindMed), Inc. (a)(b)	42,337	157,494
MyMD Pharmaceuticals, Inc. (a)(b)	36,903	70,485
Nektar Therapeutics (a)	234,203	323,200
NGM Biopharmaceuticals, Inc. (a)	47,839	226,757
NovaBay Pharmaceuticals, Inc. (a)(b)	1,200	2,760
Novan, Inc. (a)(b)	27,734	39,382
NRX Pharmaceuticals, Inc. (a)(b)	52,889	53,947
Nutriband, Inc. (a)	7,434	29,662
Nuvation Bio, Inc. (a)	176,529	342,466
Ocular Therapeutix, Inc. (a)	98,501	594,946
Ocuphire Pharma, Inc. (a)(b)	22,473	77,532
Ocuphire Pharma, Inc. rights (a)(c)	259	0
Omeros Corp. (a)(b)	79,101	298,211
Onconova Therapeutics, Inc. (a)	21,108	17,119
Opiant Pharmaceuticals, Inc. (a)	6,016	124,952
OptiNose, Inc. (a)(b)	75,100	135,180
Organon & Co.	324,351	7,943,356
Pacira Biosciences, Inc. (a)	59,676	2,540,407
Palisade Bio, Inc. (a)(b)	2,026	4,376
Palisade Bio, Inc. rights (a)(c)	122	0
Paratek Pharmaceuticals, Inc. (a)(b)	56,694	99,215
Perrigo Co. PLC	172,096	6,486,298
Petros Pharmaceuticals, Inc. (a)(b)	1,160	2,401
Pfizer, Inc.	7,155,079	290,281,555
Phathom Pharmaceuticals, Inc. (a)(b)	28,266	241,957
Phibro Animal Health Corp. Class A (b)	25,601	402,192
Pliant Therapeutics, Inc. (a)	53,423	1,702,057
PLx Pharma PLC (a)(b)	27,237	4,630
Prestige Brands Holdings, Inc. (a)	63,243	3,810,391
Processa Pharmaceuticals, Inc. (a)	12,599	8,440
ProPhase Labs, Inc. (b)	16,882	123,407
Provention Bio, Inc. (a)(b)	105,122	872,513
Pulmatrix, Inc. (a)	4,155	14,293
Rain Oncology, Inc. (a)(b)	12,504	111,911
Rani Therapeutics Holdings, Inc. (a)(b)	12,821	80,772
Reata Pharmaceuticals, Inc. (a)(b)	36,027	1,122,962
Relmada Therapeutics, Inc. (a)	32,953	118,631
Revance Therapeutics, Inc. (a)	104,446	3,624,276
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	20,000	93,800
Royalty Pharma PLC	472,902	16,953,537
RVL Pharmaceuticals PLC (a)(b)	38,637	44,819
Satsuma Pharmaceuticals, Inc. (a)	25,923	24,381
Scilex Holding Co.	82,478	677,763
scPharmaceuticals, Inc. (a)(b)	12,191	91,433
SCYNEXIS, Inc. (a)(b)	37,436	55,780
Seelos Therapeutics, Inc. (a)(b)	127,031	100,354
SenesTech, Inc. (a)(b)	327	690
SIGA Technologies, Inc. (b)	49,138	336,595
Sonoma Pharmaceuticals, Inc. (a)	1,722	2,101
Supernus Pharmaceuticals, Inc. (a)	69,053	2,595,702
Tarsus Pharmaceuticals, Inc. (a)	23,434	362,993
Terns Pharmaceuticals, Inc. (a)(b)	24,558	248,773
TFF Pharmaceuticals, Inc. (a)	24,329	19,461
TherapeuticsMD, Inc. (a)(b)	11,320	56,147
Theravance Biopharma, Inc. (a)(b)	72,192	779,674
Theseus Pharmaceuticals, Inc. (a)	18,464	171,346
Third Harmonics Bio, Inc. (b)	17,774	75,362
Timber Pharmaceuticals, Inc. (a)(b)	5,291	15,079
Titan Pharmaceuticals, Inc. (a)(b)	10,454	9,722
Trevi Therapeutics, Inc. (a)	39,202	93,693
Vallon Pharamceuticals, Inc. (a)(b)	3,451	1,553
Ventyx Biosciences, Inc. (a)	34,946	1,511,415
Verrica Pharmaceuticals, Inc. (a)	24,053	186,411
Viatris, Inc.	1,546,741	17,632,847
Virpax Pharmaceuticals, Inc. (a)(b)	10,445	9,923
Vyne Therapeutics, Inc. (a)(b)	2,650	8,798
WAVE Life Sciences (a)	79,150	332,430
Xeris Biopharma Holdings, Inc. (a)(b)	169,976	234,567
Xeris Biopharma Holdings, Inc. rights (a)(c)	47,594	0
Zevra Therapeutics, Inc. (a)(b)	39,576	229,937
Zoetis, Inc. Class A	594,216	99,234,072
Zynerba Pharmaceuticals, Inc. (a)	44,979	20,780
		1,885,067,725
TOTAL HEALTH CARE		7,111,425,267
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.7%
AAR Corp. (a)	43,219	2,350,681
Aerojet Rocketdyne Holdings, Inc. (a)	95,840	5,399,626
AeroVironment, Inc. (a)	32,118	2,753,797
AerSale Corp. (a)	20,065	398,491
Air Industries Group, Inc. (a)(b)	2,013	9,499
Archer Aviation, Inc. Class A (a)(b)	178,605	526,885
Astra Space, Inc. Class A (a)(b)	170,165	96,994
Astronics Corp. (a)	31,954	486,979
Axon Enterprise, Inc. (a)	86,114	17,249,495
BWX Technologies, Inc.	116,439	7,115,587
Byrna Technologies, Inc. (a)(b)	19,154	158,404
Cadre Holdings, Inc.	19,195	412,309
CPI Aerostructures, Inc. (a)	4,218	16,872
Curtiss-Wright Corp.	48,963	8,558,243
Ducommun, Inc. (a)	13,750	739,750
General Dynamics Corp.	286,923	65,392,621
HEICO Corp.	51,682	8,556,989
HEICO Corp. Class A	87,843	11,432,766
Hexcel Corp. (b)	107,005	7,806,015
Howmet Aerospace, Inc.	468,703	19,769,893
Huntington Ingalls Industries, Inc.	50,873	10,947,870
Innovative Solutions & Support, Inc. (a)	19,515	152,412
Kaman Corp.	35,344	918,944
Kratos Defense & Security Solutions, Inc. (a)	164,536	2,081,380
L3Harris Technologies, Inc.	242,978	51,314,524
Lockheed Martin Corp.	297,293	140,994,178
Maxar Technologies, Inc.	94,700	4,877,050
Mercury Systems, Inc. (a)	74,109	3,878,865
Momentus, Inc. Class A (a)(b)	63,649	52,523
Moog, Inc. Class A	37,096	3,658,408
National Presto Industries, Inc.	6,437	441,771
Northrop Grumman Corp.	184,497	85,626,903
Park Aerospace Corp. (b)	24,532	402,815
Parsons Corp. (a)	42,495	1,913,550
Raytheon Technologies Corp.	1,873,735	183,794,666
Redwire Corp. (a)(b)	24,304	94,300
Rocket Lab U.S.A., Inc. Class A (a)(b)	283,945	1,277,753
Sidus Space, Inc. Class A (a)(b)	7,907	5,982
SIFCO Industries, Inc. (a)(b)	5,271	17,921
Spirit AeroSystems Holdings, Inc. Class A	133,122	4,550,110
Terran Orbital Corp. Class A (a)(b)	75,995	202,147
Textron, Inc.	265,613	19,264,911
The Boeing Co. (a)	714,012	143,909,119
TransDigm Group, Inc.	65,805	48,950,365
Triumph Group, Inc. (a)	83,996	1,060,030
V2X, Inc. (a)	13,798	639,813
Virgin Galactic Holdings, Inc. (a)(b)	297,987	1,710,445
VirTra, Inc. (a)	12,401	54,564
Woodward, Inc.	76,837	7,606,863
		879,632,078
Air Freight & Logistics - 0.6%
Air T, Inc. (a)	2,693	59,919
Air Transport Services Group, Inc. (a)	72,527	1,517,990
Atlas Air Worldwide Holdings, Inc. (a)	32,209	3,246,989
C.H. Robinson Worldwide, Inc.	149,685	14,962,513
Expeditors International of Washington, Inc.	202,545	21,178,105
FedEx Corp.	305,151	62,012,786
Forward Air Corp.	34,213	3,531,124
GXO Logistics, Inc. (a)	151,630	7,516,299
Hub Group, Inc. Class A (a)	41,957	3,848,716
Radiant Logistics, Inc. (a)	46,916	266,483
United Parcel Service, Inc. Class B	930,046	169,724,095
		287,865,019
Airlines - 0.2%
Alaska Air Group, Inc. (a)	160,848	7,693,360
Allegiant Travel Co. (a)	20,613	2,113,863
American Airlines Group, Inc. (a)	828,712	13,242,818
Blade Air Mobility, Inc. (a)(b)	60,215	280,000
Delta Air Lines, Inc. (a)	816,915	31,320,521
Frontier Group Holdings, Inc. (a)	45,893	539,702
Hawaiian Holdings, Inc. (a)(b)	63,914	715,837
JetBlue Airways Corp. (a)	415,879	3,451,796
Joby Aviation, Inc. (a)(b)	377,478	1,774,147
Mesa Air Group, Inc. (a)	45,342	137,386
SkyWest, Inc. (a)	65,186	1,243,097
Southwest Airlines Co.	758,906	25,484,063
Spirit Airlines, Inc.	138,226	2,532,300
Sun Country Airlines Holdings, Inc. (a)	40,841	818,862
United Airlines Holdings, Inc. (a)	416,522	21,642,483
Wheels Up Experience, Inc. Class A (a)	218,926	243,008
		113,233,243
Building Products - 0.7%
A.O. Smith Corp.	161,807	10,619,393
AAON, Inc.	53,907	4,903,381
Advanced Drain Systems, Inc. (b)	81,354	7,218,540
Allegion PLC	111,790	12,599,851
Alpha PRO Tech Ltd. (a)(b)	13,086	55,092
American Woodmark Corp. (a)	21,902	1,116,564
Apogee Enterprises, Inc.	28,436	1,301,231
Applied UV, Inc. (a)(b)	6,121	6,305
Armstrong World Industries, Inc.	58,348	4,600,740
AZZ, Inc.	33,030	1,342,670
Builders FirstSource, Inc. (a)	187,063	15,859,201
Carlisle Companies, Inc.	65,837	17,000,430
Carrier Global Corp.	1,065,074	47,960,282
CEA Industrie, Inc. (a)(b)	5,985	5,805
CSW Industrials, Inc.	19,941	2,822,848
Fortune Brands Home & Security, Inc.	163,169	10,108,320
Gibraltar Industries, Inc. (a)	39,777	2,124,490
Griffon Corp.	61,056	2,226,712
Hayward Holdings, Inc. (a)(b)	127,321	1,567,322
Insteel Industries, Inc.	25,575	760,856
Janus International Group, Inc. (a)	100,489	1,044,081
Jeld-Wen Holding, Inc. (a)	109,691	1,442,437
Johnson Controls International PLC	877,895	55,061,574
Lennox International, Inc.	41,019	10,452,872
Masco Corp.	286,951	15,044,841
Masonite International Corp. (a)	28,416	2,523,341
MasterBrand, Inc. (a)	164,886	1,605,990
Molekule Group, Inc. (a)(b)	10,649	24,067
Owens Corning	118,822	11,619,603
PGT Innovations, Inc. (a)	77,643	1,642,149
Quanex Building Products Corp. (b)	43,926	1,139,880
Resideo Technologies, Inc. (a)	186,952	3,428,700
Simpson Manufacturing Co. Ltd.	54,648	5,894,333
Tecnoglass, Inc.	25,999	954,423
The AZEK Co., Inc. (a)(b)	138,703	3,341,355
Trane Technologies PLC	293,372	54,265,019
Trex Co., Inc. (a)	140,112	7,163,927
UFP Industries, Inc.	78,332	6,699,736
View, Inc. Class A (a)	97,149	61,690
Zurn Elkay Water Solutions Cor	187,078	4,302,794
		331,912,845
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	84,712	4,100,908
ACCO Brands Corp.	116,786	662,177
Acme United Corp. (b)	4,128	100,806
ACV Auctions, Inc. Class A (a)	151,336	1,852,353
Aqua Metals, Inc. (a)(b)	85,861	101,316
ARC Document Solutions, Inc.	46,510	155,343
Aris Water Solution, Inc. Class A (b)	33,218	470,367
Aurora Innovation, Inc. (a)	463,377	722,868
Brady Corp. Class A	58,999	3,254,385
BrightView Holdings, Inc. (a)	48,000	303,360
Casella Waste Systems, Inc. Class A (a)	65,031	5,060,712
CECO Environmental Corp. (a)	36,310	567,525
Charah Solutions, Inc. (a)(b)	1,870	10,566
Cimpress PLC (a)	24,626	864,865
Cintas Corp.	109,807	48,147,075
Clean Harbors, Inc. (a)	64,008	8,453,537
CompX International, Inc. Class A (b)	2,265	42,469
Copart, Inc. (a)	545,794	38,456,645
CoreCivic, Inc. (a)	146,070	1,418,340
Deluxe Corp.	56,345	1,039,002
Driven Brands Holdings, Inc. (a)	71,015	1,986,645
DSS, Inc. (a)(b)	80,044	18,010
Ennis, Inc.	32,021	696,457
Fuel Tech, Inc. (a)	23,169	31,046
Greenwave Technology Solutions, Inc. (a)(b)	9,284	11,234
Harsco Corp. (a)	99,351	840,509
Healthcare Services Group, Inc.	97,513	1,293,998
Heritage-Crystal Clean, Inc. (a)	19,877	715,174
HNI Corp.	52,889	1,652,781
IAA, Inc. (a)	170,138	6,960,346
Interface, Inc.	72,297	637,660
JanOne, Inc. (a)(b)	1,372	2,209
KAR Auction Services, Inc. (a)	139,607	1,994,984
Kimball International, Inc. Class B	45,381	313,583
Knightscope, Inc. Class A (a)(b)	44,302	48,732
Liquidity Services, Inc. (a)	34,102	431,731
Matthews International Corp. Class A	40,448	1,543,496
Millerknoll, Inc. (b)	97,069	2,317,037
Montrose Environmental Group, Inc. (a)(b)	35,105	1,709,262
MSA Safety, Inc.	47,127	6,331,512
NL Industries, Inc.	11,304	82,180
Odyssey Marine Exploration, Inc. (a)(b)	16,689	52,904
Performant Financial Corp. (a)	80,937	263,855
Perma-Fix Environmental Services, Inc. (a)	13,690	95,556
Pitney Bowes, Inc. (b)	210,571	913,878
Quad/Graphics, Inc. (a)(b)	40,121	196,192
Quest Resource Holding Corp. (a)(b)	16,617	112,331
Republic Services, Inc.	261,802	33,754,132
Rollins, Inc.	295,450	10,399,840
Shapeways Holdings, Inc. (a)	15,768	7,458
SP Plus Corp. (a)	26,332	895,815
Steelcase, Inc. Class A	115,517	909,119
Stericycle, Inc. (a)	117,989	5,625,716
Team, Inc. (a)(b)	5,635	41,192
Tetra Tech, Inc.	67,477	9,236,927
The Brink's Co.	59,349	3,872,522
The GEO Group, Inc. (a)	158,966	1,392,542
TOMI Environmental Solutions, Inc. (a)	10,144	7,010
UniFirst Corp.	19,176	3,760,989
Viad Corp. (a)	25,764	662,392
Virco Manufacturing Co. (a)	2,190	9,899
VSE Corp.	13,216	758,731
Waste Management, Inc.	475,856	71,264,195
Wilhelmina International, Inc. (a)(b)	3,864	17,195
		289,653,595
Construction & Engineering - 0.3%
AECOM	177,524	15,330,973
Ameresco, Inc. Class A (a)(b)	43,565	1,914,682
API Group Corp. (a)	255,259	5,996,034
Arcosa, Inc.	61,903	3,751,322
Argan, Inc.	17,346	674,066
Bowman Consulting Group Ltd. (a)	11,554	318,197
Comfort Systems U.S.A., Inc.	45,633	6,636,864
Concrete Pumping Holdings, Inc. (a)	33,466	261,369
Construction Partners, Inc. Class A (a)	53,071	1,435,571
Dycom Industries, Inc. (a)	37,358	3,145,917
EMCOR Group, Inc.	60,619	10,136,709
Fluor Corp. (a)	181,503	6,655,715
Granite Construction, Inc.	56,370	2,435,184
Great Lakes Dredge & Dock Corp. (a)	82,566	473,516
IES Holdings, Inc. (a)	10,964	461,146
INNOVATE Corp. (a)(b)	58,310	172,598
iSun, Inc. (a)(b)	10,652	14,700
Limbach Holdings, Inc. (a)	11,505	162,796
MasTec, Inc. (a)	75,252	7,353,625
Matrix Service Co. (a)	33,870	214,397
MDU Resources Group, Inc.	260,055	8,282,752
MYR Group, Inc. (a)	21,301	2,569,114
Northwest Pipe Co. (a)	12,420	478,170
Orbital Infrastructure Group I (a)(b)	94,651	15,087
Orion Group Holdings, Inc. (a)	36,913	102,249
Primoris Services Corp.	69,224	1,903,660
QualTek Services, Inc. Class A (a)(b)	12,730	5,092
Quanta Services, Inc.	182,211	29,408,855
Safe & Green Holdings Corp. (a)(b)	15,501	16,586
Sterling Construction Co., Inc. (a)	39,703	1,526,977
Tutor Perini Corp. (a)	53,475	433,682
Valmont Industries, Inc.	27,191	8,628,520
Williams Industrial Services G (a)(b)	25,226	26,487
Willscot Mobile Mini Holdings (a)	265,975	13,671,115
		134,613,727
Electrical Equipment - 0.7%
Acuity Brands, Inc.	41,091	7,970,010
Advent Technologies Holdings, Inc. Class A (a)(b)	41,512	72,646
Allied Motion Technologies, Inc.	17,375	749,905
American Superconductor Corp. (a)	37,847	202,860
AMETEK, Inc.	292,936	41,468,020
Amprius Technologies, Inc. (a)(b)	15,949	100,957
Array Technologies, Inc. (a)	176,784	3,312,932
Atkore, Inc. (a)	52,594	7,679,776
Ault Alliance, Inc. (a)(b)	293,837	35,731
Babcock & Wilcox Enterprises, Inc. (a)	91,938	596,678
Beam Global (a)(b)	10,363	174,927
Blink Charging Co. (a)(b)	51,686	467,758
Bloom Energy Corp. Class A (a)(b)	227,767	4,940,266
Broadwind, Inc. (a)(b)	22,623	102,256
Capstone Turbine Corp. (a)(b)	19,618	32,566
ChargePoint Holdings, Inc. Class A (a)(b)	331,745	3,768,623
Dragonfly Energy Holdings Corp. (a)(b)	7,992	33,407
Eaton Corp. PLC	506,961	88,682,688
Emerson Electric Co.	753,657	62,334,970
Encore Wire Corp.	23,331	4,503,116
Energous Corp. (a)	89,638	52,349
Energy Focus, Inc. (a)(b)	7,456	3,611
Energy Vault Holdings, Inc. Class A (a)(b)	85,145	284,384
EnerSys	52,440	4,755,784
Enovix Corp. (a)(b)	141,693	1,306,409
Eos Energy Enterprises, Inc. (a)(b)	88,848	194,577
Espey Manufacturing & Electronics Corp. (a)	594	11,684
ESS Tech, Inc. Class A (a)(b)	71,499	130,128
Expion360, Inc. (b)	4,091	18,287
Fluence Energy, Inc. (a)(b)	45,674	852,734
Flux Power Holdings, Inc. (a)	14,213	96,791
FTC Solar, Inc. (a)(b)	44,024	135,154
FuelCell Energy, Inc. (a)(b)	526,172	1,757,414
Generac Holdings, Inc. (a)	80,874	9,705,689
GrafTech International Ltd.	244,907	1,383,725
Heliogen, Inc. (a)	120,096	37,230
Hubbell, Inc. Class B	68,421	17,210,618
Ideal Power, Inc. (a)(b)	6,659	78,510
KULR Technology Group, Inc. (a)(b)	82,194	107,674
LSI Industries, Inc.	34,895	506,675
NeoVolta, Inc. (a)	36,746	91,865
NuScale Power Corp. (a)(b)	22,078	228,507
Nuvve Holding Corp. (a)(b)	22,518	23,419
nVent Electric PLC	212,517	9,741,779
Ocean Power Technologies, Inc. (a)(b)	59,627	34,011
Orion Energy Systems, Inc. (a)	36,188	74,185
Pineapple Energy, Inc. (a)	5,018	9,133
Pineapple Energy, Inc. rights (a)(c)	1,326	0
Pioneer Power Solutions, Inc. (a)(b)	4,181	11,832
Plug Power, Inc. (a)(b)	669,514	9,955,673
Polar Power, Inc. (a)(b)	4,369	6,859
Powell Industries, Inc.	11,464	508,428
Preformed Line Products Co.	3,729	332,496
Regal Rexnord Corp.	84,447	13,312,225
Rockwell Automation, Inc.	146,441	43,189,844
Sensata Technologies, Inc. PLC	195,127	9,869,524
SES AI Corp. Class A (a)(b)	178,962	578,047
Shoals Technologies Group, Inc. (a)	173,363	4,254,328
SKYX Platforms Corp. (b)	51,726	164,489
Stem, Inc. (a)(b)	187,031	1,526,173
SunPower Corp. (a)(b)	106,194	1,595,034
Sunrun, Inc. (a)	271,989	6,538,616
Sunworks, Inc. (a)(b)	43,532	82,275
Thermon Group Holdings, Inc. (a)	44,381	1,173,877
TPI Composites, Inc. (a)	52,685	609,039
Ultralife Corp. (a)	13,215	53,389
Vertiv Holdings Co.	385,403	6,262,799
Vicor Corp. (a)	28,797	1,353,459
Westwater Resources, Inc. (a)(b)	54,756	50,211
		377,491,035
Industrial Conglomerates - 0.7%
3M Co.	705,018	75,958,639
Gaucho Group Holdings, Inc. (a)(b)	250	275
General Electric Co.	1,393,034	118,003,910
Honeywell International, Inc.	857,154	164,127,848
		358,090,672
Machinery - 2.1%
3D Systems Corp. (a)	170,756	1,671,701
AGCO Corp.	78,819	11,098,503
AgEagle Aerial Systems, Inc. (a)(b)	85,493	37,189
Agrify Corp. (a)(b)	2,599	1,014
Alamo Group, Inc.	13,190	2,405,724
Albany International Corp. Class A	39,693	4,005,818
Allison Transmission Holdings, Inc.	117,397	5,576,358
Altra Industrial Motion Corp.	82,323	5,065,334
Astec Industries, Inc.	28,576	1,286,777
Atlis Motor Vehicles, Inc. (a)(b)	2,611	2,363
Barnes Group, Inc.	65,240	2,749,214
Berkshire Grey, Inc. Class A (a)(b)	62,519	82,525
Blue Bird Corp. (a)	21,225	431,080
Caterpillar, Inc.	663,229	158,876,507
Chart Industries, Inc. (a)	53,427	7,132,505
Chicago Rivet & Machine Co.	650	19,266
CIRCOR International, Inc. (a)	25,397	743,370
Columbus McKinnon Corp. (NY Shares)	35,638	1,322,883
Commercial Vehicle Group, Inc. (a)	36,936	291,794
Crane Holdings Co.	60,837	7,287,056
Cummins, Inc.	179,501	43,633,103
Deere & Co.	350,043	146,752,027
Desktop Metal, Inc. (a)(b)	296,311	450,393
Donaldson Co., Inc.	156,089	9,872,629
Douglas Dynamics, Inc.	28,635	1,067,799
Dover Corp.	178,965	26,826,854
Eastern Co. (b)	6,592	138,432
Energy Recovery, Inc. (a)	72,786	1,606,387
Enerpac Tool Group Corp. Class A	73,260	1,972,892
EnPro Industries, Inc.	26,661	2,866,058
ESAB Corp.	66,277	3,887,146
ESCO Technologies, Inc.	33,249	3,098,474
Evoqua Water Technologies Corp. (a)	155,149	7,534,035
Fathom Digital Manufacturing Corp. (a)	14,936	17,774
Federal Signal Corp.	77,290	4,078,593
Flowserve Corp.	167,276	5,802,804
Fortive Corp.	450,926	30,058,727
Franklin Electric Co., Inc.	49,721	4,751,836
FreightCar America, Inc. (a)(b)	16,274	59,726
Gates Industrial Corp. PLC (a)	134,381	1,886,709
Gencor Industries, Inc. (a)(b)	10,724	150,136
Gorman-Rupp Co.	28,565	795,821
Graco, Inc.	214,867	14,941,851
Graham Corp. (a)(b)	12,821	184,110
Helios Technologies, Inc.	41,931	2,840,406
Hillenbrand, Inc.	88,496	4,171,701
Hillman Solutions Corp. Class A (a)(b)	157,001	1,395,739
Hurco Companies, Inc.	7,652	224,433
Hydrofarm Holdings Group, Inc. (a)(b)	57,556	110,508
Hyliion Holdings Corp. Class A (a)(b)	159,227	450,612
Hyster-Yale Materials Handling, Inc. Class A	13,148	511,589
Hyzon Motors, Inc. Class A (a)(b)	109,457	142,294
IDEX Corp.	96,247	21,653,650
Illinois Tool Works, Inc.	355,915	82,985,141
Ingersoll Rand, Inc.	516,079	29,968,708
ITT, Inc.	105,632	9,600,892
John Bean Technologies Corp.	41,107	4,558,355
Kadant, Inc.	15,028	3,225,910
Kennametal, Inc. (b)	104,457	2,959,267
L.B. Foster Co. Class A (a)	12,622	158,659
Laser Photonics Corp. (b)	4,335	23,062
Lightning eMotors, Inc. (a)(b)	29,863	20,047
Lincoln Electric Holdings, Inc.	73,417	12,328,917
Lindsay Corp.	14,174	2,133,045
LiqTech International, Inc. (a)(b)	16,458	8,262
Luxfer Holdings PLC sponsored	34,021	563,728
Manitex International, Inc. (a)	18,263	93,507
Manitowoc Co., Inc. (a)	44,169	835,236
Markforged Holding Corp. (a)(b)	116,626	155,113
Mayville Engineering Co., Inc. (a)	12,210	198,046
Microvast Holdings, Inc. (a)(b)	238,711	307,937
Middleby Corp. (a)	68,676	10,678,431
Miller Industries, Inc.	14,451	401,882
Mueller Industries, Inc.	72,507	5,363,343
Mueller Water Products, Inc. Class A (b)	204,086	2,830,673
Nauticus Robotics, Inc. (a)(b)	2,567	9,549
Nikola Corp. (a)(b)	425,558	944,739
NN, Inc. (a)(b)	54,154	99,643
Nordson Corp.	68,586	15,064,229
Omega Flex, Inc. (b)	3,833	446,085
Oshkosh Corp.	83,553	7,452,092
Otis Worldwide Corp.	530,367	44,879,656
PACCAR, Inc.	664,578	47,982,532
Park-Ohio Holdings Corp.	10,696	142,364
Parker Hannifin Corp.	163,571	57,552,456
Pentair PLC	209,751	11,733,471
Perma-Pipe International Holdings, Inc. (a)	5,117	51,835
Proterra, Inc. Class A (a)(b)	257,283	1,080,589
Proto Labs, Inc. (a)	33,930	1,066,759
RBC Bearings, Inc. (a)	37,123	8,531,237
REV Group, Inc. (b)	39,731	464,455
Sarcos Technology and Robotics Corp. Class A (a)	102,417	64,523
Shyft Group, Inc. (The)	40,465	1,049,257
Snap-On, Inc.	67,579	16,805,546
SPX Technologies, Inc. (a)	58,299	4,106,582
Standex International Corp.	15,942	1,844,171
Stanley Black & Decker, Inc.	188,956	16,176,523
Symbotic, Inc. (a)	12,590	205,847
Taylor Devices, Inc. (a)	329	5,409
Tennant Co.	23,137	1,638,562
Terex Corp.	85,306	5,050,968
The Greenbrier Companies, Inc. (b)	43,147	1,385,450
The L.S. Starrett Co. Class A (a)	6,992	76,912
Timken Co.	84,337	7,206,597
Titan International, Inc. (a)	65,589	813,959
Toro Co.	132,561	14,640,037
Trinity Industries, Inc.	103,530	2,889,522
Twin Disc, Inc. (a)	11,812	129,460
Urban-Gro, Inc. (a)(b)	9,651	33,199
Velo3D, Inc. (a)(b)	78,571	249,070
Wabash National Corp.	61,696	1,690,470
Watts Water Technologies, Inc. Class A	34,964	6,126,742
Westinghouse Air Brake Tech Co.	231,913	24,195,483
Xos, Inc. Class A (a)(b)	69,596	53,422
Xylem, Inc.	229,878	23,596,977
		1,050,956,769
Marine - 0.0%
Eagle Bulk Shipping, Inc. (b)	12,352	806,215
Genco Shipping & Trading Ltd.	48,363	921,315
Kirby Corp. (a)	76,860	5,574,656
Matson, Inc.	48,066	3,196,870
Pangaea Logistics Solutions Ltd.	43,271	287,319
		10,786,375
Professional Services - 0.6%
Alight, Inc. Class A (a)	344,451	3,306,730
ASGN, Inc. (a)	63,955	5,679,204
Atlas Technical Consultants, Inc. (a)	40,828	499,326
Barrett Business Services, Inc.	9,346	897,029
BGSF, Inc.	12,166	172,027
BlackSky Technology, Inc. Class A (a)(b)	89,742	171,407
Booz Allen Hamilton Holding Corp. Class A	168,363	15,949,027
CACI International, Inc. Class A (a)	30,017	8,794,981
CBIZ, Inc. (a)	64,803	3,245,982
Clarivate Analytics PLC (a)	556,540	5,637,750
CoStar Group, Inc. (a)	518,280	36,621,665
CRA International, Inc.	8,884	1,105,791
DLH Holdings Corp. (a)	13,801	175,963
Dun & Bradstreet Holdings, Inc.	279,524	3,357,083
Equifax, Inc.	156,136	31,622,224
Exponent, Inc.	64,884	6,676,564
First Advantage Corp. (a)	76,464	1,109,493
FiscalNote Holdings, Inc. Class A (a)(b)	91,349	214,670
Forrester Research, Inc. (a)	14,203	467,137
Franklin Covey Co. (a)	15,028	704,362
FTI Consulting, Inc. (a)	44,038	8,090,221
Gee Group, Inc. (a)(b)	119,757	50,669
Heidrick & Struggles International, Inc.	24,712	848,363
Hirequest, Inc.	6,725	153,196
HireRight Holdings Corp. (a)	24,117	265,769
Hudson Global, Inc. (a)	3,305	84,344
Huron Consulting Group, Inc. (a)	25,174	1,766,963
ICF International, Inc.	21,768	2,165,698
Innodata, Inc. (a)(b)	27,694	187,211
Insperity, Inc.	45,419	5,636,044
Jacobs Solutions, Inc.	162,706	19,443,367
KBR, Inc.	175,078	9,648,549
Kelly Services, Inc. Class A (non-vtg.)	42,974	718,955
Kforce, Inc.	25,334	1,583,122
Korn Ferry	68,380	3,821,758
LegalZoom.com, Inc. (a)	117,908	963,308
Leidos Holdings, Inc.	174,166	16,906,294
Manpower, Inc.	64,267	5,454,983
Mastech Digital, Inc. (a)	5,279	62,609
MISTRAS Group, Inc. (a)	25,336	139,855
NV5 Global, Inc. (a)	16,051	1,688,886
Planet Labs PBC Class A (a)(b)	250,997	1,157,096
RCM Technologies, Inc. (a)(b)	8,830	127,329
Red Violet, Inc. (a)	14,473	294,815
Resources Connection, Inc.	39,993	722,274
Robert Half International, Inc.	138,143	11,137,089
Science Applications International Corp.	70,199	7,486,021
ShiftPixy, Inc. (a)(b)	1,266	6,469
Skillsoft Corp. (a)	110,493	172,369
Spire Global, Inc. (a)(b)	125,705	129,476
Staffing 360 Solutions, Inc. (a)(b)	3,140	5,652
Sterling Check Corp. (a)(b)	29,465	374,795
TransUnion Holding Co., Inc.	245,867	16,087,078
TriNet Group, Inc. (a)	45,729	3,789,562
TrueBlue, Inc. (a)	40,678	760,679
Upwork, Inc. (a)	153,878	1,744,977
Verisk Analytics, Inc.	199,319	34,105,474
Where Food Comes From, Inc. (a)(b)	1,270	17,158
Willdan Group, Inc. (a)	15,358	277,365
		284,484,257
Road & Rail - 0.9%
ArcBest Corp. (b)	30,965	2,978,833
Avis Budget Group, Inc. (a)	31,681	6,959,048
Bird Global, Inc. Class A (a)	165,230	33,410
Covenant Transport Group, Inc. Class A (b)	10,854	376,091
CSX Corp.	2,679,119	81,686,338
Daseke, Inc. (a)	74,879	610,264
FTAI Infrastructure LLC	124,873	390,852
Heartland Express, Inc.	63,546	1,024,997
Helbiz, Inc. (a)(b)	8,295	1,152
Hertz Global Holdings, Inc. (a)	212,081	3,925,619
J.B. Hunt Transport Services, Inc.	105,717	19,112,576
Knight-Swift Transportation Holdings, Inc. Class A	204,718	11,636,171
Landstar System, Inc.	45,624	8,248,363
Marten Transport Ltd.	74,792	1,650,659
Norfolk Southern Corp.	295,087	66,341,459
Old Dominion Freight Lines, Inc.	115,454	39,168,924
P.A.M. Transportation Services, Inc.	8,416	244,064
Patriot Transportation Holding, Inc. (a)	2,215	17,720
RXO, Inc. (a)	147,410	3,032,224
Ryder System, Inc.	64,043	6,270,450
Saia, Inc. (a)	33,743	9,139,966
Schneider National, Inc. Class B	48,247	1,353,811
TuSimple Holdings, Inc. (a)(b)	172,794	331,764
U-Haul Holding Co. (b)	13,537	869,211
U-Haul Holding Co. (non-vtg.) (b)	112,031	6,232,285
U.S. Xpress Enterprises, Inc. (a)	39,055	61,316
Union Pacific Corp.	783,600	162,424,608
Universal Logistics Holdings, Inc.	8,477	251,767
Werner Enterprises, Inc.	75,213	3,493,644
XPO, Inc. (a)	145,838	4,865,156
Yellow Corp. (a)(b)	40,956	99,114
		442,831,856
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	131,447	5,689,026
Alta Equipment Group, Inc.	31,298	588,715
Applied Industrial Technologies, Inc.	49,218	7,031,283
Beacon Roofing Supply, Inc. (a)	64,973	4,223,245
BlueLinx Corp. (a)	11,471	968,038
Boise Cascade Co.	50,124	3,464,070
Core & Main, Inc. (a)(b)	93,518	2,179,905
Custom Truck One Source, Inc. Class A (a)	77,456	560,781
Distribution Solutions Group I (a)	5,667	251,671
DXP Enterprises, Inc. (a)	19,687	569,151
EVI Industries, Inc. (a)	6,923	139,845
Fastenal Co.	730,232	37,650,762
Ferguson PLC (b)	265,806	38,302,645
FTAI Aviation Ltd.	127,433	3,220,232
GATX Corp. (b)	45,428	4,955,741
Global Industrial Co.	20,646	580,772
GMS, Inc. (a)	54,237	3,292,728
H&E Equipment Services, Inc.	43,087	2,391,329
Herc Holdings, Inc.	31,524	4,526,531
Hudson Technologies, Inc. (a)	48,210	488,367
India Globalization Capital, Inc. (a)(b)	42,330	16,085
Karat Packaging, Inc.	7,490	116,095
McGrath RentCorp.	30,970	3,184,955
Mega Matrix Corp. (a)(b)	13,527	21,373
MRC Global, Inc. (a)	107,459	1,203,541
MSC Industrial Direct Co., Inc. Class A	60,096	5,079,314
NOW, Inc. (a)	142,360	1,829,326
Rush Enterprises, Inc.:
Class A	61,938	3,510,646
Class B	1,479	88,710
SiteOne Landscape Supply, Inc. (a)(b)	57,633	8,549,279
Titan Machinery, Inc. (a)	25,757	1,179,413
Transcat, Inc. (a)	8,908	801,631
Triton International Ltd. (b)	74,440	5,131,894
United Rentals, Inc.	88,237	41,341,682
Univar Solutions, Inc. (a)	207,734	7,218,757
Veritiv Corp. (b)	17,274	2,615,975
W.W. Grainger, Inc.	57,302	38,302,376
Watsco, Inc. (b)	42,427	12,927,931
WESCO International, Inc.	56,965	9,432,265
Willis Lease Finance Corp. (a)	3,309	191,690
		263,817,775
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)(b)	2,437	17,888
TOTAL INDUSTRIALS		4,825,387,134
INFORMATION TECHNOLOGY - 25.9%
Communications Equipment - 0.8%
Actelis Networks, Inc. (a)(b)	2,989	1,435
ADTRAN Holdings, Inc.	93,314	1,628,329
Airspan Networks Holdings, Inc. (a)(b)	29,364	36,999
Applied Optoelectronics, Inc. (a)(b)	33,712	94,731
Arista Networks, Inc. (a)	315,697	43,787,174
Aviat Networks, Inc. (a)	13,399	476,066
BK Technologies Corp.	6,569	22,860
CalAmp Corp. (a)	46,538	198,717
Calix, Inc. (a)	72,636	3,715,331
Cambium Networks Corp. (a)	14,256	286,118
Casa Systems, Inc. (a)(b)	47,285	171,172
Ciena Corp. (a)	189,340	9,129,975
Cisco Systems, Inc.	5,233,204	253,391,738
Clearfield, Inc. (a)	14,268	894,461
ClearOne, Inc. (a)	14,726	23,267
CommScope Holding Co., Inc. (a)	264,043	1,911,671
COMSovereign Holding Corp. (a)(b)	557	2,000
Comtech Telecommunications Corp.	34,251	547,673
Digi International, Inc. (a)	46,045	1,536,522
DZS, Inc. (a)(b)	20,188	213,993
EMCORE Corp. (a)	41,966	60,221
Extreme Networks, Inc. (a)	166,410	3,115,195
F5, Inc. (a)	76,391	10,922,385
Franklin Wireless Corp. (a)	7,493	36,866
Genasys, Inc. (a)(b)	46,131	169,301
Harmonic, Inc. (a)	136,269	1,797,388
Infinera Corp. (a)(b)	247,209	1,747,768
Inseego Corp. (a)(b)	104,309	93,409
Juniper Networks, Inc.	413,859	12,738,580
KVH Industries, Inc. (a)	17,948	177,685
Lantronix, Inc. (a)	36,529	188,124
Lumentum Holdings, Inc. (a)	87,788	4,723,872
Motorola Solutions, Inc.	213,132	56,013,221
NETGEAR, Inc. (a)	36,081	653,066
NetScout Systems, Inc. (a)	87,735	2,495,183
Network-1 Security Solutions, Inc. (b)	6,331	14,055
Ondas Holdings, Inc. (a)(b)	44,010	82,739
Optical Cable Corp. (a)	2,399	10,364
PCTEL, Inc.	19,943	89,345
Ribbon Communications, Inc. (a)	112,855	503,333
Tessco Technologies, Inc. (a)	8,063	38,702
Ubiquiti, Inc. (b)	5,419	1,453,918
ViaSat, Inc. (a)(b)	96,137	3,053,311
Viavi Solutions, Inc. (a)	289,782	3,170,215
Vislink Technologies, Inc. (a)(b)	42,158	21,146
		421,439,624
Electronic Equipment & Components - 0.9%
908 Devices, Inc. (a)(b)	27,686	249,174
ADDvantage Technologies Group, Inc. (a)(b)	9,236	13,115
Advanced Energy Industries, Inc.	48,201	4,486,549
Aeva Technologies, Inc. (a)(b)	130,160	232,986
AEye, Inc. Class A (a)(b)	147,277	86,997
Airgain, Inc. (a)	11,534	87,774
Akoustis Technologies, Inc. (a)	73,495	274,871
Alpine 4 Holdings, Inc. (a)(b)	212,157	119,869
Amphenol Corp. Class A (b)	758,572	58,804,501
AmpliTech Group, Inc. (a)(b)	7,997	21,112
Arlo Technologies, Inc. (a)	112,010	425,638
Arrow Electronics, Inc. (a)	78,230	9,230,358
Astrotech Corp. (a)(b)	2,460	30,750
Avnet, Inc.	116,688	5,217,120
Badger Meter, Inc. (b)	37,532	4,564,642
Bel Fuse, Inc. Class B (non-vtg.)	15,063	535,038
Belden, Inc.	54,816	4,625,374
Benchmark Electronics, Inc.	43,935	1,045,214
CDW Corp.	172,408	34,898,827
Cemtrex, Inc. (a)(b)	721	5,804
Cepton, Inc. (a)	30,626	31,851
ClearSign Combustion Corp. (a)(b)	30,692	24,765
Climb Global Solutions, Inc.	4,884	192,771
Coda Octopus Group, Inc. (a)(b)	4,379	29,996
Cognex Corp.	220,911	10,475,600
Coherent Corp. (a)(b)	177,517	7,656,308
Corning, Inc.	971,491	32,982,119
CPS Technologies Corp. (a)(b)	13,073	40,134
CTS Corp.	41,175	1,783,289
Daktronics, Inc. (a)	50,439	204,782
Data I/O Corp. (a)	7,596	33,726
Digital Ally, Inc. (a)(b)	2,478	11,919
Electro-Sensors, Inc. (a)	1,518	6,952
eMagin Corp. (a)(b)	93,428	99,968
ePlus, Inc. (a)	35,400	1,917,618
Evolv Technologies Holdings, Inc. (a)	88,570	243,568
Fabrinet (a)	46,848	5,709,366
FARO Technologies, Inc. (a)	23,638	642,954
Focus Universal, Inc. (a)(b)	22,366	112,948
Frequency Electronics, Inc.	2,683	16,957
Identiv, Inc. (a)	28,753	201,846
Insight Enterprises, Inc. (a)	38,845	5,202,122
Interlink Electronics, Inc. (a)	936	8,190
IPG Photonics Corp. (a)	41,103	5,065,534
Iteris, Inc. (a)	52,814	255,620
Itron, Inc. (a)	57,622	3,213,579
Jabil, Inc.	171,117	14,207,845
KEY Tronic Corp. (a)	8,975	61,389
Keysight Technologies, Inc. (a)	227,808	36,440,168
Kimball Electronics, Inc. (a)	30,839	771,283
Knowles Corp. (a)	122,158	2,074,243
LGL Group, Inc. (a)	3,314	15,344
LGL Group, Inc. warrants 11/16/25 (a)	2,530	506
LightPath Technologies, Inc. Class A (a)	20,018	35,032
Lightwave Logic, Inc. (a)(b)	140,565	829,334
Littelfuse, Inc.	31,742	8,212,608
Luna Innovations, Inc. (a)	41,174	413,387
M-Tron Industries, Inc. (a)	2,054	21,341
Methode Electronics, Inc. Class A	47,122	2,296,255
MicroVision, Inc. (a)(b)	207,000	529,920
Mirion Technologies, Inc. Class A (a)(b)	158,510	1,439,271
Napco Security Technologies, Inc. (a)	38,012	1,201,179
National Instruments Corp.	166,551	8,412,491
Neonode, Inc. (a)	11,849	94,792
nLIGHT, Inc. (a)	56,870	642,631
Nortech Systems, Inc. (a)	1,329	19,390
Novanta, Inc. (a)	45,744	7,177,691
OSI Systems, Inc. (a)	20,596	1,906,160
Ouster, Inc. (a)	327,215	392,658
Par Technology Corp. (a)(b)	35,676	1,218,335
PC Connection, Inc.	14,090	617,142
Plexus Corp. (a)	35,159	3,371,397
Powerfleet, Inc. (a)	47,015	130,702
Presto Automation, Inc. (a)(b)	3,862	8,149
Red Cat Holdings, Inc. (a)(b)	42,739	55,988
Research Frontiers, Inc. (a)(b)	20,807	39,117
RF Industries Ltd. (a)	8,437	41,763
Richardson Electronics Ltd.	13,776	289,020
Rogers Corp. (a)	24,172	3,558,118
Sanmina Corp. (a)	73,420	4,438,973
ScanSource, Inc. (a)	31,410	979,364
Sigmatron International, Inc. (a)(b)	7,407	29,035
Smartrent, Inc. (a)(b)	154,780	400,880
Sobr Safe, Inc. (a)(b)	6,350	10,605
Sono-Tek Corp. (a)(b)	16,035	85,386
TD SYNNEX Corp.	53,835	5,196,154
TE Connectivity Ltd.	405,315	51,604,706
Teledyne Technologies, Inc. (a)	59,871	25,748,721
Tingo Group, Inc. (a)(b)	139,597	126,754
Trimble, Inc. (a)	314,983	16,398,015
TTM Technologies, Inc. (a)	131,517	1,747,861
Universal Security Instruments, Inc. (a)	1,618	4,207
Vishay Intertechnology, Inc.	166,510	3,535,007
Vishay Precision Group, Inc. (a)	15,458	673,969
Vontier Corp.	202,215	5,291,967
Wireless Telecom Group, Inc. (a)	23,041	43,317
Wrap Technologies, Inc. (a)(b)	33,823	77,793
Zebra Technologies Corp. Class A (a)	65,868	19,776,867
		433,814,425
IT Services - 4.3%
Accenture PLC Class A	803,013	213,240,102
Affirm Holdings, Inc. (a)(b)	268,068	3,651,086
AgileThought, Inc. Class A (a)	32,740	140,782
Akamai Technologies, Inc. (a)	200,293	14,541,272
AppTech Payments Corp. (a)(b)	13,412	24,812
Automatic Data Processing, Inc.	528,705	116,219,933
AvidXchange Holdings, Inc. (a)	171,510	1,706,525
Backblaze, Inc. Class A (a)(b)	16,094	90,126
BigCommerce Holdings, Inc. (a)	76,774	730,888
Block, Inc. Class A (a)	685,052	52,564,040
BM Technologies, Inc. (a)(b)	11,248	37,456
Brightcove, Inc. (a)	53,707	288,407
Broadridge Financial Solutions, Inc.	150,159	21,139,384
Cantaloupe, Inc. (a)	69,467	400,130
Cass Information Systems, Inc.	15,085	729,360
Castellum, Inc. (a)(b)	18,720	18,533
Cerberus Cyber Sentinel Corp. (a)	59,628	33,994
Cloudflare, Inc. (a)	363,009	21,784,170
Cognizant Technology Solutions Corp. Class A	655,073	41,027,222
Computer Task Group, Inc. (a)	17,612	130,681
Concentrix Corp.	54,197	7,416,317
Conduent, Inc. (a)	206,228	820,787
Crexendo, Inc.	9,287	18,574
CSG Systems International, Inc.	39,746	2,233,725
CSP, Inc.	1,445	16,336
Cyxtera Technologies, Inc. Class A (a)	70,342	157,566
Data Storage Corp. (a)	4,633	8,177
DecisionPoint Systems, Inc. (a)(b)	6,647	50,650
Digitalocean Holdings, Inc. (a)(b)	78,026	2,495,271
DXC Technology Co. (a)	293,201	8,133,396
Edgio, Inc. (a)	167,032	205,449
EPAM Systems, Inc. (a)	73,311	22,554,129
Euronet Worldwide, Inc. (a)	60,183	6,550,920
EVERTEC, Inc.	83,778	3,083,868
EVO Payments, Inc. Class A (a)	57,970	1,962,285
Exela Technologies, Inc. (a)(b)	88,515	4,426
ExlService Holdings, Inc. (a)	42,251	6,950,712
Fastly, Inc. Class A (a)	139,847	1,942,475
Fidelity National Information Services, Inc.	757,617	48,010,189
Fiserv, Inc. (a)	809,345	93,147,516
FleetCor Technologies, Inc. (a)	93,999	20,190,045
Flywire Corp. (a)	80,714	1,996,057
Gartner, Inc. (a)	100,615	32,982,603
Genpact Ltd.	215,247	10,273,739
Global Payments, Inc.	344,868	38,694,190
GoDaddy, Inc. (a)	197,511	14,953,558
Grid Dynamics Holdings, Inc. (a)	64,789	754,792
Hackett Group, Inc.	30,833	574,727
i3 Verticals, Inc. Class A (a)	27,895	686,496
IBM Corp.	1,152,251	148,986,054
Information Services Group, Inc.	43,141	227,353
Inpixon (a)(b)	1,962	2,335
International Money Express, Inc. (a)	43,179	1,103,223
Jack Henry & Associates, Inc.	93,051	15,282,696
Kyndryl Holdings, Inc. (a)	261,761	4,107,030
Marqeta, Inc. Class A (a)	568,315	3,296,227
MasterCard, Inc. Class A	1,081,725	384,326,075
Maximus, Inc.	77,418	6,354,469
MoneyGram International, Inc. (a)	117,744	1,277,522
MongoDB, Inc. Class A (a)	87,617	18,357,514
Okta, Inc. (a)	193,735	13,811,368
OMNIQ Corp. (a)(b)	3,021	15,135
Paychex, Inc.	408,880	45,140,352
Paymentus Holdings, Inc. (a)(b)	20,905	187,100
Payoneer Global, Inc. (a)	257,393	1,492,879
PayPal Holdings, Inc. (a)	1,453,062	106,945,363
Paysign, Inc. (a)	38,595	149,749
Perficient, Inc. (a)	44,514	3,151,591
PFSweb, Inc. (a)	20,439	131,627
Priority Technology Holdings, Inc. (a)	17,410	68,247
Rackspace Technology, Inc. (a)(b)	69,442	163,189
Remitly Global, Inc. (a)	125,170	1,831,237
Repay Holdings Corp. (a)	98,590	836,043
Research Solutions, Inc. (a)	20,127	41,462
Ryvyl, Inc. (a)(b)	18,089	9,045
Sabre Corp. (a)(b)	416,442	2,107,197
Shift4 Payments, Inc. (a)	67,037	4,323,887
Snowflake, Inc. (a)	363,107	56,056,459
Squarespace, Inc. Class A (a)	52,677	1,233,169
SS&C Technologies Holdings, Inc.	279,569	16,410,700
StarTek, Inc. (a)	7,982	30,571
Steel Connect, Inc. (a)(b)	11,060	14,267
TaskUs, Inc. (a)	33,929	583,748
The Glimpse Group, Inc. (a)(b)	11,157	45,744
The OLB Group, Inc. (a)	17,950	17,232
The Western Union Co.	489,536	6,344,387
Thoughtworks Holding, Inc. (a)	82,011	603,601
Toast, Inc. (a)	394,619	7,466,191
Ttec Holdings, Inc.	24,863	1,000,984
Tucows, Inc. (a)(b)	12,357	285,694
Twilio, Inc. Class A (a)	222,783	14,973,245
Unisys Corp. (a)	85,581	426,193
Usio, Inc. (a)	22,710	42,241
VeriSign, Inc. (a)	117,305	23,089,143
Verra Mobility Corp. (a)	178,918	3,082,757
Visa, Inc. Class A	2,083,702	458,289,418
WaveDancer, Inc. (a)(b)	11,457	8,593
WEX, Inc. (a)	55,617	10,723,514
WidePoint Corp. (a)	8,205	16,697
		2,179,838,395
Semiconductors & Semiconductor Equipment - 5.4%
ACM Research, Inc.	51,659	536,220
Advanced Micro Devices, Inc. (a)	2,054,863	161,471,135
AEHR Test Systems (a)	31,576	1,053,060
Allegro MicroSystems LLC (a)	82,773	3,615,525
Alpha & Omega Semiconductor Ltd. (a)	28,175	752,554
Ambarella, Inc. (a)	46,697	4,403,994
Amkor Technology, Inc.	127,987	3,296,945
Amtech Systems, Inc. (a)	13,876	132,932
Analog Devices, Inc.	655,448	120,255,045
Applied Materials, Inc.	1,096,155	127,318,403
Ascent Solar Technologies, Inc. (a)(b)	6,776	3,328
Atomera, Inc. (a)(b)	29,632	196,460
Axcelis Technologies, Inc. (a)	41,540	5,339,552
AXT, Inc. (a)	50,506	220,711
Broadcom, Inc.	516,118	306,723,766
CEVA, Inc. (a)	31,603	997,391
Cirrus Logic, Inc. (a)	70,317	7,225,072
Cohu, Inc. (a)	61,607	2,291,780
Credo Technology Group Holding Ltd. (a)(b)	115,948	1,230,208
CVD Equipment Corp. (a)(b)	7,163	84,094
Diodes, Inc. (a)	58,316	5,346,994
Enphase Energy, Inc. (a)	173,249	36,474,112
Entegris, Inc.	190,132	16,204,950
Everspin Technologies, Inc. (a)	20,068	138,469
First Solar, Inc. (a)	126,373	21,374,729
FormFactor, Inc. (a)	98,376	2,961,118
GSI Technology, Inc. (a)	15,106	24,623
Ichor Holdings Ltd. (a)	37,553	1,237,371
Impinj, Inc. (a)	26,835	3,558,858
indie Semiconductor, Inc. (a)(b)	85,778	897,238
Intel Corp.	5,260,542	131,145,312
Intest Corp. (a)	13,047	194,139
KLA Corp.	180,411	68,444,325
Kopin Corp. (a)	109,115	125,482
Kulicke & Soffa Industries, Inc. (b)	74,483	3,969,944
Lam Research Corp.	173,765	84,451,528
Lattice Semiconductor Corp. (a)	174,526	14,827,729
MACOM Technology Solutions Holdings, Inc. (a)	65,303	4,475,868
Marvell Technology, Inc.	1,087,480	49,099,722
MaxLinear, Inc. Class A (a)	92,844	3,176,193
Meta Materials, Inc. (a)(b)	400,982	256,628
Microchip Technology, Inc.	700,647	56,773,426
Micron Technology, Inc.	1,385,543	80,112,096
MKS Instruments, Inc.	73,013	7,077,150
Monolithic Power Systems, Inc.	56,848	27,530,918
Navitas Semiconductor Corp. (a)(b)	96,270	624,792
NVE Corp.	6,011	456,716
NVIDIA Corp.	3,173,785	736,825,926
NXP Semiconductors NV	330,295	58,951,052
onsemi (a)	551,028	42,655,077
Onto Innovation, Inc. (a)	63,435	5,231,484
PDF Solutions, Inc. (a)	38,337	1,435,337
Peraso, Inc. (a)	5,952	4,643
Photronics, Inc. (a)	78,894	1,390,112
Pixelworks, Inc. (a)	62,544	100,070
Power Integrations, Inc.	72,970	6,001,783
Qorvo, Inc. (a)	129,230	13,038,015
Qualcomm, Inc.	1,428,781	176,497,317
QuickLogic Corp. (a)(b)	15,336	87,262
Rambus, Inc. (a)	136,940	6,056,856
Rigetti Computing, Inc. Class A (a)	90,516	67,860
Semtech Corp. (a)	81,706	2,517,362
Silicon Laboratories, Inc. (a)	42,567	7,599,487
SiTime Corp. (a)	20,720	2,572,388
SkyWater Technology, Inc. (a)(b)	10,789	141,660
Skyworks Solutions, Inc.	204,386	22,803,346
SMART Global Holdings, Inc. (a)	64,201	1,072,157
SolarEdge Technologies, Inc. (a)	71,261	22,655,297
Synaptics, Inc. (a)	51,050	6,003,991
Teradyne, Inc.	198,141	20,039,981
Texas Instruments, Inc.	1,156,312	198,249,692
Transphorm, Inc. (a)	26,503	100,181
Trio-Tech International (a)	2,367	10,652
Ultra Clean Holdings, Inc. (a)	58,890	1,876,235
Universal Display Corp.	55,483	7,537,366
Veeco Instruments, Inc. (a)(b)	66,602	1,416,625
WiSA Technologies, Inc. (a)(b)	143	641
Wolfspeed, Inc. (a)(b)	158,522	11,727,458
		2,722,775,918
Software - 8.6%
8x8, Inc. (a)(b)	146,362	778,646
A10 Networks, Inc.	82,753	1,259,501
ACI Worldwide, Inc. (a)	143,928	3,720,539
Adeia, Inc.	141,208	1,392,311
Adobe, Inc. (a)	592,471	191,930,980
Agilysys, Inc. (a)	25,338	2,024,760
Alarm.com Holdings, Inc. (a)	64,318	3,269,284
Alkami Technology, Inc. (a)	45,884	704,778
Altair Engineering, Inc. Class A (a)(b)	67,280	4,309,957
Alteryx, Inc. Class A (a)	77,551	5,064,856
American Software, Inc. Class A	44,280	599,551
Amplitude, Inc. (a)(b)	70,798	934,534
ANSYS, Inc. (a)	111,009	33,703,442
AppFolio, Inc. (a)	24,172	3,192,154
Appian Corp. Class A (a)(b)	53,082	2,200,249
AppLovin Corp. (a)	157,906	2,131,731
Arteris, Inc. (a)	21,069	138,423
Asana, Inc. (a)(b)	97,886	1,447,734
Aspen Technology, Inc. (a)	37,106	7,866,843
Asure Software, Inc. (a)	23,987	320,226
Atlassian Corp. PLC (a)	189,060	31,068,230
Auddia, Inc. (a)	3,096	3,715
AudioEye, Inc. (a)(b)	7,611	51,679
Authid, Inc. (a)(b)	21,089	9,967
Autodesk, Inc. (a)	274,988	54,637,366
AvePoint, Inc. (a)(b)	107,509	537,545
Aware, Inc. (a)	9,483	15,268
Bentley Systems, Inc. Class B	250,271	10,125,965
Bill Holdings, Inc. (a)(b)	121,291	10,264,857
Bio-Key International, Inc. (a)(b)	11,210	7,724
Black Knight, Inc. (a)	198,764	11,846,334
Blackbaud, Inc. (a)	57,297	3,190,870
Blackboxstocks, Inc. (a)(b)	11,138	11,361
BlackLine, Inc. (a)	69,557	4,754,917
Blend Labs, Inc. (a)	209,999	331,798
Box, Inc. Class A (a)	181,193	6,042,787
Braze, Inc. (a)(b)	42,266	1,297,566
Bridgeline Digital, Inc. (a)	6,040	6,040
BSQUARE Corp. (a)	21,884	26,480
BTCS, Inc.	7,098	10,292
C3.ai, Inc. (a)(b)	104,887	2,368,348
Cadence Design Systems, Inc. (a)	349,478	67,428,285
CCC Intelligent Solutions Holdings, Inc. Class A (a)	138,403	1,240,091
Cerence, Inc. (a)	51,202	1,401,911
Ceridian HCM Holding, Inc. (a)	195,875	14,285,164
Cipher Mining, Inc. (a)(b)	52,395	79,640
Cleanspark, Inc. (a)(b)	83,550	230,598
Clear Secure, Inc. (b)	95,122	2,924,050
Clearwater Analytics Holdings, Inc. (a)(b)	67,805	1,166,924
CommVault Systems, Inc. (a)	56,778	3,343,089
Confluent, Inc. (a)	194,577	4,745,733
Consensus Cloud Solutions, Inc. (a)	22,568	926,191
CoreCard Corp. (a)(b)	8,214	273,280
Couchbase, Inc. (a)(b)	30,968	503,540
Coupa Software, Inc. (a)	97,187	7,872,147
Crowdstrike Holdings, Inc. (a)	273,939	33,061,698
CS Disco, Inc. (a)	22,738	159,166
Cvent Holding Corp. (a)	78,874	572,625
Cyngn, Inc. (a)(b)	14,667	13,787
D-Wave Quantum, Inc. (a)(b)	66,965	46,541
Datadog, Inc. Class A (a)	316,673	24,231,818
DatChat, Inc. (a)	7,676	5,065
Dave, Inc. (a)(b)	5,885	49,493
Digimarc Corp. (a)(b)	17,159	349,872
Digital Turbine, Inc. (a)	112,536	1,208,637
DocuSign, Inc. (a)	255,874	15,697,870
Dolby Laboratories, Inc. Class A	78,385	6,449,518
Domo, Inc. Class B (a)	39,094	600,875
DoubleVerify Holdings, Inc. (a)	94,974	2,494,967
Dropbox, Inc. Class A (a)	340,895	6,954,258
Duck Creek Technologies, Inc. (a)	96,918	1,835,627
Dynatrace, Inc. (a)	275,229	11,705,489
E2open Parent Holdings, Inc. (a)(b)	225,046	1,395,285
Ebix, Inc. (b)	30,364	527,726
eGain Communications Corp. (a)	27,575	215,361
Elastic NV (a)	98,541	5,815,890
Embark Technology, Inc. (a)(b)	19,324	79,228
Enfusion, Inc. Class A (a)(b)	16,943	181,629
EngageSmart, Inc. (a)	37,701	793,229
Envestnet, Inc. (a)(b)	70,720	4,420,707
Everbridge, Inc. (a)	51,319	1,677,105
EverCommerce, Inc. (a)	37,533	375,330
Expensify, Inc. (a)	56,060	472,025
Fair Isaac Corp. (a)	31,773	21,522,712
Five9, Inc. (a)	89,919	5,934,654
ForgeRock, Inc. (a)	46,973	960,128
Fortinet, Inc. (a)	826,523	49,128,527
Foxo Technologies, Inc. Class A (a)(b)	17,338	9,224
Freshworks, Inc. (a)(b)	204,466	3,054,722
Gen Digital, Inc.	738,465	14,407,452
GitLab, Inc. (a)(b)	75,931	3,344,001
Greenidge Generation Holdings, Inc. (a)(b)	11,557	5,952
GSE Systems, Inc. (a)	29,471	24,166
Guidewire Software, Inc. (a)	104,724	7,352,672
HashiCorp, Inc. (a)	93,971	2,743,953
HubSpot, Inc. (a)	61,926	23,956,692
Informatica, Inc. (a)(b)	48,043	828,742
Instructure Holdings, Inc. (a)(b)	21,525	554,699
Intapp, Inc. (a)	18,957	750,318
Intellicheck, Inc. (a)(b)	18,177	43,625
Intellinetics, Inc. (a)(b)	761	3,272
InterDigital, Inc.	34,441	2,513,849
Intrusion, Inc. (a)(b)	14,549	35,209
Intuit, Inc.	359,232	146,272,086
Inuvo, Inc. (a)(b)	93,057	35,827
IronNet, Inc. Class A (a)	62,881	29,944
Issuer Direct Corp. (a)	3,440	89,750
Jamf Holding Corp. (a)	59,133	1,254,802
Kaltura, Inc. (a)	90,163	174,015
Latch, Inc. (a)(b)	128,805	101,756
LivePerson, Inc. (a)	91,086	921,790
Liveramp Holdings, Inc. (a)	85,978	2,031,660
Livevox Holdings, Inc. (a)	24,687	56,286
Manhattan Associates, Inc. (a)	79,430	11,418,063
Marathon Digital Holdings, Inc. (a)(b)	141,197	1,002,499
Marin Software, Inc. (a)(b)	15,416	16,803
Matterport, Inc. (a)(b)	276,532	843,423
MeridianLink, Inc. (a)(b)	25,297	398,681
Microsoft Corp.	9,501,614	2,369,892,564
MicroStrategy, Inc. Class A (a)(b)	11,845	3,106,588
Mitek Systems, Inc. (a)	56,283	523,432
Model N, Inc. (a)	42,078	1,396,990
Momentive Global, Inc. (a)	166,942	1,151,900
N-able, Inc. (a)	87,130	1,031,619
nCino, Inc. (a)(b)	98,732	2,690,447
NCR Corp. (a)	175,127	4,470,992
NetSol Technologies, Inc. (a)	4,917	13,325
New Relic, Inc. (a)	74,253	5,418,241
Nextnav, Inc. (a)	29,441	81,257
Nutanix, Inc. Class A (a)	293,743	8,298,240
Oblong, Inc. (a)(b)	971	2,078
Olo, Inc. (a)(b)	138,688	1,099,796
ON24, Inc. (a)	53,555	516,270
Onespan, Inc. (a)	43,958	594,312
Oracle Corp.	1,958,488	171,171,851
Pagerduty, Inc. (a)	104,481	3,119,803
Palantir Technologies, Inc. (a)(b)	2,245,691	17,606,217
Palo Alto Networks, Inc. (a)	382,870	72,121,222
Park City Group, Inc. (b)	14,719	89,933
Paycom Software, Inc. (a)	62,000	17,921,720
Paycor HCM, Inc. (a)(b)	61,896	1,533,164
Paylocity Holding Corp. (a)	52,565	10,124,545
Pegasystems, Inc.	53,211	2,467,926
Phunware, Inc. (a)(b)	126,859	128,128
Porch Group, Inc. Class A (a)(b)	103,975	259,938
PowerSchool Holdings, Inc. (a)	41,558	953,756
Procore Technologies, Inc. (a)(b)	88,315	5,916,222
Progress Software Corp. (b)	54,731	3,143,749
PROS Holdings, Inc. (a)	52,968	1,381,935
PTC, Inc. (a)	134,518	16,859,141
Q2 Holdings, Inc. (a)	74,582	2,407,507
Qualtrics International, Inc. (a)	142,291	2,407,564
Qualys, Inc. (a)	44,036	5,202,853
Quantum Computing, Inc. (a)(b)	30,978	44,608
Rapid7, Inc. (a)	75,520	3,572,096
Rekor Systems, Inc. (a)(b)	57,128	85,121
Remark Holdings, Inc. (a)(b)	9,595	13,433
Rimini Street, Inc. (a)	63,569	272,075
RingCentral, Inc. (a)	98,004	3,238,052
Riot Platforms, Inc. (a)(b)	216,131	1,350,819
Roper Technologies, Inc.	135,121	58,129,054
Rubicon Technologies, Inc. Class A (a)(b)	6,854	6,815
Salesforce.com, Inc. (a)	1,274,595	208,536,488
Samsara, Inc. (a)(b)	128,301	2,137,495
SeaChange International, Inc. (a)	31,744	13,332
SecureWorks Corp. (a)	14,155	107,153
Semrush Holdings, Inc. (a)	44,699	357,592
SentinelOne, Inc. (a)	267,919	4,284,025
ServiceNow, Inc. (a)	257,436	111,256,116
ShotSpotter, Inc. (a)	11,093	378,271
Sigma Additive Solutions, Inc. (a)(b)	8,545	5,042
SilverSun Technologies, Inc. (A Shares) (a)	1,276	4,326
Smartsheet, Inc. (a)	166,872	7,345,705
Smith Micro Software, Inc. (a)(b)	61,170	85,638
SolarWinds, Inc. (a)	58,521	498,599
Soluna Holdings, Inc. (a)	9,112	3,098
SoundHound AI, Inc. (a)(b)	141,913	424,320
Splunk, Inc. (a)	190,733	19,550,133
Sprinklr, Inc. (a)	75,197	815,887
Sprout Social, Inc. (a)	60,458	3,686,729
SPS Commerce, Inc. (a)	45,994	6,928,536
SRAX, Inc. (a)(b)	31,700	52,622
Stronghold Digital Mining, Inc. Class A (a)(b)	25,776	15,208
Sumo Logic, Inc. (a)	139,053	1,650,559
Synchronoss Technologies, Inc. (a)	93,028	99,540
Synopsys, Inc. (a)	194,814	70,865,541
Telos Corp. (a)	66,417	257,034
Tenable Holdings, Inc. (a)	143,507	6,347,315
Teradata Corp. (a)	129,910	5,295,132
TeraWulf, Inc. (a)	25,138	16,209
TeraWulf, Inc. rights (a)(c)	734	0
Tyler Technologies, Inc. (a)	53,090	17,055,163
UiPath, Inc. Class A (a)	447,844	6,646,005
Unity Software, Inc. (a)(b)	310,884	9,463,309
Upland Software, Inc. (a)	37,051	214,525
Varonis Systems, Inc. (a)	141,251	3,825,077
Verb Technology Co., Inc. (a)(b)	80,585	10,605
Verint Systems, Inc. (a)	83,607	3,125,230
Veritone, Inc. (a)(b)	38,810	275,163
Vertex, Inc. Class A (a)	44,042	686,174
Viant Technology, Inc. (a)	18,306	71,943
VirnetX Holding Corp. (a)(b)	76,905	136,891
VMware, Inc. Class A (a)	264,538	29,133,570
Weave Communications, Inc. (a)	34,940	180,640
Workday, Inc. Class A (a)	256,267	47,529,840
Workiva, Inc. (a)	58,483	5,216,684
Xperi, Inc. (a)	47,700	557,613
Yext, Inc. (a)	137,740	1,011,012
ZeroFox Holdings, Inc. (a)(b)	38,678	106,365
Zeta Global Holdings Corp. (a)(b)	161,746	1,716,125
Zoom Video Communications, Inc. Class A (a)	281,592	21,003,947
Zscaler, Inc. (a)	107,668	14,120,658
Zuora, Inc. (a)	162,940	1,380,102
		4,349,534,610
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	19,060,446	2,809,700,296
Astro-Med, Inc. (a)	6,345	79,122
Avid Technology, Inc. (a)	42,682	1,240,339
Boxlight Corp. (a)	63,010	37,787
CompoSecure, Inc. (a)	10,605	73,281
Corsair Gaming, Inc. (a)(b)	47,982	839,685
CPI Card Group (a)	5,690	183,616
Dell Technologies, Inc.	329,781	13,402,300
Diebold Nixdorf, Inc. (a)	90,385	291,040
Eastman Kodak Co. (a)(b)	90,906	314,535
Hewlett Packard Enterprise Co.	1,640,972	25,615,573
HP, Inc.	1,128,605	33,316,420
Immersion Corp.	41,472	317,261
Intevac, Inc. (a)	30,917	223,530
IonQ, Inc. (a)(b)	189,549	898,462
Movano, Inc. (a)	39,653	50,359
NetApp, Inc.	276,856	17,871,055
One Stop Systems, Inc. (a)(b)	19,220	55,354
Pure Storage, Inc. Class A (a)	359,038	10,246,945
Quantum Corp. (a)	131,112	148,157
Seagate Technology Holdings PLC	245,051	15,820,493
Socket Mobile, Inc. (a)(b)	6,713	14,164
Sonim Technologies, Inc. (a)	12,500	5,525
Super Micro Computer, Inc. (a)	58,767	5,757,403
Transact Technologies, Inc. (a)(b)	10,404	71,892
Turtle Beach Corp. (a)	20,917	169,219
Western Digital Corp. (a)	405,480	15,602,870
Xerox Holdings Corp.	146,520	2,416,115
		2,954,762,798
TOTAL INFORMATION TECHNOLOGY		13,062,165,770
MATERIALS - 3.0%
Chemicals - 1.9%
Advanced Emissions Solutions, Inc. (a)	22,127	62,398
AdvanSix, Inc.	35,267	1,451,237
AgroFresh Solutions, Inc. (a)	36,024	107,352
Air Products & Chemicals, Inc.	282,630	80,826,527
Albemarle Corp.	149,297	37,967,720
American Vanguard Corp.	35,119	732,934
Amyris, Inc. (a)(b)	288,104	360,130
Ashland, Inc.	63,314	6,444,099
Aspen Aerogels, Inc. (a)	72,662	788,383
Avient Corp.	109,711	4,786,691
Axalta Coating Systems Ltd. (a)	279,749	8,336,520
Balchem Corp.	41,265	5,364,450
Cabot Corp.	71,891	5,717,491
Celanese Corp. Class A	126,929	14,752,958
CF Industries Holdings, Inc.	250,200	21,489,678
Chase Corp.	9,383	918,971
Core Molding Technologies, Inc. (a)	8,349	140,347
Corteva, Inc.	910,984	56,745,193
Crown ElectroKinetics Corp. (a)(b)	10,703	2,737
Danimer Scientific, Inc. (a)(b)	113,683	293,302
Diversey Holdings Ltd. (a)	97,769	577,815
Dow, Inc.	896,136	51,258,979
DuPont de Nemours, Inc.	633,048	46,231,495
Eastman Chemical Co.	152,606	13,002,031
Ecolab, Inc.	315,894	50,344,027
Ecovyst, Inc. (a)	84,035	843,711
Element Solutions, Inc.	287,514	5,905,538
Flotek Industries, Inc. (a)(b)	78,612	89,618
FMC Corp.	160,461	20,723,538
FutureFuel Corp.	31,842	278,618
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,155,054	1,697,929
H.B. Fuller Co.	68,155	4,754,493
Hawkins, Inc.	25,285	1,028,341
Huntsman Corp.	229,952	6,746,792
Ingevity Corp. (a)	44,961	3,711,980
Innospec, Inc.	31,911	3,492,978
International Flavors & Fragrances, Inc.	325,246	30,312,927
Intrepid Potash, Inc. (a)	12,175	385,582
Koppers Holdings, Inc.	27,199	976,172
Kronos Worldwide, Inc. (b)	27,773	313,557
Linde PLC	629,999	219,472,752
Livent Corp. (a)(b)	228,646	5,361,749
Loop Industries, Inc. (a)(b)	27,476	71,438
LSB Industries, Inc. (a)	65,936	896,070
LyondellBasell Industries NV Class A	323,418	31,044,894
Mativ, Inc.	71,385	1,849,585
Minerals Technologies, Inc.	42,129	2,559,337
NewMarket Corp.	8,719	2,994,977
Northern Technologies International Corp.	8,162	104,718
Olin Corp.	162,025	9,356,944
Origin Materials, Inc. Class A (a)(b)	152,310	731,088
Orion Engineered Carbons SA	73,264	1,868,232
Perimeter Solutions SA (a)(b)	192,334	1,646,379
PPG Industries, Inc.	299,460	39,546,688
PureCycle Technologies, Inc. (a)(b)	170,417	1,087,260
Quaker Houghton (b)	17,504	3,426,933
Rayonier Advanced Materials, Inc. (a)	79,679	653,368
RPM International, Inc.	164,441	14,574,406
Sensient Technologies Corp.	53,900	4,063,521
Sherwin-Williams Co.	300,571	66,531,391
Stepan Co.	27,198	2,831,040
The Chemours Co. LLC	192,086	6,565,499
The Mosaic Co.	433,945	23,081,535
The Scotts Miracle-Gro Co. Class A (b)	51,415	4,241,738
Trinseo PLC	46,775	1,084,245
Tronox Holdings PLC	146,541	2,286,040
Valhi, Inc.	2,795	66,214
Valvoline, Inc.	224,710	7,909,792
Westlake Corp. (b)	43,686	5,204,750
		951,077,822
Construction Materials - 0.1%
Eagle Materials, Inc.	46,589	6,537,368
Martin Marietta Materials, Inc.	79,038	28,443,405
Smith-Midland Corp. (a)	5,657	109,406
Summit Materials, Inc.	151,055	4,462,165
United States Lime & Minerals, Inc.	2,596	418,735
Vulcan Materials Co.	169,186	30,607,439
		70,578,518
Containers & Packaging - 0.4%
Amcor PLC	1,897,621	21,139,498
Aptargroup, Inc.	83,218	9,713,205
Avery Dennison Corp.	103,113	18,786,157
Ball Corp.	400,394	22,506,147
Berry Global Group, Inc.	158,530	9,844,713
Crown Holdings, Inc.	152,604	13,201,772
Cryptyde, Inc. (a)	18,497	3,170
Graphic Packaging Holding Co.	390,843	9,302,063
Greif, Inc.:
Class A	31,732	2,254,559
Class B (b)	7,959	654,867
International Paper Co.	452,765	16,476,118
Myers Industries, Inc.	47,982	1,239,855
O-I Glass, Inc. (a)	197,451	4,387,361
Packaging Corp. of America	117,758	16,099,874
Pactiv Evergreen, Inc.	48,703	526,479
Ranpak Holdings Corp. (A Shares) (a)	49,879	314,238
Sealed Air Corp.	183,725	8,932,710
Silgan Holdings, Inc.	106,400	5,681,760
Sonoco Products Co. (b)	124,185	7,334,366
TriMas Corp.	55,099	1,652,419
WestRock Co.	324,242	10,181,199
		180,232,530
Metals & Mining - 0.6%
5E Advanced Materials, Inc. (a)	38,121	257,698
Alcoa Corp.	225,580	11,039,885
Alpha Metallurgical Resources	18,388	3,084,403
Ampco-Pittsburgh Corp. (a)	17,103	49,941
Arconic Corp. (a)	129,913	3,434,900
Ascent Industries Co. (a)	12,647	116,858
ATI, Inc. (a)(b)	165,012	6,707,738
Carpenter Technology Corp.	62,213	3,006,754
Century Aluminum Co. (a)	64,220	775,135
Cleveland-Cliffs, Inc. (a)	656,652	14,006,387
Coeur d'Alene Mines Corp. (a)	366,285	1,142,809
Commercial Metals Co.	148,682	7,694,294
Compass Minerals International, Inc.	44,001	1,695,359
Contango ORE, Inc. (a)(b)	5,093	121,672
Dakota Gold Corp. (a)	72,895	204,835
Freeport-McMoRan, Inc.	1,821,548	74,628,822
Friedman Industries	8,455	100,488
Gatos Silver, Inc. (a)	59,262	239,418
Gold Resource Corp.	108,759	99,449
Golden Minerals Co. (a)(b)	129,922	28,752
Haynes International, Inc.	16,450	899,980
Hecla Mining Co.	721,972	3,718,156
Hycroft Mining Holding Corp. (a)(b)	191,632	74,526
Idaho Strategic Resources, Inc. (a)(b)	9,721	51,035
Kaiser Aluminum Corp.	20,605	1,634,389
Materion Corp.	26,279	2,934,839
McEwen Mining, Inc. (a)(b)	48,920	332,656
MP Materials Corp. (a)(b)	117,863	4,125,205
Newmont Corp.	1,011,806	44,124,860
Nucor Corp.	326,750	54,711,020
Olympic Steel, Inc.	12,441	653,153
Paramount Gold Nevada Corp. (a)	2,346	704
Piedmont Lithium, Inc. (a)(b)	20,398	1,323,830
Ramaco Resources, Inc. (b)	30,659	305,057
Reliance Steel & Aluminum Co.	74,630	18,496,299
Royal Gold, Inc.	83,788	9,953,177
Ryerson Holding Corp.	26,364	947,259
Schnitzer Steel Industries, Inc. Class A	32,933	1,076,580
Solitario Exploration & Royalty Corp. (a)	76,068	56,290
Steel Dynamics, Inc.	212,227	26,763,947
SunCoke Energy, Inc.	108,810	1,034,783
TimkenSteel Corp. (a)	51,529	942,465
Tredegar Corp. (b)	31,189	362,416
U.S. Antimony Corp. (a)(b)	92,991	37,038
U.S. Gold Corp. (a)	9,409	39,141
United States Steel Corp. (b)	297,350	9,107,831
Universal Stainless & Alloy Products, Inc. (a)	9,146	88,991
Warrior Metropolitan Coal, Inc.	65,882	2,521,304
Worthington Industries, Inc. (b)	38,825	2,346,583
		317,099,111
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	20,904	806,685
Glatfelter Corp.	58,408	224,287
Louisiana-Pacific Corp.	91,051	5,327,394
Mercer International, Inc. (SBI) (b)	52,014	560,711
Sylvamo Corp.	42,331	2,088,188
		9,007,265
TOTAL MATERIALS		1,527,995,246
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust (SBI)	129,590	1,888,126
Agree Realty Corp. (b)	112,802	7,984,126
Alexander & Baldwin, Inc.	90,824	1,695,684
Alexanders, Inc.	2,840	621,704
Alexandria Real Estate Equities, Inc.	190,526	28,536,984
Alpine Income Property Trust, Inc.	14,644	266,960
American Assets Trust, Inc.	68,816	1,736,228
American Homes 4 Rent Class A	392,483	12,174,823
American Strategic Investment Co. (b)	2,266	26,716
American Tower Corp.	593,426	117,504,282
Americold Realty Trust	344,512	10,128,653
Apartment Income (REIT) Corp.	191,217	7,228,003
Apartment Investment & Management Co. Class A	189,695	1,422,713
Apple Hospitality (REIT), Inc.	272,137	4,492,982
Armada Hoffler Properties, Inc.	86,223	1,105,379
Ashford Hospitality Trust, Inc. (a)	43,510	215,375
AvalonBay Communities, Inc.	178,667	30,823,631
Bluerock Homes Trust, Inc. (a)	4,880	104,871
Boston Properties, Inc.	182,014	11,918,277
Braemar Hotels & Resorts, Inc. (b)	72,931	339,858
Brandywine Realty Trust (SBI)	219,118	1,290,605
Brixmor Property Group, Inc.	381,658	8,640,737
Broadstone Net Lease, Inc.	223,833	3,973,036
BRT Apartments Corp.	15,542	329,024
Camden Property Trust (SBI)	135,873	15,592,785
CareTrust (REIT), Inc.	126,277	2,483,869
CBL & Associates Properties, Inc. (b)	30,630	782,597
Centerspace	19,050	1,192,721
Chatham Lodging Trust	60,861	743,113
City Office REIT, Inc.	51,656	437,010
Clipper Realty, Inc.	16,134	107,291
Community Healthcare Trust, Inc.	30,047	1,164,021
CorEnergy Infrastructure Trust, Inc.	18,594	29,193
Corporate Office Properties Trust (SBI)	144,543	3,675,728
Cousins Properties, Inc.	194,638	4,766,685
Creative Media & Community Trust Corp.	21,532	109,383
Crown Castle International Corp.	552,129	72,190,867
CTO Realty Growth, Inc.	21,394	376,107
CubeSmart	286,060	13,441,959
DiamondRock Hospitality Co.	270,114	2,355,394
Digital Realty Trust, Inc.	366,895	38,241,466
Diversified Healthcare Trust (SBI)	317,969	311,610
Douglas Emmett, Inc.	226,154	3,195,556
Easterly Government Properties, Inc.	121,997	1,842,155
EastGroup Properties, Inc.	55,762	9,104,262
Elme Communities (SBI)	109,496	2,037,721
Empire State Realty Trust, Inc.	173,167	1,262,387
EPR Properties	97,002	3,961,562
Equinix, Inc.	117,926	81,164,928
Equity Commonwealth	140,921	2,991,753
Equity Lifestyle Properties, Inc.	223,166	15,289,103
Equity Residential (SBI)	434,664	27,175,193
Essential Properties Realty Trust, Inc.	183,596	4,729,433
Essex Property Trust, Inc.	82,672	18,854,176
Extra Space Storage, Inc.	170,731	28,110,859
Farmland Partners, Inc.	62,200	666,784
Federal Realty Investment Trust (SBI)	93,075	9,938,549
First Industrial Realty Trust, Inc.	168,237	8,874,502
Four Corners Property Trust, Inc.	108,403	2,943,141
Franklin Street Properties Corp.	117,871	285,248
Gaming & Leisure Properties	327,378	17,639,127
Generation Income Properties, Inc. (b)	2,251	12,268
Getty Realty Corp.	55,610	1,909,091
Gladstone Commercial Corp.	50,223	687,051
Gladstone Land Corp.	40,694	716,214
Global Medical REIT, Inc.	79,037	795,112
Global Net Lease, Inc.	136,115	1,921,944
Global Self Storage, Inc.	14,409	80,834
Healthcare Trust of America, Inc.	488,181	9,519,530
Healthpeak Properties, Inc.	685,824	16,500,925
Hersha Hospitality Trust	41,165	344,139
Highwoods Properties, Inc. (SBI)	138,275	3,664,288
Host Hotels & Resorts, Inc.	910,432	15,295,258
Hudson Pacific Properties, Inc.	170,927	1,577,656
Independence Realty Trust, Inc.	291,083	5,265,691
Indus Realty Trust, Inc.	6,744	448,678
Industrial Logistics Properties Trust	85,535	350,694
InnSuites Hospitality Trust (b)	2,044	3,373
InvenTrust Properties Corp.	87,475	2,116,020
Invitation Homes, Inc.	742,714	23,217,240
Iron Mountain, Inc.	370,179	19,526,942
iStar Financial, Inc.	108,968	839,054
JBG SMITH Properties	128,803	2,221,852
Kilroy Realty Corp.	135,685	4,887,374
Kimco Realty Corp.	788,975	16,260,775
Kite Realty Group Trust	278,012	6,038,421
Lamar Advertising Co. Class A	110,860	11,591,522
Life Storage, Inc.	108,340	13,057,137
LTC Properties, Inc.	52,427	1,877,935
LXP Industrial Trust (REIT)	352,632	3,677,952
Medalist Diversified (REIT), Inc.	8,334	7,501
Medical Properties Trust, Inc. (b)	763,244	7,861,413
Mid-America Apartment Communities, Inc.	147,623	23,634,442
Modiv, Inc. (b)	8,657	104,577
National Health Investors, Inc.	55,870	3,072,850
National Retail Properties, Inc.	226,657	10,272,095
National Storage Affiliates Trust	108,383	4,584,601
Necessity Retail (REIT), Inc./The	170,997	1,173,039
NETSTREIT Corp. (b)	73,235	1,478,615
NexPoint Diversified Real Estate Trust	50,026	610,817
NexPoint Residential Trust, Inc.	30,247	1,464,862
Office Properties Income Trust	63,387	1,042,082
Omega Healthcare Investors, Inc.	298,888	8,007,210
One Liberty Properties, Inc.	21,458	486,024
Orion Office (REIT), Inc.	72,272	618,648
Outfront Media, Inc.	185,178	3,231,356
Paramount Group, Inc.	224,624	1,183,768
Park Hotels & Resorts, Inc.	285,321	3,923,164
Pebblebrook Hotel Trust	170,230	2,429,182
Phillips Edison & Co., Inc.	151,013	5,148,033
Physicians Realty Trust	292,681	4,340,459
Piedmont Office Realty Trust, Inc. Class A	168,916	1,545,581
Plymouth Industrial REIT, Inc.	49,619	1,073,259
Postal Realty Trust, Inc.	23,355	341,684
Potlatch Corp. (b)	104,037	4,802,348
Presidio Property Trust, Inc.:
Class A (b)	13,120	14,694
Class A warrants 1/24/27 (a)	5,422	407
Prologis (REIT), Inc.	1,176,579	145,189,849
Public Storage	201,339	60,190,294
Rayonier, Inc.	187,902	6,309,749
Realty Income Corp.	799,374	51,119,967
Regency Centers Corp.	196,274	12,345,635
Retail Opportunity Investments Corp.	163,648	2,328,711
Rexford Industrial Realty, Inc.	234,464	14,175,693
RLJ Lodging Trust	209,694	2,377,930
RPT Realty	106,951	1,146,515
Ryman Hospitality Properties, Inc.	70,042	6,497,796
Sabra Health Care REIT, Inc.	299,152	3,562,900
Safehold, Inc.	32,233	963,122
Saul Centers, Inc.	16,429	645,988
SBA Communications Corp. Class A	137,607	35,688,375
Service Properties Trust	213,272	2,341,727
Simon Property Group, Inc.	416,432	50,842,183
SITE Centers Corp.	238,806	3,192,836
SL Green Realty Corp. (b)	84,238	2,868,304
Sotherly Hotels, Inc. (a)	18,032	40,392
Spirit Realty Capital, Inc.	178,401	7,346,553
Stag Industrial, Inc.	229,820	7,731,145
Summit Hotel Properties, Inc.	133,567	988,396
Sun Communities, Inc.	158,311	22,660,637
Sunstone Hotel Investors, Inc.	270,749	2,861,817
Tanger Factory Outlet Centers, Inc.	134,483	2,540,384
Terreno Realty Corp.	92,430	5,750,070
The Macerich Co.	277,677	3,318,240
UDR, Inc.	390,502	16,729,106
UMH Properties, Inc.	65,755	1,118,493
Uniti Group, Inc.	308,323	1,692,693
Universal Health Realty Income Trust (SBI)	16,197	858,765
Urban Edge Properties	153,681	2,366,687
Urstadt Biddle Properties, Inc. Class A	40,620	702,726
Ventas, Inc.	509,786	24,801,089
Veris Residential, Inc. (a)	104,827	1,691,908
VICI Properties, Inc.	1,226,054	41,109,591
Vornado Realty Trust (b)	204,134	4,037,771
Welltower, Inc.	602,826	44,681,463
Weyerhaeuser Co.	938,399	29,324,969
Wheeler REIT, Inc. (a)	7,954	11,851
Whitestone REIT Class B	58,928	556,870
WP Carey, Inc.	265,821	21,574,032
Xenia Hotels & Resorts, Inc.	147,358	2,068,906
		1,557,726,824
Real Estate Management & Development - 0.2%
Alset, Inc. (a)	3,481	6,962
Altisource Asset Management Corp. (a)(b)	665	34,587
Altisource Portfolio Solutions SA (a)(b)	10,767	62,341
American Realty Investments, Inc. (a)	2,737	64,675
Amrep Corp. (a)	3,605	48,631
Anywhere Real Estate, Inc. (a)	138,438	801,556
Avalon GloboCare Corp. (a)(b)	3,909	9,030
CBRE Group, Inc. (a)	402,562	34,274,129
Compass, Inc. (a)	327,633	1,182,755
Comstock Holding Companies, Inc. (a)	441	2,840
Cushman & Wakefield PLC (a)	209,664	2,713,052
Digitalbridge Group, Inc.	187,505	2,300,686
Doma Holdings, Inc. Class A (a)	184,038	104,902
Douglas Elliman, Inc.	85,481	360,730
eXp World Holdings, Inc. (b)	95,140	1,149,291
Fathom Holdings, Inc. (a)(b)	10,850	51,429
Forestar Group, Inc. (a)	22,374	319,277
FRP Holdings, Inc. (a)	7,956	434,795
Howard Hughes Corp. (a)	44,391	3,689,780
InterGroup Corp. (a)	287	12,493
Jones Lang LaSalle, Inc. (a)	60,483	10,551,864
Kennedy-Wilson Holdings, Inc.	153,517	2,565,269
Marcus & Millichap, Inc.	31,857	1,094,925
Maui Land & Pineapple, Inc. (a)	6,361	58,648
Newmark Group, Inc.	156,903	1,258,362
Offerpad Solutions, Inc. (a)(b)	101,632	57,768
Opendoor Technologies, Inc. (a)(b)	632,522	910,832
Rafael Holdings, Inc. (a)	16,079	34,891
RE/MAX Holdings, Inc.	23,177	428,543
Redfin Corp. (a)(b)	136,183	1,009,116
Seritage Growth Properties (a)(b)	45,328	547,562
Stratus Properties, Inc.	8,712	185,653
Tejon Ranch Co. (a)	30,734	590,400
The RMR Group, Inc.	17,895	503,565
The St. Joe Co. (b)	43,587	1,866,831
Transcontinental Realty Investors, Inc. (a)	2,045	89,182
Trinity Place Holdings, Inc. (a)(b)	24,361	20,950
WeWork, Inc. (a)(b)	310,219	359,854
Zillow Group, Inc.:
Class A (a)	73,887	3,055,227
Class C (a)(b)	207,816	8,728,272
		81,541,655
TOTAL REAL ESTATE		1,639,268,479
UTILITIES - 2.7%
Electric Utilities - 1.7%
Allete, Inc.	73,257	4,482,596
Alliant Energy Corp.	320,538	16,433,983
American Electric Power Co., Inc.	654,938	57,614,896
Avangrid, Inc. (b)	90,511	3,532,644
Constellation Energy Corp.	416,762	31,211,306
Duke Energy Corp.	980,919	92,461,425
Edison International	487,185	32,256,519
Entergy Corp.	259,375	26,681,906
Evergy, Inc.	292,625	17,209,276
Eversource Energy	445,007	33,535,728
Exelon Corp.	1,265,658	51,119,927
FirstEnergy Corp.	692,456	27,379,710
Genie Energy Ltd. Class B	26,202	299,227
Hawaiian Electric Industries, Inc.	140,202	5,671,171
IDACORP, Inc.	65,138	6,735,269
MGE Energy, Inc.	47,794	3,382,859
NextEra Energy, Inc.	2,532,373	179,874,454
NRG Energy, Inc.	293,290	9,616,979
OGE Energy Corp.	254,918	9,105,671
Otter Tail Corp. (b)	53,023	3,758,800
PG&E Corp. (a)	2,051,287	32,041,103
Pinnacle West Capital Corp.	143,833	10,597,615
PNM Resources, Inc.	106,788	5,232,612
Portland General Electric Co.	114,345	5,465,691
PPL Corp.	935,222	25,316,460
Southern Co.	1,386,980	87,462,959
Via Renewables, Inc. Class A, (b)	16,759	98,208
Xcel Energy, Inc.	697,712	45,051,264
		823,630,258
Gas Utilities - 0.1%
Atmos Energy Corp.	177,466	20,019,939
Chesapeake Utilities Corp.	22,884	2,931,212
National Fuel Gas Co. (b)	116,017	6,645,454
New Jersey Resources Corp.	122,650	6,258,830
Northwest Natural Holding Co.	46,304	2,238,335
ONE Gas, Inc. (b)	68,881	5,521,501
RGC Resources, Inc.	9,391	226,276
Southwest Gas Corp.	79,039	4,980,247
Spire, Inc. (b)	67,820	4,774,528
UGI Corp.	266,896	9,936,538
		63,532,860
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	44,948	304,298
Clearway Energy, Inc.:
Class A	45,504	1,351,924
Class C	104,295	3,275,906
Montauk Renewables, Inc. (a)(b)	79,192	780,833
Ormat Technologies, Inc. (b)	62,280	5,263,906
Sunnova Energy International, Inc. (a)(b)	125,553	2,232,332
The AES Corp.	851,583	21,017,068
Vistra Corp.	477,856	10,508,053
		44,734,320
Multi-Utilities - 0.7%
Ameren Corp.	329,266	27,233,591
Avista Corp. (b)	94,974	3,905,331
Black Hills Corp. (b)	83,087	5,102,373
CenterPoint Energy, Inc.	800,949	22,282,401
CMS Energy Corp.	370,315	21,837,476
Consolidated Edison, Inc.	451,710	40,360,289
Dominion Energy, Inc.	1,062,875	59,117,108
DTE Energy Co.	246,597	27,054,157
NiSource, Inc.	515,919	14,151,658
NorthWestern Energy Corp.	74,476	4,303,223
Public Service Enterprise Group, Inc.	636,002	38,433,601
Sempra Energy	400,537	60,064,529
Unitil Corp.	20,051	1,089,170
WEC Energy Group, Inc.	402,312	35,668,982
		360,603,889
Water Utilities - 0.1%
American States Water Co.	48,207	4,304,885
American Water Works Co., Inc.	231,661	32,520,571
Artesian Resources Corp. Class A	9,550	537,952
Cadiz, Inc. (a)	37,429	154,956
California Water Service Group	68,991	3,949,045
Consolidated Water Co., Inc.	18,442	282,716
Essential Utilities, Inc.	303,278	12,974,233
Global Water Resources, Inc.	14,331	189,169
Middlesex Water Co.	23,485	1,796,603
Pure Cycle Corp. (a)	24,364	215,134
SJW Group (b)	34,636	2,647,576
York Water Co.	17,792	773,596
		60,346,436
TOTAL UTILITIES		1,352,847,763
TOTAL COMMON STOCKS (Cost $42,478,190,499)		50,345,662,399

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c) (Cost $872)	18,304	0

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $4,923,958)	5,000,000	4,922,125

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (g)	75,490,486	75,505,584
Fidelity Securities Lending Cash Central Fund 4.63% (d)(g)	894,833,840	894,923,324
TOTAL MONEY MARKET FUNDS (Cost $970,428,908)		970,428,908

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $43,453,544,237)	51,321,013,432
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(941,390,414)
NET ASSETS - 100.0%	50,379,623,018

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	87	Mar 2023	8,261,085	541,667	541,667
CME E-mini S&P 500 Index Contracts (United States)	294	Mar 2023	58,439,850	1,610,731	1,610,731
CME E-mini S&P MidCap 400 Index Contracts (United States)	17	Mar 2023	4,425,440	243,621	243,621

TOTAL FUTURES CONTRACTS					2,396,019
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Investment made with cash collateral received from securities on loan.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,922,125.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	161,087,653	9,466,618,082	9,552,200,151	3,178,487	-	-	75,505,584	0.2%
Fidelity Securities Lending Cash Central Fund 4.63%	911,009,120	3,152,826,864	3,168,912,660	13,539,441	-	-	894,923,324	2.8%
Total	1,072,096,773	12,619,444,946	12,721,112,811	16,717,928	-	-	970,428,908

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,556,504,636	3,556,488,439	-	16,197
Consumer Discretionary	5,537,162,779	5,537,162,779	-	-
Consumer Staples	3,080,525,757	3,080,525,685	72	-
Energy	2,390,394,168	2,390,394,168	-	-
Financials	6,261,985,400	6,261,985,400	-	-
Health Care	7,111,425,267	7,110,494,948	766,261	164,058
Industrials	4,825,387,134	4,825,387,134	-	-
Information Technology	13,062,165,770	13,062,165,770	-	-
Materials	1,527,995,246	1,527,995,246	-	-
Real Estate	1,639,268,479	1,639,268,479	-	-
Utilities	1,352,847,763	1,352,847,763	-	-

U.S. Government and Government Agency Obligations	4,922,125	-	4,922,125	-

Money Market Funds	970,428,908	970,428,908	-	-
Total Investments in Securities:	51,321,013,432	51,315,144,719	5,688,458	180,255
Derivative Instruments:

Assets
Futures Contracts	2,396,019	2,396,019	-	-
Total Assets	2,396,019	2,396,019	-	-
Total Derivative Instruments:	2,396,019	2,396,019	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,396,019	0
Total Equity Risk	2,396,019	0
Total Value of Derivatives	2,396,019	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		February 28, 2023

Assets
Investment in securities, at value (including securities loaned of $867,175,659) - See accompanying schedule:
Unaffiliated issuers (cost $42,483,115,329)	$50,350,584,524
Fidelity Central Funds (cost $970,428,908)	970,428,908

Total Investment in Securities (cost $43,453,544,237)		$51,321,013,432
Segregated cash with brokers for derivative instruments		540,433
Receivable for investments sold		400,358,062
Receivable for fund shares sold		308,232
Dividends receivable		73,956,235
Distributions receivable from Fidelity Central Funds		1,648,583
Other receivables		89,429
Total assets		51,797,914,406
Liabilities
Payable for investments purchased	$40,452,937
Payable for fund shares redeemed	474,646,696
Payable for daily variation margin on futures contracts	259,637
Deferred dividend income	7,872,147
Other payables and accrued expenses	149,122
Collateral on securities loaned	894,910,849
Total Liabilities		1,418,291,388
Net Assets		$50,379,623,018
Net Assets consist of:
Paid in capital		$43,588,411,877
Total accumulated earnings (loss)		6,791,211,141
Net Assets		$50,379,623,018
Net Asset Value , offering price and redemption price per share ($50,379,623,018 ÷ 3,816,413,397 shares)		$13.20

Statement of Operations
		Year ended February 28, 2023
Investment Income
Dividends		$753,758,530
Interest		104,168
Income from Fidelity Central Funds (including $13,539,441 from security lending)		16,717,928
Total Income		770,580,626
Expenses
Custodian fees and expenses	$313,446
Independent trustees' fees and expenses	158,342
Interest	12,282
Total expenses before reductions	484,070
Expense reductions	(6,547)
Total expenses after reductions		477,523
Net Investment income (loss)		770,103,103
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(706,314,361)
Futures contracts	(12,406,530)
Total net realized gain (loss)		(718,720,891)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,755,284,075)
Futures contracts	(376,131)
Total change in net unrealized appreciation (depreciation)		(3,755,660,206)
Net gain (loss)		(4,474,381,097)
Net increase (decrease) in net assets resulting from operations		$(3,704,277,994)
Statement of Changes in Net Assets

	Year ended February 28, 2023	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$770,103,103	$583,081,338
Net realized gain (loss)	(718,720,891)	111,891,611
Change in net unrealized appreciation (depreciation)	(3,755,660,206)	3,544,857,384
Net increase (decrease) in net assets resulting from operations	(3,704,277,994)	4,239,830,333
Distributions to shareholders	(786,451,791)	(746,713,332)
Share transactions
Proceeds from sales of shares	13,481,047,038	15,421,514,648
Reinvestment of distributions	786,451,791	746,713,332
Cost of shares redeemed	(7,132,132,870)	(7,147,150,801)
Net increase (decrease) in net assets resulting from share transactions	7,135,365,959	9,021,077,179
Total increase (decrease) in net assets	2,644,636,174	12,514,194,180

Net Assets
Beginning of period	47,734,986,844	35,220,792,664
End of period	$50,379,623,018	$47,734,986,844

Other Information
Shares
Sold	1,017,084,646	1,036,151,268
Issued in reinvestment of distributions	59,111,049	48,340,282
Redeemed	(524,076,032)	(473,190,529)
Net increase (decrease)	552,119,663	611,301,021

Financial Highlights
Fidelity® Series Total Market Index Fund

Years ended February 28,	2023	2022	2021	2020 A,B
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$13.28	$10.00	$10.00
Income from Investment Operations
Net investment income (loss) C,D	.22	.20	.18	.17
Net realized and unrealized gain (loss)	(1.41)	1.39	3.34	(.02)
Total from investment operations	(1.19)	1.59	3.52	.15
Distributions from net investment income	(.20)	(.19)	(.18)	(.12)
Distributions from net realized gain	(.02)	(.06)	(.06)	(.02)
Total distributions	(.23) E	(.25)	(.24)	(.15) E
Net asset value, end of period	$13.20	$14.62	$13.28	$10.00
Total Return F,G	(8.18)%	11.87%	35.56%	1.38%
Ratios to Average Net Assets D,H,I
Expenses before reductions J	-%	-%	-%	-% K
Expenses net of fee waivers, if any J	-%	-%	-%	-% K
Expenses net of all reductions J	-%	-%	-%	-% K
Net investment income (loss)	1.65%	1.33%	1.61%	1.96% K
Supplemental Data
Net assets, end of period (000 omitted)	$50,379,623	$47,734,987	$35,220,793	$21,966,720
Portfolio turnover rate L	15%	14%	18% M	27% K,M

A For the period April 26, 2019 (commencement of operations) through February 29, 2020.

B For the year ended February 29.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount represents less than .005%.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended February 28, 2023

1.   Organization.
Fidelity Series Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. A non-recurring dividend with a payable date of February 28, 2023 and an ex-date of March 1, 2023 is presented in the Statement of Assets and Liabilities as "Deferred dividend income". Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.   In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, passive foreign investment companies (PFIC), partnerships, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,109,072,637
Gross unrealized depreciation	(4,453,262,494)
Net unrealized appreciation (depreciation)	$6,655,810,143
Tax Cost	$44,665,203,289

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$135,463,098
Net unrealized appreciation (depreciation) on securities and other investments	$6,655,810,143

The tax character of distributions paid was as follows:

	February 28, 2023	February 28, 2022
Ordinary Income	$744,246,991	$ 644,506,831
Long-term Capital Gains	42,204,800	102,206,501
Total	$786,451,791	$ 746,713,332
4.   Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Total Market Index Fund	14,440,694,623	6,822,108,001
6.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Total Market Index Fund	Borrower	$39,611,750	2.79%	$12,282

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8.   Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Total Market Index Fund	$1,406,542	$506,784	$5,289,357
9.   Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,547.
10.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Series Total Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Total Market Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of February 28, 2023, the related statement of operations for the year ended February 28, 2023, the statement of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the three years in the period ended February 28, 2023 and for the period April 26, 2019 (commencement of operations) through February 29, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2023 and the financial highlights for each of the three years in the period ended February 28, 2023 and for the period April 26, 2019 (commencement of operations) through February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 11, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 318 funds. Mr. Chiel oversees 187 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Bettina Doulton (1964)
Year of Election or Appointment: 2021
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity ® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity ® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ®  funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ®  funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2020
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Series Total Market Index Fund	-%- D
Actual		$ 1,000	$ 1,015.60	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2023, $49,030,490, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 81% and 86% of the dividends distributed in April and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 85.65% and 90.08% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 3.38% and 8.40% of the dividends distributed in April and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Series Total Market Index Fund

At its September 2022 meeting, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Contract) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, to Geode on behalf of the fund by 0.10 basis points, effective October 1, 2022. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreement (Advisory Contracts). At its May 2022 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should continue to benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract should continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board also considered that FMR undertakes to pay all operating expenses of the fund with certain exceptions. Based on its review, the Board considered that the fund does not pay a management fee and concluded at its May 2022 and September 2022 meetings that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the level of Fidelity's profits in respect of all Fidelity funds. Because the fund pays no advisory fees and FMR bears all expenses of the fund, with certain exceptions, the Board did not consider the costs and services provided by and the profits realized by Fidelity in connection with the operation of the fund to be relevant in its decision to approve the Amended Contract.

Economies of Scale. The Board did not consider the realization of economies of scale to be a material factor in its decision to approve the Amended Contract because the fund pays no advisory fees and FMR will continue to bear all expenses of the fund with certain exceptions.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the sub-advisory fee arrangement is fair and reasonable, and that the fund's Amended Contract should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9892981.103
STX-ANN-0423
Fidelity Flex® Funds

Fidelity Flex® 500 Index Fund

Annual Report
February 28, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's ® ; and S&P ® ; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones ® ; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended February 28, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® 500 Index Fund	-7.73%	9.83%	11.02%

A     From March 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® 500 Index Fund, on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

23,000
20,000
17,500
15,000
12,500
$10,000
2017
2018
2019
2020
2021
2022
'23
Period Ending Values
$18,680 Fidelity Flex® 500 Index Fund
$18,685 S&P 500® Index

Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -7.69% for the 12 months ending February 28, 2023, according to the S&P 500 ® index. The new year began with an encouraging upturn in January (+6.28%), but stocks lost momentum in February (-2.44%) amid higher-than-expected inflation and strong jobs data. Investors took these as signs that the economy continued to run hot, even after a year of historic policy adjustment by the Federal Reserve aimed at cooling economic growth. Record inflation in 2022 prompted the Fed to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the central bank has hiked its benchmark rate eight times, by 4.5 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive asset portfolio. The latest bump came on February 2, along with a signal that the Fed plans to lift rates in March while it considers whether and when to pause increases. Against this dynamic backdrop, stocks struggled to gain traction until a strong rally ignited heading into the summer. But in September, the index returned -9.21%, one of its worst monthly results ever, before advancing 7.56% in Q4, as risky assets regained favor. For the full 12 months, value stocks handily outpaced growth. The headwind for the latter was most pronounced in the growth-oriented communication services (-25%) and consumer discretionary (-18%) sectors. In sharp contrast, energy gained 24%.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending February 28, 2023, the fund returned -7.73%, roughly in line with the -7.69% result of the benchmark S&P 500 ® Index. By sector, information technology returned -11% and detracted most, followed by communication services, which returned -25%, especially in the media & entertainment industry (-27%). The consumer discretionary sector returned approximately -18%, and financials (-5%) also hurt. Real estate (-12%) and health care (-1%), especially in the health care equipment & services industry (-6%), hampered results. Other notable detractors included the consumer staples (-1%) and utilities (-1%) sectors. Conversely, energy gained 24% and contributed most. Industrials stocks also helped (+3%), benefiting from the capital goods industry (+6%) and the materials sector generated a roughly flat return. Turning to individual stocks, the biggest individual detractor was Amazon.com (-39%), from the retailing segment, followed by Alphabet (-33%), which is in the media & entertainment category. Within software & services, Microsoft returned roughly -16% and hurt. Other detractors were Apple (-10%), a stock in the technology hardware & equipment industry, and Tesla (-29%), from the automobiles & components group. Conversely, the biggest individual contributor was Exxon Mobil (+45%), from the energy sector. In pharmaceuticals, biotechnology & life sciences, Merck (+43%) and Eli Lilly (+26%) helped. Chevron, within the energy sector, advanced roughly 15% and lifted the fund. Another contributor was Caterpillar (+31%), a stock in the capital goods segment.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary February 28, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.6
Microsoft Corp.	5.6
Amazon.com, Inc.	2.5
NVIDIA Corp.	1.7
Tesla, Inc.	1.7
Berkshire Hathaway, Inc. Class B	1.6
Alphabet, Inc. Class A	1.6
Alphabet, Inc. Class C	1.4
Exxon Mobil Corp.	1.4
UnitedHealth Group, Inc.	1.3
25.4

Market Sectors (% of Fund's net assets)

Information Technology	27.1
Health Care	14.2
Financials	11.6
Consumer Discretionary	10.6
Industrials	8.4
Communication Services	7.6
Consumer Staples	6.7
Energy	4.8
Utilities	2.8
Materials	2.8
Real Estate	2.7

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.4%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 28, 2023
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	621,860	11,759,373
Lumen Technologies, Inc. (a)	82,345	279,973
Verizon Communications, Inc.	366,453	14,222,041
		26,261,387
Entertainment - 1.4%
Activision Blizzard, Inc.	62,138	4,738,023
Electronic Arts, Inc.	22,883	2,538,640
Live Nation Entertainment, Inc. (b)	12,464	898,156
Netflix, Inc. (b)	38,828	12,507,664
Take-Two Interactive Software, Inc. (b)	13,772	1,508,723
The Walt Disney Co. (b)	159,066	15,844,564
Warner Bros Discovery, Inc. (b)	192,813	3,011,739
		41,047,509
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A (b)	521,123	46,932,337
Class C (b)	462,006	41,719,142
Match Group, Inc. (b)	24,343	1,008,287
Meta Platforms, Inc. Class A (b)	196,199	34,323,053
		123,982,819
Media - 0.8%
Charter Communications, Inc. Class A (b)	9,372	3,445,241
Comcast Corp. Class A	376,412	13,991,234
DISH Network Corp. Class A (b)	22,018	251,225
Fox Corp.:
Class A	26,377	923,723
Class B	12,177	392,708
Interpublic Group of Companies, Inc.	33,847	1,202,922
News Corp.:
Class A	33,308	571,232
Class B	10,155	175,275
Omnicom Group, Inc.	17,796	1,611,784
Paramount Global Class B (a)	44,063	943,829
		23,509,173
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (b)	52,110	7,409,000
TOTAL COMMUNICATION SERVICES		222,209,888
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.1%
Aptiv PLC (b)	23,638	2,748,627
BorgWarner, Inc.	20,422	1,026,818
		3,775,445
Automobiles - 2.0%
Ford Motor Co.	344,608	4,159,419
General Motors Co.	123,957	4,802,094
Tesla, Inc. (b)	234,189	48,175,019
		57,136,532
Distributors - 0.2%
Genuine Parts Co.	12,301	2,175,555
LKQ Corp.	22,105	1,266,395
Pool Corp.	3,407	1,215,822
		4,657,772
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc. (b)	3,384	8,541,216
Caesars Entertainment, Inc. (b)	18,716	950,024
Carnival Corp. (b)	87,437	928,581
Chipotle Mexican Grill, Inc. (b)	2,419	3,606,923
Darden Restaurants, Inc.	10,681	1,527,276
Domino's Pizza, Inc.	3,097	910,549
Expedia, Inc. (b)	13,147	1,432,629
Hilton Worldwide Holdings, Inc.	23,595	3,409,713
Las Vegas Sands Corp. (b)	28,668	1,647,550
Marriott International, Inc. Class A	23,474	3,972,740
McDonald's Corp.	63,905	16,865,169
MGM Resorts International	27,781	1,194,861
Norwegian Cruise Line Holdings Ltd. (b)	36,755	544,709
Royal Caribbean Cruises Ltd. (b)	19,145	1,352,403
Starbucks Corp.	100,154	10,224,722
Wynn Resorts Ltd. (b)	8,995	974,788
Yum! Brands, Inc.	24,576	3,125,084
		61,208,937
Household Durables - 0.3%
D.R. Horton, Inc.	27,311	2,525,721
Garmin Ltd.	13,344	1,309,447
Lennar Corp. Class A	22,231	2,150,627
Mohawk Industries, Inc. (b)	4,602	473,316
Newell Brands, Inc.	32,838	482,390
NVR, Inc. (b)	262	1,355,488
PulteGroup, Inc.	19,876	1,086,621
Whirlpool Corp.	4,762	657,061
		10,040,671
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (b)	774,389	72,970,675
eBay, Inc.	47,341	2,172,952
Etsy, Inc. (b)	10,981	1,333,203
		76,476,830
Leisure Products - 0.0%
Hasbro, Inc.	11,340	623,813
Multiline Retail - 0.5%
Dollar General Corp.	19,682	4,257,217
Dollar Tree, Inc. (b)	18,366	2,668,212
Target Corp.	40,159	6,766,792
		13,692,221
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	5,245	760,315
AutoZone, Inc. (b)	1,656	4,117,710
Bath & Body Works, Inc.	19,859	811,637
Best Buy Co., Inc.	17,502	1,454,591
CarMax, Inc. (a)(b)	13,785	951,716
Lowe's Companies, Inc.	54,158	11,143,009
O'Reilly Automotive, Inc. (b)	5,460	4,532,346
Ross Stores, Inc.	30,283	3,347,483
The Home Depot, Inc.	89,323	26,487,842
TJX Companies, Inc.	101,308	7,760,193
Tractor Supply Co.	9,638	2,248,160
Ulta Beauty, Inc. (b)	4,469	2,318,517
		65,933,519
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	109,914	13,056,684
Ralph Lauren Corp.	3,568	421,702
Tapestry, Inc.	21,003	913,841
VF Corp.	28,857	716,231
		15,108,458
TOTAL CONSUMER DISCRETIONARY		308,654,198
CONSUMER STAPLES - 6.7%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	15,951	1,034,741
Constellation Brands, Inc. Class A (sub. vtg.)	14,162	3,168,039
Keurig Dr. Pepper, Inc.	74,136	2,561,399
Molson Coors Beverage Co. Class B	16,400	872,316
Monster Beverage Corp. (b)	33,230	3,381,485
PepsiCo, Inc.	120,207	20,859,521
The Coca-Cola Co.	339,591	20,209,060
		52,086,561
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	38,617	18,697,579
Kroger Co.	56,828	2,451,560
Sysco Corp.	44,213	3,296,963
Walgreens Boots Alliance, Inc.	62,626	2,225,102
Walmart, Inc.	123,148	17,503,025
		44,174,229
Food Products - 1.1%
Archer Daniels Midland Co.	47,927	3,814,989
Campbell Soup Co.	17,509	919,573
Conagra Brands, Inc.	41,849	1,523,722
General Mills, Inc.	51,779	4,116,948
Hormel Foods Corp.	25,251	1,120,639
Kellogg Co.	22,350	1,473,759
Lamb Weston Holdings, Inc.	12,545	1,262,529
McCormick & Co., Inc. (non-vtg.)	21,863	1,624,858
Mondelez International, Inc.	119,142	7,765,676
The Hershey Co.	12,821	3,055,501
The J.M. Smucker Co.	9,317	1,377,891
The Kraft Heinz Co.	69,461	2,704,811
Tyson Foods, Inc. Class A	25,287	1,498,002
		32,258,898
Household Products - 1.4%
Church & Dwight Co., Inc.	21,276	1,782,503
Colgate-Palmolive Co.	72,873	5,341,591
Kimberly-Clark Corp.	29,446	3,682,222
Procter & Gamble Co.	206,764	28,442,456
The Clorox Co.	10,764	1,673,156
		40,921,928
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	20,178	4,904,263
Tobacco - 0.7%
Altria Group, Inc.	156,362	7,259,888
Philip Morris International, Inc.	135,255	13,160,312
		20,420,200
TOTAL CONSUMER STAPLES		194,766,079
ENERGY - 4.8%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	87,380	2,673,828
Halliburton Co.	79,222	2,870,213
Schlumberger Ltd.	123,721	6,583,194
		12,127,235
Oil, Gas & Consumable Fuels - 4.4%
APA Corp.	28,029	1,075,753
Chevron Corp.	155,215	24,953,916
ConocoPhillips Co.	108,719	11,236,109
Coterra Energy, Inc.	68,782	1,717,487
Devon Energy Corp.	57,031	3,075,112
Diamondback Energy, Inc.	15,353	2,158,325
EOG Resources, Inc.	51,248	5,792,049
EQT Corp.	32,019	1,062,390
Exxon Mobil Corp.	359,326	39,493,521
Hess Corp.	24,208	3,260,818
Kinder Morgan, Inc.	172,583	2,944,266
Marathon Oil Corp.	55,498	1,395,775
Marathon Petroleum Corp.	40,889	5,053,880
Occidental Petroleum Corp.	63,439	3,714,988
ONEOK, Inc.	38,995	2,552,223
Phillips 66 Co.	41,236	4,229,164
Pioneer Natural Resources Co.	20,730	4,154,499
Targa Resources Corp.	19,772	1,465,105
The Williams Companies, Inc.	106,268	3,198,667
Valero Energy Corp.	33,636	4,430,870
		126,964,917
TOTAL ENERGY		139,092,152
FINANCIALS - 11.6%
Banks - 3.9%
Bank of America Corp.	608,970	20,887,671
Citigroup, Inc.	168,993	8,566,255
Citizens Financial Group, Inc.	42,965	1,794,218
Comerica, Inc.	11,420	800,542
Fifth Third Bancorp	59,880	2,173,644
First Republic Bank	15,958	1,962,994
Huntington Bancshares, Inc.	125,854	1,928,083
JPMorgan Chase & Co.	255,926	36,686,992
KeyCorp	81,410	1,488,989
M&T Bank Corp.	15,060	2,338,667
PNC Financial Services Group, Inc.	35,189	5,557,047
Regions Financial Corp.	81,519	1,901,023
Signature Bank	5,483	630,819
SVB Financial Group (b)	5,157	1,485,783
Truist Financial Corp.	115,759	5,434,885
U.S. Bancorp	117,970	5,630,708
Wells Fargo & Co.	332,471	15,549,669
Zions Bancorp NA	13,109	663,578
		115,481,567
Capital Markets - 3.1%
Ameriprise Financial, Inc.	9,284	3,183,205
Bank of New York Mellon Corp.	64,174	3,265,173
BlackRock, Inc. Class A	13,105	9,034,980
Cboe Global Markets, Inc.	9,254	1,167,577
Charles Schwab Corp.	133,084	10,369,905
CME Group, Inc.	31,386	5,817,709
FactSet Research Systems, Inc.	3,330	1,380,452
Franklin Resources, Inc. (a)	24,774	730,090
Goldman Sachs Group, Inc.	29,546	10,389,851
Intercontinental Exchange, Inc.	48,734	4,961,121
Invesco Ltd.	39,766	702,268
MarketAxess Holdings, Inc.	3,282	1,120,639
Moody's Corp.	13,746	3,988,402
Morgan Stanley	115,021	11,099,527
MSCI, Inc.	6,976	3,642,518
NASDAQ, Inc.	29,573	1,657,862
Northern Trust Corp.	18,183	1,732,294
Raymond James Financial, Inc.	16,889	1,831,781
S&P Global, Inc.	29,054	9,913,225
State Street Corp.	32,013	2,838,913
T. Rowe Price Group, Inc.	19,496	2,189,011
		91,016,503
Consumer Finance - 0.6%
American Express Co.	52,155	9,074,448
Capital One Financial Corp.	33,299	3,632,255
Discover Financial Services	23,832	2,669,184
Synchrony Financial	39,373	1,406,010
		16,781,897
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	157,205	47,975,822
Insurance - 2.4%
AFLAC, Inc.	49,374	3,364,838
Allstate Corp.	23,140	2,979,969
American International Group, Inc.	64,827	3,961,578
Aon PLC	18,049	5,487,798
Arch Capital Group Ltd. (b)	32,272	2,259,040
Arthur J. Gallagher & Co.	18,397	3,446,678
Assurant, Inc.	4,608	587,013
Brown & Brown, Inc.	20,497	1,149,267
Chubb Ltd.	36,215	7,642,089
Cincinnati Financial Corp.	13,715	1,655,401
Everest Re Group Ltd.	3,411	1,309,722
Globe Life, Inc.	7,892	960,377
Hartford Financial Services Group, Inc.	27,756	2,172,740
Lincoln National Corp.	13,503	428,315
Loews Corp.	17,196	1,050,504
Marsh & McLennan Companies, Inc.	43,279	7,017,257
MetLife, Inc.	57,511	4,125,264
Principal Financial Group, Inc.	19,854	1,778,124
Progressive Corp.	51,049	7,326,552
Prudential Financial, Inc.	32,112	3,211,200
The Travelers Companies, Inc.	20,448	3,785,334
W.R. Berkley Corp.	17,808	1,178,712
Willis Towers Watson PLC	9,445	2,213,530
		69,091,302
TOTAL FINANCIALS		340,347,091
HEALTH CARE - 14.2%
Biotechnology - 2.2%
AbbVie, Inc.	154,305	23,747,540
Amgen, Inc.	46,557	10,785,395
Biogen, Inc. (b)	12,565	3,390,791
Gilead Sciences, Inc.	109,439	8,813,123
Incyte Corp. (b)	16,075	1,237,454
Moderna, Inc. (b)	28,827	4,001,476
Regeneron Pharmaceuticals, Inc. (b)	9,344	7,105,364
Vertex Pharmaceuticals, Inc. (b)	22,398	6,501,915
		65,583,058
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	152,130	15,474,664
Align Technology, Inc. (b)	6,338	1,961,611
Baxter International, Inc.	43,981	1,757,041
Becton, Dickinson & Co.	24,883	5,836,308
Boston Scientific Corp. (b)	124,969	5,838,552
Dentsply Sirona, Inc.	18,764	714,345
DexCom, Inc. (b)	33,700	3,741,037
Edwards Lifesciences Corp. (b)	53,941	4,339,014
GE HealthCare Technologies, Inc. (b)	31,778	2,415,128
Hologic, Inc. (b)	21,781	1,734,639
IDEXX Laboratories, Inc. (b)	7,225	3,419,159
Intuitive Surgical, Inc. (b)	30,832	7,072,552
Medtronic PLC	115,969	9,602,233
ResMed, Inc.	12,780	2,722,140
STERIS PLC	8,709	1,637,553
Stryker Corp.	29,386	7,724,992
Teleflex, Inc.	4,092	974,837
The Cooper Companies, Inc.	4,311	1,409,568
Zimmer Biomet Holdings, Inc.	18,309	2,267,936
		80,643,309
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	14,131	2,198,218
Cardinal Health, Inc.	22,871	1,731,563
Centene Corp. (b)	49,407	3,379,439
Cigna Group	26,676	7,792,060
CVS Health Corp.	114,646	9,577,527
DaVita HealthCare Partners, Inc. (b)	4,785	393,614
Elevance Health, Inc.	20,838	9,786,983
HCA Holdings, Inc.	18,501	4,504,068
Henry Schein, Inc. (b)	11,786	922,962
Humana, Inc.	11,046	5,467,991
Laboratory Corp. of America Holdings	7,731	1,850,492
McKesson Corp.	12,372	4,327,849
Molina Healthcare, Inc. (b)	5,101	1,404,458
Quest Diagnostics, Inc.	9,953	1,377,097
UnitedHealth Group, Inc.	81,524	38,800,533
Universal Health Services, Inc. Class B	5,597	747,591
		94,262,445
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	25,829	3,666,943
Bio-Rad Laboratories, Inc. Class A (b)	1,877	896,906
Bio-Techne Corp.	13,692	994,587
Charles River Laboratories International, Inc. (b)	4,438	973,431
Danaher Corp.	57,164	14,149,805
Illumina, Inc. (b)	13,724	2,733,821
IQVIA Holdings, Inc. (b)	16,205	3,378,256
Mettler-Toledo International, Inc. (b)	1,945	2,788,566
PerkinElmer, Inc.	11,026	1,373,509
Thermo Fisher Scientific, Inc.	34,219	18,538,485
Waters Corp. (b)	5,183	1,611,343
West Pharmaceutical Services, Inc.	6,459	2,047,697
		53,153,349
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	185,513	12,792,976
Catalent, Inc. (b)	15,701	1,071,122
Eli Lilly & Co.	68,811	21,415,359
Johnson & Johnson	228,121	34,961,824
Merck & Co., Inc.	221,220	23,502,413
Organon & Co.	22,224	544,266
Pfizer, Inc.	489,773	19,870,091
Viatris, Inc.	105,614	1,204,000
Zoetis, Inc. Class A	40,666	6,791,222
		122,153,273
TOTAL HEALTH CARE		415,795,434
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.8%
General Dynamics Corp.	19,642	4,476,608
Howmet Aerospace, Inc.	32,039	1,351,405
Huntington Ingalls Industries, Inc.	3,486	750,187
L3Harris Technologies, Inc.	16,612	3,508,288
Lockheed Martin Corp.	20,351	9,651,665
Northrop Grumman Corp.	12,623	5,858,461
Raytheon Technologies Corp.	128,266	12,581,612
Textron, Inc.	18,263	1,324,615
The Boeing Co. (b)	48,880	9,851,764
TransDigm Group, Inc.	4,507	3,352,622
		52,707,227
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	10,266	1,026,189
Expeditors International of Washington, Inc.	13,890	1,452,338
FedEx Corp.	20,886	4,244,453
United Parcel Service, Inc. Class B	63,675	11,620,051
		18,343,031
Airlines - 0.2%
Alaska Air Group, Inc. (b)	11,060	529,000
American Airlines Group, Inc. (b)	56,654	905,331
Delta Air Lines, Inc. (b)	55,914	2,143,743
Southwest Airlines Co.	51,787	1,739,007
United Airlines Holdings, Inc. (b)	28,588	1,485,432
		6,802,513
Building Products - 0.4%
A.O. Smith Corp.	11,075	726,852
Allegion PLC	7,647	861,893
Carrier Global Corp.	72,969	3,285,794
Johnson Controls International PLC	60,092	3,768,970
Masco Corp.	19,673	1,031,455
Trane Technologies PLC	20,096	3,717,157
		13,392,121
Commercial Services & Supplies - 0.5%
Cintas Corp.	7,530	3,301,679
Copart, Inc. (b)	37,387	2,634,288
Republic Services, Inc.	17,920	2,310,426
Rollins, Inc.	20,195	710,864
Waste Management, Inc.	32,590	4,880,678
		13,837,935
Construction & Engineering - 0.1%
Quanta Services, Inc.	12,467	2,012,174
Electrical Equipment - 0.6%
AMETEK, Inc.	20,033	2,835,871
Eaton Corp. PLC	34,697	6,069,546
Emerson Electric Co.	51,587	4,266,761
Generac Holdings, Inc. (b)	5,538	664,615
Rockwell Automation, Inc.	10,019	2,954,904
		16,791,697
Industrial Conglomerates - 0.8%
3M Co.	48,225	5,195,762
General Electric Co.	95,334	8,075,743
Honeywell International, Inc.	58,659	11,232,025
		24,503,530
Machinery - 1.9%
Caterpillar, Inc.	45,406	10,877,007
Cummins, Inc.	12,304	2,990,856
Deere & Co.	23,964	10,046,667
Dover Corp.	12,244	1,835,376
Fortive Corp.	30,868	2,057,661
IDEX Corp.	6,589	1,482,393
Illinois Tool Works, Inc.	24,390	5,686,772
Ingersoll Rand, Inc.	35,327	2,051,439
Nordson Corp.	4,705	1,033,406
Otis Worldwide Corp.	36,345	3,075,514
PACCAR, Inc.	45,513	3,286,039
Parker Hannifin Corp.	11,202	3,941,424
Pentair PLC	14,346	802,515
Snap-On, Inc.	4,637	1,153,129
Stanley Black & Decker, Inc.	12,905	1,104,797
Westinghouse Air Brake Tech Co.	15,867	1,655,404
Xylem, Inc.	15,722	1,613,863
		54,694,262
Professional Services - 0.3%
CoStar Group, Inc. (b)	35,481	2,507,087
Equifax, Inc.	10,682	2,163,425
Jacobs Solutions, Inc.	11,161	1,333,740
Leidos Holdings, Inc.	11,922	1,157,269
Robert Half International, Inc.	9,463	762,907
Verisk Analytics, Inc.	13,642	2,334,283
		10,258,711
Road & Rail - 0.9%
CSX Corp.	183,415	5,592,323
J.B. Hunt Transport Services, Inc.	7,245	1,309,824
Norfolk Southern Corp.	20,197	4,540,690
Old Dominion Freight Lines, Inc.	7,903	2,681,172
Union Pacific Corp.	53,639	11,118,292
		25,242,301
Trading Companies & Distributors - 0.3%
Fastenal Co.	49,970	2,576,453
United Rentals, Inc.	6,046	2,832,732
W.W. Grainger, Inc.	3,923	2,622,251
		8,031,436
TOTAL INDUSTRIALS		246,616,938
INFORMATION TECHNOLOGY - 27.1%
Communications Equipment - 0.9%
Arista Networks, Inc. (b)	21,595	2,995,227
Cisco Systems, Inc.	358,259	17,346,901
F5, Inc. (b)	5,222	746,642
Juniper Networks, Inc.	28,316	871,566
Motorola Solutions, Inc.	14,590	3,834,398
		25,794,734
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	51,919	4,024,761
CDW Corp.	11,811	2,390,783
Corning, Inc.	66,413	2,254,721
Keysight Technologies, Inc. (b)	15,599	2,495,216
TE Connectivity Ltd.	27,751	3,533,257
Teledyne Technologies, Inc. (b)	4,089	1,758,556
Trimble, Inc. (b)	21,512	1,119,915
Zebra Technologies Corp. Class A (b)	4,511	1,354,428
		18,931,637
IT Services - 4.3%
Accenture PLC Class A	54,975	14,598,611
Akamai Technologies, Inc. (b)	13,715	995,709
Automatic Data Processing, Inc.	36,193	7,955,945
Broadridge Financial Solutions, Inc.	10,276	1,446,655
Cognizant Technology Solutions Corp. Class A	44,836	2,808,079
DXC Technology Co. (b)	20,068	556,686
EPAM Systems, Inc. (b)	5,018	1,543,788
Fidelity National Information Services, Inc.	51,771	3,280,728
Fiserv, Inc. (b)	55,405	6,376,561
FleetCor Technologies, Inc. (b)	6,452	1,385,825
Gartner, Inc. (b)	6,894	2,259,922
Global Payments, Inc.	23,591	2,646,910
IBM Corp.	78,885	10,199,831
Jack Henry & Associates, Inc.	6,363	1,045,059
MasterCard, Inc. Class A	74,066	26,314,909
Paychex, Inc.	27,984	3,089,434
PayPal Holdings, Inc. (b)	99,465	7,320,624
VeriSign, Inc. (b)	8,046	1,583,694
Visa, Inc. Class A	142,657	31,375,981
		126,784,951
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc. (b)	140,676	11,054,320
Analog Devices, Inc.	44,876	8,233,400
Applied Materials, Inc.	75,059	8,718,103
Broadcom, Inc.	35,337	21,000,426
Enphase Energy, Inc. (b)	11,859	2,496,675
First Solar, Inc. (b)	8,668	1,466,106
Intel Corp.	360,080	8,976,794
KLA Corp.	12,364	4,690,654
Lam Research Corp.	11,899	5,783,033
Microchip Technology, Inc.	47,983	3,888,062
Micron Technology, Inc.	94,853	5,484,400
Monolithic Power Systems, Inc.	3,890	1,883,888
NVIDIA Corp.	217,254	50,437,689
NXP Semiconductors NV	22,608	4,035,076
onsemi (b)	37,725	2,920,292
Qorvo, Inc. (b)	8,842	892,069
Qualcomm, Inc.	97,807	12,082,099
Skyworks Solutions, Inc.	13,994	1,561,311
SolarEdge Technologies, Inc. (b)	4,885	1,553,039
Teradyne, Inc.	13,605	1,376,010
Texas Instruments, Inc.	79,186	13,576,440
		172,109,886
Software - 8.5%
Adobe, Inc. (b)	40,562	13,140,060
ANSYS, Inc. (b)	7,599	2,307,132
Autodesk, Inc. (b)	18,832	3,741,730
Cadence Design Systems, Inc. (b)	23,933	4,617,633
Ceridian HCM Holding, Inc. (b)	13,397	977,043
Fortinet, Inc. (b)	56,573	3,362,699
Gen Digital, Inc.	50,570	986,621
Intuit, Inc.	24,593	10,013,778
Microsoft Corp.	650,411	162,225,512
Oracle Corp.	134,088	11,719,291
Paycom Software, Inc. (b)	4,252	1,229,083
PTC, Inc. (b)	9,222	1,155,793
Roper Technologies, Inc.	9,253	3,980,641
Salesforce.com, Inc. (b)	87,249	14,274,809
ServiceNow, Inc. (b)	17,624	7,616,564
Synopsys, Inc. (b)	13,341	4,852,922
Tyler Technologies, Inc. (b)	3,632	1,166,780
		247,368,091
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	1,304,725	192,329,516
Hewlett Packard Enterprise Co.	112,302	1,753,034
HP, Inc.	77,253	2,280,509
NetApp, Inc.	18,942	1,222,706
Seagate Technology Holdings PLC	16,753	1,081,574
Western Digital Corp. (b)	27,689	1,065,473
		199,732,812
TOTAL INFORMATION TECHNOLOGY		790,722,111
MATERIALS - 2.8%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	19,351	5,533,999
Albemarle Corp.	10,221	2,599,303
Celanese Corp. Class A	8,699	1,011,085
CF Industries Holdings, Inc.	17,141	1,472,240
Corteva, Inc.	62,334	3,882,785
Dow, Inc.	61,395	3,511,794
DuPont de Nemours, Inc.	43,340	3,165,120
Eastman Chemical Co.	10,460	891,192
Ecolab, Inc.	21,619	3,445,420
FMC Corp.	11,007	1,421,554
International Flavors & Fragrances, Inc.	22,242	2,072,954
Linde PLC	43,134	15,026,592
LyondellBasell Industries NV Class A	22,157	2,126,850
PPG Industries, Inc.	20,503	2,707,626
Sherwin-Williams Co.	20,574	4,554,055
The Mosaic Co.	29,743	1,582,030
		55,004,599
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,416	1,949,056
Vulcan Materials Co.	11,593	2,097,290
		4,046,346
Containers & Packaging - 0.3%
Amcor PLC	130,131	1,449,659
Avery Dennison Corp.	7,047	1,283,893
Ball Corp.	27,414	1,540,941
International Paper Co.	30,996	1,127,944
Packaging Corp. of America	8,094	1,106,612
Sealed Air Corp.	12,692	617,085
WestRock Co.	22,206	697,268
		7,823,402
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	124,709	5,109,328
Newmont Corp.	69,255	3,020,211
Nucor Corp.	22,383	3,747,810
Steel Dynamics, Inc.	14,551	1,835,027
		13,712,376
TOTAL MATERIALS		80,586,723
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	13,028	1,951,334
American Tower Corp.	40,624	8,043,958
AvalonBay Communities, Inc.	12,205	2,105,607
Boston Properties, Inc.	12,454	815,488
Camden Property Trust (SBI)	9,289	1,066,006
Crown Castle International Corp.	37,783	4,940,127
Digital Realty Trust, Inc.	25,085	2,614,610
Equinix, Inc.	8,074	5,557,092
Equity Residential (SBI)	29,673	1,855,156
Essex Property Trust, Inc.	5,665	1,291,960
Extra Space Storage, Inc.	11,684	1,923,771
Federal Realty Investment Trust (SBI)	6,385	681,790
Healthpeak Properties, Inc.	46,800	1,126,008
Host Hotels & Resorts, Inc.	62,373	1,047,866
Invitation Homes, Inc.	50,673	1,584,038
Iron Mountain, Inc.	25,428	1,341,327
Kimco Realty Corp.	53,941	1,111,724
Mid-America Apartment Communities, Inc.	10,074	1,612,847
Prologis (REIT), Inc.	80,539	9,938,513
Public Storage	13,792	4,123,118
Realty Income Corp.	54,721	3,499,408
Regency Centers Corp.	13,442	845,502
SBA Communications Corp. Class A	9,419	2,442,818
Simon Property Group, Inc.	28,525	3,482,617
UDR, Inc.	26,634	1,141,001
Ventas, Inc.	34,877	1,696,766
VICI Properties, Inc.	84,031	2,817,559
Welltower, Inc.	41,228	3,055,819
Weyerhaeuser Co.	64,203	2,006,344
		75,720,174
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	27,567	2,347,054
TOTAL REAL ESTATE		78,067,228
UTILITIES - 2.8%
Electric Utilities - 1.8%
Alliant Energy Corp.	21,894	1,122,505
American Electric Power Co., Inc.	44,833	3,943,959
Constellation Energy Corp.	28,532	2,136,761
Duke Energy Corp.	67,196	6,333,895
Edison International	33,316	2,205,852
Entergy Corp.	17,752	1,826,148
Evergy, Inc.	19,994	1,175,847
Eversource Energy	30,390	2,290,190
Exelon Corp.	86,704	3,501,975
FirstEnergy Corp.	47,392	1,873,880
NextEra Energy, Inc.	173,383	12,315,394
NRG Energy, Inc.	20,099	659,046
PG&E Corp. (b)	140,470	2,194,141
Pinnacle West Capital Corp.	9,868	727,074
PPL Corp.	64,247	1,739,166
Southern Co.	94,992	5,990,196
Xcel Energy, Inc.	47,747	3,083,024
		53,119,053
Gas Utilities - 0.0%
Atmos Energy Corp.	12,232	1,379,892
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	58,352	1,440,127
Multi-Utilities - 0.8%
Ameren Corp.	22,551	1,865,193
CenterPoint Energy, Inc.	54,957	1,528,904
CMS Energy Corp.	25,336	1,494,064
Consolidated Edison, Inc.	30,960	2,766,276
Dominion Energy, Inc.	72,700	4,043,574
DTE Energy Co.	16,901	1,854,209
NiSource, Inc.	35,401	971,049
Public Service Enterprise Group, Inc.	43,531	2,630,578
Sempra Energy	27,425	4,112,653
WEC Energy Group, Inc.	27,518	2,439,746
		23,706,246
Water Utilities - 0.1%
American Water Works Co., Inc.	15,864	2,226,988
TOTAL UTILITIES		81,872,306
TOTAL COMMON STOCKS (Cost $2,500,067,447)		2,898,730,148

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $492,396)	500,000	492,213

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (e)	11,842,389	11,844,757
Fidelity Securities Lending Cash Central Fund 4.63% (e)(f)	1,343,887	1,344,022
TOTAL MONEY MARKET FUNDS (Cost $13,188,779)		13,188,779

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,513,748,622)	2,912,411,140
NET OTHER ASSETS (LIABILITIES) - 0.2%	6,813,023
NET ASSETS - 100.0%	2,919,224,163

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	103	Mar 2023	20,473,825	170,433	170,433

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $492,213.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	2,182,978	509,277,839	499,616,059	322,855	-	(1)	11,844,757	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	970,387	49,289,780	48,916,145	9,903	-	-	1,344,022	0.0%
Total	3,153,365	558,567,619	548,532,204	332,758	-	(1)	13,188,779

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	222,209,888	222,209,888	-	-
Consumer Discretionary	308,654,198	308,654,198	-	-
Consumer Staples	194,766,079	194,766,079	-	-
Energy	139,092,152	139,092,152	-	-
Financials	340,347,091	340,347,091	-	-
Health Care	415,795,434	415,795,434	-	-
Industrials	246,616,938	246,616,938	-	-
Information Technology	790,722,111	790,722,111	-	-
Materials	80,586,723	80,586,723	-	-
Real Estate	78,067,228	78,067,228	-	-
Utilities	81,872,306	81,872,306	-	-

U.S. Government and Government Agency Obligations	492,213	-	492,213	-

Money Market Funds	13,188,779	13,188,779	-	-
Total Investments in Securities:	2,912,411,140	2,911,918,927	492,213	-
Derivative Instruments:

Assets
Futures Contracts	170,433	170,433	-	-
Total Assets	170,433	170,433	-	-
Total Derivative Instruments:	170,433	170,433	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	170,433	0
Total Equity Risk	170,433	0
Total Value of Derivatives	170,433	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		February 28, 2023

Assets
Investment in securities, at value (including securities loaned of $1,310,991) - See accompanying schedule:
Unaffiliated issuers (cost $2,500,559,843)	$2,899,222,361
Fidelity Central Funds (cost $13,188,779)	13,188,779

Total Investment in Securities (cost $2,513,748,622)		$2,912,411,140
Segregated cash with brokers for derivative instruments		424,421
Receivable for fund shares sold		5,304,365
Dividends receivable		4,643,381
Distributions receivable from Fidelity Central Funds		54,956
Total assets		2,922,838,263
Liabilities
Payable for fund shares redeemed	$2,216,230
Payable for daily variation margin on futures contracts	53,755
Collateral on securities loaned	1,344,115
Total Liabilities		3,614,100
Net Assets		$2,919,224,163
Net Assets consist of:
Paid in capital		$2,545,232,809
Total accumulated earnings (loss)		373,991,354
Net Assets		$2,919,224,163
Net Asset Value , offering price and redemption price per share ($2,919,224,163 ÷ 172,102,835 shares)		$16.96

Statement of Operations
		Year ended February 28, 2023
Investment Income
Dividends		$44,889,129
Interest		13,758
Income from Fidelity Central Funds (including $9,903 from security lending)		332,758
Total Income		45,235,645
Expenses
Independent trustees' fees and expenses	$9,168
Interest	3,823
Total expenses before reductions	12,991
Expense reductions	(274)
Total expenses after reductions		12,717
Net Investment income (loss)		45,222,928
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(21,032,626)
Futures contracts	762,783
Total net realized gain (loss)		(20,269,843)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(232,468,062)
Fidelity Central Funds	(1)
Futures contracts	32,252
Total change in net unrealized appreciation (depreciation)		(232,435,811)
Net gain (loss)		(252,705,654)
Net increase (decrease) in net assets resulting from operations		$(207,482,726)
Statement of Changes in Net Assets

	Year ended February 28, 2023	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,222,928	$33,067,650
Net realized gain (loss)	(20,269,843)	817,533
Change in net unrealized appreciation (depreciation)	(232,435,811)	257,089,594
Net increase (decrease) in net assets resulting from operations	(207,482,726)	290,974,777
Distributions to shareholders	(43,666,587)	(32,960,793)
Share transactions
Proceeds from sales of shares	1,203,890,069	1,535,656,043
Reinvestment of distributions	30,157,874	22,749,290
Cost of shares redeemed	(824,205,580)	(744,296,057)
Net increase (decrease) in net assets resulting from share transactions	409,842,363	814,109,276
Total increase (decrease) in net assets	158,693,050	1,072,123,260

Net Assets
Beginning of period	2,760,531,113	1,688,407,853
End of period	$2,919,224,163	$2,760,531,113

Other Information
Shares
Sold	70,183,552	82,535,630
Issued in reinvestment of distributions	1,817,410	1,209,622
Redeemed	(47,631,899)	(39,738,052)
Net increase (decrease)	24,369,063	44,007,200

Financial Highlights
Fidelity Flex® 500 Index Fund

Years ended February 28,	2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.69	$16.28	$12.62	$11.88	$11.58
Income from Investment Operations
Net investment income (loss) B,C	.29	.26	.24	.26	.24
Net realized and unrealized gain (loss)	(1.74)	2.41	3.66	.73	.29
Total from investment operations	(1.45)	2.67	3.90	.99	.53
Distributions from net investment income	(.28)	(.24)	(.24)	(.25)	(.19)
Distributions from net realized gain	-	(.02)	-	-	(.04)
Total distributions	(.28)	(.26)	(.24)	(.25)	(.23)
Net asset value, end of period	$16.96	$18.69	$16.28	$12.62	$11.88
Total Return D	(7.73)%	16.38%	31.31%	8.26%	4.67%
Ratios to Average Net Assets C,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	1.67%	1.38%	1.69%	1.98%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$2,919,224	$2,760,531	$1,688,408	$846,477	$553,837
Portfolio turnover rate H	5%	2%	6%	3%	8% I

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended February 28, 2023

1. Organization.
Fidelity Flex 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, certain deemed distributions, capital loss carryforwards and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$593,683,411
Gross unrealized depreciation	(225,849,941)
Net unrealized appreciation (depreciation)	$367,833,470
Tax Cost	$2,544,577,670

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,336,418
Capital loss carryforward	$(1,174,380)
Net unrealized appreciation (depreciation) on securities and other investments	$367,833,470

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,174,380)

The tax character of distributions paid was as follows:

	February 28, 2023	February 28, 2022
Ordinary Income	$43,666,587	$31,291,066
Long-term Capital Gains	-	1,669,727
Total	$43,666,587	$32,960,793

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex 500 Index Fund	549,788,157	143,502,714

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Flex 500 Index Fund	Borrower	$16,294,286	1.21%	$3,823

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex 500 Index Fund	$-	$-

9. Expense Reductions.
Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $266 and $8, respectively.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Flex 500 Index Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Flex 500 Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of February 28, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers; we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 11, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 318 funds. Mr. Chiel oversees 187 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Bettina Doulton (1964)
Year of Election or Appointment: 2021
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity ® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity ® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ®  funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ®  funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2020
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity Flex® 500 Index Fund	-%- D
Actual		$ 1,000	$ 1,012.50	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

A total of 0.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $220,250 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 97%, 89%, 89% and 89% of the dividends distributed in April, July, October, and December respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 97.82%, 92.82%, 92.82% and 92.82% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1.67%, 5.50%, 5.50% and 5.50% of the dividends distributed in April, July, October and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Flex 500 Index Fund

At its September 2022 meeting, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Contract) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, to Geode on behalf of the fund by 0.05 basis points, effective October 1, 2022. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided . The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreement (Advisory Contracts). At its May 2022 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should continue to benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract should continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also considered that FMR or an affiliate undertakes to pay all operating expenses of the fund with limited exceptions. Based on its review, the Board considered that the fund does not pay a management fee and concluded at its May 2022 and September 2022 meetings that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the level of Fidelity's profits in respect of all Fidelity funds. Because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions, the Board did not consider the costs and services provided by and the profits realized by Fidelity in connection with the operation of the fund to be relevant in its decision to approve the Amended Contract.

Economies of Scale. The Board did not consider the realization of economies of scale to be a material factor in its decision to approve the Amended Contract because the fund pays no advisory fees and FMR or an affiliate will continue to bear all expenses of the fund with limited exceptions.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the sub-advisory fee arrangement is fair and reasonable, and that the fund's Amended Contract should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9881571.105
Z5I-ANN-0423

Item 2.

Code of Ethics

As of the end of the period, February 28, 2023, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex 500 Index Fund (the “Fund”):

Services Billed by Deloitte Entities

February 28, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex 500 Index Fund	$42,800	$-	$9,300	$1,100

February 28, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex 500 Index Fund	$42,500	$-	$8,900	$1,000

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity 500 Index Fund, Fidelity

Extended Market Index Fund, Fidelity International Index Fund, Fidelity Series Total Market Index Fund and Fidelity Total Market Index Fund (the “Funds”):

Services Billed by PwC

February 28, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund	$70,400	$5,100	$18,300	$1,800
Fidelity Extended Market Index Fund	$72,000	$5,300	$14,800	$1,800
Fidelity International Index Fund	$61,800	$5,500	$50,900	$1,900
Fidelity Series Total Market Index Fund	$58,600	$5,100	$14,800	$1,800
Fidelity Total Market Index Fund	$63,000	$5,500	$14,700	$1,900

February 28, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund	$59,500	$5,500	$14,200	$1,800
Fidelity Extended Market Index Fund	$64,000	$5,600	$24,800	$1,800
Fidelity International Index Fund	$101,500	$5,800	$14,000	$1,900
Fidelity Series Total Market Index Fund	$57,600	$5,400	$14,000	$1,800
Fidelity Total Market Index Fund	$65,100	$5,900	$15,000	$1,900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	February 28, 2023A	February 28, 2022A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	February 28, 2023A	February 28, 2022A
Audit-Related Fees	$7,914,600	$8,239,800
Tax Fees	$1,000	$354,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Total Market Index Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 28, 2023A	February 28, 2022A
Deloitte Entities	$468,000	$474,500
PwC	$13,032,200	$13,956,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 20, 2023